AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 31, 2025.
No. 333-147622
No. 811-22148

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 568	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 569	☒

Invesco Actively Managed Exchange-Traded Fund Trust
(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515
(Address of Principal Executive Office)
Registrant’s Telephone Number, including Area Code: (800) 983-0903
Adam Henkel, Esquire
3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

With Copies to:
Alan P. Goldberg Stradley Ronon Stevens & Young LLP 191 North Wacker Drive, Suite 1601 Chicago, Illinois 60606	Eric S. Purple Stradley Ronon Stevens & Young LLP 2000 K Street, NW, Suite 700 Washington, DC 20006

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
It is proposed that this filing will become effective (check appropriate box)
☐	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on [effective date] pursuant to paragraph (a)
☒	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This post-effective amendment no. 568 under the Securities Act of 1933, as amended, for Invesco Actively Managed Exchange-
Traded Fund Trust (the "Trust") relates to the registration of three new series of the Trust, named Invesco Comstock Contrarian
Equity ETF, Invesco International Growth Equity ETF, and Invesco QQQ Hedged Advantage ETF.

Subject to Completion – dated January 31, 2025

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.
Prospectus
[      ]

Invesco Actively Managed Exchange-Traded Fund Trust
[TICKER]	Invesco Comstock Contrarian Equity ETF	[Exchange]
The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Summary Information
Investment Objective
The Invesco Comstock Contrarian Equity ETF (the “Fund”) seeks total return through growth of capital and current income.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[XX] %

Other Expenses[1]	[XX]

Total Annual Fund Operating Expenses	[XX]

1 “Other Expenses” are based on estimated amounts for the current fiscal year.
Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[XX]	$[XX]
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. As of the date of this prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.
Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund may invest in securities of issuers of any market capitalization, and at times might increase its emphasis on securities of issuers in a particular capitalization range. Under normal market conditions, it is currently expected that the Fund will invest a substantial percentage of its assets in large capitalization issuers. The Fund may also invest in real estate investment trusts (“REITs”).
In selecting securities for investment, the portfolio managers focus primarily on a security’s potential for capital growth and income. The “contrarian” nature of the strategy reflects that the portfolio managers emphasize a value style of investing, seeking to identify well-established, undervalued companies that have identifiable factors that might lead to improved valuations.
The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).
Principal Risks of Investing in the Fund
The following summarizes the principal risks of investing in the Fund.
The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.
Market Risk. Securities held by the Fund are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Fund’s portfolio. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to the Fund’s net asset value (“NAV”).
Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's portfolio, the Adviser or Sub-Adviser applies investment techniques and risk analyses in making investment and asset allocation decisions for the Fund, but there can be no guarantee that these actions will produce the desired results.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company's common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company's common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company's products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Value Investing Risk. Value investing entails the risk that if the market does not recognize that a selected security is undervalued, the prices of that security might not appreciate as anticipated. A value investing approach could also lead to acquiring fewer securities that might experience rapid price increases during times of market advances. This could cause the investments to underperform strategies that seek capital appreciation by employing only a growth or other non-value approach. Value investing has also gone in and out of favor during past market cycles and is likely to continue to do so. During periods when value investing is out of favor or when markets are unstable, the securities of value companies may underperform the securities of growth companies or the overall stock market.
Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
REIT Risk. REITs are pooled investment vehicles that trade like stocks and invest substantially all of their assets in real estate, and may qualify for special tax considerations. REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property
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vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. Further, failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the REIT’s shareholders. In addition, REITs may have expenses, including advisory and administration expenses, and REIT shareholders will incur a proportionate share of the underlying expenses.
Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.
Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.
Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, and Shares may be more likely to trade at a premium or discount to the Fund's NAV and to face trading halts and/or delisting. Additionally, investments in non-U.S. securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that the Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. In stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, which may cause a variance in the market price of Shares and their underlying NAV. In addition, an exchange or market may issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation/redemption process, potentially affect the price at which Shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's NAV.
Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund, its investment adviser, Invesco Capital Management LLC (the “Adviser”), and its sub-adviser, Invesco Advisers, Inc. (the “Sub-Adviser”) seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Shares May Trade at Prices Different than NAV. Shares trade on a stock exchange at prices at, above or below the Fund’s most recent NAV. The Fund’s NAV is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Shares fluctuates continuously throughout trading hours on the exchange, based on both the relative market supply of, and demand for, the Shares and the underlying value of the Fund’s portfolio holdings. As a result, the trading prices of the Shares may deviate from the Fund’s NAV. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Performance
As of the date of this prospectus, the Fund has not commenced operations and therefore does not have a performance history. Once available, the Fund's performance information will be accessible on the Fund's website at www.invesco.com/ETFs and will provide some indication of the risks of investing in the Fund.
Management of the Fund
Investment Adviser. Invesco Capital Management LLC (the “Adviser”).
Investment Sub-Adviser. Invesco Advisers, Inc. (the “Sub-Adviser”).
Portfolio Managers
The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Sub-Adviser	Date Began Managing the Fund
Devin Armstrong, CFA	Portfolio Manager of the Sub-Adviser	[ ] 2025

Kevin Holt, CFA	Portfolio Manager of the Sub-Adviser	[ ] 2025

James Warwick	Portfolio Manager of the Sub-Adviser	[ ] 2025

Purchase and Sale of Shares
The Fund will issue and redeem Shares at NAV only with APs and only in large blocks of [      ] Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.
Individual Shares may only be bought and sold in the secondary market (i.e., on a national securities exchange) through a broker or dealer at a market price. Because the Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (at a premium), at NAV, or less than NAV (at a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
Recent information, including information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads will be made available online at www.invesco.com/ETFs.
Tax Information
The Fund’s distributions generally will be taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related
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companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange-traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Additional Information About the Fund’s Strategies and Risks
Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund may invest in securities of issuers of any market capitalization, and at times might increase its emphasis on securities of issuers in a particular capitalization range. Under normal market conditions, it is currently expected that the Fund will invest a substantial percentage of its assets in large capitalization issuers. The Fund may also invest in REITs.
In selecting securities for investment, the portfolio managers focus primarily on a security’s potential for capital growth and income. The “contrarian” nature of the strategy reflects that the portfolio managers emphasize a value style of investing, seeking to identify well-established, undervalued companies that have identifiable factors that might lead to improved valuations.
Temporary Defensive Strategies
The Fund may take a temporary defensive position and hold a portion of its assets in cash or cash equivalents and money market funds (including affiliated money market funds) if there are inadequate investment opportunities available due to adverse market, economic, political or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions. Doing so could help the Fund avoid losses in the event of falling market prices and provide liquidity to make additional investments, but may mean lost investment opportunities in a period of rising market prices. During these periods, the Fund may not achieve its investment objective.
Principal Risks of Investing in the Fund
The following provides additional information regarding certain of the principal risks identified under “Principal Risks of Investing in the Fund” in the Fund's “Summary Information” section. Any of the following risks may impact the Fund’s NAV which could result in the Fund trading at a premium or discount to NAV.
Market Risk. The Fund’s holdings are subject to market fluctuations, and the Fund could lose money due to short-term market movements and over longer periods during market downturns. You should anticipate that the value of Shares will decline, more or less, in correlation with any decline in value of the holdings in the Fund’s portfolio. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or due to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to the Fund’s NAV.
Management Risk. Actively managed portfolios are subject to management risk. In managing the Fund's portfolio, the Adviser or
Sub-Adviser applies investment techniques and risk analyses in making investment and asset allocation decisions, but there can be no guarantee that they will produce the desired results.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, will fall. The value of an equity security may fall due to changes in general economic conditions that impact the market as a whole and that are relatively unrelated to an issuer or its industry. These conditions include changes in interest rates, specific periods of overall market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. An issuer's common stock in particular may be especially sensitive to, and more adversely affected by, these general movements in the stock market; it is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds.
In addition, equity risk includes the risk that investor sentiment toward, and perceptions regarding, one or more particular industries or economic sectors will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries or sectors more broadly. Price changes of equity securities may occur in a particular region, industry, or sector of the market, and as a result, the value of an issuer's common stock may fall solely because of factors, such as increases in production costs, that negatively impact other companies in the same industry or in a number of different industries.
Equity risk also includes the financial risks of a specific company, including that the value of the company's securities may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company's products or services. In particular, the common stock of a company may decline significantly in price over short periods of time. For example, an adverse event, such as an unfavorable earnings report, may depress the value of common stock; similarly, the common stock of an issuer may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer experiences a decline in its financial condition.
Value Investing Risk. Value investing entails the risk that if the market does not recognize that a selected security is undervalued, the prices of that security might not appreciate as anticipated. A value investing approach could also lead to acquiring fewer securities that might experience rapid price increases during times of market advances. This could cause the investments to underperform strategies that seek capital appreciation by employing only a growth or other non-value approach. Value investing has also gone in and out of favor during past market cycles and is likely to continue to do so. During periods when value investing is out of favor or when markets are unstable, the securities of value companies may underperform the securities of growth companies or the overall stock market.
Small- and Mid-Capitalization Company Risk. Securities of small- and mid-capitalization companies may be more volatile and thinly traded (that is, less liquid) than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions. In addition, small- and mid-capitalization companies are typically less financially stable than larger, more established companies, and they may depend on a small number of essential personnel, making them more vulnerable to loss of personnel. Small- and mid-capitalization companies also normally have less diverse product lines than large capitalization companies and are more susceptible to adverse developments concerning their products. As such, small- and mid-capitalization companies typically are more likely to be adversely affected than large capitalization companies by changes in earnings results, business prospects, investor expectations or poor economic or market conditions.
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REIT Risk. The REITs in which the Fund may invest will be subject to risks inherent in the direct ownership of real estate. These risks include, among others: fluctuations in the value of the underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; changes in the availability, cost and terms of mortgage funds; increased competition, property taxes, capital expenditures, or operating expenses; and other occurrences, including the impact of changes in environmental laws that may affect the real estate industry. A REIT that fails to comply with federal tax requirements affecting REITs may be subject to federal income taxation, or the federal tax requirement that a REIT distribute substantially all of its net income to its shareholders may result in a REIT having insufficient capital for future expenditures. The value of a REIT can depend on the structure of and cash flow generated by the REIT. In addition, like mutual funds, REITs have expenses, including advisory and administration fees, that their shareholders pay. As a result, an investor may absorb duplicate levels of fees when the Fund invests in REITs. In addition, REITs are subject to certain provisions under federal tax law. The failure of a company to qualify as a REIT could have adverse consequences for the Fund, including significantly reducing the return to the Fund on its investment in such company.
Recently, commercial real estate foreclosures have notably increased due to sustained higher interest rates and the marked prevalence of remote work arrangements in the wake of the COVID-19 pandemic, which has resulted in a waning demand for commercial office space. These developments may also adversely affect the price at which companies can sell real estate, because purchasers may not be able to obtain financing on attractive terms or at all. These developments affecting the real estate industry could adversely affect the real estate companies in which the Fund invests.
Non-Diversified Fund Risk. Because the Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
Issuer-Specific Changes Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform worse than the market as a whole, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, expiration of patent protection, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.
Authorized Participant Concentration Risk. Only APs may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. The risk may be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Shares, and Shares may be more likely to trade at a premium or discount to NAV and to face trading halts and/or delisting. Additionally, investments in non-U.S. securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that the Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Market Trading Risk. The Fund faces numerous market trading risks, including losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Although Shares are listed for trading on a securities exchange, there can be no assurance that an active trading market for Shares will develop or be maintained by market makers or APs, that Shares will continue to trade on any such exchange or that Shares will continue to meet the requirements for listing on an exchange. Any of these factors, among others, may lead to the Shares trading at a premium or discount to the Fund’s NAV. As a result, an investor could lose money over short or long periods. Further, the Fund may experience low trading volume and wide bid/ask spreads. Bid/ask spreads vary over time based on trading volume and market liquidity (including for the underlying securities held by the Fund), and are generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity.
In stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, which may cause a variance in the market price of Shares and their underlying NAV. In addition, an exchange or market may issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation/redemption process, potentially affect the price at which Shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund, the Adviser and the Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Shares May Trade at Prices Different than NAV. Shares trade on a stock exchange at prices at, above or below the Fund’s most recent NAV. The Fund’s NAV is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Shares fluctuates continuously throughout trading hours on the exchange, based on both the relative market supply of, and demand for, the Shares and the underlying value of the Fund’s portfolio holdings. As a result, the trading prices of the Shares may deviate from the Fund’s NAV. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV. The Adviser cannot predict whether the Shares will trade below, at or above the Fund’s NAV. Exchange prices are not expected to correlate exactly with the Fund’s NAV due to timing reasons, supply and demand imbalances and other factors. In addition, disruptions to creations and redemptions, including disruptions at market makers, APs, or other market participants, or periods of significant market volatility or stress, may result in trading prices for the Shares that differ significantly from the value of the Fund’s underlying holdings, with the result that investors may pay significantly more or receive significantly less than the underlying value of the Shares bought or sold. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV. Additionally, APs may be less willing to create or redeem the Shares if there is a lack of an active market for such Shares or the Fund’s underlying investments, which may contribute to the Shares trading at a premium or discount.
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Unlike conventional ETFs, the Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified index. Index-based ETFs generally have traded at prices that closely correspond to NAV per share. Given the high level of transparency of the Fund’s holdings, the Adviser believes that the trading experience of the Fund should be similar to that of index-based ETFs. However, there can be no assurance as to whether and/or the extent to which the Shares will trade at premiums or discounts to NAV.
Non-Principal Investment Strategies
In accordance with the 1940 Act and the rules thereunder, the Fund has adopted a policy to invest, under normal market conditions, at least 80% of the value of its net assets (plus the amount of any borrowings for investment purposes) in equity securities (the “80% investment policy”).
The Fund's investment objective is a non-fundamental policy that the Board of Trustees the (“Board”) of the Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”) may change without shareholder approval upon 60 days' prior written notice to shareholders.
The fundamental and non-fundamental policies of the Fund are set forth in the Fund’s Statement of Additional Information (“SAI”) under the section “Investment Restrictions.”
Borrowing Money
The Fund may borrow money up to the limits set forth in the Fund’s SAI under the section “Investment Restrictions.”
Securities Lending
The Fund may lend its portfolio securities to brokers, dealers, and other financial institutions. In connection with such loans, the Fund receives liquid collateral equal to at least 102% (105% for international securities) of the value of the loaned portfolio securities. This collateral is marked-to-market on a daily basis.
Additional Risks of Investing in the Fund
The Fund may also be subject to certain other non-principal risks associated with its investments and investment strategies. The following provides additional non-principal risk information regarding investing in the Fund.
Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund, like all companies, may be susceptible to operational, information security and related risks. Cybersecurity incidents involving the Fund and its service providers (including, without limitation, the Adviser, fund accountant, custodian, transfer agent and financial intermediaries) have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, impediments to trading, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which the Fund invests, counterparties with which the Fund engages, governmental and other regulatory authorities, exchanges and other financial market operators, banks, brokers, dealers, insurance companies, other financial institutions and other parties. The Fund and its shareholders could be negatively impacted as a result.
Derivatives Risk. The Fund may invest in derivatives, including futures contracts, options, and options on futures contracts, as applicable. Derivatives are financial instruments that derive their value from an underlying asset, such as a security, index or exchange rate. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives may be riskier than other types of investments and may be more volatile, less tax efficient and less liquid than other securities.
Derivatives may be used to create synthetic exposure to an underlying asset or to seek to hedge a portfolio risk. If the Fund uses derivatives to seek to “hedge” a portfolio risk, the change in value of a derivative may not correlate as expected with the underlying asset being hedged, and it is possible that the hedge therefore may not succeed. In addition, given their complexity, derivatives may be difficult to value.
Derivatives are subject to a number of risks including credit risk, interest rate risk, and market risk. Credit risk refers to the possibility that a counterparty will be unable and/or unwilling to perform under the agreement. Interest rate risk refers to fluctuations in the value of an asset resulting from changes in the general level of interest rates. OTC derivatives are also subject to counterparty risk (sometimes referred to as “default risk”), which is the risk that the other party to the contract will not fulfill its contractual obligations.
Derivatives may be especially sensitive to changes in economic and market conditions, and their use may give rise to a form of leverage. Leverage may cause the portfolio of the Fund to be more volatile than if the portfolio had not been leveraged because leverage can exaggerate the effect of any increase or decrease in the value of securities and other instruments held by the Fund. For some derivatives, such leverage could result in losses that exceed the original amount invested in the derivative. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company, as well as by regulatory changes.
Large Shareholder Risk. Certain shareholders, including a third party investor, the Adviser or an affiliate of the Adviser, an AP, a lead market maker, or another entity, may from time to time own a substantial amount of Shares or may invest in the Fund and hold its investment for a limited period of time solely to facilitate the commencement of the Fund or to facilitate the Fund achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment. Dispositions of a large number of Shares by these shareholders may adversely affect the Fund’s liquidity and net assets to the extent such transactions are executed directly with the Fund in the form of redemptions through an AP, rather than executed in the secondary market. These redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV and increase the Fund’s brokerage costs. Further, such sales may accelerate the realization of taxable income and/or gains to shareholders, or the Fund may be required to sell its more liquid Fund investments to meet a large redemption, in which case the Fund’s remaining assets may be less liquid, more volatile, and more difficult to price. To the extent the Fund permits cash purchases, large purchases of Shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. To the extent these large shareholders transact in shares on the secondary market, such transactions may account for a large percentage of the trading volume on the Fund’s exchange and may, therefore, have a material upward or downward effect on the market price of the Shares. To the extent the Fund permits redemptions in cash, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns.
Leverage Risk. To the extent that the Fund borrows money, it may be leveraged. Leveraging generally exaggerates the effect on NAV of any increase or decrease in the market value of the Fund’s portfolio securities. Borrowing creates interest expenses and other expenses (e.g., commitment fees) for the Fund that affect the Fund’s performance. Interest expenses are excluded from the Fund expenses borne by the Adviser under the unitary management fee.
Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Additionally, if a sector or sectors in which the Fund is concentrated is negatively impacted to a greater extent by such events, the Fund may experience heightened volatility. Given the increasing
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interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of the Fund’s investments.
Securities Lending Risk. Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If the Fund lends its securities and is unable to recover the securities loaned, it may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly. Any cash received as collateral for loaned securities will be invested in an affiliated money market fund. This investment is subject to market appreciation or depreciation and the Fund will bear any loss on the investment of its cash collateral.
Trading Issues Risk. Investors buying or selling Shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. Moreover, trading in Shares on [Exchange] (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Foreign exchanges may be open on days when Shares are not priced, and therefore, if the Fund holds securities that are primarily listed on such exchanges, the value of such securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell Shares.

Tax Structure of ETFs
Unlike interests in conventional mutual funds, which typically are bought and sold only at their closing NAV per share, the Shares are traded throughout the day in the secondary market on a national securities exchange and are issued and redeemed principally in-kind in Creation Units at each day’s next calculated NAV. In-kind arrangements are designed to protect shareholders from the adverse effects on the Fund’s portfolio that could arise from frequent cash creation and redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because of the mutual fund’s need to sell portfolio securities to obtain cash to meet such redemptions. These sales may generate taxable gains that must be distributed to the shareholders of the mutual fund, whereas the Shares’ in-kind redemption mechanism may reduce the effect of a tax event for the Fund (to the extent it uses in-kind redemptions) or its shareholders. However, the tax advantages of investing in Shares may be less pronounced than passive ETFs because the Fund is actively managed and, therefore, may have greater turnover in its portfolio securities, which could result in less tax efficiency than an investment in a fund that is not actively managed.

Portfolio Holdings
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at www.invesco.com/ETFs.

Management of the Fund
Invesco Capital Management LLC is a registered investment adviser with its offices at 3500 Lacey Road, Suite 700, Downers Grove, IL 60515. Invesco Capital Management LLC serves as the investment adviser to the Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco Exchange-Traded Self-Indexed Fund Trust and Invesco India Exchange-Traded Fund Trust, a family of ETFs, with combined assets under management of $[XX] as of [      , 2025].
As the Fund’s investment adviser, the Adviser has overall responsibility for selecting and continuously monitoring the Fund’s investments, managing the Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services for the Trust and oversight of the Sub-Adviser.
Invesco Advisers, Inc., a subsidiary of Invesco Ltd., the parent of Invesco Capital Management LLC, is a registered investment adviser and serves as the Fund’s investment sub-adviser. Subject to the supervision of the Adviser and the Board, the Sub-Adviser is responsible for the investment management of the Fund. The Sub-Adviser’s principal business address is 1331 Spring Street NW, Suite 2500, Atlanta, GA 30309. In addition, the Sub-Adviser serves as the investment adviser to the Invesco mutual funds with combined assets under management of approximately $[XX] as of [      , 2025].
Portfolio Managers
The Sub-Adviser uses a team of portfolio managers, investment strategists and other investment specialists in managing the Fund. This team approach brings together many disciplines and leverages the Sub-Adviser's extensive resources. In this regard, Devin Armstrong, CFA; Kevin Holt, CFA; and James Warwick (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund.
Each Portfolio Manager is responsible for various functions related to portfolio management, including investing cash flows, coordinating with other team members to focus on certain asset classes, implementing investment strategies and researching and reviewing investment strategies.
Each Portfolio Manager has limitations on their authority for risk management and compliance purposes that the Sub-Adviser believes to be appropriate.
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Devin Armstrong, CFA, Portfolio Manager of the Sub-Adviser, has been responsible for the management of the Fund since [      ] 2025 and has been associated with the Sub-Adviser and/or its affiliates since 2010.
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Kevin Holt, CFA, Portfolio Manager of the Sub-Adviser, has been responsible for the management of the Fund since [      ] 2025 and has been associated with the Sub-Adviser and/or its affiliates since 2010.
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James Warwick, Portfolio Manager of the Sub-Adviser, has been responsible for the management of the Fund since [      ] 2025 and has been associated with the Sub-Adviser and/or its affiliates since 2010.
The Fund's SAI provides additional information about the Portfolio Managers’ compensation structure, other accounts that the Portfolio Managers manage and the Portfolio Managers' ownership of Shares.
Advisory Fees
Pursuant to an investment advisory agreement between the Adviser and the Trust (the “Investment Advisory Agreement”), the Fund pays the Adviser an annual management fee equal to [XX]% of its average daily net assets (the “Advisory Fee”).
The Advisory Fee paid by the Fund to the Adviser is an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, Acquired Fund
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Fees and Expenses, if any, litigation expenses, and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).
The Fund may invest in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser (collectively, “Underlying Affiliated Investments”). The indirect portion of the advisory fees that the Fund incurs through such Underlying Affiliated Investments is in addition to the Advisory Fee payable to the Adviser by the Fund. Therefore, the Adviser has agreed to waive the Advisory Fee payable by the Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund's Underlying Affiliated Investments or (ii) the Advisory Fee available to be waived. This waiver does not apply to the Fund's investment of cash collateral received for securities lending. This waiver is in place through at least [      ], and there is no guarantee that the Adviser will extend it past that date.
The Adviser has entered into an Investment Sub-Advisory Agreement with the Sub-Adviser. The sub-advisory fee is paid by the Adviser to the Sub-Adviser at [XX]% of the Adviser’s compensation of the sub-advised assets of the Fund.
A discussion regarding the Board’s basis for approving the Investment Advisory Agreement and Investment Sub-Advisory Agreement with respect to the Fund will be available on the Fund’s website and filed on the Trust’s Form N-CSR for the fiscal period ended [      ].

How to Buy and Sell Shares
The Fund issues or redeems its Shares at NAV per Share only in Creation Units or Creation Unit Aggregations.
Most investors buy and sell Shares in secondary market transactions through brokers. Shares are listed for trading on the secondary market on the Exchange. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares generally are purchased and sold in “round lots” of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller “odd lots,” at no per share price differential. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.
The Shares trade on the Exchange under the symbol “[TICKER].”
Share prices are reported in dollars and cents per Share.
APs may acquire Shares directly from the Fund, and APs may tender their Shares for redemption directly to the Fund, at NAV per Share, only in Creation Units or Creation Unit Aggregations, and in accordance with the procedures described in the SAI.
Under normal circumstances, the Fund will pay out redemption proceeds to a redeeming AP within one day after the AP’s redemption request is received, in accordance with the process set forth in the Fund’s SAI and/or as set forth in the agreement between the AP and the Fund’s distributor, or as otherwise agreed to by the Fund and the AP. However, the Fund reserves the right, including under stressed market conditions, to take up to seven days after the receipt of a redemption request to pay an AP, all as permitted by the 1940 Act. If the Fund has foreign investments in a country where local market holiday(s) prevent the Fund from delivering such foreign investments to an AP in response to a redemption request, the Fund may take up to 15 days after the receipt of the redemption request to deliver such investments to the AP.
The Fund anticipates meeting redemption requests either by paying redemption proceeds to an AP primarily through in-kind redemptions or in cash. Cash used for redemptions will be raised from the sale of portfolio assets or may come from existing holdings of cash or cash equivalents. If the Fund holds Rule 144A securities, an AP that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”), will not be able to receive those Rule 144A securities.
The Fund may liquidate and terminate at any time without shareholder approval.
Book Entry
Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares and is recognized as the record owner of all Shares for all purposes.
Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or “street name” form.
Share Trading Prices
The trading prices of Shares on the Exchange may differ from the Fund’s daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares.

Frequent Purchases and Redemptions of Shares
Shares may be purchased and redeemed directly from the Fund only in Creation Units by APs. The vast majority of trading in Shares occurs on the secondary market and does not involve the Fund directly. In-kind purchases and redemptions of Creation Units by APs and cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases or redemptions of the Shares. Cash purchases and/or redemptions of Creation Units, however, can result in increased disruption of portfolio management, dilution to the Fund and increased transaction costs, which could negatively impact the Fund's ability to achieve its investment objective, and may lead to the realization of capital gains. These consequences may increase as the frequency of cash purchases and redemptions of Creation Units by APs increases. However, direct trading by APs is critical to ensuring that Shares trade at or close to NAV.
To minimize these potential consequences of frequent purchases and redemptions of Shares, the Fund imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs the Fund incurs in effecting trades. In addition, the Adviser monitors trades by APs for patterns of abusive trading and the Fund reserves the right to not accept orders from APs that the Adviser has determined may be disruptive to the management of the Fund or otherwise are not in the best interests of the Fund. For these reasons, the Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Shares of the Funds.
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Dividends, Other Distributions and Taxes
Dividends and Other Distributions
Generally, dividends from net investment income, if any, are declared and paid [      ] by the Fund. The Fund also intends to distribute its net realized capital gains, if any, to shareholders annually. Dividends and other distributions may be declared and paid more frequently to comply with the distribution requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to avoid a federal excise tax imposed on regulated investment companies.
Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.
Taxes
The Fund intends to qualify each year as a regulated investment company (“RIC”) and, as such, is not subject to entity-level tax on the income and gain it distributes. If you are a taxable investor, dividends and distributions you receive generally are taxable to you whether you reinvest distributions in additional Shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received during the prior calendar year. In addition, investors in taxable accounts should be aware of the basic tax points listed below:
Fund Tax Basics
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The Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to shareholders. If you are a taxable investor, distributions of net investment income generally are taxable to you as ordinary income.
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Distributions of net short-term capital gains are taxable to you as ordinary income. A fund with a high portfolio turnover rate (a measure of how frequently assets within the fund are bought and sold) is more likely to generate short-term capital gains than a fund with a low portfolio turnover rate.
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Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Shares.
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A portion of income dividends paid by the Fund may be reported as qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met. These reduced rates generally are available for dividends derived from the Fund’s investment in stocks of domestic corporations and qualified foreign corporations. If the Fund invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
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The use of derivatives by the Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.
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Distributions declared to shareholders with a record date in October, November or December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
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Any long-term or short-term capital gains realized on the sale of your Shares will be subject to federal income tax.
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If the Fund is terminated, a shareholder will receive a liquidating distribution(s) which should be treated as payment in exchange for the Shares held by the shareholder. As a result, each shareholder should recognize gain or loss in an amount equal to the difference between the shareholder’s adjusted tax basis in his or her shares and the liquidating distribution(s) he or she receives, except to the extent the Shares are held in a tax-advantaged arrangement. A liquidating distribution may be subject to backup withholding as described below.
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A shareholder’s cost basis information will be provided on the sale of any of the shareholder’s Shares, subject to certain exceptions for exempt recipients. Please contact the broker (or other nominee) that holds your Shares with respect to reporting of your cost basis and available elections for your account.
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At the time you purchase your Shares, the Fund’s NAV may reflect undistributed income or undistributed capital gains. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying Shares just before the Fund declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.” In addition, the Fund’s NAV may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.
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By law, if you do not provide the Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your Shares. The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
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An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from taxable dispositions of Shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
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You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
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Fund distributions and gains from the sale of Shares generally are subject to state and local income taxes.
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If the Fund qualifies to pass through the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you. You will then be required to include your pro rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
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Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in the Fund.
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Under the Foreign Account Tax Compliance Act (“FATCA”), a 30% withholding tax is imposed on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment
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accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). The Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of the Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
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To the extent the Fund invests in an underlying fund that is taxed as a RIC, please see the section titled “Taxes – Taxation of the Funds” in the Fund’s SAI for more information regarding the tax consequences of such investment.
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The above discussion concerning the taxability of Fund dividends and distributions and of sales of Shares is inapplicable to investors that generally are exempt from federal income tax, such as retirement plans that are qualified under Section 401 and 403 of the Code and individual retirement accounts (“IRAs”) and Roth IRAs.
Taxes on Purchase and Redemption of Creation Units
To the extent that the Fund permits in-kind transactions, an AP that exchanges equity securities for a Creation Unit generally will recognize a capital gain or loss equal to the difference between the market value of the Creation Units at the time of exchange (plus any cash received by the AP as part of the issue) and the sum of the AP's aggregate basis in the securities surrendered plus any cash component paid. Similarly, an AP that redeems a Creation Unit in exchange for securities generally will recognize a capital gain or loss equal to the difference between the AP's basis in the Creation Units (plus any cash paid by the AP as part of the redemption) and the aggregate market value of the securities received (plus any cash received by the AP as part of the redemption). The IRS, however, may assert that a loss realized upon an exchange of securities for a Creation Unit, or of a Creation Unit for securities, cannot be deducted currently under the rules governing “wash sales” or on the ground that there has been no significant change in the AP's economic position. An AP exchanging securities should consult its own tax advisor(s) with respect to whether wash sale rules apply and when a loss otherwise might not be deductible.
Any capital gain or loss realized on a redemption of a Creation Unit generally is treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less, assuming that such Creation Units are held as a capital asset. If you purchase or redeem one or more Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.
The foregoing discussion summarizes some of the more important possible consequences under current federal, state and local tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to state, local and/or foreign tax on the Fund's distributions and sales and/or redemptions of Shares. Consult your personal tax advisor(s) about the potential tax consequences of an investment in the Shares under all applicable tax laws.

Distributor
Invesco Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Shares. The Distributor is an affiliate of the Adviser.

Net Asset Value
The NAV for the Fund will be calculated and disseminated daily on each day that the NYSE is open for trading. The Bank of New York Mellon (“BNYM”) normally calculates the Fund’s NAV as of the regularly scheduled close of business of the NYSE (normally 4:00 p.m., Eastern time). The Fund’s NAV is based on prices at the time of closing, and U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments in a particular market or exchange. NAV is calculated by deducting all of the Fund’s liabilities from the total value of its assets and then dividing the result by the number of Shares outstanding, rounding to the nearest cent. Generally, the portfolio securities are recorded in the NAV no later than the trade date plus one day. In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are readily available and reliable are valued at market value. The Trust’s Board has designated the Adviser to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available and reliable in accordance with Board-approved policies and related Adviser procedures (the “Valuation Procedures”), subject to the Board’s oversight.
Securities listed or traded on an exchange (except convertible securities) generally are valued at the last trade price or official closing price that day as of the close of the exchange where the security primarily trades. Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business day NAV per share, whereas securities of investment companies that are exchange-traded are valued at the last trade price or official closing price on the exchange on which they primarily trade. Deposits, other obligations of U.S. and non-U.S. banks and financial institutions, and cash equivalents are valued at their daily account value. Fixed-income securities (including convertible securities) normally are valued on the basis of prices provided by independent pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of institutional round lot size, but the Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they principally trade. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services. Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures. Foreign exchange-traded equity securities are valued at their market value if market quotations are available and reliable. The Adviser may use various pricing services to obtain market quotations as well as fair value prices. The Adviser may discontinue the use of any pricing service at any time.
At times, a listed security’s market price may not be readily available. Moreover, even when market quotations are available for a security, they may be stale or unreliable. A security’s last market quotation may become stale because, among other reasons, (i) the security is not traded frequently, (ii) the security ceased trading before its exchange closed; (iii) market or issuer-specific events occurred after the security ceased trading; or (iv) the passage of time between when the security’s trading market closes and when the Fund calculates its NAV caused the quotation to become stale. A security’s last market quotation may become unreliable because of (i) certain issuer- or security-specific events, including a merger or insolvency, (ii) events which affect a geographical area or an industry segment, such as political events or natural disasters, or (iii) market events, such as a significant movement in the U.S. market. When a security’s market price is not readily available, or the Adviser determines, in its judgment, that such
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price is stale or unreliable, the Adviser will value the security at fair value in good faith using the Valuation Procedures.
Fair value pricing involves subjective judgments, and fair value pricing methods may change from time to time. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Adviser to accurately assign a daily value, and Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security. There is no assurance that the Fund could sell a portfolio security for the value established for it at any time, and it is possible that the Fund would incur a loss if a security is sold at a discount to its established value.

Fund Service Providers
BNYM, 240 Greenwich Street, New York, New York 10286, is the administrator, custodian, transfer agent and fund accounting and dividend disbursing agent for the Fund.

Stradley Ronon Stevens & Young, LLP, 191 North Wacker Drive, Suite 1601, Chicago, Illinois 60606, and 2000 K Street, NW, Suite 700, Washington, D.C. 20006, serves as legal counsel to the Trust.

[ ], serves as the Fund’s independent registered public accounting firm. [ ] is responsible for auditing the annual financial statements of the Fund and assists in the preparation and/or review of the Fund’s federal and state income tax returns.
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Financial Highlights
The Fund is new and has no performance history as of the date of this Prospectus. Financial information for the Fund therefore is not available.
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Premium/Discount Information
Information showing the number of days the market price of the Shares was greater (at a premium) and less (at a discount) than the Fund’s NAV for the most recently completed calendar year and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter) is available on the Fund’s website at www.invesco.com/ETFs.

Other Information
Continuous Offering
The method by which Creation Unit Aggregations of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of Shares are issued and sold by the Fund on an ongoing basis, a “distribution,” as such term is used in the Securities Act, may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.
For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent Shares and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving the solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.
Broker-dealer firms also should note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3)(C) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions), and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act only is available with respect to transactions on a national exchange.
Delivery of Shareholder Documents–Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of the prospectus and other shareholder documents, please contact your broker-dealer. If you currently are enrolled in householding and wish to change your householding status, please contact your broker-dealer.
For More Information
For more detailed information on the Trust, the Fund and the Shares, you may request a copy of the Fund’s SAI. The SAI provides detailed information about the Fund and is incorporated by reference into this prospectus. This means that the SAI legally is a part of this prospectus. Additional information about the Fund’s investments also will appear in the Fund’s Annual and Semi-Annual Reports to Shareholders and on Form N-CSR filed with the SEC, when available. In the Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its most recent fiscal year, when available. In Form N-CSR you will find the Fund’s annual and semi-annual financial statements. If you have questions about the Fund or Shares or you wish to obtain the SAI, Annual Report and/or Semi-Annual Report, or the Fund’s financial statements, when available, free of charge, or to make shareholder inquiries, please:
Call:	Invesco Distributors, Inc. at 1-800-983-0903 Monday through Friday 8:00 a.m. to 5:00 p.m. Central Time
Write:	Invesco Actively Managed Exchange-Traded Fund Trust c/o Invesco Distributors, Inc. 11 Greenway Plaza Houston, Texas 77046-1173
Visit:	www.invesco.com/ETFs
Reports and other information about the Fund are available on the EDGAR Database on the SEC's website at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
No person is authorized to give any information or to make any representations about the Fund and its Shares not contained in this prospectus, and you should not rely on any other information. Read and keep this prospectus for future reference.
Dealers effecting transactions in the Shares, whether or not participating in this distribution, generally are required to deliver a prospectus. This is in addition to any obligation of dealers to deliver a prospectus when acting as underwriters.
The Trust's registration number under the 1940 Act is 811-22148.
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Invesco Actively Managed Exchange-Traded Fund Trust
3500 Lacey Road, Suite 700		www.invesco.com/ETFs
Downers Grove, IL 60515	P-[ ]-PRO-1	800.983.0903 @InvescoUS

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.
Subject to Completion – dated January 31, 2025
Investment Company Act File No. 811-22148

Invesco Actively Managed Exchange-Traded Fund Trust

STATEMENT OF ADDITIONAL INFORMATION
Dated [      , 2025]
This Statement of Additional Information (the “SAI”) for Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”), relating to the series of the Trust listed below (the "Fund"), is not a prospectus. The SAI should be read in conjunction with the prospectus (the “Prospectus”) for the Fund dated [      , 2025], as the Prospectus may be revised from time to time.

Fund	Principal U.S. Listing Exchange	Ticker
Invesco Comstock Contrarian Equity ETF	[Exchange]	[TICKER]

Capitalized terms used herein that are not defined have the same meaning as in the Fund’s Prospectus, unless otherwise noted. A copy of the Fund’s Prospectus, shareholder report, and/or financial statements may be obtained without charge by writing to the Trust's Distributor, Invesco Distributors, Inc. (the “Distributor”), 11 Greenway Plaza, Houston, Texas 77046-1173, by calling toll free 1-800-983-0903, or by visiting the Fund’s website at www.invesco.com/ETFs.

STATEMENT OF ADDITIONAL INFORMATION

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GENERAL DESCRIPTION OF THE TRUST AND THE FUND
The Trust was organized as a Delaware statutory trust on November 6, 2007 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of [XX] Funds. This SAI relates to one series of the Trust, Invesco Comstock Contrarian Equity ETF. The Fund is classified as “non-diversified,” and as such, the Fund’s investments are not required to meet certain diversification requirements under the 1940 Act. The shares of the Fund are referred to herein as “Shares”.
The Fund seeks total return through growth of capital and current income. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Invesco Capital Management LLC (the “Adviser”), a wholly-owned subsidiary of Invesco Ltd., manages the Fund.
The Adviser has entered into an investment sub-advisory agreement with an affiliate, Invesco Advisers, Inc. ("Invesco Advisers" or the “Sub-Adviser”), to serve as investment sub-adviser to the Fund. The Sub-Adviser is an indirect wholly-owned subsidiary of Invesco Ltd. and is a registered investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act").
The Fund will issue and redeem Shares at net asset value (“NAV”) only in aggregations of a specified number of Shares set forth in the Fund’s Prospectus (each, a “Creation Unit” or a “Creation Unit Aggregation”).
The Fund will generally issue and redeem Creation Units principally in exchange for a designated basket of securities (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”), plus certain transaction fees; however, the Fund also reserves the right to permit or require Creation Units to be issued or redeemed for cash.
To the extent that the Fund issues or redeems Creation Units in exchange for Deposit Securities, it may issue Shares in advance of receipt of such Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. To offset the added brokerage and other transaction costs the Fund incurs with using cash to purchase the requisite Deposit Securities, during each instance of cash creations or redemptions, the Fund may impose transaction fees that generally are higher than the transaction fees associated with in-kind creations or redemptions. For more information, see the section below titled “Creation and Redemption of Creation Unit Aggregations.”
Shares of the Fund are expected to be approved for listing, subject to notice of issuance, on the [Exchange] (the "Exchange"). Shares will trade throughout the day on the Exchange at market prices that may be below, at, or above NAV. In the event of the liquidation of the Fund, the Trust may decrease the number of Shares in a Creation Unit.
EXCHANGE LISTING AND TRADING
There can be no assurance that the Fund, once listed, will continue to meet the requirements of the Exchange necessary to maintain the listing of its Shares. The Exchange may, but is not required to, remove the Shares from listing if: (i) following the initial 12-month period beginning at the commencement of trading of the Fund, there are fewer than 50 beneficial owners of Shares; (ii) the Fund is no longer eligible to operate in reliance on Rule 6c-11 under the 1940 Act; (iii) the Fund fails to meet certain continued listing standards of the Exchange; or (iv) such other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares from listing and trading upon termination of the Fund.
As in the case of other stocks traded on the Exchange, brokers' commissions on transactions will be based on negotiated commission rates at customary levels.
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The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.
INVESTMENT RESTRICTIONS
The Fund has adopted as fundamental policies the investment restrictions numbered (1) through (7) below. Except as noted below, the Fund, as a fundamental policy, may not:
(1) Invest more than 25% of the value of its net assets in securities of issuers in any one industry or group of industries. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.
(2) Borrow money, except the Fund may borrow money to the extent permitted by (i) the 1940 Act, (ii) the rules and regulations promulgated by the Securities and Exchange Commission (the “SEC”) under the 1940 Act, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act.
(3) Act as an underwriter of another issuer’s securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the “Securities Act”), in connection with the purchase and sale of portfolio securities.
(4) Make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund’s investment policies, (ii) repurchase agreements or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund’s total assets.
(5) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund (i) from purchasing or selling options, futures contracts or other derivative instruments, or (ii) from investing in securities or other instruments backed by physical commodities).
(6) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).
(7) Issue senior securities, except as permitted under the 1940 Act.
Except for restrictions (2), (4)(iii) and (7), if the Fund adheres to a percentage restriction at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets, or the sale of a security out of the portfolio, will not constitute a violation of that restriction. With respect to restrictions (2), (4)(iii) and (7), in the event that the Fund’s borrowings, repurchase agreements and loans of portfolio securities at any time exceed 33 1/3% of the value of the Fund’s total assets (including the amount borrowed and the collateral received), less the Fund’s liabilities (other than borrowings or loans) due to subsequent changes in the value of the Fund’s assets or otherwise, within three days (excluding Sundays and holidays), the Fund will take corrective action to reduce the amount of its borrowings, repurchase agreements and loans of portfolio securities to an extent that such borrowings, repurchase agreements and loans of portfolio securities will not exceed 33 1/3% of the value of the Fund’s total assets (including the amount borrowed and the collateral received) less the Fund’s liabilities (other than borrowings or loans).
For purposes of classifying the Fund as either a “diversified company” or a “non-diversified company” (as such terms are defined in the 1940 Act), the ultimate issuer of debt securities is determined by the Adviser based on certain factors, such as responsibility for the payment of the obligations of such securities and whether such issuer’s assets and revenues principally back those obligations, and/or other available information.
The foregoing fundamental investment policies cannot be changed as to the Fund without approval by holders of a “majority of the Fund’s outstanding voting securities.” As defined in the 1940 Act, this means the
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vote of (i) 67% or more of the Fund’s Shares present at a meeting, if the holders of more than 50% of the Fund’s Shares are present or represented by proxy, or (ii) more than 50% of the Fund’s Shares, whichever is less.
In addition to the foregoing fundamental investment policies, the Fund also is subject to the following non-fundamental investment restrictions and policies, which may be changed by the Board of Trustees of the Trust (the “Board”) without shareholder approval. The Fund may not:
(1) Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short at no added cost, and provided that transactions in options, futures contracts, options on futures contracts or other derivative instruments are not deemed to constitute selling securities short.
(2) Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts or other derivative instruments shall not constitute purchasing securities on margin.
(3) Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act, although the Fund may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) and 12(d)(1)(G) of the 1940 Act.
(4) Invest in direct interests in oil, gas or other mineral exploration programs or leases; however, the Fund may invest in the securities of issuers that engage in these activities.
(5) Invest in illiquid investments if, as a result of such investment, more than 15% of the Fund’s net assets would be invested in illiquid investments.
The investment objective of the Fund is a non-fundamental policy that can be changed by the Board without approval by shareholders upon 60 days’ prior written notice to shareholders.
In accordance with the 1940 Act and the rules thereunder, the Fund has adopted a policy to invest, under normal market conditions, at least 80% of the value of its net assets (plus the amount of any borrowings for investment purposes) in equity securities (the “80% investment policy”). The 80% investment policy is a non-fundamental policy that the Board may change without approval by shareholders upon 60 days’ written notice to shareholders.
INVESTMENT STRATEGIES AND RISKS
Unlike conventional exchange-traded funds (“ETFs”), the Fund is “actively managed” and does not seek to replicate the performance of a specified index. The Fund seeks to achieve its investment objective by investing in securities included in its investment universe.
Additionally, during times of adverse market, economic, political or other conditions, the Fund may depart temporarily from its principal investment strategies (such as by maintaining a significant uninvested cash position that may include investments in unaffiliated or affiliated money market funds) for defensive purposes. Doing so could help the Fund avoid losses, but may mean lost investment opportunities. During these periods, the Fund may not achieve its investment objective.
A discussion of the Fund’s investment strategies and the risks associated with an investment in the Fund is contained in the “Summary Information—Principal Investment Strategies,” “Summary Information— Principal Risks of Investing in the Fund” and “Additional Information About the Fund’s Strategies and Risks” sections of the Fund’s Prospectus. The discussion below supplements, and should be read in conjunction with, those sections of the Fund’s Prospectus. To the extent the Fund invests in other funds, the Fund will be subject to the risks associated with such other funds, including these set forth below.
An investment in the Fund should be made with an understanding that the value of the Fund’s portfolio holdings may fluctuate in accordance with changes in the value of the Fund’s portfolio holdings or other
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instruments or changes in the financial condition of the issuers of those portfolio holdings and other factors that affect the market, as applicable.
An investment in the Fund also should be made with an understanding of the risks inherent in an investment in securities, derivative instruments and other assets, including the risk that the financial condition of issuers may become impaired or that the general condition of the securities market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Shares). The Fund’s portfolio holdings are susceptible to general market fluctuations and to volatile increases and decreases in value as market confidence and investor emotions and perceptions of the companies issuing the securities change. Investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.
The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that dealers will make or maintain a market or that any such market will be or remain liquid. The price at which securities may be sold and the value of the Shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.
Artificial Intelligence Risk. The rapid development and increasingly widespread use of certain artificial intelligence technologies, including machine learning models and generative artificial intelligence (collectively “AI Technologies”), may adversely impact markets, the overall performance of the Fund's investments, or the services provided to the Fund by its service providers. For example, issuers in which the Fund invests and/or service providers to the Fund (including, without limitation, the Fund’s investment adviser, sub-adviser, fund accountant, custodian, or transfer agent) may use and/or expand the use of AI Technologies in their business operations, and the challenges with properly managing its use could result in reputational harm, competitive harm, legal liability, and/or an adverse effect on business operations. AI Technologies are highly reliant on the collection and analysis of large amounts of data and complex algorithms, and it is possible that the information provided through use of AI Technologies could be insufficient, incomplete, inaccurate or biased leading to adverse effects for the Fund, including, potentially, operational errors and investment losses. Additionally, the use of AI Technologies could impact the market as a whole, including by way of use by malicious actors for market manipulation, fraud and cyberattacks, and may face regulatory scrutiny in the future, which could limit the development of this technology and impede the growth of companies that develop and use AI.
To the extent the Fund invests in companies that are involved in various aspects of AI Technologies, it is particularly sensitive to the risks of those types of companies. These risks include, but are not limited to, small or limited markets for such securities, changes in business cycles, world economic growth, technological progress, rapid obsolescence, and government regulation. Such companies may have limited product lines, markets, financial resources or personnel. Securities of such companies, especially smaller, start-up companies, tend to be more volatile than securities of companies that do not rely heavily on technology. Rapid change to technologies that affect a company’s products could have a material adverse effect on such company’s operating results. Companies that are extensively involved in AI Technologies also may rely heavily on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by these companies to protect their proprietary rights will be adequate to prevent the misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology. Such companies may engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful.
Actual usage of AI Technologies by the Fund’s service providers and issuers in which the Fund invests will vary. AI Technologies and their current and potential future applications, and the regulatory frameworks within which they operate, continue to rapidly evolve, and it is impossible to predict the full extent of future applications or regulations and the associated risks to the Fund.
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Bank Capital Securities. Bank capital securities are issued by banks to help fulfill their regulatory capital requirements. There are two common types of bank capital: Tier I and Tier II. Bank capital is generally, but not always, of investment grade quality. Tier I securities often take the form of common and non-cumulative preferred stock. Tier II securities are commonly thought of as hybrids of debt and preferred stock, are often perpetual (with no maturity date), callable and, under certain conditions, allow for the issuer bank to withhold payment of interest until a later date. Subject to certain regulatory requirements, both Tier I and Tier II securities may include trust preferred securities. As a general matter, trust preferred securities are being phased out as Tier I and Tier II capital of banking organizations unless they qualify for grandfather treatment.
Bank Instruments. A bankers’ acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. A certificate of deposit (“CD”) is a negotiable interest-bearing instrument with a specific maturity. CDs are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. A time deposit is a nonnegotiable receipt issued by a bank in exchange for the deposit of funds. Like a CD, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.
Bonds. A bond is an interest-bearing security issued by a company, governmental unit or, in some cases, a non-U.S. entity. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond’s face value) either periodically (e.g., an amortizing bond) or on a specified maturity date. Bonds generally are used by corporations and governments to borrow money from investors. Some bonds may be “callable”—i.e., an issuer may have the right to redeem or “call” a bond before maturity. In such cases, the investor may have to reinvest the proceeds at lower market rates.
Most bonds bear interest income at a “coupon” rate that is fixed for the life of the bond. The value of a fixed rate bond usually rises when market interest rates fall, and falls when market interest rates rise. Accordingly, a fixed rate bond’s yield (income as a percent of the bond’s current value) may differ from its coupon rate as its value rises or falls. Other types of bonds, commonly known as “floating-rate” or “variable-rate” bonds, bear income at an interest rate that is adjusted periodically, either at specific intervals (e.g., step-up bonds, which pay an initial, fixed coupon rate for a stated period, then a higher, pre-determined rate for subsequent periods) or upon the occurrence of a certain event (e.g., event-driven, rating-driven, and registration-driven bonds, which may change coupon rates upon the occurrence or non-occurrence of specified events, such as rating changes, failure to register a bond, or failure to complete a merger). Because of their adjustable interest rates, the value of “floating-rate” or “variable-rate” bonds fluctuates much less in response to market interest rate movements than the value of fixed rate bonds.
Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues. Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation’s earnings and assets and, in the event of liquidation, are paid before subordinated obligations. Bonds may be unsecured (backed only by the issuer’s general creditworthiness) or secured (backed by specified collateral). Some bonds may have embedded put options (i.e., a “puttable bond”) granting the holder the right to demand early repayment of principal. To repay the debt obligation represented by a bond, a company may establish a “sinking fund,” which represents revenue set aside over a period of time to repay such debt.
The investment return of corporate bonds reflects interest on the security and changes in the market value of the security. The market value of a corporate bond may be affected by the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace. There is a risk that the issuers of the bonds may not be able to meet their obligations on interest or principal payments at the time called for by the bond.
Borrowing. The Fund may borrow money from a bank or another person up to the limits and for the purposes set forth in the section “Investment Restrictions” to meet shareholder redemptions, for temporary or emergency purposes and for other lawful purposes. Borrowed money will cost the Fund interest expense and/or other fees. The costs of borrowing may reduce the Fund’s return. Borrowing also may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations to repay borrowed
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monies. To the extent that the Fund has outstanding borrowings, it will be leveraged. Leveraging generally exaggerates the effect on NAV of any increase or decrease in the market value of the Fund’s portfolio securities.
Under the 1940 Act, a registered investment company can borrow an amount up to 33 1/3% of its assets for temporary or emergency purposes or to allow for an orderly liquidation of securities to meet redemption requests. If there are unusually heavy redemptions, the Fund may have to sell a portion of its investment portfolio at a time when it may not be advantageous to do so. Selling securities under these circumstances may result in the Fund having a lower NAV per Share.
CFTC Regulation. Rule 4.5 of the Commodity Exchange Act (“CEA”) significantly limits the ability of certain regulated entities, including registered investment companies such as the Fund, to rely on an exclusion that would not require its investment adviser to register with the Commodity Futures Trading Commission (“CFTC”) as a commodity pool operator (“CPO”). However, under Rule 4.5, the investment adviser of a registered investment company may claim exclusion from registration as a CPO only if the registered investment company that it advises uses futures contracts solely for “bona fide hedging purposes” or limits its use of futures contracts for non-bona fide hedging purposes such that (i) the aggregate initial margin and premiums required to establish non-bona fide hedging positions with respect to futures contracts do not exceed 5% of the liquidation value of the registered investment company’s portfolio, or (ii) the aggregate “notional value” of the non-bona fide hedging commodity interests do not exceed 100% of the liquidation value of the registered investment company’s portfolio (taking into account unrealized profits and unrealized losses on any such positions). With respect to the Fund, the Adviser has claimed exclusion from registration as a CPO under Rule 4.5.
Commercial Instruments. Commercial instruments include commercial paper, asset- backed commercial paper and other short-term corporate instruments. Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper may be traded in the secondary market after its issuance. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets. The credit quality of asset backed commercial paper depends primarily on the quality of these assets and the level of any additional credit support.
Equity Securities. Equity securities represent ownership interests in a company or partnership and consist of common stocks, preferred stocks, warrants to acquire common stock, securities convertible into common stock, and investments in master limited partnerships. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate. The value of equity securities may fall as a result of factors directly relating to the issuer, such as decisions made by its management or lower demand for its products or services. An equity security’s value also may fall because of factors affecting not just the issuer, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of an issuer’s equity securities also may be affected by changes in financial markets that are relatively unrelated to the issuer or its industry, such as changes in interest rates or currency exchange rates. Global stock markets, including the U.S. stock market, tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Equity securities may include:
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Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.
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Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. Preferred stocks may pay fixed or adjustable rates of return. Preferred stocks usually do not have voting
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rights. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of preferred stock take precedence over the claims of those who own common stock, but are subordinate to those of bond owners.
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Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own convertible securities.
Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable nonconvertible securities. Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.
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Small and Medium Capitalization Issuers. Investing in equity securities of small and medium capitalization companies often involves greater risk than do investments in larger capitalization companies. This increased risk may be due to greater business risks customarily associated with a smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter (“OTC”) market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or market averages in general.
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Master Limited Partnerships (“MLPs”). MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the SEC and are freely traded on a securities exchange or in the OTC market. MLPs often own several properties or businesses (or own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners are not involved in the day-to-day management of the partnership.
The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in a MLP than investors in a corporation. Additional risks involved with investing in a MLP are risks
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associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate or oil and gas industries.
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Warrants. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.
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Rights. A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a price lower than the public offering price. An investment in rights may entail greater risks than certain other types of investments. Generally, rights do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.
Counterparty Risk. The Fund’s investments in derivatives (such as swaps and forward contracts) may involve counterparties, which subjects the Fund to counterparty risk. Counterparty risk is the risk that the other party in an agreement or a participant to a transaction, such as a swap counterparty, might default on a contract or fail to perform by not paying amounts due or fulfilling the delivery conditions of the contract or transaction. In that event, the Fund will have contractual remedies pursuant to the agreements related to the transaction. However, the Fund could experience lengthy delays in recovering its assets and may not receive any recovery at all. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund, which may cause the Fund to experience difficulty in purchasing or selling these instruments in a timely manner.
Corporate Bonds. The investment return of corporate bonds reflects interest on the security and changes in the market value of the security. The market value of a corporate bond may be affected by the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the market place. There is a risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.
Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund, like all companies, may be susceptible to operational, information security and related risks. Cybersecurity incidents involving the Fund or its service providers (including, without limitation, the Fund’s investment adviser, sub-adviser,fund accountant, custodian, transfer agent and financial intermediaries) have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, impediments to trading, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs.
Cybersecurity incidents can result from deliberate cyberattacks or unintentional events and may arise from external or internal sources. Cyberattacks may include infection by malicious software or gaining unauthorized access to digital systems, networks or devices that are used to service the Fund’s operations (e.g., by “hacking” or “phishing”). Cyberattacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). These cyberattacks could cause the misappropriation of assets or personal information, corruption of data or operational disruptions. Geopolitical tensions may, from time to time, increase the scale and sophistication of deliberate cyberattacks.
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Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which the Fund invests, counterparties with which the Fund engages, governmental and other regulatory authorities, exchanges and other financial market operators, banks, brokers, dealers, insurance companies, other financial institutions and other parties. In addition, substantial costs may be incurred in order to prevent any cybersecurity incidents in the future. Although the Fund’s service providers may have established business continuity plans and risk management systems to mitigate cybersecurity risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. The Fund and its shareholders could be negatively impacted as a result.
The rapid development and increasingly widespread use of AI Technologies (as discussed under “Artificial Intelligence Risk” herein) could increase the effectiveness of cyberattacks and exacerbate the risks.
Derivatives Risk. Derivatives are financial instruments that derive their performance from an underlying asset, index, interest rate or currency exchange rate. Derivatives are subject to a number of risks including credit risk, interest rate risk, and market risk. They also involve the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The counterparty to a derivative contract might default on its obligations.
Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund that invests in derivatives may change quickly and without warning. For some derivatives, it is possible to lose more than the amount invested in the derivative. Derivatives may be used to create synthetic exposure to an underlying asset or to hedge a portfolio risk. If the Fund uses derivatives to “hedge” a portfolio risk, it is possible that the hedge may not succeed. This may happen for various reasons, including unexpected changes in the value of the rest of the portfolio of the Fund. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund. Changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. To the extent that the Fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.
Duration and Maturity of the Fund’s Portfolio. Duration is a measure of the expected life of a security on a current-value basis expressed in years, using calculations that consider the security’s yield, coupon interest payments, final maturity and call features.
While a debt security’s maturity can be used to measure the sensitivity of the security’s price to changes in interest rates, the term to maturity of a security does not take into account the pattern (or expected pattern) of the security’s payments of interest or principal prior to maturity. Duration, on the other hand, measures the length of the time interval from the present to the time when the interest and principal payments are scheduled to be received (or, in the case of a mortgage-related security, when the interest and principal payments are expected to be received). Duration calculations weigh the present value of each such payment by the time in years until such payment is expected to be received. If the interest payments on a debt security occur prior to the repayment of principal, the duration of the security is less than its stated maturity. For zero-coupon securities, duration and term to maturity are equal. Absent other factors, the lower the stated or coupon rate of interest on a debt security or the longer the maturity or the lower the yield-to-maturity of the
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debt security, the longer the duration of the security. Conversely, the higher the stated or coupon rate of interest, the shorter the maturity or the higher the yield-to-maturity of a debt security, the shorter the duration of the security.
Futures, options and options on futures in general have durations that are closely related to the duration of the securities that underlie them. Holding long futures positions or call option positions will tend to lengthen the portfolio’s duration.
In some cases the standard effective duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years. However, their exposure to interest rate changes corresponds to the frequency of the times at which their interest coupon rate is reset. In the case of mortgage pass-through securities, the stated final maturity of the security is typically 30 years, but current rates of prepayments are more important to determine the security’s interest rate exposure. In these and other similar situations, the investment adviser will use other analytical techniques that consider the economic life of the security as well as relevant macroeconomic factors (such as historical prepayment rates) in determining the Fund’s effective duration.
ETFs Risk. The Fund may invest in other ETFs. The Fund’s investment performance may depend on the investment performance of the ETFs in which it invests. Similarly, the Fund may be subject to the risks associated with those ETFs. The Fund will pay indirectly a proportional share of the fees and expenses of the ETFs in which it invests, while continuing to pay its own unitary management fee. As a result, shareholders indirectly will absorb duplicate levels of fees with respect to investments in other ETFs. In addition, at times certain segments of the market represented by the ETFs in which the Fund invests may be out of favor and underperform other segments.
ETN Risk. Exchange-traded notes (“ETNs”) are a type of unsecured, unsubordinated debt security that have characteristics and risks similar to those of fixed-income securities and trade on a major exchange similar to shares of ETFs. This type of debt security differs, however, from other types of bonds and notes because ETN returns are based upon the performance of a market index, minus applicable fees; no period coupon payments are distributed and no principal protections exist. The purpose of ETNs is to create a type of security that combines the aspects of both bonds and ETFs. The value of an ETN may be influenced by time to maturity, level of supply and demand, volatility and lack of liquidity in underlying markets, changes in the applicable interest rates, changes in the issuer’s credit rating and other economic, legal, political or geographic events. If the Fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. If the Fund holds its investment in an ETN until maturity, the issuer will give the Fund a cash amount that would be equal to principal amount (subject to the day’s index factor). ETNs also are subject to credit risk, whereby the Fund could lose money if the issuer of a note is unable to pay interest or repay principal when it is due.
Foreign Currency Transactions. The Fund's transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital. In certain cases, the Fund may make an election to treat such gain or loss as capital.
Foreign Investment Risks. Investment in foreign securities involves risks and considerations not present in domestic investments. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. The securities of non-U.S. issuers generally are not registered with the SEC, nor are the issuers thereof usually subject to the SEC’s reporting requirements. Accordingly, there may be less publicly available information about foreign securities and issuers than is available with respect to U.S. securities and issuers. Foreign securities markets, while growing in volume, have for the most part substantially less volume than United States securities markets, and securities of foreign companies are generally less liquid and at times their prices may be more volatile than prices of comparable United States companies. Foreign stock
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exchanges, brokers and listed companies generally are subject to less government supervision and regulation than in the United States. The customary settlement time for foreign securities may be longer than the customary settlement time for United States securities. The Fund’s income and gains from foreign issuers may be subject to non-U.S. withholding or other taxes, thereby reducing its income and gains. In addition, with respect to some foreign countries, there is the increased possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic developments which could affect the investments of the Fund in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions.
Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities exchanges and brokers generally are subject to less governmental supervision and regulation than in the U.S., and foreign securities exchange transactions usually are subject to fixed commissions, which generally are higher than negotiated commissions on U.S. transactions. In addition, foreign securities exchange transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause it to miss attractive opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. The Adviser or Sub-Adviser will consider such difficulties when determining the allocation of the Fund’s assets.
Forward Foreign Currency Contracts. The Fund may enter into forward foreign currency transactions (a) in anticipation of, or to protect itself against, fluctuations in exchange rates or (b) to increase or decrease its exposure to foreign currencies. A forward foreign currency contract is an obligation to buy or sell a particular currency in exchange for another currency, which may be U.S. dollars, at a specified exchange rate on a future date. Forward foreign currency contracts are typically individually negotiated and privately traded by currency traders and their customers in the interbank market. The Fund may enter into forward foreign currency contracts with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally.
At the maturity of a forward foreign currency contract, the Fund may either exchange the currencies specified at the maturity of the contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward foreign currency contracts may or may not be effected with the counterparty to the original forward contract. The Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date but instead provide for settlement by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount. These contracts are known as “non-deliverable forwards”.
Under definitions adopted by the CFTC and SEC, non-deliverable forwards are considered swaps, and therefore are included in the definition of commodity interests. Although non-deliverable forwards have historically been traded in the OTC market, as swaps they may in the future be required to be centrally cleared and traded on public execution facilities. Forward foreign currency contracts that qualify as deliverable forwards are not regulated as swaps for most purposes, and are not included in the definition of commodity interests. However these forwards are subject to some requirements applicable to swaps, including reporting to swap data repositories, margin requirements, documentation requirements, and business conduct rules applicable to swap dealers. CFTC regulation of forward foreign currency contracts, especially non-deliverable forwards, may restrict the Fund’s ability to use these instruments in the manner described above.
The cost to the Fund of engaging in forward foreign currency contracts varies with factors such as the currencies involved, the length of the contract period, differences in prevailing interest rates in the jurisdictions associated with the two currencies and the prevailing market conditions. Because forward foreign currency
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contracts are usually entered into on a principal basis, no fees or commissions are typically involved. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does establish a rate of exchange in advance. While forward foreign currency contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.
Futures. Futures contracts are used to simulate full investment, to facilitate trading or to reduce transaction costs.
Futures contracts provide for the future sale by one party and purchase by another party (a “Counterparty”) of a specified amount of a specific instrument or index at a specified future time and at a specified price. Stock index contracts are futures contracts based on indices that reflect the market value of common stock of the firms included in the indices. This type of futures contract differs from over-the-counter futures contracts (“OTC futures”), which are negotiated directly with a Counterparty. As such, investments in stock index futures contracts do not subject the Fund to the standard counterparty risks of OTC futures, which include the risk that the Counterparty will default on its obligations. In the futures markets, the exchange clearing corporation takes the other side in all transactions, either buying or selling directly to the market participants. The clearinghouse acts as the counterparty to all exchange-traded futures contracts. That is, the Fund’s obligation is to the clearinghouse, and the Fund will look to the clearinghouse to satisfy the Fund’s rights under the futures contract.
To the extent that the Fund does invest in OTC futures, it will be subject to credit risk with respect to a Counterparty. The Fund may obtain only a limited recovery, or no recovery at all, or may experience significant delays in obtaining recovery if a futures contract Counterparty experiences financial difficulties and becomes bankrupt or otherwise fails to perform its obligations under the OTC futures contract.
A futures contract provides for a specified settlement month in which the cash settlement is made or in which the underlying asset or financial instrument is to be delivered by the seller (whose position is therefore described as “short”) and acquired by the purchaser (whose position is therefore described as “long”). There is no purchase price paid or received on the purchase or sale of a futures contract. Instead, an amount of cash or cash equivalents must be deposited with the broker as “initial margin.” This amount varies based on the requirements imposed by the exchange clearing houses, but may be lower than 5% of the notional value of the contract. This margin deposit provides collateral for the obligations of the parties to the futures contract. This initial margin is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.
Futures and Options. The Fund may utilize exchange-traded futures and options contracts and swap agreements.
An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option in the case of an American option, or only upon the expiration date in the case of a European option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of the Fund. The potential for loss related to writing call options on
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equity securities or indices is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.
There are several risks accompanying the utilization of futures contracts and options on futures contracts. First, while the Fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time.
The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit.
There is the risk of loss of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or option; however, this risk is substantially minimized because (a) of the regulatory requirement that the broker has to “segregate” customer funds from its corporate funds, and (b) in the case of regulated exchanges in the United States, the clearing corporation stands behind the broker to make good losses in such a situation. The purchase of put or call options could be based upon predictions by the Sub-Adviser as to anticipated trends, which predictions could prove to be incorrect and a part or all of the premium paid therefore could be lost.
Because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting the Fund to substantial losses. In the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin.
General Risks of Futures. The use of futures contracts involves special considerations and risks, as described below.
(1)
Successful use of hedging and non-hedging transactions depends upon the Adviser’s or Sub-Adviser’s ability to correctly predict the direction of changes in the value of the applicable markets and securities. There can be no assurance that any particular hedging strategy will succeed.
(2)
In a hedging transaction, there might be imperfect correlation, or even no correlation, between the price movements of an instrument (such as a futures contract) and the price movements of the investments being hedged. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.
(3)
Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged instruments.
(4)
There is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time.
(5)
As described above, the Fund might be required to make margin payments when it takes positions in instruments involving obligations to third parties. If the Fund were unable to close out its positions in such instruments, it might be required to continue to make such payments until the position expired or matured. The requirements might impair the Fund’s ability to sell a portfolio security or
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make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.
(6)
There is no assurance that the Fund will use hedging transactions. For example, if the Fund determines that the cost of hedging will exceed the potential benefit to the Fund, the Fund will not enter into such transaction.
(7)
Non-hedging transactions present greater profit potential but also involve increased risk relative to hedging transactions.
Illiquid Investments. The Fund may not acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments. For purposes of this 15% limitation, illiquid investment means any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to the 1940 Act and applicable rules and regulations thereunder. The Fund will monitor its portfolio liquidity on an ongoing basis to determine whether, in light of current circumstances, the appropriate level of liquidity is being maintained, and will take steps to ensure it adjusts its liquidity consistent with the policies and procedures adopted by the Trust on behalf of the Fund. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that dealers will make or maintain a market or that any such market will be or remain liquid. The price at which securities may be sold and the value of Shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.
Lending Portfolio Securities. From time to time, the Fund (as the Adviser shall so determine) may lend its portfolio securities (principally to brokers, dealers or other financial institutions) to generate additional income. Such loans are callable at any time and are secured continuously by segregated collateral equal to at least 102% (105% for international securities) of the market value, determined daily, of the loaned securities. The Fund may lend portfolio securities to the extent of one-third of its total assets. The Fund will loan its securities only to parties that the Adviser has determined are in good standing and when, in the Adviser’s judgment, the potential income earned would justify the risks.
Although voting rights may pass with the lending of portfolio securities, the Fund will be entitled to call loaned securities, or otherwise obtain rights to vote or consent, when deemed necessary by the Adviser with respect to a material event affecting securities on loan. The Fund would receive income in lieu of dividends on loaned securities and may, at the same time, generate income on the loan collateral or on the investment of any cash collateral.
Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering securities loaned or gaining access to the collateral. If the Fund is not able to recover the securities loaned, the Fund may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the loaned securities increases and the collateral is not increased accordingly. Securities lending also involves exposure to operational risk (the risk of loss resulting from errors in the settlement and accounting process) and “gap risk” (the risk that the return on cash collateral reinvestments will be less than the fees paid to the borrower).
Any cash received as collateral for loaned securities will be invested, in accordance with the Fund’s investment guidelines, in an affiliated money market fund. Investing this cash subjects that investment to market appreciation or depreciation. For purposes of determining whether the Fund is complying with its investment policies, strategies and restrictions, the Fund or the Adviser will consider the loaned securities as assets of the Fund, but will not consider any collateral received as a Fund asset. The Fund will bear any loss on the investment of cash collateral. The Fund may have to pay the borrower a fee based on the amount of cash collateral.
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For a discussion of the federal income tax considerations relating to lending portfolio securities, see “Taxes.”
Leverage Risk. Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction. Leverage may cause the portfolio of the Fund to be more volatile than if the portfolio had not been leveraged because leverage can exaggerate the effect of any increase or decrease in the value of securities held by the Fund. The use of some derivatives may result in economic leverage, which does not result in the possibility of the Fund incurring obligations beyond its initial investment, but that nonetheless permits the Fund to gain exposure that is greater than would be the case in an unleveraged instrument.
Money Market Instruments. The Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity. The instruments in which the Fund may invest include: (i) short-term obligations issued by the U.S. government; (ii) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers' acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase “Prime-1” by Moody's Investors Service, Inc. ("Moody's")  or “A-1+” or “A-1” by S&P Global Ratings, a division of S&P Global Inc. ("S&P") or has a similar rating from a comparable rating agency, or if unrated, of comparable quality as the Adviser or Sub-Adviser determines; (iv) repurchase agreements; and (v) money market mutual funds, including affiliated money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker's acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.
Privately Issued Securities. The Fund may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A (“Rule 144A Securities”) or Regulation S (“Regulation S Securities”) under the Securities Act. Rule 144A Securities are restricted securities that are not publicly traded, and Regulation S Securities are securities of the U.S. and non-U.S. issuers initially offered and sold outside the United States without registration with the SEC. Accordingly, the liquidity of the market for specific Rule 144A or Regulation S Securities may vary. Delay or difficulty in selling such securities may result in a loss to the Fund.
Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. These disruptions could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The recent spread of the human coronavirus disease 2019 (“COVID-19”) is an example. In the first quarter of 2020, the World Health Organization (the “WHO”) recognized COVID-19 as a global pandemic and both the WHO and the United States declared the outbreak a public health emergency. The subsequent spread of COVID-19 resulted in, among other significant adverse economic impacts, instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations (including business closures) and supply chains, employee layoffs and general lack of employee availability, lower consumer demand, and defaults and credit downgrades, all of which contributed to disruption of global economic activity across many industries and exacerbated other pre-existing political, social and economic risks domestically and globally. Although the WHO and the United States ended their declarations of COVID-19 as a global health emergency in May 2023, the full economic impact at the macro-level and on individual businesses, as well as the potential for a future reoccurrence of
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COVID-19 or the occurrence of a similar epidemic or pandemic, are unpredictable and could result in significant and prolonged adverse impact on economies and financial markets in specific countries and worldwide and thereby could negatively affect the Fund’s performance.
Non-Diversification. The Fund is classified as a non-diversified investment company under the 1940 Act. A “non-diversified” classification means that the Fund is not limited by the 1940 Act with regard to the percentage of its total assets that may be invested in the securities of a single issuer. This means that the Fund may invest a greater portion of its total assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. The securities of a particular issuer may constitute a greater portion of the Fund’s portfolio. This may have an adverse effect on the Fund’s performance or subject Shares to greater price volatility than more diversified investment companies. Moreover, in pursuing its objective, the Fund may hold the securities of a single issuer in an amount exceeding 10% of the value of the outstanding securities of the issuer, subject to restrictions imposed by the Internal Revenue Code of 1986, as amended (the “Code”). In particular, as the Fund’s size grows and its assets increase, it will be more likely to hold more than 10% of the securities of a single issuer if the issuer has a relatively small public float as compared to other components in the Fund’s portfolio.
Although the Fund is non-diversified for purposes of the 1940 Act, the Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a “regulated investment company” (“RIC”) within the meaning of Subchapter M of the Code. Compliance with the diversification requirements of the Code may limit the investment flexibility of the Fund and may make it less likely that the Fund will meet its investment objective. To qualify as a RIC under the Code, the Fund must meet the requirements described in the section titled “Taxation of the Fund” in this SAI.
Options. The Fund may invest in options. A call option gives a holder the right to purchase a specific security or an index at a specified price (“exercise price”) within a specified period of time. A put option gives a holder the right to sell a specific asset at a specified price within a specified period of time. The initial purchaser of a call option pays the “writer,” i.e., the party selling the option, a premium which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. The Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of the asset held and may purchase call options to hedge against an increase in the price of the asset it is committed to purchase. The Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the assets it holds or is committed to purchase.
Options on Futures Contracts. An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of the Fund. The potential for loss related to writing call options on equity securities or indices is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.
The Fund may purchase and write put and call options on futures contracts that are traded on a U.S. exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be affected.
Risks of Options Transactions. There are several risks accompanying the utilization of options on futures contracts. The risk of loss in trading uncovered call options in some strategies (e.g., selling uncovered
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stock index futures contracts) is potentially unlimited. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the option; however, this risk is substantially minimized because (a) of the regulatory requirement that the broker has to “segregate” customer funds from its corporate funds, and (b) in the case of regulated exchanges in the United States, the clearing corporation stands behind the broker to make good losses in such a situation. The purchase of put or call options could be based upon predictions by the Adviser or Sub-Adviser as to anticipated trends, which predictions could prove to be incorrect and a part or all of the premium paid therefore could be lost.
Portfolio Turnover Risk. The Fund may engage in active and frequent trading of its portfolio securities. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs and may result in higher taxes when Shares are held in a taxable account.
Ratings. An investment grade rating means the security or issuer is rated investment-grade by S&P, Moody's, Fitch Ratings, Inc. (“Fitch”) or another nationally recognized statistical rating organization, or is unrated but considered to be of equivalent quality by the Adviser or Sub-Adviser. Bonds rated Baa3 or higher by Moody's or BBB- or higher by S&P or Fitch are considered “investment grade” securities; bonds rated Baa3 by Moody’s are considered medium grade obligations which lack outstanding investment characteristics and have speculative characteristics; and bonds rated BBB- by S&P or Fitch are regarded as having adequate capacity to pay principal and interest.
Receipt of Issuer’s Nonpublic Information. The Adviser or Sub-Adviser (through their portfolio managers, analysts, or other representatives) may receive material nonpublic information about an issuer that may restrict the ability of the Adviser or Sub-Adviser to cause the Fund to buy or sell securities of the issuer on behalf of the Fund for substantial periods of time. This may impact the Fund’s ability to realize profit or avoid loss with respect to the issuer and may adversely affect the Fund’s flexibility with respect to buying or selling securities, potentially impacting Fund performance. For example, activist investors of certain issuers in which the Adviser or Sub-Adviser holds large positions may contact representatives of the Adviser or Sub-Adviser and may disclose material nonpublic information in such communication. The Adviser or Sub-Adviser would be restricted from trading on the basis of such material nonpublic information, limiting their flexibility in managing the Fund and possibly impacting Fund performance.
Repurchase Agreements. The Fund may enter into repurchase agreements, which are agreements pursuant to which the Fund acquires securities from a third party with the understanding that the seller will repurchase them at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. The Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and (ii) securities dealers (“Qualified Institutions”). The Adviser will monitor the continued creditworthiness of Qualified Institutions.
The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund's ability to dispose of the underlying securities may be restricted. Finally, the Fund may not be able to substantiate its interest in the underlying securities. If the seller fails to repurchase the securities, the Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.
The resale price reflects the purchase price plus an agreed upon market rate of interest. The securities underlying a repurchase agreement will be marked-to-market every business day, and if the value of the securities falls below a specified percentage of the repurchase price (typically 102%), the counterparty will be required to deliver additional collateral to the Fund in the form of cash or additional securities. Custody of the securities will be maintained by the Fund's custodian or sub-custodian for the duration of the agreement.
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Risks Related to Armed Conflict. As a result of increasingly interconnected global economies and financial markets, armed conflict between countries or in a geographic region, for example the current conflicts between Russia and Ukraine in Europe and Hamas and Israel in the Middle East, has the potential to adversely impact Fund investments. Such conflicts, and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors. The timing and duration of such conflicts, resulting sanctions, related events and other implications cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in the Fund, even beyond any direct investment exposure the Fund may have to issuers located in or with significant exposure to an impacted country or geographic region.
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Risks Related to Russian Invasion of Ukraine.
In late February 2022, Russian military forces invaded Ukraine, significantly amplifying already existing geopolitical tensions among Russia, Ukraine, Europe, the North Atlantic Treaty Organization (“NATO”), and the West. Russia’s invasion, the responses of countries and political bodies to Russia’s actions, and the potential for wider conflict may increase financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities such as oil and natural gas.
Following Russia’s actions, various countries, including the U.S., Canada, the United Kingdom, Germany, and France, among others, as well as the European Union, issued broad-ranging economic sanctions against Russia. The sanctions freeze certain Russian assets and prohibit trading by individuals and entities in certain Russian securities, engaging in certain private transactions, and doing business with certain Russian corporate entities, large financial institutions, officials and oligarchs. The sanctions include a commitment by certain countries and the European Union to remove selected Russian banks from the Society for Worldwide Interbank Financial Telecommunications, commonly called “SWIFT,” the electronic network that connects banks globally, and imposed restrictive measures to prevent the Russian Central Bank from undermining the impact of the sanctions. A number of large corporations have since withdrawn from Russia or suspended or curtailed their Russia-based operations.
The imposition of these current sanctions (and the potential for further sanctions in response to Russia’s continued military activity) and other actions undertaken by countries and businesses may adversely impact various sectors of the Russian economy, including but not limited to, the financials, energy, metals and mining, engineering, and defense and defense-related materials sectors. Such actions also may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble, and could impair the ability of the Fund to buy, sell, receive, or deliver those securities. Moreover, the measures could adversely affect global financial and energy markets and thereby negatively affect the value of the Fund’s investments beyond any direct exposure to Russian issuers or those of adjoining geographic regions.
In response to sanctions, the Russian Central Bank raised its interest rates and banned sales of local securities by foreigners. Russia also prevented the export of certain goods and payments to foreign shareholders of Russian securities. Russia may take additional countermeasures or retaliatory actions, which may further impair the value and liquidity of Russian securities and Fund investments. Such actions could, for example, include restricting gas exports to other countries, the seizure of U.S. and European residents’ assets, or undertaking or provoking other military conflict elsewhere in Europe, any of which could exacerbate negative consequences on global financial markets and the economy. The actions discussed above could have a negative effect on the performance of the Fund. While diplomatic efforts have been ongoing, the conflict between Russia and Ukraine is unpredictable and has the potential to result in broader military actions. The duration of the ongoing conflict and corresponding sanctions and related events cannot be predicted and may result in a negative impact on Fund performance and the value of Fund investments, particularly as it relates to Russian exposure.
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Structured Notes. A structured note is a derivative security for which the amount of principal repayment and/or interest payments is based on the movement of one or more “factors.” These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate or SOFR), referenced bonds and stock indices. Some of these factors may or may not correlate to the total rate of return on one or more underlying instruments referenced in such notes. Investments in structured notes involve risks including interest rate risk, credit risk and market risk. Depending on the factor(s) used and the use of multipliers or deflators, changes in interest rates and movement of such factor(s) may cause significant price fluctuations. Structured notes may be less liquid than other types of securities and more volatile than the reference factor underlying the note. This means that the Fund may lose money if the issuer of the note defaults, as the Fund may not be able to readily close out its investment in such notes without incurring losses.
Swap Agreements. The Fund may enter into swap agreements, including, but not limited to, total return swaps, index swaps, interest rate swaps, municipal market data rate locks and credit default swaps. The Fund may utilize swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position. Swap agreements are contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year and may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities or ETFs. Forms of swap agreements include (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap,” (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”, and (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.
Another form of swap agreement is a credit default swap. A credit default swap enables the Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities or ETFs. Generally, the seller of credit protection against an issuer or basket of securities receives a periodic payment to compensate against potential default events. If a default event occurs, the seller must pay the buyer the full notional value of the reference obligation in exchange for the reference obligation. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the Fund selling the credit protection.
In contrast, the buyer of a credit default swap would have the right to deliver a referenced debt obligation and receive the par (or other agreed-upon) value of such debt obligation from the counterparty in the event of a default or other credit event (such as a credit downgrade) by the reference issuer, such as a U.S. or foreign corporation, with respect to its debt obligations. In return, the buyer of the credit protection would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the counterparty would keep the stream of payments and would have no further obligations to the Fund purchasing the credit protection.
The Fund also may enhance income by selling credit protection or attempt to mitigate credit risk by buying protection. Credit default swaps could result in losses if the creditworthiness of an issuer or a basket of securities is not accurately evaluated.
Most swap agreements (but generally not credit default swaps) that the Fund might enter into require the parties to calculate the obligations of the parties to the agreement on a “net basis.” Swap agreements may not involve the delivery of securities or other underlying assets. Consequently, the Fund's obligations (or rights) and risk of loss under such a swap agreement would generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Other swap agreements, such as credit default swaps, may require initial
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premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation.
Because they may be two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund's illiquid investment limitations. The Fund would not enter into any swap agreement unless the Adviser believes that the other party to the transaction is creditworthy. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which the Fund is selling credit protection, the default of a third party issuer.
The Fund may enter into swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement would typically be a bank, investment banking firm or broker-dealer or, in the case of a cleared swap, the clearinghouse. The counterparty would generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund would agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.
Swap agreements typically are settled on a net basis (but generally not credit default swaps), which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term.
Other swap agreements, such as credit default swaps, may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation. The Fund will reserve assets necessary to meet any accrued payment obligations when it is the buyer of a credit default swap. In cases where the Fund is the seller of a credit default swap, if the credit default swap provides for physical settlement, the Fund will reserve the full notional amount of the credit default swap.
The Fund may also enter into swaps on an index, including credit default index swaps (“CDX”), which are swaps on an index of credit default swaps. For example, a commercial mortgage-backed index (“CMBX”) is a type of CDX made up of 25 tranches of commercial mortgage-backed securities rather than credit default swaps. Unlike other CDX contracts where credit events are intended to capture an event of default, CMBX involves a pay-as-you-go settlement process designed to capture non-default events that affect the cash flow of the reference obligation. Pay-as-you-go settlement involves ongoing, two-way payments over the life of a contract between the buyer and the seller of protection and is designed to closely mirror the cash flow of a portfolio of cash commercial mortgage-backed securities.
The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments that are traded in the OTC market. The Adviser under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.
Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free. The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and related regulatory developments will ultimately require the clearing and exchange-trading of many OTC derivative instruments that the CFTC and SEC recently defined as “swaps.” Mandatory exchange-trading and clearing will occur on a phased-in basis based on the type of market participant and CFTC approval of contracts for central clearing. The Adviser will continue to monitor developments in this area, particularly to the extent regulatory changes
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affect the ability of the Fund to enter into swap agreements. Depending on the Fund's size and other factors, the margin required under the rules of the clearinghouse and by the clearing member may be in excess of the collateral required to be posted by the Fund to support its obligations under a similar bilateral swap. However, regulators are expected to adopt rules imposing certain margin requirements, including minimums, on uncleared swaps in the near future, which could change this comparison. Regulators are in the process of developing rules that would require trading and execution of most liquid swaps on trading facilities. Moving trading to an exchange-type system may increase market transparency and liquidity but may require the Fund to incur increased expenses to access the same types of swaps. Rules adopted in 2012 also require centralized reporting of detailed information about many types of cleared and uncleared swaps. Reporting of swap data may result in greater market transparency, but may subject the Fund to additional administrative burdens and the safeguards established to protect trader anonymity may not function as expected. Swaps traded in the OTC market are subject to margin requirements which, once implemented, may increase the cost to the Fund of engaging in such transactions.
The use of swap agreements, including credit default swaps, is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a counterparty's creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that the Fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.
U.S. Government Obligations. The Fund may invest in short-term U.S. government obligations. U.S. government obligations are a type of bond and include securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities. These include bills, notes and bonds issued by the U.S. Treasury, as well as “stripped” or “zero coupon” U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are created when the issuer separates the interest and principal components of an instrument and sells them as separate securities. In general, one security is entitled to receive the interest payments on the underlying assets (the interest only or “IO” security) and the other to receive the principal payments (the principal only or “PO” security). Some stripped securities may receive a combination of interest and principal payments. The yields to maturity on IOs and POs are sensitive to the expected or anticipated rate of principal payments (including prepayments) on the related underlying assets, and principal payments may have a material effect on yield to maturity. If the underlying assets experience greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IOs. Conversely, if the underlying assets experience less than anticipated prepayments of principal, the yield on POs could be adversely affected. Stripped securities may be highly sensitive to changes in interest rates and rates of prepayment.
Short-term obligations of certain agencies and instrumentalities of the U.S. government, such as the Government National Mortgage Association (“GNMA”), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association (“Fannie Mae”), are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the former Student Loan Marketing Association (“SLMA”), are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; still others, although issued by an instrumentality chartered by the U.S. government, like the Federal Farm Credit Bureau (“FFCB”), are supported only by the credit of the instrumentality.
With respect to obligations that are not supported by the full faith and credit of the U.S. Treasury, the Fund must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. As a general matter, the value of debt instruments, including U.S. government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. government obligations are subject to fluctuations in yield or value due to their structure or contract terms.
In 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and the Federal Home Loan Mortgage Corporation (“Freddie Mac”) into conservatorship. Since that time, Fannie Mae and Freddie Mac
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have received significant capital support through U.S. Treasury preferred stock purchases as well as U.S. Treasury and Federal Reserve purchases of their mortgage-backed securities. While the purchase programs for mortgage-backed securities ended in 2010, the U.S. Treasury continued its support for the entities’ capital as necessary to prevent a negative net worth. However, no assurance can be given that the Federal Reserve, U.S. Treasury, or FHFA initiatives discussed above will ensure that Fannie Mae and Freddie Mac will remain successful in meeting their obligations with respect to the debt and mortgage-backed securities they issue. In addition, Fannie Mae and Freddie Mac are also the subject of several continuing class action lawsuits and investigations by federal regulators, which (along with any resulting financial restatements) may adversely affect the guaranteeing entities. Importantly, the future of the entities is in serious question as the U.S. government is considering multiple options, ranging from significant reform, nationalization, privatization, consolidation, or abolishment of the entities.
The FHFA and the U.S. Treasury (through its agreements to purchase preferred stock of Fannie Mae and Freddie Mac) also have imposed strict limits on the size of the mortgage portfolios of Fannie Mae and Freddie Mac. In August 2012, the U.S. Treasury amended its preferred stock purchase agreements to provide that the portfolios of Fannie Mae and Freddie Mac will be wound down at an annual rate of 15% (up from the previously agreed annual rate of 10%), requiring Fannie Mae and Freddie Mac to reach the $250 billion target four years earlier than previously planned. Further, when a ratings agency downgraded long-term U.S. government debt in August 2011, the agency also downgraded the bond ratings of Fannie Mae and Freddie Mac, from AAA to AA+, based on their direct reliance on the U.S. government (although that rating did not directly relate to their mortgage-backed securities). The U.S. government’s commitment to ensure that Fannie Mae and Freddie Mac have sufficient capital to meet their obligations was, however, unaffected by the downgrade.
The U.S. Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed. The U.S. government may choose not to provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer were to default, the Fund holding securities of such issuer might not be able to recover its investment from the U.S. government.
From time to time, policy changes by the U.S. government or its regulatory agencies and other governmental actions and political events within the United States, changes to the monetary policy by the Federal Reserve or other regulatory actions, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan or other legislation aimed at addressing financial or economic conditions, the threat of a federal government shutdown, and threats not to increase or suspend the federal government’s debt limit, may affect investor and consumer confidence; increase volatility in the financial markets, perhaps suddenly and to a significant degree; reduce prices of U.S. Treasury securities and/or increase the costs of various kinds of debt; result in higher interest rates; and even raise concerns about the U.S. government’s credit rating and ability to service its debt. If a U.S. government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a fund that holds securities of that entity will be adversely impacted.
U.S. Registered Securities of Foreign Issuers. Investing in U.S. registered, dollar-denominated, investment grade bonds or preferred securities issued by non-U.S. issuers involves some risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability that could affect U.S. investments in foreign countries, and potential restrictions of the flow of international capital. Foreign companies may be subject to less governmental regulation than U.S. issuers. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.
Forward Commitments, When-Issued and Delayed Delivery Securities. Securities purchased or sold on a forward commitment, when-issued or delayed delivery basis involve delivery and payment that take
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place in the future after the trade date or the date of the commitment to purchase or sell the securities at a pre-determined price and/or yield. Settlement of such transactions normally occurs a month or more after the purchase or sale commitment is made. Typically, no interest accrues to the purchaser until the security is delivered.
When purchasing a security on a forward commitment, when-issued or delayed delivery basis, the Fund assumes the risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Securities purchased on a forward commitment, when-issued or delayed delivery basis are subject to changes in value based upon the public’s perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Accordingly, securities acquired on such a basis may expose the Fund to risks because they may experience such fluctuations prior to actual delivery. Purchasing securities on a forward commitment, when-issued or delayed delivery basis may involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself.
Many forward commitments, when-issued and delayed delivery transactions are also subject to the risk that a counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, including making payments or fulfilling obligations to the Fund. The Fund may obtain no or only limited recovery in a bankruptcy or other reorganizational proceedings, and any recovery may be significantly delayed. With respect to be announced (TBA) transactions and transactions in other forward-settling mortgage-backed securities, the counterparty risk may be mitigated by the exchange of variation margin between the counterparties on a regular basis as the market value of the deliverable security fluctuates.
Investment in these types of securities may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor its commitment. In the case of a purchase transaction, the delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of the Fund and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of the Fund until settlement. TBA transactions and transactions in other forward-settling mortgage-backed securities may be effected pursuant to a collateral agreement with the counterparty under which the parties exchange collateral consisting of cash or liquid securities in an amount as specified by the agreement that is based on the change in the market value of the TBA transactions governed by the agreement. The Fund or the counterparty will make payments throughout the term of the transaction as collateral values fluctuate to maintain full collateralization for the term of the transaction. Collateral will be marked-to-market every business day. If the seller defaults on the transaction or declares bankruptcy or insolvency, the Fund might incur expenses in enforcing its rights, or the Fund might experience delay and costs in recovering collateral or may suffer a loss of principal and interest if the value of the collateral declines. In these situations, the Fund will be subject to greater risk that the value of the collateral will decline before it is recovered or, in some circumstances, the Fund may not be able to recover the collateral, and the Fund will experience a loss.
PORTFOLIO TURNOVER
The Fund calculates its portfolio turnover rate by dividing the value of the lesser of purchases or sales of portfolio securities for the fiscal period by the monthly average of the value of portfolio securities owned by the Fund during the fiscal period. A 100% portfolio turnover rate would occur, for example, if all of the portfolio securities (other than short-term securities) were replaced once during the fiscal period. Portfolio turnover rates will vary from year to year, depending on market conditions and the nature of the Fund's holdings. As of the date of this SAI, the Fund is new and has no operating history, and therefore portfolio turnover information is not yet available.
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DISCLOSURE OF PORTFOLIO HOLDINGS
Quarterly Portfolio Schedule. The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of the Fund’s portfolio holdings with the SEC on Form N-PORT. The Trust also discloses a complete schedule of the Fund’s portfolio holdings with the SEC on Form N-CSR after its second and fourth fiscal quarters.
The Trust’s Forms N-PORT and Forms N-CSR on behalf of the Fund will be available on the SEC's website at www.sec.gov. The Trust’s Forms N-PORT and Forms N-CSR are available without charge, upon request, by calling 1-630-933-9600 or 1-800-983-0903 or by writing to Invesco Actively Managed Exchange-Traded Fund Trust at 3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515.
Portfolio Holdings Policy. The Trust has adopted a policy regarding the disclosure of information about the Trust's portfolio holdings. The Board must approve all material amendments to this policy.
Each business day before the opening of regular trading on the Exchange, the Fund discloses on its website (www.invesco.com/ETFs) the portfolio holdings that will form the basis for the Fund’s next calculation of NAV per Share. The Trust, the Adviser, the Sub-Adviser and The Bank of New York Mellon (“BNYM” or the “Administrator”) will not disseminate non-public information concerning the Trust.
Access to information concerning the Fund’s portfolio holdings may be permitted at other times: (i) to personnel of third-party service providers, including the Fund’s custodian, transfer agent, auditors and counsel, as may be necessary to conduct business in the ordinary course in a manner consistent with such service providers’ agreements with the Trust on behalf of the Fund; or (ii) in instances when the Fund’s President and/or Chief Compliance Officer determines that (x) such disclosure serves a reasonable business purpose and is in the best interests of the Fund’s shareholders; and (y) in making such disclosure, no conflict exists between the interests of the Fund’s shareholders and those of the Adviser or the Distributor.
MANAGEMENT
The primary responsibility of the Board is to represent the interests of the Fund and to provide oversight of the management of the Fund. The Trust currently has nine Trustees. Eight Trustees are not “interested,” as that term is defined under the 1940 Act, and have no affiliation or business connection with the Adviser or any of its affiliated persons and do not own any stock or other securities issued by the Adviser (the “Independent Trustees”). The remaining Trustee (the “Interested Trustee”) is affiliated with the Adviser.
The Independent Trustees of the Trust, their term of office and length of time served, their principal business occupations during at least the past five years, the number of portfolios in the Fund Complex (defined below) that they oversee and other directorships, if any, that they hold are shown below. The “Fund Complex” includes all open- and closed-end funds (including all of their portfolios) advised by the Adviser and any affiliated person of the Adviser. As of the date of this SAI, the “Fund Family” consists of the Trust and five other ETF trusts advised by the Adviser.

Name, Address and Year of Birth of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustees	Other Directorships Held by Independent Trustees During the Past 5 Years
Ronn R. Bagge—1958 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice Chair of the Board; Chair of the Nominating and Governance Committee and Trustee	Vice Chair since 2018; Chair of the Nominating and Governance Committee and Trustee since 2008	Founder and Principal, YQA Capital Management LLC (1998-Present); formerly, Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high- speed rotating equipment service provider) (1988- 2001).	[XX]	Chair (since 2021) and member (since 2017) of the Joint Investment Committee, Mission Aviation Fellowship and MAF Foundation; Trustee, Mission Aviation Fellowship (2017-Present).
24

Name, Address and Year of Birth of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustees	Other Directorships Held by Independent Trustees During the Past 5 Years
Todd J. Barre—1957 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Trustee	Since 2010
Formerly, Assistant
Professor of Business,
Trinity Christian
College (2010-2016); Vice
President and Senior
Investment Strategist
(2001-2008), Director of
Open Architecture and
Trading (2007-2008),
Head of Fundamental
Research (2004-2007)
and Vice President and
Senior Fixed Income
Strategist (1994-2001),
BMO Financial
Group/Harris Private
Bank.
				[XX]	None.
Victoria J. Herget—1951 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Trustee	Since 2019
Formerly, Managing
Director (1993-2001),
Principal (1985-1993),
Vice President (1978-
1985) and Assistant Vice
President (1973-1978),
Zurich Scudder
Investments (investment
adviser) (and its
predecessor firms).
[XX]
Trustee Emerita (2017-
present), Trustee
(2000-2017) and Chair
(2010-2017), Newberry
Library; Member
(2002-present),
Rockefeller Trust
Committee; formerly,
Trustee, Chikaming
Open Lands (2014-
2023); Trustee, Mather
LifeWays (2001-2021);
Trustee, certain funds
in the Oppenheimer
Funds complex (2012-
2019); Board Chair
(2008-2015) and
Director (2004-2018),
United Educators
Insurance Company;
Independent Director,
First American Funds
(2003-2011); Trustee
(1992-2007), Chair of
the Board of Trustees
(1999-2007),
Investment Committee
Chair (1994-1999) and
Investment Committee
member (2007-2010),
Wellesley College;
Trustee, BoardSource
(2006-2009); Trustee,
Chicago City Day
School (1994-2005).

Marc M. Kole—1960 c/o Invesco Capital Management LLC	Chair of the Audit Committee and Trustee	Chair of the Audit Committee and Trustee	Formerly, Managing Director of Finance (2020- 2021) and Senior Director	[XX]	Formerly, Treasurer (2018-2021), Finance Committee Member
25

Name, Address and Year of Birth of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustees	Other Directorships Held by Independent Trustees During the Past 5 Years
3500 Lacey Road, Suite 700 Downers Grove, IL 60515		since 2008
of Finance (2015-2020),
By The Hand Club for
Kids (not-for-profit); Chief
Financial Officer, Hope
Network (social services)
(2008-2012); Assistant
Vice President and
Controller, Priority Health
(health insurance) (2005-
2008); Regional Chief
Financial Officer, United
Healthcare (2005); Chief
Accounting Officer, Senior
Vice President of Finance,
Oxford Health Plans
(2000-2004); Audit
Partner, Arthur Andersen
LLP (1996-2000).
(2015-2021) and Audit Committee Member (2015), Thornapple Evangelical Covenant Church; Board and Finance Committee Member (2009-2017) and Treasurer (2010- 2015, 2017), NorthPointe Christian Schools.
Yung Bong Lim—1964 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chair of the Investment Oversight Committee and Trustee	Chair of the Investment Oversight Committee since 2014; Trustee since 2013	Managing Partner, RDG Funds LLC (real estate) (2008-Present); formerly, Managing Director, Citadel LLC (1999-2007).	[XX]	Board Director, Beacon Power Services, Corp. (2019-Present); formerly, Advisory Board Member, Performance Trust Capital Partners, LLC (2008-2020).
Joanne Pace—1958 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Trustee	Since 2019
Formerly, Senior Advisor,
SECOR Asset
Management, LP (2010-
2011); Managing Director
and Chief Operating
Officer, Morgan Stanley
Investment Management
(2006-2010); Partner and
Chief Operating Officer,
FrontPoint Partners, LLC
(alternative investments)
(2005-2006); Managing
Director (2003-2005),
Global Head of Human
Resources and member of
Executive Board and
Operating Committee
(2004-2005), Global Head
of Operations and Product
Control (2003-2004),
Credit Suisse (investment
banking); Managing
Director (1997-2003),
Controller and Principal
Accounting Officer (1999-
2003), Chief Financial
Officer (temporary
assignment) for the
Oversight Committee,
[XX]
Board Director, Horizon
Blue Cross Blue Shield
of New Jersey (2012-
Present); Council
Member, New York-
Presbyterian Hospital’s
Leadership Council on
Children’s and
Women’s Health
(2012-Present);
formerly, Governing
Council Member
(2016-2023) and Chair
of Education
Committee (2017-
2021), Independent
Directors Council
(IDC); Advisory Board
Director, The Alberleen
Group LLC (2012-
2021); Board Member,
100 Women in Finance
(2015-2020); Trustee,
certain funds in the
Oppenheimer Funds
complex (2012-2019);
Lead Independent
Director and Chair of
the Audit and

26

Name, Address and Year of Birth of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustees	Other Directorships Held by Independent Trustees During the Past 5 Years
Long Term Capital Management (1998-1999), Morgan Stanley.
Nominating Committee
of The Global Chartist
Fund, LLC,
Oppenheimer Asset
Management (2011-
2012); Board Director,
Managed Funds
Association (2008-
2010); Board Director
(2007-2010) and
Investment Committee
Chair (2008-2010),
Morgan Stanley
Foundation.

Gary R. Wicker—1961 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Trustee	Since 2013
Formerly, Senior Vice
President of Global
Finance and Chief
Financial Officer, RBC
Ministries (publishing
company) (2013-2024);
Executive Vice President
and Chief Financial
Officer, Zondervan
Publishing (a division of
Harper Collins/NewsCorp)
(2007-2012); Senior Vice
President and Group
Controller (2005- 2006),
Senior Vice President and
Chief Financial Officer
(2003-2004), Chief
Financial Officer (2001-
2003), Vice President,
Finance and Controller
(1999-2001) and Assistant
Controller (1997-1999),
divisions of The Thomson
Corporation (information
services provider); Senior
Audit Manager (1994-
1997),
PricewaterhouseCoopers
LLP.
				[XX]	Board and Finance Committee Member, West Michigan Youth For Christ (2010- Present); Board Member and Treasurer, Our Daily Bread Ministries Canada (2015-2024).
Donald H. Wilson—1959 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chair of the Board and Trustee	Chair since 2012; Trustee since 2008
Chair, President and Chief
Executive Officer,
McHenry Bancorp Inc. and
McHenry Savings Bank
(subsidiary) (2018-
Present); formerly, Chair
and Chief Executive
Officer, Stone Pillar
Advisors, Ltd. (2010-
2017); President and
Chief Executive Officer,
Stone Pillar Investments,
				[XX]	Director, Penfield Children’s Center (2004-Present); Board Chair, Gracebridge Alliance, Inc. (2015-Present).
27

Name, Address and Year of Birth of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustees	Other Directorships Held by Independent Trustees During the Past 5 Years

Ltd. (advisory services to
the financial sector) (2016-
2018); Chair, President
and Chief Executive
Officer, Community
Financial Shares, Inc. and
Community Bank—
Wheaton/Glen Ellyn
(subsidiary) (2013-2015);
Chief Operating Officer,
AMCORE Financial, Inc.
(bank holding company)
(2007-2009); Executive
Vice President and Chief
Financial Officer,
AMCORE Financial, Inc.
(2006-2007); Senior Vice
President and Treasurer,
Marshall & Ilsley Corp.
(bank holding company)
(1995-2006).

*
This is the date the Independent Trustee began serving the Trust. Each Independent Trustee serves an indefinite term, until his or her successor is elected.
The Interested Trustee, President and Principal Executive Officer of the Trust, his term of office and length of time served, his principal business occupations during at least the past five years, the number of portfolios in the Fund Complex overseen by the Interested Trustee and the other directorships, if any, held by the Interested Trustee, are shown below.
Name, Address and Year of Birth of Interested Trustee*	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee	Other Directorships Held by Interested Trustee During the Past 5 Years
Brian Hartigan—1978 Invesco Capital Management LLC 3500 Lacey Road Suite700 Downers Grove, IL 60515	Trustee, President and Principal Executive Officer	Trustee since 2024; President and Principal Executive Officer since 2023
President and Principal
Executive Officer, Invesco
Exchange-Traded Fund
Trust, Invesco Exchange-
Traded Fund Trust II,
Invesco India Exchange-
Traded Fund Trust,
Invesco Actively Managed
Exchange-Traded Fund
Trust, Invesco Actively
Managed Exchange-
Traded Commodity Fund
Trust and Invesco
Exchange-Traded Self-
Indexed Fund Trust (2023
– Present); Managing
Director and Global Head
of ETFs, Indexed
Strategies, SMAs and
Model Portfolios, Chief
Executive Officer and
				[XX]	None.
28

Name, Address and Year of Birth of Interested Trustee*	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee	Other Directorships Held by Interested Trustee During the Past 5 Years

Principal Executive Officer,
Invesco Capital
Management LLC (2023 -
Present); Chief Executive
Officer, Manager and
Principal Executive Officer,
Invesco Specialized
Products, LLC (2023 –
Present); Director,
Co-Chief Executive Officer
and Co-President, Invesco
Capital Markets, Inc.
(2020 – Present);
Manager and President,
Invesco Investment
Advisers LLC (2020 –
Present) and Manager,
Invesco Indexing LLC
(2023 – Present); formerly,
Global Head of ETF
Investments and Indexed
Strategy (2020 - 2023);
Global Head of ETF
Investments (2017 -
2020); Head of
Investments-PowerShares
(2015 - 2017) and
Executive Director,
Product Development,
Invesco Capital Markets,
Inc. (2010 - 2015).

*
Mr. Hartigan is considered an “interested person” (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust.
**
The Interested Trustee serves an indefinite term, until his successor is elected.
The other executive officers of the Trust, their term of office and length of time served, and their principal business occupations during at least the past five years are shown below.
Name, Address and Year of Birth of Executive Officer	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During at Least the Past 5 Years
Adrien Deberghes — 1967 Invesco Capital Management LLC, 11 Greenway Plaza Houston, TX 77046	Vice President	Since 2020
Vice President, Invesco Exchange-Traded Fund Trust, Invesco
Exchange-Traded Fund Trust II, Invesco India Exchange-Traded
Fund Trust, Invesco Actively Managed Exchange-Traded Fund
Trust, Invesco Actively Managed Exchange-Traded Commodity
Fund Trust and Invesco Exchange-Traded Self-Indexed Fund
Trust (2020-Present); Head of the Fund Office of the CFO, Fund
Administration and Vice President, Invesco Advisers, Inc. (2020-
Present); Principal Financial Officer (2020-Present), Treasurer
(2020-Present) and Senior Vice President (2023-Present), The
Invesco Funds; Director, Invesco Trust Company (2023-Present);
formerly, Vice President, The Invesco Funds (2020-2023); Senior
Vice President and Treasurer, Fidelity Investments (2008-2020).

Kelli Gallegos — 1970 Invesco Capital	Vice President and Treasurer	Since 2018	Vice President, Invesco Advisers, Inc. (2020-Present); Principal Financial and Accounting Officer- Pooled Investments, Invesco
29

Name, Address and Year of Birth of Executive Officer	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During at Least the Past 5 Years
Management LLC, 11 Greenway Plaza Houston, TX 77046
Specialized Products, LLC (2018-Present); Vice President and
Treasurer, Invesco Exchange-Traded Fund Trust, Invesco
Exchange-Traded Fund Trust II, Invesco India Exchange-Traded
Fund Trust, Invesco Actively Managed Exchange-Traded Fund
Trust, Invesco Actively Managed Exchange-Traded Commodity
Fund Trust and Invesco Exchange-Traded Self-Indexed Fund
Trust (2018-Present); Principal Financial and Accounting Officer-
Pooled Investments, Invesco Capital Management LLC (2018-
Present); Vice President and Assistant Treasurer (2008-Present),
The Invesco Funds; formerly, Principal Financial Officer (2016-
2020) and Assistant Vice President (2008-2016), The Invesco
Funds; Assistant Treasurer, Invesco Specialized Products, LLC
(2018); Assistant Treasurer, Invesco Exchange-Traded Fund
Trust, Invesco Exchange-Traded Fund Trust II, Invesco India
Exchange-Traded Fund Trust and Invesco Actively Managed
Exchange-Traded Fund Trust (2012-2018), Invesco Actively
Managed Exchange-Traded Commodity Fund Trust (2014-2018)
and Invesco Exchange-Traded Self-Indexed Fund Trust (2016-
2018); and Assistant Treasurer, Invesco Capital Management LLC
(2013-2018).

Adam Henkel — 1980 Invesco Capital Management LLC 3500 Lacey Road Suite 700 Downers Grove, IL 60515	Secretary	Since 2020
Assistant General Counsel (2024-Present) and Secretary (2020-
Present), Invesco Capital Management LLC; Secretary, Invesco
Specialized Products LLC (2020-Present); Secretary, Invesco
Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund
Trust II, Invesco India Exchange-Traded Fund Trust, Invesco
Actively Managed Exchange-Traded Fund Trust, Invesco Actively
Managed Exchange-Traded Commodity Fund Trust and Invesco
Exchange-Traded Self-Indexed Fund Trust (2020-Present);
Assistant Secretary, Invesco Capital Markets, Inc. (2020-Present);
Assistant Secretary, The Invesco Funds (2014-Present); Manager
(2020-Present) and Secretary (2022-Present), Invesco Indexing
LLC; Manager, Invesco Investment Advisers LLC (2024-Present);
formerly, Assistant Secretary, Invesco Investment Advisers LLC
(2020-2024); Assistant Secretary of Invesco Exchange-Traded
Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India
Exchange-Traded Fund Trust, Invesco Actively Managed
Exchange-Traded Fund Trust and Invesco Actively Managed
Exchange-Traded Commodity Fund Trust (2014-2020); Chief
Compliance Officer of Invesco Capital Management LLC (2017);
Chief Compliance Officer of Invesco Exchange-Traded Fund
Trust, Invesco Exchange-Traded Fund Trust II, Invesco India
Exchange-Traded Fund Trust, Invesco Actively Managed
Exchange-Traded Fund Trust and Invesco Actively Managed
Exchange-Traded Commodity Fund Trust (2017); Senior Counsel,
Invesco, Ltd. (2013-2020); Assistant Secretary, Invesco
Specialized Products, LLC (2018-2020); Head of Legal - ETFs,
Invesco Capital Management LLC and Invesco Specialized
Products, LLC (2020-2024).

Peter Hubbard — 1981 Invesco Capital Management LLC 3500 Lacey Road Suite 700 Downers Grove, IL 60515	Vice President	Since 2009
Vice President, Invesco Specialized Products, LLC (2018-
Present); Vice President, Invesco Exchange-Traded Fund Trust,
Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-
Traded Fund Trust, Invesco Actively Managed Exchange-Traded
Fund Trust (2009-Present), Invesco Actively Managed Exchange-
Traded Commodity Fund Trust (2014-Present) and Invesco
Exchange-Traded Self-Indexed Fund Trust (2016-Present); Vice
President and Director of Portfolio Management, Invesco Capital
Management LLC (2010-Present); Vice President, Invesco
Advisers, Inc. (2020-Present); formerly, Vice President of Portfolio

30

Name, Address and Year of Birth of Executive Officer	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During at Least the Past 5 Years

Management, Invesco Capital Management LLC (2008-2010);
Portfolio Manager, Invesco Capital Management LLC (2007-
2008); Research Analyst, Invesco Capital Management LLC
(2005-2007); Research Analyst and Trader, Ritchie Capital, a
hedge fund operator (2003-2005).

Rudolf E. Reitmann — 1971 Invesco Capital Management LLC 3500 Lacey Road Suite 700 Downers Grove, IL 60515	Vice President	Since 2013
Head of Global Exchange Traded Funds Services, Invesco
Specialized Products, LLC (2018-Present); Vice President,
Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded
Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco
Actively Managed Exchange-Traded Fund Trust (2013-Present),
Invesco Actively Managed Exchange-Traded Commodity Fund
Trust (2014-Present) and Invesco Exchange-Traded Self-Indexed
Fund Trust (2016-Present); Head of Global Exchange Traded
Funds Services, Invesco Capital Management LLC (2013-
Present); Vice President, Invesco Capital Markets, Inc. (2018-
Present).

Melanie Zimdars — 1976 Invesco Capital Management LLC 3500 Lacey Road Suite 700 Downers Grove, IL 60515	Chief Compliance Officer	Since 2017
Chief Compliance Officer, Invesco Specialized Products, LLC
(2018-Present); Chief Compliance Officer, Invesco Capital
Management LLC (2017-Present); Chief Compliance Officer,
Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded
Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco
Actively Managed Exchange-Traded Fund Trust, Invesco Actively
Managed Exchange-Traded Commodity Fund Trust and Invesco
Exchange-Traded Self-Indexed Fund Trust (2017-Present);
formerly, Vice President and Deputy Chief Compliance Officer,
ALPS Holding, Inc. (2009-2017); Mutual Fund Treasurer/ Chief
Financial Officer, Wasatch Advisors, Inc. (2005-2008); Compliance
Officer, U.S. Bancorp Fund Services, LLC (2001-2005).

*
This is the date the Officer began serving the Trust in his or her current position. Each Officer serves an indefinite term, until his or her successor is elected.
The Fund is newly established. As of the date of this SAI, none of the Trustees held equity securities in the Fund. [As of [         ], each Trustee held in the aggregate over $100,000 in equity securities in all of the registered investment companies overseen by the Trustees in the Fund Family. ] The holdings of Messrs. Bagge and Lim and Ms. Pace include Shares of certain funds in which they are deemed to be invested pursuant to the Trust’s deferred compensation plan (“DC Plan”), which is described below.
[As of the date of this SAI, as to each Independent Trustee and his or her immediate family members, no person owned, beneficially or of record, securities in an investment adviser or principal underwriter of the Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment adviser or principal underwriter of the Fund.]
Board and Committee Structure. As noted above, the Board is responsible for oversight of the Fund, including oversight of the duties performed by the Adviser for the Fund under the investment advisory agreement, as amended and restated, between the Adviser and the Trust, on behalf of the Fund (the “Investment Advisory Agreement”). The Board generally meets in regularly scheduled meetings five times a year and may meet more often as required. During the Trust’s fiscal year ended [October 31, 2024], the Board held [six] meetings.
The Board has three standing committees, the Audit Committee, the Investment Oversight Committee and the Nominating and Governance Committee, and has delegated certain responsibilities to those Committees.
Mr. Kole (Chair), Ms. Pace, and Messrs. Wicker and Wilson currently serve as members of the Audit Committee. The Audit Committee has the responsibility, among other things, to: (i) approve and recommend
31

to the Board the selection of the Trust’s independent registered public accounting firm, (ii) review the scope of the independent registered public accounting firm’s audit activity, (iii) review the audited financial statements, and (iv) review with such independent registered public accounting firm the adequacy and the effectiveness of the Trust’s internal controls over financial reporting. During the Trust’s fiscal year ended [October 31, 2024], the Audit Committee held [five] meetings.
Mr. Bagge, Dr. Barre, Ms. Herget and Mr. Lim (Chair) currently serve as members of the Investment Oversight Committee. The Investment Oversight Committee has the responsibility, among other things, (i) to review fund investment performance, including tracking error and correlation to a fund’s underlying index, (ii) to review any proposed changes to a fund’s investment policies, comparative benchmark indices or underlying index, and (iii) to review a fund’s market trading activities and portfolio transactions. The Investment Oversight Committee also oversees the Adviser’s process for fair valuing the Fund’s portfolio investments and receives reports from the Adviser regarding the fair valuation of the Fund’s portfolio investments in accordance with the Adviser’s Valuation Procedures, which have been approved by the Board (the “Valuation Procedures”). During the Trust’s fiscal year ended [October 31, 2024], the Investment Oversight Committee held [four] meetings.
Mr. Bagge (Chair), Dr. Barre, Ms. Herget, Messrs. Kole and Lim, Ms. Pace, and Messrs. Wicker and Wilson currently serve as members of the Nominating and Governance Committee. The Nominating and Governance Committee has the responsibility, among other things, to identify and recommend individuals for Board membership and evaluate candidates for Board membership. The Board will consider recommendations for trustees from shareholders. Nominations from shareholders should be in writing and sent to the Secretary of the Trust to the attention of the Chair of the Nominating and Governance Committee, as described below under the caption “Shareholder Communications.” During the Trust’s fiscal year ended [October 31, 2024], the Nominating and Governance Committee held [four] meetings.
Mr. Wilson, one of the Independent Trustees, serves as the chair of the Board (the “Independent Chair”). The Independent Chair, among other things, chairs the Board meetings, participates in the preparation of the Board agendas and serves as a liaison between, and facilitates communication among, the other Independent Trustees, the full Board, the Adviser and other service providers with respect to Board matters. Mr. Bagge, as Chair of the Nominating and Governance Committee, serves as Vice Chair of the Board (“Vice Chair”). In the absence of the Independent Chair, the Vice Chair is responsible for all of the Independent Chair’s duties and may exercise any of the Independent Chair’s powers. The Chairs of each Committee also serve as liaisons between the Adviser and other service providers and the other Independent Trustees for matters pertaining to the respective Committee. The Board believes that its current leadership structure is appropriate taking into account the assets and number of funds in the Fund Family overseen by the Trustees, the size of the Board and the nature of the funds’ business, as the officers of the Trust provide the Board with insight as to the daily management of the funds while the Independent Chair promotes independent oversight of the funds by the Board.
Risk Oversight. The Fund is subject to a number of risks, including operational, investment and compliance risks. The Board, directly and through its Committees, as part of its oversight responsibilities, oversees the services provided by the Adviser and the Trust’s other service providers in connection with the management and operations of the Fund, as well as their associated risks. Under the oversight of the Board, the Trust, the Adviser and other service providers have adopted policies, procedures and controls to address these risks. The Board, directly and through its Committees, receives and reviews information from the Adviser, other service providers, the Trust’s independent registered public accounting firm, Trust counsel and counsel to the Independent Trustees to assist it in its oversight responsibilities. This information includes, but is not limited to, reports regarding the Fund’s investments, including Fund performance and investment practices, valuation of Fund portfolio securities, and compliance. The Board also reviews, and must approve any proposed changes to, the Fund’s investment objective, policies and restrictions, and reviews any areas of non-compliance with the Fund’s investment policies and restrictions. The Audit Committee monitors the Trust’s accounting policies, financial reporting and internal control system and reviews any internal audit reports impacting the Trust. As part of its compliance oversight, the Board reviews the annual compliance report issued by the Trust’s Chief Compliance Officer on the policies and procedures of the Trust and its
32

service providers, proposed changes to those policies and procedures and quarterly reports on any material compliance issues that arose during the period.
Experience, Qualifications and Attributes. As noted above, the Nominating and Governance Committee is responsible for identifying, evaluating and recommending trustee candidates. The Nominating and Governance Committee reviews the background and the educational, business and professional experience of trustee candidates and the candidates’ expected contributions to the Board. Trustees selected to serve on the Board are expected to possess relevant skills and experience, time availability and the ability to work well with the other Trustees. In addition to these qualities and based on each Trustee’s experience, qualifications and attributes and the Trustees’ combined contributions to the Board, the following is a brief summary of the information that led to the conclusion that each Board member should serve as a Trustee.
Mr. Bagge has served as a trustee and Chair of the Nominating and Governance Committee with the Fund Family since 2003 and as Vice Chair with the Fund Family since 2018. He founded YQA Capital Management, LLC in 1998 and has since served as a principal. Mr. Bagge has served as Chair (since 2021) and a member (since 2017) of the Joint Investment Committee of Mission Aviation Fellowship and MAF Foundation, and has served as a member of the Board of Trustees of Mission Aviation Fellowship since 2017. Previously, Mr. Bagge was the owner and CEO of Electronic Dynamic Balancing Company from 1988 to 2001. He began his career as a securities analyst for institutional investors, including CT&T Asset Management and J.C. Bradford & Co. The Board considered that Mr. Bagge has served as a board member or advisor for several privately held businesses and charitable organizations and the executive, investment and operations experience that Mr. Bagge has gained over the course of his career and through his financial industry experience.
Dr. Barre has served as a trustee with the Fund Family since 2010. He served as Assistant Professor of Business at Trinity Christian College from 2010 to 2016. Additionally, he earned his Doctor of Business Administration degree from Anderson University in 2019 with final dissertation research focused on exchange-traded funds. Previously, he served in various positions with BMO Financial Group/Harris Private Bank, including Vice President and Senior Investment Strategist (2001-2008), Director of Open Architecture and Trading (2007-2008), Head of Fundamental Research (2004-2007) and Vice President and Senior Fixed Income Strategist (1994-2001). From 1983 to 1994, Dr. Barre was with the Office of the Manager of Investments at Commonwealth Edison Co. He also was a staff accountant at Peat Marwick Mitchell & Co. from 1981 to 1983. The Board considered the executive, financial and investment experience that Dr. Barre has gained over the course of his career and through his financial industry experience.
Mr. Hartigan has served as a trustee with the Fund Family since 2024. He has served as Managing Director, Global Head of ETFs, Indexed Strategies, SMAs and Model Portfolios, and Chief Executive Officer and Principal Executive Officer of the Adviser since 2023. Before that, Mr. Hartigan served as Global Head of ETF Investments of the Adviser since 2015 and held various other senior level positions with the Adviser and its affiliates since 2010. In addition, Mr. Hartigan has served as President and Principal Executive Officer of the Fund Family since 2023. The Board considered Mr. Hartigan’s senior executive positions with the Adviser.
Ms. Herget has served as a trustee with the Fund Family since 2019. She has served as Trustee (2000- 2017), Chair (2010-2017) and Trustee Emerita (since 2017) of Newberry Library, and as a member of the Rockefeller Trust Committee since 2002. Previously, she served as Trustee of Chikaming Open Lands (2014-2023), Trustee of Mather LifeWays (2001-2021), as Board Chair (2008-2015) and Director (2004-2018) of United Educators Insurance Company, as Trustee of certain funds in the Oppenheimer Funds complex (2012- 2019) and as Independent Director of the First American Funds (2003-2011). Ms. Herget served as Managing Director (1993-2001), Principal (1985-1993), Vice President (1978-1985) and Assistant Vice President (1973- 1978) of Zurich Scudder Investments (and its predecessor firms), as Trustee (1992-2007), Chair of the Board of Trustees (1999-2007), Investment Committee Chair (1994-1999) and Investment Committee member (2007-2010) of Wellesley College and as Trustee of BoardSource (2006-2009) and Chicago City Day School (1994-2005). The Board considered the executive, financial and investment experience that Ms. Herget has gained over the course of her career and through her financial industry experience.
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Mr. Kole has served as a trustee with the Fund Family since 2006 and Chair of the Audit Committee with the Fund Family since 2008. He was the Managing Director of Finance from 2020 to 2021 and was Senior Director of Finance from 2015 to 2020, of By The Hand Club for Kids. Mr. Kole also was the Chief Financial Officer of Hope Network from 2008 to 2012 and he was the Assistant Vice President and Controller at Priority Health from 2005 to 2008, Regional Chief Financial Officer of United Healthcare from 2004 to 2005, Chief Accounting Officer and Senior Vice President of Finance of Oxford Health Plans from 2000 to 2004 and Audit Partner at Arthur Andersen LLP from 1996 to 2000. Mr. Kole served as Treasurer (2018-2021), Finance Committee Member (2015-2021) and Audit Committee Member (2015) of Thornapple Evangelical Covenant Church and he served as Board and Finance Committee Member (2009-2017) and Treasurer (2010-2015, 2017) of NorthPointe Christian Schools. The Board has determined that Mr. Kole qualifies as an “audit committee financial expert” as defined by the SEC. The Board considered the executive, financial and operations experience that Mr. Kole has gained over the course of his career and through his financial industry experience.
Mr. Lim has served as a trustee with the Fund Family since 2013 and Chair of the Investment Oversight Committee with the Fund Family since 2014. He has been a Managing Partner of RDG Funds LLC since 2008. Previously, he was a Managing Director and the Head of the Securitized Products Group of Citadel LLC (1999-2007). Prior to his employment with Citadel LLC, he was a Managing Director with Salomon Brothers Inc. Mr. Lim has served as a Board Director of Beacon Power Services, Corp. since 2019 and served as an Advisory Board Member of Performance Trust Capital Partners, LLC (2008-2020). The Board considered the executive, financial, operations and investment experience that Mr. Lim has gained over the course of his career and through his financial industry experience.
Ms. Pace has served as a trustee with the Fund Family since 2019. She has served as Board Director of Horizon Blue Cross Blue Shield of New Jersey since 2012, and as a Council Member of New York-Presbyterian Hospital’s Leadership Council on Children’s and Women’s Health since 2012. Previously, she has served as Governing Council Member (2016-2023) and Chair of Education Committee (2017-2021) of Independent Directors Council (IDC), an Advisory Board Director of The Alberleen Group LLC (2012-2021), a Board Member of 100 Women in Finance (2015-2020), a Trustee of certain funds in the Oppenheimer Funds complex (2012-2019), as Senior Advisor of SECOR Asset Management, LP (2010-2011), as Managing Director and Chief Operating Officer of Morgan Stanley Investment Management (2006-2010) and as Partner and Chief Operating Officer of FrontPoint Partners, LLC (2005-2006). Ms. Pace also held the following positions at Credit Suisse: Managing Director (2003-2005); Global Head of Human Resources and member of Executive Board and Operating Committee (2004-2005), and Global Head of Operations and Product Control (2003-2004). She also held the following positions at Morgan Stanley: Managing Director (1997-2003), Controller and Principal Accounting Officer (1999-2003); and Chief Financial Officer (temporary assignment) for the Oversight Committee, Long Term Capital Management (1998-1999). She also served as Lead Independent Director and Chair of the Audit and Nominating Committee of The Global Chartist Fund, LLC of Oppenheimer Asset Management (2011-2012), as Board Director of Managed Funds Association (2008-2010) and as Board Director of Morgan Stanley Foundation (2007-2010) and Investment Committee Chair (2008-2010). The Board has determined that Ms. Pace qualifies as an “audit committee financial expert” as defined by the SEC. The Board considered the executive, financial, operations and investment experience that Ms. Pace has gained over the course of her career and through her financial industry experience.
Mr. Wicker has served as a trustee with the Fund Family since 2013. He served as Senior Vice President of Global Finance and Chief Financial Officer at RBC Ministries from 2013 to 2024. Previously, he was the Executive Vice President and Chief Financial Officer of Zondervan Publishing from 2007 to 2012. Prior to his employment with Zondervan Publishing, he held various positions with divisions of The Thomson Corporation, including Senior Vice President and Group Controller (2005-2006), Senior Vice President and Chief Financial Officer (2003-2004), Chief Financial Officer (2001-2003), Vice President, Finance and Controller (1999-2001) and Assistant Controller (1997-1999). Prior to that, Mr. Wicker was Senior Manager in the Audit and Business Advisory Services Group of Price Waterhouse (1994-1996). Mr. Wicker served as a Board and Finance Committee Member of West Michigan Youth For Christ (2010-Present) and as a Board Member and Treasurer of Our Daily Bread Ministries Canada (2015-2024). The Board has determined that Mr. Wicker qualifies as an
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“audit committee financial expert” as defined by the SEC. The Board considered the executive, financial and operations experience that Mr. Wicker has gained over the course of his career and through his financial industry experience.
Mr. Wilson has served as a trustee with the Fund Family since 2006 and as the Independent Chair with the Fund Family since 2012. He also served as lead Independent Trustee in 2011. He has served as the Chair, President and Chief Executive Officer of McHenry Bancorp Inc. and McHenry Savings Bank since 2018. Previously, he was Chair and Chief Executive Officer of Stone Pillar Advisors, Ltd. (2010-2017). He was also President and Chief Executive Officer of Stone Pillar Investments, Ltd. (2016-2018). Mr. Wilson was also the Chair, President and Chief Executive Officer of Community Financial Shares, Inc. and its subsidiary, Community Bank—Wheaton/Glen Ellyn (2013-2015). He also was the Chief Operating Officer (2007-2009) and Executive Vice President and Chief Financial Officer (2006-2007) of AMCORE Financial, Inc. Mr. Wilson also served as Senior Vice President and Treasurer of Marshall & Ilsley Corp. from 1995 to 2006. He started his career with the Federal Reserve Bank of Chicago, serving in several roles in the bank examination division and the economic research division. Mr. Wilson has served as a Director of Penfield Children’s Center (2004-Present) and as Board Chair of Gracebridge Alliance, Inc. (2015-Present). The Board has determined that Mr. Wilson qualifies as an “audit committee financial expert” as defined by the SEC. The Board considered the executive, financial and operations experience that Mr. Wilson has gained over the course of his career and through his financial industry experience.
This disclosure is not intended to hold out any Trustee as having any special expertise and shall not impose greater duties, obligations or liabilities on the Trustees. The Trustees’ principal occupations during at least the past five years are shown in the above tables.
For his or her services as a Trustee of the Trust and other trusts in the Fund Family, each Independent Trustee receives an annual retainer of $390,000 (the “Retainer”). The Retainer for the Independent Trustees is allocated half pro rata among all the funds in the Fund Family and the other half is allocated among all of the funds in the Fund Family based on average net assets. The Independent Chair receives an additional $130,000 per year for his service as the Independent Chair, allocated in the same manner as the Retainer. The chair of the Audit Committee receives an additional fee of $40,000 per year, the chair of the Nominating and Governance Committee receives an additional fee of $35,000 per year and the chair of the Investment Oversight Committee receives an additional fee of $30,000 per year, each allocated in the same manner as the Retainer. Prior to January 1, 2025, the Retainer for each Independent Trustee was $370,000, the Independent Chair received an additional fee of $120,000 and the chair of the Audit Committee received an additional fee of $35,000. Each Trustee also is reimbursed for travel and other out-of-pocket expenses incurred in attending Board and committee meetings.
The DC Plan allows each Independent Trustee to defer payment of all, or a portion, of the fees that the Trustee receives for serving on the Board throughout the year. Each eligible Trustee generally may elect to have deferred amounts credited with a return equal to the total return of one or more registered investment companies within the Fund Family that are offered as investment options under the DC Plan. At the Trustee’s election, distributions are either in one lump sum payment, or in the form of equal annual installments over a period of years designated by the Trustee. The rights of an eligible Trustee and the beneficiaries to the amounts held under the DC Plan are unsecured, and such amounts are subject to the claims of the creditors of a fund. The Independent Trustees are not eligible for any pension or profit sharing plan in their capacity as Trustees.
The following sets forth the fees paid to each Trustee for the fiscal year ended [October 31, 2024].
Name of Trustee	Aggregate Compensation From the Trust(1)	Pension or Retirement Benefits accrued as part of Fund Expenses	Total Compensation Paid From Fund Complex(2)
Independent Trustees
Ronn R. Bagge	$[XX]	N/A	$[XX]
Todd J. Barre	$[XX]	N/A	$[XX]
Edmund P. Giambastiani, Jr.(3)	$[XX]	N/A	$[XX]
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Name of Trustee	Aggregate Compensation From the Trust(1)	Pension or Retirement Benefits accrued as part of Fund Expenses	Total Compensation Paid From Fund Complex(2)
Victoria J. Herget	$[XX]	N/A	$[XX]
Marc M. Kole	$[XX]	N/A	$[XX]
Yung Bong Lim	$[XX]	N/A	$[XX]
Joanne Pace	$[XX]	N/A	$[XX]
Gary R. Wicker	$[XX]	N/A	$[XX]
Donald H. Wilson	$[XX]	N/A	$[XX]
Interested Trustee
Brian Hartigan(4)	N/A	N/A	N/A
Anna Paglia(5)	N/A	N/A	N/A
(1)
Because the Fund had not commenced operations as of [October 31, 2024], the Fund did not pay any of the amounts shown in this table.
(2)
The amounts shown in this column represent the aggregate compensation paid by all funds of the trusts in the Fund Family for the fiscal year ended [October 31, 2024], before deferral by the Trustee under the DC Plan. During the fiscal year ended [October 31, 2024], Mr. Lim deferred [XX] of his compensation, Mr. Wilson deferred [XX] of his compensation and Ms. Herget deferred [XX] of her compensation.
(3)
Admiral Giambastiani retired from the Board effective May 2, 2024.
(4)
Mr. Hartigan was appointed to the Board effective December 12, 2024.
(5)
Ms. Paglia resigned from the Board effective November 28, 2023.
Management Ownership. As of [      ], the Trustees and Officers, as a group, owned none of the Fund’s outstanding Shares.
Principal Holders and Control Persons. [The Fund is new and, as of the date of this SAI, no person owned of record more than 5% of the outstanding Shares. ]
Shareholder Communications. Shareholders may send communications to the Trust's Board by addressing the communications directly to the Board (or individual Board members) and/or otherwise clearly indicating in the salutation that the communication is for the Board (or individual Board members). Shareholders may send the communication to either the Trust's office or directly to such Board members at the address specified for each Trustee. Management will review and generally respond to other shareholder communications the Trust receives that are not directly addressed and sent to the Board. Such communications will be forwarded to the Board at management's discretion based on the matters contained therein.
Investment Adviser. The Adviser provides investment tools and portfolios for advisers and investors. The Adviser is committed to theoretically sound portfolio construction and empirically verifiable investment management approaches. Its asset management philosophy and investment discipline are rooted deeply in the application of intuitive factor analysis and model implementation to enhance investment decisions.
The Adviser acts as investment adviser for, and manages the investment and reinvestment of, the assets of the Fund. For the Fund, the Adviser oversees the Sub-Adviser and delegates to the Sub-Adviser the duties of the investment and reinvestment of the Fund’s assets. The Adviser also administers the Trust’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions.
Invesco Capital Management LLC, organized February 7, 2003, is located at 3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515. Invesco Ltd. is the parent company of the Adviser and the Sub-Adviser and is located at 1331 Spring Street N.W., Suite 2500, Atlanta, Georgia 30309. Invesco Ltd. and its subsidiaries are an independent global investment management group.
Sub-Adviser. Invesco Advisers manages the investment and reinvestment of the assets of the Fund on an ongoing basis under the supervision of the Adviser. Invesco Advisers is located at 1331 Spring Street N.W., Suite 2500, Atlanta, Georgia 30309.
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Portfolio Managers. The Adviser and Sub-Adviser use a team of portfolio managers (the “Portfolio Managers”), investment strategists and other investment specialists. This team approach brings together many disciplines and leverages the Adviser’s and Sub-Adviser’s extensive resources. Devin Armstrong, Kevin Holt, and James Warwick are jointly and primarily responsible for the day-to-day management of the Fund.
The information below reflects the other funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) registered investment companies, (ii) other pooled investment vehicles and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date.
As of [      ], Mr. Armstrong managed [XX] registered investment companies with approximately $[XX] in assets, [XX] other pooled investment vehicles with approximately $[XX] in assets and [XX] other accounts with approximately $[XX] in assets.
As of [      ], Mr. Holt managed [XX] registered investment companies with approximately $[XX] in assets, [XX] other pooled investment vehicles with approximately $[XX] in assets and [XX] other accounts with approximately $[XX] in assets.
As of [      ], Mr. Warwick managed [XX] registered investment companies with approximately $[XX] in assets, [XX] other pooled investment vehicles with approximately $[XX] in assets and [XX] other accounts with approximately $[XX] in assets.
Because the portfolio managers of the Adviser and/or Sub-Adviser may manage assets for other investment companies, pooled investment vehicles and/or other accounts, there may be an incentive to favor one client over another, resulting in conflicts of interest. For instance, the Adviser and/or Sub-Adviser may receive fees from certain accounts that are higher than the fee it receives from the Fund. In addition, a conflict of interest could exist to the extent that the Adviser and/or Sub-Adviser has proprietary investments in certain accounts, where portfolio managers have personal investments in certain accounts or when certain accounts are investment options in the Adviser and/or Sub-Adviser’s employee benefits and/or deferred compensation plans. If the Adviser and/or Sub-Adviser manages accounts that engage in short sales of securities of the type in which the Fund invests, the Adviser and/or Sub-Adviser could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall. The Adviser and/or Sub-Adviser have adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.
Description of Compensation Structure—Sub-Adviser. The Sub-Adviser seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. The Sub-Adviser’s portfolio managers receive a base salary, an incentive bonus opportunity, and an equity compensation opportunity. The Sub-Adviser’s portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote competitive Fund performance. The Sub-Adviser evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. The Sub-Adviser’s portfolio manager’s compensation consists of the following three elements:
Base Salary. The Sub-Adviser’s portfolio managers are paid a base salary. In setting the base salary, the Sub-Adviser’s intention is to be competitive in light of the Sub-Adviser’s portfolio manager’s experience and responsibilities.
Annual Bonus. The Sub-Adviser’s portfolio managers are eligible, along with other employees of the Sub-Adviser, to participate in a discretionary year-end bonus pool. The Compensation Committee of Invesco Ltd. reviews and approves the amount of the bonus pool available considering investment performance and financial results in its review. In addition, while having no direct impact on individual bonuses, assets under management are considered when determining the starting bonus funding levels. The Sub-Adviser’s portfolio manager is eligible to receive an annual cash bonus which is based on quantitative (i.e., investment
37

performance) and non-quantitative factors (which may include, but are not limited to, individual performance, risk management and teamwork).
The Sub-Adviser’s portfolio manager’s compensation is linked to the pre-tax investment performance of the funds/accounts managed by the Sub-Adviser’s portfolio manager as described in Table 1 below.
Sub-Adviser	Performance Time Period(1)
Invesco Advisers(2)	One-, Three- and Five-year performance against Fund peer group.
(1)
Rolling time periods based on calendar year end.
(2)
Sub-Adviser portfolio managers may be granted an annual deferral award that vests on a pro rata basis over a four-year period and final payments are based on the performance of eligible funds selected by the Sub-Adviser portfolio manager at the time the award is granted.
High investment performance (against applicable peer group) would deliver compensation generally associated with top pay in the industry (determined by reference to the third-party provided compensation survey information) and poor investment performance (versus applicable peer group) would result in low bonus compared to the applicable peer group or no bonus at all. These decisions are reviewed and approved collectively by senior leadership which has responsibility for executing the compensation approach across the organization.
There is no policy regarding, or agreement with, the Sub-Adviser’s portfolio managers or any other senior executive of the Sub-Adviser to receive bonuses or any other compensation in connection with the performance of any of the funds managed by the Sub-Adviser’s portfolio managers.
Deferred/Long Term Compensation. The Sub-Adviser’s portfolio managers may be granted an annual deferral award that allows them to select receipt of shares of certain sub-advised funds with a four year pro rata vesting period as well as common shares and/or restricted shares of Invesco Ltd. stock from pools determined from time to time by the Compensation Committee of Invesco Ltd.’s Board of Directors. The vesting period aligns the interests of the Sub-Adviser’s portfolio managers with the long-term interests of clients and shareholders, and creates an incentive to retain key talent.
The Sub-Adviser’s portfolio managers also participate in benefit plans and programs available generally to all employees.
Portfolio Holdings. As of the date of this SAI, the Fund has not yet commenced investment operations, and none of the Portfolio Managers beneficially own any Shares.
Investment Advisory Agreement. Pursuant to an investment advisory agreement between the Adviser and the Trust (the “Investment Advisory Agreement”), the Fund has agreed to pay the Adviser for its services an annual fee equal to a percentage of its average daily net assets as set forth below (the “Advisory Fee”).
Fund	Advisory Fee
Invesco Comstock Contrarian Equity ETF	[XX]%

The Advisory Fee paid by the Fund to the Adviser set forth in the table above is an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Fund including payments to the Sub-Adviser, the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, Acquired Fund Fees and Expenses, if any, litigation expenses, and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).
The Fund may invest in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser (collectively, “Underlying Affiliated Investments”). The indirect portion of the advisory fees that the Fund incurs through such Underlying Affiliated
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Investments is in addition to the Advisory Fee payable to the Adviser by the Fund. Therefore, the Adviser has agreed to waive the Advisory Fee payable by the Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s Underlying Affiliated Investments or (ii) the Advisory Fee available to be waived. This waiver does not apply to the Fund’s investment of cash collateral received for securities lending. This waiver is in place through at least [         ], and there is no guarantee that the Adviser will extend it past that date.
Under the Investment Advisory Agreement, the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the Investment Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Investment Advisory Agreement continues in effect (following its initial term) only if approved annually by the Board, including a majority of the Independent Trustees. The Investment Advisory Agreement terminates automatically upon assignment and is terminable at any time without penalty as to the Fund by the Board, including a majority of the Independent Trustees, or by vote of the holders of a majority of that Fund’s outstanding voting securities on 60 days’ written notice to the Adviser, or by the Adviser on 60 days’ written notice to the Fund.
Sub-Advisory Agreements. The Adviser has entered into sub-advisory agreements with certain affiliates to serve as sub-advisers to the Fund (each, a “Sub-Advisory Agreement”) pursuant to which these affiliated sub-advisers may be appointed by the Adviser from time to time to provide discretionary investment management services, investment advice and/or order execution services to the Fund. These affiliated sub-advisers are:
●
Invesco Advisers, Inc. (previously defined as “Invesco Advisers”);
●
Invesco Asset Management Deutschland GmbH (“Invesco Deutschland”);
●
Invesco Asset Management Limited (“Invesco Asset Management”);
●
Invesco Asset Management (Japan) Limited (“Invesco Japan”);
●
Invesco Hong Kong Limited (“Invesco Hong Kong”);
●
Invesco Senior Secured Management, Inc. (“ISSM”); and
●
Invesco Canada Ltd. (“Invesco Canada”).
The Adviser and each affiliated sub-adviser listed above are indirect, wholly owned subsidiaries of Invesco Ltd. Under each Sub-Advisory Agreement, each sub-adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the Sub-Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of sub-adviser in the performance of its duties or from reckless disregard of its duties and obligations thereunder. Each Sub-Advisory Agreement continues in effect (following their initial term) only if approved annually by the Board, including a majority of the Independent Trustees.
Each Sub-Advisory Agreement terminates automatically upon assignment or termination of the Advisory Agreement and are terminable at any time without penalty as to the Fund by the Board, including a majority of the Independent Trustees, or by vote of the holders of a majority of the Fund’s outstanding voting securities on 60 days’ written notice to the Sub-Adviser, by the Adviser on 60 days’ written notice to the Sub-Adviser or by the Sub-Adviser on 60 days’ written notice to the Trust.
Invesco Advisers currently serves as Sub-Adviser to the Fund. The Adviser pays the Sub-Adviser a fee which will be computed daily and paid as of the last day of each month equal to [XX]% of the Adviser’s monthly compensation with respect to the assets of the Fund for which the Sub-Adviser provides sub-advisory services. On an annual basis, the Sub-Advisory fee is equal to [XX]% of the Adviser’s compensation of the sub-advised assets per year.
Invesco Advisers is located at 1331 Spring Street N.W., Suite 2500, Atlanta, Georgia 30309.
Invesco Deutschland is located at An der Welle 5, 1st Floor, Frankfurt, Germany 60322.
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Invesco Asset Management is located at Perpetual Park, Perpetual Park Drive, Henley-on-Thames, Oxfordshire, RG9 1HH, United Kingdom.
Invesco Japan is located at Roppongi Hills Mori Tower 14th Floor, 6-10-1 Roppongi, Minato-ku, Tokyo 106-6114, Japan.
Invesco Hong Kong is located at 45F Jardine House, 1 Connaught Place, Central, Hong Kong.
ISSM is located at 225 Liberty Street, New York, New York 10281.
Invesco Canada is located at 120 Bloor Street East, Suite 700, Toronto, Ontario, Canada M4W 1B7.
Payments to Financial Intermediaries. The Adviser, the Distributor and/or their affiliates may enter into contractual arrangements with certain broker-dealers, banks and other financial intermediaries (each, an “Intermediary” and together, the “Intermediaries”) that the Adviser, the Distributor and/or their affiliates believe may benefit the Fund or other Invesco ETFs generally. Pursuant to such arrangements, the Adviser, the Distributor and/or their affiliates may provide cash payments or non-cash compensation, from their own assets and not from the assets of the Fund, to Intermediaries for certain activities that are designed to make registered representatives and other professionals more knowledgeable about exchange-traded products, including the Fund; or for other activities, such as marketing, presentations, educational training programs, conferences, data collection and provision, technology support, the development of technology platforms and reporting systems, and providing their customers with access to the Fund via online platforms. The Adviser, the Distributor, or their affiliates may, from their own assets, provide payments to intermediaries for reimbursement of costs or otherwise support services or other activities that the Adviser, the Distributor and/or their affiliates believe may facilitate investment in the Fund or other Invesco ETFs.
Any payments made pursuant to such arrangements may vary in any year and may be different for different Intermediaries. In certain cases, the payments described here may be subject to certain minimum payment levels. Although a portion of the Adviser’s revenue comes directly or indirectly in part from fees paid by the Fund, payments to Intermediaries are not financed by the Fund and therefore do not increase the price paid by investors for the purchase of shares of, or the costs of owning, the Fund or reduce the amount received by a shareholder as proceeds from the redemption of Shares. As a result, such payments are not reflected in the fees and expenses listed in the fees and expenses sections of the Fund’s Prospectus.
The Adviser periodically assesses the advisability of continuing to make these payments. Payments to an Intermediary may be significant to that Intermediary, and amounts that Intermediaries pay to your adviser, broker or other investment professional, if any, may also be significant to such adviser, broker or investment professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend the Fund over other investments. The same conflict of interest exists with respect to your financial adviser, broker or investment professionals if he or she receives similar payments from his or her intermediary firm.
[As of [      ], the Intermediaries receiving such payments include Charles Schwab, Equitable Advisors, Jane Street Financial Limited, LPL Financial, Morgan Stanley Smith Barney LLC, Nitrogen Wealth Inc., Pershing LLC, Raymond James and Wells Fargo.]
Please contact your salesperson, adviser, broker or other investment professional for more information regarding any such payments or financial incentives his or her intermediary firm may receive. Any payments made, or financial incentives offered, by the Adviser, Distributor and/or their affiliates to an Intermediary may create the incentive for the Intermediary to encourage customers to buy Shares.
Administrator. BNYM serves as administrator for the Fund. Its principal address is 240 Greenwich Street, New York, NY 10286.
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BNYM serves as Administrator for the Fund pursuant to a fund administration and accounting agreement (the “Administrative Services Agreement”) with the Trust. Under the Administrative Services Agreement, BNYM is obligated, on a continuous basis, to provide such administrative services as the Board reasonably deems necessary for the proper administration of the Trust and the Fund. BNYM will generally assist in many aspects of the Trust's and the Fund’s operations, including accounting, bookkeeping and record keeping services (including, without limitation, the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other service providers); assist in preparing reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; and supply supporting documentation for meetings of the Board.
Pursuant to the Administrative Services Agreement, the Trust has agreed to indemnify the Administrator for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from negligence or willful misconduct in the performance of its duties.
The administrative fees paid to BNYM are included in the Fund’s unitary management fee.
Custodian, Transfer Agent and Fund Accounting Agent. BNYM (the “Custodian” or “Transfer Agent”), located at 240 Greenwich Street, New York, NY 10286, also serves as custodian for the Fund pursuant to a custodian agreement. As Custodian, BNYM holds the Fund’s assets, calculates the NAV of the Shares and calculates net income and realized capital gains or losses. BNYM also serves as Transfer Agent and dividend disbursing agent for the Fund pursuant to a transfer agency agreement. Further, BNYM serves as Fund accounting agent pursuant to the Administrative Services Agreement. As compensation for the foregoing services, BNYM may be reimbursed for its out-of-pocket costs, and receive transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from the Advisory Fee.
Distributor. Invesco Distributors, Inc. (previously defined as the “Distributor”) is the distributor of the Shares. The Distributor's principal address is 11 Greenway Plaza, Houston, TX 77046-1173. The Distributor has entered into a distribution agreement (the “Distribution Agreement”) with the Trust pursuant to which it distributes the Shares. The Fund continuously offers Shares for sale through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading “Creation and Redemption of Creation Unit Aggregations.”
The Distribution Agreement provides that it may be terminated as to the Fund at any time, without the payment of any penalty, on at least 60 days' written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).
Securities Lending Arrangements. The Fund may participate in a securities lending program (the “Program”) pursuant to a securities lending agreement that establishes the terms of the loan, including collateral requirements. Collateral may consist of cash, U.S. government securities, letters of credit, or such other collateral as may be permitted under the Fund’s investment policies. The Fund may lend securities to securities brokers and other borrowers.
Under the Program, each of BNYM and Invesco Advisers serves as a securities lending agent for the Fund. To the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board has approved policies and procedures that govern the Fund’s securities lending activities when utilizing an affiliated securities lending agent, such as Invesco Advisers, consistent with the guidance set forth in the no-action letters.
Invesco Advisers serves as a securities lending agent to other clients in addition to the Fund. There are potential conflicts of interest involved in the Fund’s use of Invesco Advisers as an affiliated securities lending agent, including but not limited to: (i) Invesco Advisers as securities lending agent may have an incentive to increase or decrease the amount of securities on loan, lend particular securities, delay or forgo calling
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securities on loan, or lend securities to less creditworthy borrowers, in order to generate additional fees for Invesco Advisers; and (ii) Invesco Advisers as securities lending agent may have an incentive to allocate loans to clients that would provide more fees to Invesco Advisers. Invesco Advisers seeks to mitigate these potential conflicts of interest by utilizing a lending methodology designed to provide its securities lending clients with equal lending opportunities over time.
In addition, the Adviser renders certain administrative services to the funds that engage in securities lending activities, which include, where applicable: (a) overseeing participation in the Program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal in determining which specific securities are available for loan; (c) monitoring the securities lending agent to ensure that securities loans are effected in accordance with the Adviser’s instructions and with procedures adopted by the Board; (d) monitoring the creditworthiness of the securities lending agent and borrowers to ensure that securities loans are effected in accordance with the Adviser’s risk policies; (e) preparing appropriate periodic Board reports with respect to securities lending activities; (f) responding to securities lending agent inquiries; and (g) performing such other duties as may be necessary.
Aggregations. The Distributor does not distribute Shares in less than Creation Unit Aggregations. The Distributor will deliver a Prospectus (or a Summary Prospectus) and, upon request, this SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Exchange Act, and a member of the Financial Industry Regulatory Authority (“FINRA”).
The Distributor also may enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Unit Aggregations of the Shares. Such Soliciting Dealers also may be Participating Parties (as defined in “Creation and Redemption of Creation Unit Aggregations” below) and DTC Participants (as defined in “DTC Acts as Securities Depository for Shares” below).
BROKERAGE TRANSACTIONS AND COMMISSIONS ON AFFILIATED TRANSACTIONS
The policies of the Adviser and the Sub-Adviser regarding purchases and sales of securities is to give primary consideration to obtaining the most favorable prices and efficient executions of transactions under the circumstances. Consistent with this policy, when securities transactions are effected on a stock exchange, the Adviser’s and the Sub-Adviser’s policies are to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser and the Sub-Adviser, as applicable, rely upon their experience and knowledge regarding commissions generally charged by various brokers. The sale of Shares by a broker-dealer is not a factor in the selection of broker-dealers.
In seeking to implement its policies, the Adviser or Sub-Adviser, as applicable, effects transactions with those brokers and dealers that the Adviser or Sub-Adviser believes provide the most favorable prices and are capable of providing efficient executions. The Adviser and Sub-Adviser and their affiliates currently do not participate in soft dollar transactions.
The Adviser or Sub-Adviser, as applicable, assumes the general supervision over placing orders on behalf of the Fund for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities by the Fund and one or more other investment companies or clients supervised by the Adviser or Sub-Adviser are considered at or about the same time, the Adviser or the Sub-Adviser, as applicable, allocates transactions in such securities among the Fund, the several investment companies and clients in a manner deemed equitable to all. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund. The primary consideration is prompt execution of orders at the most favorable net price under the circumstances.
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Purchases and sales of fixed-income securities for the Fund usually are principal transactions and ordinarily are purchased directly from the issuer or from an underwriter or broker-dealer. The Fund does not usually pay brokerage commissions in connection with such purchases and sales, although purchases of new issues from underwriters of securities typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers typically include a dealer’s mark-up (i.e., a spread between the bid and the ask prices).
When the Fund purchases a newly issued security at a fixed price, the Adviser or Sub-Adviser, as applicable, may designate certain members of the underwriting syndicate to receive compensation associated with that transaction. Certain dealers have agreed to rebate a portion of such compensation directly to the Fund to offset the Fund’s management expenses.
Affiliated Transactions. The Adviser or Sub-Adviser may place trades with Invesco Capital Markets, Inc. (“ICMI”) a broker-dealer with whom it is affiliated, provided the Adviser or Sub-Adviser determines that ICMI's trade execution abilities and costs are at least comparable to those of non-affiliated brokerage firms with which the Adviser or Sub-Adviser could otherwise place similar trades. ICMI receives brokerage commissions in connection with effecting trades for the Fund and, therefore, use of ICMI presents a conflict of interest for the Adviser or Sub-Adviser. Trades placed through ICMI, including the brokerage commissions paid to ICMI, are subject to procedures adopted by the Board.
ADDITIONAL INFORMATION CONCERNING THE TRUST
The Trust is an open-end management investment company registered under the 1940 Act. The Trust was organized as a Delaware statutory trust on November 6, 2007 pursuant to the Declaration of Trust.
The Trust is authorized to issue an unlimited number of shares in one or more series or “funds.” The Board has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval. The Declaration of Trust provides that the assets associated solely with any series shall be held and accounted for separately from the assets of the Trust generally or of any other series, and that liabilities belonging to a particular series shall be enforceable only against the assets belonging to that series and not against the assets of the Trust generally or against the assets belonging to any other series.
Each Share issued by the Fund has a pro rata interest in the assets of the Fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each Share is entitled to participate equally in dividends and other distributions declared by the Board with respect to the Fund, and in the net distributable assets of the Fund on liquidation.
Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds of the Trust vote together as a single class, except as otherwise required by the 1940 Act or if the matter being voted on affects only a particular fund, and, if the matter affects a particular fund differently from other funds, the shares of that fund will vote separately on such matter.
The Trustees may, except in limited circumstances, amend or supplement the Declaration of Trust without shareholder vote. The holders of Shares are required to disclose information on direct or indirect ownership of Shares as may be required to comply with various laws applicable to the Fund, and ownership of Shares may be disclosed by the Fund if so required by law or regulation.
The Trust is not required and does not intend to hold annual meetings of shareholders. Shareholders owning more than 33% of the outstanding Shares of the Trust have the right to call a special meeting to remove one or more Trustees or for any other purpose by written request provided that (1) such request shall state the purposes of such meeting and the matters proposed to be acted on, and (2) the shareholders requesting such meeting shall have paid to the Trust the reasonably estimated cost of preparing and mailing the notice thereof, which the Secretary shall determine and specify to such shareholders.
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The Trust’s bylaws require that to the fullest extent permitted by law, including Section 3804 (e) of the Delaware Statutory Trust Act, the Court of Chancery of the State of Delaware or, if such court does not have subject matter jurisdiction thereof, any other court in the State of Delaware with subject matter jurisdiction, shall be the sole and exclusive forum for any shareholder (including a beneficial owner of shares) to bring derivatively or directly (i) any claim, suit, action or proceeding brought on behalf of the Trust, (ii) any claim, suit, action or proceeding asserting a claim for breach of a fiduciary duty owed by any Trustee, officer or employee, if any, of the Trust to the Trust or the Trust’s shareholders, (iii) any claim, suit, action or proceeding asserting a claim against the Trust, its Trustees, officers or employees, if any, arising pursuant to any provision of Delaware statutory or common law, or any federal or state securities law, in each case as amended from time to time, or the Trust’s Declaration of Trust or bylaws; or (iv) any claim, suit, action or proceeding asserting a claim against the Trust, its Trustees, officers or employees, if any, governed by the internal affairs doctrine. Insofar as the Federal securities laws supersede state law, the provisions in the Trust's bylaws related to exclusive forum described herein do not apply to claims brought under the Federal securities laws to the extent that any such federal securities laws, rules or regulations, do not permit such application. The designation of exclusive forum may make it more expensive for a shareholder to bring a suit and may limit a shareholder's ability to litigate a claim in a jurisdiction or forum that may be more convenient and favorable to the shareholder.
The Trust does not have information concerning the beneficial ownership of Shares held by DTC Participants (as defined below).
Shareholders may make inquiries by writing to the Trust, c/o the Distributor, Invesco Distributors, Inc., 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173.
Book Entry Only System. The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Book Entry.”
DTC Acts as Securities Depository for Shares. Shares are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.
DTC, a limited purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE and FINRA. Access to the DTC system also is available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).
Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records DTC maintains (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.
Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such DTC Participant may transmit such notice, statement or communication, directly or indirectly, to such Beneficial Owners. In addition, the
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Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.
Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.
The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.
DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.
Proxy Voting. The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to the Adviser or Sub-Adviser, as applicable. The Adviser or Sub-Adviser, as applicable votes such proxies in accordance with its proxy policies and procedures, which are included as Appendix A to this SAI. The Board periodically reviews the Fund’s proxy voting record.
The Trust is required to disclose annually information regarding how the Fund voted proxies related to its portfolio securities on Form N-PX covering the period July 1 through June 30 and to file it with the SEC no later than August 31. The Fund is new; this information for the period from the Fund’s inception through June 30, 2025 will be available at no charge upon request by calling 1-800-983-0903, by writing to the Trust at 3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515, or by visiting www.invesco.com/proxy-voting. The Form N-PX will also be available on the SEC’s website at www.sec.gov. no later than August 31, 2025.
Code of Ethics. Pursuant to Rule 17j-1 under the 1940 Act, the Board has adopted a Code of Ethics for the Trust and approved the Code of Ethics adopted by the Adviser, Sub-Advisers and Distributor (collectively, the “Ethics Code”). The Ethics Code is intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from the person’s employment activities and that actual and potential conflicts of interest are avoided.
The Ethics Code applies to the personal investing activities of Trustees and officers of the Trust, the Adviser, the Sub-Advisers and the Distributor (“Access Persons”). Rule 17j-1 and the Ethics Code are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under the Ethics Code, Access Persons may engage in personal securities transactions, but must report their personal securities transactions for monitoring purposes. The Ethics Code permits personnel subject to the Ethics Code to invest in securities subject to certain limitations, including securities that the Fund may purchase or sell. In addition, certain Access Persons must obtain approval before investing in initial public offerings or private placements. The Ethics Code is on file with the SEC and is available on the EDGAR Database on the SEC’s Internet site at www.sec.gov. The Ethics Code may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov.
CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS
General
The Trust issues and sells Shares only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at the Fund's NAV next determined after receipt of an order in “proper form”
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(as defined below) on any Business Day. A “Business Day” is any day on which the Exchange is open for business. As of the date of this SAI, the Exchange is closed in observance of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. On days when the Exchange closes earlier than normal, the Fund may require orders to be placed earlier in the day.
The number of Shares that constitute a Creation Unit Aggregation for the Fund is set forth in the Fund’s Prospectus. In its discretion, the Trust reserves the right to increase or decrease the number of Shares that constitutes a Creation Unit Aggregation for the Fund.
Role of the Authorized Participant
The Fund only may issue Creation Units to, or redeem Creation Units from, an authorized participant, referred to herein as an “AP.” To be eligible to place orders for the purchase or redemption of a Creation Unit of the Fund, an AP must have executed a written agreement with the Fund or one of its service providers that allows the AP to place such orders (“Participant Agreement”). In addition, an AP must be a member or participant of a clearing agency that is registered with the SEC. An AP may place orders for the creation or redemption of Creation Units through the clearing process of the Continuous Net Settlement System (the “Clearing Process”) of the National Securities Clearing Corporation (“NSCC”), Euroclear, the Fed Book-Entry System and/or DTC, subject to the procedures set forth in the Participant Agreement. (APs that participate in the Clearing Process are sometimes referred to as a “Participating Party,” and APs that are eligible to utilize the Fed Book Entry System and/or DTC are sometimes referred to as a “DTC Participant.”) Transfers of securities settling through Euroclear or other foreign depositories may require AP access to such facilities.
Pursuant to the terms of its Participant Agreement, an AP will agree, and on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that the AP will make available in advance of each purchase of Shares an amount of cash sufficient to pay the Cash Component, together with the transaction fees described below. An AP acting on behalf of an investor may require the investor to enter into an agreement with such AP with respect to certain matters, including payment of the Cash Component. Investors who are not APs make appropriate arrangements with an AP to submit orders to purchase or redeem Creation Units of the Fund. Investors should be aware that their particular broker may not be a DTC Participant or may not have executed a Participant Agreement and that, therefore, orders to purchase Creation Units may have to be placed by the investor's broker through an AP. In such cases, there may be additional charges to such investor. At any given time, there may be only a limited number of APs. A list of current APs may be obtained from the Distributor. In addition, the Distributor may be appointed as the proxy of the AP and may be granted a power of attorney under the Participant Agreement.
Creations
Portfolio Deposit. The consideration for purchase of a Creation Unit of the Fund generally consists of the in-kind deposit of a portfolio of securities, assets or other positions constituting a substantial replication of the Fund’s portfolio holdings (the “Deposit Securities”) and an amount of cash denominated in U.S. dollars (the “Cash Component”) computed as described below, plus any applicable administrative or other transaction fees, also as discussed below. Together, the Deposit Securities and the Cash Component constitute the “Portfolio Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of the Fund.
The “Cash Component” is an amount equal to the difference between the aggregate NAV of the Shares per Creation Unit and the “Deposit Amount,” which is an amount equal to the total aggregate market value (per Creation Unit) of the Deposit Securities. The Cash Component, which is sometimes called the “Balancing Amount,” serves to compensate for any differences between the NAV per Creation Unit and the Deposit Amount. Payment of any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities are the sole responsibility of the AP purchasing the Creation Unit.
Each business day before the opening of regular trading on the Exchange (usually 9:30 a.m., Eastern Time), the Fund discloses on its website (www.invesco.com/ETFs) the Deposit Securities and/or the amount
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of the applicable Cash Component to be included in the current Portfolio Deposit (based on information at the end of the previous Business Day) for the Fund. Such Portfolio Deposit is applicable, subject to any adjustments as described below, to effect purchases of Creation Units of the Fund until such time as the next-announced Portfolio Deposit is made available.
The identity and number of shares of the Deposit Securities required for a Portfolio Deposit will change as rebalancing adjustments and corporate action events are reflected within the Fund from time to time by the Adviser or Sub-Adviser with a view to the investment objective of the Fund.
Such adjustments will reflect changes known to the Adviser or Sub-Adviser by the time of determination of the Deposit Securities resulting from stock splits and other corporate actions.
The Adviser expects that the Deposit Securities should correspond pro rata, to the extent practicable, to the securities held by the Fund. However, the Trust reserves the right to permit or require an order containing the substitution of an amount of cash—i.e., a “cash in lieu” amount—to be added, at its discretion, to the Cash Component to replace one or more Deposit Securities. For example, a cash substitution may be permitted or required for any Deposit Security that (i) may not be available in sufficient quantity for delivery, (ii) may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below), (iii) might not be eligible for trading by an AP or the investor on whose behalf the AP is acting, or (iv) in certain other situations at the sole discretion of the Trust. Additionally, the Trust may permit or require the submission of a portfolio of securities or cash that differs from the composition of the published portfolio(s) (a “Custom Order”). The Fund also may permit or require the consideration for Creation Unit Aggregations to consist solely of cash (see “—Cash Creations” below).
Cash Creations. If the Fund permits or requires partial or full cash creations, such purchases shall be effected in essentially the same manner as in-kind purchases. In the case of a cash creation, the AP must pay the same Cash Component required to be paid by an in-kind purchaser, plus the Deposit Amount (i.e., the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, as described in the subsection “—Portfolio Deposit” above).
Trading costs, operational processing costs and brokerage commissions associated with using cash to purchase requisite Deposit Securities will be incurred by the Fund and will affect the value of its Shares; therefore, the Fund may require APs to pay transaction fees to offset brokerage and other costs associated with using cash to purchase the requisite Deposit Securities (see “Creation and Redemption Transaction Fees” below).
Creation Orders
Procedures for Creation of Creation Unit Aggregations. Orders must be transmitted by an AP, in such form and by such transmission method acceptable to the Transfer Agent or Distributor, pursuant to procedures set forth in the Participant Agreement, and such procedures may change from time to time. APs may transfer Deposit Securities in one of two ways: (i) through the Clearing Process (see “Placing Creation Orders Using the Clearing Process”), or (ii) with the Fund “outside” the Clearing Process through the facilities of DTC (see “Placing Creation Orders Outside the Clearing Process”).
All orders to purchase Creation Units, whether through or outside the Clearing Process, must be received by the Transfer Agent and/or Distributor no later than the order cut-off time designated in the Participant Agreement (“Order Cut-Off Time”) on the relevant Business Day in order for the creation of Creation Units to be effected based on the NAV of Shares as determined on such date. With certain exceptions, the Order Cut-Off Time for the Fund, as set forth in the Participant Agreement, usually is the closing time of the regular trading session on the New York Stock Exchange—i.e., ordinarily 4:00 p.m., Eastern time. In the case of Custom Orders, the Order Cut-Off Time is no later than 3:00 p.m., Eastern time. Additionally, on days when the NYSE, the relevant Exchange or the bond markets close earlier than normal, the Trust may require creation orders to be placed earlier in the day. The Business Day on which an order is placed and deemed received is referred to as the “Transmittal Date.”
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Orders must be transmitted by an AP by telephone, online portal or other transmission method acceptable to the Transfer Agent and the Distributor. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Transfer Agent, the Distributor or an AP. APs placing creation orders should afford sufficient time to permit proper submission of the order. Orders effected outside the Clearing Process likely will require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected through the Clearing Process. APs placing orders outside the Clearing Process should ascertain all deadlines applicable to DTC and the Federal Reserve Bank wire system. Additional transaction fees may be imposed with respect to transactions effected outside the Clearing Process (see “Creation and Redemption Transaction Fees” below).
A creation order is considered to be in “proper form” if: (i) a properly completed irrevocable purchase order has been submitted by the AP (either on its own or another investor's behalf) not later than the Fund's specified Order Cut-Off Time on the Transmittal Date, and (ii) arrangements satisfactory to the Fund are in place for payment of the Cash Component and any other cash amounts which may be due, and (iii) all other procedures regarding placement of a creation order set forth in the Participant Agreement are properly followed. Special procedures are specific to Custom Orders, as set forth in the Participant Agreement.
All questions as to the number of shares of each security in the Deposit Securities to be delivered, and the validity, form, eligibility (including time of receipt) and acceptance for deposit of any securities to be delivered shall be determined by the Fund, and the Fund’s determination shall be final and binding.
Placing Creation Orders Using the Clearing Process. The Clearing Process is the process of creating or redeeming Creation Unit Aggregations through the Continuous Net Settlement System of the NSCC. Portfolio Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Transfer Agent to transmit, on behalf of the Participating Party, such trade instructions to the NSCC as are necessary to effect the Participating Party's creation order. Pursuant to such trade instructions, the Participating Party agrees to deliver the Portfolio Deposit to the Transfer Agent, together with such additional information as may be required by the Distributor.
Placing Creation Orders Outside the Clearing Process. Portfolio Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement. A DTC Participant who wishes to place a creation order outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation instead will be effected through a transfer of securities and cash directly through DTC.
Acceptance of Creation Orders. The Transfer Agent will deliver to the AP a confirmation of acceptance of a creation order within 15 minutes of the receipt of a submission received in proper form. A creation order is deemed to be irrevocable upon the delivery of the confirmation of acceptance, subject to the conditions below.
The SEC has expressed the view that a suspension of creations that impairs the arbitrage mechanism applicable to the trading of ETF shares in the secondary market is inconsistent with Rule 6c-11 under the 1940 Act. The SEC's position does not prohibit the suspension or rejection of creations in all instances. The Trust reserves the right, to the extent consistent with the provisions of Rule 6c-11 under the 1940 Act, to reject or revoke a creation order transmitted to it by the Distributor in respect of the Fund, including, for example, if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of the Fund; (iii) the Deposit Securities delivered are not as designated for that date by the Custodian; (iv) acceptance of the Portfolio Deposit would, in the opinion of counsel, be unlawful; or (v) there exist circumstances outside the control of the Trust that make it impossible to process creation orders for all practical purposes. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, a sub-adviser, the Distributor, DTC, NSCC, the Federal Reserve, the Transfer Agent, a sub-custodian or any other participant in the creation process, and similar extraordinary events. The Transfer Agent shall notify a prospective purchaser of a Creation Unit (and/or the AP acting on its behalf) of the rejection of such creation
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order. The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Portfolio Deposits, nor shall any of them incur any liability for the failure to give any such notification.
Issuance of a Creation Unit
Except as provided herein, a Creation Unit will not be issued until the transfer of good title to the Fund of the Deposit Securities and the payment of the Cash Component have been completed.
Notwithstanding the foregoing, the Fund may issue Creation Units to an AP, notwithstanding the fact that the corresponding Portfolio Deposit has not been delivered in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible. To secure such undertaking, the AP must deposit and maintain cash collateral in an amount equal to the sum of (i) the Cash Component, plus (ii) at least 105% of the market value of the undelivered Deposit Securities. In such circumstances, the creation order shall be deemed to be received on the Transmittal Date, provided that (i) such order is placed in proper form prior to the Order Cut-Off Time, and (ii) requisite federal funds in an appropriate amount are delivered by certain deadlines on the contractual settlement date, as set forth in such Participant Agreement (typically, 11:00 a.m., Eastern time on such date for the Fund). If such order is not placed in proper form prior to the Order Cut-Off Time, and/or all other deadlines and conditions set forth in the Participant Agreement relating to such additional deposits are not met, then the order may be deemed to be canceled, and the AP shall be liable to the Fund for losses, if any, resulting therefrom. The Trust may use such collateral at any time to buy Deposit Securities for the Fund, and the AP agrees to accept liability for any shortfall between the cost to the Trust of purchasing such Deposit Securities and the value of the collateral, which may be sold by the Trust at such time, and in such manner, as the Trust may determine in its sole discretion.
Using the Clearing Process. An AP that is a Participating Party is required to transfer to the Transfer Agent: (i) the requisite Deposit Securities expected to be delivered through NSCC, and (ii) the Cash Component, if any, to the Transfer Agent by means of the Trust's Clearing Process. In each case, the delivery must occur by the “regular way” settlement date - i.e., generally, the first Business Day following the Transmittal Date (“T+1”), except as otherwise set forth in the Participant Agreement or as agreed to by a Fund and an AP. At that time, the Transfer Agent shall initiate procedures to transfer the requisite Shares and the Cash Component, if any, through the Clearing Process so as to be received no later than on the “regular way” settlement date (i.e., T+1, except as otherwise set forth in the Participant Agreement or as agreed to by a Fund and an AP).
Outside the Clearing Process. An AP that is a DTC Participant that orders a creation outside the Clearing Process is required to transfer to the Transfer Agent: (i) the requisite Deposit Securities through DTC, and (ii) the Cash Component, if any, through the Federal Reserve Bank wire system. Such Deposit Securities must be received by the Transfer Agent by 11:00 a.m., Eastern time on the “regular way” settlement date (i.e., T+1, except as otherwise set forth in the Participant Agreement or as agreed to by a Fund and an AP), while the Cash Component must be received by 2:00 p.m., Eastern time on that same date. Otherwise, the creation order shall be canceled. For creation units issued principally for cash (see “—Cash Creations” above), the DTC Participant shall be required to transfer the Cash Component through the Federal Reserve Bank wire system to be received by 2:00 p.m., Eastern time on the Contractual Settlement Date (as defined below). At that time, the Transfer Agent shall initiate procedures to transfer the requisite Shares through DTC and the Cash Component, if any, through the Federal Reserve Bank wire system so as to be received by the purchaser generally no later than T+1 (except as otherwise set forth in the Participant Agreement or as agreed to by a Fund and an AP).
Creation and Redemption Transaction Fees
Creation and redemption transactions for the Fund are subject to an administrative fee, payable to BNYM, in the amount listed in the table below, irrespective of the size of the order. As shown in the table below, the administrative fee has a base amount for the Fund; however, BNYM may increase the administrative fee to a
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maximum of four times the base amount for administration and settlement of non-standard orders requiring additional administrative processing by BNYM. These fees may be changed by the Trust.

Fund	Base Administrative Fee (Payable to BNYM)	Maximum Administrative Fee (Payable to BNYM)
Invesco Comstock Contrarian Equity ETF	$[XX]	$[XX]

Additionally, the Adviser may charge an additional, variable fee (sometimes referred to as a “cash-in-lieu” fee) to the extent the Fund permits or requires APs to create or redeem Creation Units for cash, or otherwise substitute cash for any Deposit Security. Such cash-in-lieu fees are payable to the Fund and are charged to defray the transaction cost to the Fund of buying (or selling) Deposit Securities, to cover spreads and slippage costs and to protect existing shareholders. The cash-in-lieu fees will be negotiated between the Adviser and the AP and may be different for any given transaction, Business Day or AP; however in no instance will such cash-in-lieu fees exceed 2% of the value of a Creation Unit. From time to time, the Adviser, in its sole discretion, may adjust the Fund's cash-in-lieu fees or reimburse APs for all or a portion of the creation or redemption transaction fees.
Redemptions
Shares may be redeemed only by APs at their NAV per Share next determined after receipt by the Distributor of a redemption request in proper form. The Fund will not redeem Shares in amounts less than a Creation Unit. Beneficial Owners of Shares may sell their Shares in the secondary market, but they must accumulate enough Shares to constitute a Creation Unit to redeem those Shares with the Fund. There can be no assurance that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.
Fund Securities. The redemption proceeds for a Creation Unit generally consist of a portfolio of securities (the “Fund Securities”), plus or minus an amount of cash denominated in U.S. dollars (the “Cash Redemption Amount”), representing an amount equal to the difference between the NAV of the Shares being redeemed, as next determined after receipt of a request in proper form, and the total aggregate market value of the Fund Securities, less any applicable administrative or other transaction fees, as discussed above. The Cash Redemption Amount is calculated in the same manner as the Balancing Amount. To the extent that the Fund Securities have a value greater than the NAV of the Shares being redeemed, a Cash Redemption Amount payment equal to the differential is required to be paid by the redeeming shareholder.
Each business day before the opening of regular trading on the Exchange (usually 9:30 a.m., Eastern Time), the Fund discloses the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day, as well as the Cash Redemption Amount. Such Fund Securities and the corresponding Cash Redemption Amount are applicable to effect redemptions of Creation Units of the Fund until such time as the next-announced composition of the Fund Securities and Cash Redemption Amount is made available.
The Adviser expects that the Fund Securities should correspond pro rata, to the extent practicable, to the securities held by the Fund. However, Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Units. The Trust also may provide such redeemer a Custom Order, which, as described above, is a portfolio of securities that differs from the exact composition of the published list of Fund Securities, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV. In addition, the Trust reserves the right to permit or require an amount of cash to be added, at its discretion, to the Cash Redemption Amount to replace one or more Fund Securities (see “—Cash Redemptions” below).
Cash Redemptions. The Fund (as set forth in the Prospectus) may elect to pay out the proceeds of redemptions of Creation Units partially or principally for cash (or through any combination of cash and Fund
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Securities), as described in the Fund’s Prospectus. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment in an amount equal to the NAV of its Shares next determined after a redemption request is received (less any redemption transaction fees imposed, as specified above).
Redemptions of Shares will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An AP that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144. The AP may request the redeeming beneficial owner of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.
Redemption Requests
Procedures for Redemption of Creation Unit Aggregations. Orders must be transmitted by an AP, in such form and by such transmission method acceptable to the Transfer Agent or Distributor, pursuant to procedures set forth in the Participant Agreement, and such procedures may change from time to time. APs seeking to redeem Shares may transfer Creation Units through the Clearing Process (see “Placing Redemption Requests Using the Clearing Process”) or outside the Clearing Process through the facilities of DTC (see “Placing Redemption Requests Outside the Clearing Process”).
All requests to redeem Creation Units, whether through the Clearing Process, or outside the Clearing Process through DTC or otherwise, must be received by the Distributor no later than the Order Cut-Off Time on the relevant Business Day. As with creation orders, requests for redemption of Custom Orders must be received by 3:00 p.m., Eastern time, and some funds, as set forth in the Participant Agreement, may have different Order Cut-Off Times for redemptions.
A redemption request will be considered to be in “proper form” if (i) a duly completed request form is received by the Distributor from the AP on behalf of itself or another redeeming investor at the specified Order Cut-Off Time, and (ii) arrangements satisfactory to the Fund are in place for the AP to transfer or cause to be transferred to the Fund the Creation Unit of the Fund being redeemed on or before contractual settlement of the redemption request. Special procedures are specific to Custom Orders, as set forth in the Participant Agreement.
As discussed herein, a redeeming investor will pay a transaction fee to offset the Fund’s trading costs, operational processing costs, brokerage commissions and other similar costs incurred in transferring the Fund Securities from its account to the account of the redeeming investor. An entity redeeming Shares in Creation Units outside the Clearing Process may be required to pay a higher transaction fee than would have been charged had the redemption been effected through the Clearing Process. A redeeming investor receiving cash in lieu of one or more Fund Securities may also be assessed a higher transaction fee on the cash in lieu portion. This higher transaction fee will be assessed in the same manner as the transaction fee incurred in purchasing Creation Units.
Placing Redemption Requests Using the Clearing Process. Requests to redeem Creation Units through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement, in such form and by such transmission method acceptable to the Transfer Agent or Distributor, pursuant to procedures set forth in the Participant Agreement.
Placing Redemption Requests Outside the Clearing Process. Orders to redeem Creation Units outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement. A DTC Participant who wishes to place a redemption order outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption instead will be effected through a transfer of Shares directly through DTC.
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Acceptance of Redemption Requests. The Transfer Agent will deliver to the AP a confirmation of acceptance of a request to redeem Shares in Creation Units within 15 minutes of the receipt of a submission received in proper form. A redemption order is deemed to be irrevocable upon the delivery of the confirmation of acceptance.
The right of redemption may be suspended or the date of payment postponed (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares or determination of the Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.
Issuance of Fund Securities
To the extent contemplated by a Participant Agreement, in the event an AP has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the closing time of the regular trading session on the Exchange on the date such redemption request is submitted, the Distributor will nonetheless accept the redemption request in reliance on the undertaking by the AP to deliver the missing Shares as soon as possible, which undertaking shall be secured by the AP's delivery and maintenance of collateral consisting of cash having a value at least equal to 105% of the value of the missing Shares. The Trust may use such collateral at any time to purchase the missing Shares and will subject the AP to liability for any shortfall between the cost of the Fund acquiring such Shares and the value of the collateral, which may be sold by the Trust at such time, and in such manner, as the Trust may determine in its sole discretion.
Using the Clearing Process. An AP that is a Participating Party is required to transfer to the Transfer Agent: (i) the requisite Shares, and (ii) the Cash Redemption Amount, if any, to the Transfer Agent by means of the Trust's Clearing Process. In each case, the delivery must occur by the “regular way” settlement date (i.e., T+1, except as otherwise set forth in the Participant Agreement or as agreed to by a Fund and an AP). At that time, the Transfer Agent shall initiate procedures to transfer the requisite Fund Securities and the Cash Redemption Amount, if any, through the Clearing Process so as to be received no later than on the “regular way” settlement date (i.e., T+1, except as otherwise set forth in the Participant Agreement or as agreed to by a Fund and an AP).
Outside the Clearing Process. An AP that is a DTC Participant making a redemption request outside the Clearing Process is required to transfer to the Transfer Agent: (i) the requisite Shares through DTC, and (ii) the Cash Redemption Amount, if any, through the Federal Reserve Bank wire system. Such Shares and Cash Redemption Amount must be received by the Transfer Agent by 11:00 a.m., Eastern time on the Contractual Settlement Date. At that time, the Transfer Agent shall initiate procedures to transfer the requisite Fund Securities through DTC and the Cash Redemption Amount, if any, through the Federal Reserve Bank wire system so as to be received generally no later than T+1 (except as otherwise set forth in the Participant Agreement or as agreed to by a Fund and an AP).
Regular Holidays
Notwithstanding the foregoing, the Fund may effect deliveries of Creation Units and Fund Securities on a basis other than T+1 (or as otherwise set forth in the Participant Agreement or as agreed to by the Fund and an AP) in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions on a T+1 basis (or as otherwise set forth in the Participant Agreement or as agreed to by the Fund and an AP) is subject, among other things, to the condition that, in the time between the order date and the delivery date, there are no days that are holidays in an applicable foreign market. For every occurrence of one or more such intervening holidays that are not holidays observed in the U.S., the redemption settlement cycle will be extended by the number of such intervening holidays. In addition, the proclamation of new holidays, the treatment by market participants of certain days as "informal holidays" (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays or changes in local securities
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delivery practices, and/or other unforeseeable closings in a foreign market due to emergencies also may prevent the Fund from delivering securities within the normal settlement period. However, in no case will the Fund take more than 15 days after the receipt of the redemption request to deliver such securities to an AP.
TAXES
The following is a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.
This section is based on the Code and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.
The following is provided as general information only and is not tax advice. All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.
Taxation of the Fund
The Fund has elected and intends to qualify each year as a “regulated investment company” (sometimes referred to as a “RIC”) under Subchapter M of the Code. If the Fund qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (i.e., generally, taxable interest, dividends, net short-term capital gains and other taxable ordinary income net of expenses without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gains over net short-term capital losses) that it distributes.
Qualification as a RIC. In order to qualify for treatment as a RIC, the Fund must satisfy the following requirements:
●
Distribution Requirement—the Fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (certain distributions made by the Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement).
●
Income Requirement—the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (“QPTPs”).
●
Asset Diversification Test—the Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, collectively, in the securities of QPTPs.
In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future
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guidance by the Internal Revenue Service (“IRS”) with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements. See “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments. In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test, which may have a negative impact on the Fund’s income and performance. In lieu of potential disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.
The Fund may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. However, the Fund intends to make cash distributions for each taxable year in an aggregate amount that is sufficient to satisfy the Distribution Requirement without taking into account its use of equalization accounting. If the IRS determines that the Fund’s allocation is improper and/or that such Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax.
If for any taxable year the Fund does not qualify as a RIC, all of its taxable income (including its net capital gain) would be subject to tax at the corporate income tax rate without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a RIC thus would have a negative impact on the Fund’s income and performance. Subject to savings provisions for certain inadvertent failures to satisfy the Income Requirement or Asset Diversification Test which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Fund will not qualify as a RIC in any given tax year. Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of the Fund as a RIC if it determines such a course of action to be beneficial to shareholders.
Portfolio turnover. For investors that hold Shares in a taxable account, a high portfolio turnover rate may result in higher taxes. This is because a fund with a high turnover rate may accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable fund with a low turnover rate. Any such higher taxes would reduce the Fund’s after-tax performance. See “Taxation of Fund Distributions—Capital gain dividends” below.
For non-U.S. investors, any such acceleration of the recognition of capital gains that results in more short-term and less long-term capital gains being recognized by the Fund may cause such investors to be subject to increased U.S. withholding taxes. See “Foreign Shareholders—U.S. withholding tax at the source” below. For ETFs, in-kind redemptions are the primary redemption mechanism and, therefore, the Fund may be less likely to sell securities in order to generate cash for redeeming shareholders, which a mutual fund might do. This provides a greater opportunity for ETFs to defer the recognition of gain on appreciated securities which it may hold thereby reducing the distribution of capital gains to its shareholders. Actively managed funds tend to have higher portfolio turnovers than funds that track an index.
Capital loss carryovers. The capital losses of the Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. If the Fund has a “net capital loss” (that is, capital losses in excess of capital gains), the excess (if any) of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Any net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Fund. An ownership change
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generally results when shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate, thereby reducing the Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund’s shareholders could result from an ownership change. The Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond the Fund’s control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change.
Deferral of late year losses. The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year, which may change the timing, amount, or characterization of Fund distributions (see “Taxation of Fund Distributions—Capital gain dividends” below). A “qualified late year loss” includes:
(i) any net capital loss incurred after October 31 of the current taxable year, or, if there is no such loss, any net long-term capital loss or any net short-term capital loss incurred after October 31 of the current taxable year (post-October capital losses), and
(ii) the sum of (1) the excess, if any, of (a) specified losses incurred after October 31 of the current taxable year, over (b) specified gains incurred after October 31 of the current taxable year and (2) the excess, if any, of (a) ordinary losses incurred after December 31 of the current taxable year, over (b) the ordinary income incurred after December 31 of the current taxable year.
The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary income” mean other ordinary losses and income that are not described in the preceding sentence.
Undistributed capital gains. The Fund may retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute net capital gains. If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the corporate income tax rate. If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain and will increase the tax basis for its Shares by an amount equal to the deemed distribution less the tax credit.
Federal excise tax. To avoid a 4% non-deductible excise tax, the Fund must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year, and (3) any prior year undistributed ordinary income and capital gain net income. The Fund may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year which is after the beginning of the Fund’s taxable year. Also, the Fund will defer any “specified gain” or “specified loss” which would be properly taken into account for the portion of the calendar after October 31. Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year. Generally, the Fund may make sufficient distributions to avoid liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided. In addition, under certain circumstances temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay an excise tax.
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Purchase of Shares. As a result of tax requirements, the Trust, on behalf of the Fund, has the right to reject an order to purchase Shares if the purchaser (or group of purchasers acting in concert with each other) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares and if, pursuant to Sections 351 and 362 of the Code, the Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.
Foreign income tax. Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source, and the amount of tax withheld generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries that entitle the Fund to a reduced rate of, or exemption from, tax on such income. Some countries require the filing of a tax reclaim or other forms to receive the benefit of the reduced tax rate; whether or when the Fund will receive the tax reclaim is within the control of the individual country. Information required on these forms may not be available such as shareholder information; therefore, the Fund may not receive the reduced treaty rates or potential reclaims. Other countries have conflicting and changing instructions and restrictive timing requirements which may cause the Fund not to receive the reduced treaty rates or potential reclaims. Other countries may subject capital gains realized by the Fund on sale or disposition of securities of that country to taxation. These and other factors may make it difficult for the Fund to determine in advance the effective rate of tax on its investments in certain countries. Under certain circumstances, the Fund may elect to pass-through certain eligible foreign income taxes paid by the Fund to shareholders, although it reserves the right not to do so. If the Fund makes such an election and obtains a refund of foreign taxes paid by the Fund in a prior year, the Fund may be eligible to reduce the amount of foreign taxes reported to its shareholders, generally by the amount of the foreign taxes refunded, for the year in which the refund is received. Certain foreign taxes imposed on the Fund’s investments, such as a foreign financial transaction tax, may not be creditable against U.S. income tax liability or eligible for pass through by the Fund to its shareholders.
Taxation of Fund Distributions. The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by the Fund will be treated in the manner described below regardless of whether such distributions are paid in cash or reinvested in additional Shares of the Fund (or of another Fund). You will receive information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.
Distributions of ordinary income. The Fund receives income generally in the form of dividends and/or interest on its investments. The Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Fund’s earnings and profits. In the case of a fund whose strategy includes investing in stocks of corporations, a portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates.
Capital gain dividends. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her Shares. In general, the Fund will recognize long-term capital gain or loss on the sale or other disposition of assets it has owned for more than one year, and short-term capital gain or loss on investments it has owned for one year or less. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) that are properly reported by the Fund to shareholders as capital gain dividends generally will be taxable to a shareholder receiving such distributions as long-term capital gain. Long-term capital gain rates applicable to individuals are 0%, 15% or 20% depending on the nature of the capital gain and the individual’s taxable income. Distributions of net short-term capital gains for a taxable year in excess of net long-term capital losses for such taxable year generally will be taxable to a shareholder receiving such distributions as ordinary income.
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Qualified dividend income for individuals. Ordinary income dividends reported as derived from qualified dividend income will be taxed in the hands of individuals and other noncorporate shareholders at the rates applicable to long-term capital gain. Qualified dividend income means dividends paid to the Fund (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. Both the Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Income derived from investments in derivatives, fixed-income securities, U.S. REITs, PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income. If the qualifying dividend income received by the Fund is equal to 95% (or a greater percentage) of the Fund’s gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.
Qualified REIT dividends. Under the Tax Cuts and Jobs Act “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are treated as eligible for a 20% deduction by noncorporate taxpayers. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). Proposed regulations issued by the IRS, which can be relied upon currently, enable the Fund to pass through the special character of “qualified REIT dividends”. The amount of a RIC’s dividends eligible for the 20% deduction for a taxable year is limited to the excess of the RIC’s qualified REIT dividends for the taxable year over allocable expenses. A noncorporate shareholder receiving such dividends would treat them as eligible for the 20% deduction, provided the shareholder meets certain holding period requirements for its shares in the RIC (i.e., generally, RIC shares must be held by the shareholder for more than 45 days during the 91-day period beginning on the date that is 45 days before the date on which the shares become ex-dividend with respect to such dividend).
Corporate dividends-received deduction. Ordinary income dividends reported to Fund shareholders as derived from qualified dividends from domestic corporations will qualify for the 50% dividends-received deduction generally available to corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. Income derived by the Fund from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.
Return of capital distributions. Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his or her Shares; any excess will be treated as gain from the sale of his or her Shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his or her Shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Shares. Return of capital distributions can occur for a number of reasons including, among others, the Fund overestimates the income to be received from certain investments such as those classified as partnerships or equity REITs. See “Tax Treatment of Portfolio Transactions—Investments in U.S. REITs.”
Impact of realized but undistributed income and gains, and net unrealized appreciation of portfolio securities. At the time of your purchase of Shares, the price of the Shares may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable and would be taxed as either ordinary income (some portion of which may be taxed as qualified dividend income) or capital gain unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. The Fund may be able to reduce the amount of such distributions by utilizing its capital loss carryovers, if any.
Pass-through of foreign tax credits. If more than 50% of the value of the Fund’s total assets at the end of a fiscal year is invested in foreign securities, or if the Fund is a qualified fund of funds (i.e., a fund at least
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50% of the value of the total assets of which, at the close of each quarter of the taxable year, is represented by interests in other RICs), the Fund may elect to “pass-through” the amount of foreign income tax paid by the Fund (the Foreign Tax Election) in lieu of deducting such amount in determining its investment company taxable income.
Pursuant to the Foreign Tax Election, shareholders will be required: (i) to include in gross income, even though not actually received, their respective pro rata shares of the foreign income tax paid by the Fund that are attributable to any distributions they receive; and (ii) either to deduct their pro rata share of foreign tax in computing their taxable income or to use it (subject to various Code limitations) as a foreign tax credit against federal income tax (but not both). No deduction for foreign tax may be claimed by a noncorporate shareholder who does not itemize deductions or who is subject to the alternative minimum tax. Shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by the Fund due to certain limitations that may apply. The Fund reserves the right not to pass-through the amount of foreign income taxes paid by the Fund. Additionally, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits. See “Tax Treatment of Portfolio Transactions—Securities lending” below.
Tax credit bonds. If the Fund holds, directly or indirectly, one or more “tax credit bonds” (including build America bonds, clean renewable energy bonds and qualified tax credit bonds) on one or more applicable dates during a taxable year, the Fund may elect to permit its shareholders to claim a tax credit on their income tax returns equal to each shareholder’s proportionate share of tax credits from the applicable bonds that otherwise would be allowed to the Fund. In such a case, shareholders must include in gross income (as interest) their proportionate share of the income attributable to their proportionate share of those offsetting tax credits. A shareholder’s ability to claim a tax credit associated with one or more tax credit bonds may be subject to certain limitations imposed by the Code. (Under the Tax Cuts and Jobs Act, the build America bonds, clean renewable energy bonds and certain other qualified bonds may no longer be issued after December 31, 2017.) Even if the Fund is eligible to pass-through tax credits, the Fund may choose not to do so.
U.S. government interest. Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by the Fund. Income on investments by the Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., GNMA or FNMA obligations), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.
Dividends declared in October, November or December and paid in January. Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.
Medicare tax. A 3.8% Medicare tax is imposed on net investment income earned by certain individuals, estates and trusts. “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Fund and net gains from taxable dispositions of Shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case). This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return. Net investment income does not include exempt-interest dividends.
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Sale of Shares. A shareholder will recognize gain or loss on the sale of Shares in an amount equal to the difference between the proceeds of the sale and the shareholder’s adjusted tax basis in the shares. If you held your Shares as a capital asset, the gain or loss that you realize will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.
Taxes on purchase and redemption of Creation Units. An AP that exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase (plus any cash received by the AP as part of the issue) and the AP’s aggregate basis in the securities surrendered (plus any cash paid by the AP as part of the issue). An AP that exchanges Creation Units for equity securities generally will recognize a gain or loss equal to the difference between the AP’s basis in the Creation Units (plus any cash paid by the AP as part of the redemption) and the aggregate market value of the securities received (plus any cash received by the AP as part of the redemption). The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.
Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less, assuming that such Creation Units are held as a capital asset.
Because the Fund redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.
Tax basis information. A shareholder’s cost basis information will be provided on the sale of any of the shareholder’s Shares, subject to certain exceptions for exempt recipients. Please contact the broker (or other nominee) that holds your Shares with respect to reporting of cost basis and available elections for your account.
Wash sale rule. All or a portion of any loss so recognized may be deferred under the wash sale rules if the shareholder purchases other shares of the Fund within 30 days before or after the sale. Any loss disallowed under these rules will be added to your tax basis in the new Shares.
Sales at a loss within six months of purchase. Any loss incurred on a sale of Shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those Shares.
Reportable transactions. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.
Tax Treatment of Portfolio Transactions. Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to the Fund. This section should be read in conjunction with the discussion above under “Investment Restrictions” and “Investment Strategies and Risks” for a detailed description of the various types of securities and investment techniques that apply to the Fund.
In general. In general, gain or loss recognized by the Fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for
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long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.
Certain fixed-income investments. Gain recognized on the disposition of a debt obligation purchased by the Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the Fund held the debt obligation unless the Fund made a current inclusion election to accrue market discount into income as it accrues. If the Fund purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the Fund generally is required to include in gross income each year the portion of the original issue discount that accrues during such year. Therefore, the Fund’s investment in such securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, the Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Shares.
Investments in debt obligations that are at risk of or in default present tax issues for the Fund. Tax rules are not entirely clear about issues such as whether and to what extent the Fund should recognize market discount on a debt obligation, when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent the Fund may take deductions for bad debts or worthless securities and how the Fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by the Fund in order to ensure that it distributes sufficient income to preserve its status as a RIC.
Options, futures, forward contracts, swap agreements and hedging transactions. In general, option premiums received by the Fund are not immediately included in the income of the Fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by the Fund is exercised and the Fund sells or delivers the underlying stock, the Fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the Fund minus (b) the Fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by the Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of the Fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the Fund is greater or less than the amount paid by the Fund (if any) in terminating the transaction. Thus, for example, if an option written by the Fund expires unexercised, the Fund generally will recognize short-term gain equal to the premium received.
The tax treatment of certain futures contracts entered into by the Fund, as well as listed non-equity options written or purchased by the Fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities), may be governed by section 1256 of the Code (section 1256 contracts). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (60/40), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by the Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked-to-market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.
In addition to the special rules described above in respect of options and futures transactions, the Fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as
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well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by the Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether the Fund has made sufficient distributions and otherwise satisfied the relevant requirements to maintain its qualification as a RIC and avoid a fund-level tax.
Certain of the Fund’s investments in derivatives and foreign currency-denominated instruments, and the Fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If the Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a RIC. If the Fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.
Foreign currency transactions. The Fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease the Fund’s ordinary income distributions to you, and may cause some or all of the Fund’s previously distributed income to be classified as a return of capital. In certain cases, the Fund may make an election to treat such gain or loss as capital.
PFIC investments. The Fund may invest in securities of foreign companies that may be classified under the Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, the Fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the Fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by the Fund. Foreign companies are not required to identify themselves as PFICs. Due to various complexities in identifying PFICs, the Fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the Fund to make a mark-to-market election. If the Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains.
Investments in non-U.S. REITs. While non-U.S. REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by the Fund in a non-U.S. REIT may subject the Fund, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. The Fund’s pro rata share of any such taxes will reduce the Fund’s return on its investment. The Fund’s investment in a non-U.S. REIT may be considered an investment in a PFIC, as discussed above in “Tax Treatment of Portfolio Transactions—PFIC investments.”
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Additionally, foreign withholding taxes on distributions from the non-U.S. REIT may be reduced or eliminated under certain tax treaties, as discussed above in “Taxation of the Fund—Foreign income tax.” Also, the Fund in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-U.S. REIT under rules similar to those in the United States which tax foreign persons on gain realized from dispositions of interests in U.S. real estate.
Investments in U.S. REITs. A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders. Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to the Fund will be treated as long-term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT’s cash flow may exceed its taxable income. The equity U.S. REIT, and in turn the Fund, may distribute this excess cash to shareholders in the form of a return of capital distribution. However, if a U.S. REIT is operated in a manner that fails to qualify as a REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at the corporate income tax rate without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT’s current and accumulated earnings and profits. Also, see “Tax Treatment of Portfolio Transactions—Investment in taxable mortgage pools (excess inclusion income)” and “Foreign Shareholders—U.S. withholding tax at the source” with respect to certain other tax aspects of investing in U.S. REITs.
Investment in taxable mortgage pools (excess inclusion income). Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of the Fund’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a real estate mortgage investment conduit (“REMIC”) or equity interests in a “taxable mortgage pool” (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a RIC will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to tax on UBTI) is a record holder of a share in a RIC, then the RIC will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the corporate income tax rate. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. There can be no assurance that the Fund will not allocate to shareholders excess inclusion income.
These rules are potentially applicable to the Fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT. It is unlikely that these rules will apply to a fund that has a non-REIT strategy.
Investments in partnerships and QPTPs. For purposes of the Income Requirement, income derived by the Fund from a partnership that is not a QPTP will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the Fund. While the rules are not entirely clear with respect to the Fund investing in a partnership outside a master-feeder structure, for purposes of testing whether the Fund satisfies the Asset Diversification Test, the Fund generally is treated as owning a pro rata share of the underlying assets of a partnership. See “Taxation of the Fund—Qualification as a RIC.” In contrast, different rules apply to a partnership that is a QPTP. A QPTP is a partnership (a) the interests in which are traded on an established securities market, (b) that is treated as
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a partnership for federal income tax purposes, and (c) that derives less than 90% of its income from sources that satisfy the Income Requirement (e.g., because it invests in commodities). All of the net income derived by the Fund from an interest in a QPTP will be treated as qualifying income, but the Fund may not invest more than 25% of its total assets in one or more QPTPs. However, there can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year. Any such failure to annually qualify as a QPTP might, in turn, cause the Fund to fail to qualify as a RIC. Although, in general, the passive loss rules of the Code do not apply to RICs, such rules do apply to the Fund with respect to items attributable to an interest in a QPTP. Fund investments in partnerships, including in QPTPs, may result in the Fund being subject to state, local or foreign income, franchise or withholding tax liabilities.
If a Master Limited Partnership ("MLP") is treated as a partnership for U.S. federal income tax purposes (whether or not a QPTP), all or a portion of the dividends received by the Fund from the MLP likely will be treated as a return of capital for U.S. federal income tax purposes because of accelerated deductions available with respect to the activities of such MLPs. Further, because of these accelerated deductions, on the disposition of interests in such an MLP, the Fund likely will realize taxable income in excess of economic gain with respect to those MLP interests (or if the Fund does not dispose of the MLP, the Fund could realize taxable income in excess of cash flow with respect to the MLP in a later period), and the Fund must take such income into account in determining whether the Fund has satisfied its Distribution Requirement. The Fund may have to borrow or liquidate securities to satisfy its Distribution Requirement and to meet its redemption requests, even though investment considerations might otherwise make it undesirable for the Fund to sell securities or borrow money at such time. In addition, any gain recognized, either upon the sale of the Fund’s MLP interest or sale by the MLP of property held by it, including in excess of economic gain thereon, treated as so-called “recapture income,” will be treated as ordinary income. Therefore, to the extent the Fund invests in MLPs, fund shareholders might receive greater amounts of distributions from the Fund taxable as ordinary income than they otherwise would in the absence of such MLP investments.
Although MLPs are generally expected to be treated as partnerships for U.S. federal income tax purposes, some MLPs may be treated as PFICs or “regular” corporations for U.S. federal income tax purposes. The treatment of particular MLPs for U.S. federal income tax purposes will affect the extent to which the Fund can invest in MLPs and will impact the amount, character, and timing of income recognized by the Fund.
Investments in convertible securities. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder’s exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt (e.g., an ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt. Dividends received may be qualified dividend income and eligible for the corporate dividends-received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount principles. A change in the conversion ratio or conversion price of a convertible security on account of a dividend paid to the issuer's other shareholders may result in a deemed distribution of stock to the holders of the convertible security equal to the value of their increased interest in the equity of the issuer.
Thus, an increase in the conversion ratio of a convertible security can be treated as a taxable distribution of stock to a holder of the convertible security (without a corresponding receipt of cash by the holder) before the holder has converted the security.
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Securities lending. While securities are loaned out by the Fund, the Fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of federal income taxation for individuals on qualified dividends income, if otherwise available, nor the 50% dividends received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest may not qualify for the pass-through of foreign tax credits to shareholders. Additionally, in the case of the Fund with a strategy of investing in tax-exempt securities, any payments made “in lieu of” tax-exempt interest will be considered taxable income to the Fund, and thus, to the investors, even though such interest may be tax-exempt when paid to the borrower.
Tax Certification and Backup Withholding. Tax certification and backup withholding tax laws may require that you certify your tax information when you become an investor in the Fund. For U.S. citizens and resident aliens, this certification is made on IRS Form W-9. Under these laws, the Fund must withhold a portion of your taxable distributions and sales proceeds unless you:
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provide your correct Social Security or taxpayer identification number;
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certify that this number is correct;
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certify that you are not subject to backup withholding; and
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certify that you are a U.S. person (including a U.S. resident alien).
The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting.
Non-U.S. investors have special U.S. tax certification requirements. See “Foreign Shareholders—Tax certification and backup withholding.”
Foreign Shareholders. Shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships (foreign shareholder), may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Taxation of a foreign shareholder depends on whether the income from the Fund is “effectively connected” with a U.S. trade or business carried on by such shareholder.
U.S. withholding tax at the source. If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions to such shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution, subject to certain exemptions including those for dividends reported as:
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exempt-interest dividends paid by the Fund from its net interest income earned on municipal securities;
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capital gain dividends paid by the Fund from its net long-term capital gains (other than those from disposition of a U.S. real property interest), unless you are a nonresident alien present in the United States for a period or periods aggregating 183 days or more during the calendar year; and
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interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends.
The Fund may report interest-related dividends or short-term capital gain dividends, but reserves the right not to do so. Additionally, the Fund’s reporting of interest-related dividends or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints. Moreover, notwithstanding such exemptions from U.S. withholding at the source, any dividends
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and distributions of income and capital gains, including the proceeds from the sale of your Shares, will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.
Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.
Amounts reported as capital gain dividends (a) that are attributable to certain capital gain dividends received from a qualified investment entity (“QIE”) (generally defined as either (i) a U.S. REIT or (ii) a RIC classified as a “U.S. real property holding corporation” or which would be if the exceptions for holding 5% or less of a class of publicly traded shares or an interest in a domestically controlled QIE did not apply), or (b) that are realized by the Fund on the sale of a “U.S. real property interest” (including gain realized on the sale of shares in a QIE other than one that is domestically controlled), will not be exempt from U.S. federal income tax and may be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) if the Fund by reason of having a REIT strategy is classified as a QIE. If the Fund is so classified, foreign shareholders owning more than 5% of the Fund’s shares may be treated as realizing gain from the disposition of a U.S. real property interest, causing Fund distributions to be subject to U.S. withholding tax at the corporate income tax rate, and requiring the filing of a nonresident U.S. income tax return. In addition, if the Fund is classified as a QIE, anti-avoidance rules apply to certain wash sale transactions. Namely, if the Fund is a domestically-controlled QIE and a foreign shareholder disposes of the Fund’s shares prior to the Fund paying a distribution attributable to the disposition of a U.S. real property interest and the foreign shareholder later acquires an identical stock interest in a wash sale transaction, the foreign shareholder may still be required to pay U.S. tax on the Fund’s distribution. Also, the sale of Shares, if classified as a “U.S. real property holding corporation,” could also be considered a sale of a U.S. real property interest with any resulting gain from such sale being subject to U.S. tax as income “effectively connected with a U.S. trade or business.”
Income effectively connected with a U.S. trade or business. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of Shares will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.
Tax certification and backup withholding. Foreign shareholders may have special U.S. tax certification requirements to avoid backup withholding (at a rate of 24%) and, if applicable, to obtain the benefit of any income tax treaty between the foreign shareholder’s country of residence and the United States. To claim these tax benefits, the foreign shareholder must provide a properly completed Form W-8BEN (or other Form W-8, where applicable, or their substitute forms) to establish his or her status as a non-U.S. investor, to claim beneficial ownership over the assets in the account, and to claim, if applicable, a reduced rate of or exemption from withholding tax under the applicable treaty. A Form W-8BEN provided without a U.S. taxpayer identification number remains in effect for a period of three years beginning on the date that it is signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information given on the form incorrect, and the shareholder must then provide a new W-8BEN to avoid the prospective application of backup withholding. Forms W-8BEN with U.S. taxpayer identification numbers remain valid indefinitely, or until the investor has a change of circumstances that renders the form incorrect and necessitates a new form and tax certification. Certain payees and payments are exempt from backup withholding.
Foreign Account Tax Compliance Act (“FATCA”). Under FATCA, the Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions (“FFI”) or non-financial foreign entities (“NFFE”). After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). The FATCA withholding tax generally can be avoided: (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if
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it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reporting information relating to them. The U.S. Treasury has negotiated intergovernmental agreements (“IGAs”) with certain countries and is in various stages of negotiations with a number of other foreign countries with respect to one or more alternative approaches to implement FATCA.
An FFI can avoid FATCA withholding if it is deemed compliant or by becoming a “participating FFI,” which requires the FFI to enter into a U.S. tax compliance agreement with the IRS under section 1471(b) of the Code (FFI agreement) under which it agrees to verify, report and disclose certain of its U.S. accountholders and meet certain other specified requirements. The FFI will either report the specified information about the U.S. accounts to the IRS, or, to the government of the FFI’s country of residence (pursuant to the terms and conditions of applicable law and an applicable IGA entered into between the U.S. and the FFI's country of residence), which will, in turn, report the specified information to the IRS. An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.
An NFFE that is the beneficial owner of a payment from the Fund can avoid the FATCA withholding tax generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner. The NFFE will report the information to the Fund or other applicable withholding agent, which will, in turn, report the information to the IRS.
Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in the Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. Non-U.S. investors should consult their own tax advisors regarding the impact of these requirements on their investment in the Fund. The requirements imposed by FATCA are different from, and in addition to, the U.S. tax certification rules to avoid backup withholding described above. Shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation.
U.S. estate tax. Transfers by gift of Shares by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to Shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to an estate with assets of $60,000).
Local Tax Considerations. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation.
* * * * *
The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Shares should consult their own tax advisors as to the tax consequences of investing in Shares, including under federal, state, local and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Code, regulations, judicial authority, and administrative interpretations in effect on the date hereof, all of which are subject to change, which change may be retroactive. Changes in any applicable authority could materially affect the conclusions discussed above, possibly retroactively, and such changes often occur.
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DETERMINATION OF NAV
The NAV for the Fund will be calculated and disseminated daily on each day that the NYSE is open for trading. The Custodian normally calculates the Fund’s NAV as of the regularly scheduled close of business of the NYSE (normally 4:00 p.m., Eastern time). The Fund’s NAV is based on prices at the time of closing. U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments in a particular market or exchange. NAV is calculated by deducting all of the Fund’s liabilities from the total value of its assets and then dividing the result by the number of Shares outstanding, rounding to the nearest cent. Generally, the portfolio securities are recorded in the NAV no later than the trade date plus one day. In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are readily available and reliable are valued at market value. The Trust’s Board has designated the Adviser to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available and reliable in accordance with the Valuation Procedures, subject to the Board’s oversight.
Securities listed or traded on an exchange (except convertible securities) generally are valued at the last trade price or official closing price that day as of the close of the exchange where the security primarily trades. Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business day NAV per share, whereas securities of investment companies that are exchange-traded are valued at the last trade price or official closing price on the exchange on which they primarily trade. Deposits, other obligations of U.S. and non-U.S. banks and financial institutions, and cash equivalents are valued at their daily account value. Fixed income securities (including convertible securities) normally are valued on the basis of prices provided by independent pricing services. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but the Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they principally trade. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services. Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures. Foreign exchange-traded equity securities are valued at their market value if market quotations are available and reliable. The Adviser may use various pricing services to obtain market quotations as well as fair value prices. The Adviser may discontinue the use of any pricing service at any time.
At times, a listed security’s market price may not be readily available. Moreover, even when market quotations are available for a security, they may be stale or unreliable. A security’s last market quotation may become stale because, among other reasons, (i) the security is not traded frequently, (ii) the security ceased trading before its exchange closed; (iii) market or issuer-specific events occurred after the security ceased trading; or (iv) the passage of time between when the security’s trading market closes and when the Fund calculates its NAV caused the quotation to become stale. A security’s last market quotation may become unreliable because of (i) certain issuer- or security-specific events, including a merger or insolvency, (ii) events which affect a geographical area or an industry segment, such as political events or natural disasters, or (iii) market events, such as a significant movement in the U.S. market. When a security’s market price is not readily available, or the Adviser determines, in its judgment, that such price is stale or unreliable, the Adviser will value the security at fair value in good faith using the Valuation Procedures. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used.
If the Fund holds securities that are primarily traded on foreign markets, the value of such securities may change on days that are not business days of the Fund. Because the NAV of the Shares is only determined on business days of the Fund, the value of such foreign securities may change on days when you are not able to purchase or sell Shares. If, between the time trading ends on one or more securities and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of one or
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more securities unreliable in the Adviser’s judgment, the Adviser may fair value the security. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the prices is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Fair value pricing involves subjective judgments, and fair value pricing methods may change from time to time. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.
Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security. There is no assurance that the Fund could sell a portfolio security for the value established for it at any time, and it is possible that the Fund would incur a loss if a security is sold at a discount to its established value.
Additional information regarding the current NAV per share of the Fund can be found at www.invesco.com/ETFs.
DIVIDENDS AND OTHER DISTRIBUTIONS
The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Other Distributions and Taxes.”
Generally, dividends from net investment income, if any, are declared and paid [ ] by the Fund.
Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.
Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of the Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Fund.
Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of Shares for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables.
MISCELLANEOUS INFORMATION
Counsel. Stradley Ronon Stevens & Young, LLP, located at 191 North Wacker Drive, Suite 1601, Chicago, Illinois 60606, and 2000 K Street, NW, Suite 700, Washington, D.C. 20006, serves as legal counsel to the Trust.
Independent Registered Public Accounting Firm. [ ], located at [ ], serves as the Fund’s independent registered public accounting firm. [ ] has been retained to audit the Fund’s annual financial statements and assists in the preparation and/or review of the Fund’s federal and state income tax returns.
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FINANCIAL STATEMENTS
The Fund has not yet commenced operations and therefore has no performance history or financial information as of the date of this SAI. The audited financial statements for the Fund will appear in the Trust’s Form N-CSR filed with the SEC and on the Fund’s website when available. When available, you may request a copy of the Fund’s financial statements at no charge by calling 800.983.0903 during normal business hours.
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APPENDIX A

Invesco’s Policy Statement on Global Corporate Governance and Proxy Voting
Effective January 2025
Contents

I.	Introduction	A-1
A.	Our Approach to Proxy Voting	A-1
B.	Applicability of Policy	A-2

II.	Global Proxy Voting Operational Procedures	A-2
A.	Oversight and Governance	A-2
B.	The Proxy Voting Process	A-3
C.	Retention and Oversight of Proxy Service Providers	A-3
D.	Disclosures and Recordkeeping	A-4
E.	Market and Operational Limitations	A-5
F.	Securities Lending	A-6
G.	Conflicts of Interest	A-6
H.	Voting Funds of Funds	A-7
I.	Review of Policy	A-7

III.	Our Good Governance Principles	A-8
A.	Transparency	A-8
B.	Accountability	A-9
C.	Board Composition and Effectiveness	A-11
D	Capitalization	A-14
E.	Environmental, Social and Governance Risk Oversight	A-15
F.	Executive Compensation and Performance Alignment	A-16
	Exhibit A	A-17
I.
Introduction
Invesco Ltd. and its wholly owned investment adviser subsidiaries (collectively, “Invesco,” the “Company,” “our” or “we”) have adopted and implemented this Policy Statement on Global Corporate Governance and Proxy Voting (this “Global Proxy Voting Policy” or “Policy”), which we believe describes policies and procedures reasonably designed to assure proxy voting matters are conducted in the best interests of our clients.
A.
Our Approach to Proxy Voting
Invesco understands proxy voting is an integral aspect of the investment management services it provides to clients. As an investment adviser, Invesco has a fiduciary duty to act in the best interests of our clients. Where Invesco has been delegated the authority to vote proxies with respect to securities held in client portfolios, we exercise such authority in the manner we believe best serves the interests of such clients and their investment objectives. We recognize that proxy voting is an important tool that enables us to drive shareholder value.
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A summary of our global operational procedures and governance structure is included in Part II of this Policy. Invesco’s good governance principles, which are included in Part III of this Policy, and our internal proxy voting guidelines are both principles and rules, and cover topics that typically appear on voting ballots. Invesco’s investment teams retain ultimate authority to vote proxies. Given the complexity of proxy issues across our clients’ holdings globally, our investment teams consider many factors when determining how to cast votes. We seek to evaluate and make voting decisions that favor proxy proposals and governance practices that, in our view, promote long-term shareholder value.
B.
Applicability of Policy
Invesco’s investment teams vote proxies on behalf of Invesco-sponsored funds and both fund and non-fund advisory clients that have explicitly granted Invesco authority in writing to vote proxies on their behalf. In the case of institutional or sub-advised clients, Invesco will vote the proxies in accordance with this Policy unless the client agreement specifies that the client retains the right to vote or has designated a named fiduciary to direct voting. This Policy is implemented by all entities listed in Exhibit A, except as noted below. Due to regional or asset class-specific considerations, certain entities may have local proxy voting guidelines or policies and procedures that differ from this Policy. In the event local policies and this Policy differ, the local policy will apply. These entities subject to local policies are listed in Exhibit A and include Invesco Asset Management (Japan) Limited, Invesco Asset Management (India) Pvt. Ltd., Invesco Taiwan Limited, Invesco Real Estate Management S.à r.l. and Invesco Capital Markets, Inc. for Invesco Unit Investment Trusts.
Where our passively managed strategies and certain other client accounts managed in accordance with fixed income, money market and index strategies (including exchange-traded funds) (referred to as “passively managed accounts”) hold the same investments as our actively managed equity funds, voting decisions with respect to those accounts generally follow the voting decisions made by the largest active holder of the equity shares. Invesco refers to this approach as “Majority Voting.” This process of Majority Voting seeks to ensure that our passively managed accounts benefit from the engagement and deep dialogue of our active investment teams, which can benefit shareholders in passively managed accounts. Invesco will generally apply the majority holder’s vote instruction to these passively managed accounts. Where securities are held only in passively managed accounts and not owned in our actively managed accounts, the proxy will be generally voted in line with this Policy and internal proxy voting guidelines. Notwithstanding the above, investment teams of our passively managed accounts retain full discretion over proxy voting decisions to individually evaluate a specific proxy proposal or override Majority Voting and vote the shares as they determine to be in the best interest of those accounts, absent certain types of conflicts of interest which are discussed elsewhere in this Policy. To the extent our investment teams believe a specific proxy proposal requires enhanced analysis or if it is not covered by this Policy or internal guidelines, our investment teams will evaluate such proposal and execute the voting decision.
II.
Global Proxy Voting Operational Procedures
Invesco’s global proxy voting operational procedures (the “Procedures”) are in place to implement the provisions of this Policy. Invesco aims to vote all proxies for which it has voting authority in accordance with this Policy, as implemented by the Procedures outlined in this Section II. It is the responsibility of Invesco’s Proxy Voting and Governance team to maintain and facilitate the review of the Procedures annually.
A.
Oversight and Governance
Oversight of the proxy voting process is provided by the Proxy Voting and Governance team and the Global Invesco Proxy Advisory Committee (“Global IPAC”). For some clients, third parties (e.g., U.S. fund boards) and internal sub-committees also provide oversight of the proxy voting process.
Guided by its philosophy that investment teams should manage proxy voting, Invesco has created the Global IPAC. The Global IPAC is an investments-driven committee comprising representatives from various investment management teams. Representatives from Invesco’s Legal, Compliance, Risk, ESG
A-2

and Government Affairs departments may also participate in Global IPAC meetings. The Director of Proxy Voting and Governance chairs the committee. The Global IPAC provides a forum for investment teams, in accordance with this Policy, to:
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monitor, understand and discuss key proxy issues and voting trends within the Invesco complex;
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assist Invesco in meeting regulatory obligations;
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review votes not aligned with our good governance principles; and
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consider conflicts of interest in the proxy voting process.
In fulfilling its responsibilities, the Global IPAC meets as necessary (but no less than semi-annually) and has the following responsibilities and functions: (i) acts as a key liaison between the Proxy Voting and Governance team and investment teams to assure compliance with this Policy; (ii) provides insight on market trends as it relates to stewardship practices; (iii) monitors proxy votes that present potential conflicts of interest; and (iv) reviews and provides input, at least annually, on this Policy and related internal procedures and recommends any changes to this Policy based on, but not limited to, Invesco’s experience, evolving industry practices, or developments in applicable laws or regulations. In addition, when necessary, the Global IPAC Conflict of Interest Sub-committee makes voting decisions on proxies that require an override of this Policy due to an actual or perceived conflict of interest. The Global IPAC reviews Global IPAC Conflict of Interest Sub-committee voting decisions.
B.
The Proxy Voting Process
At Invesco, investment teams execute voting decisions through our proprietary voting platform and are supported by the Proxy Voting and Governance team and a dedicated technology team. Invesco’s proprietary voting platform streamlines the proxy voting process by providing our global investment teams with direct access to proxy meeting materials, including ballots, Invesco’s internal proxy voting guidelines and recommendations, as well as proxy research and vote recommendations issued by Proxy Service Providers (as such term is defined in Part C below). Votes executed on Invesco’s proprietary voting platform are transmitted to our proxy voting agent electronically and are then delivered to the respective designee for tabulation.
Invesco’s Proxy Voting and Governance team monitors whether we have received proxy ballots for shareholder meetings in which we are entitled to vote. This involves coordination among various parties in the proxy voting ecosystem, including, but not limited to, our proxy voting agent, custodians and ballot distributors. If necessary, we may choose to escalate a matter in accordance with our internal procedures to facilitate our ability to exercise our right to vote.
Our proprietary systems facilitate internal control and oversight of the voting process. To facilitate the casting of votes in an efficient manner, Invesco may choose to pre-populate and leverage the capabilities of these proprietary systems to automatically submit votes based on internal proxy voting guidelines. If necessary, votes may be cast by Invesco or via the Proxy Service Providers Web platform at our direction.
C.
Retention and Oversight of Proxy Service Providers
Invesco has retained two independent third-party proxy voting service providers to provide proxy support globally: Institutional Shareholder Services Inc. (“ISS”) and Glass Lewis (“GL”). In addition to ISS and GL, Invesco may retain certain local proxy service providers to access regionally specific research (such local proxy service providers, collectively with ISS and GL, “Proxy Service Providers”). The services may include one or more of the following: providing a comprehensive analysis of each voting item and interpretations of each voting item based on Invesco’s internal proxy voting guidelines; and providing assistance with the administration of the proxy process and certain proxy voting-related functions, including, but not limited to, operational, reporting and recordkeeping services.
While Invesco may take into consideration the information and recommendations provided by the Proxy Service Providers, including recommendations based upon Invesco’s internal proxy voting guidelines
A-3

and recommendations provided to such Proxy Service Providers, Invesco’s investment teams retain full and independent discretion with respect to proxy voting decisions.
Updates to previously issued proxy research reports and recommendations may be provided to incorporate newly available information or additional disclosure provided by an issuer regarding a matter to be voted on, or to correct factual errors that may result in the issuance of revised proxy vote recommendations. Invesco’s Proxy Voting and Governance team periodically monitors for these research alerts issued by Proxy Service Providers that are shared with our investment teams.
Invesco performs extensive initial and ongoing due diligence on the Proxy Service Providers it engages globally. Invesco conducts annual due diligence meetings as part of its ongoing due diligence. The topics included in these annual due diligence meetings include material changes in service levels, leadership and control, conflicts of interest, methodologies for formulating vote recommendations, operations, and research personnel, among other topics. In addition, Invesco monitors and communicates with the Proxy Service Providers throughout the year and monitors their compliance with Invesco’s performance and policy standards.
As part of our annual policy development process, Invesco may engage with other external proxy and governance experts to understand market trends and developments. These meetings provide Invesco with an opportunity to assess the Proxy Service Providers’ capabilities, conflicts of interest and service levels, as well as provide investment professionals with direct insight into the Proxy Service Providers’ stances on key corporate governance and proxy topics and their policy framework/methodologies.
Invesco completes a review of the System and Organizational Controls (“SOC”) Reports for Proxy Service Providers to confirm the related controls were in place and to provide reasonable assurance that the related controls operated effectively.
D.
Disclosures and Recordkeeping
Unless otherwise required by local or regional requirements, Invesco maintains voting records for at least seven (7) years. Invesco makes its proxy voting records publicly available in compliance with regulatory requirements and industry best practices in the regions below:
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In accordance with the U.S. Securities and Exchange Commission (“SEC”) regulations, Invesco will file a record of all proxy voting activity for the prior 12 months ending June 30th for each U.S. registered fund. In addition, Invesco, as an institutional manager that is required to file Form 13F, will file a record of its votes on certain executive compensation (“say on pay”) matters. The proxy voting filings will generally be made on or before August 31st of each year and are available on the SEC’s website at www.sec.gov. In addition, each year, the Form N-PX proxy voting records for Invesco mutual funds’ and closed-end funds’, and Invesco ETF’s are made available on Invesco’s website here.
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To the extent applicable, the U.S. Employee Retirement Income Security Act of 1974, as amended (“ERISA”), including Department of Labor regulations and guidance thereunder, provide that the named fiduciary generally should be able to review not only the investment adviser’s voting procedure with respect to plan-owned stock, but also the actions taken in individual proxy voting situations. In the case of institutional and sub-advised clients, clients may contact their client service representative to request information about how Invesco voted proxies on their behalf. Absent specific contractual guidelines, such requests may be made on a semi-annual basis.
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In the UK and Europe, Invesco publicly discloses our proxy votes monthly in compliance with the UK Stewardship Code here. Additionally, in accordance with the European Shareholder Rights Directive and the European Fund and Asset Management Association Stewardship Code, Invesco publishes an annual report on implementation of our engagement policies, including a general description of voting behavior, an explanation of the most significant votes and the use of proxy voting advisors.
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In Canada, Invesco publicly discloses a record of all proxy voting activity for the prior 12 months ending June 30th for each Invesco Canada registered mutual fund and ETF. In compliance with the
A-4

National Instrument 81-106 Investment Fund Continuous Disclosure, the proxy voting records will generally be made available on or before August 31st of each year here.
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In Japan, Invesco publicly discloses our proxy votes annually in compliance with the Japan Stewardship Code here.
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In India, Invesco publicly discloses our proxy votes quarterly here in compliance with The Securities and Exchange Board of India (“SEBI”) Circular on stewardship code for all Mutual Funds and all categories of Alternative Investment Funds in relation to their investment in listed equities. SEBI has implemented principles on voting for Mutual Funds through circulars dated March 15, 2010, March 24, 2014, and March 5, 2021, which prescribed detailed mandatory requirements for Mutual Funds in India to disclose their voting policies and actual voting by Mutual Funds on different resolutions of investee companies.
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In Hong Kong, Invesco Hong Kong Limited will provide proxy voting records upon request in compliance with the Securities and Futures Commission Principles of Responsible Ownership.
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In Taiwan, Invesco publicly discloses our proxy voting policy and proxy votes annually in compliance with Taiwan’s Stewardship Principles for Institutional Investors here.
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In Australia, Invesco publicly discloses a summary of its proxy voting record annually here.
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In Singapore, Invesco Asset Management Singapore Ltd. will provide proxy voting records upon request in compliance with the Singapore Stewardship Principles for Responsible Investors.
Invesco may engage Proxy Service Providers to make available or maintain certain required proxy voting records in accordance with the above stated applicable regulations. Separately managed account clients that have authorized Invesco to vote proxies on their behalf will receive proxy voting information with respect to those accounts upon request. Certain other clients may obtain information about how we voted proxies on their behalf by contacting their client service representative or advisor. Invesco does not publicly disclose voting intentions in advance of shareholder meetings.
E.
Market and Operational Limitations
In the great majority of instances, Invesco will vote proxies. However, in certain circumstances, Invesco may refrain from voting where the economic or other opportunity costs of voting exceed any benefit to clients. Moreover, ERISA fiduciaries must not subordinate the economic interests of plan participants and beneficiaries to unrelated objectives when voting proxies or exercising other shareholder rights. These matters are left to the discretion of the relevant investment team. Such circumstances could include, for example:
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Certain countries impose temporary trading restrictions, a practice known as “share blocking.” This means that once the shares have been voted, the shareholder does not have the ability to sell the shares for a certain period of time, usually until the day after the conclusion of the shareholder meeting. Unless a client directs otherwise, Invesco generally refrains from voting proxies at companies or in markets where share blocking applies. In some instances, Invesco may determine that the benefit to the client(s) of voting a specific proxy outweighs the client’s temporary inability to sell the shares.
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Some companies require a representative to attend shareholder meetings in person to vote a proxy or issuer-specific additional documentation, certification or the disclosure of beneficial owner details to vote. Invesco may determine that the costs of sending a representative or submitting additional documentation, including power of attorney documentation, or disclosures outweigh the benefit of voting a particular proxy.
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Invesco may not receive proxy materials from the relevant fund or custodian used by our clients with sufficient time and information to make an informed independent voting decision.
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Invesco held shares on the record date but has sold them prior to the meeting date.
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Although Invesco uses reasonable efforts to vote a proxy, proxies may not be accepted or may be rejected for various reasons, including due to changes in the agenda for a shareholder meeting for which Invesco does not have sufficient notice, when certain custodians used by our clients do not offer a proxy voting in a jurisdiction, or due to operational issues experienced by third parties involved in the process or by an issuer or sub-custodian.
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Additionally, despite the best efforts of Invesco and its proxy voting agent, there may be instances where our votes may not be received or properly tabulated by an issuer or an issuer’s agent. Invesco will generally endeavor to vote and maintain any paper ballots received provided they are delivered in a timely manner ahead of the vote deadline.
F.
Securities Lending
Invesco’s funds may participate in a securities lending program. In circumstances where funds’ shares are on loan, the voting rights of those shares are transferred to the borrower. If the security in question is on loan as part of a securities lending program, Invesco may determine that the vote is material to the investment, and therefore, the benefit to the client of voting a particular proxy outweighs the economic benefits of securities lending. In those instances, Invesco may determine to recall securities that are on loan prior to the meeting record date, so we will be entitled to vote those shares. For example, for certain actively managed funds, the lending agent has standing instructions to systematically recall all securities on loan for Invesco to vote the proxies on those previously loaned shares. There may be instances where Invesco may be unable to recall shares or may choose not to recall shares. Such circumstances may include instances when Invesco does not receive timely notice of the meeting, or when Invesco deems the opportunity for a fund to generate securities lending revenue outweighs the benefits of voting at a specific meeting. The relevant investment team will make these determinations.
G.
Conflicts of Interest
There may be occasions where voting proxies may present a perceived or actual conflict of interest between Invesco, as investment adviser, and one or more of Invesco’s clients or vendors.
Firm-Level Conflicts of Interest
A conflict of interest may exist if Invesco has a material business relationship with either the company soliciting a proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. Such relationships may include, among others, a client relationship, serving as a vendor whose products/services are material or significant to Invesco, serving as a distributor of Invesco’s products, or serving as a significant research provider or broker to Invesco.
Invesco identifies potential conflicts of interest based on a variety of factors, including, but not limited, to the materiality of the relationship between the issuer or its affiliates to Invesco.
Material firm-level conflicts of interests are identified by individuals and groups within Invesco globally using criteria established by the Proxy Voting and Governance team. These criteria are monitored and updated periodically by the Proxy Voting and Governance team so up-to-date information is available when conducting conflicts checks. Operating procedures and associated governance are designed to seek to assure conflicts of interest are appropriately considered ahead of voting proxies. The Global IPAC Conflict of Interest Sub-committee maintains oversight of the process. Companies identified as conflicted will be voted in line with the principles below as implemented by Invesco’s internal proxy voting guidelines. To the extent an investment team disagrees with the Policy, our processes and procedures seek to assure that justifications and rationales are fully documented and presented to the Global IPAC Conflict of Interest Sub-committee for approval by a majority vote.
As an additional safeguard, persons from Invesco’s marketing, distribution and other customer-facing functions may not serve on the Global IPAC. For the avoidance of doubt, Invesco may not consider Invesco Ltd.’s pecuniary interest when voting proxies on behalf of clients. To avoid any appearance of a conflict of interest, Invesco will not vote proxies issued by Invesco Ltd. that are held in client accounts.
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Personal Conflicts of Interest
A conflict also may exist where an Invesco employee has a known personal or business relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships. Under Invesco’s Global Code of Conduct, Invesco entities and individuals must act in the best interests of clients and must avoid any situation that gives rise to an actual or perceived conflict of interest.
All Invesco personnel with proxy voting responsibilities are required to report any known personal or business conflicts of interest regarding proxy issues with which they are involved. In such instances, the individual(s) with the conflict will be excluded from the decision-making process relating to such issues.
H.
Voting Funds of Funds
Funds of funds holdings can create various special situations for proxy voting, including operational challenges in certain markets. The scenarios below set out examples of how Invesco votes funds of funds:
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When required by law or regulation, shares of an Invesco fund held by other Invesco funds will be voted in the same proportion as the votes of external shareholders of the underlying fund. If such proportional voting is not operationally possible, Invesco will not vote the shares.
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When required by law or regulation, shares of an unaffiliated registered fund held by one or more Invesco funds will be voted in the same proportion as the votes of external shareholders of the underlying fund. If such proportional voting is not operationally possible, Invesco will not vote the shares.
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For U.S. funds of funds where proportional voting is not required by law or regulation, shares of Invesco funds held by other Invesco funds generally will be voted in the same proportion as the votes of external shareholders of the underlying fund. If such proportional voting is not operationally possible, Invesco will vote in line with internal proxy voting guidelines. Investment teams retain full discretion over proxy voting decisions for funds of funds where proportional voting is not required by law or regulation and may choose to vote differently.
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For U.S. funds of funds where proportional voting is not required by law or regulation, shares of unaffiliated registered funds held by one or more Invesco funds generally will be voted in the same proportion as the votes of external shareholders of the underlying fund. If such proportional voting is not operationally possible, Invesco will vote in line with internal proxy voting guidelines. Investment teams retain full discretion over proxy voting decisions for funds of funds where proportional voting is not required by law or regulation and may choose to vote differently.
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Non-U.S. funds of funds will not be voted proportionally due to operational limitations. The applicable Invesco entity will vote in line with its local policies, as indicated in Exhibit A. If no local policies exist, Invesco will vote non-U.S. funds of funds in line with the firm level conflicts of interest process described above.
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Where client or proprietary accounts are invested directly in shares issued by Invesco affiliates and Invesco has proxy voting authority, shares will be voted in the same proportion as the votes of external shareholders of the underlying holding. If proportional voting is not possible, the shares will be voted in line with a Proxy Service Provider’s recommendation.
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Unless it decides to solicit investor instructions, Invesco shall not vote the shares of an Invesco fund held by a fund, client or proprietary account managed by Invesco Canada Ltd.
I.
Review of Policy
It is the responsibility of the Global IPAC to review this Policy and the internal proxy voting guidelines annually to consider whether any changes are warranted. This annual review seeks to assure this Policy and the internal proxy voting guidelines remain consistent with clients’ best interests, regulatory
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requirements, local market standards and best practices. Further, this Policy and our internal proxy voting guidelines are reviewed at least annually by various departments within Invesco to seek to ensure that they remain consistent with Invesco’s views on best practice in corporate governance and long-term investment stewardship.
III.
Our Good Governance Principles
Invesco’s good governance principles outline our views on best practice in corporate governance and long-term investment stewardship. These principles have been developed by our global investment teams in collaboration with the Proxy Voting and Governance team and various departments internally. The broad philosophy and guiding principles in this section inform our approach to long-term investment stewardship and proxy voting. The principles and positions reflected in this Policy are designed to guide Invesco’s investment professionals in voting proxies; they are not intended to be exhaustive or prescriptive.
Our investment teams retain full discretion on vote execution in the context of our good governance principles and internal proxy voting guidelines, except where otherwise specified in this Policy. The final voting decisions may consider the unique circumstances affecting companies, regional best practices and any dialogue we have had with company management. As a result, different investment teams may vote differently on particular proxy votes for the same company. To the extent investment teams choose to vote a proxy in a way that is not aligned with the principles below, rationales are fully documented.
When evaluating proxy issues and determining how to cast our votes, Invesco’s investment teams may engage with companies in advance of shareholder meetings, and throughout the year. These meetings can be joint efforts between our global investment professionals.
The following guiding principles apply to proxy voting with respect to operating companies. We apply a separate approach to open-end and closed-end investment companies and unit investment trusts. Where appropriate, these guidelines may be supplemented by additional internal guidance that considers regional variations in best practices, company disclosure and region-specific voting items. Invesco may vote on proposals not specifically addressed by these principles or guidelines based on an evaluation of a proposal’s likelihood to enhance long-term shareholder value.
Our good governance principles are organized around six broad pillars:
A.
Transparency
We expect companies to provide accurate, timely and complete information that enables investors to make informed investment decisions and effectively carry out their stewardship activities. Invesco supports the highest standards in corporate transparency and believes that these disclosures should be made available ahead of the voting deadlines for an annual general meeting or special meeting to allow for timely review and decision-making.
Financial reporting: Company accounts and reporting must accurately reflect the underlying economic position of a company. Arrangements that may constitute an actual or perceived conflict with this objective should be avoided.
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We will generally support proposals to accept the annual financial statements, statutory accounts and similar proposals. However, if these reports are not presented in a timely manner or significant issues are identified regarding their integrity (e.g., the external auditor’s opinion is absent or qualified), we will generally review the matter on a case-by-case basis.
External auditor ratification and audit fees:
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We will generally not support the ratification of the independent auditor and/or ratification of their fees payable if non-audit fees exceed audit and audit related fees or if there are significant auditing controversies or questions regarding the independence of the external auditor. We will consider an auditor’s length of service as a company’s independent auditor in applying this policy.
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We will generally vote against the incumbent audit committee chair, or nearest equivalent, where the
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non-audit fees paid to the independent auditor exceed audit fees for two consecutive years or other problematic accounting practices are identified such as fraud, misapplication of audit standards or persistent material weaknesses/deficiencies in internal controls over financial reporting.
Other business: Generally, we vote against proposals to transact other business matters where disclosure is insufficient and we are not given the opportunity to review and understand what issues may be raised.
Related-party transactions: Invesco will vote all related party transactions on a case-by-case basis. The vote analysis will consider the following factors, among others:
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disclosure of the transaction details must be full and transparent (such as details of the related parties and of the transaction subject, timeframe, pricing, potential conflicts of interest, and other terms and conditions);
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the transaction must be fair and appropriate, with a sound strategic rationale;
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the company should provide an independent opinion either from the supervisory board or an external financial adviser;
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minority shareholders’ interests should be protected; and
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the transactions should be on an arm’s length basis.
Routine business items and formalities: Invesco generally votes non-contentious routine business items and formalities as recommended by the issuer’s management and board of directors. Routine business items and formalities generally include proposals to:
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accept or approve a variety of routine reports; and
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approve provisionary financial budgets and strategy for the current year.
B.
Accountability
Robust shareholder rights and strong board oversight help ensure that management adhere to the highest standards of ethical conduct, are held to account for poor performance and responsibly deliver value creation for stakeholders over the long term. We encourage companies to adopt governance features that ensure board and management accountability. In particular, we consider the following as key mechanisms for enhancing accountability to investors:
One share one vote: Voting rights are an important tool for investors to hold boards and management teams accountable. Unequal voting rights may limit the ability of investors to exercise their stewardship obligations.
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We generally do not support proposals that establish or perpetuate dual classes of voting shares, double voting rights or other means of differentiated voting or disproportionate board nomination rights.
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We generally support proposals to decommission differentiated voting rights.
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Where unequal voting rights are established, we expect these to be accompanied by reasonable safeguards to protect minority shareholders’ interests.
Anti-takeover devices: Mechanisms designed to prevent or delay takeover attempts may unduly limit the accountability of boards and management teams to shareholders.
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We generally will not support proposals to adopt antitakeover devices such as poison pills. Exceptions may be warranted at entities without significant operations and to preserve the value of net operating losses carried forward or where the applicability of the pill is limited in scope and duration.
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In addition, we will generally not support capital authorizations or amendments to corporate articles
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or bylaws at operating companies that may be utilized for antitakeover purposes, for example, the authorization of classes of shares of preferred stock with unspecified voting, dividend, conversion or other rights (“blank check” authorizations).
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We generally support proposals for the removal of anti-takeover provisions.
Shareholder rights: We support the rights of shareholders to hold boards and management teams accountable for company performance. We generally support best-practice-aligned proposals to enhance shareholder rights.
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Proxy access: Within the US market, we generally vote for management and shareholder proposals for proxy access that employ guidelines reflecting the SEC framework for proxy access with the following provisions:
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Ownership threshold: at least three percent (3%) of the voting power;
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Ownership duration: at least three (3) years of continuous ownership for each member of the nominating group;
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Aggregation: minimal or no limits on the number of shareholders permitted to form a nominating group; and
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Cap: cap on nominees of one (1) director or twenty-five percent (25%) of the board, whichever is higher.
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Shareholder ability to call special meetings: Generally, we vote for management and shareholder proposals that provide shareholders with the ability to call special meetings with a minimum threshold of 10% but not greater than 25%. We will not support proposals to prohibit shareholders’ right to call special meetings.
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Shareholder ability to act by written consent: Generally, assess shareholder proposals that provide shareholders with the ability to act by written consent case-by-case taking into account the following factors, among other things:
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Shareholders’ current right to call special meetings; and
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Investor ownership structure.
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Supermajority vote requirements: Generally, vote against proposals to require a supermajority shareholder vote. We will vote for management and shareholder proposals to reduce supermajority vote requirements, in favor of a simple majority threshold. Lowering this requirement can democratize corporate governance and facilitate a more fair and dynamic decision-making that empowers and represents a wider shareholder base; especially for key corporate actions such as mergers, changes in control, or proposals to amend or repeal a portion of a company’s articles of incorporation.
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Bundling of proposals: It is our view that the bundling of multiple proposals or articles amendments in one single voting item restricts shareholders’ ability to express their views, with an all-or-nothing vote. We generally oppose such proposals unless all bundled resolutions are deemed acceptable and conducive of long-term shareholder value.
Virtual shareholder meetings: Companies should hold their annual or special shareholder meetings in a manner that best serves the needs of its shareholders and the company. Shareholders should have an opportunity to participate in such meetings. Shareholder meetings provide an important mechanism by which shareholders provide feedback or raise concerns without undue censorship and hear from the board and management.
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We will generally support management proposals seeking to allow for the convening of hybrid shareholder meetings (allowing shareholders the option to attend and participate either in person or through a virtual platform).
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Management or shareholder proposals that seek to authorize the company to hold virtual-only meetings (held entirely through virtual platform with no corresponding in-person physical meeting) will be assessed on a case-by-case basis. Companies have a responsibility to provide strong justification and establish safeguards to preserve comparable rights and opportunities for shareholders to participate virtually as they would have during an in-person meeting. Invesco will consider, among other things, a company’s practices, jurisdiction and disclosure, including the items set forth below:
i.
meeting procedures and requirements are disclosed in advance of a meeting detailing the rationale for eliminating the in-person meeting;
ii.
clear and comprehensive description of which shareholders are qualified to participate, how shareholders can join the virtual-only meeting, how and when shareholders submit and ask questions either in advance of or during the meeting;
iii.
disclosure regarding procedures for questions received during the meeting, but not answered due to time or other restrictions; and
iv.
description of how shareholder rights will be protected in a virtual-only meeting format including the ability to vote shares during the time the polls are open.
C.
Board Composition and Effectiveness
Voting on director nominees in uncontested elections
Definition of independence: Invesco considers local market definitions of director independence, but applies a proprietary standard for assessing director independence considering a director’s status as a current or former employee of the business, any commercial or consulting relationships with the company, the level of shares beneficially owned or represented and familial relationships, among others.
Board and committee independence: The board of directors, board committees and regional equivalents should be sufficiently independent from management, substantial shareholders and conflicts of interest. We consider local market practices in this regard and in general we look for a balance across the board of directors. Above all, we like to see signs of robust challenge and discussion in the boardroom.
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We will generally vote against one or more non-independent directors when a board is less than majority independent, but we will take into account local market practice with regards to board independence in limited circumstances where this standard is not appropriate.
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We will generally vote against non-independent directors serving on the audit committee.
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We will generally vote against non-independent directors serving on the compensation committee.
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We will generally vote against non-independent directors serving on the nominating committee.
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In relation to the board, compensation committee and nominating committee we will consider the appropriateness of significant shareholder representation in applying this policy. This exception will generally not apply to the audit committee.
Independent Board Chair: It is our view that independent board leadership generally enhances management accountability to investors. Companies deviating from this best practice should provide a strong justification and establish safeguards to ensure that there is independent oversight of a board’s activities (e.g., by appointing a lead or senior independent director with clearly defined powers and responsibilities).
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We will generally vote against the incumbent nominating committee chair, or nearest equivalent, where the board chair is not independent unless a lead independent or senior director is appointed.
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We will review shareholder proposals requesting that the board chair be an independent director on
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a case-by-case basis, taking into account several factors, including, but not limited to, the presence of a lead independent director and a sufficiently independent board, a sound governance structure with no record of recent material governance failures or controversies, and sound financial performance. Invesco will also positively consider less disruptive proposals that will enter into force at the subsequent leadership transition.
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We will generally not vote against a CEO or executive serving as board chair solely on the basis of this issue, however, we may do so in instances where we have significant concerns regarding a company’s corporate governance, capital allocation decisions and/or compensation practices.
Attendance and over boarding: Director attendance at board and committee meetings is a fundamental part of their responsibilities and provides efficient oversight for the company and its investors. In addition, directors should not have excessive external board or managerial commitments that may interfere with their ability to execute the duties of a director.
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We will generally vote against or withhold votes from directors who attend less than 75% of board and committee meetings for two consecutive years. We expect companies to disclose any extenuating circumstances, such as health matters or family emergencies, that would justify a director’s low attendance, in line with good practices.
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We will generally vote against directors who have more than four total mandates at public operating companies, if their attendance is below 75% of all board and committee meetings in the year under review, or if material governance failures have been identified. We apply a lower threshold for directors with significant commitments such as executive positions and chairmanships.
Diversity: In our view, an effective board should be comprised of directors with a mix of skills, experience, tenure, and industry expertise together with a diverse profile of individuals of different genders, ethnicities, race, culture, age, perspectives and backgrounds. The board should reflect the diversity of the workforce, customers, and the communities in which a business operates. In our view, greater diversity in the boardroom contributes to robust challenge and debate, avoids groupthink, fosters innovation, and provides competitive advantage to companies. We consider diversity at the board level, within the executive management team and in the succession pipeline.
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In markets where there are regulatory expectations, listing standards or minimum quotas for board diversity, Invesco will generally apply the same expectations. In all other markets, we will generally vote against the incumbent nominating committee chair of a board, or nearest equivalent, where a company failed to demonstrate improvements are being made to diversity practices for three or more consecutive years, recognizing that building a qualified and diverse board takes time.
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It is our view that an individual board’s nominating committee is best positioned to determine whether director term limits would be an appropriate measure to help achieve these goals and, if so, the nature of such limits. Invesco generally opposes proposals to limit the tenure of outside directors through mandatory retirement ages.
Director term limits and retirement age: It is important for a board of directors to examine its membership regularly with a view to ensuring that the board is effective, and the company continues to benefit from a diversity of director viewpoints and experience. As stated above, an individual board’s nominating committee is best positioned to determine whether director term limits or establishing a mandatory retirement age would be an appropriate measure to help achieve these goals and, if so, the nature of such limits. Therefore, Invesco generally opposes shareholder proposals to limit the tenure of board directors or to impose a mandatory retirement age.
Responsiveness: Boards should respond to investor concerns in a timely fashion, including reasonable requests to engage with company representatives regarding such concerns, and address matters that receive significant voting dissent at general meetings of shareholders.
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We will generally vote against the incumbent chair of the governance committee, or nearest
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equivalent, in cases where the board has not adequately responded to items receiving significant voting opposition from shareholders at an annual or extraordinary general meeting.
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We will generally vote against the incumbent chair of the governance committee, or nearest equivalent, where the board has not adequately responded to a shareholder proposal which has received significant support from shareholders.
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We will generally vote against the incumbent chair of the compensation committee, or nearest equivalent, if there are significant ongoing concerns with a company’s compensation practices that have not been addressed by the committee or egregious concerns with the company’s compensation practices for two consecutive years.
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We will generally vote against the incumbent compensation committee chair, or nearest equivalent, where there are ongoing concerns with a company’s compensation practices and there is no opportunity to express dissatisfaction by voting against an advisory vote on executive compensation, remuneration report (or policy) or nearest equivalent.
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Where a company has not adequately responded to engagement requests from Invesco or satisfactorily addressed issues of concern, we may oppose director nominations, including, but not limited to, nominations for the lead independent director and/or committee chairs.
Director indemnification: Invesco recognizes that individuals may be reluctant to serve as corporate directors if they are personally liable for all related lawsuits and legal costs. As a result, reasonable limitations on directors’ liability can benefit a company and its shareholders by helping to attract and retain qualified directors while preserving recourse for shareholders in the event of misconduct by directors. Invesco will evaluate shareholder proposals to amend directors’ indemnification and exculpation provisions on a case-by-case basis.
Discharge of directors: We will generally support proposals to ratify the actions of the board of directors, supervisory board and/or executive decision-making bodies, provided there are no material oversight failures and legal controversies, or other wrongdoings in the relevant fiscal year – committed or yet to be confirmed. When such oversight concerns are identified, we will consider a company’s response to any issues raised and may vote against ratification proposals instead of, or in addition to, director nominees.
Director election process: Board members should generally stand for election annually and individually.
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We will generally support proposals requesting that directors stand for election annually.
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We will generally vote against the incumbent governance committee chair or nearest equivalent, if a company has a classified board structure that is not being phased out. We may make exceptions to this guideline in regions where market practice is for directors to stand for election on a staggered basis.
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We will generally support shareholder proposals to repeal a classified board and elect all directors annually.
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When a board is presented for election as a slate (e.g., shareholders are unable to vote against individual nominees and must vote for or against the entire nominated slate of directors) and this approach is not aligned with local market practice, we will generally vote against the slate in cases where we otherwise would vote against an individual nominee.
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Where market practice is to elect directors as a slate, we will generally support the nominated slate unless there are governance concerns with several of the individuals included on the slate or we have broad concerns with the composition of the board such as a lack of independence.
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Majority vote standard: Invesco generally votes in favor of proposals to elect directors by a majority vote, except in cases where a company has adopted formal governance principles that present a meaningful alternative to the majority voting standard.
Board size: We will generally defer to the board with respect to determining the optimal number of board members given the size of the company and complexity of the business, provided that the proposed board size is sufficiently large to represent shareholder interests and sufficiently limited to remain effective. We might oppose amendments to the board size, when such change is deemed diminishing of Invesco’s governance requirements such as an adequate level of independence and diversity on the board.
Board assessment and succession planning: Invesco will consider and vote case-by-case on shareholder proposals to adopt a policy on succession planning. When evaluating board effectiveness, Invesco considers whether periodic performance reviews and skills assessments are conducted to ensure the board represents the interests of shareholders. In addition, boards should have a robust succession plan in place for key management and board personnel.
Voting on director nominees in contested elections
Proxy contests: We will review case-by-case dissident shareholder proposals based on their individual merits. We consider the following factors, among others, when evaluating the merits of each list of nominees: the long-term performance of the company relative to its industry, management’s track record, any relevant background information related to the contest, the qualifications of the respective lists of director nominees, the strategic merits of the approaches proposed by both sides, including the likelihood that the proposed goals can be met, and positions of stock ownership in the company.
D.
Capitalization
Capital allocation: Invesco expects companies to responsibly raise and deploy capital toward the long-term, sustainable success of the business. In addition, we expect capital allocation authorizations and decisions to be made with due regard to shareholder dilution, rights of shareholders to ratify significant corporate actions and pre-emptive rights, where applicable.
Share issuance: We generally support authorizations to issue shares without preemptive rights up to 20% of a company’s issued share capital for general corporate purposes. However, for issuance requests with preemptive rights, we support authorizations up to a threshold of 50%. Shares should not be issued at a substantial discount to the market price. The same requirements are expected for convertible and non-convertible debt instruments.
Share repurchase programs: We generally support share repurchase plans in which all shareholders may participate on equal terms. However, it is our view that such plans should be executed transparently and in alignment with long-term shareholder interests. Therefore, we will not support such plans when there is clear evidence of abuse or no safeguards against selective buybacks, or the terms do not align with market best practices.
Stock splits: We will evaluate proposals for forward and reverse stock splits on a case-by-case basis. Each proposal will be evaluated based on its potential impact on shareholder value, local market best practices, and alignment with the company's long-term strategic goals.
Increases in authorized share capital: We will generally support proposals to increase a company’s number of authorized common and/or preferred shares, provided we have not identified concerns regarding a company’s historical share issuance activity or the potential to use these authorizations for antitakeover purposes. We will consider the amount of the request in relation to the company’s current authorized share capital, any proposed corporate transactions contingent on approval of these requests and the cumulative impact on a company’s authorized share capital, for example, if a reverse stock split is concurrently submitted for shareholder consideration.
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Mergers, acquisitions, disposals and other corporate transactions: Invesco’s investment teams will review proposed corporate transactions including mergers, acquisitions, reorganizations, proxy contests, private placements, dissolutions and divestitures based on a proposal’s individual investment merits. In addition, we broadly approach voting on other corporate transactions as follows:
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We will generally support proposals to approve different types of restructurings that provide the necessary financing to save the company from involuntary bankruptcy.
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We will generally support proposals to enact corporate name changes and other proposals related to corporate transactions that we believe are in shareholders’ best interests.
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We will generally support reincorporation proposals, provided that management has provided a compelling rationale for the change in legal jurisdiction and provided further that the proposal will not significantly adversely impact shareholders’ rights.
E.
Environmental, Social and Governance Risk Oversight
Director responsibility for risk oversight: A board of directors is ultimately responsible for overseeing management and ensuring that proper governance, oversight and control mechanisms are in place at the companies it oversees. Invesco may take voting action against director nominees in response to material governance or risk oversight failures that adversely affect shareholder value.
Invesco considers the adequacy of a company's response to material oversight failures when determining whether any voting action is warranted. In addition, Invesco will consider the responsibilities delegated to board sub-committees when determining if it is appropriate to hold the incumbent chair of the relevant committee, or nearest equivalent, accountable for these material failures.
Material governance or risk oversight failures at a company may include, without limitation:
i.
significant bribery, corruption or ethics violations;
ii.
events causing significant climate-related risks;
iii.
significant health and safety incidents; and/or
iv.
failure to ensure the protection of human rights.
Reporting of financially material environmental, social and corporate governance (“ESG”) information: Companies should report on their ESG opportunities and risks where material to their business operations.
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Climate risk management: We encourage companies to report on material climate-related risks and opportunities and how these are considered within the company’s strategy, financial planning, governance structures and risk management frameworks aligned with applicable regional regulatory requirements. For companies in industries that materially contribute to climate change, we encourage comprehensive disclosure of greenhouse gas emissions and Paris Agreement of 2015-aligned emissions reduction targets, where appropriate. Invesco may take voting action at companies that fail to adequately address climate-related risks, including opposing director nominations in cases where we view the lack of effective climate transition risk management as potentially detrimental to long-term shareholder value.
Shareholder proposals addressing environmental and social (“E&S”) issues: We recognize E&S shareholder proposals are nuanced and therefore, Invesco will analyze such proposals on a case-by-case basis. When considering such proposals, we will consider the following factors, among others: a company's track record on E&S issues, the efficacy of the proposal's request, whether the requested action is unduly burdensome, and whether we consider the adoption of such proposal would promote long-term shareholder value. We will also consider company responsiveness to the proposal and any engagement on the issue when casting votes.
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Invesco may support shareholder resolutions requesting that specific actions be taken to address E&S issues or mitigate exposure to material E&S risks, including reputational risk, related to these issues. We generally do not support resolutions where insufficient information has been provided in advance of the vote or a lack of disclosure inhibits our ability to make fully informed voting decisions.
F.
Executive Compensation and Performance Alignment
Invesco supports compensation polices and equity incentive plans that promote alignment between management incentives and shareholders’ long-term interests. We pay close attention to local market practice and may apply stricter or modified criteria where appropriate.
Advisory votes on executive compensation, remuneration policy and remuneration reports: We will generally not support compensation-related proposals where more than one of the following is present:
i.
there is an unmitigated misalignment between executive pay and company performance for at least two consecutive years;
ii.
there are problematic compensation practices which may include, among others, incentivizing excessive risk taking or circumventing alignment between management and shareholders’ interests via repricing of underwater options;
iii.
vesting periods for long-term incentive awards are less than three years;
iv.
the company “front loads” equity awards;
v.
there are inadequate risk mitigating features in the program such as clawback provisions;
vi.
excessive, discretionary one-time equity grants are awarded to executives; and/or
vii.
less than half of variable pay is linked to performance targets, except where prohibited by law.
Invesco will consider company reporting on pay ratios as part of our evaluation of compensation proposals, where relevant.
Equity plans: Invesco generally supports equity compensation plans that promote the proper alignment of incentives with shareholders’ long-term interests, and generally votes against plans that are overly dilutive to existing shareholders, plans that contain objectionable structural features which may include provisions to reprice options without shareholder approval, plans that include evergreen provisions or plans that provide for automatic accelerated vesting upon a change in control.
Employee stock purchase plans: We generally support employee stock purchase plans that are reasonably designed to provide proper incentives to a broad base of employees, provided that the price at which employees may acquire stock represents a reasonable discount from the market price and that the total shareholder dilution resulting from the plan is not excessive (e.g., more than 10% of outstanding shares).
Severance Arrangements: Invesco considers proposed severance arrangements (sometimes known as “golden parachute” arrangements) on a case-by-case basis due to the wide variety among their terms. Invesco acknowledges that in some cases such arrangements, if reasonable, and aligned with local market best practices, may be in shareholders’ best interests as a method of attracting and retaining high-quality executive talent. We generally evaluate case-by-case proposals requiring shareholder ratification of senior executives’ severance agreements depending on whether the proposed terms and disclosure align with good market practice.
Frequency of Advisory Vote on Executive Compensation (Say-on-Pay, MSOP) Management Proposals: It is our view that shareholders should be given the opportunity to vote on executive compensation and adequately express their potential concerns. Invesco will generally vote in favor of a one-year frequency, in order to foster greater accountability, as well as to grant shareholders a timely intervention on egregious pay practices.
A-16

Exhibit A
Harbourview Asset Management Corporation
Invesco Advisers, Inc.
Invesco Asset Management (India) Pvt. Ltd*1
Invesco Asset Management (Japan) Limited*1
Invesco Asset Management (Schweiz) AG
Invesco Asset Management Deutschland, GmbH
Invesco Asset Management Limited1
Invesco Asset Management Singapore Ltd
Invesco Australia Ltd
Invesco Canada Ltd.1
Invesco Capital Management LLC
Invesco Capital Markets, Inc.*1
Invesco European RR L.P
Invesco Fund Managers Limited
Invesco Hong Kong Limited
Invesco Investment Advisers LLC
Invesco Investment Management (Shanghai) Limited
Invesco Investment Management Limited
Invesco Loan Manager, LLC
Invesco Managed Accounts, LLC
Invesco Management S.A.
Invesco Overseas Investment Fund Management (Shanghai) Limited
Invesco Pensions Limited
Invesco Private Capital, Inc.
Invesco Real Estate Management S.à r.l.1
Invesco RR Fund L.P.
Invesco Senior Secured Management, Inc.
Invesco Taiwan Limited*1
Invesco Trust Company
OppenheimerFunds, Inc.
WL Ross & Co. LLC
*
Invesco entities with specific proxy voting guidelines
1
Invesco entities with specific conflicts of interest policies
A-17

Subject to Completion – dated January 31, 2025

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.
Prospectus
[      ]

Invesco Actively Managed Exchange-Traded Fund Trust
[TICKER]	Invesco International Growth Equity ETF	[Exchange]
The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Summary Information
Investment Objective
The Invesco International Growth Equity ETF (the “Fund”) seeks to provide capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[XX] %

Other Expenses[1]	[XX]

Total Annual Fund Operating Expenses	[XX]

1 “Other Expenses” are based on estimated amounts for the current fiscal year.
Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[XX]	$[XX]
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. As of the date of this prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.
Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing, under normal market conditions, primarily in the equity securities of growth companies that are domiciled or have their primary operations outside of the United States. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of issuers that are considered by the Fund’s portfolio managers to have potential for earnings or revenue growth. Under normal market conditions, the Fund will invest at least 65% of its total assets in common and/or preferred stocks of issuers in at least three different countries outside of the United States. The Fund may invest 100% of its assets in securities of foreign companies. The Fund may invest in emerging markets (i.e., those that are generally in the early stages of their industrial cycles), as well as in developed markets throughout the world. From time to time, the Fund may place greater emphasis on investing in one or more particular regions, such as Asia or Europe.
The Fund does not limit its investments to issuers within a specific market capitalization range and at times may invest a substantial portion of its assets in one or more particular capitalization ranges, including small- and mid-cap securities. The Fund may also invest in securities convertible into common stock and other securities having equity features.
In selecting investments for the Fund’s portfolio, the portfolio managers evaluate investment opportunities on a company-by-company basis. The portfolio managers look primarily for foreign companies with high growth potential using a “bottom up” investment approach. This approach includes fundamental analysis of a company’s financial statements and management structure and consideration of the company’s operations, product development, and industry position.
In managing the Fund, the portfolio managers consider the effect of worldwide trends on the growth of particular business sectors and look for companies that may benefit from those trends. The trends currently considered include: mass affluence, new technologies, restructuring and aging (“MANTRA”). The portfolio managers do not invest any fixed amount of the Fund’s assets according to these criteria and the trends that are considered may change over time. The portfolio managers monitor individual issuers for changes in the factors above, which may trigger a decision to sell a security, but does not require a decision to do so.
The portfolio managers may also focus on the following factors, which may vary in particular cases and may change over time: companies that enjoy a strong competitive position and high demand for their products or services; companies with accelerating earnings growth and cash flow; and diversity among companies, industries and countries to help reduce the risks of foreign investing, such as currency fluctuations and stock market volatility.
The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).
Principal Risks of Investing in the Fund
The following summarizes the principal risks of investing in the Fund.
The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.
Market Risk. Securities held by the Fund are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Fund’s portfolio. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to the Fund’s net asset value (“NAV”).
Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing certain of the Fund’s investment sleeves and other portfolio holdings, the Adviser or Sub-Adviser applies investment techniques and risk analyses in making investment and asset allocation decisions for the Fund, but there can be no guarantee that these actions will produce the desired results.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company's common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company's common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company's products or services. For example, an adverse event, such as an
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unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent the Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns.
From time to time, certain companies in which the Fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries the U.S. government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. government identifies as state sponsors of terrorism or subjects to sanctions.
Growth Investing Risk. The market values of “growth” securities may be more volatile than other types of investments. The returns on “growth” securities may or may not move in tandem with the returns on other styles of investing or the overall stock market. Growth securities typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Thus, the value of the Fund’s investments will vary and at times may be lower than that of other types of investments.
Emerging Markets Investment Risk. Investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. In addition, information about such companies may be less available and reliable. Emerging markets usually are subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Preferred Stock Risk. There are special risks associated with investing in preferred stock. Preferred stock may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to include the distribution in its gross income, even though it may not have received any income. Preferred stocks also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment than more senior securities. Variable rate preferred securities may be subject to greater liquidity risk than other preferred securities, meaning that there may be limitations on the Fund’s ability to sell those securities at any given time. In addition, the floating rate feature of such preferred securities means that they generally will not experience capital appreciation in a declining interest rate environment. Such securities may also lose their value.
Convertible Securities Risk. Convertible securities are subject to the risks of both debt securities and equity securities. As with other equity securities, the value of a convertible security tends to increase as the price of the underlying stock goes up, and to decrease as the price of the underlying stock goes down. Declining common stock values therefore also may cause the value of the Fund’s investments to decline. Like a debt security, a convertible security provides a fixed income stream and also tends to decrease in value when interest rates rise. Moreover, many convertible securities have credit ratings that are below investment grade and are subject to the same risks as lower-rated debt securities, which are considered to have more speculative characteristics and greater susceptibility to default or decline in market value than investment grade (or higher-rated) securities.
ADR and GDR Risk. American Depositary Receipts (“ADRs”) are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. Global Depositary Receipts (“GDRs”) are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.
Currency Risk. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing the Fund's overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on the Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.
Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
Geographic Concentration Risk. The Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on the Fund’s investment performance. For example, a natural or other disaster could occur in a country or geographic region in which the Fund invests, which could affect the
2

economy or particular business operations of companies in that specific country or geographic region and adversely impact the Fund’s investments in the affected region.
European Investment Risk. The Economic and Monetary Union (the “EMU”) of the European Union (the “EU”) requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and recessions in an EU member country may have significant adverse effects on the economies of EU member countries. Responses to financial problems by EU countries may not produce the desired results, may limit future growth and economic recovery, may result in social unrest, or have other unintended consequences. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. A number of countries in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments. Separately, the EU faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the EU, such as the departure of the United Kingdom (“UK”) referred to as “Brexit”, could place the departing member’s currency and banking system under severe stress or even in jeopardy. An exit by other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which will adversely affect the Fund’s investments.
Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.
Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.
Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, and Shares may be more likely to trade at a premium or discount to the Fund's NAV and to face trading halts and/or delisting. Additionally, investments in non-U.S. securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that the Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. In stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, which may cause a variance in the market price of Shares and their underlying NAV. In addition, an exchange or market may issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation/redemption process, potentially affect the price at which Shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's NAV.
Valuation Risk. Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by the Fund. In certain circumstances, market quotations may not be readily available for some Fund securities, and those securities may be fair valued. The value established for a security through fair valuation may be different from what would be produced if the security had been valued using market quotations. Fund securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuations in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time, and it is possible that the Fund would incur a loss because a security is sold at a discount to its established value.
Valuation Time Risk. Because foreign exchanges may be open on days when the Fund does not price its Shares, the value of the non-U.S. securities in the Fund’s portfolio may change on days when you will not be able to purchase or sell your Shares. As a result, trading spreads and the resulting premium or discount on the Shares may widen, and, therefore, increase the difference between the market price of the Shares and the NAV of such Shares.
Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund, its investment adviser, Invesco Capital Management LLC (the “Adviser”), and its sub-adviser, Invesco Advisers, Inc. (the “Sub-Adviser”) seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Shares May Trade at Prices Different than NAV. Shares trade on a stock exchange at prices at, above or below the Fund’s most recent NAV. The Fund’s NAV is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Shares fluctuates continuously throughout trading hours on the exchange, based on both the relative market supply of, and demand for, the Shares and the underlying value of the Fund’s portfolio holdings. As a result, the trading prices of the Shares may deviate from the Fund’s NAV. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Performance
As of the date of this prospectus, the Fund has not commenced operations and therefore does not have a performance history. Once available, the Fund's performance information will be accessible on the Fund's website at www.invesco.com/ETFs and will provide some indication of the risks of investing in the Fund.
Management of the Fund
Investment Adviser. Invesco Capital Management LLC (the “Adviser”).
Investment Sub-Adviser. Invesco Advisers, Inc. (the “Sub-Adviser”).
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Portfolio Managers
The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Sub-Adviser	Date Began Managing the Fund
Robert P. Dunphy	Portfolio Manager of the Sub-Adviser	[ ] 2025

Ananya Lodaya	Portfolio Manager of the Sub-Adviser	[ ] 2025

Purchase and Sale of Shares
The Fund will issue and redeem Shares at NAV only with APs and only in large blocks of [      ] Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.
Individual Shares may only be bought and sold in the secondary market (i.e., on a national securities exchange) through a broker or dealer at a market price. Because the Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (at a premium), at NAV, or less than NAV (at a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
Recent information, including information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads will be made available online at www.invesco.com/ETFs.
Tax Information
The Fund’s distributions generally will be taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange-traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Additional Information About the Fund’s Strategies and Risks
Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing, under normal market conditions, primarily in the equity securities of growth companies that are domiciled or have their primary operations outside of the United States. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of issuers that are considered by the Fund’s portfolio managers to have potential for earnings or revenue growth. Under normal market conditions, the Fund will invest at least 65%
of its total assets in common and/or preferred stocks of issuers in at least three different countries outside of the United States. The Fund may invest 100% of its assets in securities of foreign companies. The Fund may invest in emerging markets (i.e., those that are generally in the early stages of their industrial cycles), as well as in developed markets throughout the world. From time to time, the Fund may place greater emphasis on investing in one or more particular regions, such as Asia or Europe.
The Fund does not limit its investments to issuers within a specific market capitalization range and at times may invest a substantial portion of its assets in one or more particular capitalization ranges, including small- and mid-cap securities. The Fund may also invest in securities convertible into common stock and other securities having equity features.
In selecting investments for the Fund’s portfolio, the portfolio managers evaluate investment opportunities on a company-by-company basis. The portfolio managers look primarily for foreign companies with high growth potential using a “bottom up” investment approach. This approach includes fundamental analysis of a company’s financial statements and management structure and consideration of the company’s operations, product development, and industry position.
In managing the Fund, the portfolio managers consider the effect of worldwide trends on the growth of particular business sectors and look for companies that may benefit from those trends. The trends currently considered include: mass affluence, new technologies, restructuring and aging (“MANTRA”). The portfolio managers do not invest any fixed amount of the Fund’s assets according to these criteria and the trends that are considered may change over time. The portfolio managers monitor individual issuers for changes in the factors above, which may trigger a decision to sell a security, but does not require a decision to do so.
The portfolio managers may also focus on the following factors, which may vary in particular cases and may change over time: companies that enjoy a strong competitive position and high demand for their products or services; companies with accelerating earnings growth and cash flow; and diversity among companies, industries and countries to help reduce the risks of foreign investing, such as currency fluctuations and stock market volatility.
Temporary Defensive Strategies
The Fund may take a temporary defensive position and hold a portion of its assets in cash or cash equivalents and money market funds (including affiliated money market funds) if there are inadequate investment opportunities available due to adverse market, economic, political or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions. Doing so could help the Fund avoid losses in the event of falling market prices and provide liquidity to make additional investments, but may mean lost investment opportunities in a period of rising market prices. During these periods, the Fund may not achieve its investment objective.
Principal Risks of Investing in the Fund
The following provides additional information regarding certain of the principal risks identified under “Principal Risks of Investing in the Fund” in the Fund's “Summary Information” section. Any of the following risks may impact the Fund’s NAV which could result in the Fund trading at a premium or discount to NAV.
Market Risk. The Fund’s holdings are subject to market fluctuations, and the Fund could lose money due to short-term market movements and over longer periods during market downturns. You should anticipate that the value of Shares will decline, more or less, in correlation with any decline in value of the holdings in the Fund’s portfolio. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or due to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic
4

crises or other events could result in increased premiums or discounts to the Fund’s NAV.
Management Risk. Actively managed portfolios are subject to management risk. In managing certain of the Fund’s investment sleeves and other portfolio holdings, the Adviser or Sub-Adviser applies investment techniques and risk analyses in making investment and asset allocation decisions, but there can be no guarantee that they will produce the desired results.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, will fall. The value of an equity security may fall due to changes in general economic conditions that impact the market as a whole and that are relatively unrelated to an issuer or its industry. These conditions include changes in interest rates, specific periods of overall market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. An issuer's common stock in particular may be especially sensitive to, and more adversely affected by, these general movements in the stock market; it is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds.
In addition, equity risk includes the risk that investor sentiment toward, and perceptions regarding, one or more particular industries or economic sectors will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries or sectors more broadly. Price changes of equity securities may occur in a particular region, industry, or sector of the market, and as a result, the value of an issuer's common stock may fall solely because of factors, such as increases in production costs, that negatively impact other companies in the same industry or in a number of different industries.
Equity risk also includes the financial risks of a specific company, including that the value of the company's securities may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company's products or services. In particular, the common stock of a company may decline significantly in price over short periods of time. For example, an adverse event, such as an unfavorable earnings report, may depress the value of common stock; similarly, the common stock of an issuer may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer experiences a decline in its financial condition.
Foreign Investment Risk. Investments in foreign securities involve risks that are beyond those associated with investments in U.S. securities. Fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities, and foreign securities may have relatively low market liquidity, decreased publicly available information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers.
Foreign securities also are subject to the risks of expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. Each country has different laws specific to that country that impact investment, which may increase the risks to which investors are subject. Country-specific rules or legislation addressing investment-related transactions may inhibit or prevent certain transactions from transpiring in a particular country.
From time to time, certain companies in which the Fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries the U.S. government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance.
Furthermore, foreign exchanges and broker-dealers generally are subject to less government and exchange scrutiny and regulation than their U.S. counterparts. Differences in clearance and settlement procedures in foreign markets may cause delays in settlement of the Fund's trades effected in those markets and could result in losses to the Fund due to subsequent declines in the value of the securities subject to the trades. Depositary receipts also involve substantially identical risks to those associated with investments in foreign securities. Additionally, the issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, have no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.
Growth Investing Risk. Growth stocks generally are priced higher than non-growth stocks, in relation to the issuer’s earnings and other measures, because investors believe they have greater growth potential. However, there is no guarantee that such an issuer will realize that growth potential. In addition, the market values of “growth” common stocks may be more volatile than other types of investments, and therefore such stocks may be more susceptible to rapid price swings, especially during periods of economic uncertainty or in response to adverse news about the condition of the issuer, such as earnings disappointments. The returns on “growth” common stocks may or may not move in tandem with the returns on other styles of investing or the overall stock market. “Growth” stocks may fall out of favor and trail the returns of other styles of investing. Growth stocks also may be more adversely affected in a down market, as growth stocks typically have little or no dividend income to absorb the effect of adverse market conditions.
Emerging Markets Investment Risk. Investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in emerging market securities, and emerging market securities may have relatively low market liquidity, decreased publicly available information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Emerging market securities also are subject to the risks of expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in emerging market securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions. Emerging markets usually are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change.
Preferred Stock Risk. Preferred stock is subject to issuer-specific and overall market risks that are generally applicable to equity securities as a whole; however, there are special risks associated with investing in preferred stock. Preferred stock may be less liquid than many other types of securities, such as common stock, and generally provides no voting rights with respect to the issuer. Preferred stock also may be subordinated to bonds or other debt instruments in an issuer's capital structure, meaning that an issuer's preferred stock generally pays dividends only after the issuer makes required payments to holders of its bonds and other debt. This subjects preferred stock to a greater risk of non-payment than more senior securities. Because of the subordinated position of preferred stock in an
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issuer's capital structure, the ability to defer dividend or interest payments for extended periods of time without triggering an event of default for the issuer, and certain other features, its quality and value are heavily dependent on the profitability and cash flows of the issuer rather than on any legal claims to specific assets. Also, in certain circumstances, an issuer of a preferred stock may call or redeem it prior to a specified date or may convert it to common stock, all of which may negatively impact its return.
Preferred stock may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If certain funds own a security that is deferring or omitting its distributions, the fund may be required to report the distribution on its tax returns, even though it may not have received this income. Dividend payments on a preferred security typically must be declared by the issuer's board of directors, unlike interest payments on debt securities. However, an issuer's board of directors generally is not under any obligation to declare a dividend for an issuer (even if such dividends have accrued). If an issuer of preferred securities experiences economic difficulties, those securities may lose substantial value due to the reduced likelihood that the issuer's board of directors will declare a dividend.
Convertible Securities Risk. A convertible security generally is a preferred stock that may be converted within a specified period of time into common stock. Convertible securities nevertheless remain subject to the risks of both debt securities and equity securities. As with other equity securities, the value of a convertible security tends to increase as the price of the underlying stock goes up, and to decrease as the price of the underlying stock goes down. Declining common stock values therefore also may cause the value of the Fund’s investments to decline. Like a debt security, a convertible security provides a fixed-income stream and also tends to decrease in value when interest rates rise. Moreover, many convertible securities have credit ratings that are below investment grade and are subject to the same risks as lower-rated debt securities, which are considered to have more speculative characteristics and greater susceptibility to default or decline in market value than investment grade (or higher-rated) securities.
ADR and GDR Risk. ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.
Certain countries may limit the ability to convert ADRs into the underlying foreign securities and vice versa, which may cause the securities of the foreign company to trade at a discount or premium to the market price of the related ADR. ADRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by a depositary and the issuer of the underlying security. A depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Unsponsored receipts may involve higher expenses and may be less liquid. Holders of unsponsored ADRs generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.
GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases.
Currency Risk. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing the Fund’s overall NAV. In addition, fluctuations in the exchange values of currencies could affect the economy or particular business operations of companies in a geographic region in which the Fund invests, causing an adverse impact on the Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.
When the Fund receives income in foreign currencies, the Fund will compute and distribute its income in U.S. dollars, and the computation of income will be made on the date that the Fund earns the income at the foreign exchange rates in effect on that date. Therefore, if the values of the relevant foreign currencies fall relative to the U.S. dollar between the earning of the income and the time at which the Fund converts the foreign currencies to U.S. dollars, the Fund may be required to liquidate securities in order to make distributions if it has insufficient cash in U.S. dollars to meet distribution requirements.
Furthermore, the Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies. Foreign exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer.
Small- and Mid-Capitalization Company Risk. Securities of small- and mid-capitalization companies may be more volatile and thinly traded (that is, less liquid) than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions. In addition, small- and mid-capitalization companies are typically less financially stable than larger, more established companies, and they may depend on a small number of essential personnel, making them more vulnerable to loss of personnel. Small- and mid-capitalization companies also normally have less diverse product lines than large capitalization companies and are more susceptible to adverse developments concerning their products. As such, small- and mid-capitalization companies typically are more likely to be adversely affected than large capitalization companies by changes in earnings results, business prospects, investor expectations or poor economic or market conditions.
Geographic Concentration Risk. Funds that are less diversified across geographic regions or countries are generally riskier than more geographically diversified funds. The economies and financial markets of certain regions can be interdependent and may all decline at the same time. A natural or other disaster could occur in a country or geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in that specific country or geographic region and adversely impact the Fund's investments in the affected region. Information about the Fund’s investment in a country is available on the Fund’s website and on the Fund’s Form N-CSR filed with the SEC.
European Investment Risk. Europe includes both developed and emerging markets. Most countries in Western Europe, and a number of countries in Eastern Europe, are members of the EU and the EMU. The EMU, which is authorized to direct monetary policies, including policies related to money supply and interest rates for the euro (the common currency of certain EU countries) requires compliance by member states with restrictions on inflation rates, deficits, interest rates, debt levels
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and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or economic recessions in an EU member country may have significant adverse effects on the economies of EU member countries and the EU as a whole.
In recent years, the European financial markets have experienced volatility and adverse trends due to concerns about rising government debt levels of several European countries, including Greece, Spain, Ireland, Italy and Portugal. A default or debt restructuring by any European country would adversely impact holders of that country's debt and sellers of credit default swaps linked to that country's creditworthiness. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe, including EU member countries that do not use the euro and non-EU member countries. Responses to financial problems by European governments, central banks, and others, including austerity measures and reforms, may not produce the desired results, may limit future growth and economic recovery, may result in social unrest, or have other unintended consequences. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. The markets of a number of countries in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments. Recent security concerns related to immigration, war and geopolitical risk, and terrorism could have a negative impact on the EU and investments within EU countries.
The EU faces issues involving its membership, structure, procedures and policies. The UK’s departure from the EU, referred to as “Brexit”, could have wide ranging implications for the UK’s economy, including: possible inflation or recession, depreciation of the British pound, or disruption to Britain’s trading arrangements with the rest of Europe. The UK is one of Europe’s largest economies; its departure from the EU also may negatively impact the EU and Europe as a whole, such as by causing volatility within the union, triggering prolonged economic downturns in certain European countries or sparking additional member states to contemplate departing the EU (thereby perpetuating political instability in the region). An exit by other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which will adversely affect the Fund’s investments.
Non-Diversified Fund Risk. Because the Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
Issuer-Specific Changes Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform worse than the market as a whole, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, expiration of patent protection, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.
Authorized Participant Concentration Risk. Only APs may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. The risk may be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Shares, and Shares may be more likely to trade at a premium or discount to NAV and to face trading halts and/or delisting. Additionally, investments in non-U.S. securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that the Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Market Trading Risk. The Fund faces numerous market trading risks, including losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Although Shares are listed for trading on a securities exchange, there can be no assurance that an active trading market for Shares will develop or be maintained by market makers or APs, that Shares will continue to trade on any such exchange or that Shares will continue to meet the requirements for listing on an exchange. Any of these factors, among others, may lead to the Shares trading at a premium or discount to the Fund’s NAV. As a result, an investor could lose money over short or long periods. Further, the Fund may experience low trading volume and wide bid/ask spreads. Bid/ask spreads vary over time based on trading volume and market liquidity (including for the underlying securities held by the Fund), and are generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity.
In stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, which may cause a variance in the market price of Shares and their underlying NAV. In addition, an exchange or market may issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation/redemption process, potentially affect the price at which Shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Valuation Risk. Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by the Fund. In certain circumstances, market quotations may not be readily available for some securities, and those securities may be fair valued. The value established for a security through fair valuation may be different from what would be produced if the security had been valued using market quotations. Fund securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuations in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time, and it is possible that the Fund would incur a loss because a security is sold at a discount to its established value.
Valuation Time Risk. Because foreign exchanges may be open on days when the Fund does not price its Shares, the value of the non-U.S. securities in the Fund’s portfolio may change on days when you will not be able to purchase or sell your Shares. As a result, trading spreads and the resulting premium or discount on the Shares may widen, and, therefore, increase the difference between the market price of the Shares and the NAV of such Shares.
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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund, the Adviser and the Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Shares May Trade at Prices Different than NAV. Shares trade on a stock exchange at prices at, above or below the Fund’s most recent NAV. The Fund’s NAV is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Shares fluctuates continuously throughout trading hours on the exchange, based on both the relative market supply of, and demand for, the Shares and the underlying value of the Fund’s portfolio holdings. As a result, the trading prices of the Shares may deviate from the Fund’s NAV. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV. The Adviser cannot predict whether the Shares will trade below, at or above the Fund’s NAV. Exchange prices are not expected to correlate exactly with the Fund’s NAV due to timing reasons, supply and demand imbalances and other factors. In addition, disruptions to creations and redemptions, including disruptions at market makers, APs, or other market participants, or periods of significant market volatility or stress, may result in trading prices for the Shares that differ significantly from the value of the Fund’s underlying holdings, with the result that investors may pay significantly more or receive significantly less than the underlying value of the Shares bought or sold. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV. Additionally, APs may be less willing to create or redeem the Shares if there is a lack of an active market for such Shares or the Fund’s underlying investments, which may contribute to the Shares trading at a premium or discount.
Unlike conventional ETFs, the Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified index. Index-based ETFs generally have traded at prices that closely correspond to NAV per share. Given the high level of transparency of the Fund’s holdings, the Adviser believes that the trading experience of the Fund should be similar to that of index-based ETFs. However, there can be no assurance as to whether and/or the extent to which the Shares will trade at premiums or discounts to NAV.
Non-Principal Investment Strategies
In accordance with the 1940 Act and the rules thereunder, the Fund has adopted a policy to invest, under normal market conditions, at least 80% of the value of its net assets (plus the amount of any borrowings for investment purposes) in securities of growth companies (the “80% investment policy”).
The Fund's investment objective and the 80% investment policy are non-fundamental policies that the Board of Trustees the (“Board”) of the Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”) may change without shareholder approval upon 60 days' prior written notice to shareholders.
The fundamental and non-fundamental policies of the Fund are set forth in the Fund’s Statement of Additional Information (“SAI”) under the section “Investment Restrictions.”
Borrowing Money
The Fund may borrow money up to the limits set forth in the Fund’s SAI under the section “Investment Restrictions.”
Securities Lending
The Fund may lend its portfolio securities to brokers, dealers, and other financial institutions. In connection with such loans, the Fund receives liquid collateral equal to at least 102% (105% for international securities) of the value of the loaned portfolio securities. This collateral is marked-to-market on a daily basis.
Additional Risks of Investing in the Fund
The Fund may also be subject to certain other non-principal risks associated with its investments and investment strategies. The following provides additional non-principal risk information regarding investing in the Fund.
Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund, like all companies, may be susceptible to operational, information security and related risks. Cybersecurity incidents involving the Fund and its service providers (including, without limitation, the Adviser, fund accountant, custodian, transfer agent and financial intermediaries) have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, impediments to trading, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which the Fund invests, counterparties with which the Fund engages, governmental and other regulatory authorities, exchanges and other financial market operators, banks, brokers, dealers, insurance companies, other financial institutions and other parties. The Fund and its shareholders could be negatively impacted as a result.
Large Shareholder Risk. Certain shareholders, including a third party investor, the Adviser or an affiliate of the Adviser, an AP, a lead market maker, or another entity, may from time to time own a substantial amount of Shares or may invest in the Fund and hold its investment for a limited period of time solely to facilitate the commencement of the Fund or to facilitate the Fund achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment. Dispositions of a large number of Shares by these shareholders may adversely affect the Fund’s liquidity and net assets to the extent such transactions are executed directly with the Fund in the form of redemptions through an AP, rather than executed in the secondary market. These redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV and increase the Fund’s brokerage costs. Further, such sales may accelerate the realization of taxable income and/or gains to shareholders, or the Fund may be required to sell its more liquid Fund investments to meet a large redemption, in which case the Fund’s remaining assets may be less liquid, more volatile, and more difficult to price. To the extent the Fund permits cash purchases, large purchases of Shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. To the extent these large shareholders transact in shares on the secondary market, such transactions may account for a large percentage of the trading volume on the Fund’s exchange and may, therefore, have a material upward or downward effect on the market price of the Shares. To the extent the Fund permits redemptions in cash, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns.
Leverage Risk. To the extent that the Fund borrows money, it may be leveraged. Leveraging generally exaggerates the effect on NAV of any increase or decrease in the market value of the Fund’s portfolio securities. Borrowing creates interest expenses and other expenses (e.g., commitment fees) for the Fund that affect the Fund’s performance. Interest expenses are excluded from the Fund expenses borne by the Adviser under the unitary management fee.
Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation
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rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Additionally, if a sector or sectors in which the Fund is concentrated is negatively impacted to a greater extent by such events, the Fund may experience heightened volatility. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of the Fund’s investments.
Securities Lending Risk. Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If the Fund lends its securities and is unable to recover the securities loaned, it may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly. Any cash received as collateral for loaned securities will be invested in an affiliated money market fund. This investment is subject to market appreciation or depreciation and the Fund will bear any loss on the investment of its cash collateral.
Trading Issues Risk. Investors buying or selling Shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. Moreover, trading in Shares on [Exchange] (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Foreign exchanges may be open on days when Shares are not priced, and therefore, if the Fund holds securities that are primarily listed on such exchanges, the value of such securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell Shares.

Tax Structure of ETFs
Unlike interests in conventional mutual funds, which typically are bought and sold only at closing NAVs, the Shares are traded throughout the day in the secondary market on a national securities exchange, and are issued and redeemed principally in-kind in Creation Units at each day’s next calculated NAV. These in-kind arrangements are designed to protect shareholders from the adverse effects on the Fund’s portfolio that could arise from frequent cash creation and redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because the mutual fund may need to sell portfolio securities to obtain cash to meet such redemptions. These sales may generate taxable gains that must be distributed to the shareholders of the mutual fund, whereas the Shares’ in-kind redemption mechanism generally will not lead to such taxable events for the Fund or its shareholders. However, the tax advantages of investing in Shares may be less pronounced than passive ETFs because the Fund is actively managed and, therefore, may have greater turnover in its portfolio securities, which could result in less tax efficiency than an investment in a fund that is not actively managed.
The Fund may recognize gains as a result of selling its securities. The Fund also may be required to distribute any such gains to its shareholders to avoid adverse federal income tax consequences. For information concerning the tax consequences of distributions, see the section entitled “Dividends, Other Distributions and Taxes” in this prospectus.

Portfolio Holdings
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at www.invesco.com/ETFs.

Management of the Fund
Invesco Capital Management LLC is a registered investment adviser with its offices at 3500 Lacey Road, Suite 700, Downers Grove, IL 60515. Invesco Capital Management LLC serves as the investment adviser to the Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco Exchange-Traded Self-Indexed Fund Trust and Invesco India Exchange-Traded Fund Trust, a family of ETFs, with combined assets under management of $[XX] as of [      , 2025].
As the Fund’s investment adviser, the Adviser has overall responsibility for selecting and continuously monitoring the Fund’s investments, managing the Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services for the Trust and oversight of the Sub-Adviser.
Invesco Advisers, Inc., a subsidiary of Invesco Ltd., the parent of Invesco Capital Management LLC, is a registered investment adviser and serves as the Fund’s investment sub-adviser. Subject to the supervision of the Adviser and the Board, the Sub-Adviser is responsible for the investment management of the Fund. The Sub-Adviser’s principal business address is 1331 Spring Street NW, Suite 2500, Atlanta, GA 30309. In addition, the Sub-Adviser serves as the investment adviser to the Invesco mutual funds with combined assets under management of approximately $[XX] as of [      , 2025].
Portfolio Managers
The Sub-Adviser uses a team of portfolio managers, investment strategists and other investment specialists in managing the Fund. This team approach brings together many disciplines and leverages the Sub-Adviser’s extensive resources. In this regard, Robert Dunphy and Ananya Lodaya (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund.
Investment decisions for the Fund are made by investment management teams at the Sub-Adviser. Each Portfolio Manager is responsible for various functions related to portfolio management, including investing cash flows, coordinating with other team members to focus on certain asset classes, implementing investment strategy and researching and reviewing investment strategy. Each Portfolio Manager has limitations on his or her authority for risk management and compliance purposes that the Sub-Adviser believes to be appropriate.
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Robert D. Dunphy, CFA, Portfolio Manager of the Sub-Adviser, has been responsible for the management of the Fund since [    ], 2025 and has been associated with Invesco and/or its affiliates since 2019.
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Ananya Lodaya, Portfolio Manager of the Sub-Adviser, has been responsible for the management of the Fund since [    ], 2025 and has been associated with Invesco and/or its affiliates since 2016.
The Fund's SAI provides additional information about the Portfolio Managers’ compensation structure, other accounts that the Portfolio Managers manage and the Portfolio Managers' ownership of Shares.
Advisory Fees
Pursuant to an investment advisory agreement between the Adviser and the Trust (the “Investment Advisory Agreement”), the Fund pays the Adviser an annual management fee equal to [XX]% of its average daily net assets (the “Advisory Fee”).
The Advisory Fee paid by the Fund to the Adviser is an annual unitary management fee. Out of the unitary management fee, the Adviser pays for
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substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, Acquired Fund Fees and Expenses, if any, litigation expenses, and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).
The Fund may invest in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser (collectively, “Underlying Affiliated Investments”). The indirect portion of the advisory fees that the Fund incurs through such Underlying Affiliated Investments is in addition to the Advisory Fee payable to the Adviser by the Fund. Therefore, the Adviser has agreed to waive the Advisory Fee payable by the Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund's Underlying Affiliated Investments or (ii) the Advisory Fee available to be waived. This waiver does not apply to the Fund's investment of cash collateral received for securities lending. This waiver is in place through at least [      ], and there is no guarantee that the Adviser will extend it past that date.
The Adviser has entered into an Investment Sub-Advisory Agreement with the Sub-Adviser. The sub-advisory fee is paid by the Adviser to the Sub-Adviser at [XX]% of the Adviser’s compensation of the sub-advised assets of the Fund.
A discussion regarding the Board’s basis for approving the Investment Advisory Agreement and Investment Sub-Advisory Agreement with respect to the Fund will be available on the Fund’s website and filed on the Trust’s Form N-CSR for the fiscal period ended [      ].

How to Buy and Sell Shares
The Fund issues or redeems its Shares at NAV per Share only in Creation Units or Creation Unit Aggregations.
Most investors buy and sell Shares in secondary market transactions through brokers. Shares are listed for trading on the secondary market on the Exchange. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares generally are purchased and sold in “round lots” of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller “odd lots,” at no per share price differential. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.
The Shares trade on the Exchange under the symbol “[TICKER].”
Share prices are reported in dollars and cents per Share.
APs may acquire Shares directly from the Fund, and APs may tender their Shares for redemption directly to the Fund, at NAV per Share, only in Creation Units or Creation Unit Aggregations, and in accordance with the procedures described in the SAI.
Under normal circumstances, the Fund will pay out redemption proceeds to a redeeming AP within one day after the AP’s redemption request is received, in accordance with the process set forth in the Fund’s SAI and/or as set forth in the agreement between the AP and the Fund’s distributor, or as otherwise agreed to by the Fund and the AP. However, the Fund reserves the right, including under stressed market conditions, to take up to seven days after the receipt of a redemption request to pay an AP, all as permitted by the 1940 Act. If the Fund has foreign investments in a country where local market holiday(s) prevent the Fund from delivering such foreign investments to an AP in response to a redemption request, the Fund may take up to 15 days after the receipt of the redemption request to deliver such investments to the AP.
The Fund anticipates meeting redemption requests either by paying redemption proceeds to an AP primarily through in-kind redemptions or in cash. Cash used for redemptions will be raised from the sale of portfolio assets or may come from existing holdings of cash or cash equivalents. If the Fund holds Rule 144A securities, an AP that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”), will not be able to receive those Rule 144A securities.
The Fund may liquidate and terminate at any time without shareholder approval.
Book Entry
Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares and is recognized as the record owner of all Shares for all purposes.
Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or “street name” form.
Share Trading Prices
The trading prices of Shares on the Exchange may differ from the Fund’s daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares.

Frequent Purchases and Redemptions of Shares
Shares may be purchased and redeemed directly from the Fund only in Creation Units by APs. The vast majority of trading in Shares occurs on the secondary market and does not involve the Fund directly. In-kind purchases and redemptions of Creation Units by APs and cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases or redemptions of the Shares. Cash purchases and/or redemptions of Creation Units, however, can result in increased disruption of portfolio management, dilution to the Fund and increased transaction costs, which could negatively impact the Fund's ability to achieve its investment objective, and may lead to the realization of capital gains. These consequences may increase as the frequency of cash purchases and redemptions of Creation Units by APs increases. However, direct trading by APs is critical to ensuring that Shares trade at or close to NAV.
To minimize these potential consequences of frequent purchases and redemptions of Shares, the Fund imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs the Fund incurs in effecting trades. In addition, the Adviser monitors trades by APs for patterns of abusive trading and the Fund reserves the right to not accept orders from APs that the Adviser has determined may be disruptive to the management of the Fund or otherwise are not in the best interests of the Fund. In recognition of the nature of the Fund’s investments and that Shares are purchased and redeemed in Creation Units partially in cash, the Board has adopted policies and procedures with respect to frequent purchases and redemptions of Shares, which incorporate the practices described above, as well as additional trade monitoring for market timing activities.
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Dividends, Other Distributions and Taxes
Dividends and Other Distributions
Generally, dividends from net investment income, if any, are declared and paid [monthly] by the Fund. The Fund also intends to distribute its net realized capital gains, if any, to shareholders annually. Dividends and other distributions may be declared and paid more frequently to comply with the distribution requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to avoid a federal excise tax imposed on regulated investment companies.
Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.
Taxes
The Fund intends to qualify each year as a regulated investment company (“RIC”) and, as such, is not subject to entity-level tax on the income and gain it distributes. If you are a taxable investor, dividends and distributions you receive generally are taxable to you whether you reinvest distributions in additional Shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received during the prior calendar year. In addition, investors in taxable accounts should be aware of the basic tax points listed below:
Fund Tax Basics
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The Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to shareholders. If you are a taxable investor, distributions of net investment income generally are taxable to you as ordinary income.
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Distributions of net short-term capital gains are taxable to you as ordinary income. A fund with a high portfolio turnover rate (a measure of how frequently assets within the fund are bought and sold) is more likely to generate short-term capital gains than a fund with a low portfolio turnover rate.
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Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Shares.
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A portion of income dividends paid by the Fund may be reported as qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met. These reduced rates generally are available for dividends derived from the Fund’s investment in stocks of domestic corporations and qualified foreign corporations. If the Fund invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
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The use of derivatives by the Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.
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Distributions declared to shareholders with a record date in October, November or December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
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Any long-term or short-term capital gains realized on the sale of your Shares will be subject to federal income tax.
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If the Fund is terminated, a shareholder will receive a liquidating distribution(s) which should be treated as payment in exchange for the Shares held by the shareholder. As a result, each shareholder should recognize gain or loss in an amount equal to the difference between the shareholder’s adjusted tax basis in his or her shares and the liquidating distribution(s) he or she receives, except to the extent the Shares are held in a tax-advantaged arrangement. A liquidating distribution may be subject to backup withholding as described below.
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A shareholder’s cost basis information will be provided on the sale of any of the shareholder’s Shares, subject to certain exceptions for exempt recipients. Please contact the broker (or other nominee) that holds your Shares with respect to reporting of your cost basis and available elections for your account.
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At the time you purchase your Shares, the Fund’s NAV may reflect undistributed income or undistributed capital gains. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying Shares just before the Fund declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.” In addition, the Fund’s NAV may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.
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By law, if you do not provide the Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your Shares. The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
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An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from taxable dispositions of Shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
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You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
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Fund distributions and gains from the sale of Shares generally are subject to state and local income taxes.
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If the Fund qualifies to pass through the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you. You will then be required to include your pro rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
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Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in the Fund.
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Under the Foreign Account Tax Compliance Act (“FATCA”), a 30% withholding tax is imposed on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment
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accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). The Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of the Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
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To the extent the Fund invests in an underlying fund that is taxed as a RIC, please see the section titled “Taxes – Taxation of the Funds” in the Fund’s SAI for more information regarding the tax consequences of such investment.
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The above discussion concerning the taxability of Fund dividends and distributions and of sales of Shares is inapplicable to investors that generally are exempt from federal income tax, such as retirement plans that are qualified under Section 401 and 403 of the Code and individual retirement accounts (“IRAs”) and Roth IRAs.
Taxes on Purchase and Redemption of Creation Units
To the extent that the Fund permits in-kind transactions, an AP that exchanges equity securities for a Creation Unit generally will recognize a capital gain or loss equal to the difference between the market value of the Creation Units at the time of exchange (plus any cash received by the AP as part of the issue) and the sum of the AP's aggregate basis in the securities surrendered plus any cash component paid. Similarly, an AP that redeems a Creation Unit in exchange for securities generally will recognize a capital gain or loss equal to the difference between the AP's basis in the Creation Units (plus any cash paid by the AP as part of the redemption) and the aggregate market value of the securities received (plus any cash received by the AP as part of the redemption). The IRS, however, may assert that a loss realized upon an exchange of securities for a Creation Unit, or of a Creation Unit for securities, cannot be deducted currently under the rules governing “wash sales” or on the ground that there has been no significant change in the AP's economic position. An AP exchanging securities should consult its own tax advisor(s) with respect to whether wash sale rules apply and when a loss otherwise might not be deductible.
Any capital gain or loss realized on a redemption of a Creation Unit generally is treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less, assuming that such Creation Units are held as a capital asset. If you purchase or redeem one or more Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.
The foregoing discussion summarizes some of the more important possible consequences under current federal, state and local tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to state, local and/or foreign tax on the Fund's distributions and sales and/or redemptions of Shares. Consult your personal tax advisor(s) about the potential tax consequences of an investment in the Shares under all applicable tax laws.

Distributor
Invesco Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Shares. The Distributor is an affiliate of the Adviser.

Net Asset Value
The NAV for the Fund will be calculated and disseminated daily on each day that the NYSE is open for trading. The Bank of New York Mellon (“BNYM”) normally calculates the Fund’s NAV as of the regularly scheduled close of business of the NYSE (normally 4:00 p.m., Eastern time). The Fund’s NAV is based on prices at the time of closing, and U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments in a particular market or exchange. NAV is calculated by deducting all of the Fund’s liabilities from the total value of its assets and then dividing the result by the number of Shares outstanding, rounding to the nearest cent. Generally, the portfolio securities are recorded in the NAV no later than the trade date plus one day. In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are readily available and reliable are valued at market value. The Trust’s Board has designated the Adviser to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available and reliable in accordance with Board-approved policies and related Adviser procedures (the “Valuation Procedures”), subject to the Board’s oversight.
Securities listed or traded on an exchange (except convertible securities) generally are valued at the last trade price or official closing price that day as of the close of the exchange where the security primarily trades. Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business day NAV per share, whereas securities of investment companies that are exchange-traded are valued at the last trade price or official closing price on the exchange on which they primarily trade. Deposits, other obligations of U.S. and non-U.S. banks and financial institutions, and cash equivalents are valued at their daily account value. Fixed-income securities (including convertible securities) normally are valued on the basis of prices provided by independent pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of institutional round lot size, but the Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they principally trade. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services. Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures. Foreign exchange-traded equity securities are valued at their market value if market quotations are available and reliable. The Adviser may use various pricing services to obtain market quotations as well as fair value prices. The Adviser may discontinue the use of any pricing service at any time.
At times, a listed security’s market price may not be readily available. Moreover, even when market quotations are available for a security, they may be stale or unreliable. A security’s last market quotation may become stale because, among other reasons, (i) the security is not traded frequently, (ii) the security ceased trading before its exchange closed; (iii) market or issuer-specific events occurred after the security ceased trading; or (iv) the passage of time between when the security’s trading market closes and when the Fund calculates its NAV caused the quotation to become stale. A security’s last market quotation may become unreliable because of (i) certain issuer- or security-specific events, including a merger or insolvency, (ii) events which affect a geographical area or an industry segment, such as political events or natural disasters, or (iii) market events, such as a significant movement in the U.S. market. When a security’s market price is not readily available, or the Adviser determines, in its judgment, that such
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price is stale or unreliable, the Adviser will value the security at fair value in good faith using the Valuation Procedures.
Fair value pricing involves subjective judgments, and fair value pricing methods may change from time to time. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Adviser to accurately assign a daily value, and Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security. There is no assurance that the Fund could sell a portfolio security for the value established for it at any time, and it is possible that the Fund would incur a loss if a security is sold at a discount to its established value.

Fund Service Providers
BNYM, 240 Greenwich Street, New York, New York 10286, is the administrator, custodian, transfer agent and fund accounting and dividend disbursing agent for the Fund.

Stradley Ronon Stevens & Young, LLP, 191 North Wacker Drive, Suite 1601, Chicago, Illinois 60606, and 2000 K Street, NW, Suite 700, Washington, D.C. 20006, serves as legal counsel to the Trust.

[ ], serves as the Fund’s independent registered public accounting firm. [ ] is responsible for auditing the annual financial statements of the Fund and assists in the preparation and/or review of the Fund’s federal and state income tax returns.
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Financial Highlights
The Fund is new and has no performance history as of the date of this Prospectus. Financial information for the Fund therefore is not available.

Premium/Discount Information
Information showing the number of days the market price of the Shares was greater (at a premium) and less (at a discount) than the Fund’s NAV for the most recently completed calendar year and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter) is available on the Fund’s website at www.invesco.com/ETFs.

Other Information
Continuous Offering
The method by which Creation Unit Aggregations of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of Shares are issued and sold by the Fund on an ongoing basis, a “distribution,” as such term is used in the Securities Act, may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.
For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent Shares and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving the solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.
Broker-dealer firms also should note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3)(C) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions), and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act only is available with respect to transactions on a national exchange.
Delivery of Shareholder Documents–Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of the prospectus and other shareholder documents, please contact your broker-dealer. If you currently are enrolled in householding and wish to change your householding status, please contact your broker-dealer.
For More Information
For more detailed information on the Trust, the Fund and the Shares, you may request a copy of the Fund’s SAI. The SAI provides detailed information about the Fund and is incorporated by reference into this prospectus. This means that the SAI legally is a part of this prospectus. Additional information about the Fund’s investments also will appear in the Fund’s Annual and Semi-Annual Reports to Shareholders and on Form N-CSR filed with the SEC, when available. In the Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its most recent fiscal year, when available. In Form N-CSR you will find the Fund’s annual and semi-annual financial statements. If you have questions about the Fund or Shares or you wish to obtain the SAI, Annual Report and/or Semi-Annual Report, or the Fund’s financial statements, when available, free of charge, or to make shareholder inquiries, please:
Call:	Invesco Distributors, Inc. at 1-800-983-0903 Monday through Friday 8:00 a.m. to 5:00 p.m. Central Time
Write:	Invesco Actively Managed Exchange-Traded Fund Trust c/o Invesco Distributors, Inc. 11 Greenway Plaza Houston, Texas 77046-1173
Visit:	www.invesco.com/ETFs
Reports and other information about the Fund are available on the EDGAR Database on the SEC's website at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
No person is authorized to give any information or to make any representations about the Fund and its Shares not contained in this prospectus, and you should not rely on any other information. Read and keep this prospectus for future reference.
Dealers effecting transactions in the Shares, whether or not participating in this distribution, generally are required to deliver a prospectus. This is in addition to any obligation of dealers to deliver a prospectus when acting as underwriters.
The Trust's registration number under the 1940 Act is 811-22148.
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Invesco Actively Managed Exchange-Traded Fund Trust
3500 Lacey Road, Suite 700		www.invesco.com/ETFs
Downers Grove, IL 60515	P-[ ]-PRO-1	800.983.0903 @InvescoUS

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.
Subject to Completion – dated January 31, 2025
Investment Company Act File No. 811-22148

Invesco Actively Managed Exchange-Traded Fund Trust

STATEMENT OF ADDITIONAL INFORMATION
Dated [      , 2025]
This Statement of Additional Information (the “SAI”) for Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”), relating to the series of the Trust listed below (the "Fund"), is not a prospectus. The SAI should be read in conjunction with the prospectus (the “Prospectus”) for the Fund dated [      , 2025], as the Prospectus may be revised from time to time.

Fund	Principal U.S. Listing Exchange	Ticker
Invesco International Growth Equity ETF	[Exchange]	[TICKER]

Capitalized terms used herein that are not defined have the same meaning as in the Fund’s Prospectus, unless otherwise noted. A copy of the Fund’s Prospectus, shareholder report, and/or financial statements may be obtained without charge by writing to the Trust's Distributor, Invesco Distributors, Inc. (the “Distributor”), 11 Greenway Plaza, Houston, Texas 77046-1173, by calling toll free 1-800-983-0903, or by visiting the Fund’s website at www.invesco.com/ETFs.

STATEMENT OF ADDITIONAL INFORMATION

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GENERAL DESCRIPTION OF THE TRUST AND THE FUND
The Trust was organized as a Delaware statutory trust on November 6, 2007 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of [XX] Funds. This SAI relates to one series of the Trust, Invesco International Growth Equity ETF. The Fund is classified as “non-diversified,” and as such, the Fund’s investments are not required to meet certain diversification requirements under the 1940 Act. The shares of the Fund are referred to herein as “Shares”.
The Fund seeks to provide capital appreciation. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Invesco Capital Management LLC (the “Adviser”), a wholly-owned subsidiary of Invesco Ltd., manages the Fund.
The Adviser has entered into an investment sub-advisory agreement with an affiliate, Invesco Advisers, Inc. ("Invesco Advisers" or the “Sub-Adviser”), to serve as investment sub-adviser to the Fund. The Sub-Adviser is an indirect wholly-owned subsidiary of Invesco Ltd. and is a registered investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act").
The Fund will issue and redeem Shares at net asset value (“NAV”) only in aggregations of a specified number of Shares set forth in the Fund’s Prospectus (each, a “Creation Unit” or a “Creation Unit Aggregation”).
The Fund will generally issue and redeem Creation Units principally in exchange for a designated basket of securities (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”), plus certain transaction fees; however, the Fund also reserves the right to permit or require Creation Units to be issued or redeemed for cash.
To the extent that the Fund issues or redeems Creation Units in exchange for Deposit Securities, it may issue Shares in advance of receipt of such Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. To offset the added brokerage and other transaction costs the Fund incurs with using cash to purchase the requisite Deposit Securities, during each instance of cash creations or redemptions, the Fund may impose transaction fees that generally are higher than the transaction fees associated with in-kind creations or redemptions. For more information, see the section below titled “Creation and Redemption of Creation Unit Aggregations.”
Shares of the Fund are expected to be approved for listing, subject to notice of issuance, on the [Exchange] (the "Exchange"). Shares will trade throughout the day on the Exchange at market prices that may be below, at, or above NAV. In the event of the liquidation of the Fund, the Trust may decrease the number of Shares in a Creation Unit.
EXCHANGE LISTING AND TRADING
There can be no assurance that the Fund, once listed, will continue to meet the requirements of the Exchange necessary to maintain the listing of its Shares. The Exchange may, but is not required to, remove the Shares from listing if: (i) following the initial 12-month period beginning at the commencement of trading of the Fund, there are fewer than 50 beneficial owners of Shares; (ii) the Fund is no longer eligible to operate in reliance on Rule 6c-11 under the 1940 Act; (iii) the Fund fails to meet certain continued listing standards of the Exchange; or (iv) such other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares from listing and trading upon termination of the Fund.
As in the case of other stocks traded on the Exchange, brokers' commissions on transactions will be based on negotiated commission rates at customary levels.
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The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.
INVESTMENT RESTRICTIONS
The Fund has adopted as fundamental policies the investment restrictions numbered (1) through (7) below. Except as noted below, the Fund, as a fundamental policy, may not:
(1) Invest more than 25% of the value of its net assets in securities of issuers in any one industry or group of industries. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.
(2) Borrow money, except the Fund may borrow money to the extent permitted by (i) the 1940 Act, (ii) the rules and regulations promulgated by the Securities and Exchange Commission (the “SEC”) under the 1940 Act, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act.
(3) Act as an underwriter of another issuer’s securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the “Securities Act”), in connection with the purchase and sale of portfolio securities.
(4) Make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund’s investment policies, (ii) repurchase agreements or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund’s total assets.
(5) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund (i) from purchasing or selling options, futures contracts or other derivative instruments, or (ii) from investing in securities or other instruments backed by physical commodities).
(6) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).
(7) Issue senior securities, except as permitted under the 1940 Act.
Except for restrictions (2), (4)(iii) and (7), if the Fund adheres to a percentage restriction at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets, or the sale of a security out of the portfolio, will not constitute a violation of that restriction. With respect to restrictions (2), (4)(iii) and (7), in the event that the Fund’s borrowings, repurchase agreements and loans of portfolio securities at any time exceed 33 1/3% of the value of the Fund’s total assets (including the amount borrowed and the collateral received), less the Fund’s liabilities (other than borrowings or loans) due to subsequent changes in the value of the Fund’s assets or otherwise, within three days (excluding Sundays and holidays), the Fund will take corrective action to reduce the amount of its borrowings, repurchase agreements and loans of portfolio securities to an extent that such borrowings, repurchase agreements and loans of portfolio securities will not exceed 33 1/3% of the value of the Fund’s total assets (including the amount borrowed and the collateral received) less the Fund’s liabilities (other than borrowings or loans).
For purposes of classifying the Fund as either a “diversified company” or a “non-diversified company” (as such terms are defined in the 1940 Act), the ultimate issuer of debt securities is determined by the Adviser based on certain factors, such as responsibility for the payment of the obligations of such securities and whether such issuer’s assets and revenues principally back those obligations, and/or other available information.
The foregoing fundamental investment policies cannot be changed as to the Fund without approval by holders of a “majority of the Fund’s outstanding voting securities.” As defined in the 1940 Act, this means the
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vote of (i) 67% or more of the Fund’s Shares present at a meeting, if the holders of more than 50% of the Fund’s Shares are present or represented by proxy, or (ii) more than 50% of the Fund’s Shares, whichever is less.
In addition to the foregoing fundamental investment policies, the Fund also is subject to the following non-fundamental investment restrictions and policies, which may be changed by the Board of Trustees of the Trust (the “Board”) without shareholder approval. The Fund may not:
(1) Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short at no added cost, and provided that transactions in options, futures contracts, options on futures contracts or other derivative instruments are not deemed to constitute selling securities short.
(2) Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts or other derivative instruments shall not constitute purchasing securities on margin.
(3) Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act, although the Fund may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) and 12(d)(1)(G) of the 1940 Act.
(4) Invest in direct interests in oil, gas or other mineral exploration programs or leases; however, the Fund may invest in the securities of issuers that engage in these activities.
(5) Invest in illiquid investments if, as a result of such investment, more than 15% of the Fund’s net assets would be invested in illiquid investments.
The investment objective of the Fund is a non-fundamental policy that can be changed by the Board without approval by shareholders upon 60 days’ prior written notice to shareholders.
In accordance with the 1940 Act and the rules thereunder, the Fund has adopted a policy to invest, under normal market conditions, at least 80% of the value of its net assets (plus the amount of any borrowings for investment purposes) in securities of growth companies and in derivatives and other instruments that have economic characteristics similar to such securities (the “80% investment policy”).

    The Fund’s 80% investment policy is non-fundamental. The Board may change the Fund’s 80% investment policy without shareholder approval, upon 60 days’ prior written notice to shareholders.
 INVESTMENT STRATEGIES AND RISKS
Unlike conventional exchange-traded funds (“ETFs”), the Fund is “actively managed” and does not seek to replicate the performance of a specified index. The Fund seeks to achieve its investment objective by investing in securities included in its investment universe.
Additionally, during times of adverse market, economic, political or other conditions, the Fund may depart temporarily from its principal investment strategies (such as by maintaining a significant uninvested cash position that may include investments in unaffiliated or affiliated money market funds) for defensive purposes. Doing so could help the Fund avoid losses, but may mean lost investment opportunities. During these periods, the Fund may not achieve its investment objective.
A discussion of the Fund’s investment strategies and the risks associated with an investment in the Fund is contained in the “Summary Information—Principal Investment Strategies,” “Summary Information— Principal Risks of Investing in the Fund” and “Additional Information About the Fund’s Strategies and Risks” sections of the Fund’s Prospectus. The discussion below supplements, and should be read in conjunction with, those sections of the Fund’s Prospectus. To the extent the Fund invests in other funds, the Fund will be subject to the risks associated with such other funds, including these set forth below.
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An investment in the Fund should be made with an understanding that the value of the Fund’s portfolio holdings may fluctuate in accordance with changes in the value of the Fund’s portfolio holdings or other instruments or changes in the financial condition of the issuers of those portfolio holdings and other factors that affect the market, as applicable.
An investment in the Fund also should be made with an understanding of the risks inherent in an investment in securities, derivative instruments and other assets, including the risk that the financial condition of issuers may become impaired or that the general condition of the securities market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Shares). The Fund’s portfolio holdings are susceptible to general market fluctuations and to volatile increases and decreases in value as market confidence and investor emotions and perceptions of the companies issuing the securities change. Investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.
The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that dealers will make or maintain a market or that any such market will be or remain liquid. The price at which securities may be sold and the value of the Shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.
Artificial Intelligence Risk. The rapid development and increasingly widespread use of certain artificial intelligence technologies, including machine learning models and generative artificial intelligence (collectively “AI Technologies”), may adversely impact markets, the overall performance of the Fund's investments, or the services provided to the Fund by its service providers. For example, issuers in which the Fund invests and/or service providers to the Fund (including, without limitation, the Fund’s investment adviser, sub-adviser, fund accountant, custodian, or transfer agent) may use and/or expand the use of AI Technologies in their business operations, and the challenges with properly managing its use could result in reputational harm, competitive harm, legal liability, and/or an adverse effect on business operations. AI Technologies are highly reliant on the collection and analysis of large amounts of data and complex algorithms, and it is possible that the information provided through use of AI Technologies could be insufficient, incomplete, inaccurate or biased leading to adverse effects for the Fund, including, potentially, operational errors and investment losses. Additionally, the use of AI Technologies could impact the market as a whole, including by way of use by malicious actors for market manipulation, fraud and cyberattacks, and may face regulatory scrutiny in the future, which could limit the development of this technology and impede the growth of companies that develop and use AI.
To the extent the Fund invests in companies that are involved in various aspects of AI Technologies, it is particularly sensitive to the risks of those types of companies. These risks include, but are not limited to, small or limited markets for such securities, changes in business cycles, world economic growth, technological progress, rapid obsolescence, and government regulation. Such companies may have limited product lines, markets, financial resources or personnel. Securities of such companies, especially smaller, start-up companies, tend to be more volatile than securities of companies that do not rely heavily on technology. Rapid change to technologies that affect a company’s products could have a material adverse effect on such company’s operating results. Companies that are extensively involved in AI Technologies also may rely heavily on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by these companies to protect their proprietary rights will be adequate to prevent the misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology. Such companies may engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful.
Actual usage of AI Technologies by the Fund’s service providers and issuers in which the Fund invests will vary. AI Technologies and their current and potential future applications, and the regulatory frameworks within
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which they operate, continue to rapidly evolve, and it is impossible to predict the full extent of future applications or regulations and the associated risks to the Fund.
Bank Capital Securities. Bank capital securities are issued by banks to help fulfill their regulatory capital requirements. There are two common types of bank capital: Tier I and Tier II. Bank capital is generally, but not always, of investment grade quality. Tier I securities often take the form of common and non-cumulative preferred stock. Tier II securities are commonly thought of as hybrids of debt and preferred stock, are often perpetual (with no maturity date), callable and, under certain conditions, allow for the issuer bank to withhold payment of interest until a later date. Subject to certain regulatory requirements, both Tier I and Tier II securities may include trust preferred securities. As a general matter, trust preferred securities are being phased out as Tier I and Tier II capital of banking organizations unless they qualify for grandfather treatment.
Bank Instruments. A bankers’ acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. A certificate of deposit (“CD”) is a negotiable interest-bearing instrument with a specific maturity. CDs are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. A time deposit is a nonnegotiable receipt issued by a bank in exchange for the deposit of funds. Like a CD, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.
Bonds. A bond is an interest-bearing security issued by a company, governmental unit or, in some cases, a non-U.S. entity. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond’s face value) either periodically (e.g., an amortizing bond) or on a specified maturity date. Bonds generally are used by corporations and governments to borrow money from investors. Some bonds may be “callable”—i.e., an issuer may have the right to redeem or “call” a bond before maturity. In such cases, the investor may have to reinvest the proceeds at lower market rates.
Most bonds bear interest income at a “coupon” rate that is fixed for the life of the bond. The value of a fixed rate bond usually rises when market interest rates fall, and falls when market interest rates rise. Accordingly, a fixed rate bond’s yield (income as a percent of the bond’s current value) may differ from its coupon rate as its value rises or falls. Other types of bonds, commonly known as “floating-rate” or “variable-rate” bonds, bear income at an interest rate that is adjusted periodically, either at specific intervals (e.g., step-up bonds, which pay an initial, fixed coupon rate for a stated period, then a higher, pre-determined rate for subsequent periods) or upon the occurrence of a certain event (e.g., event-driven, rating-driven, and registration-driven bonds, which may change coupon rates upon the occurrence or non-occurrence of specified events, such as rating changes, failure to register a bond, or failure to complete a merger). Because of their adjustable interest rates, the value of “floating-rate” or “variable-rate” bonds fluctuates much less in response to market interest rate movements than the value of fixed rate bonds.
Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues. Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation’s earnings and assets and, in the event of liquidation, are paid before subordinated obligations. Bonds may be unsecured (backed only by the issuer’s general creditworthiness) or secured (backed by specified collateral). Some bonds may have embedded put options (i.e., a “puttable bond”) granting the holder the right to demand early repayment of principal. To repay the debt obligation represented by a bond, a company may establish a “sinking fund,” which represents revenue set aside over a period of time to repay such debt.
The investment return of corporate bonds reflects interest on the security and changes in the market value of the security. The market value of a corporate bond may be affected by the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace. There is a risk that the issuers of the bonds may not be able to meet their obligations on interest or principal payments at the time called for by the bond.
Borrowing. The Fund may borrow money from a bank or another person up to the limits and for the purposes set forth in the section “Investment Restrictions” to meet shareholder redemptions, for temporary or
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emergency purposes and for other lawful purposes. Borrowed money will cost the Fund interest expense and/or other fees. The costs of borrowing may reduce the Fund’s return. Borrowing also may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations to repay borrowed monies. To the extent that the Fund has outstanding borrowings, it will be leveraged. Leveraging generally exaggerates the effect on NAV of any increase or decrease in the market value of the Fund’s portfolio securities.
Under the 1940 Act, a registered investment company can borrow an amount up to 33 1/3% of its assets for temporary or emergency purposes or to allow for an orderly liquidation of securities to meet redemption requests. If there are unusually heavy redemptions, the Fund may have to sell a portion of its investment portfolio at a time when it may not be advantageous to do so. Selling securities under these circumstances may result in the Fund having a lower NAV per Share.
CFTC Regulation. Rule 4.5 of the Commodity Exchange Act (“CEA”) significantly limits the ability of certain regulated entities, including registered investment companies such as the Fund, to rely on an exclusion that would not require its investment adviser to register with the Commodity Futures Trading Commission (“CFTC”) as a commodity pool operator (“CPO”). However, under Rule 4.5, the investment adviser of a registered investment company may claim exclusion from registration as a CPO only if the registered investment company that it advises uses futures contracts solely for “bona fide hedging purposes” or limits its use of futures contracts for non-bona fide hedging purposes such that (i) the aggregate initial margin and premiums required to establish non-bona fide hedging positions with respect to futures contracts do not exceed 5% of the liquidation value of the registered investment company’s portfolio, or (ii) the aggregate “notional value” of the non-bona fide hedging commodity interests do not exceed 100% of the liquidation value of the registered investment company’s portfolio (taking into account unrealized profits and unrealized losses on any such positions). With respect to the Fund, the Adviser has claimed exclusion from registration as a CPO under Rule 4.5.
Commercial Instruments. Commercial instruments include commercial paper, asset- backed commercial paper and other short-term corporate instruments. Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper may be traded in the secondary market after its issuance. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets. The credit quality of asset backed commercial paper depends primarily on the quality of these assets and the level of any additional credit support.
Equity Securities. Equity securities represent ownership interests in a company or partnership and consist of common stocks, preferred stocks, warrants to acquire common stock, securities convertible into common stock, and investments in master limited partnerships. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate. The value of equity securities may fall as a result of factors directly relating to the issuer, such as decisions made by its management or lower demand for its products or services. An equity security’s value also may fall because of factors affecting not just the issuer, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of an issuer’s equity securities also may be affected by changes in financial markets that are relatively unrelated to the issuer or its industry, such as changes in interest rates or currency exchange rates. Global stock markets, including the U.S. stock market, tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Equity securities may include:
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Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.
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Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends.
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Preferred stocks may pay fixed or adjustable rates of return. Preferred stocks usually do not have voting rights. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of preferred stock take precedence over the claims of those who own common stock, but are subordinate to those of bond owners.
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Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own convertible securities.
Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable nonconvertible securities. Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.
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Small and Medium Capitalization Issuers. Investing in equity securities of small and medium capitalization companies often involves greater risk than do investments in larger capitalization companies. This increased risk may be due to greater business risks customarily associated with a smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter (“OTC”) market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or market averages in general.
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Master Limited Partnerships (“MLPs”). MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the SEC and are freely traded on a securities exchange or in the OTC market. MLPs often own several properties or businesses (or own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners are not involved in the day-to-day management of the partnership.
The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in a MLP than investors in a corporation. Additional risks involved with investing in a MLP are risks
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associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate or oil and gas industries.
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Warrants. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.
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Rights. A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a price lower than the public offering price. An investment in rights may entail greater risks than certain other types of investments. Generally, rights do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.
Counterparty Risk. The Fund’s investments in derivatives (such as swaps and forward contracts) may involve counterparties, which subjects the Fund to counterparty risk. Counterparty risk is the risk that the other party in an agreement or a participant to a transaction, such as a swap counterparty, might default on a contract or fail to perform by not paying amounts due or fulfilling the delivery conditions of the contract or transaction. In that event, the Fund will have contractual remedies pursuant to the agreements related to the transaction. However, the Fund could experience lengthy delays in recovering its assets and may not receive any recovery at all. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund, which may cause the Fund to experience difficulty in purchasing or selling these instruments in a timely manner.
Corporate Bonds. The investment return of corporate bonds reflects interest on the security and changes in the market value of the security. The market value of a corporate bond may be affected by the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the market place. There is a risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.
Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund, like all companies, may be susceptible to operational, information security and related risks. Cybersecurity incidents involving the Fund or its service providers (including, without limitation, the Fund’s investment adviser, sub-adviser,fund accountant, custodian, transfer agent and financial intermediaries) have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, impediments to trading, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs.
Cybersecurity incidents can result from deliberate cyberattacks or unintentional events and may arise from external or internal sources. Cyberattacks may include infection by malicious software or gaining unauthorized access to digital systems, networks or devices that are used to service the Fund’s operations (e.g., by “hacking” or “phishing”). Cyberattacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). These cyberattacks could cause the misappropriation of assets or personal information, corruption of data or operational disruptions. Geopolitical tensions may, from time to time, increase the scale and sophistication of deliberate cyberattacks.
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Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which the Fund invests, counterparties with which the Fund engages, governmental and other regulatory authorities, exchanges and other financial market operators, banks, brokers, dealers, insurance companies, other financial institutions and other parties. In addition, substantial costs may be incurred in order to prevent any cybersecurity incidents in the future. Although the Fund’s service providers may have established business continuity plans and risk management systems to mitigate cybersecurity risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. The Fund and its shareholders could be negatively impacted as a result.
The rapid development and increasingly widespread use of AI Technologies (as discussed under “Artificial Intelligence Risk” herein) could increase the effectiveness of cyberattacks and exacerbate the risks.
Derivatives Risk. Derivatives are financial instruments that derive their performance from an underlying asset, index, interest rate or currency exchange rate. Derivatives are subject to a number of risks including credit risk, interest rate risk, and market risk. They also involve the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The counterparty to a derivative contract might default on its obligations.
Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund that invests in derivatives may change quickly and without warning. For some derivatives, it is possible to lose more than the amount invested in the derivative. Derivatives may be used to create synthetic exposure to an underlying asset or to hedge a portfolio risk. If the Fund uses derivatives to “hedge” a portfolio risk, it is possible that the hedge may not succeed. This may happen for various reasons, including unexpected changes in the value of the rest of the portfolio of the Fund. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund. Changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. To the extent that the Fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.
Duration and Maturity of the Fund’s Portfolio. Duration is a measure of the expected life of a security on a current-value basis expressed in years, using calculations that consider the security’s yield, coupon interest payments, final maturity and call features.
While a debt security’s maturity can be used to measure the sensitivity of the security’s price to changes in interest rates, the term to maturity of a security does not take into account the pattern (or expected pattern) of the security’s payments of interest or principal prior to maturity. Duration, on the other hand, measures the length of the time interval from the present to the time when the interest and principal payments are scheduled to be received (or, in the case of a mortgage-related security, when the interest and principal payments are expected to be received). Duration calculations weigh the present value of each such payment by the time in years until such payment is expected to be received. If the interest payments on a debt security occur prior to the repayment of principal, the duration of the security is less than its stated maturity. For zero-coupon securities, duration and term to maturity are equal. Absent other factors, the lower the stated or coupon rate of interest on a debt security or the longer the maturity or the lower the yield-to-maturity of the
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debt security, the longer the duration of the security. Conversely, the higher the stated or coupon rate of interest, the shorter the maturity or the higher the yield-to-maturity of a debt security, the shorter the duration of the security.
Futures, options and options on futures in general have durations that are closely related to the duration of the securities that underlie them. Holding long futures positions or call option positions will tend to lengthen the portfolio’s duration.
In some cases the standard effective duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years. However, their exposure to interest rate changes corresponds to the frequency of the times at which their interest coupon rate is reset. In the case of mortgage pass-through securities, the stated final maturity of the security is typically 30 years, but current rates of prepayments are more important to determine the security’s interest rate exposure. In these and other similar situations, the investment adviser will use other analytical techniques that consider the economic life of the security as well as relevant macroeconomic factors (such as historical prepayment rates) in determining the Fund’s effective duration.
ETFs Risk. The Fund may invest in other ETFs. The Fund’s investment performance may depend on the investment performance of the ETFs in which it invests. Similarly, the Fund may be subject to the risks associated with those ETFs. The Fund will pay indirectly a proportional share of the fees and expenses of the ETFs in which it invests, while continuing to pay its own unitary management fee. As a result, shareholders indirectly will absorb duplicate levels of fees with respect to investments in other ETFs. In addition, at times certain segments of the market represented by the ETFs in which the Fund invests may be out of favor and underperform other segments.
ETN Risk. Exchange-traded notes (“ETNs”) are a type of unsecured, unsubordinated debt security that have characteristics and risks similar to those of fixed-income securities and trade on a major exchange similar to shares of ETFs. This type of debt security differs, however, from other types of bonds and notes because ETN returns are based upon the performance of a market index, minus applicable fees; no period coupon payments are distributed and no principal protections exist. The purpose of ETNs is to create a type of security that combines the aspects of both bonds and ETFs. The value of an ETN may be influenced by time to maturity, level of supply and demand, volatility and lack of liquidity in underlying markets, changes in the applicable interest rates, changes in the issuer’s credit rating and other economic, legal, political or geographic events. If the Fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. If the Fund holds its investment in an ETN until maturity, the issuer will give the Fund a cash amount that would be equal to principal amount (subject to the day’s index factor). ETNs also are subject to credit risk, whereby the Fund could lose money if the issuer of a note is unable to pay interest or repay principal when it is due.
Foreign Currency Transactions. The Fund's transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital. In certain cases, the Fund may make an election to treat such gain or loss as capital.
Foreign Investment Risks. Investment in foreign securities involves risks and considerations not present in domestic investments. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. The securities of non-U.S. issuers generally are not registered with the SEC, nor are the issuers thereof usually subject to the SEC’s reporting requirements. Accordingly, there may be less publicly available information about foreign securities and issuers than is available with respect to U.S. securities and issuers. Foreign securities markets, while growing in volume, have for the most part substantially less volume than United States securities markets, and securities of foreign companies are generally less liquid and at times their prices may be more volatile than prices of comparable United States companies. Foreign stock
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exchanges, brokers and listed companies generally are subject to less government supervision and regulation than in the United States. The customary settlement time for foreign securities may be longer than the customary settlement time for United States securities. The Fund’s income and gains from foreign issuers may be subject to non-U.S. withholding or other taxes, thereby reducing its income and gains. In addition, with respect to some foreign countries, there is the increased possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic developments which could affect the investments of the Fund in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions.
Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities exchanges and brokers generally are subject to less governmental supervision and regulation than in the U.S., and foreign securities exchange transactions usually are subject to fixed commissions, which generally are higher than negotiated commissions on U.S. transactions. In addition, foreign securities exchange transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause it to miss attractive opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. The Adviser or Sub-Adviser will consider such difficulties when determining the allocation of the Fund’s assets.
Forward Foreign Currency Contracts. The Fund may enter into forward foreign currency transactions (a) in anticipation of, or to protect itself against, fluctuations in exchange rates or (b) to increase or decrease its exposure to foreign currencies. A forward foreign currency contract is an obligation to buy or sell a particular currency in exchange for another currency, which may be U.S. dollars, at a specified exchange rate on a future date. Forward foreign currency contracts are typically individually negotiated and privately traded by currency traders and their customers in the interbank market. The Fund may enter into forward foreign currency contracts with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally.
At the maturity of a forward foreign currency contract, the Fund may either exchange the currencies specified at the maturity of the contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward foreign currency contracts may or may not be effected with the counterparty to the original forward contract. The Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date but instead provide for settlement by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount. These contracts are known as “non-deliverable forwards”.
Under definitions adopted by the CFTC and SEC, non-deliverable forwards are considered swaps, and therefore are included in the definition of commodity interests. Although non-deliverable forwards have historically been traded in the OTC market, as swaps they may in the future be required to be centrally cleared and traded on public execution facilities. Forward foreign currency contracts that qualify as deliverable forwards are not regulated as swaps for most purposes, and are not included in the definition of commodity interests. However these forwards are subject to some requirements applicable to swaps, including reporting to swap data repositories, margin requirements, documentation requirements, and business conduct rules applicable to swap dealers. CFTC regulation of forward foreign currency contracts, especially non-deliverable forwards, may restrict the Fund’s ability to use these instruments in the manner described above.
The cost to the Fund of engaging in forward foreign currency contracts varies with factors such as the currencies involved, the length of the contract period, differences in prevailing interest rates in the jurisdictions associated with the two currencies and the prevailing market conditions. Because forward foreign currency
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contracts are usually entered into on a principal basis, no fees or commissions are typically involved. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does establish a rate of exchange in advance. While forward foreign currency contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.
Futures. Futures contracts are used to simulate full investment, to facilitate trading or to reduce transaction costs.
Futures contracts provide for the future sale by one party and purchase by another party (a “Counterparty”) of a specified amount of a specific instrument or index at a specified future time and at a specified price. Stock index contracts are futures contracts based on indices that reflect the market value of common stock of the firms included in the indices. This type of futures contract differs from over-the-counter futures contracts (“OTC futures”), which are negotiated directly with a Counterparty. As such, investments in stock index futures contracts do not subject the Fund to the standard counterparty risks of OTC futures, which include the risk that the Counterparty will default on its obligations. In the futures markets, the exchange clearing corporation takes the other side in all transactions, either buying or selling directly to the market participants. The clearinghouse acts as the counterparty to all exchange-traded futures contracts. That is, the Fund’s obligation is to the clearinghouse, and the Fund will look to the clearinghouse to satisfy the Fund’s rights under the futures contract.
To the extent that the Fund does invest in OTC futures, it will be subject to credit risk with respect to a Counterparty. The Fund may obtain only a limited recovery, or no recovery at all, or may experience significant delays in obtaining recovery if a futures contract Counterparty experiences financial difficulties and becomes bankrupt or otherwise fails to perform its obligations under the OTC futures contract.
A futures contract provides for a specified settlement month in which the cash settlement is made or in which the underlying asset or financial instrument is to be delivered by the seller (whose position is therefore described as “short”) and acquired by the purchaser (whose position is therefore described as “long”). There is no purchase price paid or received on the purchase or sale of a futures contract. Instead, an amount of cash or cash equivalents must be deposited with the broker as “initial margin.” This amount varies based on the requirements imposed by the exchange clearing houses, but may be lower than 5% of the notional value of the contract. This margin deposit provides collateral for the obligations of the parties to the futures contract. This initial margin is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.
Futures and Options. The Fund may utilize exchange-traded futures and options contracts and swap agreements.
An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option in the case of an American option, or only upon the expiration date in the case of a European option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of the Fund. The potential for loss related to writing call options on
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equity securities or indices is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.
There are several risks accompanying the utilization of futures contracts and options on futures contracts. First, while the Fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time.
The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit.
There is the risk of loss of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or option; however, this risk is substantially minimized because (a) of the regulatory requirement that the broker has to “segregate” customer funds from its corporate funds, and (b) in the case of regulated exchanges in the United States, the clearing corporation stands behind the broker to make good losses in such a situation. The purchase of put or call options could be based upon predictions by the Sub-Adviser as to anticipated trends, which predictions could prove to be incorrect and a part or all of the premium paid therefore could be lost.
Because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting the Fund to substantial losses. In the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin.
General Risks of Futures. The use of futures contracts involves special considerations and risks, as described below.
(1)
Successful use of hedging and non-hedging transactions depends upon the Adviser’s or Sub-Adviser’s ability to correctly predict the direction of changes in the value of the applicable markets and securities. There can be no assurance that any particular hedging strategy will succeed.
(2)
In a hedging transaction, there might be imperfect correlation, or even no correlation, between the price movements of an instrument (such as a futures contract) and the price movements of the investments being hedged. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.
(3)
Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged instruments.
(4)
There is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time.
(5)
As described above, the Fund might be required to make margin payments when it takes positions in instruments involving obligations to third parties. If the Fund were unable to close out its positions in such instruments, it might be required to continue to make such payments until the position expired or matured. The requirements might impair the Fund’s ability to sell a portfolio security or
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make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.
(6)
There is no assurance that the Fund will use hedging transactions. For example, if the Fund determines that the cost of hedging will exceed the potential benefit to the Fund, the Fund will not enter into such transaction.
(7)
Non-hedging transactions present greater profit potential but also involve increased risk relative to hedging transactions.
Illiquid Investments. The Fund may not acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments. For purposes of this 15% limitation, illiquid investment means any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to the 1940 Act and applicable rules and regulations thereunder. The Fund will monitor its portfolio liquidity on an ongoing basis to determine whether, in light of current circumstances, the appropriate level of liquidity is being maintained, and will take steps to ensure it adjusts its liquidity consistent with the policies and procedures adopted by the Trust on behalf of the Fund. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that dealers will make or maintain a market or that any such market will be or remain liquid. The price at which securities may be sold and the value of Shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.
Lending Portfolio Securities. From time to time, the Fund (as the Adviser shall so determine) may lend its portfolio securities (principally to brokers, dealers or other financial institutions) to generate additional income. Such loans are callable at any time and are secured continuously by segregated collateral equal to at least 102% (105% for international securities) of the market value, determined daily, of the loaned securities. The Fund may lend portfolio securities to the extent of one-third of its total assets. The Fund will loan its securities only to parties that the Adviser has determined are in good standing and when, in the Adviser’s judgment, the potential income earned would justify the risks.
Although voting rights may pass with the lending of portfolio securities, the Fund will be entitled to call loaned securities, or otherwise obtain rights to vote or consent, when deemed necessary by the Adviser with respect to a material event affecting securities on loan. The Fund would receive income in lieu of dividends on loaned securities and may, at the same time, generate income on the loan collateral or on the investment of any cash collateral.
Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering securities loaned or gaining access to the collateral. If the Fund is not able to recover the securities loaned, the Fund may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the loaned securities increases and the collateral is not increased accordingly. Securities lending also involves exposure to operational risk (the risk of loss resulting from errors in the settlement and accounting process) and “gap risk” (the risk that the return on cash collateral reinvestments will be less than the fees paid to the borrower).
Any cash received as collateral for loaned securities will be invested, in accordance with the Fund’s investment guidelines, in an affiliated money market fund. Investing this cash subjects that investment to market appreciation or depreciation. For purposes of determining whether the Fund is complying with its investment policies, strategies and restrictions, the Fund or the Adviser will consider the loaned securities as assets of the Fund, but will not consider any collateral received as a Fund asset. The Fund will bear any loss on the investment of cash collateral. The Fund may have to pay the borrower a fee based on the amount of cash collateral.
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For a discussion of the federal income tax considerations relating to lending portfolio securities, see “Taxes.”
Leverage Risk. Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction. Leverage may cause the portfolio of the Fund to be more volatile than if the portfolio had not been leveraged because leverage can exaggerate the effect of any increase or decrease in the value of securities held by the Fund. The use of some derivatives may result in economic leverage, which does not result in the possibility of the Fund incurring obligations beyond its initial investment, but that nonetheless permits the Fund to gain exposure that is greater than would be the case in an unleveraged instrument.
Money Market Instruments. The Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity. The instruments in which the Fund may invest include: (i) short-term obligations issued by the U.S. government; (ii) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers' acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase “Prime-1” by Moody's Investors Service, Inc. ("Moody's")  or “A-1+” or “A-1” by S&P Global Ratings, a division of S&P Global Inc. ("S&P") or has a similar rating from a comparable rating agency, or if unrated, of comparable quality as the Adviser or Sub-Adviser determines; (iv) repurchase agreements; and (v) money market mutual funds, including affiliated money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker's acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.
Privately Issued Securities. The Fund may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A (“Rule 144A Securities”) or Regulation S (“Regulation S Securities”) under the Securities Act. Rule 144A Securities are restricted securities that are not publicly traded, and Regulation S Securities are securities of the U.S. and non-U.S. issuers initially offered and sold outside the United States without registration with the SEC. Accordingly, the liquidity of the market for specific Rule 144A or Regulation S Securities may vary. Delay or difficulty in selling such securities may result in a loss to the Fund.
Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. These disruptions could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The recent spread of the human coronavirus disease 2019 (“COVID-19”) is an example. In the first quarter of 2020, the World Health Organization (the “WHO”) recognized COVID-19 as a global pandemic and both the WHO and the United States declared the outbreak a public health emergency. The subsequent spread of COVID-19 resulted in, among other significant adverse economic impacts, instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations (including business closures) and supply chains, employee layoffs and general lack of employee availability, lower consumer demand, and defaults and credit downgrades, all of which contributed to disruption of global economic activity across many industries and exacerbated other pre-existing political, social and economic risks domestically and globally. Although the WHO and the United States ended their declarations of COVID-19 as a global health emergency in May 2023, the full economic impact at the macro-level and on individual businesses, as well as the potential for a future reoccurrence of
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COVID-19 or the occurrence of a similar epidemic or pandemic, are unpredictable and could result in significant and prolonged adverse impact on economies and financial markets in specific countries and worldwide and thereby could negatively affect the Fund’s performance.
Non-Diversification. The Fund is classified as a non-diversified investment company under the 1940 Act. A “non-diversified” classification means that the Fund is not limited by the 1940 Act with regard to the percentage of its total assets that may be invested in the securities of a single issuer. This means that the Fund may invest a greater portion of its total assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. The securities of a particular issuer may constitute a greater portion of the Fund’s portfolio. This may have an adverse effect on the Fund’s performance or subject Shares to greater price volatility than more diversified investment companies. Moreover, in pursuing its objective, the Fund may hold the securities of a single issuer in an amount exceeding 10% of the value of the outstanding securities of the issuer, subject to restrictions imposed by the Internal Revenue Code of 1986, as amended (the “Code”). In particular, as the Fund’s size grows and its assets increase, it will be more likely to hold more than 10% of the securities of a single issuer if the issuer has a relatively small public float as compared to other components in the Fund’s portfolio.
Although the Fund is non-diversified for purposes of the 1940 Act, the Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a “regulated investment company” (“RIC”) within the meaning of Subchapter M of the Code. Compliance with the diversification requirements of the Code may limit the investment flexibility of the Fund and may make it less likely that the Fund will meet its investment objective. To qualify as a RIC under the Code, the Fund must meet the requirements described in the section titled “Taxation of the Fund” in this SAI.
Options. The Fund may invest in options. A call option gives a holder the right to purchase a specific security or an index at a specified price (“exercise price”) within a specified period of time. A put option gives a holder the right to sell a specific asset at a specified price within a specified period of time. The initial purchaser of a call option pays the “writer,” i.e., the party selling the option, a premium which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. The Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of the asset held and may purchase call options to hedge against an increase in the price of the asset it is committed to purchase. The Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the assets it holds or is committed to purchase.
Options on Futures Contracts. An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of the Fund. The potential for loss related to writing call options on equity securities or indices is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.
The Fund may purchase and write put and call options on futures contracts that are traded on a U.S. exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be affected.
Risks of Options Transactions. There are several risks accompanying the utilization of options on futures contracts. The risk of loss in trading uncovered call options in some strategies (e.g., selling uncovered
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stock index futures contracts) is potentially unlimited. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the option; however, this risk is substantially minimized because (a) of the regulatory requirement that the broker has to “segregate” customer funds from its corporate funds, and (b) in the case of regulated exchanges in the United States, the clearing corporation stands behind the broker to make good losses in such a situation. The purchase of put or call options could be based upon predictions by the Adviser or Sub-Adviser as to anticipated trends, which predictions could prove to be incorrect and a part or all of the premium paid therefore could be lost.
Other Investment Companies. Unless otherwise indicated in this SAI or in the Fund’s Prospectus, the Fund may purchase shares of other investment companies, including ETFs, non-exchange traded U.S. registered open-end investment companies (mutual funds), closed-end investment companies, or non-U.S. investment companies traded on foreign exchanges. When the Fund purchases shares of another investment company, the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company and will be subject to the risks associated with the portfolio investments of the underlying investment company.
The investment companies in which the Fund invests may have adopted certain investment restrictions that are more or less restrictive than the Fund’s investment restrictions, which may permit the Fund to engage in investment strategies indirectly that are prohibited under the Fund’s investment restrictions. For example, to the extent the Fund invests in underlying investment companies that concentrate their investments in an industry, a corresponding portion of the Fund’s assets may be indirectly exposed to that particular industry. The investment companies in which the Fund may invest include index-based investment companies. The main risk of investing in index-based investment companies is the same as investing in a portfolio of securities comprising an index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded. Index-based investments may not replicate exactly the performance of their specified index because of transaction costs and because of the temporary unavailability of certain component securities of the index.
The Fund’s investment in the securities of other investment companies is subject to the applicable provisions of the 1940 Act and the rules thereunder. Specifically, Section 12(d)(1) of the 1940 Act contains various limitations on the ability of a registered investment company (an “acquiring fund”) to acquire shares of another registered investment company (an “acquired fund”). Under these limits, an acquiring fund generally cannot (i) purchase more than 3% of the total outstanding voting stock of an acquired fund; (ii) invest more than 5% of its total assets in securities issued by an acquired company; and (iii) invest more than 10% of its total assets in securities issued by other investment companies. Likewise, an acquired fund, as well as its principal underwriter or any broker or dealer registered under the Exchange Act, cannot knowingly sell more than 3% of the total outstanding voting stock of the acquired fund to an acquiring fund, or more than 10% of the total outstanding voting stock of the acquired fund to acquiring funds generally.
Rule 12d1-4 under the 1940 Act allows a fund to acquire the securities of another investment company in excess of the limitations imposed by Section 12(d)(1) of the 1940 Act without obtaining an exemptive order from the SEC, subject to certain limitations and conditions. Among those conditions is the requirement that, prior to a fund relying on Rule 12d1-4 to acquire securities of another fund in excess of the limits of Section 12(d)(1), the acquiring fund must enter into a Fund of Funds Agreement with the acquired fund. (This requirement does not apply when the acquiring fund’s investment adviser acts as the acquired fund’s investment adviser and does not act as sub-adviser to either fund.)
Rule 12d1-4 also is designed to limit the use of complex fund structures. Under Rule 12d1-4, an acquired fund is prohibited from purchasing or otherwise acquiring the securities of another investment company or private fund if, immediately after the purchase or acquisition, the securities of investment companies and private funds owned by the acquired fund have an aggregate value in excess of 10% of the value of the acquired fund’s total assets, subject to certain limited exceptions. Accordingly, to the extent that Fund shares
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are sold to other investment companies in reliance on Rule 12d1-4, the Fund will be limited in the amount it could invest in other investment companies and private funds.
In addition to Rule 12d1-4, the 1940 Act and related rules provide other exemptions from these restrictions. For example, these limitations do not apply to investments by the Fund in investment companies that are money market funds, including money market funds that have the Adviser or an affiliate of the Adviser as an investment adviser.
Portfolio Turnover Risk. The Fund may engage in active and frequent trading of its portfolio securities. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs and may result in higher taxes when Shares are held in a taxable account.
Ratings. An investment grade rating means the security or issuer is rated investment-grade by S&P, Moody's, Fitch Ratings, Inc. (“Fitch”) or another nationally recognized statistical rating organization, or is unrated but considered to be of equivalent quality by the Adviser or Sub-Adviser. Bonds rated Baa3 or higher by Moody's or BBB- or higher by S&P or Fitch are considered “investment grade” securities; bonds rated Baa3 by Moody’s are considered medium grade obligations which lack outstanding investment characteristics and have speculative characteristics; and bonds rated BBB- by S&P or Fitch are regarded as having adequate capacity to pay principal and interest.
Receipt of Issuer’s Nonpublic Information. The Adviser or Sub-Adviser (through their portfolio managers, analysts, or other representatives) may receive material nonpublic information about an issuer that may restrict the ability of the Adviser or Sub-Adviser to cause the Fund to buy or sell securities of the issuer on behalf of the Fund for substantial periods of time. This may impact the Fund’s ability to realize profit or avoid loss with respect to the issuer and may adversely affect the Fund’s flexibility with respect to buying or selling securities, potentially impacting Fund performance. For example, activist investors of certain issuers in which the Adviser or Sub-Adviser holds large positions may contact representatives of the Adviser or Sub-Adviser and may disclose material nonpublic information in such communication. The Adviser or Sub-Adviser would be restricted from trading on the basis of such material nonpublic information, limiting their flexibility in managing the Fund and possibly impacting Fund performance.
Repurchase Agreements. The Fund may enter into repurchase agreements, which are agreements pursuant to which the Fund acquires securities from a third party with the understanding that the seller will repurchase them at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. The Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and (ii) securities dealers (“Qualified Institutions”). The Adviser will monitor the continued creditworthiness of Qualified Institutions.
The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund's ability to dispose of the underlying securities may be restricted. Finally, the Fund may not be able to substantiate its interest in the underlying securities. If the seller fails to repurchase the securities, the Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.
The resale price reflects the purchase price plus an agreed upon market rate of interest. The securities underlying a repurchase agreement will be marked-to-market every business day, and if the value of the securities falls below a specified percentage of the repurchase price (typically 102%), the counterparty will be required to deliver additional collateral to the Fund in the form of cash or additional securities. Custody of the securities will be maintained by the Fund's custodian or sub-custodian for the duration of the agreement.
18

Risks Related to Armed Conflict. As a result of increasingly interconnected global economies and financial markets, armed conflict between countries or in a geographic region, for example the current conflicts between Russia and Ukraine in Europe and Hamas and Israel in the Middle East, has the potential to adversely impact Fund investments. Such conflicts, and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors. The timing and duration of such conflicts, resulting sanctions, related events and other implications cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in the Fund, even beyond any direct investment exposure the Fund may have to issuers located in or with significant exposure to an impacted country or geographic region.
●
Risks Related to Russian Invasion of Ukraine.
In late February 2022, Russian military forces invaded Ukraine, significantly amplifying already existing geopolitical tensions among Russia, Ukraine, Europe, the North Atlantic Treaty Organization (“NATO”), and the West. Russia’s invasion, the responses of countries and political bodies to Russia’s actions, and the potential for wider conflict may increase financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities such as oil and natural gas.
Following Russia’s actions, various countries, including the U.S., Canada, the United Kingdom, Germany, and France, among others, as well as the European Union, issued broad-ranging economic sanctions against Russia. The sanctions freeze certain Russian assets and prohibit trading by individuals and entities in certain Russian securities, engaging in certain private transactions, and doing business with certain Russian corporate entities, large financial institutions, officials and oligarchs. The sanctions include a commitment by certain countries and the European Union to remove selected Russian banks from the Society for Worldwide Interbank Financial Telecommunications, commonly called “SWIFT,” the electronic network that connects banks globally, and imposed restrictive measures to prevent the Russian Central Bank from undermining the impact of the sanctions. A number of large corporations have since withdrawn from Russia or suspended or curtailed their Russia-based operations.
The imposition of these current sanctions (and the potential for further sanctions in response to Russia’s continued military activity) and other actions undertaken by countries and businesses may adversely impact various sectors of the Russian economy, including but not limited to, the financials, energy, metals and mining, engineering, and defense and defense-related materials sectors. Such actions also may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble, and could impair the ability of the Fund to buy, sell, receive, or deliver those securities. Moreover, the measures could adversely affect global financial and energy markets and thereby negatively affect the value of the Fund’s investments beyond any direct exposure to Russian issuers or those of adjoining geographic regions.
In response to sanctions, the Russian Central Bank raised its interest rates and banned sales of local securities by foreigners. Russia also prevented the export of certain goods and payments to foreign shareholders of Russian securities. Russia may take additional countermeasures or retaliatory actions, which may further impair the value and liquidity of Russian securities and Fund investments. Such actions could, for example, include restricting gas exports to other countries, the seizure of U.S. and European residents’ assets, or undertaking or provoking other military conflict elsewhere in Europe, any of which could exacerbate negative consequences on global financial markets and the economy. The actions discussed above could have a negative effect on the performance of the Fund. While diplomatic efforts have been ongoing, the conflict between Russia and Ukraine is unpredictable and has the potential to result in broader military actions. The duration of the ongoing conflict and corresponding sanctions and related events cannot be predicted and may result in a negative impact on Fund performance and the value of Fund investments, particularly as it relates to Russian exposure.
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Structured Notes. A structured note is a derivative security for which the amount of principal repayment and/or interest payments is based on the movement of one or more “factors.” These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate or SOFR), referenced bonds and stock indices. Some of these factors may or may not correlate to the total rate of return on one or more underlying instruments referenced in such notes. Investments in structured notes involve risks including interest rate risk, credit risk and market risk. Depending on the factor(s) used and the use of multipliers or deflators, changes in interest rates and movement of such factor(s) may cause significant price fluctuations. Structured notes may be less liquid than other types of securities and more volatile than the reference factor underlying the note. This means that the Fund may lose money if the issuer of the note defaults, as the Fund may not be able to readily close out its investment in such notes without incurring losses.
Swap Agreements. The Fund may enter into swap agreements, including, but not limited to, total return swaps, index swaps, interest rate swaps, municipal market data rate locks and credit default swaps. The Fund may utilize swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position. Swap agreements are contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year and may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities or ETFs. Forms of swap agreements include (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap,” (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”, and (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.
Another form of swap agreement is a credit default swap. A credit default swap enables the Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities or ETFs. Generally, the seller of credit protection against an issuer or basket of securities receives a periodic payment to compensate against potential default events. If a default event occurs, the seller must pay the buyer the full notional value of the reference obligation in exchange for the reference obligation. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the Fund selling the credit protection.
In contrast, the buyer of a credit default swap would have the right to deliver a referenced debt obligation and receive the par (or other agreed-upon) value of such debt obligation from the counterparty in the event of a default or other credit event (such as a credit downgrade) by the reference issuer, such as a U.S. or foreign corporation, with respect to its debt obligations. In return, the buyer of the credit protection would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the counterparty would keep the stream of payments and would have no further obligations to the Fund purchasing the credit protection.
The Fund also may enhance income by selling credit protection or attempt to mitigate credit risk by buying protection. Credit default swaps could result in losses if the creditworthiness of an issuer or a basket of securities is not accurately evaluated.
Most swap agreements (but generally not credit default swaps) that the Fund might enter into require the parties to calculate the obligations of the parties to the agreement on a “net basis.” Swap agreements may not involve the delivery of securities or other underlying assets. Consequently, the Fund's obligations (or rights) and risk of loss under such a swap agreement would generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Other swap agreements, such as credit default swaps, may require initial
20

premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation.
Because they may be two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund's illiquid investment limitations. The Fund would not enter into any swap agreement unless the Adviser believes that the other party to the transaction is creditworthy. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which the Fund is selling credit protection, the default of a third party issuer.
The Fund may enter into swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement would typically be a bank, investment banking firm or broker-dealer or, in the case of a cleared swap, the clearinghouse. The counterparty would generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund would agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.
Swap agreements typically are settled on a net basis (but generally not credit default swaps), which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term.
Other swap agreements, such as credit default swaps, may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation. The Fund will reserve assets necessary to meet any accrued payment obligations when it is the buyer of a credit default swap. In cases where the Fund is the seller of a credit default swap, if the credit default swap provides for physical settlement, the Fund will reserve the full notional amount of the credit default swap.
The Fund may also enter into swaps on an index, including credit default index swaps (“CDX”), which are swaps on an index of credit default swaps. For example, a commercial mortgage-backed index (“CMBX”) is a type of CDX made up of 25 tranches of commercial mortgage-backed securities rather than credit default swaps. Unlike other CDX contracts where credit events are intended to capture an event of default, CMBX involves a pay-as-you-go settlement process designed to capture non-default events that affect the cash flow of the reference obligation. Pay-as-you-go settlement involves ongoing, two-way payments over the life of a contract between the buyer and the seller of protection and is designed to closely mirror the cash flow of a portfolio of cash commercial mortgage-backed securities.
The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments that are traded in the OTC market. The Adviser under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.
Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free. The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and related regulatory developments will ultimately require the clearing and exchange-trading of many OTC derivative instruments that the CFTC and SEC recently defined as “swaps.” Mandatory exchange-trading and clearing will occur on a phased-in basis based on the type of market participant and CFTC approval of contracts for central clearing. The Adviser will continue to monitor developments in this area, particularly to the extent regulatory changes
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affect the ability of the Fund to enter into swap agreements. Depending on the Fund's size and other factors, the margin required under the rules of the clearinghouse and by the clearing member may be in excess of the collateral required to be posted by the Fund to support its obligations under a similar bilateral swap. However, regulators are expected to adopt rules imposing certain margin requirements, including minimums, on uncleared swaps in the near future, which could change this comparison. Regulators are in the process of developing rules that would require trading and execution of most liquid swaps on trading facilities. Moving trading to an exchange-type system may increase market transparency and liquidity but may require the Fund to incur increased expenses to access the same types of swaps. Rules adopted in 2012 also require centralized reporting of detailed information about many types of cleared and uncleared swaps. Reporting of swap data may result in greater market transparency, but may subject the Fund to additional administrative burdens and the safeguards established to protect trader anonymity may not function as expected. Swaps traded in the OTC market are subject to margin requirements which, once implemented, may increase the cost to the Fund of engaging in such transactions.
The use of swap agreements, including credit default swaps, is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a counterparty's creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that the Fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.
U.S. Government Obligations. The Fund may invest in short-term U.S. government obligations. U.S. government obligations are a type of bond and include securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities. These include bills, notes and bonds issued by the U.S. Treasury, as well as “stripped” or “zero coupon” U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are created when the issuer separates the interest and principal components of an instrument and sells them as separate securities. In general, one security is entitled to receive the interest payments on the underlying assets (the interest only or “IO” security) and the other to receive the principal payments (the principal only or “PO” security). Some stripped securities may receive a combination of interest and principal payments. The yields to maturity on IOs and POs are sensitive to the expected or anticipated rate of principal payments (including prepayments) on the related underlying assets, and principal payments may have a material effect on yield to maturity. If the underlying assets experience greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IOs. Conversely, if the underlying assets experience less than anticipated prepayments of principal, the yield on POs could be adversely affected. Stripped securities may be highly sensitive to changes in interest rates and rates of prepayment.
Short-term obligations of certain agencies and instrumentalities of the U.S. government, such as the Government National Mortgage Association (“GNMA”), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association (“Fannie Mae”), are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the former Student Loan Marketing Association (“SLMA”), are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; still others, although issued by an instrumentality chartered by the U.S. government, like the Federal Farm Credit Bureau (“FFCB”), are supported only by the credit of the instrumentality.
With respect to obligations that are not supported by the full faith and credit of the U.S. Treasury, the Fund must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. As a general matter, the value of debt instruments, including U.S. government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. government obligations are subject to fluctuations in yield or value due to their structure or contract terms.
In 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and the Federal Home Loan Mortgage Corporation (“Freddie Mac”) into conservatorship. Since that time, Fannie Mae and Freddie Mac
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have received significant capital support through U.S. Treasury preferred stock purchases as well as U.S. Treasury and Federal Reserve purchases of their mortgage-backed securities. While the purchase programs for mortgage-backed securities ended in 2010, the U.S. Treasury continued its support for the entities’ capital as necessary to prevent a negative net worth. However, no assurance can be given that the Federal Reserve, U.S. Treasury, or FHFA initiatives discussed above will ensure that Fannie Mae and Freddie Mac will remain successful in meeting their obligations with respect to the debt and mortgage-backed securities they issue. In addition, Fannie Mae and Freddie Mac are also the subject of several continuing class action lawsuits and investigations by federal regulators, which (along with any resulting financial restatements) may adversely affect the guaranteeing entities. Importantly, the future of the entities is in serious question as the U.S. government is considering multiple options, ranging from significant reform, nationalization, privatization, consolidation, or abolishment of the entities.
The FHFA and the U.S. Treasury (through its agreements to purchase preferred stock of Fannie Mae and Freddie Mac) also have imposed strict limits on the size of the mortgage portfolios of Fannie Mae and Freddie Mac. In August 2012, the U.S. Treasury amended its preferred stock purchase agreements to provide that the portfolios of Fannie Mae and Freddie Mac will be wound down at an annual rate of 15% (up from the previously agreed annual rate of 10%), requiring Fannie Mae and Freddie Mac to reach the $250 billion target four years earlier than previously planned. Further, when a ratings agency downgraded long-term U.S. government debt in August 2011, the agency also downgraded the bond ratings of Fannie Mae and Freddie Mac, from AAA to AA+, based on their direct reliance on the U.S. government (although that rating did not directly relate to their mortgage-backed securities). The U.S. government’s commitment to ensure that Fannie Mae and Freddie Mac have sufficient capital to meet their obligations was, however, unaffected by the downgrade.
The U.S. Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed. The U.S. government may choose not to provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer were to default, the Fund holding securities of such issuer might not be able to recover its investment from the U.S. government.
From time to time, policy changes by the U.S. government or its regulatory agencies and other governmental actions and political events within the United States, changes to the monetary policy by the Federal Reserve or other regulatory actions, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan or other legislation aimed at addressing financial or economic conditions, the threat of a federal government shutdown, and threats not to increase or suspend the federal government’s debt limit, may affect investor and consumer confidence; increase volatility in the financial markets, perhaps suddenly and to a significant degree; reduce prices of U.S. Treasury securities and/or increase the costs of various kinds of debt; result in higher interest rates; and even raise concerns about the U.S. government’s credit rating and ability to service its debt. If a U.S. government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a fund that holds securities of that entity will be adversely impacted.
U.S. Registered Securities of Foreign Issuers. Investing in U.S. registered, dollar-denominated, investment grade bonds or preferred securities issued by non-U.S. issuers involves some risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability that could affect U.S. investments in foreign countries, and potential restrictions of the flow of international capital. Foreign companies may be subject to less governmental regulation than U.S. issuers. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.
Forward Commitments, When-Issued and Delayed Delivery Securities. Securities purchased or sold on a forward commitment, when-issued or delayed delivery basis involve delivery and payment that take
23

place in the future after the trade date or the date of the commitment to purchase or sell the securities at a pre-determined price and/or yield. Settlement of such transactions normally occurs a month or more after the purchase or sale commitment is made. Typically, no interest accrues to the purchaser until the security is delivered.
When purchasing a security on a forward commitment, when-issued or delayed delivery basis, the Fund assumes the risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Securities purchased on a forward commitment, when-issued or delayed delivery basis are subject to changes in value based upon the public’s perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Accordingly, securities acquired on such a basis may expose the Fund to risks because they may experience such fluctuations prior to actual delivery. Purchasing securities on a forward commitment, when-issued or delayed delivery basis may involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself.
Many forward commitments, when-issued and delayed delivery transactions are also subject to the risk that a counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, including making payments or fulfilling obligations to the Fund. The Fund may obtain no or only limited recovery in a bankruptcy or other reorganizational proceedings, and any recovery may be significantly delayed. With respect to be announced (TBA) transactions and transactions in other forward-settling mortgage-backed securities, the counterparty risk may be mitigated by the exchange of variation margin between the counterparties on a regular basis as the market value of the deliverable security fluctuates.
Investment in these types of securities may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor its commitment. In the case of a purchase transaction, the delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of the Fund and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of the Fund until settlement. TBA transactions and transactions in other forward-settling mortgage-backed securities may be effected pursuant to a collateral agreement with the counterparty under which the parties exchange collateral consisting of cash or liquid securities in an amount as specified by the agreement that is based on the change in the market value of the TBA transactions governed by the agreement. The Fund or the counterparty will make payments throughout the term of the transaction as collateral values fluctuate to maintain full collateralization for the term of the transaction. Collateral will be marked-to-market every business day. If the seller defaults on the transaction or declares bankruptcy or insolvency, the Fund might incur expenses in enforcing its rights, or the Fund might experience delay and costs in recovering collateral or may suffer a loss of principal and interest if the value of the collateral declines. In these situations, the Fund will be subject to greater risk that the value of the collateral will decline before it is recovered or, in some circumstances, the Fund may not be able to recover the collateral, and the Fund will experience a loss.
PORTFOLIO TURNOVER
The Fund calculates its portfolio turnover rate by dividing the value of the lesser of purchases or sales of portfolio securities for the fiscal period by the monthly average of the value of portfolio securities owned by the Fund during the fiscal period. A 100% portfolio turnover rate would occur, for example, if all of the portfolio securities (other than short-term securities) were replaced once during the fiscal period. Portfolio turnover rates will vary from year to year, depending on market conditions and the nature of the Fund's holdings. As of the date of this SAI, the Fund is new and has no operating history, and therefore portfolio turnover information is not yet available.
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DISCLOSURE OF PORTFOLIO HOLDINGS
Quarterly Portfolio Schedule. The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of the Fund’s portfolio holdings with the SEC on Form N-PORT. The Trust also discloses a complete schedule of the Fund’s portfolio holdings with the SEC on Form N-CSR after its second and fourth fiscal quarters.
The Trust’s Forms N-PORT and Forms N-CSR on behalf of the Fund will be available on the SEC's website at www.sec.gov. The Trust’s Forms N-PORT and Forms N-CSR are available without charge, upon request, by calling 1-630-933-9600 or 1-800-983-0903 or by writing to Invesco Actively Managed Exchange-Traded Fund Trust at 3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515.
Portfolio Holdings Policy. The Trust has adopted a policy regarding the disclosure of information about the Trust's portfolio holdings. The Board must approve all material amendments to this policy.
Each business day before the opening of regular trading on the Exchange, the Fund discloses on its website (www.invesco.com/ETFs) the portfolio holdings that will form the basis for the Fund’s next calculation of NAV per Share. The Trust, the Adviser, the Sub-Adviser and The Bank of New York Mellon (“BNYM” or the “Administrator”) will not disseminate non-public information concerning the Trust.
Access to information concerning the Fund’s portfolio holdings may be permitted at other times: (i) to personnel of third-party service providers, including the Fund’s custodian, transfer agent, auditors and counsel, as may be necessary to conduct business in the ordinary course in a manner consistent with such service providers’ agreements with the Trust on behalf of the Fund; or (ii) in instances when the Fund’s President and/or Chief Compliance Officer determines that (x) such disclosure serves a reasonable business purpose and is in the best interests of the Fund’s shareholders; and (y) in making such disclosure, no conflict exists between the interests of the Fund’s shareholders and those of the Adviser or the Distributor.
MANAGEMENT
The primary responsibility of the Board is to represent the interests of the Fund and to provide oversight of the management of the Fund. The Trust currently has nine Trustees. Eight Trustees are not “interested,” as that term is defined under the 1940 Act, and have no affiliation or business connection with the Adviser or any of its affiliated persons and do not own any stock or other securities issued by the Adviser (the “Independent Trustees”). The remaining Trustee (the “Interested Trustee”) is affiliated with the Adviser.
The Independent Trustees of the Trust, their term of office and length of time served, their principal business occupations during at least the past five years, the number of portfolios in the Fund Complex (defined below) that they oversee and other directorships, if any, that they hold are shown below. The “Fund Complex” includes all open- and closed-end funds (including all of their portfolios) advised by the Adviser and any affiliated person of the Adviser. As of the date of this SAI, the “Fund Family” consists of the Trust and five other ETF trusts advised by the Adviser.

Name, Address and Year of Birth of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustees	Other Directorships Held by Independent Trustees During the Past 5 Years
Ronn R. Bagge—1958 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice Chair of the Board; Chair of the Nominating and Governance Committee and Trustee	Vice Chair since 2018; Chair of the Nominating and Governance Committee and Trustee since 2008	Founder and Principal, YQA Capital Management LLC (1998-Present); formerly, Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high- speed rotating equipment service provider) (1988- 2001).	[XX]	Chair (since 2021) and member (since 2017) of the Joint Investment Committee, Mission Aviation Fellowship and MAF Foundation; Trustee, Mission Aviation Fellowship (2017-Present).
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Name, Address and Year of Birth of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustees	Other Directorships Held by Independent Trustees During the Past 5 Years
Todd J. Barre—1957 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Trustee	Since 2010
Formerly, Assistant
Professor of Business,
Trinity Christian
College (2010-2016); Vice
President and Senior
Investment Strategist
(2001-2008), Director of
Open Architecture and
Trading (2007-2008),
Head of Fundamental
Research (2004-2007)
and Vice President and
Senior Fixed Income
Strategist (1994-2001),
BMO Financial
Group/Harris Private
Bank.
				[XX]	None.
Victoria J. Herget—1951 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Trustee	Since 2019
Formerly, Managing
Director (1993-2001),
Principal (1985-1993),
Vice President (1978-
1985) and Assistant Vice
President (1973-1978),
Zurich Scudder
Investments (investment
adviser) (and its
predecessor firms).
[XX]
Trustee Emerita (2017-
present), Trustee
(2000-2017) and Chair
(2010-2017), Newberry
Library; Member
(2002-present),
Rockefeller Trust
Committee; formerly,
Trustee, Chikaming
Open Lands (2014-
2023); Trustee, Mather
LifeWays (2001-2021);
Trustee, certain funds
in the Oppenheimer
Funds complex (2012-
2019); Board Chair
(2008-2015) and
Director (2004-2018),
United Educators
Insurance Company;
Independent Director,
First American Funds
(2003-2011); Trustee
(1992-2007), Chair of
the Board of Trustees
(1999-2007),
Investment Committee
Chair (1994-1999) and
Investment Committee
member (2007-2010),
Wellesley College;
Trustee, BoardSource
(2006-2009); Trustee,
Chicago City Day
School (1994-2005).

Marc M. Kole—1960 c/o Invesco Capital Management LLC	Chair of the Audit Committee and Trustee	Chair of the Audit Committee and Trustee	Formerly, Managing Director of Finance (2020- 2021) and Senior Director	[XX]	Formerly, Treasurer (2018-2021), Finance Committee Member
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Name, Address and Year of Birth of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustees	Other Directorships Held by Independent Trustees During the Past 5 Years
3500 Lacey Road, Suite 700 Downers Grove, IL 60515		since 2008
of Finance (2015-2020),
By The Hand Club for
Kids (not-for-profit); Chief
Financial Officer, Hope
Network (social services)
(2008-2012); Assistant
Vice President and
Controller, Priority Health
(health insurance) (2005-
2008); Regional Chief
Financial Officer, United
Healthcare (2005); Chief
Accounting Officer, Senior
Vice President of Finance,
Oxford Health Plans
(2000-2004); Audit
Partner, Arthur Andersen
LLP (1996-2000).
(2015-2021) and Audit Committee Member (2015), Thornapple Evangelical Covenant Church; Board and Finance Committee Member (2009-2017) and Treasurer (2010- 2015, 2017), NorthPointe Christian Schools.
Yung Bong Lim—1964 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chair of the Investment Oversight Committee and Trustee	Chair of the Investment Oversight Committee since 2014; Trustee since 2013	Managing Partner, RDG Funds LLC (real estate) (2008-Present); formerly, Managing Director, Citadel LLC (1999-2007).	[XX]	Board Director, Beacon Power Services, Corp. (2019-Present); formerly, Advisory Board Member, Performance Trust Capital Partners, LLC (2008-2020).
Joanne Pace—1958 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Trustee	Since 2019
Formerly, Senior Advisor,
SECOR Asset
Management, LP (2010-
2011); Managing Director
and Chief Operating
Officer, Morgan Stanley
Investment Management
(2006-2010); Partner and
Chief Operating Officer,
FrontPoint Partners, LLC
(alternative investments)
(2005-2006); Managing
Director (2003-2005),
Global Head of Human
Resources and member of
Executive Board and
Operating Committee
(2004-2005), Global Head
of Operations and Product
Control (2003-2004),
Credit Suisse (investment
banking); Managing
Director (1997-2003),
Controller and Principal
Accounting Officer (1999-
2003), Chief Financial
Officer (temporary
assignment) for the
Oversight Committee,
[XX]
Board Director, Horizon
Blue Cross Blue Shield
of New Jersey (2012-
Present); Council
Member, New York-
Presbyterian Hospital’s
Leadership Council on
Children’s and
Women’s Health
(2012-Present);
formerly, Governing
Council Member
(2016-2023) and Chair
of Education
Committee (2017-
2021), Independent
Directors Council
(IDC); Advisory Board
Director, The Alberleen
Group LLC (2012-
2021); Board Member,
100 Women in Finance
(2015-2020); Trustee,
certain funds in the
Oppenheimer Funds
complex (2012-2019);
Lead Independent
Director and Chair of
the Audit and

27

Name, Address and Year of Birth of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustees	Other Directorships Held by Independent Trustees During the Past 5 Years
Long Term Capital Management (1998-1999), Morgan Stanley.
Nominating Committee
of The Global Chartist
Fund, LLC,
Oppenheimer Asset
Management (2011-
2012); Board Director,
Managed Funds
Association (2008-
2010); Board Director
(2007-2010) and
Investment Committee
Chair (2008-2010),
Morgan Stanley
Foundation.

Gary R. Wicker—1961 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Trustee	Since 2013
Formerly, Senior Vice
President of Global
Finance and Chief
Financial Officer, RBC
Ministries (publishing
company) (2013-2024);
Executive Vice President
and Chief Financial
Officer, Zondervan
Publishing (a division of
Harper Collins/NewsCorp)
(2007-2012); Senior Vice
President and Group
Controller (2005- 2006),
Senior Vice President and
Chief Financial Officer
(2003-2004), Chief
Financial Officer (2001-
2003), Vice President,
Finance and Controller
(1999-2001) and Assistant
Controller (1997-1999),
divisions of The Thomson
Corporation (information
services provider); Senior
Audit Manager (1994-
1997),
PricewaterhouseCoopers
LLP.
				[XX]	Board and Finance Committee Member, West Michigan Youth For Christ (2010- Present); Board Member and Treasurer, Our Daily Bread Ministries Canada (2015-2024).
Donald H. Wilson—1959 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chair of the Board and Trustee	Chair since 2012; Trustee since 2008
Chair, President and Chief
Executive Officer,
McHenry Bancorp Inc. and
McHenry Savings Bank
(subsidiary) (2018-
Present); formerly, Chair
and Chief Executive
Officer, Stone Pillar
Advisors, Ltd. (2010-
2017); President and
Chief Executive Officer,
Stone Pillar Investments,
				[XX]	Director, Penfield Children’s Center (2004-Present); Board Chair, Gracebridge Alliance, Inc. (2015-Present).
28

Name, Address and Year of Birth of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustees	Other Directorships Held by Independent Trustees During the Past 5 Years

Ltd. (advisory services to
the financial sector) (2016-
2018); Chair, President
and Chief Executive
Officer, Community
Financial Shares, Inc. and
Community Bank—
Wheaton/Glen Ellyn
(subsidiary) (2013-2015);
Chief Operating Officer,
AMCORE Financial, Inc.
(bank holding company)
(2007-2009); Executive
Vice President and Chief
Financial Officer,
AMCORE Financial, Inc.
(2006-2007); Senior Vice
President and Treasurer,
Marshall & Ilsley Corp.
(bank holding company)
(1995-2006).

*
This is the date the Independent Trustee began serving the Trust. Each Independent Trustee serves an indefinite term, until his or her successor is elected.
The Interested Trustee, President and Principal Executive Officer of the Trust, his term of office and length of time served, his principal business occupations during at least the past five years, the number of portfolios in the Fund Complex overseen by the Interested Trustee and the other directorships, if any, held by the Interested Trustee, are shown below.
Name, Address and Year of Birth of Interested Trustee*	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee	Other Directorships Held by Interested Trustee During the Past 5 Years
Brian Hartigan—1978 Invesco Capital Management LLC 3500 Lacey Road Suite700 Downers Grove, IL 60515	Trustee, President and Principal Executive Officer	Trustee since 2024; President and Principal Executive Officer since 2023
President and Principal
Executive Officer, Invesco
Exchange-Traded Fund
Trust, Invesco Exchange-
Traded Fund Trust II,
Invesco India Exchange-
Traded Fund Trust,
Invesco Actively Managed
Exchange-Traded Fund
Trust, Invesco Actively
Managed Exchange-
Traded Commodity Fund
Trust and Invesco
Exchange-Traded Self-
Indexed Fund Trust (2023
– Present); Managing
Director and Global Head
of ETFs, Indexed
Strategies, SMAs and
Model Portfolios, Chief
Executive Officer and
				[XX]	None.
29

Name, Address and Year of Birth of Interested Trustee*	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee	Other Directorships Held by Interested Trustee During the Past 5 Years

Principal Executive Officer,
Invesco Capital
Management LLC (2023 -
Present); Chief Executive
Officer, Manager and
Principal Executive Officer,
Invesco Specialized
Products, LLC (2023 –
Present); Director,
Co-Chief Executive Officer
and Co-President, Invesco
Capital Markets, Inc.
(2020 – Present);
Manager and President,
Invesco Investment
Advisers LLC (2020 –
Present) and Manager,
Invesco Indexing LLC
(2023 – Present); formerly,
Global Head of ETF
Investments and Indexed
Strategy (2020 - 2023);
Global Head of ETF
Investments (2017 -
2020); Head of
Investments-PowerShares
(2015 - 2017) and
Executive Director,
Product Development,
Invesco Capital Markets,
Inc. (2010 - 2015).

*
Mr. Hartigan is considered an “interested person” (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust.
**
The Interested Trustee serves an indefinite term, until his successor is elected.
The other executive officers of the Trust, their term of office and length of time served, and their principal business occupations during at least the past five years are shown below.
Name, Address and Year of Birth of Executive Officer	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During at Least the Past 5 Years
Adrien Deberghes — 1967 Invesco Capital Management LLC, 11 Greenway Plaza Houston, TX 77046	Vice President	Since 2020
Vice President, Invesco Exchange-Traded Fund Trust, Invesco
Exchange-Traded Fund Trust II, Invesco India Exchange-Traded
Fund Trust, Invesco Actively Managed Exchange-Traded Fund
Trust, Invesco Actively Managed Exchange-Traded Commodity
Fund Trust and Invesco Exchange-Traded Self-Indexed Fund
Trust (2020-Present); Head of the Fund Office of the CFO, Fund
Administration and Vice President, Invesco Advisers, Inc. (2020-
Present); Principal Financial Officer (2020-Present), Treasurer
(2020-Present) and Senior Vice President (2023-Present), The
Invesco Funds; Director, Invesco Trust Company (2023-Present);
formerly, Vice President, The Invesco Funds (2020-2023); Senior
Vice President and Treasurer, Fidelity Investments (2008-2020).

Kelli Gallegos — 1970 Invesco Capital	Vice President and Treasurer	Since 2018	Vice President, Invesco Advisers, Inc. (2020-Present); Principal Financial and Accounting Officer- Pooled Investments, Invesco
30

Name, Address and Year of Birth of Executive Officer	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During at Least the Past 5 Years
Management LLC, 11 Greenway Plaza Houston, TX 77046
Specialized Products, LLC (2018-Present); Vice President and
Treasurer, Invesco Exchange-Traded Fund Trust, Invesco
Exchange-Traded Fund Trust II, Invesco India Exchange-Traded
Fund Trust, Invesco Actively Managed Exchange-Traded Fund
Trust, Invesco Actively Managed Exchange-Traded Commodity
Fund Trust and Invesco Exchange-Traded Self-Indexed Fund
Trust (2018-Present); Principal Financial and Accounting Officer-
Pooled Investments, Invesco Capital Management LLC (2018-
Present); Vice President and Assistant Treasurer (2008-Present),
The Invesco Funds; formerly, Principal Financial Officer (2016-
2020) and Assistant Vice President (2008-2016), The Invesco
Funds; Assistant Treasurer, Invesco Specialized Products, LLC
(2018); Assistant Treasurer, Invesco Exchange-Traded Fund
Trust, Invesco Exchange-Traded Fund Trust II, Invesco India
Exchange-Traded Fund Trust and Invesco Actively Managed
Exchange-Traded Fund Trust (2012-2018), Invesco Actively
Managed Exchange-Traded Commodity Fund Trust (2014-2018)
and Invesco Exchange-Traded Self-Indexed Fund Trust (2016-
2018); and Assistant Treasurer, Invesco Capital Management LLC
(2013-2018).

Adam Henkel — 1980 Invesco Capital Management LLC 3500 Lacey Road Suite 700 Downers Grove, IL 60515	Secretary	Since 2020
Assistant General Counsel (2024-Present) and Secretary (2020-
Present), Invesco Capital Management LLC; Secretary, Invesco
Specialized Products LLC (2020-Present); Secretary, Invesco
Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund
Trust II, Invesco India Exchange-Traded Fund Trust, Invesco
Actively Managed Exchange-Traded Fund Trust, Invesco Actively
Managed Exchange-Traded Commodity Fund Trust and Invesco
Exchange-Traded Self-Indexed Fund Trust (2020-Present);
Assistant Secretary, Invesco Capital Markets, Inc. (2020-Present);
Assistant Secretary, The Invesco Funds (2014-Present); Manager
(2020-Present) and Secretary (2022-Present), Invesco Indexing
LLC; Manager, Invesco Investment Advisers LLC (2024-Present);
formerly, Assistant Secretary, Invesco Investment Advisers LLC
(2020-2024); Assistant Secretary of Invesco Exchange-Traded
Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India
Exchange-Traded Fund Trust, Invesco Actively Managed
Exchange-Traded Fund Trust and Invesco Actively Managed
Exchange-Traded Commodity Fund Trust (2014-2020); Chief
Compliance Officer of Invesco Capital Management LLC (2017);
Chief Compliance Officer of Invesco Exchange-Traded Fund
Trust, Invesco Exchange-Traded Fund Trust II, Invesco India
Exchange-Traded Fund Trust, Invesco Actively Managed
Exchange-Traded Fund Trust and Invesco Actively Managed
Exchange-Traded Commodity Fund Trust (2017); Senior Counsel,
Invesco, Ltd. (2013-2020); Assistant Secretary, Invesco
Specialized Products, LLC (2018-2020); Head of Legal - ETFs,
Invesco Capital Management LLC and Invesco Specialized
Products, LLC (2020-2024).

Peter Hubbard — 1981 Invesco Capital Management LLC 3500 Lacey Road Suite 700 Downers Grove, IL 60515	Vice President	Since 2009
Vice President, Invesco Specialized Products, LLC (2018-
Present); Vice President, Invesco Exchange-Traded Fund Trust,
Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-
Traded Fund Trust, Invesco Actively Managed Exchange-Traded
Fund Trust (2009-Present), Invesco Actively Managed Exchange-
Traded Commodity Fund Trust (2014-Present) and Invesco
Exchange-Traded Self-Indexed Fund Trust (2016-Present); Vice
President and Director of Portfolio Management, Invesco Capital
Management LLC (2010-Present); Vice President, Invesco
Advisers, Inc. (2020-Present); formerly, Vice President of Portfolio

31

Name, Address and Year of Birth of Executive Officer	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During at Least the Past 5 Years

Management, Invesco Capital Management LLC (2008-2010);
Portfolio Manager, Invesco Capital Management LLC (2007-
2008); Research Analyst, Invesco Capital Management LLC
(2005-2007); Research Analyst and Trader, Ritchie Capital, a
hedge fund operator (2003-2005).

Rudolf E. Reitmann — 1971 Invesco Capital Management LLC 3500 Lacey Road Suite 700 Downers Grove, IL 60515	Vice President	Since 2013
Head of Global Exchange Traded Funds Services, Invesco
Specialized Products, LLC (2018-Present); Vice President,
Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded
Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco
Actively Managed Exchange-Traded Fund Trust (2013-Present),
Invesco Actively Managed Exchange-Traded Commodity Fund
Trust (2014-Present) and Invesco Exchange-Traded Self-Indexed
Fund Trust (2016-Present); Head of Global Exchange Traded
Funds Services, Invesco Capital Management LLC (2013-
Present); Vice President, Invesco Capital Markets, Inc. (2018-
Present).

Melanie Zimdars — 1976 Invesco Capital Management LLC 3500 Lacey Road Suite 700 Downers Grove, IL 60515	Chief Compliance Officer	Since 2017
Chief Compliance Officer, Invesco Specialized Products, LLC
(2018-Present); Chief Compliance Officer, Invesco Capital
Management LLC (2017-Present); Chief Compliance Officer,
Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded
Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco
Actively Managed Exchange-Traded Fund Trust, Invesco Actively
Managed Exchange-Traded Commodity Fund Trust and Invesco
Exchange-Traded Self-Indexed Fund Trust (2017-Present);
formerly, Vice President and Deputy Chief Compliance Officer,
ALPS Holding, Inc. (2009-2017); Mutual Fund Treasurer/ Chief
Financial Officer, Wasatch Advisors, Inc. (2005-2008); Compliance
Officer, U.S. Bancorp Fund Services, LLC (2001-2005).

*
This is the date the Officer began serving the Trust in his or her current position. Each Officer serves an indefinite term, until his or her successor is elected.
The Fund is newly established. As of the date of this SAI, none of the Trustees held equity securities in the Fund. [As of [         ], each Trustee held in the aggregate over $100,000 in equity securities in all of the registered investment companies overseen by the Trustees in the Fund Family. ] The holdings of Messrs. Bagge and Lim and Ms. Pace include Shares of certain funds in which they are deemed to be invested pursuant to the Trust’s deferred compensation plan (“DC Plan”), which is described below.
[As of the date of this SAI, as to each Independent Trustee and his or her immediate family members, no person owned, beneficially or of record, securities in an investment adviser or principal underwriter of the Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment adviser or principal underwriter of the Fund.]
Board and Committee Structure. As noted above, the Board is responsible for oversight of the Fund, including oversight of the duties performed by the Adviser for the Fund under the investment advisory agreement, as amended and restated, between the Adviser and the Trust, on behalf of the Fund (the “Investment Advisory Agreement”). The Board generally meets in regularly scheduled meetings five times a year and may meet more often as required. During the Trust’s fiscal year ended [October 31, 2024], the Board held [six] meetings.
The Board has three standing committees, the Audit Committee, the Investment Oversight Committee and the Nominating and Governance Committee, and has delegated certain responsibilities to those Committees.
Mr. Kole (Chair), Ms. Pace, and Messrs. Wicker and Wilson currently serve as members of the Audit Committee. The Audit Committee has the responsibility, among other things, to: (i) approve and recommend
32

to the Board the selection of the Trust’s independent registered public accounting firm, (ii) review the scope of the independent registered public accounting firm’s audit activity, (iii) review the audited financial statements, and (iv) review with such independent registered public accounting firm the adequacy and the effectiveness of the Trust’s internal controls over financial reporting. During the Trust’s fiscal year ended [October 31, 2024], the Audit Committee held [five] meetings.
Mr. Bagge, Dr. Barre, Ms. Herget and Mr. Lim (Chair) currently serve as members of the Investment Oversight Committee. The Investment Oversight Committee has the responsibility, among other things, (i) to review fund investment performance, including tracking error and correlation to a fund’s underlying index, (ii) to review any proposed changes to a fund’s investment policies, comparative benchmark indices or underlying index, and (iii) to review a fund’s market trading activities and portfolio transactions. The Investment Oversight Committee also oversees the Adviser’s process for fair valuing the Fund’s portfolio investments and receives reports from the Adviser regarding the fair valuation of the Fund’s portfolio investments in accordance with the Adviser’s Valuation Procedures, which have been approved by the Board (the “Valuation Procedures”). During the Trust’s fiscal year ended [October 31, 2024], the Investment Oversight Committee held [four] meetings.
Mr. Bagge (Chair), Dr. Barre, Ms. Herget, Messrs. Kole and Lim, Ms. Pace, and Messrs. Wicker and Wilson currently serve as members of the Nominating and Governance Committee. The Nominating and Governance Committee has the responsibility, among other things, to identify and recommend individuals for Board membership and evaluate candidates for Board membership. The Board will consider recommendations for trustees from shareholders. Nominations from shareholders should be in writing and sent to the Secretary of the Trust to the attention of the Chair of the Nominating and Governance Committee, as described below under the caption “Shareholder Communications.” During the Trust’s fiscal year ended [October 31, 2024], the Nominating and Governance Committee held [four] meetings.
Mr. Wilson, one of the Independent Trustees, serves as the chair of the Board (the “Independent Chair”). The Independent Chair, among other things, chairs the Board meetings, participates in the preparation of the Board agendas and serves as a liaison between, and facilitates communication among, the other Independent Trustees, the full Board, the Adviser and other service providers with respect to Board matters. Mr. Bagge, as Chair of the Nominating and Governance Committee, serves as Vice Chair of the Board (“Vice Chair”). In the absence of the Independent Chair, the Vice Chair is responsible for all of the Independent Chair’s duties and may exercise any of the Independent Chair’s powers. The Chairs of each Committee also serve as liaisons between the Adviser and other service providers and the other Independent Trustees for matters pertaining to the respective Committee. The Board believes that its current leadership structure is appropriate taking into account the assets and number of funds in the Fund Family overseen by the Trustees, the size of the Board and the nature of the funds’ business, as the officers of the Trust provide the Board with insight as to the daily management of the funds while the Independent Chair promotes independent oversight of the funds by the Board.
Risk Oversight. The Fund is subject to a number of risks, including operational, investment and compliance risks. The Board, directly and through its Committees, as part of its oversight responsibilities, oversees the services provided by the Adviser and the Trust’s other service providers in connection with the management and operations of the Fund, as well as their associated risks. Under the oversight of the Board, the Trust, the Adviser and other service providers have adopted policies, procedures and controls to address these risks. The Board, directly and through its Committees, receives and reviews information from the Adviser, other service providers, the Trust’s independent registered public accounting firm, Trust counsel and counsel to the Independent Trustees to assist it in its oversight responsibilities. This information includes, but is not limited to, reports regarding the Fund’s investments, including Fund performance and investment practices, valuation of Fund portfolio securities, and compliance. The Board also reviews, and must approve any proposed changes to, the Fund’s investment objective, policies and restrictions, and reviews any areas of non-compliance with the Fund’s investment policies and restrictions. The Audit Committee monitors the Trust’s accounting policies, financial reporting and internal control system and reviews any internal audit reports impacting the Trust. As part of its compliance oversight, the Board reviews the annual compliance report issued by the Trust’s Chief Compliance Officer on the policies and procedures of the Trust and its
33

service providers, proposed changes to those policies and procedures and quarterly reports on any material compliance issues that arose during the period.
Experience, Qualifications and Attributes. As noted above, the Nominating and Governance Committee is responsible for identifying, evaluating and recommending trustee candidates. The Nominating and Governance Committee reviews the background and the educational, business and professional experience of trustee candidates and the candidates’ expected contributions to the Board. Trustees selected to serve on the Board are expected to possess relevant skills and experience, time availability and the ability to work well with the other Trustees. In addition to these qualities and based on each Trustee’s experience, qualifications and attributes and the Trustees’ combined contributions to the Board, the following is a brief summary of the information that led to the conclusion that each Board member should serve as a Trustee.
Mr. Bagge has served as a trustee and Chair of the Nominating and Governance Committee with the Fund Family since 2003 and as Vice Chair with the Fund Family since 2018. He founded YQA Capital Management, LLC in 1998 and has since served as a principal. Mr. Bagge has served as Chair (since 2021) and a member (since 2017) of the Joint Investment Committee of Mission Aviation Fellowship and MAF Foundation, and has served as a member of the Board of Trustees of Mission Aviation Fellowship since 2017. Previously, Mr. Bagge was the owner and CEO of Electronic Dynamic Balancing Company from 1988 to 2001. He began his career as a securities analyst for institutional investors, including CT&T Asset Management and J.C. Bradford & Co. The Board considered that Mr. Bagge has served as a board member or advisor for several privately held businesses and charitable organizations and the executive, investment and operations experience that Mr. Bagge has gained over the course of his career and through his financial industry experience.
Dr. Barre has served as a trustee with the Fund Family since 2010. He served as Assistant Professor of Business at Trinity Christian College from 2010 to 2016. Additionally, he earned his Doctor of Business Administration degree from Anderson University in 2019 with final dissertation research focused on exchange-traded funds. Previously, he served in various positions with BMO Financial Group/Harris Private Bank, including Vice President and Senior Investment Strategist (2001-2008), Director of Open Architecture and Trading (2007-2008), Head of Fundamental Research (2004-2007) and Vice President and Senior Fixed Income Strategist (1994-2001). From 1983 to 1994, Dr. Barre was with the Office of the Manager of Investments at Commonwealth Edison Co. He also was a staff accountant at Peat Marwick Mitchell & Co. from 1981 to 1983. The Board considered the executive, financial and investment experience that Dr. Barre has gained over the course of his career and through his financial industry experience.
Mr. Hartigan has served as a trustee with the Fund Family since 2024. He has served as Managing Director, Global Head of ETFs, Indexed Strategies, SMAs and Model Portfolios, and Chief Executive Officer and Principal Executive Officer of the Adviser since 2023. Before that, Mr. Hartigan served as Global Head of ETF Investments of the Adviser since 2015 and held various other senior level positions with the Adviser and its affiliates since 2010. In addition, Mr. Hartigan has served as President and Principal Executive Officer of the Fund Family since 2023. The Board considered Mr. Hartigan’s senior executive positions with the Adviser.
Ms. Herget has served as a trustee with the Fund Family since 2019. She has served as Trustee (2000- 2017), Chair (2010-2017) and Trustee Emerita (since 2017) of Newberry Library, and as a member of the Rockefeller Trust Committee since 2002. Previously, she served as Trustee of Chikaming Open Lands (2014-2023), Trustee of Mather LifeWays (2001-2021), as Board Chair (2008-2015) and Director (2004-2018) of United Educators Insurance Company, as Trustee of certain funds in the Oppenheimer Funds complex (2012- 2019) and as Independent Director of the First American Funds (2003-2011). Ms. Herget served as Managing Director (1993-2001), Principal (1985-1993), Vice President (1978-1985) and Assistant Vice President (1973- 1978) of Zurich Scudder Investments (and its predecessor firms), as Trustee (1992-2007), Chair of the Board of Trustees (1999-2007), Investment Committee Chair (1994-1999) and Investment Committee member (2007-2010) of Wellesley College and as Trustee of BoardSource (2006-2009) and Chicago City Day School (1994-2005). The Board considered the executive, financial and investment experience that Ms. Herget has gained over the course of her career and through her financial industry experience.
34

Mr. Kole has served as a trustee with the Fund Family since 2006 and Chair of the Audit Committee with the Fund Family since 2008. He was the Managing Director of Finance from 2020 to 2021 and was Senior Director of Finance from 2015 to 2020, of By The Hand Club for Kids. Mr. Kole also was the Chief Financial Officer of Hope Network from 2008 to 2012 and he was the Assistant Vice President and Controller at Priority Health from 2005 to 2008, Regional Chief Financial Officer of United Healthcare from 2004 to 2005, Chief Accounting Officer and Senior Vice President of Finance of Oxford Health Plans from 2000 to 2004 and Audit Partner at Arthur Andersen LLP from 1996 to 2000. Mr. Kole served as Treasurer (2018-2021), Finance Committee Member (2015-2021) and Audit Committee Member (2015) of Thornapple Evangelical Covenant Church and he served as Board and Finance Committee Member (2009-2017) and Treasurer (2010-2015, 2017) of NorthPointe Christian Schools. The Board has determined that Mr. Kole qualifies as an “audit committee financial expert” as defined by the SEC. The Board considered the executive, financial and operations experience that Mr. Kole has gained over the course of his career and through his financial industry experience.
Mr. Lim has served as a trustee with the Fund Family since 2013 and Chair of the Investment Oversight Committee with the Fund Family since 2014. He has been a Managing Partner of RDG Funds LLC since 2008. Previously, he was a Managing Director and the Head of the Securitized Products Group of Citadel LLC (1999-2007). Prior to his employment with Citadel LLC, he was a Managing Director with Salomon Brothers Inc. Mr. Lim has served as a Board Director of Beacon Power Services, Corp. since 2019 and served as an Advisory Board Member of Performance Trust Capital Partners, LLC (2008-2020). The Board considered the executive, financial, operations and investment experience that Mr. Lim has gained over the course of his career and through his financial industry experience.
Ms. Pace has served as a trustee with the Fund Family since 2019. She has served as Board Director of Horizon Blue Cross Blue Shield of New Jersey since 2012, and as a Council Member of New York-Presbyterian Hospital’s Leadership Council on Children’s and Women’s Health since 2012. Previously, she has served as Governing Council Member (2016-2023) and Chair of Education Committee (2017-2021) of Independent Directors Council (IDC), an Advisory Board Director of The Alberleen Group LLC (2012-2021), a Board Member of 100 Women in Finance (2015-2020), a Trustee of certain funds in the Oppenheimer Funds complex (2012-2019), as Senior Advisor of SECOR Asset Management, LP (2010-2011), as Managing Director and Chief Operating Officer of Morgan Stanley Investment Management (2006-2010) and as Partner and Chief Operating Officer of FrontPoint Partners, LLC (2005-2006). Ms. Pace also held the following positions at Credit Suisse: Managing Director (2003-2005); Global Head of Human Resources and member of Executive Board and Operating Committee (2004-2005), and Global Head of Operations and Product Control (2003-2004). She also held the following positions at Morgan Stanley: Managing Director (1997-2003), Controller and Principal Accounting Officer (1999-2003); and Chief Financial Officer (temporary assignment) for the Oversight Committee, Long Term Capital Management (1998-1999). She also served as Lead Independent Director and Chair of the Audit and Nominating Committee of The Global Chartist Fund, LLC of Oppenheimer Asset Management (2011-2012), as Board Director of Managed Funds Association (2008-2010) and as Board Director of Morgan Stanley Foundation (2007-2010) and Investment Committee Chair (2008-2010). The Board has determined that Ms. Pace qualifies as an “audit committee financial expert” as defined by the SEC. The Board considered the executive, financial, operations and investment experience that Ms. Pace has gained over the course of her career and through her financial industry experience.
Mr. Wicker has served as a trustee with the Fund Family since 2013. He served as Senior Vice President of Global Finance and Chief Financial Officer at RBC Ministries from 2013 to 2024. Previously, he was the Executive Vice President and Chief Financial Officer of Zondervan Publishing from 2007 to 2012. Prior to his employment with Zondervan Publishing, he held various positions with divisions of The Thomson Corporation, including Senior Vice President and Group Controller (2005-2006), Senior Vice President and Chief Financial Officer (2003-2004), Chief Financial Officer (2001-2003), Vice President, Finance and Controller (1999-2001) and Assistant Controller (1997-1999). Prior to that, Mr. Wicker was Senior Manager in the Audit and Business Advisory Services Group of Price Waterhouse (1994-1996). Mr. Wicker served as a Board and Finance Committee Member of West Michigan Youth For Christ (2010-Present) and as a Board Member and Treasurer of Our Daily Bread Ministries Canada (2015-2024). The Board has determined that Mr. Wicker qualifies as an
35

“audit committee financial expert” as defined by the SEC. The Board considered the executive, financial and operations experience that Mr. Wicker has gained over the course of his career and through his financial industry experience.
Mr. Wilson has served as a trustee with the Fund Family since 2006 and as the Independent Chair with the Fund Family since 2012. He also served as lead Independent Trustee in 2011. He has served as the Chair, President and Chief Executive Officer of McHenry Bancorp Inc. and McHenry Savings Bank since 2018. Previously, he was Chair and Chief Executive Officer of Stone Pillar Advisors, Ltd. (2010-2017). He was also President and Chief Executive Officer of Stone Pillar Investments, Ltd. (2016-2018). Mr. Wilson was also the Chair, President and Chief Executive Officer of Community Financial Shares, Inc. and its subsidiary, Community Bank—Wheaton/Glen Ellyn (2013-2015). He also was the Chief Operating Officer (2007-2009) and Executive Vice President and Chief Financial Officer (2006-2007) of AMCORE Financial, Inc. Mr. Wilson also served as Senior Vice President and Treasurer of Marshall & Ilsley Corp. from 1995 to 2006. He started his career with the Federal Reserve Bank of Chicago, serving in several roles in the bank examination division and the economic research division. Mr. Wilson has served as a Director of Penfield Children’s Center (2004-Present) and as Board Chair of Gracebridge Alliance, Inc. (2015-Present). The Board has determined that Mr. Wilson qualifies as an “audit committee financial expert” as defined by the SEC. The Board considered the executive, financial and operations experience that Mr. Wilson has gained over the course of his career and through his financial industry experience.
This disclosure is not intended to hold out any Trustee as having any special expertise and shall not impose greater duties, obligations or liabilities on the Trustees. The Trustees’ principal occupations during at least the past five years are shown in the above tables.
For his or her services as a Trustee of the Trust and other trusts in the Fund Family, each Independent Trustee receives an annual retainer of $390,000 (the “Retainer”). The Retainer for the Independent Trustees is allocated half pro rata among all the funds in the Fund Family and the other half is allocated among all of the funds in the Fund Family based on average net assets. The Independent Chair receives an additional $130,000 per year for his service as the Independent Chair, allocated in the same manner as the Retainer. The chair of the Audit Committee receives an additional fee of $40,000 per year, the chair of the Nominating and Governance Committee receives an additional fee of $35,000 per year and the chair of the Investment Oversight Committee receives an additional fee of $30,000 per year, each allocated in the same manner as the Retainer. Prior to January 1, 2025, the Retainer for each Independent Trustee was $370,000, the Independent Chair received an additional fee of $120,000 and the chair of the Audit Committee received an additional fee of $35,000. Each Trustee also is reimbursed for travel and other out-of-pocket expenses incurred in attending Board and committee meetings.
The DC Plan allows each Independent Trustee to defer payment of all, or a portion, of the fees that the Trustee receives for serving on the Board throughout the year. Each eligible Trustee generally may elect to have deferred amounts credited with a return equal to the total return of one or more registered investment companies within the Fund Family that are offered as investment options under the DC Plan. At the Trustee’s election, distributions are either in one lump sum payment, or in the form of equal annual installments over a period of years designated by the Trustee. The rights of an eligible Trustee and the beneficiaries to the amounts held under the DC Plan are unsecured, and such amounts are subject to the claims of the creditors of a fund. The Independent Trustees are not eligible for any pension or profit sharing plan in their capacity as Trustees.
The following sets forth the fees paid to each Trustee for the fiscal year ended [October 31, 2024].
Name of Trustee	Aggregate Compensation From the Trust(1)	Pension or Retirement Benefits accrued as part of Fund Expenses	Total Compensation Paid From Fund Complex(2)
Independent Trustees
Ronn R. Bagge	$[XX]	N/A	$[XX]
Todd J. Barre	$[XX]	N/A	$[XX]
Edmund P. Giambastiani, Jr.(3)	$[XX]	N/A	$[XX]
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Name of Trustee	Aggregate Compensation From the Trust(1)	Pension or Retirement Benefits accrued as part of Fund Expenses	Total Compensation Paid From Fund Complex(2)
Victoria J. Herget	$[XX]	N/A	$[XX]
Marc M. Kole	$[XX]	N/A	$[XX]
Yung Bong Lim	$[XX]	N/A	$[XX]
Joanne Pace	$[XX]	N/A	$[XX]
Gary R. Wicker	$[XX]	N/A	$[XX]
Donald H. Wilson	$[XX]	N/A	$[XX]
Interested Trustee
Brian Hartigan(4)	N/A	N/A	N/A
Anna Paglia(5)	N/A	N/A	N/A
(1)
Because the Fund had not commenced operations as of [October 31, 2024], the Fund did not pay any of the amounts shown in this table.
(2)
The amounts shown in this column represent the aggregate compensation paid by all funds of the trusts in the Fund Family for the fiscal year ended [October 31, 2024], before deferral by the Trustee under the DC Plan. During the fiscal year ended [October 31, 2024], Mr. Lim deferred [XX] of his compensation, Mr. Wilson deferred [XX] of his compensation and Ms. Herget deferred [XX] of her compensation.
(3)
Admiral Giambastiani retired from the Board effective May 2, 2024.
(4)
Mr. Hartigan was appointed to the Board effective December 12, 2024.
(5)
Ms. Paglia resigned from the Board effective November 28, 2023.
Management Ownership. As of [      ], the Trustees and Officers, as a group, owned none of the Fund’s outstanding Shares.
Principal Holders and Control Persons. [The Fund is new and, as of the date of this SAI, no person owned of record more than 5% of the outstanding Shares. ]
Shareholder Communications. Shareholders may send communications to the Trust's Board by addressing the communications directly to the Board (or individual Board members) and/or otherwise clearly indicating in the salutation that the communication is for the Board (or individual Board members). Shareholders may send the communication to either the Trust's office or directly to such Board members at the address specified for each Trustee. Management will review and generally respond to other shareholder communications the Trust receives that are not directly addressed and sent to the Board. Such communications will be forwarded to the Board at management's discretion based on the matters contained therein.
Investment Adviser. The Adviser provides investment tools and portfolios for advisers and investors. The Adviser is committed to theoretically sound portfolio construction and empirically verifiable investment management approaches. Its asset management philosophy and investment discipline are rooted deeply in the application of intuitive factor analysis and model implementation to enhance investment decisions.
The Adviser acts as investment adviser for, and manages the investment and reinvestment of, the assets of the Fund. For the Fund, the Adviser oversees the Sub-Adviser and delegates to the Sub-Adviser the duties of the investment and reinvestment of the Fund’s assets. The Adviser also administers the Trust’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions.
Invesco Capital Management LLC, organized February 7, 2003, is located at 3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515. Invesco Ltd. is the parent company of the Adviser and the Sub-Adviser and is located at 1331 Spring Street N.W., Suite 2500, Atlanta, Georgia 30309. Invesco Ltd. and its subsidiaries are an independent global investment management group.
Sub-Adviser. Invesco Advisers manages the investment and reinvestment of the assets of the Fund on an ongoing basis under the supervision of the Adviser. Invesco Advisers is located at 1331 Spring Street N.W., Suite 2500, Atlanta, Georgia 30309.
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Portfolio Managers. The Adviser and Sub-Adviser use a team of portfolio managers (the “Portfolio Managers”), investment strategists and other investment specialists. This team approach brings together many disciplines and leverages the Adviser’s and Sub-Adviser’s extensive resources. Robert P. Dunphy and Ananya Lodaya are jointly and primarily responsible for the day-to-day management of the Fund.
The information below reflects the other funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) registered investment companies, (ii) other pooled investment vehicles and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date.
As of [      ], Mr. Robert Dunphy managed [XX] registered investment companies with approximately $[XX] in assets, [XX] other pooled investment vehicles with approximately $[XX] in assets and [XX] other accounts with approximately $[XX] in assets.
As of [      ], Ms. Ananya Lodaya managed [XX] registered investment companies with approximately $[XX] in assets, [XX] other pooled investment vehicles with approximately $[XX] in assets and [XX] other accounts with approximately $[XX] in assets.
Portfolio Managers. The Sub-Adviser use a team of portfolio managers (the “Portfolio Managers”), investment strategists and other investment specialists. This team approach brings together many disciplines and leverages the Sub-Adviser’s extensive resources. Robert P. Dunphy and Ananya Lodaya are jointly and primarily responsible for the day-to-day management of the Fund.
The information below reflects the other funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) registered investment companies, (ii) other pooled investment vehicles and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date.
As of [      ], Mr. Robert Dunphy managed [XX] registered investment companies with approximately $[XX] in assets, [XX] other pooled investment vehicles with approximately $[XX] in assets and [XX] other accounts with approximately $[XX] in assets.
As of [      ], Ms. Ananya Lodaya managed [XX] registered investment companies with approximately $[XX] in assets, [XX] other pooled investment vehicles with approximately $[XX] in assets and [XX] other accounts with approximately $[XX] in assets.
Because the portfolio managers of the Adviser and/or Sub-Adviser may manage assets for other investment companies, pooled investment vehicles and/or other accounts, there may be an incentive to favor one client over another, resulting in conflicts of interest. For instance, the Adviser and/or Sub-Adviser may receive fees from certain accounts that are higher than the fee it receives from the Fund. In addition, a conflict of interest could exist to the extent that the Adviser and/or Sub-Adviser has proprietary investments in certain accounts, where portfolio managers have personal investments in certain accounts or when certain accounts are investment options in the Adviser and/or Sub-Adviser’s employee benefits and/or deferred compensation plans. If the Adviser and/or Sub-Adviser manages accounts that engage in short sales of securities of the type in which the Fund invests, the Adviser and/or Sub-Adviser could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall. The Adviser and/or Sub-Adviser have adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.
Description of Compensation Structure—Sub-Adviser. The Sub-Adviser seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. The Sub-Adviser’s portfolio managers receive a base salary, an incentive bonus opportunity, and an equity compensation opportunity. The Sub-Adviser’s portfolio manager compensation is reviewed and
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may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote competitive Fund performance. The Sub-Adviser evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. The Sub-Adviser’s portfolio manager’s compensation consists of the following three elements:
Base Salary. The Sub-Adviser’s portfolio managers are paid a base salary. In setting the base salary, the Sub-Adviser’s intention is to be competitive in light of the Sub-Adviser’s portfolio manager’s experience and responsibilities.
Annual Bonus. The Sub-Adviser’s portfolio managers are eligible, along with other employees of the Sub-Adviser, to participate in a discretionary year-end bonus pool. The Compensation Committee of Invesco Ltd. reviews and approves the amount of the bonus pool available considering investment performance and financial results in its review. In addition, while having no direct impact on individual bonuses, assets under management are considered when determining the starting bonus funding levels. The Sub-Adviser’s portfolio manager is eligible to receive an annual cash bonus which is based on quantitative (i.e., investment performance) and non-quantitative factors (which may include, but are not limited to, individual performance, risk management and teamwork).
The Sub-Adviser’s portfolio manager’s compensation is linked to the pre-tax investment performance of the funds/accounts managed by the Sub-Adviser’s portfolio manager as described in Table 1 below.
Sub-Adviser	Performance Time Period(1)
Invesco Advisers(2)	One-, Three- and Five-year performance against Fund peer group.
(1)
Rolling time periods based on calendar year end.
(2)
Sub-Adviser portfolio managers may be granted an annual deferral award that vests on a pro rata basis over a four-year period and final payments are based on the performance of eligible funds selected by the Sub-Adviser portfolio manager at the time the award is granted.
High investment performance (against applicable peer group) would deliver compensation generally associated with top pay in the industry (determined by reference to the third-party provided compensation survey information) and poor investment performance (versus applicable peer group) would result in low bonus compared to the applicable peer group or no bonus at all. These decisions are reviewed and approved collectively by senior leadership which has responsibility for executing the compensation approach across the organization.
There is no policy regarding, or agreement with, the Sub-Adviser’s portfolio managers or any other senior executive of the Sub-Adviser to receive bonuses or any other compensation in connection with the performance of any of the funds managed by the Sub-Adviser’s portfolio managers.
Deferred/Long Term Compensation. The Sub-Adviser’s portfolio managers may be granted an annual deferral award that allows them to select receipt of shares of certain sub-advised funds with a four year pro rata vesting period as well as common shares and/or restricted shares of Invesco Ltd. stock from pools determined from time to time by the Compensation Committee of Invesco Ltd.’s Board of Directors. The vesting period aligns the interests of the Sub-Adviser’s portfolio managers with the long-term interests of clients and shareholders, and creates an incentive to retain key talent.
The Sub-Adviser’s portfolio managers also participate in benefit plans and programs available generally to all employees.
Portfolio Holdings. As of the date of this SAI, the Fund has not yet commenced investment operations, and none of the Portfolio Managers beneficially own any Shares.
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Investment Advisory Agreement. Pursuant to an investment advisory agreement between the Adviser and the Trust (the “Investment Advisory Agreement”), the Fund has agreed to pay the Adviser for its services an annual fee equal to a percentage of its average daily net assets as set forth below (the “Advisory Fee”).
Fund	Advisory Fee
Invesco International Growth Equity ETF	[XX]%

The Advisory Fee paid by the Fund to the Adviser set forth in the table above is an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Fund including payments to the Sub-Adviser, the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, Acquired Fund Fees and Expenses, if any, litigation expenses, and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).
The Fund may invest in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser (collectively, “Underlying Affiliated Investments”). The indirect portion of the advisory fees that the Fund incurs through such Underlying Affiliated Investments is in addition to the Advisory Fee payable to the Adviser by the Fund. Therefore, the Adviser has agreed to waive the Advisory Fee payable by the Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s Underlying Affiliated Investments or (ii) the Advisory Fee available to be waived. This waiver does not apply to the Fund’s investment of cash collateral received for securities lending. This waiver is in place through at least [         ], and there is no guarantee that the Adviser will extend it past that date.
Under the Investment Advisory Agreement, the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the Investment Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Investment Advisory Agreement continues in effect (following its initial term) only if approved annually by the Board, including a majority of the Independent Trustees. The Investment Advisory Agreement terminates automatically upon assignment and is terminable at any time without penalty as to the Fund by the Board, including a majority of the Independent Trustees, or by vote of the holders of a majority of that Fund’s outstanding voting securities on 60 days’ written notice to the Adviser, or by the Adviser on 60 days’ written notice to the Fund.
Sub-Advisory Agreements. The Adviser has entered into sub-advisory agreements with certain affiliates to serve as sub-advisers to the Fund (each, a “Sub-Advisory Agreement”) pursuant to which these affiliated sub-advisers may be appointed by the Adviser from time to time to provide discretionary investment management services, investment advice and/or order execution services to the Fund. These affiliated sub-advisers are:
●
Invesco Advisers, Inc. (previously defined as “Invesco Advisers”);
●
Invesco Asset Management Deutschland GmbH (“Invesco Deutschland”);
●
Invesco Asset Management Limited (“Invesco Asset Management”);
●
Invesco Asset Management (Japan) Limited (“Invesco Japan”);
●
Invesco Hong Kong Limited (“Invesco Hong Kong”);
●
Invesco Senior Secured Management, Inc. (“ISSM”); and
●
Invesco Canada Ltd. (“Invesco Canada”).
The Adviser and each affiliated sub-adviser listed above are indirect, wholly owned subsidiaries of Invesco Ltd. Under each Sub-Advisory Agreement, each sub-adviser will not be liable for any error of
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judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the Sub-Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of sub-adviser in the performance of its duties or from reckless disregard of its duties and obligations thereunder. Each Sub-Advisory Agreement continues in effect (following their initial term) only if approved annually by the Board, including a majority of the Independent Trustees.
Each Sub-Advisory Agreement terminates automatically upon assignment or termination of the Advisory Agreement and are terminable at any time without penalty as to the Fund by the Board, including a majority of the Independent Trustees, or by vote of the holders of a majority of the Fund’s outstanding voting securities on 60 days’ written notice to the Sub-Adviser, by the Adviser on 60 days’ written notice to the Sub-Adviser or by the Sub-Adviser on 60 days’ written notice to the Trust.
Invesco Advisers currently serves as Sub-Adviser to the Fund. The Adviser pays the Sub-Adviser a fee which will be computed daily and paid as of the last day of each month equal to [XX]% of the Adviser’s monthly compensation with respect to the assets of the Fund for which the Sub-Adviser provides sub-advisory services. On an annual basis, the Sub-Advisory fee is equal to [XX]% of the Adviser’s compensation of the sub-advised assets per year.
Invesco Advisers is located at 1331 Spring Street N.W., Suite 2500, Atlanta, Georgia 30309.
Invesco Deutschland is located at An der Welle 5, 1st Floor, Frankfurt, Germany 60322.
Invesco Asset Management is located at Perpetual Park, Perpetual Park Drive, Henley-on-Thames, Oxfordshire, RG9 1HH, United Kingdom.
Invesco Japan is located at Roppongi Hills Mori Tower 14th Floor, 6-10-1 Roppongi, Minato-ku, Tokyo 106-6114, Japan.
Invesco Hong Kong is located at 45F Jardine House, 1 Connaught Place, Central, Hong Kong.
ISSM is located at 225 Liberty Street, New York, New York 10281.
Invesco Canada is located at 120 Bloor Street East, Suite 700, Toronto, Ontario, Canada M4W 1B7.
Payments to Financial Intermediaries. The Adviser, the Distributor and/or their affiliates may enter into contractual arrangements with certain broker-dealers, banks and other financial intermediaries (each, an “Intermediary” and together, the “Intermediaries”) that the Adviser, the Distributor and/or their affiliates believe may benefit the Fund or other Invesco ETFs generally. Pursuant to such arrangements, the Adviser, the Distributor and/or their affiliates may provide cash payments or non-cash compensation, from their own assets and not from the assets of the Fund, to Intermediaries for certain activities that are designed to make registered representatives and other professionals more knowledgeable about exchange-traded products, including the Fund; or for other activities, such as marketing, presentations, educational training programs, conferences, data collection and provision, technology support, the development of technology platforms and reporting systems, and providing their customers with access to the Fund via online platforms. The Adviser, the Distributor, or their affiliates may, from their own assets, provide payments to intermediaries for reimbursement of costs or otherwise support services or other activities that the Adviser, the Distributor and/or their affiliates believe may facilitate investment in the Fund or other Invesco ETFs.
Any payments made pursuant to such arrangements may vary in any year and may be different for different Intermediaries. In certain cases, the payments described here may be subject to certain minimum payment levels. Although a portion of the Adviser’s revenue comes directly or indirectly in part from fees paid by the Fund, payments to Intermediaries are not financed by the Fund and therefore do not increase the price paid by investors for the purchase of shares of, or the costs of owning, the Fund or reduce the amount received by a shareholder as proceeds from the redemption of Shares. As a result, such payments are not reflected in the fees and expenses listed in the fees and expenses sections of the Fund’s Prospectus.
The Adviser periodically assesses the advisability of continuing to make these payments. Payments to an Intermediary may be significant to that Intermediary, and amounts that Intermediaries pay to your adviser, broker or other investment professional, if any, may also be significant to such adviser, broker or investment
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professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend the Fund over other investments. The same conflict of interest exists with respect to your financial adviser, broker or investment professionals if he or she receives similar payments from his or her intermediary firm.
[As of [      ], the Intermediaries receiving such payments include Charles Schwab, Equitable Advisors, Jane Street Financial Limited, LPL Financial, Morgan Stanley Smith Barney LLC, Nitrogen Wealth Inc., Pershing LLC, Raymond James and Wells Fargo.]
Please contact your salesperson, adviser, broker or other investment professional for more information regarding any such payments or financial incentives his or her intermediary firm may receive. Any payments made, or financial incentives offered, by the Adviser, Distributor and/or their affiliates to an Intermediary may create the incentive for the Intermediary to encourage customers to buy Shares.
Administrator. BNYM serves as administrator for the Fund. Its principal address is 240 Greenwich Street, New York, NY 10286.
BNYM serves as Administrator for the Fund pursuant to a fund administration and accounting agreement (the “Administrative Services Agreement”) with the Trust. Under the Administrative Services Agreement, BNYM is obligated, on a continuous basis, to provide such administrative services as the Board reasonably deems necessary for the proper administration of the Trust and the Fund. BNYM will generally assist in many aspects of the Trust's and the Fund’s operations, including accounting, bookkeeping and record keeping services (including, without limitation, the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other service providers); assist in preparing reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; and supply supporting documentation for meetings of the Board.
Pursuant to the Administrative Services Agreement, the Trust has agreed to indemnify the Administrator for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from negligence or willful misconduct in the performance of its duties.
The administrative fees paid to BNYM are included in the Fund’s unitary management fee.
Custodian, Transfer Agent and Fund Accounting Agent. BNYM (the “Custodian” or “Transfer Agent”), located at 240 Greenwich Street, New York, NY 10286, also serves as custodian for the Fund pursuant to a custodian agreement. As Custodian, BNYM holds the Fund’s assets, calculates the NAV of the Shares and calculates net income and realized capital gains or losses. BNYM also serves as Transfer Agent and dividend disbursing agent for the Fund pursuant to a transfer agency agreement. Further, BNYM serves as Fund accounting agent pursuant to the Administrative Services Agreement. As compensation for the foregoing services, BNYM may be reimbursed for its out-of-pocket costs, and receive transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from the Advisory Fee.
Distributor. Invesco Distributors, Inc. (previously defined as the “Distributor”) is the distributor of the Shares. The Distributor's principal address is 11 Greenway Plaza, Houston, TX 77046-1173. The Distributor has entered into a distribution agreement (the “Distribution Agreement”) with the Trust pursuant to which it distributes the Shares. The Fund continuously offers Shares for sale through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading “Creation and Redemption of Creation Unit Aggregations.”
The Distribution Agreement provides that it may be terminated as to the Fund at any time, without the payment of any penalty, on at least 60 days' written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as
42

defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).
Securities Lending Arrangements. The Fund may participate in a securities lending program (the “Program”) pursuant to a securities lending agreement that establishes the terms of the loan, including collateral requirements. Collateral may consist of cash, U.S. government securities, letters of credit, or such other collateral as may be permitted under the Fund’s investment policies. The Fund may lend securities to securities brokers and other borrowers.
Under the Program, each of BNYM and Invesco Advisers serves as a securities lending agent for the Fund. To the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board has approved policies and procedures that govern the Fund’s securities lending activities when utilizing an affiliated securities lending agent, such as Invesco Advisers, consistent with the guidance set forth in the no-action letters.
Invesco Advisers serves as a securities lending agent to other clients in addition to the Fund. There are potential conflicts of interest involved in the Fund’s use of Invesco Advisers as an affiliated securities lending agent, including but not limited to: (i) Invesco Advisers as securities lending agent may have an incentive to increase or decrease the amount of securities on loan, lend particular securities, delay or forgo calling securities on loan, or lend securities to less creditworthy borrowers, in order to generate additional fees for Invesco Advisers; and (ii) Invesco Advisers as securities lending agent may have an incentive to allocate loans to clients that would provide more fees to Invesco Advisers. Invesco Advisers seeks to mitigate these potential conflicts of interest by utilizing a lending methodology designed to provide its securities lending clients with equal lending opportunities over time.
In addition, the Adviser renders certain administrative services to the funds that engage in securities lending activities, which include, where applicable: (a) overseeing participation in the Program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal in determining which specific securities are available for loan; (c) monitoring the securities lending agent to ensure that securities loans are effected in accordance with the Adviser’s instructions and with procedures adopted by the Board; (d) monitoring the creditworthiness of the securities lending agent and borrowers to ensure that securities loans are effected in accordance with the Adviser’s risk policies; (e) preparing appropriate periodic Board reports with respect to securities lending activities; (f) responding to securities lending agent inquiries; and (g) performing such other duties as may be necessary.
Aggregations. The Distributor does not distribute Shares in less than Creation Unit Aggregations. The Distributor will deliver a Prospectus (or a Summary Prospectus) and, upon request, this SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Exchange Act, and a member of the Financial Industry Regulatory Authority (“FINRA”).
The Distributor also may enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Unit Aggregations of the Shares. Such Soliciting Dealers also may be Participating Parties (as defined in “Creation and Redemption of Creation Unit Aggregations” below) and DTC Participants (as defined in “DTC Acts as Securities Depository for Shares” below).
BROKERAGE TRANSACTIONS AND COMMISSIONS ON AFFILIATED TRANSACTIONS
The policies of the Adviser and the Sub-Adviser regarding purchases and sales of securities is to give primary consideration to obtaining the most favorable prices and efficient executions of transactions under the circumstances. Consistent with this policy, when securities transactions are effected on a stock exchange, the Adviser’s and the Sub-Adviser’s policies are to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser and
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the Sub-Adviser, as applicable, rely upon their experience and knowledge regarding commissions generally charged by various brokers. The sale of Shares by a broker-dealer is not a factor in the selection of broker-dealers.
In seeking to implement its policies, the Adviser or Sub-Adviser, as applicable, effects transactions with those brokers and dealers that the Adviser or Sub-Adviser believes provide the most favorable prices and are capable of providing efficient executions. The Adviser and Sub-Adviser and their affiliates currently do not participate in soft dollar transactions.
The Adviser or Sub-Adviser, as applicable, assumes the general supervision over placing orders on behalf of the Fund for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities by the Fund and one or more other investment companies or clients supervised by the Adviser or Sub-Adviser are considered at or about the same time, the Adviser or the Sub-Adviser, as applicable, allocates transactions in such securities among the Fund, the several investment companies and clients in a manner deemed equitable to all. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund. The primary consideration is prompt execution of orders at the most favorable net price under the circumstances.
Purchases and sales of fixed-income securities for the Fund usually are principal transactions and ordinarily are purchased directly from the issuer or from an underwriter or broker-dealer. The Fund does not usually pay brokerage commissions in connection with such purchases and sales, although purchases of new issues from underwriters of securities typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers typically include a dealer’s mark-up (i.e., a spread between the bid and the ask prices).
When the Fund purchases a newly issued security at a fixed price, the Adviser or Sub-Adviser, as applicable, may designate certain members of the underwriting syndicate to receive compensation associated with that transaction. Certain dealers have agreed to rebate a portion of such compensation directly to the Fund to offset the Fund’s management expenses.
Affiliated Transactions. The Adviser or Sub-Adviser may place trades with Invesco Capital Markets, Inc. (“ICMI”) a broker-dealer with whom it is affiliated, provided the Adviser or Sub-Adviser determines that ICMI's trade execution abilities and costs are at least comparable to those of non-affiliated brokerage firms with which the Adviser or Sub-Adviser could otherwise place similar trades. ICMI receives brokerage commissions in connection with effecting trades for the Fund and, therefore, use of ICMI presents a conflict of interest for the Adviser or Sub-Adviser. Trades placed through ICMI, including the brokerage commissions paid to ICMI, are subject to procedures adopted by the Board.
ADDITIONAL INFORMATION CONCERNING THE TRUST
The Trust is an open-end management investment company registered under the 1940 Act. The Trust was organized as a Delaware statutory trust on November 6, 2007 pursuant to the Declaration of Trust.
The Trust is authorized to issue an unlimited number of shares in one or more series or “funds.” The Board has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval. The Declaration of Trust provides that the assets associated solely with any series shall be held and accounted for separately from the assets of the Trust generally or of any other series, and that liabilities belonging to a particular series shall be enforceable only against the assets belonging to that series and not against the assets of the Trust generally or against the assets belonging to any other series.
Each Share issued by the Fund has a pro rata interest in the assets of the Fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each Share is entitled to participate equally in dividends and other distributions declared by the Board with respect to the Fund, and in the net distributable assets of the Fund on liquidation.
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Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds of the Trust vote together as a single class, except as otherwise required by the 1940 Act or if the matter being voted on affects only a particular fund, and, if the matter affects a particular fund differently from other funds, the shares of that fund will vote separately on such matter.
The Trustees may, except in limited circumstances, amend or supplement the Declaration of Trust without shareholder vote. The holders of Shares are required to disclose information on direct or indirect ownership of Shares as may be required to comply with various laws applicable to the Fund, and ownership of Shares may be disclosed by the Fund if so required by law or regulation.
The Trust is not required and does not intend to hold annual meetings of shareholders. Shareholders owning more than 33% of the outstanding Shares of the Trust have the right to call a special meeting to remove one or more Trustees or for any other purpose by written request provided that (1) such request shall state the purposes of such meeting and the matters proposed to be acted on, and (2) the shareholders requesting such meeting shall have paid to the Trust the reasonably estimated cost of preparing and mailing the notice thereof, which the Secretary shall determine and specify to such shareholders.
The Trust’s bylaws require that to the fullest extent permitted by law, including Section 3804 (e) of the Delaware Statutory Trust Act, the Court of Chancery of the State of Delaware or, if such court does not have subject matter jurisdiction thereof, any other court in the State of Delaware with subject matter jurisdiction, shall be the sole and exclusive forum for any shareholder (including a beneficial owner of shares) to bring derivatively or directly (i) any claim, suit, action or proceeding brought on behalf of the Trust, (ii) any claim, suit, action or proceeding asserting a claim for breach of a fiduciary duty owed by any Trustee, officer or employee, if any, of the Trust to the Trust or the Trust’s shareholders, (iii) any claim, suit, action or proceeding asserting a claim against the Trust, its Trustees, officers or employees, if any, arising pursuant to any provision of Delaware statutory or common law, or any federal or state securities law, in each case as amended from time to time, or the Trust’s Declaration of Trust or bylaws; or (iv) any claim, suit, action or proceeding asserting a claim against the Trust, its Trustees, officers or employees, if any, governed by the internal affairs doctrine. Insofar as the Federal securities laws supersede state law, the provisions in the Trust's bylaws related to exclusive forum described herein do not apply to claims brought under the Federal securities laws to the extent that any such federal securities laws, rules or regulations, do not permit such application. The designation of exclusive forum may make it more expensive for a shareholder to bring a suit and may limit a shareholder's ability to litigate a claim in a jurisdiction or forum that may be more convenient and favorable to the shareholder.
The Trust does not have information concerning the beneficial ownership of Shares held by DTC Participants (as defined below).
Shareholders may make inquiries by writing to the Trust, c/o the Distributor, Invesco Distributors, Inc., 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173.
Book Entry Only System. The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Book Entry.”
DTC Acts as Securities Depository for Shares. Shares are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.
DTC, a limited purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE and FINRA. Access to the DTC system also is available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).
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Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records DTC maintains (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.
Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such DTC Participant may transmit such notice, statement or communication, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.
Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.
The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.
DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.
Proxy Voting. The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to the Adviser or Sub-Adviser, as applicable. The Adviser or Sub-Adviser, as applicable votes such proxies in accordance with its proxy policies and procedures, which are included as Appendix A to this SAI. The Board periodically reviews the Fund’s proxy voting record.
The Trust is required to disclose annually information regarding how the Fund voted proxies related to its portfolio securities on Form N-PX covering the period July 1 through June 30 and to file it with the SEC no later than August 31. The Fund is new; this information for the period from the Fund’s inception through June 30, 2025 will be available at no charge upon request by calling 1-800-983-0903, by writing to the Trust at 3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515, or by visiting www.invesco.com/proxy-voting. The Form N-PX will also be available on the SEC’s website at www.sec.gov. no later than August 31, 2025.
Code of Ethics. Pursuant to Rule 17j-1 under the 1940 Act, the Board has adopted a Code of Ethics for the Trust and approved the Code of Ethics adopted by the Adviser, Sub-Advisers and Distributor (collectively, the “Ethics Code”). The Ethics Code is intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from the person’s employment activities and that actual and potential conflicts of interest are avoided.
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The Ethics Code applies to the personal investing activities of Trustees and officers of the Trust, the Adviser, the Sub-Advisers and the Distributor (“Access Persons”). Rule 17j-1 and the Ethics Code are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under the Ethics Code, Access Persons may engage in personal securities transactions, but must report their personal securities transactions for monitoring purposes. The Ethics Code permits personnel subject to the Ethics Code to invest in securities subject to certain limitations, including securities that the Fund may purchase or sell. In addition, certain Access Persons must obtain approval before investing in initial public offerings or private placements. The Ethics Code is on file with the SEC and is available on the EDGAR Database on the SEC’s Internet site at www.sec.gov. The Ethics Code may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov.
CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS
General
The Trust issues and sells Shares only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at the Fund's NAV next determined after receipt of an order in “proper form” (as defined below) on any Business Day. A “Business Day” is any day on which the Exchange is open for business. As of the date of this SAI, the Exchange is closed in observance of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. On days when the Exchange closes earlier than normal, the Fund may require orders to be placed earlier in the day.
The number of Shares that constitute a Creation Unit Aggregation for the Fund is set forth in the Fund’s Prospectus. In its discretion, the Trust reserves the right to increase or decrease the number of Shares that constitutes a Creation Unit Aggregation for the Fund.
Role of the Authorized Participant
The Fund only may issue Creation Units to, or redeem Creation Units from, an authorized participant, referred to herein as an “AP.” To be eligible to place orders for the purchase or redemption of a Creation Unit of the Fund, an AP must have executed a written agreement with the Fund or one of its service providers that allows the AP to place such orders (“Participant Agreement”). In addition, an AP must be a member or participant of a clearing agency that is registered with the SEC. An AP may place orders for the creation or redemption of Creation Units through the clearing process of the Continuous Net Settlement System (the “Clearing Process”) of the National Securities Clearing Corporation (“NSCC”), Euroclear, the Fed Book-Entry System and/or DTC, subject to the procedures set forth in the Participant Agreement. (APs that participate in the Clearing Process are sometimes referred to as a “Participating Party,” and APs that are eligible to utilize the Fed Book Entry System and/or DTC are sometimes referred to as a “DTC Participant.”) Transfers of securities settling through Euroclear or other foreign depositories may require AP access to such facilities.
Pursuant to the terms of its Participant Agreement, an AP will agree, and on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that the AP will make available in advance of each purchase of Shares an amount of cash sufficient to pay the Cash Component, together with the transaction fees described below. An AP acting on behalf of an investor may require the investor to enter into an agreement with such AP with respect to certain matters, including payment of the Cash Component. Investors who are not APs make appropriate arrangements with an AP to submit orders to purchase or redeem Creation Units of the Fund. Investors should be aware that their particular broker may not be a DTC Participant or may not have executed a Participant Agreement and that, therefore, orders to purchase Creation Units may have to be placed by the investor's broker through an AP. In such cases, there may be additional charges to such investor. At any given time, there may be only a limited number of APs. A list of current APs may be obtained from the Distributor. In addition, the Distributor may be appointed as the proxy of the AP and may be granted a power of attorney under the Participant Agreement.
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Creations
Portfolio Deposit. The consideration for purchase of a Creation Unit of the Fund generally consists of the in-kind deposit of a portfolio of securities, assets or other positions constituting a substantial replication of the Fund’s portfolio holdings (the “Deposit Securities”) and an amount of cash denominated in U.S. dollars (the “Cash Component”) computed as described below, plus any applicable administrative or other transaction fees, also as discussed below. Together, the Deposit Securities and the Cash Component constitute the “Portfolio Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of the Fund.
The “Cash Component” is an amount equal to the difference between the aggregate NAV of the Shares per Creation Unit and the “Deposit Amount,” which is an amount equal to the total aggregate market value (per Creation Unit) of the Deposit Securities. The Cash Component, which is sometimes called the “Balancing Amount,” serves to compensate for any differences between the NAV per Creation Unit and the Deposit Amount. Payment of any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities are the sole responsibility of the AP purchasing the Creation Unit.
Each business day before the opening of regular trading on the Exchange (usually 9:30 a.m., Eastern Time), the Fund discloses on its website (www.invesco.com/ETFs) the Deposit Securities and/or the amount of the applicable Cash Component to be included in the current Portfolio Deposit (based on information at the end of the previous Business Day) for the Fund. Such Portfolio Deposit is applicable, subject to any adjustments as described below, to effect purchases of Creation Units of the Fund until such time as the next-announced Portfolio Deposit is made available.
The identity and number of shares of the Deposit Securities required for a Portfolio Deposit will change as rebalancing adjustments and corporate action events are reflected within the Fund from time to time by the Adviser or Sub-Adviser with a view to the investment objective of the Fund.
Such adjustments will reflect changes known to the Adviser or Sub-Adviser by the time of determination of the Deposit Securities resulting from stock splits and other corporate actions.
The Adviser expects that the Deposit Securities should correspond pro rata, to the extent practicable, to the securities held by the Fund. However, the Trust reserves the right to permit or require an order containing the substitution of an amount of cash—i.e., a “cash in lieu” amount—to be added, at its discretion, to the Cash Component to replace one or more Deposit Securities. For example, a cash substitution may be permitted or required for any Deposit Security that (i) may not be available in sufficient quantity for delivery, (ii) may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below), (iii) might not be eligible for trading by an AP or the investor on whose behalf the AP is acting, or (iv) in certain other situations at the sole discretion of the Trust. Additionally, the Trust may permit or require the submission of a portfolio of securities or cash that differs from the composition of the published portfolio(s) (a “Custom Order”). The Fund also may permit or require the consideration for Creation Unit Aggregations to consist solely of cash (see “—Cash Creations” below).
Cash Creations. If the Fund permits or requires partial or full cash creations, such purchases shall be effected in essentially the same manner as in-kind purchases. In the case of a cash creation, the AP must pay the same Cash Component required to be paid by an in-kind purchaser, plus the Deposit Amount (i.e., the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, as described in the subsection “—Portfolio Deposit” above).
Trading costs, operational processing costs and brokerage commissions associated with using cash to purchase requisite Deposit Securities will be incurred by the Fund and will affect the value of its Shares; therefore, the Fund may require APs to pay transaction fees to offset brokerage and other costs associated with using cash to purchase the requisite Deposit Securities (see “Creation and Redemption Transaction Fees” below).
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Creation Orders
Procedures for Creation of Creation Unit Aggregations. Orders must be transmitted by an AP, in such form and by such transmission method acceptable to the Transfer Agent or Distributor, pursuant to procedures set forth in the Participant Agreement, and such procedures may change from time to time. APs may transfer Deposit Securities in one of two ways: (i) through the Clearing Process (see “Placing Creation Orders Using the Clearing Process”), or (ii) with the Fund “outside” the Clearing Process through the facilities of DTC (see “Placing Creation Orders Outside the Clearing Process”).
All orders to purchase Creation Units, whether through or outside the Clearing Process, must be received by the Transfer Agent and/or Distributor no later than the order cut-off time designated in the Participant Agreement (“Order Cut-Off Time”) on the relevant Business Day in order for the creation of Creation Units to be effected based on the NAV of Shares as determined on such date. With certain exceptions, the Order Cut-Off Time for the Fund, as set forth in the Participant Agreement, usually is the closing time of the regular trading session on the New York Stock Exchange—i.e., ordinarily 4:00 p.m., Eastern time. In the case of Custom Orders, the Order Cut-Off Time is no later than 3:00 p.m., Eastern time. Additionally, on days when the NYSE, the relevant Exchange or the bond markets close earlier than normal, the Trust may require creation orders to be placed earlier in the day. The Business Day on which an order is placed and deemed received is referred to as the “Transmittal Date.”
Orders must be transmitted by an AP by telephone, online portal or other transmission method acceptable to the Transfer Agent and the Distributor. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Transfer Agent, the Distributor or an AP. APs placing creation orders should afford sufficient time to permit proper submission of the order. Orders effected outside the Clearing Process likely will require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected through the Clearing Process. APs placing orders outside the Clearing Process should ascertain all deadlines applicable to DTC and the Federal Reserve Bank wire system. Additional transaction fees may be imposed with respect to transactions effected outside the Clearing Process (see “Creation and Redemption Transaction Fees” below).
A creation order is considered to be in “proper form” if: (i) a properly completed irrevocable purchase order has been submitted by the AP (either on its own or another investor's behalf) not later than the Fund's specified Order Cut-Off Time on the Transmittal Date, and (ii) arrangements satisfactory to the Fund are in place for payment of the Cash Component and any other cash amounts which may be due, and (iii) all other procedures regarding placement of a creation order set forth in the Participant Agreement are properly followed. Special procedures are specific to Custom Orders, as set forth in the Participant Agreement.
All questions as to the number of shares of each security in the Deposit Securities to be delivered, and the validity, form, eligibility (including time of receipt) and acceptance for deposit of any securities to be delivered shall be determined by the Fund, and the Fund’s determination shall be final and binding.
Placing Creation Orders Using the Clearing Process. The Clearing Process is the process of creating or redeeming Creation Unit Aggregations through the Continuous Net Settlement System of the NSCC. Portfolio Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Transfer Agent to transmit, on behalf of the Participating Party, such trade instructions to the NSCC as are necessary to effect the Participating Party's creation order. Pursuant to such trade instructions, the Participating Party agrees to deliver the Portfolio Deposit to the Transfer Agent, together with such additional information as may be required by the Distributor.
Placing Creation Orders Outside the Clearing Process. Portfolio Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement. A DTC Participant who wishes to place a creation order outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation instead will be effected through a transfer of securities and cash directly through DTC.
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Acceptance of Creation Orders. The Transfer Agent will deliver to the AP a confirmation of acceptance of a creation order within 15 minutes of the receipt of a submission received in proper form. A creation order is deemed to be irrevocable upon the delivery of the confirmation of acceptance, subject to the conditions below.
The SEC has expressed the view that a suspension of creations that impairs the arbitrage mechanism applicable to the trading of ETF shares in the secondary market is inconsistent with Rule 6c-11 under the 1940 Act. The SEC's position does not prohibit the suspension or rejection of creations in all instances. The Trust reserves the right, to the extent consistent with the provisions of Rule 6c-11 under the 1940 Act, to reject or revoke a creation order transmitted to it by the Distributor in respect of the Fund, including, for example, if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of the Fund; (iii) the Deposit Securities delivered are not as designated for that date by the Custodian; (iv) acceptance of the Portfolio Deposit would, in the opinion of counsel, be unlawful; or (v) there exist circumstances outside the control of the Trust that make it impossible to process creation orders for all practical purposes. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, a sub-adviser, the Distributor, DTC, NSCC, the Federal Reserve, the Transfer Agent, a sub-custodian or any other participant in the creation process, and similar extraordinary events. The Transfer Agent shall notify a prospective purchaser of a Creation Unit (and/or the AP acting on its behalf) of the rejection of such creation order. The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Portfolio Deposits, nor shall any of them incur any liability for the failure to give any such notification.
Issuance of a Creation Unit
Except as provided herein, a Creation Unit will not be issued until the transfer of good title to the Fund of the Deposit Securities and the payment of the Cash Component have been completed.
Notwithstanding the foregoing, the Fund may issue Creation Units to an AP, notwithstanding the fact that the corresponding Portfolio Deposit has not been delivered in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible. To secure such undertaking, the AP must deposit and maintain cash collateral in an amount equal to the sum of (i) the Cash Component, plus (ii) at least 105% of the market value of the undelivered Deposit Securities. In such circumstances, the creation order shall be deemed to be received on the Transmittal Date, provided that (i) such order is placed in proper form prior to the Order Cut-Off Time, and (ii) requisite federal funds in an appropriate amount are delivered by certain deadlines on the contractual settlement date, as set forth in such Participant Agreement (typically, 11:00 a.m., Eastern time on such date for the Fund). If such order is not placed in proper form prior to the Order Cut-Off Time, and/or all other deadlines and conditions set forth in the Participant Agreement relating to such additional deposits are not met, then the order may be deemed to be canceled, and the AP shall be liable to the Fund for losses, if any, resulting therefrom. The Trust may use such collateral at any time to buy Deposit Securities for the Fund, and the AP agrees to accept liability for any shortfall between the cost to the Trust of purchasing such Deposit Securities and the value of the collateral, which may be sold by the Trust at such time, and in such manner, as the Trust may determine in its sole discretion.
Using the Clearing Process. An AP that is a Participating Party is required to transfer to the Transfer Agent: (i) the requisite Deposit Securities expected to be delivered through NSCC, and (ii) the Cash Component, if any, to the Transfer Agent by means of the Trust's Clearing Process. In each case, the delivery must occur by the “regular way” settlement date - i.e., generally, the first Business Day following the Transmittal Date (“T+1”), except as otherwise set forth in the Participant Agreement or as agreed to by a Fund and an AP. At that time, the Transfer Agent shall initiate procedures to transfer the requisite Shares and the Cash Component, if any, through the Clearing Process so as to be received no later than on the “regular way” settlement date (i.e., T+1, except as otherwise set forth in the Participant Agreement or as agreed to by a Fund and an AP).
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Outside the Clearing Process. An AP that is a DTC Participant that orders a creation outside the Clearing Process is required to transfer to the Transfer Agent: (i) the requisite Deposit Securities through DTC, and (ii) the Cash Component, if any, through the Federal Reserve Bank wire system. Such Deposit Securities must be received by the Transfer Agent by 11:00 a.m., Eastern time on the “regular way” settlement date (i.e., T+1, except as otherwise set forth in the Participant Agreement or as agreed to by a Fund and an AP), while the Cash Component must be received by 2:00 p.m., Eastern time on that same date. Otherwise, the creation order shall be canceled. For creation units issued principally for cash (see “—Cash Creations” above), the DTC Participant shall be required to transfer the Cash Component through the Federal Reserve Bank wire system to be received by 2:00 p.m., Eastern time on the Contractual Settlement Date (as defined below). At that time, the Transfer Agent shall initiate procedures to transfer the requisite Shares through DTC and the Cash Component, if any, through the Federal Reserve Bank wire system so as to be received by the purchaser generally no later than T+1 (except as otherwise set forth in the Participant Agreement or as agreed to by a Fund and an AP).
Creation and Redemption Transaction Fees
Creation and redemption transactions for the Fund are subject to an administrative fee, payable to BNYM, in the amount listed in the table below, irrespective of the size of the order. As shown in the table below, the administrative fee has a base amount for the Fund; however, BNYM may increase the administrative fee to a maximum of four times the base amount for administration and settlement of non-standard orders requiring additional administrative processing by BNYM. These fees may be changed by the Trust.

Fund	Base Administrative Fee (Payable to BNYM)	Maximum Administrative Fee (Payable to BNYM)
Invesco International Growth Equity ETF	$[XX]	$[XX]

Additionally, the Adviser may charge an additional, variable fee (sometimes referred to as a “cash-in-lieu” fee) to the extent the Fund permits or requires APs to create or redeem Creation Units for cash, or otherwise substitute cash for any Deposit Security. Such cash-in-lieu fees are payable to the Fund and are charged to defray the transaction cost to the Fund of buying (or selling) Deposit Securities, to cover spreads and slippage costs and to protect existing shareholders. The cash-in-lieu fees will be negotiated between the Adviser and the AP and may be different for any given transaction, Business Day or AP; however in no instance will such cash-in-lieu fees exceed 2% of the value of a Creation Unit. From time to time, the Adviser, in its sole discretion, may adjust the Fund's cash-in-lieu fees or reimburse APs for all or a portion of the creation or redemption transaction fees.
Redemptions
Shares may be redeemed only by APs at their NAV per Share next determined after receipt by the Distributor of a redemption request in proper form. The Fund will not redeem Shares in amounts less than a Creation Unit. Beneficial Owners of Shares may sell their Shares in the secondary market, but they must accumulate enough Shares to constitute a Creation Unit to redeem those Shares with the Fund. There can be no assurance that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.
Fund Securities. The redemption proceeds for a Creation Unit generally consist of a portfolio of securities (the “Fund Securities”), plus or minus an amount of cash denominated in U.S. dollars (the “Cash Redemption Amount”), representing an amount equal to the difference between the NAV of the Shares being redeemed, as next determined after receipt of a request in proper form, and the total aggregate market value of the Fund Securities, less any applicable administrative or other transaction fees, as discussed above. The Cash Redemption Amount is calculated in the same manner as the Balancing Amount. To the extent that the Fund
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Securities have a value greater than the NAV of the Shares being redeemed, a Cash Redemption Amount payment equal to the differential is required to be paid by the redeeming shareholder.
Each business day before the opening of regular trading on the Exchange (usually 9:30 a.m., Eastern Time), the Fund discloses the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day, as well as the Cash Redemption Amount. Such Fund Securities and the corresponding Cash Redemption Amount are applicable to effect redemptions of Creation Units of the Fund until such time as the next-announced composition of the Fund Securities and Cash Redemption Amount is made available.
The Adviser expects that the Fund Securities should correspond pro rata, to the extent practicable, to the securities held by the Fund. However, Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Units. The Trust also may provide such redeemer a Custom Order, which, as described above, is a portfolio of securities that differs from the exact composition of the published list of Fund Securities, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV. In addition, the Trust reserves the right to permit or require an amount of cash to be added, at its discretion, to the Cash Redemption Amount to replace one or more Fund Securities (see “—Cash Redemptions” below).
Cash Redemptions. The Fund (as set forth in the Prospectus) may elect to pay out the proceeds of redemptions of Creation Units partially or principally for cash (or through any combination of cash and Fund Securities), as described in the Fund’s Prospectus. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment in an amount equal to the NAV of its Shares next determined after a redemption request is received (less any redemption transaction fees imposed, as specified above).
Redemptions of Shares will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An AP that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144. The AP may request the redeeming beneficial owner of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.
Redemption Requests
Procedures for Redemption of Creation Unit Aggregations. Orders must be transmitted by an AP, in such form and by such transmission method acceptable to the Transfer Agent or Distributor, pursuant to procedures set forth in the Participant Agreement, and such procedures may change from time to time. APs seeking to redeem Shares may transfer Creation Units through the Clearing Process (see “Placing Redemption Requests Using the Clearing Process”) or outside the Clearing Process through the facilities of DTC (see “Placing Redemption Requests Outside the Clearing Process”).
All requests to redeem Creation Units, whether through the Clearing Process, or outside the Clearing Process through DTC or otherwise, must be received by the Distributor no later than the Order Cut-Off Time on the relevant Business Day. As with creation orders, requests for redemption of Custom Orders must be received by 3:00 p.m., Eastern time, and some funds, as set forth in the Participant Agreement, may have different Order Cut-Off Times for redemptions.
A redemption request will be considered to be in “proper form” if (i) a duly completed request form is received by the Distributor from the AP on behalf of itself or another redeeming investor at the specified Order Cut-Off Time, and (ii) arrangements satisfactory to the Fund are in place for the AP to transfer or cause to be transferred to the Fund the Creation Unit of the Fund being redeemed on or before contractual settlement of the redemption request. Special procedures are specific to Custom Orders, as set forth in the Participant Agreement.
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As discussed herein, a redeeming investor will pay a transaction fee to offset the Fund’s trading costs, operational processing costs, brokerage commissions and other similar costs incurred in transferring the Fund Securities from its account to the account of the redeeming investor. An entity redeeming Shares in Creation Units outside the Clearing Process may be required to pay a higher transaction fee than would have been charged had the redemption been effected through the Clearing Process. A redeeming investor receiving cash in lieu of one or more Fund Securities may also be assessed a higher transaction fee on the cash in lieu portion. This higher transaction fee will be assessed in the same manner as the transaction fee incurred in purchasing Creation Units.
Placing Redemption Requests Using the Clearing Process. Requests to redeem Creation Units through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement, in such form and by such transmission method acceptable to the Transfer Agent or Distributor, pursuant to procedures set forth in the Participant Agreement.
Placing Redemption Requests Outside the Clearing Process. Orders to redeem Creation Units outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement. A DTC Participant who wishes to place a redemption order outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption instead will be effected through a transfer of Shares directly through DTC.
Acceptance of Redemption Requests. The Transfer Agent will deliver to the AP a confirmation of acceptance of a request to redeem Shares in Creation Units within 15 minutes of the receipt of a submission received in proper form. A redemption order is deemed to be irrevocable upon the delivery of the confirmation of acceptance.
The right of redemption may be suspended or the date of payment postponed (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares or determination of the Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.
Issuance of Fund Securities
To the extent contemplated by a Participant Agreement, in the event an AP has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the closing time of the regular trading session on the Exchange on the date such redemption request is submitted, the Distributor will nonetheless accept the redemption request in reliance on the undertaking by the AP to deliver the missing Shares as soon as possible, which undertaking shall be secured by the AP's delivery and maintenance of collateral consisting of cash having a value at least equal to 105% of the value of the missing Shares. The Trust may use such collateral at any time to purchase the missing Shares and will subject the AP to liability for any shortfall between the cost of the Fund acquiring such Shares and the value of the collateral, which may be sold by the Trust at such time, and in such manner, as the Trust may determine in its sole discretion.
Using the Clearing Process. An AP that is a Participating Party is required to transfer to the Transfer Agent: (i) the requisite Shares, and (ii) the Cash Redemption Amount, if any, to the Transfer Agent by means of the Trust's Clearing Process. In each case, the delivery must occur by the “regular way” settlement date (i.e., T+1, except as otherwise set forth in the Participant Agreement or as agreed to by a Fund and an AP). At that time, the Transfer Agent shall initiate procedures to transfer the requisite Fund Securities and the Cash Redemption Amount, if any, through the Clearing Process so as to be received no later than on the “regular way” settlement date (i.e., T+1, except as otherwise set forth in the Participant Agreement or as agreed to by a Fund and an AP).
Outside the Clearing Process. An AP that is a DTC Participant making a redemption request outside the Clearing Process is required to transfer to the Transfer Agent: (i) the requisite Shares through DTC, and (ii) the Cash Redemption Amount, if any, through the Federal Reserve Bank wire system. Such Shares and Cash
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Redemption Amount must be received by the Transfer Agent by 11:00 a.m., Eastern time on the Contractual Settlement Date. At that time, the Transfer Agent shall initiate procedures to transfer the requisite Fund Securities through DTC and the Cash Redemption Amount, if any, through the Federal Reserve Bank wire system so as to be received generally no later than T+1 (except as otherwise set forth in the Participant Agreement or as agreed to by a Fund and an AP).
Regular Holidays
Notwithstanding the foregoing, the Fund may effect deliveries of Creation Units and Fund Securities on a basis other than T+1 (or as otherwise set forth in the Participant Agreement or as agreed to by the Fund and an AP) in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions on a T+1 basis (or as otherwise set forth in the Participant Agreement or as agreed to by the Fund and an AP) is subject, among other things, to the condition that, in the time between the order date and the delivery date, there are no days that are holidays in an applicable foreign market. For every occurrence of one or more such intervening holidays that are not holidays observed in the U.S., the redemption settlement cycle will be extended by the number of such intervening holidays. In addition, the proclamation of new holidays, the treatment by market participants of certain days as "informal holidays" (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays or changes in local securities delivery practices, and/or other unforeseeable closings in a foreign market due to emergencies also may prevent the Fund from delivering securities within the normal settlement period. However, in no case will the Fund take more than 15 days after the receipt of the redemption request to deliver such securities to an AP.
TAXES
The following is a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.
This section is based on the Code and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.
The following is provided as general information only and is not tax advice. All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.
Taxation of the Fund
The Fund has elected and intends to qualify each year as a “regulated investment company” (sometimes referred to as a “RIC”) under Subchapter M of the Code. If the Fund qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (i.e., generally, taxable interest, dividends, net short-term capital gains and other taxable ordinary income net of expenses without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gains over net short-term capital losses) that it distributes.
Qualification as a RIC. In order to qualify for treatment as a RIC, the Fund must satisfy the following requirements:
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Distribution Requirement—the Fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (certain distributions made by the Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement).
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Income Requirement—the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (“QPTPs”).
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Asset Diversification Test—the Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, collectively, in the securities of QPTPs.
In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements. See “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments. In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test, which may have a negative impact on the Fund’s income and performance. In lieu of potential disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.
The Fund may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. However, the Fund intends to make cash distributions for each taxable year in an aggregate amount that is sufficient to satisfy the Distribution Requirement without taking into account its use of equalization accounting. If the IRS determines that the Fund’s allocation is improper and/or that such Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax.
If for any taxable year the Fund does not qualify as a RIC, all of its taxable income (including its net capital gain) would be subject to tax at the corporate income tax rate without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a RIC thus would have a negative impact on the Fund’s income and performance. Subject to savings provisions for certain inadvertent failures to satisfy the Income Requirement or Asset Diversification Test which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Fund will not qualify as a RIC in any given tax year. Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of the Fund as a RIC if it determines such a course of action to be beneficial to shareholders.
Portfolio turnover. For investors that hold Shares in a taxable account, a high portfolio turnover rate may result in higher taxes. This is because a fund with a high turnover rate may accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable fund with a low turnover rate. Any such higher taxes would reduce the Fund’s after-tax performance. See “Taxation of Fund Distributions—Capital gain dividends” below.
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For non-U.S. investors, any such acceleration of the recognition of capital gains that results in more short-term and less long-term capital gains being recognized by the Fund may cause such investors to be subject to increased U.S. withholding taxes. See “Foreign Shareholders—U.S. withholding tax at the source” below. For ETFs, in-kind redemptions are the primary redemption mechanism and, therefore, the Fund may be less likely to sell securities in order to generate cash for redeeming shareholders, which a mutual fund might do. This provides a greater opportunity for ETFs to defer the recognition of gain on appreciated securities which it may hold thereby reducing the distribution of capital gains to its shareholders. Actively managed funds tend to have higher portfolio turnovers than funds that track an index.
Capital loss carryovers. The capital losses of the Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. If the Fund has a “net capital loss” (that is, capital losses in excess of capital gains), the excess (if any) of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Any net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Fund. An ownership change generally results when shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate, thereby reducing the Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund’s shareholders could result from an ownership change. The Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond the Fund’s control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change.
Deferral of late year losses. The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year, which may change the timing, amount, or characterization of Fund distributions (see “Taxation of Fund Distributions—Capital gain dividends” below). A “qualified late year loss” includes:
(i) any net capital loss incurred after October 31 of the current taxable year, or, if there is no such loss, any net long-term capital loss or any net short-term capital loss incurred after October 31 of the current taxable year (post-October capital losses), and
(ii) the sum of (1) the excess, if any, of (a) specified losses incurred after October 31 of the current taxable year, over (b) specified gains incurred after October 31 of the current taxable year and (2) the excess, if any, of (a) ordinary losses incurred after December 31 of the current taxable year, over (b) the ordinary income incurred after December 31 of the current taxable year.
The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary income” mean other ordinary losses and income that are not described in the preceding sentence.
Undistributed capital gains. The Fund may retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute net capital gains. If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the corporate income tax rate. If the Fund elects to retain its net capital gain, it is expected that the Fund also
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will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain and will increase the tax basis for its Shares by an amount equal to the deemed distribution less the tax credit.
Federal excise tax. To avoid a 4% non-deductible excise tax, the Fund must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year, and (3) any prior year undistributed ordinary income and capital gain net income. The Fund may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year which is after the beginning of the Fund’s taxable year. Also, the Fund will defer any “specified gain” or “specified loss” which would be properly taken into account for the portion of the calendar after October 31. Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year. Generally, the Fund may make sufficient distributions to avoid liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided. In addition, under certain circumstances temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay an excise tax.
Purchase of Shares. As a result of tax requirements, the Trust, on behalf of the Fund, has the right to reject an order to purchase Shares if the purchaser (or group of purchasers acting in concert with each other) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares and if, pursuant to Sections 351 and 362 of the Code, the Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.
Foreign income tax. Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source, and the amount of tax withheld generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries that entitle the Fund to a reduced rate of, or exemption from, tax on such income. Some countries require the filing of a tax reclaim or other forms to receive the benefit of the reduced tax rate; whether or when the Fund will receive the tax reclaim is within the control of the individual country. Information required on these forms may not be available such as shareholder information; therefore, the Fund may not receive the reduced treaty rates or potential reclaims. Other countries have conflicting and changing instructions and restrictive timing requirements which may cause the Fund not to receive the reduced treaty rates or potential reclaims. Other countries may subject capital gains realized by the Fund on sale or disposition of securities of that country to taxation. These and other factors may make it difficult for the Fund to determine in advance the effective rate of tax on its investments in certain countries. Under certain circumstances, the Fund may elect to pass-through certain eligible foreign income taxes paid by the Fund to shareholders, although it reserves the right not to do so. If the Fund makes such an election and obtains a refund of foreign taxes paid by the Fund in a prior year, the Fund may be eligible to reduce the amount of foreign taxes reported to its shareholders, generally by the amount of the foreign taxes refunded, for the year in which the refund is received. Certain foreign taxes imposed on the Fund’s investments, such as a foreign financial transaction tax, may not be creditable against U.S. income tax liability or eligible for pass through by the Fund to its shareholders.
Taxation of Fund Distributions. The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by the Fund will be treated in the manner described below regardless of whether such distributions are paid in cash or reinvested in additional Shares of the Fund (or of another Fund). You will receive information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.
Distributions of ordinary income. The Fund receives income generally in the form of dividends and/or interest on its investments. The Fund may also recognize ordinary income from other sources, including, but
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not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Fund’s earnings and profits. In the case of a fund whose strategy includes investing in stocks of corporations, a portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates.
Capital gain dividends. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her Shares. In general, the Fund will recognize long-term capital gain or loss on the sale or other disposition of assets it has owned for more than one year, and short-term capital gain or loss on investments it has owned for one year or less. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) that are properly reported by the Fund to shareholders as capital gain dividends generally will be taxable to a shareholder receiving such distributions as long-term capital gain. Long-term capital gain rates applicable to individuals are 0%, 15% or 20% depending on the nature of the capital gain and the individual’s taxable income. Distributions of net short-term capital gains for a taxable year in excess of net long-term capital losses for such taxable year generally will be taxable to a shareholder receiving such distributions as ordinary income.
Qualified dividend income for individuals. Ordinary income dividends reported as derived from qualified dividend income will be taxed in the hands of individuals and other noncorporate shareholders at the rates applicable to long-term capital gain. Qualified dividend income means dividends paid to the Fund (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. Both the Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Income derived from investments in derivatives, fixed-income securities, U.S. REITs, PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income. If the qualifying dividend income received by the Fund is equal to 95% (or a greater percentage) of the Fund’s gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.
Qualified REIT dividends. Under the Tax Cuts and Jobs Act “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are treated as eligible for a 20% deduction by noncorporate taxpayers. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). Proposed regulations issued by the IRS, which can be relied upon currently, enable the Fund to pass through the special character of “qualified REIT dividends”. The amount of a RIC’s dividends eligible for the 20% deduction for a taxable year is limited to the excess of the RIC’s qualified REIT dividends for the taxable year over allocable expenses. A noncorporate shareholder receiving such dividends would treat them as eligible for the 20% deduction, provided the shareholder meets certain holding period requirements for its shares in the RIC (i.e., generally, RIC shares must be held by the shareholder for more than 45 days during the 91-day period beginning on the date that is 45 days before the date on which the shares become ex-dividend with respect to such dividend).
Corporate dividends-received deduction. Ordinary income dividends reported to Fund shareholders as derived from qualified dividends from domestic corporations will qualify for the 50% dividends-received deduction generally available to corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. Income derived by the Fund from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.
Return of capital distributions. Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his or her
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Shares; any excess will be treated as gain from the sale of his or her Shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his or her Shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Shares. Return of capital distributions can occur for a number of reasons including, among others, the Fund overestimates the income to be received from certain investments such as those classified as partnerships or equity REITs. See “Tax Treatment of Portfolio Transactions—Investments in U.S. REITs.”
Impact of realized but undistributed income and gains, and net unrealized appreciation of portfolio securities. At the time of your purchase of Shares, the price of the Shares may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable and would be taxed as either ordinary income (some portion of which may be taxed as qualified dividend income) or capital gain unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. The Fund may be able to reduce the amount of such distributions by utilizing its capital loss carryovers, if any.
Pass-through of foreign tax credits. If more than 50% of the value of the Fund’s total assets at the end of a fiscal year is invested in foreign securities, or if the Fund is a qualified fund of funds (i.e., a fund at least 50% of the value of the total assets of which, at the close of each quarter of the taxable year, is represented by interests in other RICs), the Fund may elect to “pass-through” the amount of foreign income tax paid by the Fund (the Foreign Tax Election) in lieu of deducting such amount in determining its investment company taxable income.
Pursuant to the Foreign Tax Election, shareholders will be required: (i) to include in gross income, even though not actually received, their respective pro rata shares of the foreign income tax paid by the Fund that are attributable to any distributions they receive; and (ii) either to deduct their pro rata share of foreign tax in computing their taxable income or to use it (subject to various Code limitations) as a foreign tax credit against federal income tax (but not both). No deduction for foreign tax may be claimed by a noncorporate shareholder who does not itemize deductions or who is subject to the alternative minimum tax. Shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by the Fund due to certain limitations that may apply. The Fund reserves the right not to pass-through the amount of foreign income taxes paid by the Fund. Additionally, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits. See “Tax Treatment of Portfolio Transactions—Securities lending” below.
Tax credit bonds. If the Fund holds, directly or indirectly, one or more “tax credit bonds” (including build America bonds, clean renewable energy bonds and qualified tax credit bonds) on one or more applicable dates during a taxable year, the Fund may elect to permit its shareholders to claim a tax credit on their income tax returns equal to each shareholder’s proportionate share of tax credits from the applicable bonds that otherwise would be allowed to the Fund. In such a case, shareholders must include in gross income (as interest) their proportionate share of the income attributable to their proportionate share of those offsetting tax credits. A shareholder’s ability to claim a tax credit associated with one or more tax credit bonds may be subject to certain limitations imposed by the Code. (Under the Tax Cuts and Jobs Act, the build America bonds, clean renewable energy bonds and certain other qualified bonds may no longer be issued after December 31, 2017.) Even if the Fund is eligible to pass-through tax credits, the Fund may choose not to do so.
U.S. government interest. Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by the Fund. Income on investments by the Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., GNMA or FNMA obligations), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.
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Dividends declared in October, November or December and paid in January. Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.
Medicare tax. A 3.8% Medicare tax is imposed on net investment income earned by certain individuals, estates and trusts. “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Fund and net gains from taxable dispositions of Shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case). This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return. Net investment income does not include exempt-interest dividends.
Sale of Shares. A shareholder will recognize gain or loss on the sale of Shares in an amount equal to the difference between the proceeds of the sale and the shareholder’s adjusted tax basis in the shares. If you held your Shares as a capital asset, the gain or loss that you realize will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.
Taxes on purchase and redemption of Creation Units. An AP that exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase (plus any cash received by the AP as part of the issue) and the AP’s aggregate basis in the securities surrendered (plus any cash paid by the AP as part of the issue). An AP that exchanges Creation Units for equity securities generally will recognize a gain or loss equal to the difference between the AP’s basis in the Creation Units (plus any cash paid by the AP as part of the redemption) and the aggregate market value of the securities received (plus any cash received by the AP as part of the redemption). The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.
Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less, assuming that such Creation Units are held as a capital asset.
Because the Fund redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.
Tax basis information. A shareholder’s cost basis information will be provided on the sale of any of the shareholder’s Shares, subject to certain exceptions for exempt recipients. Please contact the broker (or other nominee) that holds your Shares with respect to reporting of cost basis and available elections for your account.
Wash sale rule. All or a portion of any loss so recognized may be deferred under the wash sale rules if the shareholder purchases other shares of the Fund within 30 days before or after the sale. Any loss disallowed under these rules will be added to your tax basis in the new Shares.
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Sales at a loss within six months of purchase. Any loss incurred on a sale of Shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those Shares.
Reportable transactions. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.
Tax Treatment of Portfolio Transactions. Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to the Fund. This section should be read in conjunction with the discussion above under “Investment Restrictions” and “Investment Strategies and Risks” for a detailed description of the various types of securities and investment techniques that apply to the Fund.
In general. In general, gain or loss recognized by the Fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.
Certain fixed-income investments. Gain recognized on the disposition of a debt obligation purchased by the Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the Fund held the debt obligation unless the Fund made a current inclusion election to accrue market discount into income as it accrues. If the Fund purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the Fund generally is required to include in gross income each year the portion of the original issue discount that accrues during such year. Therefore, the Fund’s investment in such securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, the Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Shares.
Investments in debt obligations that are at risk of or in default present tax issues for the Fund. Tax rules are not entirely clear about issues such as whether and to what extent the Fund should recognize market discount on a debt obligation, when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent the Fund may take deductions for bad debts or worthless securities and how the Fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by the Fund in order to ensure that it distributes sufficient income to preserve its status as a RIC.
Options, futures, forward contracts, swap agreements and hedging transactions. In general, option premiums received by the Fund are not immediately included in the income of the Fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by the Fund is exercised and the Fund sells or delivers the underlying stock, the Fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the Fund minus (b) the Fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by the Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of the Fund’s obligation under an option
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other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the Fund is greater or less than the amount paid by the Fund (if any) in terminating the transaction. Thus, for example, if an option written by the Fund expires unexercised, the Fund generally will recognize short-term gain equal to the premium received.
The tax treatment of certain futures contracts entered into by the Fund, as well as listed non-equity options written or purchased by the Fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities), may be governed by section 1256 of the Code (section 1256 contracts). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (60/40), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by the Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked-to-market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.
In addition to the special rules described above in respect of options and futures transactions, the Fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by the Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether the Fund has made sufficient distributions and otherwise satisfied the relevant requirements to maintain its qualification as a RIC and avoid a fund-level tax.
Certain of the Fund’s investments in derivatives and foreign currency-denominated instruments, and the Fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If the Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a RIC. If the Fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.
Foreign currency transactions. The Fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease the Fund’s ordinary income distributions to you, and may cause some or all of the Fund’s previously distributed income to be classified as a return of capital. In certain cases, the Fund may make an election to treat such gain or loss as capital.
PFIC investments. The Fund may invest in securities of foreign companies that may be classified under the Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, the Fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the Fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized
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gains. These gains (reduced by allowable losses) are treated as ordinary income that the Fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by the Fund. Foreign companies are not required to identify themselves as PFICs. Due to various complexities in identifying PFICs, the Fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the Fund to make a mark-to-market election. If the Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains.
Investments in non-U.S. REITs. While non-U.S. REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by the Fund in a non-U.S. REIT may subject the Fund, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. The Fund’s pro rata share of any such taxes will reduce the Fund’s return on its investment. The Fund’s investment in a non-U.S. REIT may be considered an investment in a PFIC, as discussed above in “Tax Treatment of Portfolio Transactions—PFIC investments.”
Additionally, foreign withholding taxes on distributions from the non-U.S. REIT may be reduced or eliminated under certain tax treaties, as discussed above in “Taxation of the Fund—Foreign income tax.” Also, the Fund in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-U.S. REIT under rules similar to those in the United States which tax foreign persons on gain realized from dispositions of interests in U.S. real estate.
Investments in U.S. REITs. A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders. Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to the Fund will be treated as long-term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT’s cash flow may exceed its taxable income. The equity U.S. REIT, and in turn the Fund, may distribute this excess cash to shareholders in the form of a return of capital distribution. However, if a U.S. REIT is operated in a manner that fails to qualify as a REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at the corporate income tax rate without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT’s current and accumulated earnings and profits. Also, see “Tax Treatment of Portfolio Transactions—Investment in taxable mortgage pools (excess inclusion income)” and “Foreign Shareholders—U.S. withholding tax at the source” with respect to certain other tax aspects of investing in U.S. REITs.
Investment in taxable mortgage pools (excess inclusion income). Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of the Fund’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a real estate mortgage investment conduit (“REMIC”) or equity interests in a “taxable mortgage pool” (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a RIC will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax
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return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to tax on UBTI) is a record holder of a share in a RIC, then the RIC will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the corporate income tax rate. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. There can be no assurance that the Fund will not allocate to shareholders excess inclusion income.
These rules are potentially applicable to the Fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT. It is unlikely that these rules will apply to a fund that has a non-REIT strategy.
Investments in partnerships and QPTPs. For purposes of the Income Requirement, income derived by the Fund from a partnership that is not a QPTP will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the Fund. While the rules are not entirely clear with respect to the Fund investing in a partnership outside a master-feeder structure, for purposes of testing whether the Fund satisfies the Asset Diversification Test, the Fund generally is treated as owning a pro rata share of the underlying assets of a partnership. See “Taxation of the Fund—Qualification as a RIC.” In contrast, different rules apply to a partnership that is a QPTP. A QPTP is a partnership (a) the interests in which are traded on an established securities market, (b) that is treated as a partnership for federal income tax purposes, and (c) that derives less than 90% of its income from sources that satisfy the Income Requirement (e.g., because it invests in commodities). All of the net income derived by the Fund from an interest in a QPTP will be treated as qualifying income, but the Fund may not invest more than 25% of its total assets in one or more QPTPs. However, there can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year. Any such failure to annually qualify as a QPTP might, in turn, cause the Fund to fail to qualify as a RIC. Although, in general, the passive loss rules of the Code do not apply to RICs, such rules do apply to the Fund with respect to items attributable to an interest in a QPTP. Fund investments in partnerships, including in QPTPs, may result in the Fund being subject to state, local or foreign income, franchise or withholding tax liabilities.
If a Master Limited Partnership ("MLP") is treated as a partnership for U.S. federal income tax purposes (whether or not a QPTP), all or a portion of the dividends received by the Fund from the MLP likely will be treated as a return of capital for U.S. federal income tax purposes because of accelerated deductions available with respect to the activities of such MLPs. Further, because of these accelerated deductions, on the disposition of interests in such an MLP, the Fund likely will realize taxable income in excess of economic gain with respect to those MLP interests (or if the Fund does not dispose of the MLP, the Fund could realize taxable income in excess of cash flow with respect to the MLP in a later period), and the Fund must take such income into account in determining whether the Fund has satisfied its Distribution Requirement. The Fund may have to borrow or liquidate securities to satisfy its Distribution Requirement and to meet its redemption requests, even though investment considerations might otherwise make it undesirable for the Fund to sell securities or borrow money at such time. In addition, any gain recognized, either upon the sale of the Fund’s MLP interest or sale by the MLP of property held by it, including in excess of economic gain thereon, treated as so-called “recapture income,” will be treated as ordinary income. Therefore, to the extent the Fund invests in MLPs, fund shareholders might receive greater amounts of distributions from the Fund taxable as ordinary income than they otherwise would in the absence of such MLP investments.
Although MLPs are generally expected to be treated as partnerships for U.S. federal income tax purposes, some MLPs may be treated as PFICs or “regular” corporations for U.S. federal income tax purposes. The treatment of particular MLPs for U.S. federal income tax purposes will affect the extent to which the Fund can invest in MLPs and will impact the amount, character, and timing of income recognized by the Fund.
Investments in convertible securities. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If
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the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder’s exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt (e.g., an ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt. Dividends received may be qualified dividend income and eligible for the corporate dividends-received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount principles. A change in the conversion ratio or conversion price of a convertible security on account of a dividend paid to the issuer's other shareholders may result in a deemed distribution of stock to the holders of the convertible security equal to the value of their increased interest in the equity of the issuer.
Thus, an increase in the conversion ratio of a convertible security can be treated as a taxable distribution of stock to a holder of the convertible security (without a corresponding receipt of cash by the holder) before the holder has converted the security.
Securities lending. While securities are loaned out by the Fund, the Fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of federal income taxation for individuals on qualified dividends income, if otherwise available, nor the 50% dividends received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest may not qualify for the pass-through of foreign tax credits to shareholders. Additionally, in the case of the Fund with a strategy of investing in tax-exempt securities, any payments made “in lieu of” tax-exempt interest will be considered taxable income to the Fund, and thus, to the investors, even though such interest may be tax-exempt when paid to the borrower.
Tax Certification and Backup Withholding. Tax certification and backup withholding tax laws may require that you certify your tax information when you become an investor in the Fund. For U.S. citizens and resident aliens, this certification is made on IRS Form W-9. Under these laws, the Fund must withhold a portion of your taxable distributions and sales proceeds unless you:
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provide your correct Social Security or taxpayer identification number;
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certify that this number is correct;
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certify that you are not subject to backup withholding; and
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certify that you are a U.S. person (including a U.S. resident alien).
The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting.
Non-U.S. investors have special U.S. tax certification requirements. See “Foreign Shareholders—Tax certification and backup withholding.”
Foreign Shareholders. Shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships (foreign shareholder), may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Taxation of a foreign shareholder depends on whether the income from the Fund is “effectively connected” with a U.S. trade or business carried on by such shareholder.
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U.S. withholding tax at the source. If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions to such shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution, subject to certain exemptions including those for dividends reported as:
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exempt-interest dividends paid by the Fund from its net interest income earned on municipal securities;
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capital gain dividends paid by the Fund from its net long-term capital gains (other than those from disposition of a U.S. real property interest), unless you are a nonresident alien present in the United States for a period or periods aggregating 183 days or more during the calendar year; and
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interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends.
The Fund may report interest-related dividends or short-term capital gain dividends, but reserves the right not to do so. Additionally, the Fund’s reporting of interest-related dividends or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints. Moreover, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Shares, will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.
Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.
Amounts reported as capital gain dividends (a) that are attributable to certain capital gain dividends received from a qualified investment entity (“QIE”) (generally defined as either (i) a U.S. REIT or (ii) a RIC classified as a “U.S. real property holding corporation” or which would be if the exceptions for holding 5% or less of a class of publicly traded shares or an interest in a domestically controlled QIE did not apply), or (b) that are realized by the Fund on the sale of a “U.S. real property interest” (including gain realized on the sale of shares in a QIE other than one that is domestically controlled), will not be exempt from U.S. federal income tax and may be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) if the Fund by reason of having a REIT strategy is classified as a QIE. If the Fund is so classified, foreign shareholders owning more than 5% of the Fund’s shares may be treated as realizing gain from the disposition of a U.S. real property interest, causing Fund distributions to be subject to U.S. withholding tax at the corporate income tax rate, and requiring the filing of a nonresident U.S. income tax return. In addition, if the Fund is classified as a QIE, anti-avoidance rules apply to certain wash sale transactions. Namely, if the Fund is a domestically-controlled QIE and a foreign shareholder disposes of the Fund’s shares prior to the Fund paying a distribution attributable to the disposition of a U.S. real property interest and the foreign shareholder later acquires an identical stock interest in a wash sale transaction, the foreign shareholder may still be required to pay U.S. tax on the Fund’s distribution. Also, the sale of Shares, if classified as a “U.S. real property holding corporation,” could also be considered a sale of a U.S. real property interest with any resulting gain from such sale being subject to U.S. tax as income “effectively connected with a U.S. trade or business.”
Income effectively connected with a U.S. trade or business. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of Shares will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.
Tax certification and backup withholding. Foreign shareholders may have special U.S. tax certification requirements to avoid backup withholding (at a rate of 24%) and, if applicable, to obtain the benefit of any income tax treaty between the foreign shareholder’s country of residence and the United States. To claim these tax benefits, the foreign shareholder must provide a properly completed Form W-8BEN (or other Form W-8, where applicable, or their substitute forms) to establish his or her status as a non-U.S. investor, to claim
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beneficial ownership over the assets in the account, and to claim, if applicable, a reduced rate of or exemption from withholding tax under the applicable treaty. A Form W-8BEN provided without a U.S. taxpayer identification number remains in effect for a period of three years beginning on the date that it is signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information given on the form incorrect, and the shareholder must then provide a new W-8BEN to avoid the prospective application of backup withholding. Forms W-8BEN with U.S. taxpayer identification numbers remain valid indefinitely, or until the investor has a change of circumstances that renders the form incorrect and necessitates a new form and tax certification. Certain payees and payments are exempt from backup withholding.
Foreign Account Tax Compliance Act (“FATCA”). Under FATCA, the Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions (“FFI”) or non-financial foreign entities (“NFFE”). After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). The FATCA withholding tax generally can be avoided: (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reporting information relating to them. The U.S. Treasury has negotiated intergovernmental agreements (“IGAs”) with certain countries and is in various stages of negotiations with a number of other foreign countries with respect to one or more alternative approaches to implement FATCA.
An FFI can avoid FATCA withholding if it is deemed compliant or by becoming a “participating FFI,” which requires the FFI to enter into a U.S. tax compliance agreement with the IRS under section 1471(b) of the Code (FFI agreement) under which it agrees to verify, report and disclose certain of its U.S. accountholders and meet certain other specified requirements. The FFI will either report the specified information about the U.S. accounts to the IRS, or, to the government of the FFI’s country of residence (pursuant to the terms and conditions of applicable law and an applicable IGA entered into between the U.S. and the FFI's country of residence), which will, in turn, report the specified information to the IRS. An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.
An NFFE that is the beneficial owner of a payment from the Fund can avoid the FATCA withholding tax generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner. The NFFE will report the information to the Fund or other applicable withholding agent, which will, in turn, report the information to the IRS.
Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in the Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. Non-U.S. investors should consult their own tax advisors regarding the impact of these requirements on their investment in the Fund. The requirements imposed by FATCA are different from, and in addition to, the U.S. tax certification rules to avoid backup withholding described above. Shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation.
U.S. estate tax. Transfers by gift of Shares by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to Shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Shares) as to which the U.S.
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federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to an estate with assets of $60,000).
Local Tax Considerations. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation.
* * * * *
The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Shares should consult their own tax advisors as to the tax consequences of investing in Shares, including under federal, state, local and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Code, regulations, judicial authority, and administrative interpretations in effect on the date hereof, all of which are subject to change, which change may be retroactive. Changes in any applicable authority could materially affect the conclusions discussed above, possibly retroactively, and such changes often occur.
DETERMINATION OF NAV
The NAV for the Fund will be calculated and disseminated daily on each day that the NYSE is open for trading. The Custodian normally calculates the Fund’s NAV as of the regularly scheduled close of business of the NYSE (normally 4:00 p.m., Eastern time). The Fund’s NAV is based on prices at the time of closing. U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments in a particular market or exchange. NAV is calculated by deducting all of the Fund’s liabilities from the total value of its assets and then dividing the result by the number of Shares outstanding, rounding to the nearest cent. Generally, the portfolio securities are recorded in the NAV no later than the trade date plus one day. In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are readily available and reliable are valued at market value. The Trust’s Board has designated the Adviser to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available and reliable in accordance with the Valuation Procedures, subject to the Board’s oversight.
Securities listed or traded on an exchange (except convertible securities) generally are valued at the last trade price or official closing price that day as of the close of the exchange where the security primarily trades. Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business day NAV per share, whereas securities of investment companies that are exchange-traded are valued at the last trade price or official closing price on the exchange on which they primarily trade. Deposits, other obligations of U.S. and non-U.S. banks and financial institutions, and cash equivalents are valued at their daily account value. Fixed income securities (including convertible securities) normally are valued on the basis of prices provided by independent pricing services. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but the Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they principally trade. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services. Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures. Foreign exchange-traded equity securities are valued at their market value if market quotations are available and reliable. The Adviser may use various pricing services to obtain market quotations as well as fair value prices. The Adviser may discontinue the use of any pricing service at any time.
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At times, a listed security’s market price may not be readily available. Moreover, even when market quotations are available for a security, they may be stale or unreliable. A security’s last market quotation may become stale because, among other reasons, (i) the security is not traded frequently, (ii) the security ceased trading before its exchange closed; (iii) market or issuer-specific events occurred after the security ceased trading; or (iv) the passage of time between when the security’s trading market closes and when the Fund calculates its NAV caused the quotation to become stale. A security’s last market quotation may become unreliable because of (i) certain issuer- or security-specific events, including a merger or insolvency, (ii) events which affect a geographical area or an industry segment, such as political events or natural disasters, or (iii) market events, such as a significant movement in the U.S. market. When a security’s market price is not readily available, or the Adviser determines, in its judgment, that such price is stale or unreliable, the Adviser will value the security at fair value in good faith using the Valuation Procedures. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used.
If the Fund holds securities that are primarily traded on foreign markets, the value of such securities may change on days that are not business days of the Fund. Because the NAV of the Shares is only determined on business days of the Fund, the value of such foreign securities may change on days when you are not able to purchase or sell Shares. If, between the time trading ends on one or more securities and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of one or more securities unreliable in the Adviser’s judgment, the Adviser may fair value the security. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the prices is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Fair value pricing involves subjective judgments, and fair value pricing methods may change from time to time. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.
Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security. There is no assurance that the Fund could sell a portfolio security for the value established for it at any time, and it is possible that the Fund would incur a loss if a security is sold at a discount to its established value.
Additional information regarding the current NAV per share of the Fund can be found at www.invesco.com/ETFs.
DIVIDENDS AND OTHER DISTRIBUTIONS
The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Other Distributions and Taxes.”
Generally, dividends from net investment income, if any, are declared and paid [ ] by the Fund.
Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.
Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of the Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Fund.
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Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of Shares for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables.
MISCELLANEOUS INFORMATION
Counsel. Stradley Ronon Stevens & Young, LLP, located at 191 North Wacker Drive, Suite 1601, Chicago, Illinois 60606, and 2000 K Street, NW, Suite 700, Washington, D.C. 20006, serves as legal counsel to the Trust.
Independent Registered Public Accounting Firm. [ ], located at [ ], serves as the Fund’s independent registered public accounting firm. [ ] has been retained to audit the Fund’s annual financial statements and assists in the preparation and/or review of the Fund’s federal and state income tax returns.
FINANCIAL STATEMENTS
The Fund has not yet commenced operations and therefore has no performance history or financial information as of the date of this SAI. The audited financial statements for the Fund will appear in the Trust’s Form N-CSR filed with the SEC and on the Fund’s website when available. When available, you may request a copy of the Fund’s financial statements at no charge by calling 800.983.0903 during normal business hours.
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APPENDIX A

Invesco’s Policy Statement on Global Corporate Governance and Proxy Voting
Effective January 2025
Contents

I.	Introduction	A-1
A.	Our Approach to Proxy Voting	A-1
B.	Applicability of Policy	A-2

II.	Global Proxy Voting Operational Procedures	A-2
A.	Oversight and Governance	A-2
B.	The Proxy Voting Process	A-3
C.	Retention and Oversight of Proxy Service Providers	A-3
D.	Disclosures and Recordkeeping	A-4
E.	Market and Operational Limitations	A-5
F.	Securities Lending	A-6
G.	Conflicts of Interest	A-6
H.	Voting Funds of Funds	A-7
I.	Review of Policy	A-7

III.	Our Good Governance Principles	A-8
A.	Transparency	A-8
B.	Accountability	A-9
C.	Board Composition and Effectiveness	A-11
D	Capitalization	A-14
E.	Environmental, Social and Governance Risk Oversight	A-15
F.	Executive Compensation and Performance Alignment	A-16
	Exhibit A	A-17
I.
Introduction
Invesco Ltd. and its wholly owned investment adviser subsidiaries (collectively, “Invesco,” the “Company,” “our” or “we”) have adopted and implemented this Policy Statement on Global Corporate Governance and Proxy Voting (this “Global Proxy Voting Policy” or “Policy”), which we believe describes policies and procedures reasonably designed to assure proxy voting matters are conducted in the best interests of our clients.
A.
Our Approach to Proxy Voting
Invesco understands proxy voting is an integral aspect of the investment management services it provides to clients. As an investment adviser, Invesco has a fiduciary duty to act in the best interests of our clients. Where Invesco has been delegated the authority to vote proxies with respect to securities held in client portfolios, we exercise such authority in the manner we believe best serves the interests of such clients and their investment objectives. We recognize that proxy voting is an important tool that enables us to drive shareholder value.
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A summary of our global operational procedures and governance structure is included in Part II of this Policy. Invesco’s good governance principles, which are included in Part III of this Policy, and our internal proxy voting guidelines are both principles and rules, and cover topics that typically appear on voting ballots. Invesco’s investment teams retain ultimate authority to vote proxies. Given the complexity of proxy issues across our clients’ holdings globally, our investment teams consider many factors when determining how to cast votes. We seek to evaluate and make voting decisions that favor proxy proposals and governance practices that, in our view, promote long-term shareholder value.
B.
Applicability of Policy
Invesco’s investment teams vote proxies on behalf of Invesco-sponsored funds and both fund and non-fund advisory clients that have explicitly granted Invesco authority in writing to vote proxies on their behalf. In the case of institutional or sub-advised clients, Invesco will vote the proxies in accordance with this Policy unless the client agreement specifies that the client retains the right to vote or has designated a named fiduciary to direct voting. This Policy is implemented by all entities listed in Exhibit A, except as noted below. Due to regional or asset class-specific considerations, certain entities may have local proxy voting guidelines or policies and procedures that differ from this Policy. In the event local policies and this Policy differ, the local policy will apply. These entities subject to local policies are listed in Exhibit A and include Invesco Asset Management (Japan) Limited, Invesco Asset Management (India) Pvt. Ltd., Invesco Taiwan Limited, Invesco Real Estate Management S.à r.l. and Invesco Capital Markets, Inc. for Invesco Unit Investment Trusts.
Where our passively managed strategies and certain other client accounts managed in accordance with fixed income, money market and index strategies (including exchange-traded funds) (referred to as “passively managed accounts”) hold the same investments as our actively managed equity funds, voting decisions with respect to those accounts generally follow the voting decisions made by the largest active holder of the equity shares. Invesco refers to this approach as “Majority Voting.” This process of Majority Voting seeks to ensure that our passively managed accounts benefit from the engagement and deep dialogue of our active investment teams, which can benefit shareholders in passively managed accounts. Invesco will generally apply the majority holder’s vote instruction to these passively managed accounts. Where securities are held only in passively managed accounts and not owned in our actively managed accounts, the proxy will be generally voted in line with this Policy and internal proxy voting guidelines. Notwithstanding the above, investment teams of our passively managed accounts retain full discretion over proxy voting decisions to individually evaluate a specific proxy proposal or override Majority Voting and vote the shares as they determine to be in the best interest of those accounts, absent certain types of conflicts of interest which are discussed elsewhere in this Policy. To the extent our investment teams believe a specific proxy proposal requires enhanced analysis or if it is not covered by this Policy or internal guidelines, our investment teams will evaluate such proposal and execute the voting decision.
II.
Global Proxy Voting Operational Procedures
Invesco’s global proxy voting operational procedures (the “Procedures”) are in place to implement the provisions of this Policy. Invesco aims to vote all proxies for which it has voting authority in accordance with this Policy, as implemented by the Procedures outlined in this Section II. It is the responsibility of Invesco’s Proxy Voting and Governance team to maintain and facilitate the review of the Procedures annually.
A.
Oversight and Governance
Oversight of the proxy voting process is provided by the Proxy Voting and Governance team and the Global Invesco Proxy Advisory Committee (“Global IPAC”). For some clients, third parties (e.g., U.S. fund boards) and internal sub-committees also provide oversight of the proxy voting process.
Guided by its philosophy that investment teams should manage proxy voting, Invesco has created the Global IPAC. The Global IPAC is an investments-driven committee comprising representatives from various investment management teams. Representatives from Invesco’s Legal, Compliance, Risk, ESG
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and Government Affairs departments may also participate in Global IPAC meetings. The Director of Proxy Voting and Governance chairs the committee. The Global IPAC provides a forum for investment teams, in accordance with this Policy, to:
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monitor, understand and discuss key proxy issues and voting trends within the Invesco complex;
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assist Invesco in meeting regulatory obligations;
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review votes not aligned with our good governance principles; and
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consider conflicts of interest in the proxy voting process.
In fulfilling its responsibilities, the Global IPAC meets as necessary (but no less than semi-annually) and has the following responsibilities and functions: (i) acts as a key liaison between the Proxy Voting and Governance team and investment teams to assure compliance with this Policy; (ii) provides insight on market trends as it relates to stewardship practices; (iii) monitors proxy votes that present potential conflicts of interest; and (iv) reviews and provides input, at least annually, on this Policy and related internal procedures and recommends any changes to this Policy based on, but not limited to, Invesco’s experience, evolving industry practices, or developments in applicable laws or regulations. In addition, when necessary, the Global IPAC Conflict of Interest Sub-committee makes voting decisions on proxies that require an override of this Policy due to an actual or perceived conflict of interest. The Global IPAC reviews Global IPAC Conflict of Interest Sub-committee voting decisions.
B.
The Proxy Voting Process
At Invesco, investment teams execute voting decisions through our proprietary voting platform and are supported by the Proxy Voting and Governance team and a dedicated technology team. Invesco’s proprietary voting platform streamlines the proxy voting process by providing our global investment teams with direct access to proxy meeting materials, including ballots, Invesco’s internal proxy voting guidelines and recommendations, as well as proxy research and vote recommendations issued by Proxy Service Providers (as such term is defined in Part C below). Votes executed on Invesco’s proprietary voting platform are transmitted to our proxy voting agent electronically and are then delivered to the respective designee for tabulation.
Invesco’s Proxy Voting and Governance team monitors whether we have received proxy ballots for shareholder meetings in which we are entitled to vote. This involves coordination among various parties in the proxy voting ecosystem, including, but not limited to, our proxy voting agent, custodians and ballot distributors. If necessary, we may choose to escalate a matter in accordance with our internal procedures to facilitate our ability to exercise our right to vote.
Our proprietary systems facilitate internal control and oversight of the voting process. To facilitate the casting of votes in an efficient manner, Invesco may choose to pre-populate and leverage the capabilities of these proprietary systems to automatically submit votes based on internal proxy voting guidelines. If necessary, votes may be cast by Invesco or via the Proxy Service Providers Web platform at our direction.
C.
Retention and Oversight of Proxy Service Providers
Invesco has retained two independent third-party proxy voting service providers to provide proxy support globally: Institutional Shareholder Services Inc. (“ISS”) and Glass Lewis (“GL”). In addition to ISS and GL, Invesco may retain certain local proxy service providers to access regionally specific research (such local proxy service providers, collectively with ISS and GL, “Proxy Service Providers”). The services may include one or more of the following: providing a comprehensive analysis of each voting item and interpretations of each voting item based on Invesco’s internal proxy voting guidelines; and providing assistance with the administration of the proxy process and certain proxy voting-related functions, including, but not limited to, operational, reporting and recordkeeping services.
While Invesco may take into consideration the information and recommendations provided by the Proxy Service Providers, including recommendations based upon Invesco’s internal proxy voting guidelines
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and recommendations provided to such Proxy Service Providers, Invesco’s investment teams retain full and independent discretion with respect to proxy voting decisions.
Updates to previously issued proxy research reports and recommendations may be provided to incorporate newly available information or additional disclosure provided by an issuer regarding a matter to be voted on, or to correct factual errors that may result in the issuance of revised proxy vote recommendations. Invesco’s Proxy Voting and Governance team periodically monitors for these research alerts issued by Proxy Service Providers that are shared with our investment teams.
Invesco performs extensive initial and ongoing due diligence on the Proxy Service Providers it engages globally. Invesco conducts annual due diligence meetings as part of its ongoing due diligence. The topics included in these annual due diligence meetings include material changes in service levels, leadership and control, conflicts of interest, methodologies for formulating vote recommendations, operations, and research personnel, among other topics. In addition, Invesco monitors and communicates with the Proxy Service Providers throughout the year and monitors their compliance with Invesco’s performance and policy standards.
As part of our annual policy development process, Invesco may engage with other external proxy and governance experts to understand market trends and developments. These meetings provide Invesco with an opportunity to assess the Proxy Service Providers’ capabilities, conflicts of interest and service levels, as well as provide investment professionals with direct insight into the Proxy Service Providers’ stances on key corporate governance and proxy topics and their policy framework/methodologies.
Invesco completes a review of the System and Organizational Controls (“SOC”) Reports for Proxy Service Providers to confirm the related controls were in place and to provide reasonable assurance that the related controls operated effectively.
D.
Disclosures and Recordkeeping
Unless otherwise required by local or regional requirements, Invesco maintains voting records for at least seven (7) years. Invesco makes its proxy voting records publicly available in compliance with regulatory requirements and industry best practices in the regions below:
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In accordance with the U.S. Securities and Exchange Commission (“SEC”) regulations, Invesco will file a record of all proxy voting activity for the prior 12 months ending June 30th for each U.S. registered fund. In addition, Invesco, as an institutional manager that is required to file Form 13F, will file a record of its votes on certain executive compensation (“say on pay”) matters. The proxy voting filings will generally be made on or before August 31st of each year and are available on the SEC’s website at www.sec.gov. In addition, each year, the Form N-PX proxy voting records for Invesco mutual funds’ and closed-end funds’, and Invesco ETF’s are made available on Invesco’s website here.
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To the extent applicable, the U.S. Employee Retirement Income Security Act of 1974, as amended (“ERISA”), including Department of Labor regulations and guidance thereunder, provide that the named fiduciary generally should be able to review not only the investment adviser’s voting procedure with respect to plan-owned stock, but also the actions taken in individual proxy voting situations. In the case of institutional and sub-advised clients, clients may contact their client service representative to request information about how Invesco voted proxies on their behalf. Absent specific contractual guidelines, such requests may be made on a semi-annual basis.
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In the UK and Europe, Invesco publicly discloses our proxy votes monthly in compliance with the UK Stewardship Code here. Additionally, in accordance with the European Shareholder Rights Directive and the European Fund and Asset Management Association Stewardship Code, Invesco publishes an annual report on implementation of our engagement policies, including a general description of voting behavior, an explanation of the most significant votes and the use of proxy voting advisors.
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In Canada, Invesco publicly discloses a record of all proxy voting activity for the prior 12 months ending June 30th for each Invesco Canada registered mutual fund and ETF. In compliance with the
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National Instrument 81-106 Investment Fund Continuous Disclosure, the proxy voting records will generally be made available on or before August 31st of each year here.
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In Japan, Invesco publicly discloses our proxy votes annually in compliance with the Japan Stewardship Code here.
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In India, Invesco publicly discloses our proxy votes quarterly here in compliance with The Securities and Exchange Board of India (“SEBI”) Circular on stewardship code for all Mutual Funds and all categories of Alternative Investment Funds in relation to their investment in listed equities. SEBI has implemented principles on voting for Mutual Funds through circulars dated March 15, 2010, March 24, 2014, and March 5, 2021, which prescribed detailed mandatory requirements for Mutual Funds in India to disclose their voting policies and actual voting by Mutual Funds on different resolutions of investee companies.
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In Hong Kong, Invesco Hong Kong Limited will provide proxy voting records upon request in compliance with the Securities and Futures Commission Principles of Responsible Ownership.
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In Taiwan, Invesco publicly discloses our proxy voting policy and proxy votes annually in compliance with Taiwan’s Stewardship Principles for Institutional Investors here.
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In Australia, Invesco publicly discloses a summary of its proxy voting record annually here.
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In Singapore, Invesco Asset Management Singapore Ltd. will provide proxy voting records upon request in compliance with the Singapore Stewardship Principles for Responsible Investors.
Invesco may engage Proxy Service Providers to make available or maintain certain required proxy voting records in accordance with the above stated applicable regulations. Separately managed account clients that have authorized Invesco to vote proxies on their behalf will receive proxy voting information with respect to those accounts upon request. Certain other clients may obtain information about how we voted proxies on their behalf by contacting their client service representative or advisor. Invesco does not publicly disclose voting intentions in advance of shareholder meetings.
E.
Market and Operational Limitations
In the great majority of instances, Invesco will vote proxies. However, in certain circumstances, Invesco may refrain from voting where the economic or other opportunity costs of voting exceed any benefit to clients. Moreover, ERISA fiduciaries must not subordinate the economic interests of plan participants and beneficiaries to unrelated objectives when voting proxies or exercising other shareholder rights. These matters are left to the discretion of the relevant investment team. Such circumstances could include, for example:
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Certain countries impose temporary trading restrictions, a practice known as “share blocking.” This means that once the shares have been voted, the shareholder does not have the ability to sell the shares for a certain period of time, usually until the day after the conclusion of the shareholder meeting. Unless a client directs otherwise, Invesco generally refrains from voting proxies at companies or in markets where share blocking applies. In some instances, Invesco may determine that the benefit to the client(s) of voting a specific proxy outweighs the client’s temporary inability to sell the shares.
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Some companies require a representative to attend shareholder meetings in person to vote a proxy or issuer-specific additional documentation, certification or the disclosure of beneficial owner details to vote. Invesco may determine that the costs of sending a representative or submitting additional documentation, including power of attorney documentation, or disclosures outweigh the benefit of voting a particular proxy.
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Invesco may not receive proxy materials from the relevant fund or custodian used by our clients with sufficient time and information to make an informed independent voting decision.
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Invesco held shares on the record date but has sold them prior to the meeting date.
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Although Invesco uses reasonable efforts to vote a proxy, proxies may not be accepted or may be rejected for various reasons, including due to changes in the agenda for a shareholder meeting for which Invesco does not have sufficient notice, when certain custodians used by our clients do not offer a proxy voting in a jurisdiction, or due to operational issues experienced by third parties involved in the process or by an issuer or sub-custodian.
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Additionally, despite the best efforts of Invesco and its proxy voting agent, there may be instances where our votes may not be received or properly tabulated by an issuer or an issuer’s agent. Invesco will generally endeavor to vote and maintain any paper ballots received provided they are delivered in a timely manner ahead of the vote deadline.
F.
Securities Lending
Invesco’s funds may participate in a securities lending program. In circumstances where funds’ shares are on loan, the voting rights of those shares are transferred to the borrower. If the security in question is on loan as part of a securities lending program, Invesco may determine that the vote is material to the investment, and therefore, the benefit to the client of voting a particular proxy outweighs the economic benefits of securities lending. In those instances, Invesco may determine to recall securities that are on loan prior to the meeting record date, so we will be entitled to vote those shares. For example, for certain actively managed funds, the lending agent has standing instructions to systematically recall all securities on loan for Invesco to vote the proxies on those previously loaned shares. There may be instances where Invesco may be unable to recall shares or may choose not to recall shares. Such circumstances may include instances when Invesco does not receive timely notice of the meeting, or when Invesco deems the opportunity for a fund to generate securities lending revenue outweighs the benefits of voting at a specific meeting. The relevant investment team will make these determinations.
G.
Conflicts of Interest
There may be occasions where voting proxies may present a perceived or actual conflict of interest between Invesco, as investment adviser, and one or more of Invesco’s clients or vendors.
Firm-Level Conflicts of Interest
A conflict of interest may exist if Invesco has a material business relationship with either the company soliciting a proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. Such relationships may include, among others, a client relationship, serving as a vendor whose products/services are material or significant to Invesco, serving as a distributor of Invesco’s products, or serving as a significant research provider or broker to Invesco.
Invesco identifies potential conflicts of interest based on a variety of factors, including, but not limited, to the materiality of the relationship between the issuer or its affiliates to Invesco.
Material firm-level conflicts of interests are identified by individuals and groups within Invesco globally using criteria established by the Proxy Voting and Governance team. These criteria are monitored and updated periodically by the Proxy Voting and Governance team so up-to-date information is available when conducting conflicts checks. Operating procedures and associated governance are designed to seek to assure conflicts of interest are appropriately considered ahead of voting proxies. The Global IPAC Conflict of Interest Sub-committee maintains oversight of the process. Companies identified as conflicted will be voted in line with the principles below as implemented by Invesco’s internal proxy voting guidelines. To the extent an investment team disagrees with the Policy, our processes and procedures seek to assure that justifications and rationales are fully documented and presented to the Global IPAC Conflict of Interest Sub-committee for approval by a majority vote.
As an additional safeguard, persons from Invesco’s marketing, distribution and other customer-facing functions may not serve on the Global IPAC. For the avoidance of doubt, Invesco may not consider Invesco Ltd.’s pecuniary interest when voting proxies on behalf of clients. To avoid any appearance of a conflict of interest, Invesco will not vote proxies issued by Invesco Ltd. that are held in client accounts.
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Personal Conflicts of Interest
A conflict also may exist where an Invesco employee has a known personal or business relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships. Under Invesco’s Global Code of Conduct, Invesco entities and individuals must act in the best interests of clients and must avoid any situation that gives rise to an actual or perceived conflict of interest.
All Invesco personnel with proxy voting responsibilities are required to report any known personal or business conflicts of interest regarding proxy issues with which they are involved. In such instances, the individual(s) with the conflict will be excluded from the decision-making process relating to such issues.
H.
Voting Funds of Funds
Funds of funds holdings can create various special situations for proxy voting, including operational challenges in certain markets. The scenarios below set out examples of how Invesco votes funds of funds:
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When required by law or regulation, shares of an Invesco fund held by other Invesco funds will be voted in the same proportion as the votes of external shareholders of the underlying fund. If such proportional voting is not operationally possible, Invesco will not vote the shares.
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When required by law or regulation, shares of an unaffiliated registered fund held by one or more Invesco funds will be voted in the same proportion as the votes of external shareholders of the underlying fund. If such proportional voting is not operationally possible, Invesco will not vote the shares.
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For U.S. funds of funds where proportional voting is not required by law or regulation, shares of Invesco funds held by other Invesco funds generally will be voted in the same proportion as the votes of external shareholders of the underlying fund. If such proportional voting is not operationally possible, Invesco will vote in line with internal proxy voting guidelines. Investment teams retain full discretion over proxy voting decisions for funds of funds where proportional voting is not required by law or regulation and may choose to vote differently.
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For U.S. funds of funds where proportional voting is not required by law or regulation, shares of unaffiliated registered funds held by one or more Invesco funds generally will be voted in the same proportion as the votes of external shareholders of the underlying fund. If such proportional voting is not operationally possible, Invesco will vote in line with internal proxy voting guidelines. Investment teams retain full discretion over proxy voting decisions for funds of funds where proportional voting is not required by law or regulation and may choose to vote differently.
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Non-U.S. funds of funds will not be voted proportionally due to operational limitations. The applicable Invesco entity will vote in line with its local policies, as indicated in Exhibit A. If no local policies exist, Invesco will vote non-U.S. funds of funds in line with the firm level conflicts of interest process described above.
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Where client or proprietary accounts are invested directly in shares issued by Invesco affiliates and Invesco has proxy voting authority, shares will be voted in the same proportion as the votes of external shareholders of the underlying holding. If proportional voting is not possible, the shares will be voted in line with a Proxy Service Provider’s recommendation.
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Unless it decides to solicit investor instructions, Invesco shall not vote the shares of an Invesco fund held by a fund, client or proprietary account managed by Invesco Canada Ltd.
I.
Review of Policy
It is the responsibility of the Global IPAC to review this Policy and the internal proxy voting guidelines annually to consider whether any changes are warranted. This annual review seeks to assure this Policy and the internal proxy voting guidelines remain consistent with clients’ best interests, regulatory
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requirements, local market standards and best practices. Further, this Policy and our internal proxy voting guidelines are reviewed at least annually by various departments within Invesco to seek to ensure that they remain consistent with Invesco’s views on best practice in corporate governance and long-term investment stewardship.
III.
Our Good Governance Principles
Invesco’s good governance principles outline our views on best practice in corporate governance and long-term investment stewardship. These principles have been developed by our global investment teams in collaboration with the Proxy Voting and Governance team and various departments internally. The broad philosophy and guiding principles in this section inform our approach to long-term investment stewardship and proxy voting. The principles and positions reflected in this Policy are designed to guide Invesco’s investment professionals in voting proxies; they are not intended to be exhaustive or prescriptive.
Our investment teams retain full discretion on vote execution in the context of our good governance principles and internal proxy voting guidelines, except where otherwise specified in this Policy. The final voting decisions may consider the unique circumstances affecting companies, regional best practices and any dialogue we have had with company management. As a result, different investment teams may vote differently on particular proxy votes for the same company. To the extent investment teams choose to vote a proxy in a way that is not aligned with the principles below, rationales are fully documented.
When evaluating proxy issues and determining how to cast our votes, Invesco’s investment teams may engage with companies in advance of shareholder meetings, and throughout the year. These meetings can be joint efforts between our global investment professionals.
The following guiding principles apply to proxy voting with respect to operating companies. We apply a separate approach to open-end and closed-end investment companies and unit investment trusts. Where appropriate, these guidelines may be supplemented by additional internal guidance that considers regional variations in best practices, company disclosure and region-specific voting items. Invesco may vote on proposals not specifically addressed by these principles or guidelines based on an evaluation of a proposal’s likelihood to enhance long-term shareholder value.
Our good governance principles are organized around six broad pillars:
A.
Transparency
We expect companies to provide accurate, timely and complete information that enables investors to make informed investment decisions and effectively carry out their stewardship activities. Invesco supports the highest standards in corporate transparency and believes that these disclosures should be made available ahead of the voting deadlines for an annual general meeting or special meeting to allow for timely review and decision-making.
Financial reporting: Company accounts and reporting must accurately reflect the underlying economic position of a company. Arrangements that may constitute an actual or perceived conflict with this objective should be avoided.
●
We will generally support proposals to accept the annual financial statements, statutory accounts and similar proposals. However, if these reports are not presented in a timely manner or significant issues are identified regarding their integrity (e.g., the external auditor’s opinion is absent or qualified), we will generally review the matter on a case-by-case basis.
External auditor ratification and audit fees:
●
We will generally not support the ratification of the independent auditor and/or ratification of their fees payable if non-audit fees exceed audit and audit related fees or if there are significant auditing controversies or questions regarding the independence of the external auditor. We will consider an auditor’s length of service as a company’s independent auditor in applying this policy.
●
We will generally vote against the incumbent audit committee chair, or nearest equivalent, where the
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non-audit fees paid to the independent auditor exceed audit fees for two consecutive years or other problematic accounting practices are identified such as fraud, misapplication of audit standards or persistent material weaknesses/deficiencies in internal controls over financial reporting.
Other business: Generally, we vote against proposals to transact other business matters where disclosure is insufficient and we are not given the opportunity to review and understand what issues may be raised.
Related-party transactions: Invesco will vote all related party transactions on a case-by-case basis. The vote analysis will consider the following factors, among others:
●
disclosure of the transaction details must be full and transparent (such as details of the related parties and of the transaction subject, timeframe, pricing, potential conflicts of interest, and other terms and conditions);
●
the transaction must be fair and appropriate, with a sound strategic rationale;
●
the company should provide an independent opinion either from the supervisory board or an external financial adviser;
●
minority shareholders’ interests should be protected; and
●
the transactions should be on an arm’s length basis.
Routine business items and formalities: Invesco generally votes non-contentious routine business items and formalities as recommended by the issuer’s management and board of directors. Routine business items and formalities generally include proposals to:
●
accept or approve a variety of routine reports; and
●
approve provisionary financial budgets and strategy for the current year.
B.
Accountability
Robust shareholder rights and strong board oversight help ensure that management adhere to the highest standards of ethical conduct, are held to account for poor performance and responsibly deliver value creation for stakeholders over the long term. We encourage companies to adopt governance features that ensure board and management accountability. In particular, we consider the following as key mechanisms for enhancing accountability to investors:
One share one vote: Voting rights are an important tool for investors to hold boards and management teams accountable. Unequal voting rights may limit the ability of investors to exercise their stewardship obligations.
●
We generally do not support proposals that establish or perpetuate dual classes of voting shares, double voting rights or other means of differentiated voting or disproportionate board nomination rights.
●
We generally support proposals to decommission differentiated voting rights.
●
Where unequal voting rights are established, we expect these to be accompanied by reasonable safeguards to protect minority shareholders’ interests.
Anti-takeover devices: Mechanisms designed to prevent or delay takeover attempts may unduly limit the accountability of boards and management teams to shareholders.
●
We generally will not support proposals to adopt antitakeover devices such as poison pills. Exceptions may be warranted at entities without significant operations and to preserve the value of net operating losses carried forward or where the applicability of the pill is limited in scope and duration.
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In addition, we will generally not support capital authorizations or amendments to corporate articles
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or bylaws at operating companies that may be utilized for antitakeover purposes, for example, the authorization of classes of shares of preferred stock with unspecified voting, dividend, conversion or other rights (“blank check” authorizations).
●
We generally support proposals for the removal of anti-takeover provisions.
Shareholder rights: We support the rights of shareholders to hold boards and management teams accountable for company performance. We generally support best-practice-aligned proposals to enhance shareholder rights.
●
Proxy access: Within the US market, we generally vote for management and shareholder proposals for proxy access that employ guidelines reflecting the SEC framework for proxy access with the following provisions:
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Ownership threshold: at least three percent (3%) of the voting power;
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Ownership duration: at least three (3) years of continuous ownership for each member of the nominating group;
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Aggregation: minimal or no limits on the number of shareholders permitted to form a nominating group; and
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Cap: cap on nominees of one (1) director or twenty-five percent (25%) of the board, whichever is higher.
●
Shareholder ability to call special meetings: Generally, we vote for management and shareholder proposals that provide shareholders with the ability to call special meetings with a minimum threshold of 10% but not greater than 25%. We will not support proposals to prohibit shareholders’ right to call special meetings.
●
Shareholder ability to act by written consent: Generally, assess shareholder proposals that provide shareholders with the ability to act by written consent case-by-case taking into account the following factors, among other things:
●
Shareholders’ current right to call special meetings; and
●
Investor ownership structure.
●
Supermajority vote requirements: Generally, vote against proposals to require a supermajority shareholder vote. We will vote for management and shareholder proposals to reduce supermajority vote requirements, in favor of a simple majority threshold. Lowering this requirement can democratize corporate governance and facilitate a more fair and dynamic decision-making that empowers and represents a wider shareholder base; especially for key corporate actions such as mergers, changes in control, or proposals to amend or repeal a portion of a company’s articles of incorporation.
●
Bundling of proposals: It is our view that the bundling of multiple proposals or articles amendments in one single voting item restricts shareholders’ ability to express their views, with an all-or-nothing vote. We generally oppose such proposals unless all bundled resolutions are deemed acceptable and conducive of long-term shareholder value.
Virtual shareholder meetings: Companies should hold their annual or special shareholder meetings in a manner that best serves the needs of its shareholders and the company. Shareholders should have an opportunity to participate in such meetings. Shareholder meetings provide an important mechanism by which shareholders provide feedback or raise concerns without undue censorship and hear from the board and management.
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We will generally support management proposals seeking to allow for the convening of hybrid shareholder meetings (allowing shareholders the option to attend and participate either in person or through a virtual platform).
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●
Management or shareholder proposals that seek to authorize the company to hold virtual-only meetings (held entirely through virtual platform with no corresponding in-person physical meeting) will be assessed on a case-by-case basis. Companies have a responsibility to provide strong justification and establish safeguards to preserve comparable rights and opportunities for shareholders to participate virtually as they would have during an in-person meeting. Invesco will consider, among other things, a company’s practices, jurisdiction and disclosure, including the items set forth below:
i.
meeting procedures and requirements are disclosed in advance of a meeting detailing the rationale for eliminating the in-person meeting;
ii.
clear and comprehensive description of which shareholders are qualified to participate, how shareholders can join the virtual-only meeting, how and when shareholders submit and ask questions either in advance of or during the meeting;
iii.
disclosure regarding procedures for questions received during the meeting, but not answered due to time or other restrictions; and
iv.
description of how shareholder rights will be protected in a virtual-only meeting format including the ability to vote shares during the time the polls are open.
C.
Board Composition and Effectiveness
Voting on director nominees in uncontested elections
Definition of independence: Invesco considers local market definitions of director independence, but applies a proprietary standard for assessing director independence considering a director’s status as a current or former employee of the business, any commercial or consulting relationships with the company, the level of shares beneficially owned or represented and familial relationships, among others.
Board and committee independence: The board of directors, board committees and regional equivalents should be sufficiently independent from management, substantial shareholders and conflicts of interest. We consider local market practices in this regard and in general we look for a balance across the board of directors. Above all, we like to see signs of robust challenge and discussion in the boardroom.
●
We will generally vote against one or more non-independent directors when a board is less than majority independent, but we will take into account local market practice with regards to board independence in limited circumstances where this standard is not appropriate.
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We will generally vote against non-independent directors serving on the audit committee.
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We will generally vote against non-independent directors serving on the compensation committee.
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We will generally vote against non-independent directors serving on the nominating committee.
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In relation to the board, compensation committee and nominating committee we will consider the appropriateness of significant shareholder representation in applying this policy. This exception will generally not apply to the audit committee.
Independent Board Chair: It is our view that independent board leadership generally enhances management accountability to investors. Companies deviating from this best practice should provide a strong justification and establish safeguards to ensure that there is independent oversight of a board’s activities (e.g., by appointing a lead or senior independent director with clearly defined powers and responsibilities).
●
We will generally vote against the incumbent nominating committee chair, or nearest equivalent, where the board chair is not independent unless a lead independent or senior director is appointed.
●
We will review shareholder proposals requesting that the board chair be an independent director on
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a case-by-case basis, taking into account several factors, including, but not limited to, the presence of a lead independent director and a sufficiently independent board, a sound governance structure with no record of recent material governance failures or controversies, and sound financial performance. Invesco will also positively consider less disruptive proposals that will enter into force at the subsequent leadership transition.
●
We will generally not vote against a CEO or executive serving as board chair solely on the basis of this issue, however, we may do so in instances where we have significant concerns regarding a company’s corporate governance, capital allocation decisions and/or compensation practices.
Attendance and over boarding: Director attendance at board and committee meetings is a fundamental part of their responsibilities and provides efficient oversight for the company and its investors. In addition, directors should not have excessive external board or managerial commitments that may interfere with their ability to execute the duties of a director.
●
We will generally vote against or withhold votes from directors who attend less than 75% of board and committee meetings for two consecutive years. We expect companies to disclose any extenuating circumstances, such as health matters or family emergencies, that would justify a director’s low attendance, in line with good practices.
●
We will generally vote against directors who have more than four total mandates at public operating companies, if their attendance is below 75% of all board and committee meetings in the year under review, or if material governance failures have been identified. We apply a lower threshold for directors with significant commitments such as executive positions and chairmanships.
Diversity: In our view, an effective board should be comprised of directors with a mix of skills, experience, tenure, and industry expertise together with a diverse profile of individuals of different genders, ethnicities, race, culture, age, perspectives and backgrounds. The board should reflect the diversity of the workforce, customers, and the communities in which a business operates. In our view, greater diversity in the boardroom contributes to robust challenge and debate, avoids groupthink, fosters innovation, and provides competitive advantage to companies. We consider diversity at the board level, within the executive management team and in the succession pipeline.
●
In markets where there are regulatory expectations, listing standards or minimum quotas for board diversity, Invesco will generally apply the same expectations. In all other markets, we will generally vote against the incumbent nominating committee chair of a board, or nearest equivalent, where a company failed to demonstrate improvements are being made to diversity practices for three or more consecutive years, recognizing that building a qualified and diverse board takes time.
●
It is our view that an individual board’s nominating committee is best positioned to determine whether director term limits would be an appropriate measure to help achieve these goals and, if so, the nature of such limits. Invesco generally opposes proposals to limit the tenure of outside directors through mandatory retirement ages.
Director term limits and retirement age: It is important for a board of directors to examine its membership regularly with a view to ensuring that the board is effective, and the company continues to benefit from a diversity of director viewpoints and experience. As stated above, an individual board’s nominating committee is best positioned to determine whether director term limits or establishing a mandatory retirement age would be an appropriate measure to help achieve these goals and, if so, the nature of such limits. Therefore, Invesco generally opposes shareholder proposals to limit the tenure of board directors or to impose a mandatory retirement age.
Responsiveness: Boards should respond to investor concerns in a timely fashion, including reasonable requests to engage with company representatives regarding such concerns, and address matters that receive significant voting dissent at general meetings of shareholders.
●
We will generally vote against the incumbent chair of the governance committee, or nearest
A-12

equivalent, in cases where the board has not adequately responded to items receiving significant voting opposition from shareholders at an annual or extraordinary general meeting.
●
We will generally vote against the incumbent chair of the governance committee, or nearest equivalent, where the board has not adequately responded to a shareholder proposal which has received significant support from shareholders.
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We will generally vote against the incumbent chair of the compensation committee, or nearest equivalent, if there are significant ongoing concerns with a company’s compensation practices that have not been addressed by the committee or egregious concerns with the company’s compensation practices for two consecutive years.
●
We will generally vote against the incumbent compensation committee chair, or nearest equivalent, where there are ongoing concerns with a company’s compensation practices and there is no opportunity to express dissatisfaction by voting against an advisory vote on executive compensation, remuneration report (or policy) or nearest equivalent.
●
Where a company has not adequately responded to engagement requests from Invesco or satisfactorily addressed issues of concern, we may oppose director nominations, including, but not limited to, nominations for the lead independent director and/or committee chairs.
Director indemnification: Invesco recognizes that individuals may be reluctant to serve as corporate directors if they are personally liable for all related lawsuits and legal costs. As a result, reasonable limitations on directors’ liability can benefit a company and its shareholders by helping to attract and retain qualified directors while preserving recourse for shareholders in the event of misconduct by directors. Invesco will evaluate shareholder proposals to amend directors’ indemnification and exculpation provisions on a case-by-case basis.
Discharge of directors: We will generally support proposals to ratify the actions of the board of directors, supervisory board and/or executive decision-making bodies, provided there are no material oversight failures and legal controversies, or other wrongdoings in the relevant fiscal year – committed or yet to be confirmed. When such oversight concerns are identified, we will consider a company’s response to any issues raised and may vote against ratification proposals instead of, or in addition to, director nominees.
Director election process: Board members should generally stand for election annually and individually.
●
We will generally support proposals requesting that directors stand for election annually.
●
We will generally vote against the incumbent governance committee chair or nearest equivalent, if a company has a classified board structure that is not being phased out. We may make exceptions to this guideline in regions where market practice is for directors to stand for election on a staggered basis.
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We will generally support shareholder proposals to repeal a classified board and elect all directors annually.
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When a board is presented for election as a slate (e.g., shareholders are unable to vote against individual nominees and must vote for or against the entire nominated slate of directors) and this approach is not aligned with local market practice, we will generally vote against the slate in cases where we otherwise would vote against an individual nominee.
●
Where market practice is to elect directors as a slate, we will generally support the nominated slate unless there are governance concerns with several of the individuals included on the slate or we have broad concerns with the composition of the board such as a lack of independence.
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Majority vote standard: Invesco generally votes in favor of proposals to elect directors by a majority vote, except in cases where a company has adopted formal governance principles that present a meaningful alternative to the majority voting standard.
Board size: We will generally defer to the board with respect to determining the optimal number of board members given the size of the company and complexity of the business, provided that the proposed board size is sufficiently large to represent shareholder interests and sufficiently limited to remain effective. We might oppose amendments to the board size, when such change is deemed diminishing of Invesco’s governance requirements such as an adequate level of independence and diversity on the board.
Board assessment and succession planning: Invesco will consider and vote case-by-case on shareholder proposals to adopt a policy on succession planning. When evaluating board effectiveness, Invesco considers whether periodic performance reviews and skills assessments are conducted to ensure the board represents the interests of shareholders. In addition, boards should have a robust succession plan in place for key management and board personnel.
Voting on director nominees in contested elections
Proxy contests: We will review case-by-case dissident shareholder proposals based on their individual merits. We consider the following factors, among others, when evaluating the merits of each list of nominees: the long-term performance of the company relative to its industry, management’s track record, any relevant background information related to the contest, the qualifications of the respective lists of director nominees, the strategic merits of the approaches proposed by both sides, including the likelihood that the proposed goals can be met, and positions of stock ownership in the company.
D.
Capitalization
Capital allocation: Invesco expects companies to responsibly raise and deploy capital toward the long-term, sustainable success of the business. In addition, we expect capital allocation authorizations and decisions to be made with due regard to shareholder dilution, rights of shareholders to ratify significant corporate actions and pre-emptive rights, where applicable.
Share issuance: We generally support authorizations to issue shares without preemptive rights up to 20% of a company’s issued share capital for general corporate purposes. However, for issuance requests with preemptive rights, we support authorizations up to a threshold of 50%. Shares should not be issued at a substantial discount to the market price. The same requirements are expected for convertible and non-convertible debt instruments.
Share repurchase programs: We generally support share repurchase plans in which all shareholders may participate on equal terms. However, it is our view that such plans should be executed transparently and in alignment with long-term shareholder interests. Therefore, we will not support such plans when there is clear evidence of abuse or no safeguards against selective buybacks, or the terms do not align with market best practices.
Stock splits: We will evaluate proposals for forward and reverse stock splits on a case-by-case basis. Each proposal will be evaluated based on its potential impact on shareholder value, local market best practices, and alignment with the company's long-term strategic goals.
Increases in authorized share capital: We will generally support proposals to increase a company’s number of authorized common and/or preferred shares, provided we have not identified concerns regarding a company’s historical share issuance activity or the potential to use these authorizations for antitakeover purposes. We will consider the amount of the request in relation to the company’s current authorized share capital, any proposed corporate transactions contingent on approval of these requests and the cumulative impact on a company’s authorized share capital, for example, if a reverse stock split is concurrently submitted for shareholder consideration.
A-14

Mergers, acquisitions, disposals and other corporate transactions: Invesco’s investment teams will review proposed corporate transactions including mergers, acquisitions, reorganizations, proxy contests, private placements, dissolutions and divestitures based on a proposal’s individual investment merits. In addition, we broadly approach voting on other corporate transactions as follows:
●
We will generally support proposals to approve different types of restructurings that provide the necessary financing to save the company from involuntary bankruptcy.
●
We will generally support proposals to enact corporate name changes and other proposals related to corporate transactions that we believe are in shareholders’ best interests.
●
We will generally support reincorporation proposals, provided that management has provided a compelling rationale for the change in legal jurisdiction and provided further that the proposal will not significantly adversely impact shareholders’ rights.
E.
Environmental, Social and Governance Risk Oversight
Director responsibility for risk oversight: A board of directors is ultimately responsible for overseeing management and ensuring that proper governance, oversight and control mechanisms are in place at the companies it oversees. Invesco may take voting action against director nominees in response to material governance or risk oversight failures that adversely affect shareholder value.
Invesco considers the adequacy of a company's response to material oversight failures when determining whether any voting action is warranted. In addition, Invesco will consider the responsibilities delegated to board sub-committees when determining if it is appropriate to hold the incumbent chair of the relevant committee, or nearest equivalent, accountable for these material failures.
Material governance or risk oversight failures at a company may include, without limitation:
i.
significant bribery, corruption or ethics violations;
ii.
events causing significant climate-related risks;
iii.
significant health and safety incidents; and/or
iv.
failure to ensure the protection of human rights.
Reporting of financially material environmental, social and corporate governance (“ESG”) information: Companies should report on their ESG opportunities and risks where material to their business operations.
●
Climate risk management: We encourage companies to report on material climate-related risks and opportunities and how these are considered within the company’s strategy, financial planning, governance structures and risk management frameworks aligned with applicable regional regulatory requirements. For companies in industries that materially contribute to climate change, we encourage comprehensive disclosure of greenhouse gas emissions and Paris Agreement of 2015-aligned emissions reduction targets, where appropriate. Invesco may take voting action at companies that fail to adequately address climate-related risks, including opposing director nominations in cases where we view the lack of effective climate transition risk management as potentially detrimental to long-term shareholder value.
Shareholder proposals addressing environmental and social (“E&S”) issues: We recognize E&S shareholder proposals are nuanced and therefore, Invesco will analyze such proposals on a case-by-case basis. When considering such proposals, we will consider the following factors, among others: a company's track record on E&S issues, the efficacy of the proposal's request, whether the requested action is unduly burdensome, and whether we consider the adoption of such proposal would promote long-term shareholder value. We will also consider company responsiveness to the proposal and any engagement on the issue when casting votes.
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Invesco may support shareholder resolutions requesting that specific actions be taken to address E&S issues or mitigate exposure to material E&S risks, including reputational risk, related to these issues. We generally do not support resolutions where insufficient information has been provided in advance of the vote or a lack of disclosure inhibits our ability to make fully informed voting decisions.
F.
Executive Compensation and Performance Alignment
Invesco supports compensation polices and equity incentive plans that promote alignment between management incentives and shareholders’ long-term interests. We pay close attention to local market practice and may apply stricter or modified criteria where appropriate.
Advisory votes on executive compensation, remuneration policy and remuneration reports: We will generally not support compensation-related proposals where more than one of the following is present:
i.
there is an unmitigated misalignment between executive pay and company performance for at least two consecutive years;
ii.
there are problematic compensation practices which may include, among others, incentivizing excessive risk taking or circumventing alignment between management and shareholders’ interests via repricing of underwater options;
iii.
vesting periods for long-term incentive awards are less than three years;
iv.
the company “front loads” equity awards;
v.
there are inadequate risk mitigating features in the program such as clawback provisions;
vi.
excessive, discretionary one-time equity grants are awarded to executives; and/or
vii.
less than half of variable pay is linked to performance targets, except where prohibited by law.
Invesco will consider company reporting on pay ratios as part of our evaluation of compensation proposals, where relevant.
Equity plans: Invesco generally supports equity compensation plans that promote the proper alignment of incentives with shareholders’ long-term interests, and generally votes against plans that are overly dilutive to existing shareholders, plans that contain objectionable structural features which may include provisions to reprice options without shareholder approval, plans that include evergreen provisions or plans that provide for automatic accelerated vesting upon a change in control.
Employee stock purchase plans: We generally support employee stock purchase plans that are reasonably designed to provide proper incentives to a broad base of employees, provided that the price at which employees may acquire stock represents a reasonable discount from the market price and that the total shareholder dilution resulting from the plan is not excessive (e.g., more than 10% of outstanding shares).
Severance Arrangements: Invesco considers proposed severance arrangements (sometimes known as “golden parachute” arrangements) on a case-by-case basis due to the wide variety among their terms. Invesco acknowledges that in some cases such arrangements, if reasonable, and aligned with local market best practices, may be in shareholders’ best interests as a method of attracting and retaining high-quality executive talent. We generally evaluate case-by-case proposals requiring shareholder ratification of senior executives’ severance agreements depending on whether the proposed terms and disclosure align with good market practice.
Frequency of Advisory Vote on Executive Compensation (Say-on-Pay, MSOP) Management Proposals: It is our view that shareholders should be given the opportunity to vote on executive compensation and adequately express their potential concerns. Invesco will generally vote in favor of a one-year frequency, in order to foster greater accountability, as well as to grant shareholders a timely intervention on egregious pay practices.
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Exhibit A
Harbourview Asset Management Corporation
Invesco Advisers, Inc.
Invesco Asset Management (India) Pvt. Ltd*1
Invesco Asset Management (Japan) Limited*1
Invesco Asset Management (Schweiz) AG
Invesco Asset Management Deutschland, GmbH
Invesco Asset Management Limited1
Invesco Asset Management Singapore Ltd
Invesco Australia Ltd
Invesco Canada Ltd.1
Invesco Capital Management LLC
Invesco Capital Markets, Inc.*1
Invesco European RR L.P
Invesco Fund Managers Limited
Invesco Hong Kong Limited
Invesco Investment Advisers LLC
Invesco Investment Management (Shanghai) Limited
Invesco Investment Management Limited
Invesco Loan Manager, LLC
Invesco Managed Accounts, LLC
Invesco Management S.A.
Invesco Overseas Investment Fund Management (Shanghai) Limited
Invesco Pensions Limited
Invesco Private Capital, Inc.
Invesco Real Estate Management S.à r.l.1
Invesco RR Fund L.P.
Invesco Senior Secured Management, Inc.
Invesco Taiwan Limited*1
Invesco Trust Company
OppenheimerFunds, Inc.
WL Ross & Co. LLC
*
Invesco entities with specific proxy voting guidelines
1
Invesco entities with specific conflicts of interest policies
A-17

Subject to Completion – dated January 31, 2025

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.
Prospectus
[      ]

Invesco Actively Managed Exchange-Traded Fund Trust
[TICKER]	Invesco QQQ Hedged Advantage ETF	[Exchange]
The U.S. Securities and Exchange Commission (“SEC”) and the Commodity Futures Trading Commission (“CFTC”) have not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Summary Information
Investment Objective
The Invesco QQQ Hedged Advantage ETF (the “Fund”) seeks to provide capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[XX] %

Other Expenses[1]	[XX]

Total Annual Fund Operating Expenses	[XX]

1 “Other Expenses” are based on estimated amounts for the current fiscal year.
Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[XX]	$[XX]
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. As of the date of this prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.
Principal Investment Strategies
The Fund seeks to achieve its investment objective by: (1) investing primarily in a portfolio of U.S. equity securities that is intended to substantially replicate the performance of the Nasdaq-100 Index (the “Index”) (the “Equity Portfolio”), and (2) utilizing an option overlay strategy designed to partially hedge the Fund’s downside exposure when equity markets decline. The Fund is designed to provide investors with a portion of the returns linked to an investment in the equity securities that comprise the Index, while limiting downside and volatility risks relative to a traditional long-only equity portfolio.
In managing the Equity Portfolio, the portfolio managers seek to track the performance of the Index as closely as possible, and the Fund will invest significantly in the securities that comprise the Index. The Fund may, however, invest in other equity securities not included in the Index. Nasdaq, Inc. (“Nasdaq” or the “Index Provider”) compiles, maintains and calculates the Index, which includes securities of 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market LLC based on market capitalization. Security types generally eligible for inclusion in the Index are common stocks and American Depositary Receipts (“ADRs”) that represent securities of non-U.S. issuers. Securities of companies organized as real estate investment trusts (“REITs”), securities of Special Purpose Acquisition Companies (“SPACs”), and “when-issued” securities are not eligible for inclusion in the Index.
The portfolio managers seek to construct the option overlay strategy by systematically buying and selling call and put options based on the Index (or an exchange-traded fund (“ETF”) that tracks the Index), and utilizing combinations of put option spread and covered call option strategies or put-spread collar strategies (i.e., combination of a sold call with a put spread, all with the same reference asset). The portfolio managers will ordinarily create a put option spread by buying put options on the Index (or ETF) at a higher strike price and selling a put option on the Index (or ETF) at a relatively lower strike price. When the Fund purchases a put option, the Fund has the right, but not the obligation, to sell the underlying reference asset at an agreed upon price to a counterparty at a specific time. The value of put options purchased by the Fund will typically increase when the value of the Index (or ETF) declines below the strike price of the option, which provides the Fund with some downside protection. When the Fund sells a put option, the counterparty has the right, but not the obligation, to sell the underlying reference asset to the Fund at an agreed upon price at a specific time. By selling put options with a relatively lower strike price than the put options purchased by the Fund, the Fund effectively limits the amount of the downside protection it receives from the put options purchased.
In order to partially offset the cost of these put option spreads, the portfolio managers will also sell call options on the Index or an ETF tracking the Index. When the Fund sells a call option, the Fund gives the counterparty the right, but not the obligation, to purchase the reference asset (or the value thereof) from the Fund at a specific price and time in exchange for a premium. While these premiums help offset the cost of the put option spreads, the Fund loses some of its ability to profit from increases in the value of the Index.
In implementing the option overlay strategy, the portfolio managers seek to provide “laddered” exposure, meaning that the Fund will hold put option spreads for multiple (typically, twelve-month) periods (each, a “hedge period”). These hedge periods are typically staggered one month apart. This structure is intended to reduce the Fund’s volatility and exposure to downside risks in any one hedge period alone. The portfolio management team has flexibility to modify and allocate the Fund’s assets across hedge periods in order to achieve the desired exposure and downside protection for the Fund. The Fund’s put option spreads are systematically maintained at levels that are intended to reduce the Fund’s exposure to market declines within a particular range. The option overlay strategy is not designed to provide market protection when the market is only down slightly; during such periods, the Fund is expected to perform in line with broad equity markets.
The Fund’s option overlay strategy may not always provide greater market protection than other equity investments, particularly in rising equity markets when the Fund is expected to underperform traditional long-only equity strategies. In addition, by selling call options to offset some of the costs associated with the option overlay strategy, the Fund will forgo some of the upside from increases in the value of the Index (or ETF) in certain market conditions.
The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).
Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of [      ], the Index had significant exposure to the information technology sector. The Fund’s portfolio holdings, and the extent to which it concentrates its investments, are likely to change over time.
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Principal Risks of Investing in the Fund
The following summarizes the principal risks of investing in the Fund.
The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.
Market Risk. Securities held by the Fund are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Fund’s portfolio. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to the Fund’s net asset value (“NAV”).
Management Risk. The Fund is subject to management risk because a portion of its portfolio is actively managed. In particular, in managing the Fund's option overlay strategy, the Adviser or Sub-Adviser applies investment techniques and risk analyses in making investment and asset allocation decisions for the Fund, but there can be no guarantee that these actions will produce the desired results.
Index Risk. While the Fund is actively managed, a substantial portion of the Fund’s portfolio is designed to track the performance of the Index. In managing this portion of the Fund’s portfolio, the portfolio managers will not generally buy or sell a security unless that security is added or removed, respectively, from the Index, regardless of the performance of that security. If a specific security is removed from the Index, the Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. The Index may not contain the appropriate mix of securities for any particular economic cycle.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company's common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company's common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company's products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent the Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns.
From time to time, certain companies in which the Fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries the U.S. government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. government identifies as state sponsors of terrorism or subjects to sanctions.
ADR Risk. ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. ADRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.
Industry Concentration Risk. In following its methodology, the Index may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. As a result, the Fund will also concentrate its investments in such industries or industry groups to approximately the same extent. By concentrating its investments in an industry or industry group, the Fund faces more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Information Technology Sector Risk. Factors such as the failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence, competition from alternative technologies, and research and development of new products may significantly affect the market value of securities of issuers in the information technology sector.
Derivatives Risk. Derivatives may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives may be used to create synthetic exposure to an underlying asset or to seek to hedge a portfolio risk. If the Fund uses derivatives to seek to “hedge” a portfolio risk, the change in value of a derivative may not correlate as expected with the underlying asset being hedged, and it is possible that the hedge therefore may not succeed. If the Sub-Adviser is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Some of the derivatives in which the Fund invests are traded (and privately negotiated) in the market. OTC derivatives are subject to heightened credit, liquidity and valuation risks. Certain risks also are specific to the derivatives in which the Fund invests.
Put/Spread Collar Strategy Risk. The put/collar strategy used to seek to protect the Fund against a decline in value may not work as intended. The Fund’s collar strategy will consist of short call options
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positions and long and short put options positions. By selling call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the Index above the strike prices of such options. By purchasing put options in return for the payment of premiums, the Fund may be protected from a significant decline in the price of the Index if the purchased put options become in the money (i.e., the value of the Index is below the strike price), but during periods where the Index appreciates, the Fund will underperform due to the cost of the premiums paid and the increased value of the call sold. Investors who purchase shares of the Fund when the Fund’s put/collar strategy is not active may experience different levels of downside protection and upside participation depending on market performance. In addition, the Fund’s ability to sell the securities underlying the options will be limited while the options are in effect unless the Fund cancels out the options positions through the purchase or sale of offsetting identical options prior to the expiration of the options. Exchanges may suspend the trading of options in volatile markets. If trading is suspended, the Fund may be unable to purchase or sell options at times that may be desirable or advantageous to do so, which may increase the risk of tracking error. The Fund’s returns will not match that of a fund that invests solely in securities comprising the Index.
Options Risk. Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities or contract markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Sub-Adviser’s ability to predict correctly future price fluctuations and the degree of correlation between the options and securities or contract markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Sub-Adviser, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.
Short Sale and Short Exposure Risk. Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline so that the security may be purchased at a lower price when returning the borrowed security. A short exposure through a derivative exposes the Fund to counterparty credit risk and leverage risk. The risk for loss on a short sale or other short exposure is greater than a direct investment in the security itself because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. The risk of loss through a short sale or other short exposure may in some cases be theoretically unlimited. Government actions also may affect the Fund’s ability to engage in short selling.
Cash/Cash Equivalent Risk. To the extent the Fund holds cash or cash equivalents rather than securities or other instruments in which it primarily invests, the Fund risks losing opportunities to participate in market appreciation and may experience potentially lower returns.
Money Market Funds Risk. Money market funds are subject to management fees and other expenses, and the Fund's investments in money market funds will cause it to bear proportionately the costs incurred by the money market funds' operations while simultaneously paying its own management fees and expenses. An investment in a money market fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; it is possible to lose money by investing in a money market fund. To the extent that the Fund invests in money market funds, the Fund will be subject to the same risks that investors experience when investing in money market funds. These risks may include the impact of significant fluctuations in assets as a result of the cash sweep program or purchase and redemption activity in those funds.
Money market funds are open-end registered investment companies that historically have traded at a stable $1.00 per share price. However, money market funds that do not meet the definition of a “retail money market fund” or “government money market fund” under the 1940 Act are required to transact at a floating NAV per share (i.e., in a manner similar to how all other non-money market mutual funds transact), instead of at a $1.00 stable share price. Money market funds may also impose liquidity fees in certain circumstances, including times of market stress or heavy redemptions. If the Fund invested in a money market fund with a floating NAV, the impact on the trading and value of the money market instrument may negatively affect the Fund's return potential.
Investments in Investment Companies Risk. Because the Fund may invest in other investment companies, its investment performance may depend on the investment performance of the underlying investment companies in which it invests. An investment in an investment company is subject to the risks associated with that investment company. The Fund will pay indirectly a proportional share of the fees and expenses of the investment companies in which it invests (including fees of the investment companies), while continuing to pay its own management fee to the Adviser. As a result, shareholders will absorb duplicate levels of fees with respect to the Fund’s investments in other investment companies.
Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.
Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.
Cash Transaction Risk. Most ETFs generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, the Fund currently intends to effect creations and redemptions partially for cash, rather than principally in-kind, due to the nature of the Fund’s investments. As such, the Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Therefore, the Fund may recognize a capital gain on these sales that might not have been incurred if the Fund had made a redemption in-kind. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between the Fund and conventional ETFs.
Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, and Shares may be more likely to trade at a premium or discount to the Fund's NAV and to face trading halts and/or delisting. Additionally, investments in non-U.S. securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that the Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption
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process of the Fund. In stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, which may cause a variance in the market price of Shares and their underlying NAV. In addition, an exchange or market may issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation/redemption process, potentially affect the price at which Shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's NAV.
Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Shares May Trade at Prices Different than NAV. Shares trade on a stock exchange at prices at, above or below the Fund’s most recent NAV. The Fund’s NAV is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Shares fluctuates continuously throughout trading hours on the exchange, based on both the relative market supply of, and demand for, the Shares and the underlying value of the Fund’s portfolio holdings. As a result, the trading prices of the Shares may deviate from the Fund’s NAV. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Performance
As of the date of this prospectus, the Fund has not commenced operations and therefore does not have a performance history. Once available, the Fund's performance information will be accessible on the Fund's website at www.invesco.com/ETFs and will provide some indication of the risks of investing in the Fund.
Management of the Fund
Investment Adviser. Invesco Capital Management LLC (the “Adviser”).
Investment Sub-Adviser. Invesco Advisers, Inc. (the “Sub-Adviser”).
Portfolio Managers
The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Head of Equities and Director of Portfolio Management of the Adviser; Vice President of the Trust	[ ] 2025

John Burrello, CFA	Portfolio Manager of the Sub-Adviser	[ ] 2025

Chris Devine, CFA	Portfolio Manager of the Sub-Adviser	[ ] 2025

Scott Hixon, CFA	Portfolio Manager of the Sub-Adviser	[ ] 2025

Purchase and Sale of Shares
The Fund will issue and redeem Shares at NAV only with APs and only in large blocks of [      ] Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”), partially in exchange for cash and partially in exchange for the deposit or delivery of a basket of securities. However, the Fund also reserves the right to permit or require Creation Units to be issued principally in exchange for cash or for the deposit or delivery of a basket of securities. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.
Individual Shares may only be bought and sold in the secondary market (i.e., on a national securities exchange) through a broker or dealer at a market price. Because the Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (at a premium), at NAV, or less than NAV (at a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
Recent information, including information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, will be made available online at www.invesco.com/ETFs.
Tax Information
The Fund’s distributions generally will be taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange-traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Additional Information About the Fund’s Strategies and Risks
Principal Investment Strategies
The Fund seeks to achieve its investment objective by: (1) investing primarily in a portfolio of U.S. equity securities that is intended to substantially replicate the performance of the Index (the “Equity Portfolio”), and (2) utilizing an option overlay strategy designed to partially hedge the Fund’s downside exposure when equity markets decline. The Fund is designed to provide investors with a portion of the returns linked to an investment in the equity securities that comprise the Index, while limiting downside and volatility risks relative to a traditional long-only equity portfolio.
In managing the Equity Portfolio, the portfolio managers seek to track the performance of the Index as closely as possible, and the Fund will invest significantly in the securities that comprise the Index. The Fund may, however, invest in other equity securities not included in the Index. Nasdaq compiles, maintains and calculates the Index, which includes securities of 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market LLC based on market capitalization. Security types generally eligible for inclusion in the Index are common stocks and ADRs. Securities of companies organized as REITs), securities of SPACs), and “when-issued” securities are not eligible for inclusion in the Index.
The portfolio managers seek to construct the option overlay strategy by systematically buying and selling call and put options based on the Index (or an ETF that tracks the Index), and utilizing combinations of put option spread and covered call option strategies or put-spread collar strategies (i.e., combination of a sold call with a put spread, all with the same reference asset). The portfolio managers will ordinarily create a put option spread by buying put options on the Index (or ETF) at a higher strike price
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and selling a put option on the Index (or ETF) at a relatively lower strike price. When the Fund purchases a put option, the Fund has the right, but not the obligation, to sell the underlying reference asset at an agreed upon price to a counterparty at a specific time. The value of put options purchased by the Fund will typically increase when the value of the Index (or ETF) declines below the strike price of the option, which provides the Fund with some downside protection. When the Fund sells a put option, the counterparty has the right, but not the obligation, to sell the underlying reference asset to the Fund at an agreed upon price at a specific time. By selling put options with a relatively lower strike price than the put options purchased by the Fund, the Fund effectively limits the amount of the downside protection it receives from the put options purchased.
In order to partially offset the cost of these put option spreads, the portfolio managers will also sell call options on the Index or an ETF tracking the Index. When the Fund sells a call option, the Fund gives the counterparty the right, but not the obligation, to purchase the reference asset (or the value thereof) from the Fund at a specific price and time in exchange for a premium. While these premiums help offset the cost of the put option spreads, the Fund loses some of its ability to profit from increases in the value of the Index.
In implementing the option overlay strategy, the portfolio managers seek to provide “laddered” exposure, meaning that the Fund will hold put option spreads for multiple (typically, twelve-month) periods (each, a “hedge period”). These hedge periods are typically staggered one month apart. This structure is intended to reduce the Fund’s volatility and exposure to downside risks in any one hedge period alone. The portfolio management team has flexibility to modify and allocate the Fund’s assets across hedge periods in order to achieve the desired exposure and downside protection for the Fund. The Fund’s put option spreads are systematically maintained at levels that are intended to reduce the Fund’s exposure to market declines within a particular range. The option overlay strategy is not designed to provide market protection when the market is only down slightly; during such periods, the Fund is expected to perform in line with broad equity markets.
The Fund’s option overlay strategy may not always provide greater market protection than other equity investments, particularly in rising equity markets when the Fund is expected to underperform traditional long-only equity strategies. In addition, by selling call options to offset some of the costs associated with the option overlay strategy, the Fund will forgo some of the upside from increases in the value of the Index (or ETF) in certain market conditions.
Temporary Defensive Strategies
The Fund may take a temporary defensive position and hold a portion of its assets in cash or cash equivalents and money market funds (including affiliated money market funds) if there are inadequate investment opportunities available due to adverse market, economic, political or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions. Doing so could help the Fund avoid losses in the event of falling market prices and provide liquidity to make additional investments, but may mean lost investment opportunities in a period of rising market prices. During these periods, the Fund may not achieve its investment objective.
Principal Risks of Investing in the Fund
The following provides additional information regarding certain of the principal risks identified under “Principal Risks of Investing in the Fund” in the Fund's “Summary Information” section. Any of the following risks may impact the Fund’s NAV which could result in the Fund trading at a premium or discount to NAV.
Market Risk. The Fund’s holdings are subject to market fluctuations, and the Fund could lose money due to short-term market movements and over longer periods during market downturns. You should anticipate that the value of Shares will decline, more or less, in correlation with any decline in value of the holdings in the Fund’s portfolio. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or due to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to the Fund’s NAV.
Management Risk. The Fund is subject to management risk because a portion of its portfolio is actively managed. In particular, in managing the Fund's option overlay strategy, the Adviser or Sub-Adviser applies investment techniques and risk analyses in making investment and asset allocation decisions for the Fund, but there can be no guarantee that these actions will produce the desired results.
Index Risk. While the Fund is actively managed, a substantial portion of the Fund’s portfolio is designed to track the performance of the Index. In managing this portion of the Fund’s portfolio, the portfolio managers will not generally buy or sell a security unless that security is added or removed from the Index, regardless of the performance of that security. If a specific security is removed from the Index, the Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. The Index may not contain the appropriate mix of securities for any particular economic cycle.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, will fall. The value of an equity security may fall due to changes in general economic conditions that impact the market as a whole and that are relatively unrelated to an issuer or its industry. These conditions include changes in interest rates, specific periods of overall market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. An issuer's common stock in particular may be especially sensitive to, and more adversely affected by, these general movements in the stock market; it is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds.
In addition, equity risk includes the risk that investor sentiment toward, and perceptions regarding, one or more particular industries or economic sectors will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries or sectors more broadly. Price changes of equity securities may occur in a particular region, industry, or sector of the market, and as a result, the value of an issuer's common stock may fall solely because of factors, such as increases in production costs, that negatively impact other companies in the same industry or in a number of different industries.
Equity risk also includes the financial risks of a specific company, including that the value of the company's securities may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company's products or services. In particular, the common stock of a company may decline significantly in price over short periods of time. For example, an adverse event, such as an unfavorable earnings report, may depress the value of common stock; similarly, the common stock of an issuer may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer experiences a decline in its financial condition.
Foreign Investment Risk. Investments in foreign securities involve risks that are beyond those associated with investments in U.S. securities. Fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities, and foreign securities may have relatively low market liquidity, decreased publicly available information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers.
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Foreign securities also are subject to the risks of expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. Each country has different laws specific to that country that impact investment, which may increase the risks to which investors are subject. Country-specific rules or legislation addressing investment-related transactions may inhibit or prevent certain transactions from transpiring in a particular country.
From time to time, certain companies in which the Fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries the U.S. government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance.
Furthermore, foreign exchanges and broker-dealers generally are subject to less government and exchange scrutiny and regulation than their U.S. counterparts. Differences in clearance and settlement procedures in foreign markets may cause delays in settlement of the Fund's trades effected in those markets and could result in losses to the Fund due to subsequent declines in the value of the securities subject to the trades. Depositary receipts also involve substantially identical risks to those associated with investments in foreign securities. Additionally, the issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, have no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.
ADR Risk. ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. ADRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.
Certain countries may limit the ability to convert ADRs into the underlying foreign securities and vice versa, which may cause the securities of the foreign company to trade at a discount or premium to the market price of the related ADR. ADRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by a depositary and the issuer of the underlying security. A depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Unsponsored receipts may involve higher expenses and may be less liquid. Holders of unsponsored ADRs generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.
Industry Concentration Risk. In following its methodology, the Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that the Index concentrates in the securities of issuers in a particular industry or industry group, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, the Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry, competition for resources, adverse labor relations, political or world events, obsolescence of technologies, and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole. Information about the Fund’s exposure to a particular sector, industry, industry group or sub-industry (as applicable) will be available in the Fund’s Annual and Semi-Annual Reports to Shareholders, on the Fund’s website, and on required forms filed with the SEC.
Information Technology Sector Risk. Companies in the information technology sector may be adversely affected by the failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, both domestically and internationally, product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence and competition for the services of qualified personnel. Companies in the information technology sector also face competition or potential competition with numerous alternative technologies. In addition, the highly competitive information technology sector may cause the prices for these products and services to decline in the future.
Information technology companies may have limited product lines, markets, financial resources or personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.
The information technology sector is subject to rapid and significant changes in technology that are evidenced by the increasing pace of technological upgrades, evolving industry standards, ongoing improvements in the capacity and quality of digital technology, shorter development cycles for new products and enhancements, developments in emerging wireless transmission technologies and changes in customer requirements and preferences. The success of sector participants depends substantially on the timely and successful introduction of new products.
Derivatives Risk. The Fund may invest in derivatives, including futures contracts, options, options on futures contracts and swaps, as applicable. Derivatives are financial instruments that derive their value from an underlying asset, such as a security, index or exchange rate. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives may be riskier than other types of investments and may be more volatile, less tax efficient and less liquid than other securities.
Derivatives may be used to create synthetic exposure to an underlying asset or to seek to hedge a portfolio risk. If the Fund uses derivatives to seek to “hedge” a portfolio risk, the change in value of a derivative may not correlate as expected with the underlying asset being hedged, and it is possible that the hedge therefore may not succeed. In addition, given their complexity, derivatives may be difficult to value.
Derivatives are subject to a number of risks including credit risk, interest rate risk, and market risk. Credit risk refers to the possibility that a counterparty will be unable and/or unwilling to perform under the agreement. Interest rate risk refers to fluctuations in the value of an asset resulting from changes in the general level of interest rates. OTC derivatives are also subject to counterparty risk (sometimes referred to as “default risk”), which is the risk that the other party to the contract will not fulfill its contractual obligations.
Derivatives may be especially sensitive to changes in economic and market conditions, and their use may give rise to a form of leverage. Leverage may cause the portfolio of the Fund to be more volatile than if the portfolio had not been leveraged because leverage can exaggerate the effect of any increase or decrease in the value of securities held by the Fund. For some derivatives, such leverage could result in losses that exceed the original amount invested in the derivative. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company, as well as by regulatory changes.
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Put/Spread Collar Strategy Risk. The put/collar strategy used to seek to protect the Fund against a decline in value may not work as intended. The Fund’s collar strategy will consist of short call options positions and long and short put options positions. By selling call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the Index above the strike prices of such options. By purchasing put options in return for the payment of premiums, the Fund may be protected from a significant decline in the price of the Index if the purchased put options become in the money (i.e., the value of the Index is below the strike price), but during periods where the Index appreciates, the Fund will underperform due to the cost of the premiums paid and the increased value of the call sold. Investors who purchase shares of the Fund when the Fund’s put/collar strategy is not active may experience different levels of downside protection and upside participation depending on market performance. In addition, the Fund’s ability to sell the securities underlying the options will be limited while the options are in effect unless the Fund cancels out the options positions through the purchase or sale of offsetting identical options prior to the expiration of the options. Exchanges may suspend the trading of options in volatile markets. If trading is suspended, the Fund may be unable to purchase or sell options at times that may be desirable or advantageous to do so, which may increase the risk of tracking error. The Fund’s returns will not match that of a fund that invests solely in securities comprising the Index.
Options Risk. Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities or contract markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Sub-Adviser's ability to predict correctly future price fluctuations and the degree of correlation between the options and securities or contract markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Sub-Adviser, thus limiting the ability to implement the Fund's strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.
Short Sale and Short Exposure Risk. Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline so that the security may be purchased at a lower price when returning the borrowed security. A short exposure through a derivative exposes the Fund to counterparty credit risk and leverage risk. The risk for loss on a short sale or other short exposure is greater than a direct investment in the security itself because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. The risk of loss through a short sale or other short exposure may in some cases be theoretically unlimited. Government actions also may affect the Fund’s ability to engage in short selling.
Cash/Cash Equivalent Risk. To the extent the Fund holds cash or cash equivalents rather than securities or other instruments in which it primarily invests, the Fund risks losing opportunities to participate in market appreciation and may experience potentially lower returns.
Money Market Funds Risk. Money market funds are subject to management fees and other expenses, and the Fund's investments in money market funds will cause it to bear proportionately the costs incurred by the money market funds' operations while simultaneously paying its own management fees and expenses. An investment in a money market fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; it is possible to lose money by investing in a money market fund. To the extent that the Fund invests in money market funds, the Fund will be subject to the same risks that investors experience when investing in money market funds. These risks may include the impact of significant fluctuations in assets as a result of the cash sweep program or purchase and redemption activity in those funds.
Money market funds are open-end registered investment companies that historically have traded at a stable $1.00 per share price. However, money market funds that do not meet the definition of a “retail money market fund” or “government money market fund” under the 1940 Act are required to transact at a floating NAV per share (i.e., in a manner similar to how all other non-money market mutual funds transact), instead of at a $1.00 stable share price. Money market funds may also impose liquidity fees in certain circumstances, including times of market stress or heavy redemptions. If the Fund invested in a money market fund with a floating NAV, the impact on the trading and value of the money market instrument may negatively affect the Fund's return potential.
Investments in Investment Companies Risk. Investing in other investment companies subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease or the portfolio becomes illiquid. Moreover, the Fund will pay indirectly a proportional share of the fees and expenses of the investment companies in which it invests. Investments in an exchange-traded fund are subject to, among other risks, the risk that the exchange-traded fund’s shares may trade at a discount or premium relative to the NAV of its shares and the listing exchange may halt trading of the exchange-traded fund’s shares.
Non-Diversified Fund Risk. Because the Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
Issuer-Specific Changes Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform worse than the market as a whole, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, expiration of patent protection, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.
Cash Transaction Risk. Unlike most ETFs, the Fund currently intends to effect creations and redemptions partially for cash, rather than principally in-kind, due to the nature of the Fund’s investments. ETFs generally are able to make in-kind redemptions and avoid being taxed on gain on the distributed portfolio securities at the Fund level. Because the Fund currently intends to effect redemptions partially for cash, rather than principally for in-kind securities, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. The Fund may recognize a capital gain on these sales that might not have been incurred if the Fund had made a redemption in-kind, and this may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between the Fund and conventional ETFs.
Authorized Participant Concentration Risk. Only APs may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. The risk may be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or
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redeem Creation Units, this may result in a significantly diminished trading market for Shares, and Shares may be more likely to trade at a premium or discount to NAV and to face trading halts and/or delisting. Additionally, investments in non-U.S. securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that the Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Market Trading Risk. The Fund faces numerous market trading risks, including losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Although Shares are listed for trading on a securities exchange, there can be no assurance that an active trading market for Shares will develop or be maintained by market makers or APs, that Shares will continue to trade on any such exchange or that Shares will continue to meet the requirements for listing on an exchange. Any of these factors, among others, may lead to the Shares trading at a premium or discount to the Fund’s NAV. As a result, an investor could lose money over short or long periods. Further, the Fund may experience low trading volume and wide bid/ask spreads. Bid/ask spreads vary over time based on trading volume and market liquidity (including for the underlying securities held by the Fund), and are generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity.
In stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, which may cause a variance in the market price of Shares and their underlying NAV. In addition, an exchange or market may issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation/redemption process, potentially affect the price at which Shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Shares May Trade at Prices Different than NAV. Shares trade on a stock exchange at prices at, above or below the Fund’s most recent NAV. The Fund’s NAV is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Shares fluctuates continuously throughout trading hours on the exchange, based on both the relative market supply of, and demand for, the Shares and the underlying value of the Fund’s portfolio holdings. As a result, the trading prices of the Shares may deviate from the Fund’s NAV. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV. The Adviser cannot predict whether the Shares will trade below, at or above the Fund’s NAV. Exchange prices are not expected to correlate exactly with the Fund’s NAV due to timing reasons, supply and demand imbalances and other factors. In addition, disruptions to creations and redemptions, including disruptions at market makers, APs, or other market participants, or periods of significant market volatility or stress, may result in trading prices for the Shares that differ significantly from the value of the Fund’s underlying holdings, with the result that investors may pay significantly more or receive significantly less than the underlying value of the Shares bought or sold. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV.
Additionally, APs may be less willing to create or redeem the Shares if there is a lack of an active market for such Shares or the Fund’s underlying investments, which may contribute to the Shares trading at a premium or discount.
Unlike conventional ETFs, the Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified index across its entire portfolio. Index-based ETFs generally have traded at prices that closely correspond to NAV per share. Given the high level of transparency of the Fund’s holdings, the Adviser believes that the trading experience of the Fund should be similar to that of index-based ETFs. However, there can be no assurance as to whether and/or the extent to which the Shares will trade at premiums or discounts to NAV.
Non-Principal Investment Strategies
The Fund’s investment objective is a non-fundamental policy that the Board of Trustees the (“Board”) of the Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”) may change without shareholder approval upon 60 days’ prior written notice to shareholders.
The fundamental and non-fundamental policies of the Fund are set forth in the Fund’s Statement of Additional Information (“SAI”) under the section “Investment Restrictions.”
Borrowing Money
The Fund may borrow money up to the limits set forth in the Fund’s SAI under the section “Investment Restrictions.”
Securities Lending
The Fund may lend its portfolio securities to brokers, dealers, and other financial institutions. In connection with such loans, the Fund receives liquid collateral equal to at least 102% (105% for international securities) of the value of the loaned portfolio securities. This collateral is marked-to-market on a daily basis.
Additional Risks of Investing in the Fund
The Fund may also be subject to certain other non-principal risks associated with its investments and investment strategies. The following provides additional non-principal risk information regarding investing in the Fund.
Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund, like all companies, may be susceptible to operational, information security and related risks. Cybersecurity incidents involving the Fund and its service providers (including, without limitation, the Adviser, fund accountant, custodian, transfer agent and financial intermediaries) have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, impediments to trading, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which the Fund invests, counterparties with which the Fund engages, governmental and other regulatory authorities, exchanges and other financial market operators, banks, brokers, dealers, insurance companies, other financial institutions and other parties. The Fund and its shareholders could be negatively impacted as a result.
Index Provider Risk. A portion of the Fund's portfolio is designed to track the investment results, before fees and expenses, of the Index, as published by the Index Provider. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, composed or calculated accurately. While the Index Provider gives descriptions of what the Index is designed to achieve, the Index Provider generally does not provide any warranty or accept any liability in relation to the quality, accuracy or completeness of data in the Index, and it generally does not guarantee that the Index will be in line with its methodology. Errors made by the Index Provider with respect to the quality, accuracy and completeness of the data within the Index may occur from
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time to time and may not be identified and corrected by the Index Provider for a period of time, if at all.
Large Shareholder Risk. Certain shareholders, including a third party investor, the Adviser or an affiliate of the Adviser, an AP, a lead market maker, or another entity, may from time to time own a substantial amount of Shares or may invest in the Fund and hold its investment for a limited period of time solely to facilitate the commencement of the Fund or to facilitate the Fund achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment. Dispositions of a large number of Shares by these shareholders may adversely affect the Fund’s liquidity and net assets to the extent such transactions are executed directly with the Fund in the form of redemptions through an AP, rather than executed in the secondary market. These redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV and increase the Fund’s brokerage costs. Further, such sales may accelerate the realization of taxable income and/or gains to shareholders, or the Fund may be required to sell its more liquid Fund investments to meet a large redemption, in which case the Fund’s remaining assets may be less liquid, more volatile, and more difficult to price. To the extent the Fund permits cash purchases, large purchases of Shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. To the extent these large shareholders transact in shares on the secondary market, such transactions may account for a large percentage of the trading volume on the Fund’s exchange and may, therefore, have a material upward or downward effect on the market price of the Shares. To the extent the Fund permits redemptions in cash, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns.
Leverage Risk. To the extent that the Fund borrows money, it may be leveraged. Leveraging generally exaggerates the effect on NAV of any increase or decrease in the market value of the Fund’s portfolio securities. Borrowing creates interest expenses and other expenses (e.g., commitment fees) for the Fund that affect the Fund’s performance. Interest expenses are excluded from the Fund expenses borne by the Adviser under the unitary management fee.
Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Additionally, if a sector or sectors in which the Fund is concentrated is negatively impacted to a greater extent by such events, the Fund may experience heightened volatility. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of the Fund’s investments.
Securities Lending Risk. Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If the Fund lends its securities and is unable to recover the securities loaned, it may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly. Any cash received as collateral for loaned securities will be invested in an affiliated money market fund. This investment is subject to market appreciation or depreciation and the Fund will bear any loss on the investment of its cash collateral.
Trading Issues Risk. Investors buying or selling Shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. Moreover, trading in Shares on [Exchange] (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Foreign exchanges may be open on days when Shares are not priced, and therefore, if the Fund holds securities that are primarily listed on such exchanges, the value of such securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell Shares.

Tax Structure of ETFs
Unlike interests in conventional mutual funds, which typically are bought and sold only at their closing NAV per share, the Shares are traded throughout the day in the secondary market on a national securities exchange and are issued and redeemed partially for cash and partially in-kind in Creation Units at each day’s next calculated NAV. In-kind arrangements are designed to protect shareholders from the adverse effects on the Fund’s portfolio that could arise from frequent cash creation and redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because of the mutual fund’s need to sell portfolio securities to obtain cash to meet such redemptions. These sales may generate taxable gains that must be distributed to the shareholders of the mutual fund, whereas the Shares’ in-kind redemption mechanism may reduce the effect of a tax event for the Fund (to the extent it uses in-kind redemptions) or its shareholders.
Because the Fund intends to effect creations and redemptions partially for cash, investments in the Fund’s Shares may be less tax-efficient than investments in shares of conventional ETFs that utilize an entirely in-kind redemption process.

Portfolio Holdings
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at www.invesco.com/ETFs.

Management of the Fund
Invesco Capital Management LLC is a registered investment adviser with its offices at 3500 Lacey Road, Suite 700, Downers Grove, IL 60515. Invesco Capital Management LLC serves as the investment adviser to the Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco Exchange-Traded Self-Indexed Fund Trust and Invesco India Exchange-Traded Fund Trust, a family of ETFs, with combined assets under management of $[XX] as of [      , 2025].
As the Fund’s investment adviser, the Adviser has overall responsibility for selecting and continuously monitoring the Fund’s investments, managing the Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services for the Trust and oversight of the Sub-Adviser.
Invesco Advisers, Inc., a subsidiary of Invesco Ltd., the parent of Invesco Capital Management LLC, is a registered investment adviser and serves as the Fund’s investment sub-adviser. Subject to the supervision of the Adviser and the Board, the Sub-Adviser is responsible for the investment management of the Fund. The Sub-Adviser’s principal business address is 1331 Spring Street NW, Suite 2500, Atlanta, GA 30309. In addition, the
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Sub-Adviser serves as the investment adviser to the Invesco mutual funds with combined assets under management of approximately $[XX] as of [      , 2025].
Portfolio Managers
The Adviser and Sub-Adviser each use teams of portfolio managers, investment strategists and other investment specialists in managing the Fund. This team approach brings together many disciplines and leverages the Adviser’s and Sub-Adviser’s extensive resources. In this regard, Peter Hubbard, John Burrello, Chris Devine and Scott Hixon (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund.
Investment decisions for the Fund are made by investment management teams at the Adviser and Sub-Adviser. Each Portfolio Manager is responsible for various functions related to portfolio management, including investing cash flows, coordinating with other team members to focus on certain asset classes, implementing investment strategy and researching and reviewing investment strategy. Each Portfolio Manager has limitations on his or her authority for risk management and compliance purposes that the Adviser or Sub-Adviser believes to be appropriate.
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Peter Hubbard, Head of Equities and Director of Portfolio Management of the Adviser and Vice President of the Trust, has been responsible for the management of the Fund since [      ] 2025. He has been responsible for the management of certain funds in the Invesco family of ETFs since June 2007 and has been associated with the Adviser since 2005.
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John Burrello, CFA, Portfolio Manager of the Sub-Adviser, who has been responsible for the Fund since [      ] 2025 and has been associated with the Sub-Adviser and/or its affiliates since 2012.
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Chris Devine, CFA, Portfolio Manager of the Sub-Adviser, who has been responsible for the Fund since [      ] 2025 and has been associated with the Sub-Adviser and/or its affiliates since 1998.
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Scott Hixon, CFA, Portfolio Manager of the Sub-Adviser, who has been responsible for the Fund since [      ] 2025 and has been associated with the Sub-Adviser and/or its affiliates since 1994.
The Fund's SAI provides additional information about the Portfolio Managers’ compensation structure, other accounts that the Portfolio Managers manage and the Portfolio Managers' ownership of Shares.
Advisory Fees
Pursuant to an investment advisory agreement between the Adviser and the Trust (the “Investment Advisory Agreement”), the Fund pays the Adviser an annual management fee equal to [XX]% of its average daily net assets (the “Advisory Fee”).
The Advisory Fee paid by the Fund to the Adviser is an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, Acquired Fund Fees and Expenses, if any, litigation expenses, and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).
The Fund may invest in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser (collectively, “Underlying Affiliated Investments”). The indirect portion of the advisory fees that the Fund incurs through such Underlying Affiliated Investments is in addition to the Advisory Fee payable to the Adviser by the Fund. Therefore, the Adviser has agreed to waive the Advisory Fee payable by the Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund's Underlying Affiliated Investments or (ii) the Advisory Fee available to be waived. This waiver does not apply to the Fund's investment of cash collateral received for securities
lending. This waiver is in place through at least [      ], and there is no guarantee that the Adviser will extend it past that date.
The Adviser has entered into an Investment Sub-Advisory Agreement with the Sub-Adviser. The sub-advisory fee is paid by the Adviser to the Sub-Adviser at [XX]% of the Adviser’s compensation of the sub-advised assets of the Fund.
A discussion regarding the Board’s basis for approving the Investment Advisory Agreement and Investment Sub-Advisory Agreement with respect to the Fund will be available on the Fund’s website and filed on the Trust’s Form N-CSR for the fiscal period ended [      ].

How to Buy and Sell Shares
The Fund issues or redeems its Shares at NAV per Share only in Creation Units or Creation Unit Aggregations.
Most investors buy and sell Shares in secondary market transactions through brokers. Shares are listed for trading on the secondary market on the Exchange. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares generally are purchased and sold in “round lots” of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller “odd lots,” at no per share price differential. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.
The Shares trade on the Exchange under the symbol “[TICKER].”
Share prices are reported in dollars and cents per Share.
APs may acquire Shares directly from the Fund, and APs may tender their Shares for redemption directly to the Fund, at NAV per Share, only in Creation Units or Creation Unit Aggregations, and in accordance with the procedures described in the SAI.
Under normal circumstances, the Fund will pay out redemption proceeds to a redeeming AP within one day after the AP’s redemption request is received, in accordance with the process set forth in the Fund’s SAI and/or as set forth in the agreement between the AP and the Fund’s distributor, or as otherwise agreed to by the Fund and the AP. However, the Fund reserves the right, including under stressed market conditions, to take up to seven days after the receipt of a redemption request to pay an AP, all as permitted by the 1940 Act. If the Fund has foreign investments in a country where local market holiday(s) prevent the Fund from delivering such foreign investments to an AP in response to a redemption request, the Fund may take up to 15 days after the receipt of the redemption request to deliver such investments to the AP.
The Fund anticipates meeting redemption requests by paying redemption proceeds to an AP primarily in cash, but it reserves the right to also do so through in-kind redemptions. Cash used for redemptions will be raised from the sale of portfolio assets or may come from existing holdings of cash or cash equivalents. If the Fund holds Rule 144A securities, an AP that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the  Securities Act of 1933, as amended (the “Securities Act”), will not be able to receive those Rule 144A securities.
The Fund may liquidate and terminate at any time without shareholder approval.
Book Entry
Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares and is recognized as the record owner of all Shares for all purposes.
Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks,
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trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or “street name” form.
Share Trading Prices
The trading prices of Shares on the Exchange may differ from the Fund’s daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares.

Frequent Purchases and Redemptions of Shares
Shares may be purchased and redeemed directly from the Fund only in Creation Units by APs. The vast majority of trading in Shares occurs on the secondary market and does not involve the Fund directly. In-kind purchases and redemptions of Creation Units by APs and cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases or redemptions of the Shares. Cash purchases and/or redemptions of Creation Units, however, can result in increased disruption of portfolio management, dilution to the Fund and increased transaction costs, which could negatively impact the Fund's ability to achieve its investment objective, and may lead to the realization of capital gains. These consequences may increase as the frequency of cash purchases and redemptions of Creation Units by APs increases. However, direct trading by APs is critical to ensuring that Shares trade at or close to NAV.
To minimize these potential consequences of frequent purchases and redemptions of Shares, the Fund imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs the Fund incurs in effecting trades. In addition, the Adviser monitors trades by APs for patterns of abusive trading and the Fund reserves the right to not accept orders from APs that the Adviser has determined may be disruptive to the management of the Fund or otherwise are not in the best interests of the Fund. In recognition of the nature of the Fund’s investments and that Shares are purchased and redeemed in Creation Units partially in cash, the Board has adopted policies and procedures with respect to frequent purchases and redemptions of Shares, which incorporate the practices described above, as well as additional trade monitoring for market timing activities.

Dividends, Other Distributions and Taxes
Dividends and Other Distributions
Generally, dividends from net investment income, if any, are declared and paid [      ] by the Fund. The Fund also intends to distribute its net realized capital gains, if any, to shareholders annually. Dividends and other distributions may be declared and paid more frequently to comply with the distribution requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to avoid a federal excise tax imposed on regulated investment companies.
Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.
Taxes
The Fund intends to qualify each year as a regulated investment company (“RIC”) and, as such, is not subject to entity-level tax on the income and gain it distributes. If you are a taxable investor, dividends and distributions you receive generally are taxable to you whether you reinvest distributions in additional Shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received during the prior calendar year. In addition, investors in taxable accounts should be aware of the basic tax points listed below:
Fund Tax Basics
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The Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to shareholders. If you are a taxable investor, distributions of net investment income generally are taxable to you as ordinary income.
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Distributions of net short-term capital gains are taxable to you as ordinary income. A fund with a high portfolio turnover rate (a measure of how frequently assets within the fund are bought and sold) is more likely to generate short-term capital gains than a fund with a low portfolio turnover rate.
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Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Shares.
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A portion of income dividends paid by the Fund may be reported as qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met. These reduced rates generally are available for dividends derived from the Fund’s investment in stocks of domestic corporations and qualified foreign corporations. If the Fund invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
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The use of derivatives by the Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.
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Distributions declared to shareholders with a record date in October, November or December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
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Any long-term or short-term capital gains realized on the sale of your Shares will be subject to federal income tax.
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If the Fund is terminated, a shareholder will receive a liquidating distribution(s) which should be treated as payment in exchange for the Shares held by the shareholder. As a result, each shareholder should recognize gain or loss in an amount equal to the difference between the shareholder’s adjusted tax basis in his or her shares and the liquidating distribution(s) he or she receives, except to the extent the Shares are held in a tax-advantaged arrangement. A liquidating distribution may be subject to backup withholding as described below.
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A shareholder’s cost basis information will be provided on the sale of any of the shareholder’s Shares, subject to certain exceptions for exempt recipients. Please contact the broker (or other nominee) that holds your Shares with respect to reporting of your cost basis and available elections for your account.
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At the time you purchase your Shares, the Fund’s NAV may reflect undistributed income or undistributed capital gains. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying Shares just before the Fund declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.” In addition, the Fund’s NAV may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.
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By law, if you do not provide the Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your Shares. The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
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An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from taxable dispositions of Shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
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You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
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Fund distributions and gains from the sale of Shares generally are subject to state and local income taxes.
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If the Fund qualifies to pass through the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you. You will then be required to include your pro rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
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Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in the Fund.
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Under the Foreign Account Tax Compliance Act (“FATCA”), a 30% withholding tax is imposed on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). The Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of the Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
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To the extent the Fund invests in an underlying fund that is taxed as a RIC, please see the section titled “Taxes – Taxation of the Funds” in the Fund’s SAI for more information regarding the tax consequences of such investment.
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The above discussion concerning the taxability of Fund dividends and distributions and of sales of Shares is inapplicable to investors that generally are exempt from federal income tax, such as retirement plans that are qualified under Section 401 and 403 of the Code and individual retirement accounts (“IRAs”) and Roth IRAs.
Taxes on Purchase and Redemption of Creation Units
To the extent that the Fund permits in-kind transactions, an AP that exchanges equity securities for a Creation Unit generally will recognize a capital gain or loss equal to the difference between the market value of the Creation Units at the time of exchange (plus any cash received by the AP as part of the issue) and the sum of the AP's aggregate basis in the securities surrendered plus any cash component paid. Similarly, an AP that redeems a Creation Unit in exchange for securities generally will recognize a capital gain or loss equal to the difference between the AP's basis in the Creation Units (plus any cash paid by the AP as part of the redemption) and the aggregate market value of the securities received (plus any cash received by the AP as part of the redemption). The IRS, however, may assert that a loss realized upon an exchange of securities for a Creation Unit, or of a Creation Unit for securities, cannot be deducted currently under the rules governing “wash sales” or on the ground that there has been no significant change in the AP's economic position. An AP exchanging securities should consult its own tax advisor(s) with respect to whether wash sale rules apply and when a loss otherwise might not be deductible.
Any capital gain or loss realized on a redemption of a Creation Unit generally is treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less, assuming that such Creation Units are held as a capital asset. If you purchase or redeem one or more Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.
The foregoing discussion summarizes some of the more important possible consequences under current federal, state and local tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to state, local and/or foreign tax on the Fund's distributions and sales and/or redemptions of Shares. Consult your personal tax advisor(s) about the potential tax consequences of an investment in the Shares under all applicable tax laws.

Distributor
Invesco Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Shares. The Distributor is an affiliate of the Adviser.

Net Asset Value
The NAV for the Fund will be calculated and disseminated daily on each day that the NYSE is open for trading. The Bank of New York Mellon (“BNYM”) normally calculates the Fund’s NAV as of the regularly scheduled close of business of the NYSE (normally 4:00 p.m., Eastern time). The Fund’s NAV is based on prices at the time of closing, and U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments in a particular market or exchange. NAV is calculated by deducting all of the Fund’s liabilities from the total value of its assets and then dividing the result by the number of Shares outstanding, rounding to the nearest cent. Generally, the portfolio securities are recorded in the NAV no later than the trade date plus one day. In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are readily available and reliable are valued at market value. The Trust’s Board has designated the Adviser to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily
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available and reliable in accordance with Board-approved policies and related Adviser procedures (the “Valuation Procedures”), subject to the Board’s oversight.
Securities listed or traded on an exchange (except convertible securities) generally are valued at the last trade price or official closing price that day as of the close of the exchange where the security primarily trades. Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business day NAV per share, whereas securities of investment companies that are exchange-traded are valued at the last trade price or official closing price on the exchange on which they primarily trade. Deposits, other obligations of U.S. and non-U.S. banks and financial institutions, and cash equivalents are valued at their daily account value. Fixed-income securities (including convertible securities) normally are valued on the basis of prices provided by independent pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of institutional round lot size, but the Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they principally trade. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services. Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures. Foreign exchange-traded equity securities are valued at their market value if market quotations are available and reliable. The Adviser may use various pricing services to obtain market quotations as well as fair value prices. The Adviser may discontinue the use of any pricing service at any time.
At times, a listed security’s market price may not be readily available. Moreover, even when market quotations are available for a security, they may be stale or unreliable. A security’s last market quotation may become stale because, among other reasons, (i) the security is not traded frequently, (ii) the security ceased trading before its exchange closed; (iii) market or issuer-specific events occurred after the security ceased trading; or (iv) the passage of time between when the security’s trading market closes and when the Fund calculates its NAV caused the quotation to become stale. A security’s last market quotation may become unreliable because of (i) certain issuer- or security-specific events, including a merger or insolvency, (ii) events which affect a geographical area or an industry segment, such as political events or natural disasters, or (iii) market events, such as a significant movement in the U.S. market. When a security’s market price is not readily available, or the Adviser determines, in its judgment, that such price is stale or unreliable, the Adviser will value the security at fair value in good faith using the Valuation Procedures.
Fair value pricing involves subjective judgments, and fair value pricing methods may change from time to time. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Adviser to accurately assign a daily value, and Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security. There is no assurance that the Fund could sell a portfolio security for the value established for it at any time, and it is possible that the Fund would incur a loss if a security is sold at a discount to its established value.

Fund Service Providers
BNYM, 240 Greenwich Street, New York, New York 10286, is the administrator, custodian, transfer agent and fund accounting and dividend disbursing agent for the Fund.

Stradley Ronon Stevens & Young, LLP, 191 North Wacker Drive, Suite 1601, Chicago, Illinois 60606, and 2000 K Street, NW, Suite 700, Washington, D.C. 20006, serves as legal counsel to the Trust.

[ ], serves as the Fund’s independent registered public accounting firm. [ ] is responsible for auditing the annual financial statements of the Fund and assists in the preparation and/or review of the Fund’s federal and state income tax returns.
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Financial Highlights
The Fund is new and has no performance history as of the date of this Prospectus. Financial information for the Fund therefore is not available.
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Disclaimers
The Fund is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the Index to track general stock market performance. The Corporations' only relationship to the Adviser (“Licensee”) is in the licensing of the Nasdaq® and Index trade/service marks, and certain trade names of the Corporations and the use of the Index which is determined, composed and calculated by Nasdaq without regard to the Licensee or the Fund. Nasdaq has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the Index. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Shares to be issued or in the determination or calculation of the equation by which the Shares are to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Fund. “Nasdaq®” is a registered trademark and is used under license.
THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATIONS OF THE INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
The Adviser does not guarantee the accuracy and/or the completeness of the Index or any data included therein, and the Adviser shall have no liability for any errors, omissions, restatements, re-calculations or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares or any other person or entity from the use of the Index or any data included therein. The Adviser makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Index, even if notified of the possibility of such damages.

Premium/Discount Information
Information showing the number of days the market price of the Shares was greater (at a premium) and less (at a discount) than the Fund’s NAV for the most recently completed calendar year and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter) is available on the Fund’s website at www.invesco.com/ETFs.

Other Information
Continuous Offering
The method by which Creation Unit Aggregations of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of Shares are issued and sold by the Fund on an ongoing basis, a “distribution,” as such term is used in the Securities Act, may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.
For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent Shares and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving the solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.
Broker-dealer firms also should note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3)(C) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions), and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act only is available with respect to transactions on a national exchange.
Delivery of Shareholder Documents–Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of the prospectus and other shareholder documents, please contact your broker-dealer. If you currently are enrolled in householding and wish to change your householding status, please contact your broker-dealer.
For More Information
For more detailed information on the Trust, the Fund and the Shares, you may request a copy of the Fund’s SAI. The SAI provides detailed information about the Fund and is incorporated by reference into this prospectus. This means that the SAI legally is a part of this prospectus. Additional information about the Fund’s investments also will appear in the Fund’s Annual and Semi-Annual Reports to Shareholders and on Form N-CSR filed with the SEC, when available. In the Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its most recent fiscal year, when available. In Form N-CSR you will find the Fund’s annual and semi-annual financial statements. If you have questions about the Fund or Shares or you wish to obtain the SAI, Annual Report and/or Semi-Annual Report, or the Fund’s
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financial statements, when available, free of charge, or to make shareholder inquiries, please:
Call:	Invesco Distributors, Inc. at 1-800-983-0903 Monday through Friday 8:00 a.m. to 5:00 p.m. Central Time
Write:	Invesco Actively Managed Exchange-Traded Fund Trust c/o Invesco Distributors, Inc. 11 Greenway Plaza Houston, Texas 77046-1173
Visit:	www.invesco.com/ETFs
Reports and other information about the Fund are available on the EDGAR Database on the SEC's website at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
No person is authorized to give any information or to make any representations about the Fund and its Shares not contained in this prospectus, and you should not rely on any other information. Read and keep this prospectus for future reference.
Dealers effecting transactions in the Shares, whether or not participating in this distribution, generally are required to deliver a prospectus. This is in addition to any obligation of dealers to deliver a prospectus when acting as underwriters.
The Trust's registration number under the 1940 Act is 811-22148.
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Invesco Actively Managed Exchange-Traded Fund Trust
3500 Lacey Road, Suite 700		www.invesco.com/ETFs
Downers Grove, IL 60515	P-[ ]-PRO-1	800.983.0903 @InvescoUS

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.
Subject to Completion – dated January 31, 2025
Investment Company Act File No. 811-22148

Invesco Actively Managed Exchange-Traded Fund Trust

STATEMENT OF ADDITIONAL INFORMATION
Dated [      , 2025]
This Statement of Additional Information (the “SAI”) for Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”), relating to the series of the Trust listed below (the "Fund"), is not a prospectus. The SAI should be read in conjunction with the prospectus (the “Prospectus”) for the Fund dated [      , 2025], as the Prospectus may be revised from time to time.

Fund	Principal U.S. Listing Exchange	Ticker
Invesco QQQ Hedged Advantage ETF	[Exchange]	[TICKER]

Capitalized terms used herein that are not defined have the same meaning as in the Fund’s Prospectus, unless otherwise noted. A copy of the Fund’s Prospectus, shareholder report, and/or financial statements may be obtained without charge by writing to the Trust's Distributor, Invesco Distributors, Inc. (the “Distributor”), 11 Greenway Plaza, Houston, Texas 77046-1173, by calling toll free 1-800-983-0903, or by visiting the Fund’s website at www.invesco.com/ETFs.

STATEMENT OF ADDITIONAL INFORMATION

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GENERAL DESCRIPTION OF THE TRUST AND THE FUND
The Trust was organized as a Delaware statutory trust on November 6, 2007 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of [XX] Funds. This SAI relates to one series of the Trust, Invesco QQQ Hedged Advantage ETF. The Fund is classified as “non-diversified,” and as such, the Fund’s investments are not required to meet certain diversification requirements under the 1940 Act. The shares of the Fund are referred to herein as “Shares”.
The Fund seeks to provide capital appreciation. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Invesco Capital Management LLC (the “Adviser”), a wholly-owned subsidiary of Invesco Ltd., manages the Fund.
The Adviser has entered into an investment sub-advisory agreement with an affiliate, Invesco Advisers, Inc. ("Invesco Advisers" or the “Sub-Adviser”), to serve as investment sub-adviser to the Fund. The Sub-Adviser is an indirect wholly-owned subsidiary of Invesco Ltd. and is a registered investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act").
The Fund will issue and redeem Shares at net asset value (“NAV”) only in aggregations of a specified number of Shares set forth in the Fund’s Prospectus (each, a “Creation Unit” or a “Creation Unit Aggregation”).
The Fund will generally issue and redeem Creation Units partially in exchange for a designated basket of securities (the “Deposit Securities”) together with the deposit of a specified cash payment (the “Cash Component”), and partially for cash calculated based on the NAV per Share, multiplied by the number of Shares representing a Creation Unit ("Deposit Cash"), plus certain transaction fees. However, the Fund also reserves the right to permit or require Creation Units to be issued and redeemed in exchange principally for Deposit Cash or principally for Deposit Securities and a Cash Component.
To the extent that the Fund issues or redeems Creation Units in exchange for Deposit Securities, it may issue Shares in advance of receipt of such Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. To offset the added brokerage and other transaction costs the Fund incurs with using cash to purchase the requisite Deposit Securities, during each instance of cash creations or redemptions, the Fund may impose transaction fees that generally are higher than the transaction fees associated with in-kind creations or redemptions. For more information, see the section below titled “Creation and Redemption of Creation Unit Aggregations.”
Shares of the Fund are expected to be approved for listing, subject to notice of issuance, on the [Exchange] (the "Exchange"). Shares will trade throughout the day on the Exchange at market prices that may be below, at, or above NAV. In the event of the liquidation of the Fund, the Trust may decrease the number of Shares in a Creation Unit.
EXCHANGE LISTING AND TRADING
There can be no assurance that the Fund, once listed, will continue to meet the requirements of the Exchange necessary to maintain the listing of its Shares. The Exchange may, but is not required to, remove the Shares from listing if: (i) following the initial 12-month period beginning at the commencement of trading of the Fund, there are fewer than 50 beneficial owners of Shares; (ii) the Fund is no longer eligible to operate in reliance on Rule 6c-11 under the 1940 Act; (iii) the Fund fails to meet certain continued listing standards of the Exchange; or (iv) such other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares from listing and trading upon termination of the Fund.
As in the case of other stocks traded on the Exchange, brokers' commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.
INVESTMENT RESTRICTIONS
The Fund has adopted as fundamental policies the investment restrictions numbered (1) through (7) below. Except as noted below, the Fund, as a fundamental policy, may not:
(1) Invest more than 25% of the value of its net assets in securities of issuers in any one industry or group of industries, except to the extent that any index that the Fund's portfolio or portion thereof replicates concentrates in an industry or group of industries. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.
(2) Borrow money, except the Fund may borrow money to the extent permitted by (i) the 1940 Act, (ii) the rules and regulations promulgated by the Securities and Exchange Commission (the “SEC”) under the 1940 Act, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act.
(3) Act as an underwriter of another issuer’s securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the “Securities Act”), in connection with the purchase and sale of portfolio securities.
(4) Make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund’s investment policies, (ii) repurchase agreements or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund’s total assets.
(5) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund (i) from purchasing or selling options, futures contracts or other derivative instruments, or (ii) from investing in securities or other instruments backed by physical commodities).
(6) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).
(7) Issue senior securities, except as permitted under the 1940 Act.
Except for restrictions (2), (4)(iii) and (7), if the Fund adheres to a percentage restriction at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets, or the sale of a security out of the portfolio, will not constitute a violation of that restriction. With respect to restrictions (2), (4)(iii) and (7), in the event that the Fund’s borrowings, repurchase agreements and loans of portfolio securities at any time exceed 33 1/3% of the value of the Fund’s total assets (including the amount borrowed and the collateral received), less the Fund’s liabilities (other than borrowings or loans) due to subsequent changes in the value of the Fund’s assets or otherwise, within three days (excluding Sundays and holidays), the Fund will take corrective action to reduce the amount of its borrowings, repurchase agreements and loans of portfolio securities to an extent that such borrowings, repurchase agreements and loans of portfolio securities will not exceed 33 1/3% of the value of the Fund’s total assets (including the amount borrowed and the collateral received) less the Fund’s liabilities (other than borrowings or loans).
For purposes of classifying the Fund as either a “diversified company” or a “non-diversified company” (as such terms are defined in the 1940 Act), the ultimate issuer of debt securities is determined by the Adviser based on certain factors, such as responsibility for the payment of the obligations of such securities and whether such issuer’s assets and revenues principally back those obligations, and/or other available information.

The foregoing fundamental investment policies cannot be changed as to the Fund without approval by holders of a “majority of the Fund’s outstanding voting securities.” As defined in the 1940 Act, this means the vote of (i) 67% or more of the Fund’s Shares present at a meeting, if the holders of more than 50% of the Fund’s Shares are present or represented by proxy, or (ii) more than 50% of the Fund’s Shares, whichever is less.
In addition to the foregoing fundamental investment policies, the Fund also is subject to the following non-fundamental investment restrictions and policies, which may be changed by the Board of Trustees of the Trust (the “Board”) without shareholder approval. The Fund may not:
(1) Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short at no added cost, and provided that transactions in options, futures contracts, options on futures contracts or other derivative instruments are not deemed to constitute selling securities short.
(2) Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts or other derivative instruments shall not constitute purchasing securities on margin.
(3) Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act, although the Fund may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) and 12(d)(1)(G) of the 1940 Act.
(4) Invest in direct interests in oil, gas or other mineral exploration programs or leases; however, the Fund may invest in the securities of issuers that engage in these activities.
(5) Invest in illiquid investments if, as a result of such investment, more than 15% of the Fund’s net assets would be invested in illiquid investments.
The investment objective of the Fund is a non-fundamental policy that can be changed by the Board without approval by shareholders upon 60 days’ prior written notice to shareholders.
INVESTMENT STRATEGIES AND RISKS
Unlike conventional exchange-traded funds (“ETFs”), the Fund is “actively managed” and does not seek to replicate the performance of a specified index across its entire portfolio. The Fund seeks to achieve its investment objective by investing in securities included in its investment universe.
Additionally, during times of adverse market, economic, political or other conditions, the Fund may depart temporarily from its principal investment strategies (such as by maintaining a significant uninvested cash position that may include investments in unaffiliated or affiliated money market funds) for defensive purposes. Doing so could help the Fund avoid losses, but may mean lost investment opportunities. During these periods, the Fund may not achieve its investment objective.
A discussion of the Fund’s investment strategies and the risks associated with an investment in the Fund is contained in the “Summary Information—Principal Investment Strategies,” “Summary Information— Principal Risks of Investing in the Fund” and “Additional Information About the Fund’s Strategies and Risks” sections of the Fund’s Prospectus. The discussion below supplements, and should be read in conjunction with, those sections of the Fund’s Prospectus. To the extent the Fund invests in other funds, the Fund will be subject to the risks associated with such other funds, including these set forth below.
An investment in the Fund should be made with an understanding that the value of the Fund’s portfolio holdings may fluctuate in accordance with changes in the value of the Fund’s portfolio holdings or other instruments or changes in the financial condition of the issuers of those portfolio holdings and other factors that affect the market, as applicable.

An investment in the Fund also should be made with an understanding of the risks inherent in an investment in securities, derivative instruments and other assets, including the risk that the financial condition of issuers may become impaired or that the general condition of the securities market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Shares). The Fund’s portfolio holdings are susceptible to general market fluctuations and to volatile increases and decreases in value as market confidence and investor emotions and perceptions of the companies issuing the securities change. Investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.
The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that dealers will make or maintain a market or that any such market will be or remain liquid. The price at which securities may be sold and the value of the Shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.
Artificial Intelligence Risk. The rapid development and increasingly widespread use of certain artificial intelligence technologies, including machine learning models and generative artificial intelligence (collectively “AI Technologies”), may adversely impact markets, the overall performance of the Fund's investments, or the services provided to the Fund by its service providers. For example, issuers in which the Fund invests and/or service providers to the Fund (including, without limitation, the Fund’s investment adviser, sub-adviser, fund accountant, custodian, or transfer agent) may use and/or expand the use of AI Technologies in their business operations, and the challenges with properly managing its use could result in reputational harm, competitive harm, legal liability, and/or an adverse effect on business operations. AI Technologies are highly reliant on the collection and analysis of large amounts of data and complex algorithms, and it is possible that the information provided through use of AI Technologies could be insufficient, incomplete, inaccurate or biased leading to adverse effects for the Fund, including, potentially, operational errors and investment losses. Additionally, the use of AI Technologies could impact the market as a whole, including by way of use by malicious actors for market manipulation, fraud and cyberattacks, and may face regulatory scrutiny in the future, which could limit the development of this technology and impede the growth of companies that develop and use AI.
To the extent the Fund invests in companies that are involved in various aspects of AI Technologies, it is particularly sensitive to the risks of those types of companies. These risks include, but are not limited to, small or limited markets for such securities, changes in business cycles, world economic growth, technological progress, rapid obsolescence, and government regulation. Such companies may have limited product lines, markets, financial resources or personnel. Securities of such companies, especially smaller, start-up companies, tend to be more volatile than securities of companies that do not rely heavily on technology. Rapid change to technologies that affect a company’s products could have a material adverse effect on such company’s operating results. Companies that are extensively involved in AI Technologies also may rely heavily on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by these companies to protect their proprietary rights will be adequate to prevent the misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology. Such companies may engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful.
Actual usage of AI Technologies by the Fund’s service providers and issuers in which the Fund invests will vary. AI Technologies and their current and potential future applications, and the regulatory frameworks within which they operate, continue to rapidly evolve, and it is impossible to predict the full extent of future applications or regulations and the associated risks to the Fund.
Bank Capital Securities. Bank capital securities are issued by banks to help fulfill their regulatory capital requirements. There are two common types of bank capital: Tier I and Tier II. Bank capital is generally, but not always, of investment grade quality. Tier I securities often take the form of common and non-cumulative preferred stock. Tier II securities are commonly thought of as hybrids of debt and preferred stock, are often perpetual (with no maturity date), callable and, under certain conditions, allow for the issuer bank to withhold payment of interest until a later date. Subject to certain regulatory requirements, both Tier I and Tier II securities may include trust preferred securities. As a general matter, trust preferred securities are being phased out as Tier I and Tier II capital of banking organizations unless they qualify for grandfather treatment.
Bank Instruments. A bankers’ acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. A certificate of deposit (“CD”) is a negotiable interest-bearing instrument with a specific maturity. CDs are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. A time deposit is a nonnegotiable receipt issued by a bank in exchange for the deposit of funds. Like a CD, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.
Bonds. A bond is an interest-bearing security issued by a company, governmental unit or, in some cases, a non-U.S. entity. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond’s face value) either periodically (e.g., an amortizing bond) or on a specified maturity date. Bonds generally are used by corporations and governments to borrow money from investors. Some bonds may be “callable”—i.e., an issuer may have the right to redeem or “call” a bond before maturity. In such cases, the investor may have to reinvest the proceeds at lower market rates.
Most bonds bear interest income at a “coupon” rate that is fixed for the life of the bond. The value of a fixed rate bond usually rises when market interest rates fall, and falls when market interest rates rise. Accordingly, a fixed rate bond’s yield (income as a percent of the bond’s current value) may differ from its coupon rate as its value rises or falls. Other types of bonds, commonly known as “floating-rate” or “variable-rate” bonds, bear income at an interest rate that is adjusted periodically, either at specific intervals (e.g., step-up bonds, which pay an initial, fixed coupon rate for a stated period, then a higher, pre-determined rate for subsequent periods) or upon the occurrence of a certain event (e.g., event-driven, rating-driven, and registration-driven bonds, which may change coupon rates upon the occurrence or non-occurrence of specified events, such as rating changes, failure to register a bond, or failure to complete a merger). Because of their adjustable interest rates, the value of “floating-rate” or “variable-rate” bonds fluctuates much less in response to market interest rate movements than the value of fixed rate bonds.
Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues. Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation’s earnings and assets and, in the event of liquidation, are paid before subordinated obligations. Bonds may be unsecured (backed only by the issuer’s general creditworthiness) or secured (backed by specified collateral). Some bonds may have embedded put options (i.e., a “puttable bond”) granting the holder the right to demand early repayment of principal. To repay the debt obligation represented by a bond, a company may establish a “sinking fund,” which represents revenue set aside over a period of time to repay such debt.
The investment return of corporate bonds reflects interest on the security and changes in the market value of the security. The market value of a corporate bond may be affected by the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace. There is a risk that the issuers of the bonds may not be able to meet their obligations on interest or principal payments at the time called for by the bond.
Borrowing. The Fund may borrow money from a bank or another person up to the limits and for the purposes set forth in the section “Investment Restrictions” to meet shareholder redemptions, for temporary or emergency purposes and for other lawful purposes. Borrowed money will cost the Fund interest expense and/or other fees. The costs of borrowing may reduce the Fund’s return. Borrowing also may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations to repay borrowed monies. To the extent that the Fund has outstanding borrowings, it will be leveraged. Leveraging generally exaggerates the effect on NAV of any increase or decrease in the market value of the Fund’s portfolio securities.
Under the 1940 Act, a registered investment company can borrow an amount up to 33 1/3% of its assets for temporary or emergency purposes or to allow for an orderly liquidation of securities to meet redemption requests. If there are unusually heavy redemptions, the Fund may have to sell a portion of its investment portfolio at a time when it may not be advantageous to do so. Selling securities under these circumstances may result in the Fund having a lower NAV per Share.
CFTC Regulation. Rule 4.5 of the Commodity Exchange Act (“CEA”) significantly limits the ability of certain regulated entities, including registered investment companies such as the Fund, to rely on an exclusion that would not require its investment adviser to register with the Commodity Futures Trading Commission ("CFTC") as a commodity pool operator (“CPO”). However, under Rule 4.5, the investment adviser of a registered investment company may claim exclusion from registration as a CPO only if the registered investment company that it advises uses futures contracts solely for “bona fide hedging purposes” or limits its use of futures contracts for non-bona fide hedging purposes such that (i) the aggregate initial margin and premiums required to establish non-bona fide hedging positions with respect to futures contracts do not exceed 5% of the liquidation value of the registered investment company’s portfolio, or (ii) the aggregate “notional value” of the non-bona fide hedging commodity interests do not exceed 100% of the liquidation value of the registered investment company’s portfolio (taking into account unrealized profits and unrealized losses on any such positions). With respect to the Fund, the Adviser has claimed exclusion from registration as a CPO under Rule 4.5.
Commercial Instruments. Commercial instruments include commercial paper, asset- backed commercial paper and other short-term corporate instruments. Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper may be traded in the secondary market after its issuance. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets. The credit quality of asset backed commercial paper depends primarily on the quality of these assets and the level of any additional credit support.
Equity Securities. Equity securities represent ownership interests in a company or partnership and consist of common stocks, preferred stocks, warrants to acquire common stock, securities convertible into common stock, and investments in master limited partnerships. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate. The value of equity securities may fall as a result of factors directly relating to the issuer, such as decisions made by its management or lower demand for its products or services. An equity security’s value also may fall because of factors affecting not just the issuer, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of an issuer’s equity securities also may be affected by changes in financial markets that are relatively unrelated to the issuer or its industry, such as changes in interest rates or currency exchange rates. Global stock markets, including the U.S. stock market, tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Equity securities may include:
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Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.
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Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. Preferred stocks may pay fixed or adjustable rates of return. Preferred stocks usually do not have voting rights. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of preferred stock take precedence over the claims of those who own common stock, but are subordinate to those of bond owners.
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Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own convertible securities.
Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable nonconvertible securities. Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.
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Small and Medium Capitalization Issuers. Investing in equity securities of small and medium capitalization companies often involves greater risk than do investments in larger capitalization companies. This increased risk may be due to greater business risks customarily associated with a smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter (“OTC”) market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or market averages in general.
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Master Limited Partnerships (“MLPs”). MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the SEC and are freely traded on a securities exchange or in the OTC market. MLPs often own several properties or businesses (or own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners are not involved in the day-to-day management of the partnership.
The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in a MLP than investors in a corporation. Additional risks involved with investing in a MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate or oil and gas industries.
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Warrants. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.
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Rights. A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a price lower than the public offering price. An investment in rights may entail greater risks than certain other types of investments. Generally, rights do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.
Counterparty Risk. The Fund’s investments in derivatives (such as swaps and forward contracts) may involve counterparties, which subjects the Fund to counterparty risk. Counterparty risk is the risk that the other party in an agreement or a participant to a transaction, such as a swap counterparty, might default on a contract or fail to perform by not paying amounts due or fulfilling the delivery conditions of the contract or transaction. In that event, the Fund will have contractual remedies pursuant to the agreements related to the transaction. However, the Fund could experience lengthy delays in recovering its assets and may not receive any recovery at all. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund, which may cause the Fund to experience difficulty in purchasing or selling these instruments in a timely manner.
Corporate Bonds. The investment return of corporate bonds reflects interest on the security and changes in the market value of the security. The market value of a corporate bond may be affected by the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the market place. There is a risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.
Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund, like all companies, may be susceptible to operational, information security and related risks. Cybersecurity incidents involving the Fund or its service providers (including, without limitation, the Fund’s investment adviser, sub-adviser,fund accountant, custodian, transfer agent and financial intermediaries) have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, impediments to trading, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs.
Cybersecurity incidents can result from deliberate cyberattacks or unintentional events and may arise from external or internal sources. Cyberattacks may include infection by malicious software or gaining unauthorized access to digital systems, networks or devices that are used to service the Fund’s operations (e.g., by “hacking” or “phishing”). Cyberattacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). These cyberattacks could cause the misappropriation of assets or personal information, corruption of data or operational disruptions. Geopolitical tensions may, from time to time, increase the scale and sophistication of deliberate cyberattacks.

Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which the Fund invests, counterparties with which the Fund engages, governmental and other regulatory authorities, exchanges and other financial market operators, banks, brokers, dealers, insurance companies, other financial institutions and other parties. In addition, substantial costs may be incurred in order to prevent any cybersecurity incidents in the future. Although the Fund’s service providers may have established business continuity plans and risk management systems to mitigate cybersecurity risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. The Fund and its shareholders could be negatively impacted as a result.
The rapid development and increasingly widespread use of AI Technologies (as discussed under “Artificial Intelligence Risk” herein) could increase the effectiveness of cyberattacks and exacerbate the risks.
Derivatives Risk. Derivatives are financial instruments that derive their performance from an underlying asset, index, interest rate or currency exchange rate. Derivatives are subject to a number of risks including credit risk, interest rate risk, and market risk. They also involve the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The counterparty to a derivative contract might default on its obligations.
Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund that invests in derivatives may change quickly and without warning. For some derivatives, it is possible to lose more than the amount invested in the derivative. Derivatives may be used to create synthetic exposure to an underlying asset or to hedge a portfolio risk. If the Fund uses derivatives to “hedge” a portfolio risk, it is possible that the hedge may not succeed. This may happen for various reasons, including unexpected changes in the value of the rest of the portfolio of the Fund. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund. Changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. To the extent that the Fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.
Duration and Maturity of the Fund’s Portfolio. Duration is a measure of the expected life of a security on a current-value basis expressed in years, using calculations that consider the security’s yield, coupon interest payments, final maturity and call features.
While a debt security’s maturity can be used to measure the sensitivity of the security’s price to changes in interest rates, the term to maturity of a security does not take into account the pattern (or expected pattern) of the security’s payments of interest or principal prior to maturity. Duration, on the other hand, measures the length of the time interval from the present to the time when the interest and principal payments are scheduled to be received (or, in the case of a mortgage-related security, when the interest and principal payments are expected to be received). Duration calculations weigh the present value of each such payment by the time in years until such payment is expected to be received. If the interest payments on a debt security occur prior to the repayment of principal, the duration of the security is less than its stated maturity. For zero-coupon securities, duration and term to maturity are equal. Absent other factors, the lower the stated or coupon rate of interest on a debt security or the longer the maturity or the lower the yield-to-maturity of the debt security, the longer the duration of the security. Conversely, the higher the stated or coupon rate of interest, the shorter the maturity or the higher the yield-to-maturity of a debt security, the shorter the duration of the security.
Futures, options and options on futures in general have durations that are closely related to the duration of the securities that underlie them. Holding long futures positions or call option positions will tend to lengthen the portfolio’s duration.
In some cases the standard effective duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years. However, their exposure to interest rate changes corresponds to the frequency of the times at which their interest coupon rate is reset. In the case of mortgage pass-through securities, the stated final maturity of the security is typically 30 years, but current rates of prepayments are more important to determine the security’s interest rate exposure. In these and other similar situations, the investment adviser will use other analytical techniques that consider the economic life of the security as well as relevant macroeconomic factors (such as historical prepayment rates) in determining the Fund’s effective duration.
ETFs Risk. The Fund may invest in other ETFs. The Fund’s investment performance may depend on the investment performance of the ETFs in which it invests. Similarly, the Fund may be subject to the risks associated with those ETFs. The Fund will pay indirectly a proportional share of the fees and expenses of the ETFs in which it invests, while continuing to pay its own unitary management fee. As a result, shareholders indirectly will absorb duplicate levels of fees with respect to investments in other ETFs. In addition, at times certain segments of the market represented by the ETFs in which the Fund invests may be out of favor and underperform other segments.
ETN Risk. Exchange-traded notes (“ETNs”) are a type of unsecured, unsubordinated debt security that have characteristics and risks similar to those of fixed-income securities and trade on a major exchange similar to shares of ETFs. This type of debt security differs, however, from other types of bonds and notes because ETN returns are based upon the performance of a market index, minus applicable fees; no period coupon payments are distributed and no principal protections exist. The purpose of ETNs is to create a type of security that combines the aspects of both bonds and ETFs. The value of an ETN may be influenced by time to maturity, level of supply and demand, volatility and lack of liquidity in underlying markets, changes in the applicable interest rates, changes in the issuer’s credit rating and other economic, legal, political or geographic events. If the Fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. If the Fund holds its investment in an ETN until maturity, the issuer will give the Fund a cash amount that would be equal to principal amount (subject to the day’s index factor). ETNs also are subject to credit risk, whereby the Fund could lose money if the issuer of a note is unable to pay interest or repay principal when it is due.
Foreign Currency Transactions. The Fund's transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital. In certain cases, the Fund may make an election to treat such gain or loss as capital.
Foreign Investment Risks. Investment in foreign securities involves risks and considerations not present in domestic investments. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. The securities of non-U.S. issuers generally are not registered with the SEC, nor are the issuers thereof usually subject to the SEC’s reporting requirements. Accordingly, there may be less publicly available information about foreign securities and issuers than is available with respect to U.S. securities and issuers. Foreign securities markets, while growing in volume, have for the most part substantially less volume than United States securities markets, and securities of foreign companies are generally less liquid and at times their prices may be more volatile than prices of comparable United States companies. Foreign stock exchanges, brokers and listed companies generally are subject to less government supervision and regulation than in the United States. The customary settlement time for foreign securities may be longer than the customary settlement time for United States securities. The Fund’s income and gains from foreign issuers may be subject to non-U.S. withholding or other taxes, thereby reducing its income and gains. In addition, with respect to some foreign countries, there is the increased possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic developments which could affect the investments of the Fund in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions.
Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities exchanges and brokers generally are subject to less governmental supervision and regulation than in the U.S., and foreign securities exchange transactions usually are subject to fixed commissions, which generally are higher than negotiated commissions on U.S. transactions. In addition, foreign securities exchange transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause it to miss attractive opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. The Adviser or Sub-Adviser will consider such difficulties when determining the allocation of the Fund’s assets.
Forward Foreign Currency Contracts. The Fund may enter into forward foreign currency transactions (a) in anticipation of, or to protect itself against, fluctuations in exchange rates or (b) to increase or decrease its exposure to foreign currencies. A forward foreign currency contract is an obligation to buy or sell a particular currency in exchange for another currency, which may be U.S. dollars, at a specified exchange rate on a future date. Forward foreign currency contracts are typically individually negotiated and privately traded by currency traders and their customers in the interbank market. The Fund may enter into forward foreign currency contracts with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally.
At the maturity of a forward foreign currency contract, the Fund may either exchange the currencies specified at the maturity of the contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward foreign currency contracts may or may not be effected with the counterparty to the original forward contract. The Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date but instead provide for settlement by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount. These contracts are known as “non-deliverable forwards”.
Under definitions adopted by the CFTC and SEC, non-deliverable forwards are considered swaps, and therefore are included in the definition of commodity interests. Although non-deliverable forwards have historically been traded in the OTC market, as swaps they may in the future be required to be centrally cleared and traded on public execution facilities. Forward foreign currency contracts that qualify as deliverable forwards are not regulated as swaps for most purposes, and are not included in the definition of commodity interests. However these forwards are subject to some requirements applicable to swaps, including reporting to swap data repositories, margin requirements, documentation requirements, and business conduct rules applicable to swap dealers. CFTC regulation of forward foreign currency contracts, especially non-deliverable forwards, may restrict the Fund’s ability to use these instruments in the manner described above.
The cost to the Fund of engaging in forward foreign currency contracts varies with factors such as the currencies involved, the length of the contract period, differences in prevailing interest rates in the jurisdictions associated with the two currencies and the prevailing market conditions. Because forward foreign currency contracts are usually entered into on a principal basis, no fees or commissions are typically involved. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does establish a rate of exchange in advance. While forward foreign currency contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.
Futures. Futures contracts are used to simulate full investment, to facilitate trading or to reduce transaction costs.
Futures contracts provide for the future sale by one party and purchase by another party (a “Counterparty”) of a specified amount of a specific instrument or index at a specified future time and at a specified price. Stock index contracts are futures contracts based on indices that reflect the market value of common stock of the firms included in the indices. This type of futures contract differs from over-the-counter futures contracts (“OTC futures”), which are negotiated directly with a Counterparty. As such, investments in stock index futures contracts do not subject the Fund to the standard counterparty risks of OTC futures, which include the risk that the Counterparty will default on its obligations. In the futures markets, the exchange clearing corporation takes the other side in all transactions, either buying or selling directly to the market participants. The clearinghouse acts as the counterparty to all exchange-traded futures contracts. That is, the Fund’s obligation is to the clearinghouse, and the Fund will look to the clearinghouse to satisfy the Fund’s rights under the futures contract.
To the extent that the Fund does invest in OTC futures, it will be subject to credit risk with respect to a Counterparty. The Fund may obtain only a limited recovery, or no recovery at all, or may experience significant delays in obtaining recovery if a futures contract Counterparty experiences financial difficulties and becomes bankrupt or otherwise fails to perform its obligations under the OTC futures contract.
A futures contract provides for a specified settlement month in which the cash settlement is made or in which the underlying asset or financial instrument is to be delivered by the seller (whose position is therefore described as “short”) and acquired by the purchaser (whose position is therefore described as “long”). There is no purchase price paid or received on the purchase or sale of a futures contract. Instead, an amount of cash or cash equivalents must be deposited with the broker as “initial margin.” This amount varies based on the requirements imposed by the exchange clearing houses, but may be lower than 5% of the notional value of the contract. This margin deposit provides collateral for the obligations of the parties to the futures contract. This initial margin is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.
Futures and Options. The Fund may utilize exchange-traded futures and options contracts and swap agreements.
An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option in the case of an American option, or only upon the expiration date in the case of a European option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of the Fund. The potential for loss related to writing call options on equity securities or indices is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.
There are several risks accompanying the utilization of futures contracts and options on futures contracts. First, while the Fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time.
The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit.
There is the risk of loss of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or option; however, this risk is substantially minimized because (a) of the regulatory requirement that the broker has to “segregate” customer funds from its corporate funds, and (b) in the case of regulated exchanges in the United States, the clearing corporation stands behind the broker to make good losses in such a situation. The purchase of put or call options could be based upon predictions by the Sub-Adviser as to anticipated trends, which predictions could prove to be incorrect and a part or all of the premium paid therefore could be lost.
Because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting the Fund to substantial losses. In the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin.
General Risks of Futures. The use of futures contracts involves special considerations and risks, as described below.
(1)
Successful use of hedging and non-hedging transactions depends upon the Adviser’s or Sub-Adviser’s ability to correctly predict the direction of changes in the value of the applicable markets and securities. There can be no assurance that any particular hedging strategy will succeed.
(2)
In a hedging transaction, there might be imperfect correlation, or even no correlation, between the price movements of an instrument (such as a futures contract) and the price movements of the investments being hedged. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.
(3)
Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged instruments.
(4)
There is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time.
(5)
As described above, the Fund might be required to make margin payments when it takes positions in instruments involving obligations to third parties. If the Fund were unable to close out its positions in such instruments, it might be required to continue to make such payments until the position expired or matured. The requirements might impair the Fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.
(6)
There is no assurance that the Fund will use hedging transactions. For example, if the Fund determines that the cost of hedging will exceed the potential benefit to the Fund, the Fund will not enter into such transaction.
(7)
Non-hedging transactions present greater profit potential but also involve increased risk relative to hedging transactions.
Illiquid Investments. The Fund may not acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments. For purposes of this 15% limitation, illiquid investment means any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to the 1940 Act and applicable rules and regulations thereunder. The Fund will monitor its portfolio liquidity on an ongoing basis to determine whether, in light of current circumstances, the appropriate level of liquidity is being maintained, and will take steps to ensure it adjusts its liquidity consistent with the policies and procedures adopted by the Trust on behalf of the Fund. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that dealers will make or maintain a market or that any such market will be or remain liquid. The price at which securities may be sold and the value of Shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.
Lending Portfolio Securities. From time to time, the Fund (as the Adviser shall so determine) may lend its portfolio securities (principally to brokers, dealers or other financial institutions) to generate additional income. Such loans are callable at any time and are secured continuously by segregated collateral equal to at least 102% (105% for international securities) of the market value, determined daily, of the loaned securities. The Fund may lend portfolio securities to the extent of one-third of its total assets. The Fund will loan its securities only to parties that the Adviser has determined are in good standing and when, in the Adviser’s judgment, the potential income earned would justify the risks.
Although voting rights may pass with the lending of portfolio securities, the Fund will be entitled to call loaned securities, or otherwise obtain rights to vote or consent, when deemed necessary by the Adviser with respect to a material event affecting securities on loan. The Fund would receive income in lieu of dividends on loaned securities and may, at the same time, generate income on the loan collateral or on the investment of any cash collateral.
Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering securities loaned or gaining access to the collateral. If the Fund is not able to recover the securities loaned, the Fund may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the loaned securities increases and the collateral is not increased accordingly. Securities lending also involves exposure to operational risk (the risk of loss resulting from errors in the settlement and accounting process) and “gap risk” (the risk that the return on cash collateral reinvestments will be less than the fees paid to the borrower).
Any cash received as collateral for loaned securities will be invested, in accordance with the Fund’s investment guidelines, in an affiliated money market fund. Investing this cash subjects that investment to market appreciation or depreciation. For purposes of determining whether the Fund is complying with its investment policies, strategies and restrictions, the Fund or the Adviser will consider the loaned securities as assets of the Fund, but will not consider any collateral received as a Fund asset. The Fund will bear any loss on the investment of cash collateral. The Fund may have to pay the borrower a fee based on the amount of cash collateral.

For a discussion of the federal income tax considerations relating to lending portfolio securities, see “Taxes.”
Leverage Risk. Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction. Leverage may cause the portfolio of the Fund to be more volatile than if the portfolio had not been leveraged because leverage can exaggerate the effect of any increase or decrease in the value of securities held by the Fund. The use of some derivatives may result in economic leverage, which does not result in the possibility of the Fund incurring obligations beyond its initial investment, but that nonetheless permits the Fund to gain exposure that is greater than would be the case in an unleveraged instrument.
Loans. Loans consist generally of obligations of companies and other entities (collectively, “borrowers”) incurred for the purpose of reorganizing the assets and liabilities of a borrower; acquiring another company; taking over control of a company (leveraged buyout); temporary refinancing; or financing internal growth or other general business purposes. Loans often are obligations of borrowers who have incurred a significant percentage of debt compared to equity issued and thus are highly leveraged.
Loans may be acquired by direct investment as a lender at the inception of the loan or by assignment of a portion of a loan previously made to a different lender or by purchase of a participation interest. If the Fund makes a direct investment in a loan as one of the lenders, it generally acquires the loan at par. This means it receives a return at the full interest rate for the loan. If the Fund acquires its interest in loans in the secondary market or acquires a participation interest, the loans may be purchased or sold above, at, or below par, which can result in a yield that is below, equal to, or above the stated interest rate of the loan.
When the Fund acts as one of a group of lenders originating a senior loan, it may participate in structuring the senior loan and have a direct contractual relationship with the borrower, may enforce compliance by the borrower with the terms of the loan agreement and may have rights with respect to any funds acquired by other lenders through set-offs. Lenders also have full voting and consent rights under the applicable loan agreement. Action subject to lender vote or consent generally requires the vote or consent of the holders of some specified percentage of the outstanding principal amount of the senior loan. Certain decisions, such as reducing the amount of interest on or principal of a senior loan, releasing collateral, changing the maturity of a senior loan or a change in control of the borrower, frequently require the unanimous vote or consent of all lenders affected.
When the Fund is a purchaser of an assignment, it succeeds to all the rights and obligations under the loan agreement of the assigning lender and becomes a lender under the loan agreement with the same rights and obligations as the assigning lender. These rights include the ability to vote along with the other lenders on such matters as enforcing the terms of the loan agreement (e.g., declaring defaults, initiating collection action, etc.). Taking such actions typically requires at least a vote of the lenders holding a majority of the investment in the loan and may require a vote by lenders holding two-thirds or more of the investment in the loan. Assignments may be arranged through private negotiations and the rights and obligations acquired by the purchase of an assignment may differ from, and be more limited than, those held by the assigning lender.
A participation interest represents a fractional interest in a loan held by the lender selling the participation interest. In the case of participations, a buyer will not have any direct contractual relationship with the borrower, and its rights to consent to modifications of the loan are limited and it is dependent upon the participating lender to enforce such rights upon a default. The Fund will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower.
The Fund may be subject to the credit of both the agent and the lender from whom the Fund acquires a participation interest. These credit risks may include delay in receiving payments of principal and interest paid by the borrower to the agent or, in the case of a participation, offsets by the lender's regulator against payments received from the borrower. In the event of the borrower's bankruptcy, the borrower's obligation to repay the loan may be subject to defenses that the borrower can assert as a result of improper conduct by the agent.
Historically, the amount of public information available about a specific loan has been less extensive than if the loan were registered or exchange-traded.
Certain loans will be secured and senior to other indebtedness of a borrower. Each loan generally will be secured by collateral such as accounts receivable, inventory, equipment, real estate, intangible assets such as trademarks, copyrights and patents, and securities of subsidiaries or affiliates. Collateral also may include guarantees or other credit support by affiliates of the borrower. The value of the collateral generally will be determined by reference to financial statements of the borrower, by an independent appraisal, by obtaining the market value of such collateral, in the case of cash or securities if readily ascertainable, or by other customary valuation techniques considered appropriate by the Adviser or Sub-Adviser. The value of collateral may decline after the Fund's investment, and collateral may be difficult to sell in the event of default. Consequently, the Fund may not receive all the payments to which it is entitled. The loan agreement may or may not require the borrower to pledge additional collateral to secure the senior loan if the value of the initial collateral declines. In certain circumstances, the loan agreement may authorize the agent to liquidate the collateral and to distribute the liquidation proceeds pro rata among the lenders. By virtue of their senior position and collateral, senior loans typically provide lenders with the first right to cash flows or proceeds from the sale of a borrower's collateral if the borrower becomes insolvent (subject to the limitations of bankruptcy law, which may provide higher priority to certain claims such as employee salaries, employee pensions, and taxes). This means senior loans generally are repaid before unsecured bank loans, corporate bonds, subordinated debt, trade creditors, and preferred or common stockholders. To the extent that the Fund invests in unsecured loans, if the borrower defaults on such loan, there is no specific collateral on which the lender can foreclose. If the borrower defaults on a subordinated loan, the collateral may not be sufficient to cover both the senior and subordinated loans. In addition, if the loan is foreclosed, the Fund could become part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral.
Senior loans typically pay interest at least quarterly at rates which equal a fixed percentage spread over a base rate, such as Secured Overnight Financing Rate ("SOFR") or an alternative reference rate. For example, if SOFR was 3% and the borrower was paying a fixed spread of 2.50%, the total interest rate paid by the borrower would be 5.50%.
Although a base rate such as SOFR can change every day, loan agreements for senior loans typically allow the borrower the ability to choose how often the base rate for its loan will change. A single loan may have multiple reset periods at the same time, with each reset period applicable to a designated portion of the loan. Such periods can range from one day to one year, with most borrowers choosing monthly or quarterly reset periods. During periods of rising interest rates, borrowers will tend to choose longer reset periods, and during periods of declining interest rates, borrowers will tend to choose shorter reset periods. The fixed spread over the base rate on a senior loan typically does not change.
Senior loans usually have mandatory and optional prepayment provisions. Because of prepayments, the actual remaining maturity of senior loans may be considerably less than their stated maturity.
Senior loans generally are arranged through private negotiations between a borrower and several financial institutions represented by an agent who is usually one of the originating lenders. In larger transactions, it is common to have several agents; however, generally only one such agent has primary responsibility for ongoing administration of a senior loan. Agents typically are paid fees by the borrower for their services.
The agent is responsible primarily for negotiating the loan agreement which establishes the terms and conditions of the senior loan and the rights of the borrower and the lenders. The agent is paid a fee by the borrower for its services. The agent generally is required to administer and manage the senior loan on behalf of other lenders. The agent also is responsible for monitoring collateral and for exercising remedies available to the lenders such as foreclosure upon collateral. The agent may rely on independent appraisals of specific collateral. The agent need not, however, obtain an independent appraisal of assets pledged as collateral in all cases. The agent generally also is responsible for determining that the lenders have obtained a perfected security interest in the collateral securing a senior loan. The Fund normally relies on the agent to collect principal of and interest on a senior loan. Furthermore, the Fund may also rely in part on the agent to monitor compliance by the borrower with the restrictive covenants in the loan agreement and to notify the Fund (or the lender from whom the Fund has purchased a participation) of any adverse change in the borrower's financial condition. Insolvency of the agent or other persons positioned between the Fund and the borrower could result in losses for the fund.
Loan agreements may provide for the termination of the agent's agency status in the event that it fails to act as required under the relevant loan agreement, becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy. Should such an agent, lender or assignor, with respect to an assignment interpositioned between the buyer and the borrower, become insolvent or enter FDIC receivership or bankruptcy, any interest in the senior loan of such person and any loan payment held by such person for the benefit of the Fund should not be included in such person's or entity's bankruptcy estate. If, however, any such amount were included in such person's or entity's bankruptcy estate, the Fund would incur certain costs and delays in realizing payment or could suffer a loss of principal or interest. In this event, the Fund could experience a decrease in its NAV.
Most borrowers pay their debts from cash flow generated by their businesses. If a borrower's cash flow is insufficient to pay its debts, it may attempt to restructure its debts rather than sell collateral. Borrowers may try to restructure their debts by filing for protection under the federal bankruptcy laws or negotiating a work-out. If a borrower becomes involved in a bankruptcy proceeding, access to collateral may be limited by bankruptcy and other laws. If a court decides that access to collateral is limited or void, the Fund may not recover the full amount of principal and interest that is due.
A borrower must comply with certain restrictive covenants contained in the loan agreement. In addition to requiring the scheduled payment of principal and interest, these covenants may include restrictions on the payment of dividends and other distributions to the borrower's shareholders, provisions requiring compliance with specific financial ratios, and limits on total indebtedness. The agreement also may require the prepayment of the loans from excess cash flow. A breach of a covenant that is not waived by the agent (or lenders directly) is normally an event of default, which provides the agent and lenders the right to call for repayment of the outstanding loan.
In the process of buying, selling and holding senior loans, the Fund may receive and/or pay certain fees. These fees are in addition to interest payments received and may include facility fees, commitment fees, commissions and prepayment penalty fees. Facility fees are paid to lenders when a senior loan is originated. Commitment fees are paid to lenders on an ongoing basis based on the unused portion of a senior loan commitment. Lenders may receive prepayment penalties when a borrower prepays a senior loan. Whether the Fund receives a facility fee in the case of an assignment, or any fees in the case of a participation, depends on negotiations between the buyer and the lender selling such interests. When the Fund buys an assignment, it may be required to pay a fee to the lender selling the assignment, or to forgo a portion of interest and fees payable. Occasionally, the assignor pays a fee to the assignee. A person selling a participation may deduct a portion of the interest and any fees payable as an administrative fee.
Notwithstanding its intention in certain situations not to receive material, non-public information with respect to its management of investments in loans, the Adviser or the Sub-Adviser may from time to time come into possession of material, non-public information about the issuers of loans that may be held in the Fund's portfolio. Possession of such information may in some instances occur despite the Adviser's or the Sub-Adviser's efforts to avoid such possession, but in other instances the Adviser or the Sub-Adviser may choose to receive such information (for example, in connection with participation in a creditors' committee with respect to a financially distressed issuer). The Adviser's or the Sub-Adviser's ability to trade in these loans for the account of the Fund could potentially be limited by its possession of such information. Such limitations on the Adviser's or the Sub-Adviser's ability to trade could have an adverse effect on the Fund by, for example, preventing the Fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.
Loans held by the Fund might not be considered securities for purposes of the Securities Act of 1933 or the Securities Exchange Act of 1934 (the “Exchange Act”), and therefore a risk exists that purchasers, such as the Fund, may not be entitled to rely on the anti-fraud provisions of those Acts. An increase in demand for loans may benefit the Fund by providing increased liquidity for such loans and higher sales prices, but it also may adversely affect the rate of interest payable on such loans acquired by the Fund and the rights provided to the Fund under the terms of the applicable loan agreement, and may increase the price of loans that the Fund wishes to purchase in the secondary market. A decrease in the demand for loans may adversely affect the price of loans in the Fund's portfolio, which could cause the Fund's NAV to decline.
Changing Interest Rates. In a low or negative interest rate environment, debt securities may trade at, or be issued with, negative yields, which means the purchaser of the security may receive at maturity less than the total amount invested. In addition, in a negative interest rate environment, if a bank charges negative interest, instead of receiving interest on deposits, a depositor must pay the bank fees to keep money with the bank. To the extent the Fund holds a negatively-yielding debt security or has a bank deposit with a negative interest rate, the Fund would generate a negative return on that investment. Cash positions may also subject the Fund to increased counterparty risk to the Fund's bank. Debt market conditions are highly unpredictable and some parts of the market are subject to dislocations. In the past, the U.S. government and certain foreign central banks have taken steps to stabilize markets by, among other things, reducing interest rates. To the extent such actions are pursued, they present heightened risks to debt securities, and such risks could be even further heightened if these actions are unexpectedly or suddenly reversed or are ineffective in achieving their desired outcomes. At times, the U.S. government also has sought to stabilize markets and curb inflation by implementing increases to the federal funds interest rate. As interest rates rise, there is risk that rates across the financial system also may rise. To the extent rates increase substantially and/or rapidly, the Fund may be subject to significant losses.
In a low or negative interest rate environment, some investors may seek to reallocate assets to other income-producing assets. This may cause the price of such higher yielding instruments to rise, could further reduce the value of instruments with a negative yield, and may limit the Fund's ability to locate fixed income instruments containing the desired risk/return profile. Changing interest rates, including, rates that fall below zero, could have unpredictable effects on the markets and may expose fixed income markets to heightened volatility, increased redemptions, and potential illiquidity.
With respect to a money market fund, which seeks to maintain a stable $1.00 price per share, a low or negative interest rate environment could impact the money market fund’s ability to maintain a stable $1.00 share price. During a negative interest rate environment causing a money market fund to have a negative gross yield, the money market fund may reduce the number of shares outstanding on a pro rata basis through reverse distribution mechanisms or other mechanisms to seek to maintain a stable $1.00 price per share, subject to approval of the Board and to the extent permissible by applicable law and its organizational documents. A money market fund that implements share cancellation would continue to maintain a stable $1.00 share price by use of the amortized cost method of valuation and/or penny rounding method but the value of an investor’s investment would decline if the fund reduces the number of shares held by the investor. Alternatively, the money market fund may discontinue using the amortized cost method of valuation to maintain a stable $1.00 price per share and establish a fluctuating NAV per share rounded to four decimal places by using available market quotations or equivalents. A money market fund that floats its NAV would no longer maintain a stable $1.00 share price and instead have a share price that fluctuates. An investor in a money market fund that floats its NAV would lose money if the investor sells their shares when they are worth less than what the investor originally paid for them.
Money Market Instruments. The Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity. The instruments in which the Fund may invest include: (i) short-term obligations issued by the U.S. government; (ii) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers' acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase “Prime-1” by Moody's Investors Service, Inc. ("Moody's")  or “A-1+” or “A-1” by S&P Global Ratings, a division of S&P Global Inc. ("S&P") or has a similar rating from a comparable rating agency, or if unrated, of comparable quality as the Adviser or Sub-Adviser determines; (iv) repurchase agreements; and (v) money market mutual funds, including affiliated money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker's acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.
Privately Issued Securities. The Fund may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A (“Rule 144A Securities”) or Regulation S (“Regulation S Securities”) under the Securities Act. Rule 144A Securities are restricted securities that are not publicly traded, and Regulation S Securities are securities of the U.S. and non-U.S. issuers initially offered and sold outside the United States without registration with the SEC. Accordingly, the liquidity of the market for specific Rule 144A or Regulation S Securities may vary. Delay or difficulty in selling such securities may result in a loss to the Fund.
Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. These disruptions could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The recent spread of the human coronavirus disease 2019 (“COVID-19”) is an example. In the first quarter of 2020, the World Health Organization (the “WHO”) recognized COVID-19 as a global pandemic and both the WHO and the United States declared the outbreak a public health emergency. The subsequent spread of COVID-19 resulted in, among other significant adverse economic impacts, instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations (including business closures) and supply chains, employee layoffs and general lack of employee availability, lower consumer demand, and defaults and credit downgrades, all of which contributed to disruption of global economic activity across many industries and exacerbated other pre-existing political, social and economic risks domestically and globally. Although the WHO and the United States ended their declarations of COVID-19 as a global health emergency in May 2023, the full economic impact at the macro-level and on individual businesses, as well as the potential for a future reoccurrence of COVID-19 or the occurrence of a similar epidemic or pandemic, are unpredictable and could result in significant and prolonged adverse impact on economies and financial markets in specific countries and worldwide and thereby could negatively affect the Fund’s performance.
Non-Diversification. The Fund is classified as a non-diversified investment company under the 1940 Act. A “non-diversified” classification means that the Fund is not limited by the 1940 Act with regard to the percentage of its total assets that may be invested in the securities of a single issuer. This means that the Fund may invest a greater portion of its total assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. The securities of a particular issuer may constitute a greater portion of the Fund’s portfolio. This may have an adverse effect on the Fund’s performance or subject Shares to greater price volatility than more diversified investment companies. Moreover, in pursuing its objective, the Fund may hold the securities of a single issuer in an amount exceeding 10% of the value of the outstanding securities of the issuer, subject to restrictions imposed by the Internal Revenue Code of 1986, as amended (the “Code”). In particular, as the Fund’s size grows and its assets increase, it will be more likely to hold more than 10% of the securities of a single issuer if the issuer has a relatively small public float as compared to other components in the Fund’s portfolio.

Although the Fund is non-diversified for purposes of the 1940 Act, the Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a “regulated investment company” (“RIC”) within the meaning of Subchapter M of the Code. Compliance with the diversification requirements of the Code may limit the investment flexibility of the Fund and may make it less likely that the Fund will meet its investment objective. To qualify as a RIC under the Code, the Fund must meet the requirements described in the section titled “Taxation of the Fund” in this SAI.
Options. The Fund may invest in options. A call option gives a holder the right to purchase a specific security or an index at a specified price (“exercise price”) within a specified period of time. A put option gives a holder the right to sell a specific asset at a specified price within a specified period of time. The initial purchaser of a call option pays the “writer,” i.e., the party selling the option, a premium which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. The Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of the asset held and may purchase call options to hedge against an increase in the price of the asset it is committed to purchase. The Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the assets it holds or is committed to purchase.
Options on Futures Contracts. An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of the Fund. The potential for loss related to writing call options on equity securities or indices is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.
The Fund may purchase and write put and call options on futures contracts that are traded on a U.S. exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be affected.
Risks of Options Transactions. There are several risks accompanying the utilization of options on futures contracts. The risk of loss in trading uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the option; however, this risk is substantially minimized because (a) of the regulatory requirement that the broker has to “segregate” customer funds from its corporate funds, and (b) in the case of regulated exchanges in the United States, the clearing corporation stands behind the broker to make good losses in such a situation. The purchase of put or call options could be based upon predictions by the Adviser or Sub-Adviser as to anticipated trends, which predictions could prove to be incorrect and a part or all of the premium paid therefore could be lost.
Other Investment Companies. Unless otherwise indicated in this SAI or in the Fund’s Prospectus, the Fund may purchase shares of other investment companies, including ETFs, non-exchange traded U.S. registered open-end investment companies (mutual funds), closed-end investment companies, or non-U.S. investment companies traded on foreign exchanges. When the Fund purchases shares of another investment company, the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company and will be subject to the risks associated with the portfolio investments of the underlying investment company.

The investment companies in which the Fund invests may have adopted certain investment restrictions that are more or less restrictive than the Fund’s investment restrictions, which may permit the Fund to engage in investment strategies indirectly that are prohibited under the Fund’s investment restrictions. For example, to the extent the Fund invests in underlying investment companies that concentrate their investments in an industry, a corresponding portion of the Fund’s assets may be indirectly exposed to that particular industry. The investment companies in which the Fund may invest include index-based investment companies. The main risk of investing in index-based investment companies is the same as investing in a portfolio of securities comprising an index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded. Index-based investments may not replicate exactly the performance of their specified index because of transaction costs and because of the temporary unavailability of certain component securities of the index.
The Fund’s investment in the securities of other investment companies is subject to the applicable provisions of the 1940 Act and the rules thereunder. Specifically, Section 12(d)(1) of the 1940 Act contains various limitations on the ability of a registered investment company (an “acquiring fund”) to acquire shares of another registered investment company (an “acquired fund”). Under these limits, an acquiring fund generally cannot (i) purchase more than 3% of the total outstanding voting stock of an acquired fund; (ii) invest more than 5% of its total assets in securities issued by an acquired company; and (iii) invest more than 10% of its total assets in securities issued by other investment companies. Likewise, an acquired fund, as well as its principal underwriter or any broker or dealer registered under the Exchange Act, cannot knowingly sell more than 3% of the total outstanding voting stock of the acquired fund to an acquiring fund, or more than 10% of the total outstanding voting stock of the acquired fund to acquiring funds generally.
Rule 12d1-4 under the 1940 Act allows a fund to acquire the securities of another investment company in excess of the limitations imposed by Section 12(d)(1) of the 1940 Act without obtaining an exemptive order from the SEC, subject to certain limitations and conditions. Among those conditions is the requirement that, prior to a fund relying on Rule 12d1-4 to acquire securities of another fund in excess of the limits of Section 12(d)(1), the acquiring fund must enter into a Fund of Funds Agreement with the acquired fund. (This requirement does not apply when the acquiring fund’s investment adviser acts as the acquired fund’s investment adviser and does not act as sub-adviser to either fund.)
Rule 12d1-4 also is designed to limit the use of complex fund structures. Under Rule 12d1-4, an acquired fund is prohibited from purchasing or otherwise acquiring the securities of another investment company or private fund if, immediately after the purchase or acquisition, the securities of investment companies and private funds owned by the acquired fund have an aggregate value in excess of 10% of the value of the acquired fund’s total assets, subject to certain limited exceptions. Accordingly, to the extent that Fund shares are sold to other investment companies in reliance on Rule 12d1-4, the Fund will be limited in the amount it could invest in other investment companies and private funds.
In addition to Rule 12d1-4, the 1940 Act and related rules provide other exemptions from these restrictions. For example, these limitations do not apply to investments by the Fund in investment companies that are money market funds, including money market funds that have the Adviser or an affiliate of the Adviser as an investment adviser.
Portfolio Turnover Risk. The Fund may engage in active and frequent trading of its portfolio securities. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs and may result in higher taxes when Shares are held in a taxable account.
Ratings. An investment grade rating means the security or issuer is rated investment-grade by S&P, Moody's, Fitch Ratings, Inc. (“Fitch”) or another nationally recognized statistical rating organization, or is unrated but considered to be of equivalent quality by the Adviser or Sub-Adviser. Bonds rated Baa3 or higher by Moody's or BBB- or higher by S&P or Fitch are considered “investment grade” securities; bonds rated Baa3 by Moody’s are considered medium grade obligations which lack outstanding investment characteristics and have speculative characteristics; and bonds rated BBB- by S&P or Fitch are regarded as having adequate capacity to pay principal and interest.
Receipt of Issuer’s Nonpublic Information. The Adviser or Sub-Adviser (through their portfolio managers, analysts, or other representatives) may receive material nonpublic information about an issuer that may restrict the ability of the Adviser or Sub-Adviser to cause the Fund to buy or sell securities of the issuer on behalf of the Fund for substantial periods of time. This may impact the Fund’s ability to realize profit or avoid loss with respect to the issuer and may adversely affect the Fund’s flexibility with respect to buying or selling securities, potentially impacting Fund performance. For example, activist investors of certain issuers in which the Adviser or Sub-Adviser holds large positions may contact representatives of the Adviser or Sub-Adviser and may disclose material nonpublic information in such communication. The Adviser or Sub-Adviser would be restricted from trading on the basis of such material nonpublic information, limiting their flexibility in managing the Fund and possibly impacting Fund performance.
Repurchase Agreements. The Fund may enter into repurchase agreements, which are agreements pursuant to which the Fund acquires securities from a third party with the understanding that the seller will repurchase them at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. The Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and (ii) securities dealers (“Qualified Institutions”). The Adviser will monitor the continued creditworthiness of Qualified Institutions.
The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund's ability to dispose of the underlying securities may be restricted. Finally, the Fund may not be able to substantiate its interest in the underlying securities. If the seller fails to repurchase the securities, the Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.
The resale price reflects the purchase price plus an agreed upon market rate of interest. The securities underlying a repurchase agreement will be marked-to-market every business day, and if the value of the securities falls below a specified percentage of the repurchase price (typically 102%), the counterparty will be required to deliver additional collateral to the Fund in the form of cash or additional securities. Custody of the securities will be maintained by the Fund's custodian or sub-custodian for the duration of the agreement.
Risks Related to Armed Conflict. As a result of increasingly interconnected global economies and financial markets, armed conflict between countries or in a geographic region, for example the current conflicts between Russia and Ukraine in Europe and Hamas and Israel in the Middle East, has the potential to adversely impact Fund investments. Such conflicts, and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors. The timing and duration of such conflicts, resulting sanctions, related events and other implications cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in the Fund, even beyond any direct investment exposure the Fund may have to issuers located in or with significant exposure to an impacted country or geographic region.
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Risks Related to Russian Invasion of Ukraine.
In late February 2022, Russian military forces invaded Ukraine, significantly amplifying already existing geopolitical tensions among Russia, Ukraine, Europe, the North Atlantic Treaty Organization (“NATO”), and the West. Russia’s invasion, the responses of countries and political bodies to Russia’s actions, and the potential for wider conflict may increase financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities such as oil and natural gas.
Following Russia’s actions, various countries, including the U.S., Canada, the United Kingdom, Germany, and France, among others, as well as the European Union, issued broad-ranging economic sanctions against Russia. The sanctions freeze certain Russian assets and prohibit trading by individuals and entities in certain Russian securities, engaging in certain private transactions, and doing business with certain Russian corporate entities, large financial institutions, officials and oligarchs. The sanctions include a commitment by certain countries and the European Union to remove selected Russian banks from the Society for Worldwide Interbank Financial Telecommunications, commonly called “SWIFT,” the electronic network that connects banks globally, and imposed restrictive measures to prevent the Russian Central Bank from undermining the impact of the sanctions. A number of large corporations have since withdrawn from Russia or suspended or curtailed their Russia-based operations.
The imposition of these current sanctions (and the potential for further sanctions in response to Russia’s continued military activity) and other actions undertaken by countries and businesses may adversely impact various sectors of the Russian economy, including but not limited to, the financials, energy, metals and mining, engineering, and defense and defense-related materials sectors. Such actions also may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble, and could impair the ability of the Fund to buy, sell, receive, or deliver those securities. Moreover, the measures could adversely affect global financial and energy markets and thereby negatively affect the value of the Fund’s investments beyond any direct exposure to Russian issuers or those of adjoining geographic regions.
In response to sanctions, the Russian Central Bank raised its interest rates and banned sales of local securities by foreigners. Russia also prevented the export of certain goods and payments to foreign shareholders of Russian securities. Russia may take additional countermeasures or retaliatory actions, which may further impair the value and liquidity of Russian securities and Fund investments. Such actions could, for example, include restricting gas exports to other countries, the seizure of U.S. and European residents’ assets, or undertaking or provoking other military conflict elsewhere in Europe, any of which could exacerbate negative consequences on global financial markets and the economy. The actions discussed above could have a negative effect on the performance of the Fund. While diplomatic efforts have been ongoing, the conflict between Russia and Ukraine is unpredictable and has the potential to result in broader military actions. The duration of the ongoing conflict and corresponding sanctions and related events cannot be predicted and may result in a negative impact on Fund performance and the value of Fund investments, particularly as it relates to Russian exposure.
Structured Notes. A structured note is a derivative security for which the amount of principal repayment and/or interest payments is based on the movement of one or more “factors.” These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate or SOFR), referenced bonds and stock indices. Some of these factors may or may not correlate to the total rate of return on one or more underlying instruments referenced in such notes. Investments in structured notes involve risks including interest rate risk, credit risk and market risk. Depending on the factor(s) used and the use of multipliers or deflators, changes in interest rates and movement of such factor(s) may cause significant price fluctuations. Structured notes may be less liquid than other types of securities and more volatile than the reference factor underlying the note. This means that the Fund may lose money if the issuer of the note defaults, as the Fund may not be able to readily close out its investment in such notes without incurring losses.
Swap Agreements. The Fund may enter into swap agreements, including, but not limited to, total return swaps, index swaps, interest rate swaps, municipal market data rate locks and credit default swaps. The Fund may utilize swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position. Swap agreements are contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year and may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities or ETFs. Forms of swap agreements include (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap,” (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”, and (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.
Another form of swap agreement is a credit default swap. A credit default swap enables the Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities or ETFs. Generally, the seller of credit protection against an issuer or basket of securities receives a periodic payment to compensate against potential default events. If a default event occurs, the seller must pay the buyer the full notional value of the reference obligation in exchange for the reference obligation. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the Fund selling the credit protection.
In contrast, the buyer of a credit default swap would have the right to deliver a referenced debt obligation and receive the par (or other agreed-upon) value of such debt obligation from the counterparty in the event of a default or other credit event (such as a credit downgrade) by the reference issuer, such as a U.S. or foreign corporation, with respect to its debt obligations. In return, the buyer of the credit protection would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the counterparty would keep the stream of payments and would have no further obligations to the Fund purchasing the credit protection.
The Fund also may enhance income by selling credit protection or attempt to mitigate credit risk by buying protection. Credit default swaps could result in losses if the creditworthiness of an issuer or a basket of securities is not accurately evaluated.
Most swap agreements (but generally not credit default swaps) that the Fund might enter into require the parties to calculate the obligations of the parties to the agreement on a “net basis.” Swap agreements may not involve the delivery of securities or other underlying assets. Consequently, the Fund's obligations (or rights) and risk of loss under such a swap agreement would generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Other swap agreements, such as credit default swaps, may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation.
Because they may be two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund's illiquid investment limitations. The Fund would not enter into any swap agreement unless the Adviser believes that the other party to the transaction is creditworthy. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which the Fund is selling credit protection, the default of a third party issuer.
The Fund may enter into swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement would typically be a bank, investment banking firm or broker-dealer or, in the case of a cleared swap, the clearinghouse. The counterparty would generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund would agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.
Swap agreements typically are settled on a net basis (but generally not credit default swaps), which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term.
Other swap agreements, such as credit default swaps, may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation. The Fund will reserve assets necessary to meet any accrued payment obligations when it is the buyer of a credit default swap. In cases where the Fund is the seller of a credit default swap, if the credit default swap provides for physical settlement, the Fund will reserve the full notional amount of the credit default swap.
The Fund may also enter into swaps on an index, including credit default index swaps (“CDX”), which are swaps on an index of credit default swaps. For example, a commercial mortgage-backed index (“CMBX”) is a type of CDX made up of 25 tranches of commercial mortgage-backed securities rather than credit default swaps. Unlike other CDX contracts where credit events are intended to capture an event of default, CMBX involves a pay-as-you-go settlement process designed to capture non-default events that affect the cash flow of the reference obligation. Pay-as-you-go settlement involves ongoing, two-way payments over the life of a contract between the buyer and the seller of protection and is designed to closely mirror the cash flow of a portfolio of cash commercial mortgage-backed securities.
The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments that are traded in the OTC market. The Adviser under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.
Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free. The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and related regulatory developments will ultimately require the clearing and exchange-trading of many OTC derivative instruments that the CFTC and SEC recently defined as “swaps.” Mandatory exchange-trading and clearing will occur on a phased-in basis based on the type of market participant and CFTC approval of contracts for central clearing. The Adviser will continue to monitor developments in this area, particularly to the extent regulatory changes affect the ability of the Fund to enter into swap agreements. Depending on the Fund's size and other factors, the margin required under the rules of the clearinghouse and by the clearing member may be in excess of the collateral required to be posted by the Fund to support its obligations under a similar bilateral swap. However, regulators are expected to adopt rules imposing certain margin requirements, including minimums, on uncleared swaps in the near future, which could change this comparison. Regulators are in the process of developing rules that would require trading and execution of most liquid swaps on trading facilities. Moving trading to an exchange-type system may increase market transparency and liquidity but may require the Fund to incur increased expenses to access the same types of swaps. Rules adopted in 2012 also require centralized reporting of detailed information about many types of cleared and uncleared swaps. Reporting of swap data may result in greater market transparency, but may subject the Fund to additional administrative burdens and the safeguards established to protect trader anonymity may not function as expected. Swaps traded in the OTC market are subject to margin requirements which, once implemented, may increase the cost to the Fund of engaging in such transactions.
The use of swap agreements, including credit default swaps, is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a counterparty's creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that the Fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

U.S. Government Obligations. The Fund may invest in short-term U.S. government obligations. U.S. government obligations are a type of bond and include securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities. These include bills, notes and bonds issued by the U.S. Treasury, as well as “stripped” or “zero coupon” U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are created when the issuer separates the interest and principal components of an instrument and sells them as separate securities. In general, one security is entitled to receive the interest payments on the underlying assets (the interest only or “IO” security) and the other to receive the principal payments (the principal only or “PO” security). Some stripped securities may receive a combination of interest and principal payments. The yields to maturity on IOs and POs are sensitive to the expected or anticipated rate of principal payments (including prepayments) on the related underlying assets, and principal payments may have a material effect on yield to maturity. If the underlying assets experience greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IOs. Conversely, if the underlying assets experience less than anticipated prepayments of principal, the yield on POs could be adversely affected. Stripped securities may be highly sensitive to changes in interest rates and rates of prepayment.
Short-term obligations of certain agencies and instrumentalities of the U.S. government, such as the Government National Mortgage Association (“GNMA”), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association (“Fannie Mae”), are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the former Student Loan Marketing Association (“SLMA”), are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; still others, although issued by an instrumentality chartered by the U.S. government, like the Federal Farm Credit Bureau (“FFCB”), are supported only by the credit of the instrumentality.
With respect to obligations that are not supported by the full faith and credit of the U.S. Treasury, the Fund must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. As a general matter, the value of debt instruments, including U.S. government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. government obligations are subject to fluctuations in yield or value due to their structure or contract terms.
In 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and the Federal Home Loan Mortgage Corporation (“Freddie Mac”) into conservatorship. Since that time, Fannie Mae and Freddie Mac have received significant capital support through U.S. Treasury preferred stock purchases as well as U.S. Treasury and Federal Reserve purchases of their mortgage-backed securities. While the purchase programs for mortgage-backed securities ended in 2010, the U.S. Treasury continued its support for the entities’ capital as necessary to prevent a negative net worth. However, no assurance can be given that the Federal Reserve, U.S. Treasury, or FHFA initiatives discussed above will ensure that Fannie Mae and Freddie Mac will remain successful in meeting their obligations with respect to the debt and mortgage-backed securities they issue. In addition, Fannie Mae and Freddie Mac are also the subject of several continuing class action lawsuits and investigations by federal regulators, which (along with any resulting financial restatements) may adversely affect the guaranteeing entities. Importantly, the future of the entities is in serious question as the U.S. government is considering multiple options, ranging from significant reform, nationalization, privatization, consolidation, or abolishment of the entities.
The FHFA and the U.S. Treasury (through its agreements to purchase preferred stock of Fannie Mae and Freddie Mac) also have imposed strict limits on the size of the mortgage portfolios of Fannie Mae and Freddie Mac. In August 2012, the U.S. Treasury amended its preferred stock purchase agreements to provide that the portfolios of Fannie Mae and Freddie Mac will be wound down at an annual rate of 15% (up from the previously agreed annual rate of 10%), requiring Fannie Mae and Freddie Mac to reach the $250 billion target four years earlier than previously planned. Further, when a ratings agency downgraded long-term U.S. government debt in August 2011, the agency also downgraded the bond ratings of Fannie Mae and Freddie Mac, from AAA to AA+, based on their direct reliance on the U.S. government (although that rating did not directly relate to their mortgage-backed securities). The U.S. government’s commitment to ensure that Fannie Mae and Freddie Mac have sufficient capital to meet their obligations was, however, unaffected by the downgrade.
The U.S. Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed. The U.S. government may choose not to provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer were to default, the Fund holding securities of such issuer might not be able to recover its investment from the U.S. government.
From time to time, policy changes by the U.S. government or its regulatory agencies and other governmental actions and political events within the United States, changes to the monetary policy by the Federal Reserve or other regulatory actions, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan or other legislation aimed at addressing financial or economic conditions, the threat of a federal government shutdown, and threats not to increase or suspend the federal government’s debt limit, may affect investor and consumer confidence; increase volatility in the financial markets, perhaps suddenly and to a significant degree; reduce prices of U.S. Treasury securities and/or increase the costs of various kinds of debt; result in higher interest rates; and even raise concerns about the U.S. government’s credit rating and ability to service its debt. If a U.S. government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a fund that holds securities of that entity will be adversely impacted.
U.S. Registered Securities of Foreign Issuers. Investing in U.S. registered, dollar-denominated, investment grade bonds or preferred securities issued by non-U.S. issuers involves some risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability that could affect U.S. investments in foreign countries, and potential restrictions of the flow of international capital. Foreign companies may be subject to less governmental regulation than U.S. issuers. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.
Forward Commitments, When-Issued and Delayed Delivery Securities. Securities purchased or sold on a forward commitment, when-issued or delayed delivery basis involve delivery and payment that take place in the future after the trade date or the date of the commitment to purchase or sell the securities at a pre-determined price and/or yield. Settlement of such transactions normally occurs a month or more after the purchase or sale commitment is made. Typically, no interest accrues to the purchaser until the security is delivered.
When purchasing a security on a forward commitment, when-issued or delayed delivery basis, the Fund assumes the risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Securities purchased on a forward commitment, when-issued or delayed delivery basis are subject to changes in value based upon the public’s perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Accordingly, securities acquired on such a basis may expose the Fund to risks because they may experience such fluctuations prior to actual delivery. Purchasing securities on a forward commitment, when-issued or delayed delivery basis may involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself.
Many forward commitments, when-issued and delayed delivery transactions are also subject to the risk that a counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, including making payments or fulfilling obligations to the Fund. The Fund may obtain no or only limited recovery in a bankruptcy or other reorganizational proceedings, and any recovery may be significantly delayed. With respect to be announced (TBA) transactions and transactions in other forward-settling mortgage-backed securities, the counterparty risk may be mitigated by the exchange of variation margin between the counterparties on a regular basis as the market value of the deliverable security fluctuates.
Investment in these types of securities may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor its commitment. In the case of a purchase transaction, the delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of the Fund and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of the Fund until settlement. TBA transactions and transactions in other forward-settling mortgage-backed securities may be effected pursuant to a collateral agreement with the counterparty under which the parties exchange collateral consisting of cash or liquid securities in an amount as specified by the agreement that is based on the change in the market value of the TBA transactions governed by the agreement. The Fund or the counterparty will make payments throughout the term of the transaction as collateral values fluctuate to maintain full collateralization for the term of the transaction. Collateral will be marked-to-market every business day. If the seller defaults on the transaction or declares bankruptcy or insolvency, the Fund might incur expenses in enforcing its rights, or the Fund might experience delay and costs in recovering collateral or may suffer a loss of principal and interest if the value of the collateral declines. In these situations, the Fund will be subject to greater risk that the value of the collateral will decline before it is recovered or, in some circumstances, the Fund may not be able to recover the collateral, and the Fund will experience a loss.
PORTFOLIO TURNOVER
The Fund calculates its portfolio turnover rate by dividing the value of the lesser of purchases or sales of portfolio securities for the fiscal period by the monthly average of the value of portfolio securities owned by the Fund during the fiscal period. A 100% portfolio turnover rate would occur, for example, if all of the portfolio securities (other than short-term securities) were replaced once during the fiscal period. Portfolio turnover rates will vary from year to year, depending on market conditions and the nature of the Fund's holdings. As of the date of this SAI, the Fund is new and has no operating history, and therefore portfolio turnover information is not yet available.
DISCLOSURE OF PORTFOLIO HOLDINGS
Quarterly Portfolio Schedule. The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of the Fund’s portfolio holdings with the SEC on Form N-PORT. The Trust also discloses a complete schedule of the Fund’s portfolio holdings with the SEC on Form N-CSR after its second and fourth fiscal quarters.
The Trust’s Forms N-PORT and Forms N-CSR on behalf of the Fund will be available on the SEC's website at www.sec.gov. The Trust’s Forms N-PORT and Forms N-CSR are available without charge, upon request, by calling 1-630-933-9600 or 1-800-983-0903 or by writing to Invesco Actively Managed Exchange-Traded Fund Trust at 3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515.
Portfolio Holdings Policy. The Trust has adopted a policy regarding the disclosure of information about the Trust's portfolio holdings. The Board must approve all material amendments to this policy.
Each business day before the opening of regular trading on the Exchange, the Fund discloses on its website (www.invesco.com/ETFs) the portfolio holdings that will form the basis for the Fund’s next calculation of NAV per Share. The Trust, the Adviser, the Sub-Adviser and The Bank of New York Mellon (“BNYM” or the “Administrator”) will not disseminate non-public information concerning the Trust.
Access to information concerning the Fund’s portfolio holdings may be permitted at other times: (i) to personnel of third-party service providers, including the Fund’s custodian, transfer agent, auditors and counsel, as may be necessary to conduct business in the ordinary course in a manner consistent with such service providers’ agreements with the Trust on behalf of the Fund; or (ii) in instances when the Fund’s President and/or Chief Compliance Officer determines that (x) such disclosure serves a reasonable business purpose and is in the best interests of the Fund’s shareholders; and (y) in making such disclosure, no conflict exists between the interests of the Fund’s shareholders and those of the Adviser or the Distributor.
MANAGEMENT
The primary responsibility of the Board is to represent the interests of the Fund and to provide oversight of the management of the Fund. The Trust currently has nine Trustees. Eight Trustees are not “interested,” as that term is defined under the 1940 Act, and have no affiliation or business connection with the Adviser or any of its affiliated persons and do not own any stock or other securities issued by the Adviser (the “Independent Trustees”). The remaining Trustee (the “Interested Trustee”) is affiliated with the Adviser.
The Independent Trustees of the Trust, their term of office and length of time served, their principal business occupations during at least the past five years, the number of portfolios in the Fund Complex (defined below) that they oversee and other directorships, if any, that they hold are shown below. The “Fund Complex” includes all open- and closed-end funds (including all of their portfolios) advised by the Adviser and any affiliated person of the Adviser. As of the date of this SAI, the “Fund Family” consists of the Trust and five other ETF trusts advised by the Adviser.

Name, Address and Year of Birth of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustees	Other Directorships Held by Independent Trustees During the Past 5 Years
Ronn R. Bagge—1958 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice Chair of the Board; Chair of the Nominating and Governance Committee and Trustee	Vice Chair since 2018; Chair of the Nominating and Governance Committee and Trustee since 2008	Founder and Principal, YQA Capital Management LLC (1998-Present); formerly, Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high- speed rotating equipment service provider) (1988- 2001).	[XX]	Chair (since 2021) and member (since 2017) of the Joint Investment Committee, Mission Aviation Fellowship and MAF Foundation; Trustee, Mission Aviation Fellowship (2017-Present).
Todd J. Barre—1957 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Trustee	Since 2010
Formerly, Assistant
Professor of Business,
Trinity Christian
College (2010-2016); Vice
President and Senior
Investment Strategist
(2001-2008), Director of
Open Architecture and
Trading (2007-2008),
Head of Fundamental
Research (2004-2007)
and Vice President and
Senior Fixed Income
Strategist (1994-2001),
BMO Financial
Group/Harris Private
Bank.
				[XX]	None.
Victoria J. Herget—1951 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Trustee	Since 2019	Formerly, Managing Director (1993-2001), Principal (1985-1993), Vice President (1978- 1985) and Assistant Vice President (1973-1978), Zurich Scudder Investments (investment adviser) (and its	[XX]	Trustee Emerita (2017- present), Trustee (2000-2017) and Chair (2010-2017), Newberry Library; Member (2002-present), Rockefeller Trust Committee; formerly, Trustee, Chikaming

Name, Address and Year of Birth of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustees	Other Directorships Held by Independent Trustees During the Past 5 Years
predecessor firms).
Open Lands (2014-
2023); Trustee, Mather
LifeWays (2001-2021);
Trustee, certain funds
in the Oppenheimer
Funds complex (2012-
2019); Board Chair
(2008-2015) and
Director (2004-2018),
United Educators
Insurance Company;
Independent Director,
First American Funds
(2003-2011); Trustee
(1992-2007), Chair of
the Board of Trustees
(1999-2007),
Investment Committee
Chair (1994-1999) and
Investment Committee
member (2007-2010),
Wellesley College;
Trustee, BoardSource
(2006-2009); Trustee,
Chicago City Day
School (1994-2005).

Marc M. Kole—1960 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chair of the Audit Committee and Trustee	Chair of the Audit Committee and Trustee since 2008
Formerly, Managing
Director of Finance (2020-
2021) and Senior Director
of Finance (2015-2020),
By The Hand Club for
Kids (not-for-profit); Chief
Financial Officer, Hope
Network (social services)
(2008-2012); Assistant
Vice President and
Controller, Priority Health
(health insurance) (2005-
2008); Regional Chief
Financial Officer, United
Healthcare (2005); Chief
Accounting Officer, Senior
Vice President of Finance,
Oxford Health Plans
(2000-2004); Audit
Partner, Arthur Andersen
LLP (1996-2000).
[XX]
Formerly, Treasurer
(2018-2021), Finance
Committee Member
(2015-2021) and Audit
Committee Member
(2015), Thornapple
Evangelical Covenant
Church; Board and
Finance Committee
Member (2009-2017)
and Treasurer (2010-
2015, 2017),
NorthPointe Christian
Schools.

Yung Bong Lim—1964 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chair of the Investment Oversight Committee and Trustee	Chair of the Investment Oversight Committee since 2014; Trustee since 2013	Managing Partner, RDG Funds LLC (real estate) (2008-Present); formerly, Managing Director, Citadel LLC (1999-2007).	[XX]	Board Director, Beacon Power Services, Corp. (2019-Present); formerly, Advisory Board Member, Performance Trust Capital Partners, LLC (2008-2020).

Name, Address and Year of Birth of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustees	Other Directorships Held by Independent Trustees During the Past 5 Years
Joanne Pace—1958 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Trustee	Since 2019
Formerly, Senior Advisor,
SECOR Asset
Management, LP (2010-
2011); Managing Director
and Chief Operating
Officer, Morgan Stanley
Investment Management
(2006-2010); Partner and
Chief Operating Officer,
FrontPoint Partners, LLC
(alternative investments)
(2005-2006); Managing
Director (2003-2005),
Global Head of Human
Resources and member of
Executive Board and
Operating Committee
(2004-2005), Global Head
of Operations and Product
Control (2003-2004),
Credit Suisse (investment
banking); Managing
Director (1997-2003),
Controller and Principal
Accounting Officer (1999-
2003), Chief Financial
Officer (temporary
assignment) for the
Oversight Committee,
Long Term Capital
Management (1998-1999),
Morgan Stanley.
[XX]
Board Director, Horizon
Blue Cross Blue Shield
of New Jersey (2012-
Present); Council
Member, New York-
Presbyterian Hospital’s
Leadership Council on
Children’s and
Women’s Health
(2012-Present);
formerly, Governing
Council Member
(2016-2023) and Chair
of Education
Committee (2017-
2021), Independent
Directors Council
(IDC); Advisory Board
Director, The Alberleen
Group LLC (2012-
2021); Board Member,
100 Women in Finance
(2015-2020); Trustee,
certain funds in the
Oppenheimer Funds
complex (2012-2019);
Lead Independent
Director and Chair of
the Audit and
Nominating Committee
of The Global Chartist
Fund, LLC,
Oppenheimer Asset
Management (2011-
2012); Board Director,
Managed Funds
Association (2008-
2010); Board Director
(2007-2010) and
Investment Committee
Chair (2008-2010),
Morgan Stanley
Foundation.

Gary R. Wicker—1961 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Trustee	Since 2013
Formerly, Senior Vice
President of Global
Finance and Chief
Financial Officer, RBC
Ministries (publishing
company) (2013-2024);
Executive Vice President
and Chief Financial
Officer, Zondervan
Publishing (a division of
Harper Collins/NewsCorp)
(2007-2012); Senior Vice
President and Group
				[XX]	Board and Finance Committee Member, West Michigan Youth For Christ (2010- Present); Board Member and Treasurer, Our Daily Bread Ministries Canada (2015-2024).

Name, Address and Year of Birth of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustees	Other Directorships Held by Independent Trustees During the Past 5 Years

Controller (2005- 2006),
Senior Vice President and
Chief Financial Officer
(2003-2004), Chief
Financial Officer (2001-
2003), Vice President,
Finance and Controller
(1999-2001) and Assistant
Controller (1997-1999),
divisions of The Thomson
Corporation (information
services provider); Senior
Audit Manager (1994-
1997),
PricewaterhouseCoopers
LLP.

Donald H. Wilson—1959 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chair of the Board and Trustee	Chair since 2012; Trustee since 2008
Chair, President and Chief
Executive Officer,
McHenry Bancorp Inc. and
McHenry Savings Bank
(subsidiary) (2018-
Present); formerly, Chair
and Chief Executive
Officer, Stone Pillar
Advisors, Ltd. (2010-
2017); President and
Chief Executive Officer,
Stone Pillar Investments,
Ltd. (advisory services to
the financial sector) (2016-
2018); Chair, President
and Chief Executive
Officer, Community
Financial Shares, Inc. and
Community Bank—
Wheaton/Glen Ellyn
(subsidiary) (2013-2015);
Chief Operating Officer,
AMCORE Financial, Inc.
(bank holding company)
(2007-2009); Executive
Vice President and Chief
Financial Officer,
AMCORE Financial, Inc.
(2006-2007); Senior Vice
President and Treasurer,
Marshall & Ilsley Corp.
(bank holding company)
(1995-2006).
				[XX]	Director, Penfield Children’s Center (2004-Present); Board Chair, Gracebridge Alliance, Inc. (2015-Present).
*
This is the date the Independent Trustee began serving the Trust. Each Independent Trustee serves an indefinite term, until his or her successor is elected.
The Interested Trustee, President and Principal Executive Officer of the Trust, his term of office and length of time served, his principal business occupations during at least the past five years, the number of portfolios in the Fund Complex overseen by the Interested Trustee and the other directorships, if any, held by the Interested Trustee, are shown below.
Name, Address and Year of Birth of Interested Trustee*	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee	Other Directorships Held by Interested Trustee During the Past 5 Years
Brian Hartigan—1978 Invesco Capital Management LLC 3500 Lacey Road Suite700 Downers Grove, IL 60515	Trustee, President and Principal Executive Officer	Trustee since 2024; President and Principal Executive Officer since 2023
President and Principal
Executive Officer, Invesco
Exchange-Traded Fund
Trust, Invesco Exchange-
Traded Fund Trust II,
Invesco India Exchange-
Traded Fund Trust,
Invesco Actively Managed
Exchange-Traded Fund
Trust, Invesco Actively
Managed Exchange-
Traded Commodity Fund
Trust and Invesco
Exchange-Traded Self-
Indexed Fund Trust (2023
– Present); Managing
Director and Global Head
of ETFs, Indexed
Strategies, SMAs and
Model Portfolios, Chief
Executive Officer and
Principal Executive Officer,
Invesco Capital
Management LLC (2023 -
Present); Chief Executive
Officer, Manager and
Principal Executive Officer,
Invesco Specialized
Products, LLC (2023 –
Present); Director,
Co-Chief Executive Officer
and Co-President, Invesco
Capital Markets, Inc.
(2020 – Present);
Manager and President,
Invesco Investment
Advisers LLC (2020 –
Present) and Manager,
Invesco Indexing LLC
(2023 – Present); formerly,
Global Head of ETF
Investments and Indexed
Strategy (2020 - 2023);
Global Head of ETF
Investments (2017 -
2020); Head of
Investments-PowerShares
(2015 - 2017) and
Executive Director,
Product Development,
Invesco Capital Markets,
				[XX]	None.

Name, Address and Year of Birth of Interested Trustee*	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee	Other Directorships Held by Interested Trustee During the Past 5 Years
Inc. (2010 - 2015).
*
Mr. Hartigan is considered an “interested person” (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust.
**
The Interested Trustee serves an indefinite term, until his successor is elected.
The other executive officers of the Trust, their term of office and length of time served, and their principal business occupations during at least the past five years are shown below.
Name, Address and Year of Birth of Executive Officer	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During at Least the Past 5 Years
Adrien Deberghes — 1967 Invesco Capital Management LLC, 11 Greenway Plaza Houston, TX 77046	Vice President	Since 2020
Vice President, Invesco Exchange-Traded Fund Trust, Invesco
Exchange-Traded Fund Trust II, Invesco India Exchange-Traded
Fund Trust, Invesco Actively Managed Exchange-Traded Fund
Trust, Invesco Actively Managed Exchange-Traded Commodity
Fund Trust and Invesco Exchange-Traded Self-Indexed Fund
Trust (2020-Present); Head of the Fund Office of the CFO, Fund
Administration and Vice President, Invesco Advisers, Inc. (2020-
Present); Principal Financial Officer (2020-Present), Treasurer
(2020-Present) and Senior Vice President (2023-Present), The
Invesco Funds; Director, Invesco Trust Company (2023-Present);
formerly, Vice President, The Invesco Funds (2020-2023); Senior
Vice President and Treasurer, Fidelity Investments (2008-2020).

Kelli Gallegos — 1970 Invesco Capital Management LLC, 11 Greenway Plaza Houston, TX 77046	Vice President and Treasurer	Since 2018
Vice President, Invesco Advisers, Inc. (2020-Present); Principal
Financial and Accounting Officer- Pooled Investments, Invesco
Specialized Products, LLC (2018-Present); Vice President and
Treasurer, Invesco Exchange-Traded Fund Trust, Invesco
Exchange-Traded Fund Trust II, Invesco India Exchange-Traded
Fund Trust, Invesco Actively Managed Exchange-Traded Fund
Trust, Invesco Actively Managed Exchange-Traded Commodity
Fund Trust and Invesco Exchange-Traded Self-Indexed Fund
Trust (2018-Present); Principal Financial and Accounting Officer-
Pooled Investments, Invesco Capital Management LLC (2018-
Present); Vice President and Assistant Treasurer (2008-Present),
The Invesco Funds; formerly, Principal Financial Officer (2016-
2020) and Assistant Vice President (2008-2016), The Invesco
Funds; Assistant Treasurer, Invesco Specialized Products, LLC
(2018); Assistant Treasurer, Invesco Exchange-Traded Fund
Trust, Invesco Exchange-Traded Fund Trust II, Invesco India
Exchange-Traded Fund Trust and Invesco Actively Managed
Exchange-Traded Fund Trust (2012-2018), Invesco Actively
Managed Exchange-Traded Commodity Fund Trust (2014-2018)
and Invesco Exchange-Traded Self-Indexed Fund Trust (2016-
2018); and Assistant Treasurer, Invesco Capital Management LLC
(2013-2018).

Adam Henkel — 1980 Invesco Capital Management LLC 3500 Lacey Road Suite 700 Downers Grove, IL 60515	Secretary	Since 2020
Assistant General Counsel (2024-Present) and Secretary (2020-
Present), Invesco Capital Management LLC; Secretary, Invesco
Specialized Products LLC (2020-Present); Secretary, Invesco
Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund
Trust II, Invesco India Exchange-Traded Fund Trust, Invesco
Actively Managed Exchange-Traded Fund Trust, Invesco Actively
Managed Exchange-Traded Commodity Fund Trust and Invesco
Exchange-Traded Self-Indexed Fund Trust (2020-Present);
Assistant Secretary, Invesco Capital Markets, Inc. (2020-Present);

Name, Address and Year of Birth of Executive Officer	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During at Least the Past 5 Years

Assistant Secretary, The Invesco Funds (2014-Present); Manager
(2020-Present) and Secretary (2022-Present), Invesco Indexing
LLC; Manager, Invesco Investment Advisers LLC (2024-Present);
formerly, Assistant Secretary, Invesco Investment Advisers LLC
(2020-2024); Assistant Secretary of Invesco Exchange-Traded
Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India
Exchange-Traded Fund Trust, Invesco Actively Managed
Exchange-Traded Fund Trust and Invesco Actively Managed
Exchange-Traded Commodity Fund Trust (2014-2020); Chief
Compliance Officer of Invesco Capital Management LLC (2017);
Chief Compliance Officer of Invesco Exchange-Traded Fund
Trust, Invesco Exchange-Traded Fund Trust II, Invesco India
Exchange-Traded Fund Trust, Invesco Actively Managed
Exchange-Traded Fund Trust and Invesco Actively Managed
Exchange-Traded Commodity Fund Trust (2017); Senior Counsel,
Invesco, Ltd. (2013-2020); Assistant Secretary, Invesco
Specialized Products, LLC (2018-2020); Head of Legal - ETFs,
Invesco Capital Management LLC and Invesco Specialized
Products, LLC (2020-2024).

Peter Hubbard — 1981 Invesco Capital Management LLC 3500 Lacey Road Suite 700 Downers Grove, IL 60515	Vice President	Since 2009
Vice President, Invesco Specialized Products, LLC (2018-
Present); Vice President, Invesco Exchange-Traded Fund Trust,
Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-
Traded Fund Trust, Invesco Actively Managed Exchange-Traded
Fund Trust (2009-Present), Invesco Actively Managed Exchange-
Traded Commodity Fund Trust (2014-Present) and Invesco
Exchange-Traded Self-Indexed Fund Trust (2016-Present); Vice
President and Director of Portfolio Management, Invesco Capital
Management LLC (2010-Present); Vice President, Invesco
Advisers, Inc. (2020-Present); formerly, Vice President of Portfolio
Management, Invesco Capital Management LLC (2008-2010);
Portfolio Manager, Invesco Capital Management LLC (2007-
2008); Research Analyst, Invesco Capital Management LLC
(2005-2007); Research Analyst and Trader, Ritchie Capital, a
hedge fund operator (2003-2005).

Rudolf E. Reitmann — 1971 Invesco Capital Management LLC 3500 Lacey Road Suite 700 Downers Grove, IL 60515	Vice President	Since 2013
Head of Global Exchange Traded Funds Services, Invesco
Specialized Products, LLC (2018-Present); Vice President,
Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded
Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco
Actively Managed Exchange-Traded Fund Trust (2013-Present),
Invesco Actively Managed Exchange-Traded Commodity Fund
Trust (2014-Present) and Invesco Exchange-Traded Self-Indexed
Fund Trust (2016-Present); Head of Global Exchange Traded
Funds Services, Invesco Capital Management LLC (2013-
Present); Vice President, Invesco Capital Markets, Inc. (2018-
Present).

Melanie Zimdars — 1976 Invesco Capital Management LLC 3500 Lacey Road Suite 700 Downers Grove, IL 60515	Chief Compliance Officer	Since 2017
Chief Compliance Officer, Invesco Specialized Products, LLC
(2018-Present); Chief Compliance Officer, Invesco Capital
Management LLC (2017-Present); Chief Compliance Officer,
Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded
Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco
Actively Managed Exchange-Traded Fund Trust, Invesco Actively
Managed Exchange-Traded Commodity Fund Trust and Invesco
Exchange-Traded Self-Indexed Fund Trust (2017-Present);
formerly, Vice President and Deputy Chief Compliance Officer,
ALPS Holding, Inc. (2009-2017); Mutual Fund Treasurer/ Chief
Financial Officer, Wasatch Advisors, Inc. (2005-2008); Compliance

Name, Address and Year of Birth of Executive Officer	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During at Least the Past 5 Years
Officer, U.S. Bancorp Fund Services, LLC (2001-2005).
*
This is the date the Officer began serving the Trust in his or her current position. Each Officer serves an indefinite term, until his or her successor is elected.
The Fund is newly established. As of the date of this SAI, none of the Trustees held equity securities in the Fund. [As of [         ], each Trustee held in the aggregate over $100,000 in equity securities in all of the registered investment companies overseen by the Trustees in the Fund Family. ] The holdings of Messrs. Bagge and Lim and Ms. Pace include Shares of certain funds in which they are deemed to be invested pursuant to the Trust’s deferred compensation plan (“DC Plan”), which is described below.
[As of the date of this SAI, as to each Independent Trustee and his or her immediate family members, no person owned, beneficially or of record, securities in an investment adviser or principal underwriter of the Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment adviser or principal underwriter of the Fund.]
Board and Committee Structure. As noted above, the Board is responsible for oversight of the Fund, including oversight of the duties performed by the Adviser for the Fund under the investment advisory agreement, as amended and restated, between the Adviser and the Trust, on behalf of the Fund (the “Investment Advisory Agreement”). The Board generally meets in regularly scheduled meetings five times a year and may meet more often as required. During the Trust’s fiscal year ended [October 31, 2024], the Board held [six] meetings.
The Board has three standing committees, the Audit Committee, the Investment Oversight Committee and the Nominating and Governance Committee, and has delegated certain responsibilities to those Committees.
Mr. Kole (Chair), Ms. Pace, and Messrs. Wicker and Wilson currently serve as members of the Audit Committee. The Audit Committee has the responsibility, among other things, to: (i) approve and recommend to the Board the selection of the Trust’s independent registered public accounting firm, (ii) review the scope of the independent registered public accounting firm’s audit activity, (iii) review the audited financial statements, and (iv) review with such independent registered public accounting firm the adequacy and the effectiveness of the Trust’s internal controls over financial reporting. During the Trust’s fiscal year ended [October 31, 2024], the Audit Committee held [five] meetings.
Mr. Bagge, Dr. Barre, Ms. Herget and Mr. Lim (Chair) currently serve as members of the Investment Oversight Committee. The Investment Oversight Committee has the responsibility, among other things, (i) to review fund investment performance, including tracking error and correlation to a fund’s underlying index, (ii) to review any proposed changes to a fund’s investment policies, comparative benchmark indices or underlying index, and (iii) to review a fund’s market trading activities and portfolio transactions. The Investment Oversight Committee also oversees the Adviser’s process for fair valuing the Fund’s portfolio investments and receives reports from the Adviser regarding the fair valuation of the Fund’s portfolio investments in accordance with the Adviser’s Valuation Procedures, which have been approved by the Board (the “Valuation Procedures”). During the Trust’s fiscal year ended [October 31, 2024], the Investment Oversight Committee held [four] meetings.
Mr. Bagge (Chair), Dr. Barre, Ms. Herget, Messrs. Kole and Lim, Ms. Pace, and Messrs. Wicker and Wilson currently serve as members of the Nominating and Governance Committee. The Nominating and Governance Committee has the responsibility, among other things, to identify and recommend individuals for Board membership and evaluate candidates for Board membership. The Board will consider recommendations for trustees from shareholders. Nominations from shareholders should be in writing and sent to the Secretary of the Trust to the attention of the Chair of the Nominating and Governance Committee, as described below under the caption “Shareholder Communications.” During the Trust’s fiscal year ended [October 31, 2024], the Nominating and Governance Committee held [four] meetings.

Mr. Wilson, one of the Independent Trustees, serves as the chair of the Board (the “Independent Chair”). The Independent Chair, among other things, chairs the Board meetings, participates in the preparation of the Board agendas and serves as a liaison between, and facilitates communication among, the other Independent Trustees, the full Board, the Adviser and other service providers with respect to Board matters. Mr. Bagge, as Chair of the Nominating and Governance Committee, serves as Vice Chair of the Board (“Vice Chair”). In the absence of the Independent Chair, the Vice Chair is responsible for all of the Independent Chair’s duties and may exercise any of the Independent Chair’s powers. The Chairs of each Committee also serve as liaisons between the Adviser and other service providers and the other Independent Trustees for matters pertaining to the respective Committee. The Board believes that its current leadership structure is appropriate taking into account the assets and number of funds in the Fund Family overseen by the Trustees, the size of the Board and the nature of the funds’ business, as the officers of the Trust provide the Board with insight as to the daily management of the funds while the Independent Chair promotes independent oversight of the funds by the Board.
Risk Oversight. The Fund is subject to a number of risks, including operational, investment and compliance risks. The Board, directly and through its Committees, as part of its oversight responsibilities, oversees the services provided by the Adviser and the Trust’s other service providers in connection with the management and operations of the Fund, as well as their associated risks. Under the oversight of the Board, the Trust, the Adviser and other service providers have adopted policies, procedures and controls to address these risks. The Board, directly and through its Committees, receives and reviews information from the Adviser, other service providers, the Trust’s independent registered public accounting firm, Trust counsel and counsel to the Independent Trustees to assist it in its oversight responsibilities. This information includes, but is not limited to, reports regarding the Fund’s investments, including Fund performance and investment practices, valuation of Fund portfolio securities, and compliance. The Board also reviews, and must approve any proposed changes to, the Fund’s investment objective, policies and restrictions, and reviews any areas of non-compliance with the Fund’s investment policies and restrictions. The Audit Committee monitors the Trust’s accounting policies, financial reporting and internal control system and reviews any internal audit reports impacting the Trust. As part of its compliance oversight, the Board reviews the annual compliance report issued by the Trust’s Chief Compliance Officer on the policies and procedures of the Trust and its service providers, proposed changes to those policies and procedures and quarterly reports on any material compliance issues that arose during the period.
Experience, Qualifications and Attributes. As noted above, the Nominating and Governance Committee is responsible for identifying, evaluating and recommending trustee candidates. The Nominating and Governance Committee reviews the background and the educational, business and professional experience of trustee candidates and the candidates’ expected contributions to the Board. Trustees selected to serve on the Board are expected to possess relevant skills and experience, time availability and the ability to work well with the other Trustees. In addition to these qualities and based on each Trustee’s experience, qualifications and attributes and the Trustees’ combined contributions to the Board, the following is a brief summary of the information that led to the conclusion that each Board member should serve as a Trustee.
Mr. Bagge has served as a trustee and Chair of the Nominating and Governance Committee with the Fund Family since 2003 and as Vice Chair with the Fund Family since 2018. He founded YQA Capital Management, LLC in 1998 and has since served as a principal. Mr. Bagge has served as Chair (since 2021) and a member (since 2017) of the Joint Investment Committee of Mission Aviation Fellowship and MAF Foundation, and has served as a member of the Board of Trustees of Mission Aviation Fellowship since 2017. Previously, Mr. Bagge was the owner and CEO of Electronic Dynamic Balancing Company from 1988 to 2001. He began his career as a securities analyst for institutional investors, including CT&T Asset Management and J.C. Bradford & Co. The Board considered that Mr. Bagge has served as a board member or advisor for several privately held businesses and charitable organizations and the executive, investment and operations experience that Mr. Bagge has gained over the course of his career and through his financial industry experience.
Dr. Barre has served as a trustee with the Fund Family since 2010. He served as Assistant Professor of Business at Trinity Christian College from 2010 to 2016. Additionally, he earned his Doctor of Business

Administration degree from Anderson University in 2019 with final dissertation research focused on exchange-traded funds. Previously, he served in various positions with BMO Financial Group/Harris Private Bank, including Vice President and Senior Investment Strategist (2001-2008), Director of Open Architecture and Trading (2007-2008), Head of Fundamental Research (2004-2007) and Vice President and Senior Fixed Income Strategist (1994-2001). From 1983 to 1994, Dr. Barre was with the Office of the Manager of Investments at Commonwealth Edison Co. He also was a staff accountant at Peat Marwick Mitchell & Co. from 1981 to 1983. The Board considered the executive, financial and investment experience that Dr. Barre has gained over the course of his career and through his financial industry experience.
Mr. Hartigan has served as a trustee with the Fund Family since 2024. He has served as Managing Director, Global Head of ETFs, Indexed Strategies, SMAs and Model Portfolios, and Chief Executive Officer and Principal Executive Officer of the Adviser since 2023. Before that, Mr. Hartigan served as Global Head of ETF Investments of the Adviser since 2015 and held various other senior level positions with the Adviser and its affiliates since 2010. In addition, Mr. Hartigan has served as President and Principal Executive Officer of the Fund Family since 2023. The Board considered Mr. Hartigan’s senior executive positions with the Adviser.
Ms. Herget has served as a trustee with the Fund Family since 2019. She has served as Trustee (2000- 2017), Chair (2010-2017) and Trustee Emerita (since 2017) of Newberry Library, and as a member of the Rockefeller Trust Committee since 2002. Previously, she served as Trustee of Chikaming Open Lands (2014-2023), Trustee of Mather LifeWays (2001-2021), as Board Chair (2008-2015) and Director (2004-2018) of United Educators Insurance Company, as Trustee of certain funds in the Oppenheimer Funds complex (2012- 2019) and as Independent Director of the First American Funds (2003-2011). Ms. Herget served as Managing Director (1993-2001), Principal (1985-1993), Vice President (1978-1985) and Assistant Vice President (1973- 1978) of Zurich Scudder Investments (and its predecessor firms), as Trustee (1992-2007), Chair of the Board of Trustees (1999-2007), Investment Committee Chair (1994-1999) and Investment Committee member (2007-2010) of Wellesley College and as Trustee of BoardSource (2006-2009) and Chicago City Day School (1994-2005). The Board considered the executive, financial and investment experience that Ms. Herget has gained over the course of her career and through her financial industry experience.
Mr. Kole has served as a trustee with the Fund Family since 2006 and Chair of the Audit Committee with the Fund Family since 2008. He was the Managing Director of Finance from 2020 to 2021 and was Senior Director of Finance from 2015 to 2020, of By The Hand Club for Kids. Mr. Kole also was the Chief Financial Officer of Hope Network from 2008 to 2012 and he was the Assistant Vice President and Controller at Priority Health from 2005 to 2008, Regional Chief Financial Officer of United Healthcare from 2004 to 2005, Chief Accounting Officer and Senior Vice President of Finance of Oxford Health Plans from 2000 to 2004 and Audit Partner at Arthur Andersen LLP from 1996 to 2000. Mr. Kole served as Treasurer (2018-2021), Finance Committee Member (2015-2021) and Audit Committee Member (2015) of Thornapple Evangelical Covenant Church and he served as Board and Finance Committee Member (2009-2017) and Treasurer (2010-2015, 2017) of NorthPointe Christian Schools. The Board has determined that Mr. Kole qualifies as an “audit committee financial expert” as defined by the SEC. The Board considered the executive, financial and operations experience that Mr. Kole has gained over the course of his career and through his financial industry experience.
Mr. Lim has served as a trustee with the Fund Family since 2013 and Chair of the Investment Oversight Committee with the Fund Family since 2014. He has been a Managing Partner of RDG Funds LLC since 2008. Previously, he was a Managing Director and the Head of the Securitized Products Group of Citadel LLC (1999-2007). Prior to his employment with Citadel LLC, he was a Managing Director with Salomon Brothers Inc. Mr. Lim has served as a Board Director of Beacon Power Services, Corp. since 2019 and served as an Advisory Board Member of Performance Trust Capital Partners, LLC (2008-2020). The Board considered the executive, financial, operations and investment experience that Mr. Lim has gained over the course of his career and through his financial industry experience.
Ms. Pace has served as a trustee with the Fund Family since 2019. She has served as Board Director of Horizon Blue Cross Blue Shield of New Jersey since 2012, and as a Council Member of New York-Presbyterian Hospital’s Leadership Council on Children’s and Women’s Health since 2012. Previously, she has served as Governing Council Member (2016-2023) and Chair of Education Committee (2017-2021) of Independent Directors Council (IDC), an Advisory Board Director of The Alberleen Group LLC (2012-2021), a Board Member of 100 Women in Finance (2015-2020), a Trustee of certain funds in the Oppenheimer Funds complex (2012-2019), as Senior Advisor of SECOR Asset Management, LP (2010-2011), as Managing Director and Chief Operating Officer of Morgan Stanley Investment Management (2006-2010) and as Partner and Chief Operating Officer of FrontPoint Partners, LLC (2005-2006). Ms. Pace also held the following positions at Credit Suisse: Managing Director (2003-2005); Global Head of Human Resources and member of Executive Board and Operating Committee (2004-2005), and Global Head of Operations and Product Control (2003-2004). She also held the following positions at Morgan Stanley: Managing Director (1997-2003), Controller and Principal Accounting Officer (1999-2003); and Chief Financial Officer (temporary assignment) for the Oversight Committee, Long Term Capital Management (1998-1999). She also served as Lead Independent Director and Chair of the Audit and Nominating Committee of The Global Chartist Fund, LLC of Oppenheimer Asset Management (2011-2012), as Board Director of Managed Funds Association (2008-2010) and as Board Director of Morgan Stanley Foundation (2007-2010) and Investment Committee Chair (2008-2010). The Board has determined that Ms. Pace qualifies as an “audit committee financial expert” as defined by the SEC. The Board considered the executive, financial, operations and investment experience that Ms. Pace has gained over the course of her career and through her financial industry experience.
Mr. Wicker has served as a trustee with the Fund Family since 2013. He served as Senior Vice President of Global Finance and Chief Financial Officer at RBC Ministries from 2013 to 2024. Previously, he was the Executive Vice President and Chief Financial Officer of Zondervan Publishing from 2007 to 2012. Prior to his employment with Zondervan Publishing, he held various positions with divisions of The Thomson Corporation, including Senior Vice President and Group Controller (2005-2006), Senior Vice President and Chief Financial Officer (2003-2004), Chief Financial Officer (2001-2003), Vice President, Finance and Controller (1999-2001) and Assistant Controller (1997-1999). Prior to that, Mr. Wicker was Senior Manager in the Audit and Business Advisory Services Group of Price Waterhouse (1994-1996). Mr. Wicker served as a Board and Finance Committee Member of West Michigan Youth For Christ (2010-Present) and as a Board Member and Treasurer of Our Daily Bread Ministries Canada (2015-2024). The Board has determined that Mr. Wicker qualifies as an “audit committee financial expert” as defined by the SEC. The Board considered the executive, financial and operations experience that Mr. Wicker has gained over the course of his career and through his financial industry experience.
Mr. Wilson has served as a trustee with the Fund Family since 2006 and as the Independent Chair with the Fund Family since 2012. He also served as lead Independent Trustee in 2011. He has served as the Chair, President and Chief Executive Officer of McHenry Bancorp Inc. and McHenry Savings Bank since 2018. Previously, he was Chair and Chief Executive Officer of Stone Pillar Advisors, Ltd. (2010-2017). He was also President and Chief Executive Officer of Stone Pillar Investments, Ltd. (2016-2018). Mr. Wilson was also the Chair, President and Chief Executive Officer of Community Financial Shares, Inc. and its subsidiary, Community Bank—Wheaton/Glen Ellyn (2013-2015). He also was the Chief Operating Officer (2007-2009) and Executive Vice President and Chief Financial Officer (2006-2007) of AMCORE Financial, Inc. Mr. Wilson also served as Senior Vice President and Treasurer of Marshall & Ilsley Corp. from 1995 to 2006. He started his career with the Federal Reserve Bank of Chicago, serving in several roles in the bank examination division and the economic research division. Mr. Wilson has served as a Director of Penfield Children’s Center (2004-Present) and as Board Chair of Gracebridge Alliance, Inc. (2015-Present). The Board has determined that Mr. Wilson qualifies as an “audit committee financial expert” as defined by the SEC. The Board considered the executive, financial and operations experience that Mr. Wilson has gained over the course of his career and through his financial industry experience.
This disclosure is not intended to hold out any Trustee as having any special expertise and shall not impose greater duties, obligations or liabilities on the Trustees. The Trustees’ principal occupations during at least the past five years are shown in the above tables.
For his or her services as a Trustee of the Trust and other trusts in the Fund Family, each Independent Trustee receives an annual retainer of $390,000 (the “Retainer”). The Retainer for the Independent Trustees is allocated half pro rata among all the funds in the Fund Family and the other half is allocated among all of the funds in the Fund Family based on average net assets. The Independent Chair receives an additional $130,000 per year for his service as the Independent Chair, allocated in the same manner as the Retainer. The chair of the Audit Committee receives an additional fee of $40,000 per year, the chair of the Nominating and Governance Committee receives an additional fee of $35,000 per year and the chair of the Investment Oversight Committee receives an additional fee of $30,000 per year, each allocated in the same manner as the Retainer. Prior to January 1, 2025, the Retainer for each Independent Trustee was $370,000, the Independent Chair received an additional fee of $120,000 and the chair of the Audit Committee received an additional fee of $35,000. Each Trustee also is reimbursed for travel and other out-of-pocket expenses incurred in attending Board and committee meetings.
The DC Plan allows each Independent Trustee to defer payment of all, or a portion, of the fees that the Trustee receives for serving on the Board throughout the year. Each eligible Trustee generally may elect to have deferred amounts credited with a return equal to the total return of one or more registered investment companies within the Fund Family that are offered as investment options under the DC Plan. At the Trustee’s election, distributions are either in one lump sum payment, or in the form of equal annual installments over a period of years designated by the Trustee. The rights of an eligible Trustee and the beneficiaries to the amounts held under the DC Plan are unsecured, and such amounts are subject to the claims of the creditors of a fund. The Independent Trustees are not eligible for any pension or profit sharing plan in their capacity as Trustees.
The following sets forth the fees paid to each Trustee for the fiscal year ended [October 31, 2024].
Name of Trustee	Aggregate Compensation From the Trust(1)	Pension or Retirement Benefits accrued as part of Fund Expenses	Total Compensation Paid From Fund Complex(2)
Independent Trustees
Ronn R. Bagge	$[XX]	N/A	$[XX]
Todd J. Barre	$[XX]	N/A	$[XX]
Edmund P. Giambastiani, Jr.(3)	$[XX]	N/A	$[XX]
Victoria J. Herget	$[XX]	N/A	$[XX]
Marc M. Kole	$[XX]	N/A	$[XX]
Yung Bong Lim	$[XX]	N/A	$[XX]
Joanne Pace	$[XX]	N/A	$[XX]
Gary R. Wicker	$[XX]	N/A	$[XX]
Donald H. Wilson	$[XX]	N/A	$[XX]
Interested Trustee
Brian Hartigan(4)	N/A	N/A	N/A
Anna Paglia(5)	N/A	N/A	N/A
(1)
Because the Fund had not commenced operations as of [October 31, 2024], the Fund did not pay any of the amounts shown in this table.
(2)
The amounts shown in this column represent the aggregate compensation paid by all funds of the trusts in the Fund Family for the fiscal year ended [October 31, 2024], before deferral by the Trustee under the DC Plan. During the fiscal year ended [October 31, 2024], Mr. Lim deferred [XX] of his compensation, Mr. Wilson deferred [XX] of his compensation and Ms. Herget deferred [XX] of her compensation.
(3)
Admiral Giambastiani retired from the Board effective May 2, 2024.
(4)
Mr. Hartigan was appointed to the Board effective December 12, 2024.
(5)
Ms. Paglia resigned from the Board effective November 28, 2023.
Management Ownership. As of [      ], the Trustees and Officers, as a group, owned none of the Fund’s outstanding Shares.
Principal Holders and Control Persons. [The Fund is new and, as of the date of this SAI, no person owned of record more than 5% of the outstanding Shares. ]
Shareholder Communications. Shareholders may send communications to the Trust's Board by addressing the communications directly to the Board (or individual Board members) and/or otherwise clearly indicating in the salutation that the communication is for the Board (or individual Board members). Shareholders may send the communication to either the Trust's office or directly to such Board members at the address specified for each Trustee. Management will review and generally respond to other shareholder communications the Trust receives that are not directly addressed and sent to the Board. Such communications will be forwarded to the Board at management's discretion based on the matters contained therein.
Investment Adviser. The Adviser provides investment tools and portfolios for advisers and investors. The Adviser is committed to theoretically sound portfolio construction and empirically verifiable investment management approaches. Its asset management philosophy and investment discipline are rooted deeply in the application of intuitive factor analysis and model implementation to enhance investment decisions.
The Adviser acts as investment adviser for, and manages the investment and reinvestment of, the assets of the Fund. For the Fund, the Adviser oversees the Sub-Adviser and delegates to the Sub-Adviser the duties of the investment and reinvestment of the Fund’s assets. The Adviser also administers the Trust’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions.
Invesco Capital Management LLC, organized February 7, 2003, is located at 3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515. Invesco Ltd. is the parent company of the Adviser and the Sub-Adviser and is located at 1331 Spring Street N.W., Suite 2500, Atlanta, Georgia 30309. Invesco Ltd. and its subsidiaries are an independent global investment management group.
Sub-Adviser. Invesco Advisers manages the investment and reinvestment of the assets of the Fund on an ongoing basis under the supervision of the Adviser. Invesco Advisers is located at 1331 Spring Street N.W., Suite 2500, Atlanta, Georgia 30309.
Portfolio Managers. The Adviser and Sub-Adviser use a team of portfolio managers (the “Portfolio Managers”), investment strategists and other investment specialists. This team approach brings together many disciplines and leverages the Adviser’s and Sub-Adviser’s extensive resources. Peter Hubbard, John Burrello, Chris Devine and Scott Hixon are jointly and primarily responsible for the day-to-day management of the Fund.
The information below reflects the other funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) registered investment companies, (ii) other pooled investment vehicles and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date.
As of [      ], Mr. Hubbard managed [XX] registered investment companies with approximately $[XX] in assets, [XX] other pooled investment vehicles with approximately $[XX] in assets and [XX] other accounts with approximately $[XX] in assets.
As of [      ], Mr. Burrello managed [XX] registered investment companies with approximately $[XX] in assets, [XX] other pooled investment vehicles with approximately $[XX] in assets and [XX] other accounts with approximately $[XX] in assets.
As of [      ], Mr. Devine managed [XX] registered investment companies with approximately $[XX] in assets, [XX] other pooled investment vehicles with approximately $[XX] in assets and [XX] other accounts with approximately $[XX] in assets.
As of [      ], Mr. Hixon managed [XX] registered investment companies with approximately $[XX] in assets, [XX] other pooled investment vehicles with approximately $[XX] in assets and [XX] other accounts with approximately $[XX] in assets.
Because the portfolio managers of the Adviser and/or Sub-Adviser may manage assets for other investment companies, pooled investment vehicles and/or other accounts, there may be an incentive to favor one client over another, resulting in conflicts of interest. For instance, the Adviser and/or Sub-Adviser may receive fees from certain accounts that are higher than the fee it receives from the Fund. In addition, a conflict of interest could exist to the extent that the Adviser and/or Sub-Adviser has proprietary investments in certain accounts, where portfolio managers have personal investments in certain accounts or when certain accounts are investment options in the Adviser and/or Sub-Adviser’s employee benefits and/or deferred compensation plans. If the Adviser and/or Sub-Adviser manages accounts that engage in short sales of securities of the type in which the Fund invests, the Adviser and/or Sub-Adviser could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall. The Adviser and/or Sub-Adviser have adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.
Description of Compensation Structure—Adviser. The Adviser's portfolio managers are compensated with a fixed salary amount by the Adviser. The Portfolio Managers are eligible, along with other senior employees of the Adviser, to participate in a year-end discretionary bonus pool. The Compensation Committee of the Adviser will review management bonuses and, depending upon the size, the Compensation Committee may approve the bonus in advance. There is no policy regarding, or agreement with, the Portfolio Managers or any other senior executive of the Adviser to receive bonuses or any other compensation in connection with the performance of any of the accounts managed by the Portfolio Managers.
Description of Compensation Structure—Sub-Adviser. The Sub-Adviser seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. The Sub-Adviser’s portfolio managers receive a base salary, an incentive bonus opportunity, and an equity compensation opportunity. The Sub-Adviser’s portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote competitive Fund performance. The Sub-Adviser evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. The Sub-Adviser’s portfolio manager’s compensation consists of the following three elements:
Base Salary. The Sub-Adviser’s portfolio managers are paid a base salary. In setting the base salary, the Sub-Adviser’s intention is to be competitive in light of the Sub-Adviser’s portfolio manager’s experience and responsibilities.
Annual Bonus. The Sub-Adviser’s portfolio managers are eligible, along with other employees of the Sub-Adviser, to participate in a discretionary year-end bonus pool. The Compensation Committee of Invesco Ltd. reviews and approves the amount of the bonus pool available considering investment performance and financial results in its review. In addition, while having no direct impact on individual bonuses, assets under management are considered when determining the starting bonus funding levels. The Sub-Adviser’s portfolio manager is eligible to receive an annual cash bonus which is based on quantitative (i.e., investment performance) and non-quantitative factors (which may include, but are not limited to, individual performance, risk management and teamwork).
The Sub-Adviser’s portfolio manager’s compensation is linked to the pre-tax investment performance of the funds/accounts managed by the Sub-Adviser’s portfolio manager as described in Table 1 below.
Sub-Adviser	Performance Time Period(1)
Invesco Advisers(2)	One-, Three- and Five-year performance against Fund peer group.
(1)
Rolling time periods based on calendar year end.
(2)
Sub-Adviser portfolio managers may be granted an annual deferral award that vests on a pro rata basis over a four-year period and final payments are based on the performance of eligible funds selected by the Sub-Adviser portfolio manager at the time the award is granted.
High investment performance (against applicable peer group) would deliver compensation generally associated with top pay in the industry (determined by reference to the third-party provided compensation survey information) and poor investment performance (versus applicable peer group) would result in low bonus compared to the applicable peer group or no bonus at all. These decisions are reviewed and approved collectively by senior leadership which has responsibility for executing the compensation approach across the organization.
There is no policy regarding, or agreement with, the Sub-Adviser’s portfolio managers or any other senior executive of the Sub-Adviser to receive bonuses or any other compensation in connection with the performance of any of the funds managed by the Sub-Adviser’s portfolio managers.
Deferred/Long Term Compensation. The Sub-Adviser’s portfolio managers may be granted an annual deferral award that allows them to select receipt of shares of certain sub-advised funds with a four year pro rata vesting period as well as common shares and/or restricted shares of Invesco Ltd. stock from pools determined from time to time by the Compensation Committee of Invesco Ltd.’s Board of Directors. The vesting period aligns the interests of the Sub-Adviser’s portfolio managers with the long-term interests of clients and shareholders, and creates an incentive to retain key talent.
The Sub-Adviser’s portfolio managers also participate in benefit plans and programs available generally to all employees.
Portfolio Holdings. As of the date of this SAI, the Fund has not yet commenced investment operations, and none of the Portfolio Managers beneficially own any Shares.
Investment Advisory Agreement. Pursuant to an investment advisory agreement between the Adviser and the Trust (the “Investment Advisory Agreement”), the Fund has agreed to pay the Adviser for its services an annual fee equal to a percentage of its average daily net assets as set forth below (the “Advisory Fee”).
Fund	Advisory Fee
Invesco QQQ Hedged Advantage ETF	[XX]%

The Advisory Fee paid by the Fund to the Adviser set forth in the table above is an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Fund including payments to the Sub-Adviser, the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, Acquired Fund Fees and Expenses, if any, litigation expenses, and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).
The Fund may invest in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser (collectively, “Underlying Affiliated Investments”). The indirect portion of the advisory fees that the Fund incurs through such Underlying Affiliated Investments is in addition to the Advisory Fee payable to the Adviser by the Fund. Therefore, the Adviser has agreed to waive the Advisory Fee payable by the Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s Underlying Affiliated Investments or (ii) the Advisory Fee available to be waived. This waiver does not apply to the Fund’s investment of cash collateral received for securities lending. This waiver is in place through at least [         ], and there is no guarantee that the Adviser will extend it past that date.
Under the Investment Advisory Agreement, the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the Investment Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Investment Advisory Agreement continues in effect (following its initial term) only if approved annually by the Board, including a majority of the Independent Trustees. The Investment Advisory Agreement terminates automatically upon assignment and is terminable at any time without penalty as to the Fund by the Board, including a majority of the Independent Trustees, or by vote of the holders of a majority of that Fund’s outstanding voting securities on 60 days’ written notice to the Adviser, or by the Adviser on 60 days’ written notice to the Fund.
Sub-Advisory Agreements. The Adviser has entered into sub-advisory agreements with certain affiliates to serve as sub-advisers to the Fund (each, a “Sub-Advisory Agreement”) pursuant to which these affiliated sub-advisers may be appointed by the Adviser from time to time to provide discretionary investment management services, investment advice and/or order execution services to the Fund. These affiliated sub-advisers are:
●
Invesco Advisers, Inc. (previously defined as “Invesco Advisers”);
●
Invesco Asset Management Deutschland GmbH (“Invesco Deutschland”);
●
Invesco Asset Management Limited (“Invesco Asset Management”);
●
Invesco Asset Management (Japan) Limited (“Invesco Japan”);
●
Invesco Hong Kong Limited (“Invesco Hong Kong”);
●
Invesco Senior Secured Management, Inc. (“ISSM”); and
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Invesco Canada Ltd. (“Invesco Canada”).
The Adviser and each affiliated sub-adviser listed above are indirect, wholly owned subsidiaries of Invesco Ltd. Under each Sub-Advisory Agreement, each sub-adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the Sub-Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of sub-adviser in the performance of its duties or from reckless disregard of its duties and obligations thereunder. Each Sub-Advisory Agreement continues in effect (following their initial term) only if approved annually by the Board, including a majority of the Independent Trustees.
Each Sub-Advisory Agreement terminates automatically upon assignment or termination of the Advisory Agreement and are terminable at any time without penalty as to the Fund by the Board, including a majority of the Independent Trustees, or by vote of the holders of a majority of the Fund’s outstanding voting securities on 60 days’ written notice to the Sub-Adviser, by the Adviser on 60 days’ written notice to the Sub-Adviser or by the Sub-Adviser on 60 days’ written notice to the Trust.
Invesco Advisers currently serves as Sub-Adviser to the Fund. The Adviser pays the Sub-Adviser a fee which will be computed daily and paid as of the last day of each month equal to [XX]% of the Adviser’s monthly compensation with respect to the assets of the Fund for which the Sub-Adviser provides sub-advisory services. On an annual basis, the Sub-Advisory fee is equal to [XX]% of the Adviser’s compensation of the sub-advised assets per year.
Invesco Advisers is located at 1331 Spring Street N.W., Suite 2500, Atlanta, Georgia 30309.
Invesco Deutschland is located at An der Welle 5, 1st Floor, Frankfurt, Germany 60322.
Invesco Asset Management is located at Perpetual Park, Perpetual Park Drive, Henley-on-Thames, Oxfordshire, RG9 1HH, United Kingdom.
Invesco Japan is located at Roppongi Hills Mori Tower 14th Floor, 6-10-1 Roppongi, Minato-ku, Tokyo 106-6114, Japan.
Invesco Hong Kong is located at 45F Jardine House, 1 Connaught Place, Central, Hong Kong.
ISSM is located at 225 Liberty Street, New York, New York 10281.
Invesco Canada is located at 120 Bloor Street East, Suite 700, Toronto, Ontario, Canada M4W 1B7.
Payments to Financial Intermediaries. The Adviser, the Distributor and/or their affiliates may enter into contractual arrangements with certain broker-dealers, banks and other financial intermediaries (each, an “Intermediary” and together, the “Intermediaries”) that the Adviser, the Distributor and/or their affiliates believe may benefit the Fund or other Invesco ETFs generally. Pursuant to such arrangements, the Adviser, the

Distributor and/or their affiliates may provide cash payments or non-cash compensation, from their own assets and not from the assets of the Fund, to Intermediaries for certain activities that are designed to make registered representatives and other professionals more knowledgeable about exchange-traded products, including the Fund; or for other activities, such as marketing, presentations, educational training programs, conferences, data collection and provision, technology support, the development of technology platforms and reporting systems, and providing their customers with access to the Fund via online platforms. The Adviser, the Distributor, or their affiliates may, from their own assets, provide payments to intermediaries for reimbursement of costs or otherwise support services or other activities that the Adviser, the Distributor and/or their affiliates believe may facilitate investment in the Fund or other Invesco ETFs.
Any payments made pursuant to such arrangements may vary in any year and may be different for different Intermediaries. In certain cases, the payments described here may be subject to certain minimum payment levels. Although a portion of the Adviser’s revenue comes directly or indirectly in part from fees paid by the Fund, payments to Intermediaries are not financed by the Fund and therefore do not increase the price paid by investors for the purchase of shares of, or the costs of owning, the Fund or reduce the amount received by a shareholder as proceeds from the redemption of Shares. As a result, such payments are not reflected in the fees and expenses listed in the fees and expenses sections of the Fund’s Prospectus.
The Adviser periodically assesses the advisability of continuing to make these payments. Payments to an Intermediary may be significant to that Intermediary, and amounts that Intermediaries pay to your adviser, broker or other investment professional, if any, may also be significant to such adviser, broker or investment professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend the Fund over other investments. The same conflict of interest exists with respect to your financial adviser, broker or investment professionals if he or she receives similar payments from his or her intermediary firm.
[As of [      ], the Intermediaries receiving such payments include Charles Schwab, Equitable Advisors, Jane Street Financial Limited, LPL Financial, Morgan Stanley Smith Barney LLC, Nitrogen Wealth Inc., Pershing LLC, Raymond James and Wells Fargo.]
Please contact your salesperson, adviser, broker or other investment professional for more information regarding any such payments or financial incentives his or her intermediary firm may receive. Any payments made, or financial incentives offered, by the Adviser, Distributor and/or their affiliates to an Intermediary may create the incentive for the Intermediary to encourage customers to buy Shares.
Administrator. BNYM serves as administrator for the Fund. Its principal address is 240 Greenwich Street, New York, NY 10286.
BNYM serves as Administrator for the Fund pursuant to a fund administration and accounting agreement (the “Administrative Services Agreement”) with the Trust. Under the Administrative Services Agreement, BNYM is obligated, on a continuous basis, to provide such administrative services as the Board reasonably deems necessary for the proper administration of the Trust and the Fund. BNYM will generally assist in many aspects of the Trust's and the Fund’s operations, including accounting, bookkeeping and record keeping services (including, without limitation, the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other service providers); assist in preparing reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; and supply supporting documentation for meetings of the Board.
Pursuant to the Administrative Services Agreement, the Trust has agreed to indemnify the Administrator for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from negligence or willful misconduct in the performance of its duties.

The administrative fees paid to BNYM are included in the Fund’s unitary management fee.
Custodian, Transfer Agent and Fund Accounting Agent. BNYM (the “Custodian” or “Transfer Agent”), located at 240 Greenwich Street, New York, NY 10286, also serves as custodian for the Fund pursuant to a custodian agreement. As Custodian, BNYM holds the Fund’s assets, calculates the NAV of the Shares and calculates net income and realized capital gains or losses. BNYM also serves as Transfer Agent and dividend disbursing agent for the Fund pursuant to a transfer agency agreement. Further, BNYM serves as Fund accounting agent pursuant to the Administrative Services Agreement. As compensation for the foregoing services, BNYM may be reimbursed for its out-of-pocket costs, and receive transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from the Advisory Fee.
Distributor. Invesco Distributors, Inc. (previously defined as the “Distributor”) is the distributor of the Shares. The Distributor's principal address is 11 Greenway Plaza, Houston, TX 77046-1173. The Distributor has entered into a distribution agreement (the “Distribution Agreement”) with the Trust pursuant to which it distributes the Shares. The Fund continuously offers Shares for sale through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading “Creation and Redemption of Creation Unit Aggregations.”
The Distribution Agreement provides that it may be terminated as to the Fund at any time, without the payment of any penalty, on at least 60 days' written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).
Securities Lending Arrangements. The Fund may participate in a securities lending program (the “Program”) pursuant to a securities lending agreement that establishes the terms of the loan, including collateral requirements. Collateral may consist of cash, U.S. government securities, letters of credit, or such other collateral as may be permitted under the Fund’s investment policies. The Fund may lend securities to securities brokers and other borrowers.
Under the Program, each of BNYM and Invesco Advisers serves as a securities lending agent for the Fund. To the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board has approved policies and procedures that govern the Fund’s securities lending activities when utilizing an affiliated securities lending agent, such as Invesco Advisers, consistent with the guidance set forth in the no-action letters.
Invesco Advisers serves as a securities lending agent to other clients in addition to the Fund. There are potential conflicts of interest involved in the Fund’s use of Invesco Advisers as an affiliated securities lending agent, including but not limited to: (i) Invesco Advisers as securities lending agent may have an incentive to increase or decrease the amount of securities on loan, lend particular securities, delay or forgo calling securities on loan, or lend securities to less creditworthy borrowers, in order to generate additional fees for Invesco Advisers; and (ii) Invesco Advisers as securities lending agent may have an incentive to allocate loans to clients that would provide more fees to Invesco Advisers. Invesco Advisers seeks to mitigate these potential conflicts of interest by utilizing a lending methodology designed to provide its securities lending clients with equal lending opportunities over time.
In addition, the Adviser renders certain administrative services to the funds that engage in securities lending activities, which include, where applicable: (a) overseeing participation in the Program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal in determining which specific securities are available for loan; (c) monitoring the securities lending agent to ensure that securities loans are effected in accordance with the Adviser’s instructions and with procedures adopted by the Board; (d) monitoring the creditworthiness of the securities lending agent and borrowers to ensure that securities loans are effected in accordance with the Adviser’s risk policies; (e)

preparing appropriate periodic Board reports with respect to securities lending activities; (f) responding to securities lending agent inquiries; and (g) performing such other duties as may be necessary.
Aggregations. The Distributor does not distribute Shares in less than Creation Unit Aggregations. The Distributor will deliver a Prospectus (or a Summary Prospectus) and, upon request, this SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Exchange Act, and a member of the Financial Industry Regulatory Authority (“FINRA”).
The Distributor also may enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Unit Aggregations of the Shares. Such Soliciting Dealers also may be Participating Parties (as defined in “Creation and Redemption of Creation Unit Aggregations” below) and DTC Participants (as defined in “DTC Acts as Securities Depository for Shares” below).
BROKERAGE TRANSACTIONS AND COMMISSIONS ON AFFILIATED TRANSACTIONS
The policies of the Adviser and the Sub-Adviser regarding purchases and sales of securities is to give primary consideration to obtaining the most favorable prices and efficient executions of transactions under the circumstances. Consistent with this policy, when securities transactions are effected on a stock exchange, the Adviser’s and the Sub-Adviser’s policies are to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser and the Sub-Adviser, as applicable, rely upon their experience and knowledge regarding commissions generally charged by various brokers. The sale of Shares by a broker-dealer is not a factor in the selection of broker-dealers.
In seeking to implement its policies, the Adviser or Sub-Adviser, as applicable, effects transactions with those brokers and dealers that the Adviser or Sub-Adviser believes provide the most favorable prices and are capable of providing efficient executions. The Adviser and Sub-Adviser and their affiliates currently do not participate in soft dollar transactions.
The Adviser or Sub-Adviser, as applicable, assumes the general supervision over placing orders on behalf of the Fund for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities by the Fund and one or more other investment companies or clients supervised by the Adviser or Sub-Adviser are considered at or about the same time, the Adviser or the Sub-Adviser, as applicable, allocates transactions in such securities among the Fund, the several investment companies and clients in a manner deemed equitable to all. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund. The primary consideration is prompt execution of orders at the most favorable net price under the circumstances.
Purchases and sales of fixed-income securities for the Fund usually are principal transactions and ordinarily are purchased directly from the issuer or from an underwriter or broker-dealer. The Fund does not usually pay brokerage commissions in connection with such purchases and sales, although purchases of new issues from underwriters of securities typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers typically include a dealer’s mark-up (i.e., a spread between the bid and the ask prices).
When the Fund purchases a newly issued security at a fixed price, the Adviser or Sub-Adviser, as applicable, may designate certain members of the underwriting syndicate to receive compensation associated with that transaction. Certain dealers have agreed to rebate a portion of such compensation directly to the Fund to offset the Fund’s management expenses.
Affiliated Transactions. The Adviser or Sub-Adviser may place trades with Invesco Capital Markets, Inc. (“ICMI”) a broker-dealer with whom it is affiliated, provided the Adviser or Sub-Adviser determines that ICMI's trade execution abilities and costs are at least comparable to those of non-affiliated brokerage firms with which the Adviser or Sub-Adviser could otherwise place similar trades. ICMI receives brokerage commissions in connection with effecting trades for the Fund and, therefore, use of ICMI presents a conflict of interest for the Adviser or Sub-Adviser. Trades placed through ICMI, including the brokerage commissions paid to ICMI, are subject to procedures adopted by the Board.
ADDITIONAL INFORMATION CONCERNING THE TRUST
The Trust is an open-end management investment company registered under the 1940 Act. The Trust was organized as a Delaware statutory trust on November 6, 2007 pursuant to the Declaration of Trust.
The Trust is authorized to issue an unlimited number of shares in one or more series or “funds.” The Board has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval. The Declaration of Trust provides that the assets associated solely with any series shall be held and accounted for separately from the assets of the Trust generally or of any other series, and that liabilities belonging to a particular series shall be enforceable only against the assets belonging to that series and not against the assets of the Trust generally or against the assets belonging to any other series.
Each Share issued by the Fund has a pro rata interest in the assets of the Fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each Share is entitled to participate equally in dividends and other distributions declared by the Board with respect to the Fund, and in the net distributable assets of the Fund on liquidation.
Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds of the Trust vote together as a single class, except as otherwise required by the 1940 Act or if the matter being voted on affects only a particular fund, and, if the matter affects a particular fund differently from other funds, the shares of that fund will vote separately on such matter.
The Trustees may, except in limited circumstances, amend or supplement the Declaration of Trust without shareholder vote. The holders of Shares are required to disclose information on direct or indirect ownership of Shares as may be required to comply with various laws applicable to the Fund, and ownership of Shares may be disclosed by the Fund if so required by law or regulation.
The Trust is not required and does not intend to hold annual meetings of shareholders. Shareholders owning more than 33% of the outstanding Shares of the Trust have the right to call a special meeting to remove one or more Trustees or for any other purpose by written request provided that (1) such request shall state the purposes of such meeting and the matters proposed to be acted on, and (2) the shareholders requesting such meeting shall have paid to the Trust the reasonably estimated cost of preparing and mailing the notice thereof, which the Secretary shall determine and specify to such shareholders.
The Trust’s bylaws require that to the fullest extent permitted by law, including Section 3804 (e) of the Delaware Statutory Trust Act, the Court of Chancery of the State of Delaware or, if such court does not have subject matter jurisdiction thereof, any other court in the State of Delaware with subject matter jurisdiction, shall be the sole and exclusive forum for any shareholder (including a beneficial owner of shares) to bring derivatively or directly (i) any claim, suit, action or proceeding brought on behalf of the Trust, (ii) any claim, suit, action or proceeding asserting a claim for breach of a fiduciary duty owed by any Trustee, officer or employee, if any, of the Trust to the Trust or the Trust’s shareholders, (iii) any claim, suit, action or proceeding asserting a claim against the Trust, its Trustees, officers or employees, if any, arising pursuant to any provision of Delaware statutory or common law, or any federal or state securities law, in each case as amended from time to time, or the Trust’s Declaration of Trust or bylaws; or (iv) any claim, suit, action or proceeding asserting a claim against the Trust, its Trustees, officers or employees, if any, governed by the internal affairs doctrine. Insofar as the Federal securities laws supersede state law, the provisions in the Trust's bylaws related to exclusive forum described herein do not apply to claims brought under the Federal securities laws to the extent that any such federal securities laws, rules or regulations, do not permit such application. The designation of exclusive forum may make it more expensive for a shareholder to bring a suit and may limit a shareholder's ability to litigate a claim in a jurisdiction or forum that may be more convenient and favorable to the shareholder.
The Trust does not have information concerning the beneficial ownership of Shares held by DTC Participants (as defined below).
Shareholders may make inquiries by writing to the Trust, c/o the Distributor, Invesco Distributors, Inc., 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173.
Book Entry Only System. The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Book Entry.”
DTC Acts as Securities Depository for Shares. Shares are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.
DTC, a limited purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE and FINRA. Access to the DTC system also is available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).
Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records DTC maintains (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.
Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such DTC Participant may transmit such notice, statement or communication, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.
Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.
The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.
Proxy Voting. The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to the Adviser or Sub-Adviser, as applicable. The Adviser or Sub-Adviser, as applicable votes such proxies in accordance with its proxy policies and procedures, which are included as Appendix A to this SAI. The Board periodically reviews the Fund’s proxy voting record.
The Trust is required to disclose annually information regarding how the Fund voted proxies related to its portfolio securities on Form N-PX covering the period July 1 through June 30 and to file it with the SEC no later than August 31. The Fund is new; this information for the period from the Fund’s inception through June 30, 2025 will be available at no charge upon request by calling 1-800-983-0903, by writing to the Trust at 3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515, or by visiting www.invesco.com/proxy-voting. The Form N-PX will also be available on the SEC’s website at www.sec.gov. no later than August 31, 2025.
Code of Ethics. Pursuant to Rule 17j-1 under the 1940 Act, the Board has adopted a Code of Ethics for the Trust and approved the Code of Ethics adopted by the Adviser, Sub-Advisers and Distributor (collectively, the “Ethics Code”). The Ethics Code is intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from the person’s employment activities and that actual and potential conflicts of interest are avoided.
The Ethics Code applies to the personal investing activities of Trustees and officers of the Trust, the Adviser, the Sub-Advisers and the Distributor (“Access Persons”). Rule 17j-1 and the Ethics Code are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under the Ethics Code, Access Persons may engage in personal securities transactions, but must report their personal securities transactions for monitoring purposes. The Ethics Code permits personnel subject to the Ethics Code to invest in securities subject to certain limitations, including securities that the Fund may purchase or sell. In addition, certain Access Persons must obtain approval before investing in initial public offerings or private placements. The Ethics Code is on file with the SEC and is available on the EDGAR Database on the SEC’s Internet site at www.sec.gov. The Ethics Code may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov.
CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS
General
The Trust issues and sells Shares only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at the Fund's NAV next determined after receipt of an order in “proper form” (as defined below) on any Business Day. A “Business Day” is any day on which the Exchange is open for business. As of the date of this SAI, the Exchange is closed in observance of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. On days when the Exchange closes earlier than normal, the Fund may require orders to be placed earlier in the day.
The number of Shares that constitute a Creation Unit Aggregation for the Fund is set forth in the Fund’s Prospectus. In its discretion, the Trust reserves the right to increase or decrease the number of Shares that constitutes a Creation Unit Aggregation for the Fund.
Role of the Authorized Participant
The Fund only may issue Creation Units to, or redeem Creation Units from, an authorized participant, referred to herein as an “AP.” To be eligible to place orders for the purchase or redemption of a Creation Unit of the Fund, an AP must have executed a written agreement with the Fund or one of its service providers that allows the AP to place such orders (“Participant Agreement”). In addition, an AP must be a member or participant of a clearing agency that is registered with the SEC. An AP may place orders for the creation or redemption of Creation Units through the clearing process of the Continuous Net Settlement System (the “Clearing Process”) of the National Securities Clearing Corporation (“NSCC”), Euroclear, the Fed Book-Entry System and/or DTC, subject to the procedures set forth in the Participant Agreement. (APs that participate in the Clearing Process are sometimes referred to as a “Participating Party,” and APs that are eligible to utilize the Fed Book Entry System and/or DTC are sometimes referred to as a “DTC Participant.”) Transfers of securities settling through Euroclear or other foreign depositories may require AP access to such facilities.
Pursuant to the terms of its Participant Agreement, an AP will agree, and on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that the AP will make available in advance of each purchase of Shares an amount of cash sufficient to pay the Cash Component, together with the transaction fees described below. An AP acting on behalf of an investor may require the investor to enter into an agreement with such AP with respect to certain matters, including payment of the Cash Component. Investors who are not APs make appropriate arrangements with an AP to submit orders to purchase or redeem Creation Units of the Fund. Investors should be aware that their particular broker may not be a DTC Participant or may not have executed a Participant Agreement and that, therefore, orders to purchase Creation Units may have to be placed by the investor's broker through an AP. In such cases, there may be additional charges to such investor. At any given time, there may be only a limited number of APs. A list of current APs may be obtained from the Distributor. In addition, the Distributor may be appointed as the proxy of the AP and may be granted a power of attorney under the Participant Agreement.
Creations
Portfolio Deposit. The consideration for purchase of a Creation Unit of the Fund generally consists of the in-kind deposit of a portfolio of securities, assets or other positions constituting a substantial replication of the Fund’s portfolio holdings (the “Deposit Securities”) and an amount of cash denominated in U.S. dollars (the “Cash Component”) computed as described below, plus any applicable administrative or other transaction fees, also as discussed below. Together, the Deposit Securities and the Cash Component constitute the “Portfolio Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of the Fund.
The “Cash Component” is an amount equal to the difference between the aggregate NAV of the Shares per Creation Unit and the “Deposit Amount,” which is an amount equal to the total aggregate market value (per Creation Unit) of the Deposit Securities. The Cash Component, which is sometimes called the “Balancing Amount,” serves to compensate for any differences between the NAV per Creation Unit and the Deposit Amount. Payment of any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities are the sole responsibility of the AP purchasing the Creation Unit.
Each business day before the opening of regular trading on the Exchange (usually 9:30 a.m., Eastern Time), the Fund discloses on its website (www.invesco.com/ETFs) the Deposit Securities and/or the amount of the applicable Cash Component to be included in the current Portfolio Deposit (based on information at the end of the previous Business Day) for the Fund. Such Portfolio Deposit is applicable, subject to any adjustments as described below, to effect purchases of Creation Units of the Fund until such time as the next-announced Portfolio Deposit is made available.
The identity and number of shares of the Deposit Securities required for a Portfolio Deposit will change as rebalancing adjustments and corporate action events are reflected within the Fund from time to time by the Adviser or Sub-Adviser with a view to the investment objective of the Fund.
Such adjustments will reflect changes known to the Adviser or Sub-Adviser by the time of determination of the Deposit Securities resulting from stock splits and other corporate actions.
The Adviser expects that the Deposit Securities should correspond pro rata, to the extent practicable, to the securities held by the Fund. However, the Trust reserves the right to permit or require an order containing the substitution of an amount of cash—i.e., a “cash in lieu” amount—to be added, at its discretion, to the Cash Component to replace one or more Deposit Securities. For example, a cash substitution may be permitted or required for any Deposit Security that (i) may not be available in sufficient quantity for delivery, (ii) may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below), (iii) might not be eligible for trading by an AP or the investor on whose behalf the AP is acting, or (iv) in certain other situations at the sole discretion of the Trust. Additionally, the Trust may permit or require the submission of a portfolio of securities or cash that differs from the composition of the published portfolio(s) (a “Custom Order”). The Fund also may permit or require the consideration for Creation Unit Aggregations to consist solely of cash (see “—Cash Creations” below).
Cash Creations. If the Fund permits or requires partial or full cash creations, such purchases shall be effected in essentially the same manner as in-kind purchases. In the case of a cash creation, the AP must pay the same Cash Component required to be paid by an in-kind purchaser, plus the Deposit Amount (i.e., the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, as described in the subsection “—Portfolio Deposit” above).
Trading costs, operational processing costs and brokerage commissions associated with using cash to purchase requisite Deposit Securities will be incurred by the Fund and will affect the value of its Shares; therefore, the Fund may require APs to pay transaction fees to offset brokerage and other costs associated with using cash to purchase the requisite Deposit Securities (see “Creation and Redemption Transaction Fees” below).
Creation Orders
Procedures for Creation of Creation Unit Aggregations. Orders must be transmitted by an AP, in such form and by such transmission method acceptable to the Transfer Agent or Distributor, pursuant to procedures set forth in the Participant Agreement, and such procedures may change from time to time. APs may transfer Deposit Securities in one of two ways: (i) through the Clearing Process (see “Placing Creation Orders Using the Clearing Process”), or (ii) with the Fund “outside” the Clearing Process through the facilities of DTC (see “Placing Creation Orders Outside the Clearing Process”).
All orders to purchase Creation Units, whether through or outside the Clearing Process, must be received by the Transfer Agent and/or Distributor no later than the order cut-off time designated in the Participant Agreement (“Order Cut-Off Time”) on the relevant Business Day in order for the creation of Creation Units to be effected based on the NAV of Shares as determined on such date. With certain exceptions, the Order Cut-Off Time for the Fund, as set forth in the Participant Agreement, usually is the closing time of the regular trading session on the New York Stock Exchange—i.e., ordinarily 4:00 p.m., Eastern time. In the case of Custom Orders, the Order Cut-Off Time is no later than 3:00 p.m., Eastern time. Additionally, on days when the NYSE, the relevant Exchange or the bond markets close earlier than normal, the Trust may require creation orders to be placed earlier in the day. The Business Day on which an order is placed and deemed received is referred to as the “Transmittal Date.”
Orders must be transmitted by an AP by telephone, online portal or other transmission method acceptable to the Transfer Agent and the Distributor. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Transfer Agent, the Distributor or an AP. APs placing creation orders should afford sufficient time to permit proper submission of the order. Orders effected outside the Clearing Process likely will require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected through the Clearing Process. APs placing orders outside the Clearing Process should ascertain all deadlines applicable to DTC and the Federal Reserve Bank wire system. Additional transaction fees may be imposed with respect to transactions effected outside the Clearing Process (see “Creation and Redemption Transaction Fees” below).
A creation order is considered to be in “proper form” if: (i) a properly completed irrevocable purchase order has been submitted by the AP (either on its own or another investor's behalf) not later than the Fund's specified Order Cut-Off Time on the Transmittal Date, and (ii) arrangements satisfactory to the Fund are in place for payment of the Cash Component and any other cash amounts which may be due, and (iii) all other procedures regarding placement of a creation order set forth in the Participant Agreement are properly followed. Special procedures are specific to Custom Orders, as set forth in the Participant Agreement.

All questions as to the number of shares of each security in the Deposit Securities to be delivered, and the validity, form, eligibility (including time of receipt) and acceptance for deposit of any securities to be delivered shall be determined by the Fund, and the Fund’s determination shall be final and binding.
Placing Creation Orders Using the Clearing Process. The Clearing Process is the process of creating or redeeming Creation Unit Aggregations through the Continuous Net Settlement System of the NSCC. Portfolio Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Transfer Agent to transmit, on behalf of the Participating Party, such trade instructions to the NSCC as are necessary to effect the Participating Party's creation order. Pursuant to such trade instructions, the Participating Party agrees to deliver the Portfolio Deposit to the Transfer Agent, together with such additional information as may be required by the Distributor.
Placing Creation Orders Outside the Clearing Process. Portfolio Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement. A DTC Participant who wishes to place a creation order outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation instead will be effected through a transfer of securities and cash directly through DTC.
Acceptance of Creation Orders. The Transfer Agent will deliver to the AP a confirmation of acceptance of a creation order within 15 minutes of the receipt of a submission received in proper form. A creation order is deemed to be irrevocable upon the delivery of the confirmation of acceptance, subject to the conditions below.
The SEC has expressed the view that a suspension of creations that impairs the arbitrage mechanism applicable to the trading of ETF shares in the secondary market is inconsistent with Rule 6c-11 under the 1940 Act. The SEC's position does not prohibit the suspension or rejection of creations in all instances. The Trust reserves the right, to the extent consistent with the provisions of Rule 6c-11 under the 1940 Act, to reject or revoke a creation order transmitted to it by the Distributor in respect of the Fund, including, for example, if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of the Fund; (iii) the Deposit Securities delivered are not as designated for that date by the Custodian; (iv) acceptance of the Portfolio Deposit would, in the opinion of counsel, be unlawful; or (v) there exist circumstances outside the control of the Trust that make it impossible to process creation orders for all practical purposes. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, a sub-adviser, the Distributor, DTC, NSCC, the Federal Reserve, the Transfer Agent, a sub-custodian or any other participant in the creation process, and similar extraordinary events. The Transfer Agent shall notify a prospective purchaser of a Creation Unit (and/or the AP acting on its behalf) of the rejection of such creation order. The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Portfolio Deposits, nor shall any of them incur any liability for the failure to give any such notification.
Issuance of a Creation Unit
Except as provided herein, a Creation Unit will not be issued until the transfer of good title to the Fund of the Deposit Securities and the payment of the Cash Component have been completed.
Notwithstanding the foregoing, the Fund may issue Creation Units to an AP, notwithstanding the fact that the corresponding Portfolio Deposit has not been delivered in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible. To secure such undertaking, the AP must deposit and maintain cash collateral in an amount equal to the sum of (i) the Cash Component, plus (ii) at least 105% of the market value of the undelivered Deposit Securities. In such circumstances, the creation order shall be deemed to be received on the Transmittal Date, provided that (i) such order is placed in proper form prior to the Order Cut-Off Time, and (ii) requisite federal funds in an appropriate amount are delivered by certain deadlines on the contractual settlement date, as set forth in such Participant Agreement (typically,

11:00 a.m., Eastern time on such date for the Fund). If such order is not placed in proper form prior to the Order Cut-Off Time, and/or all other deadlines and conditions set forth in the Participant Agreement relating to such additional deposits are not met, then the order may be deemed to be canceled, and the AP shall be liable to the Fund for losses, if any, resulting therefrom. The Trust may use such collateral at any time to buy Deposit Securities for the Fund, and the AP agrees to accept liability for any shortfall between the cost to the Trust of purchasing such Deposit Securities and the value of the collateral, which may be sold by the Trust at such time, and in such manner, as the Trust may determine in its sole discretion.
Using the Clearing Process. An AP that is a Participating Party is required to transfer to the Transfer Agent: (i) the requisite Deposit Securities expected to be delivered through NSCC, and (ii) the Cash Component, if any, to the Transfer Agent by means of the Trust's Clearing Process. In each case, the delivery must occur by the “regular way” settlement date - i.e., generally, the first Business Day following the Transmittal Date (“T+1”), except as otherwise set forth in the Participant Agreement or as agreed to by a Fund and an AP. At that time, the Transfer Agent shall initiate procedures to transfer the requisite Shares and the Cash Component, if any, through the Clearing Process so as to be received no later than on the “regular way” settlement date (i.e., T+1, except as otherwise set forth in the Participant Agreement or as agreed to by a Fund and an AP).
Outside the Clearing Process. An AP that is a DTC Participant that orders a creation outside the Clearing Process is required to transfer to the Transfer Agent: (i) the requisite Deposit Securities through DTC, and (ii) the Cash Component, if any, through the Federal Reserve Bank wire system. Such Deposit Securities must be received by the Transfer Agent by 11:00 a.m., Eastern time on the “regular way” settlement date (i.e., T+1, except as otherwise set forth in the Participant Agreement or as agreed to by a Fund and an AP), while the Cash Component must be received by 2:00 p.m., Eastern time on that same date. Otherwise, the creation order shall be canceled. For creation units issued principally for cash (see “—Cash Creations” above), the DTC Participant shall be required to transfer the Cash Component through the Federal Reserve Bank wire system to be received by 2:00 p.m., Eastern time on the Contractual Settlement Date (as defined below). At that time, the Transfer Agent shall initiate procedures to transfer the requisite Shares through DTC and the Cash Component, if any, through the Federal Reserve Bank wire system so as to be received by the purchaser generally no later than T+1 (except as otherwise set forth in the Participant Agreement or as agreed to by a Fund and an AP).
Creation and Redemption Transaction Fees
Creation and redemption transactions for the Fund are subject to an administrative fee, payable to BNYM, in the amount listed in the table below, irrespective of the size of the order. As shown in the table below, the administrative fee has a base amount for the Fund; however, BNYM may increase the administrative fee to a maximum of four times the base amount for administration and settlement of non-standard orders requiring additional administrative processing by BNYM. These fees may be changed by the Trust.

Fund	Base Administrative Fee (Payable to BNYM)	Maximum Administrative Fee (Payable to BNYM)
Invesco QQQ Hedged Advantage ETF	$[XX]	$[XX]

Additionally, the Adviser may charge an additional, variable fee (sometimes referred to as a “cash-in-lieu” fee) to the extent the Fund permits or requires APs to create or redeem Creation Units for cash, or otherwise substitute cash for any Deposit Security. Such cash-in-lieu fees are payable to the Fund and are charged to defray the transaction cost to the Fund of buying (or selling) Deposit Securities, to cover spreads and slippage costs and to protect existing shareholders. The cash-in-lieu fees will be negotiated between the Adviser and the AP and may be different for any given transaction, Business Day or AP; however in no instance will such cash-in-lieu fees exceed 2% of the value of a Creation Unit. From time to time, the Adviser, in its sole discretion, may adjust the Fund's cash-in-lieu fees or reimburse APs for all or a portion of the creation or redemption transaction fees.

Redemptions
Shares may be redeemed only by APs at their NAV per Share next determined after receipt by the Distributor of a redemption request in proper form. The Fund will not redeem Shares in amounts less than a Creation Unit. Beneficial Owners of Shares may sell their Shares in the secondary market, but they must accumulate enough Shares to constitute a Creation Unit to redeem those Shares with the Fund. There can be no assurance that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.
Fund Securities. The redemption proceeds for a Creation Unit generally consist of a portfolio of securities (the “Fund Securities”), plus or minus an amount of cash denominated in U.S. dollars (the “Cash Redemption Amount”), representing an amount equal to the difference between the NAV of the Shares being redeemed, as next determined after receipt of a request in proper form, and the total aggregate market value of the Fund Securities, less any applicable administrative or other transaction fees, as discussed above. The Cash Redemption Amount is calculated in the same manner as the Balancing Amount. To the extent that the Fund Securities have a value greater than the NAV of the Shares being redeemed, a Cash Redemption Amount payment equal to the differential is required to be paid by the redeeming shareholder.
Each business day before the opening of regular trading on the Exchange (usually 9:30 a.m., Eastern Time), the Fund discloses the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day, as well as the Cash Redemption Amount. Such Fund Securities and the corresponding Cash Redemption Amount are applicable to effect redemptions of Creation Units of the Fund until such time as the next-announced composition of the Fund Securities and Cash Redemption Amount is made available.
The Adviser expects that the Fund Securities should correspond pro rata, to the extent practicable, to the securities held by the Fund. However, Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Units. The Trust also may provide such redeemer a Custom Order, which, as described above, is a portfolio of securities that differs from the exact composition of the published list of Fund Securities, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV. In addition, the Trust reserves the right to permit or require an amount of cash to be added, at its discretion, to the Cash Redemption Amount to replace one or more Fund Securities (see “—Cash Redemptions” below).
Cash Redemptions. The Fund (as set forth in the Prospectus) may elect to pay out the proceeds of redemptions of Creation Units partially or principally for cash (or through any combination of cash and Fund Securities), as described in the Fund’s Prospectus. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment in an amount equal to the NAV of its Shares next determined after a redemption request is received (less any redemption transaction fees imposed, as specified above).
Redemptions of Shares will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An AP that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144. The AP may request the redeeming beneficial owner of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.
Redemption Requests
Procedures for Redemption of Creation Unit Aggregations. Orders must be transmitted by an AP, in such form and by such transmission method acceptable to the Transfer Agent or Distributor, pursuant to procedures set forth in the Participant Agreement, and such procedures may change from time to time. APs seeking to redeem Shares may transfer Creation Units through the Clearing Process (see “Placing Redemption Requests Using the Clearing Process”) or outside the Clearing Process through the facilities of DTC (see “Placing Redemption Requests Outside the Clearing Process”).
All requests to redeem Creation Units, whether through the Clearing Process, or outside the Clearing Process through DTC or otherwise, must be received by the Distributor no later than the Order Cut-Off Time on the relevant Business Day. As with creation orders, requests for redemption of Custom Orders must be received by 3:00 p.m., Eastern time, and some funds, as set forth in the Participant Agreement, may have different Order Cut-Off Times for redemptions.
A redemption request will be considered to be in “proper form” if (i) a duly completed request form is received by the Distributor from the AP on behalf of itself or another redeeming investor at the specified Order Cut-Off Time, and (ii) arrangements satisfactory to the Fund are in place for the AP to transfer or cause to be transferred to the Fund the Creation Unit of the Fund being redeemed on or before contractual settlement of the redemption request. Special procedures are specific to Custom Orders, as set forth in the Participant Agreement.
As discussed herein, a redeeming investor will pay a transaction fee to offset the Fund’s trading costs, operational processing costs, brokerage commissions and other similar costs incurred in transferring the Fund Securities from its account to the account of the redeeming investor. An entity redeeming Shares in Creation Units outside the Clearing Process may be required to pay a higher transaction fee than would have been charged had the redemption been effected through the Clearing Process. A redeeming investor receiving cash in lieu of one or more Fund Securities may also be assessed a higher transaction fee on the cash in lieu portion. This higher transaction fee will be assessed in the same manner as the transaction fee incurred in purchasing Creation Units.
Placing Redemption Requests Using the Clearing Process. Requests to redeem Creation Units through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement, in such form and by such transmission method acceptable to the Transfer Agent or Distributor, pursuant to procedures set forth in the Participant Agreement.
Placing Redemption Requests Outside the Clearing Process. Orders to redeem Creation Units outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement. A DTC Participant who wishes to place a redemption order outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption instead will be effected through a transfer of Shares directly through DTC.
Acceptance of Redemption Requests. The Transfer Agent will deliver to the AP a confirmation of acceptance of a request to redeem Shares in Creation Units within 15 minutes of the receipt of a submission received in proper form. A redemption order is deemed to be irrevocable upon the delivery of the confirmation of acceptance.
The right of redemption may be suspended or the date of payment postponed (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares or determination of the Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.
Issuance of Fund Securities
To the extent contemplated by a Participant Agreement, in the event an AP has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the closing time of the regular trading session on the Exchange on the date such redemption request is submitted, the Distributor will nonetheless accept the redemption request in reliance on the undertaking by the AP to deliver the missing Shares as soon as possible, which undertaking shall be secured by the AP's delivery and maintenance of collateral consisting of cash having a value at least equal to 105% of the value of the missing Shares. The Trust may use such collateral at any time to purchase the missing Shares and will subject the AP to liability for any shortfall between the cost of the Fund acquiring such Shares and the value of the collateral, which may be sold by the Trust at such time, and in such manner, as the Trust may determine in its sole discretion.
Using the Clearing Process. An AP that is a Participating Party is required to transfer to the Transfer Agent: (i) the requisite Shares, and (ii) the Cash Redemption Amount, if any, to the Transfer Agent by means of the Trust's Clearing Process. In each case, the delivery must occur by the “regular way” settlement date (i.e., T+1, except as otherwise set forth in the Participant Agreement or as agreed to by a Fund and an AP). At that time, the Transfer Agent shall initiate procedures to transfer the requisite Fund Securities and the Cash Redemption Amount, if any, through the Clearing Process so as to be received no later than on the “regular way” settlement date (i.e., T+1, except as otherwise set forth in the Participant Agreement or as agreed to by a Fund and an AP).
Outside the Clearing Process. An AP that is a DTC Participant making a redemption request outside the Clearing Process is required to transfer to the Transfer Agent: (i) the requisite Shares through DTC, and (ii) the Cash Redemption Amount, if any, through the Federal Reserve Bank wire system. Such Shares and Cash Redemption Amount must be received by the Transfer Agent by 11:00 a.m., Eastern time on the Contractual Settlement Date. At that time, the Transfer Agent shall initiate procedures to transfer the requisite Fund Securities through DTC and the Cash Redemption Amount, if any, through the Federal Reserve Bank wire system so as to be received generally no later than T+1 (except as otherwise set forth in the Participant Agreement or as agreed to by a Fund and an AP).
Regular Holidays
Notwithstanding the foregoing, the Fund may effect deliveries of Creation Units and Fund Securities on a basis other than T+1 (or as otherwise set forth in the Participant Agreement or as agreed to by the Fund and an AP) in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions on a T+1 basis (or as otherwise set forth in the Participant Agreement or as agreed to by the Fund and an AP) is subject, among other things, to the condition that, in the time between the order date and the delivery date, there are no days that are holidays in an applicable foreign market. For every occurrence of one or more such intervening holidays that are not holidays observed in the U.S., the redemption settlement cycle will be extended by the number of such intervening holidays. In addition, the proclamation of new holidays, the treatment by market participants of certain days as "informal holidays" (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays or changes in local securities delivery practices, and/or other unforeseeable closings in a foreign market due to emergencies also may prevent the Fund from delivering securities within the normal settlement period. However, in no case will the Fund take more than 15 days after the receipt of the redemption request to deliver such securities to an AP.
TAXES
The following is a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.
This section is based on the Code and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.
The following is provided as general information only and is not tax advice. All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.

Taxation of the Fund
The Fund has elected and intends to qualify each year as a “regulated investment company” (sometimes referred to as a “RIC”) under Subchapter M of the Code. If the Fund qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (i.e., generally, taxable interest, dividends, net short-term capital gains and other taxable ordinary income net of expenses without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gains over net short-term capital losses) that it distributes.
Qualification as a RIC. In order to qualify for treatment as a RIC, the Fund must satisfy the following requirements:
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Distribution Requirement—the Fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (certain distributions made by the Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement).
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Income Requirement—the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (“QPTPs”).
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Asset Diversification Test—the Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, collectively, in the securities of QPTPs.
In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements. See “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments. In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test, which may have a negative impact on the Fund’s income and performance. In lieu of potential disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.
The Fund may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. However, the Fund intends to make cash distributions for each taxable year in an aggregate amount that is sufficient to satisfy the Distribution Requirement without taking into account its use of equalization accounting. If the IRS determines that the Fund’s allocation is improper and/or that such Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax.
If for any taxable year the Fund does not qualify as a RIC, all of its taxable income (including its net capital gain) would be subject to tax at the corporate income tax rate without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a RIC thus would have a negative impact on the Fund’s income and performance. Subject to savings provisions for certain inadvertent failures to satisfy the Income Requirement or Asset Diversification Test which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Fund will not qualify as a RIC in any given tax year. Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of the Fund as a RIC if it determines such a course of action to be beneficial to shareholders.
Portfolio turnover. For investors that hold Shares in a taxable account, a high portfolio turnover rate may result in higher taxes. This is because a fund with a high turnover rate may accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable fund with a low turnover rate. Any such higher taxes would reduce the Fund’s after-tax performance. See “Taxation of Fund Distributions—Capital gain dividends” below.
For non-U.S. investors, any such acceleration of the recognition of capital gains that results in more short-term and less long-term capital gains being recognized by the Fund may cause such investors to be subject to increased U.S. withholding taxes. See “Foreign Shareholders—U.S. withholding tax at the source” below. For ETFs, in-kind redemptions are the primary redemption mechanism and, therefore, the Fund may be less likely to sell securities in order to generate cash for redeeming shareholders, which a mutual fund might do. This provides a greater opportunity for ETFs to defer the recognition of gain on appreciated securities which it may hold thereby reducing the distribution of capital gains to its shareholders. Actively managed funds tend to have higher portfolio turnovers than funds that track an index.
Capital loss carryovers. The capital losses of the Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. If the Fund has a “net capital loss” (that is, capital losses in excess of capital gains), the excess (if any) of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Any net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Fund. An ownership change generally results when shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate, thereby reducing the Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund’s shareholders could result from an ownership change. The Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond the Fund’s control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change.
Deferral of late year losses. The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year, which may change the timing, amount, or characterization of Fund distributions (see “Taxation of Fund Distributions—Capital gain dividends” below). A “qualified late year loss” includes:
(i) any net capital loss incurred after October 31 of the current taxable year, or, if there is no such loss, any net long-term capital loss or any net short-term capital loss incurred after October 31 of the current taxable year (post-October capital losses), and

(ii) the sum of (1) the excess, if any, of (a) specified losses incurred after October 31 of the current taxable year, over (b) specified gains incurred after October 31 of the current taxable year and (2) the excess, if any, of (a) ordinary losses incurred after December 31 of the current taxable year, over (b) the ordinary income incurred after December 31 of the current taxable year.
The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary income” mean other ordinary losses and income that are not described in the preceding sentence.
Undistributed capital gains. The Fund may retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute net capital gains. If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the corporate income tax rate. If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain and will increase the tax basis for its Shares by an amount equal to the deemed distribution less the tax credit.
Federal excise tax. To avoid a 4% non-deductible excise tax, the Fund must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year, and (3) any prior year undistributed ordinary income and capital gain net income. The Fund may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year which is after the beginning of the Fund’s taxable year. Also, the Fund will defer any “specified gain” or “specified loss” which would be properly taken into account for the portion of the calendar after October 31. Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year. Generally, the Fund may make sufficient distributions to avoid liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided. In addition, under certain circumstances temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay an excise tax.
Purchase of Shares. As a result of tax requirements, the Trust, on behalf of the Fund, has the right to reject an order to purchase Shares if the purchaser (or group of purchasers acting in concert with each other) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares and if, pursuant to Sections 351 and 362 of the Code, the Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.
Foreign income tax. Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source, and the amount of tax withheld generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries that entitle the Fund to a reduced rate of, or exemption from, tax on such income. Some countries require the filing of a tax reclaim or other forms to receive the benefit of the reduced tax rate; whether or when the Fund will receive the tax reclaim is within the control of the individual country. Information required on these forms may not be available such as shareholder information; therefore, the Fund may not receive the reduced treaty rates or potential reclaims. Other countries have conflicting and changing instructions and restrictive timing requirements which may cause the Fund not to receive the reduced treaty rates or potential reclaims. Other countries may subject capital gains realized by the Fund on sale or disposition of securities of that country to taxation. These and other factors may make it difficult for the Fund to determine in advance the effective rate of tax on its investments in certain countries. Under certain circumstances, the Fund may elect to pass-through certain eligible foreign income taxes paid by the Fund to shareholders, although it reserves the right not to do so. If the Fund makes such an election and obtains a refund of foreign taxes paid by the Fund in a prior year, the Fund may be eligible to reduce the amount of foreign taxes reported to its shareholders, generally by the amount of the foreign taxes refunded, for the year in which the refund is received. Certain foreign taxes imposed on the Fund’s investments, such as a foreign financial transaction tax, may not be creditable against U.S. income tax liability or eligible for pass through by the Fund to its shareholders.
Taxation of Fund Distributions. The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by the Fund will be treated in the manner described below regardless of whether such distributions are paid in cash or reinvested in additional Shares of the Fund (or of another Fund). You will receive information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.
Distributions of ordinary income. The Fund receives income generally in the form of dividends and/or interest on its investments. The Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Fund’s earnings and profits. In the case of a fund whose strategy includes investing in stocks of corporations, a portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates.
Capital gain dividends. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her Shares. In general, the Fund will recognize long-term capital gain or loss on the sale or other disposition of assets it has owned for more than one year, and short-term capital gain or loss on investments it has owned for one year or less. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) that are properly reported by the Fund to shareholders as capital gain dividends generally will be taxable to a shareholder receiving such distributions as long-term capital gain. Long-term capital gain rates applicable to individuals are 0%, 15% or 20% depending on the nature of the capital gain and the individual’s taxable income. Distributions of net short-term capital gains for a taxable year in excess of net long-term capital losses for such taxable year generally will be taxable to a shareholder receiving such distributions as ordinary income.
Qualified dividend income for individuals. Ordinary income dividends reported as derived from qualified dividend income will be taxed in the hands of individuals and other noncorporate shareholders at the rates applicable to long-term capital gain. Qualified dividend income means dividends paid to the Fund (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. Both the Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Income derived from investments in derivatives, fixed-income securities, U.S. REITs, PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income. If the qualifying dividend income received by the Fund is equal to 95% (or a greater percentage) of the Fund’s gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.
Qualified REIT dividends. Under the Tax Cuts and Jobs Act “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are treated as eligible for a 20% deduction by noncorporate taxpayers. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). Proposed regulations issued by the IRS, which can be relied upon currently, enable the Fund to pass through the special character of “qualified REIT dividends”. The amount of a RIC’s dividends eligible for the 20%

deduction for a taxable year is limited to the excess of the RIC’s qualified REIT dividends for the taxable year over allocable expenses. A noncorporate shareholder receiving such dividends would treat them as eligible for the 20% deduction, provided the shareholder meets certain holding period requirements for its shares in the RIC (i.e., generally, RIC shares must be held by the shareholder for more than 45 days during the 91-day period beginning on the date that is 45 days before the date on which the shares become ex-dividend with respect to such dividend).
Corporate dividends-received deduction. Ordinary income dividends reported to Fund shareholders as derived from qualified dividends from domestic corporations will qualify for the 50% dividends-received deduction generally available to corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. Income derived by the Fund from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.
Return of capital distributions. Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his or her Shares; any excess will be treated as gain from the sale of his or her Shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his or her Shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Shares. Return of capital distributions can occur for a number of reasons including, among others, the Fund overestimates the income to be received from certain investments such as those classified as partnerships or equity REITs. See “Tax Treatment of Portfolio Transactions—Investments in U.S. REITs.”
Impact of realized but undistributed income and gains, and net unrealized appreciation of portfolio securities. At the time of your purchase of Shares, the price of the Shares may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable and would be taxed as either ordinary income (some portion of which may be taxed as qualified dividend income) or capital gain unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. The Fund may be able to reduce the amount of such distributions by utilizing its capital loss carryovers, if any.
Pass-through of foreign tax credits. If more than 50% of the value of the Fund’s total assets at the end of a fiscal year is invested in foreign securities, or if the Fund is a qualified fund of funds (i.e., a fund at least 50% of the value of the total assets of which, at the close of each quarter of the taxable year, is represented by interests in other RICs), the Fund may elect to “pass-through” the amount of foreign income tax paid by the Fund (the Foreign Tax Election) in lieu of deducting such amount in determining its investment company taxable income.
Pursuant to the Foreign Tax Election, shareholders will be required: (i) to include in gross income, even though not actually received, their respective pro rata shares of the foreign income tax paid by the Fund that are attributable to any distributions they receive; and (ii) either to deduct their pro rata share of foreign tax in computing their taxable income or to use it (subject to various Code limitations) as a foreign tax credit against federal income tax (but not both). No deduction for foreign tax may be claimed by a noncorporate shareholder who does not itemize deductions or who is subject to the alternative minimum tax. Shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by the Fund due to certain limitations that may apply. The Fund reserves the right not to pass-through the amount of foreign income taxes paid by the Fund. Additionally, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits. See “Tax Treatment of Portfolio Transactions—Securities lending” below.
Tax credit bonds. If the Fund holds, directly or indirectly, one or more “tax credit bonds” (including build America bonds, clean renewable energy bonds and qualified tax credit bonds) on one or more applicable dates during a taxable year, the Fund may elect to permit its shareholders to claim a tax credit on their income tax returns equal to each shareholder’s proportionate share of tax credits from the applicable bonds that otherwise would be allowed to the Fund. In such a case, shareholders must include in gross income (as interest) their proportionate share of the income attributable to their proportionate share of those offsetting tax credits. A shareholder’s ability to claim a tax credit associated with one or more tax credit bonds may be subject to certain limitations imposed by the Code. (Under the Tax Cuts and Jobs Act, the build America bonds, clean renewable energy bonds and certain other qualified bonds may no longer be issued after December 31, 2017.) Even if the Fund is eligible to pass-through tax credits, the Fund may choose not to do so.
U.S. government interest. Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by the Fund. Income on investments by the Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., GNMA or FNMA obligations), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.
Dividends declared in October, November or December and paid in January. Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.
Medicare tax. A 3.8% Medicare tax is imposed on net investment income earned by certain individuals, estates and trusts. “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Fund and net gains from taxable dispositions of Shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case). This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return. Net investment income does not include exempt-interest dividends.
Sale of Shares. A shareholder will recognize gain or loss on the sale of Shares in an amount equal to the difference between the proceeds of the sale and the shareholder’s adjusted tax basis in the shares. If you held your Shares as a capital asset, the gain or loss that you realize will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.
Taxes on purchase and redemption of Creation Units. An AP that exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase (plus any cash received by the AP as part of the issue) and the AP’s aggregate basis in the securities surrendered (plus any cash paid by the AP as part of the issue). An AP that exchanges Creation Units for equity securities generally will recognize a gain or loss equal to the difference between the AP’s basis in the Creation Units (plus any cash paid by the AP as part of the redemption) and the aggregate market value of the securities received (plus any cash received by the AP as part of the redemption). The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.
Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less, assuming that such Creation Units are held as a capital asset.
Because the Fund redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.
Tax basis information. A shareholder’s cost basis information will be provided on the sale of any of the shareholder’s Shares, subject to certain exceptions for exempt recipients. Please contact the broker (or other nominee) that holds your Shares with respect to reporting of cost basis and available elections for your account.
Wash sale rule. All or a portion of any loss so recognized may be deferred under the wash sale rules if the shareholder purchases other shares of the Fund within 30 days before or after the sale. Any loss disallowed under these rules will be added to your tax basis in the new Shares.
Sales at a loss within six months of purchase. Any loss incurred on a sale of Shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those Shares.
Reportable transactions. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.
Tax Treatment of Portfolio Transactions. Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to the Fund. This section should be read in conjunction with the discussion above under “Investment Restrictions” and “Investment Strategies and Risks” for a detailed description of the various types of securities and investment techniques that apply to the Fund.
In general. In general, gain or loss recognized by the Fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.
Certain fixed-income investments. Gain recognized on the disposition of a debt obligation purchased by the Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the Fund held the debt obligation unless the Fund made a current inclusion election to accrue market discount into income as it accrues. If the Fund purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the Fund generally is required to include in gross income each year the portion of the original issue discount that accrues during such year. Therefore, the Fund’s investment in such securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, the Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Shares.
Investments in debt obligations that are at risk of or in default present tax issues for the Fund. Tax rules are not entirely clear about issues such as whether and to what extent the Fund should recognize market discount on a debt obligation, when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent the Fund may take deductions for bad debts or worthless securities and how the Fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by the Fund in order to ensure that it distributes sufficient income to preserve its status as a RIC.
Options, futures, forward contracts, swap agreements and hedging transactions. In general, option premiums received by the Fund are not immediately included in the income of the Fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by the Fund is exercised and the Fund sells or delivers the underlying stock, the Fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the Fund minus (b) the Fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by the Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of the Fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the Fund is greater or less than the amount paid by the Fund (if any) in terminating the transaction. Thus, for example, if an option written by the Fund expires unexercised, the Fund generally will recognize short-term gain equal to the premium received.
The tax treatment of certain futures contracts entered into by the Fund, as well as listed non-equity options written or purchased by the Fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities), may be governed by section 1256 of the Code (section 1256 contracts). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (60/40), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by the Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked-to-market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.
In addition to the special rules described above in respect of options and futures transactions, the Fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by the Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether the Fund has made sufficient distributions and otherwise satisfied the relevant requirements to maintain its qualification as a RIC and avoid a fund-level tax.
Certain of the Fund’s investments in derivatives and foreign currency-denominated instruments, and the Fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If the Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a RIC. If the Fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Foreign currency transactions. The Fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease the Fund’s ordinary income distributions to you, and may cause some or all of the Fund’s previously distributed income to be classified as a return of capital. In certain cases, the Fund may make an election to treat such gain or loss as capital.
PFIC investments. The Fund may invest in securities of foreign companies that may be classified under the Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, the Fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the Fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by the Fund. Foreign companies are not required to identify themselves as PFICs. Due to various complexities in identifying PFICs, the Fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the Fund to make a mark-to-market election. If the Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains.
Investments in non-U.S. REITs. While non-U.S. REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by the Fund in a non-U.S. REIT may subject the Fund, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. The Fund’s pro rata share of any such taxes will reduce the Fund’s return on its investment. The Fund’s investment in a non-U.S. REIT may be considered an investment in a PFIC, as discussed above in “Tax Treatment of Portfolio Transactions—PFIC investments.”
Additionally, foreign withholding taxes on distributions from the non-U.S. REIT may be reduced or eliminated under certain tax treaties, as discussed above in “Taxation of the Fund—Foreign income tax.” Also, the Fund in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-U.S. REIT under rules similar to those in the United States which tax foreign persons on gain realized from dispositions of interests in U.S. real estate.
Investments in U.S. REITs. A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders. Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to the Fund will be treated as long-term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT’s cash flow may exceed its taxable income. The equity U.S. REIT, and in turn the Fund, may distribute this excess cash to shareholders in the form of a return of capital distribution. However, if a U.S. REIT is operated in a manner that fails to qualify as a REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at the corporate income tax rate without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT’s current and accumulated earnings and profits. Also, see “Tax Treatment of Portfolio Transactions—Investment in taxable mortgage pools (excess inclusion income)” and “Foreign Shareholders—U.S. withholding tax at the source” with respect to certain other tax aspects of investing in U.S. REITs.
Investment in taxable mortgage pools (excess inclusion income). Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of the Fund’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a real estate mortgage investment conduit (“REMIC”) or equity interests in a “taxable mortgage pool” (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a RIC will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to tax on UBTI) is a record holder of a share in a RIC, then the RIC will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the corporate income tax rate. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. There can be no assurance that the Fund will not allocate to shareholders excess inclusion income.
These rules are potentially applicable to the Fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT. It is unlikely that these rules will apply to a fund that has a non-REIT strategy.
Investments in partnerships and QPTPs. For purposes of the Income Requirement, income derived by the Fund from a partnership that is not a QPTP will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the Fund. While the rules are not entirely clear with respect to the Fund investing in a partnership outside a master-feeder structure, for purposes of testing whether the Fund satisfies the Asset Diversification Test, the Fund generally is treated as owning a pro rata share of the underlying assets of a partnership. See “Taxation of the Fund—Qualification as a RIC.” In contrast, different rules apply to a partnership that is a QPTP. A QPTP is a partnership (a) the interests in which are traded on an established securities market, (b) that is treated as a partnership for federal income tax purposes, and (c) that derives less than 90% of its income from sources that satisfy the Income Requirement (e.g., because it invests in commodities). All of the net income derived by the Fund from an interest in a QPTP will be treated as qualifying income, but the Fund may not invest more than 25% of its total assets in one or more QPTPs. However, there can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year. Any such failure to annually qualify as a QPTP might, in turn, cause the Fund to fail to qualify as a RIC. Although, in general, the passive loss rules of the Code do not apply to RICs, such rules do apply to the Fund with respect to items attributable to an interest in a QPTP. Fund investments in partnerships, including in QPTPs, may result in the Fund being subject to state, local or foreign income, franchise or withholding tax liabilities.
If a Master Limited Partnership ("MLP") is treated as a partnership for U.S. federal income tax purposes (whether or not a QPTP), all or a portion of the dividends received by the Fund from the MLP likely will be treated as a return of capital for U.S. federal income tax purposes because of accelerated deductions available with respect to the activities of such MLPs. Further, because of these accelerated deductions, on the disposition of interests in such an MLP, the Fund likely will realize taxable income in excess of economic gain with respect to those MLP interests (or if the Fund does not dispose of the MLP, the Fund could realize taxable income in excess of cash flow with respect to the MLP in a later period), and the Fund must take such income into account in determining whether the Fund has satisfied its Distribution Requirement. The Fund may have to borrow or liquidate securities to satisfy its Distribution Requirement and to meet its redemption requests, even though investment considerations might otherwise make it undesirable for the Fund to sell securities or borrow money at such time. In addition, any gain recognized, either upon the sale of the Fund’s MLP interest or sale by the MLP of property held by it, including in excess of economic gain thereon, treated as so-called “recapture income,” will be treated as ordinary income. Therefore, to the extent the Fund invests in MLPs, fund shareholders might receive greater amounts of distributions from the Fund taxable as ordinary income than they otherwise would in the absence of such MLP investments.
Although MLPs are generally expected to be treated as partnerships for U.S. federal income tax purposes, some MLPs may be treated as PFICs or “regular” corporations for U.S. federal income tax purposes. The treatment of particular MLPs for U.S. federal income tax purposes will affect the extent to which the Fund can invest in MLPs and will impact the amount, character, and timing of income recognized by the Fund.
Investments in convertible securities. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder’s exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt (e.g., an ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt. Dividends received may be qualified dividend income and eligible for the corporate dividends-received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount principles. A change in the conversion ratio or conversion price of a convertible security on account of a dividend paid to the issuer's other shareholders may result in a deemed distribution of stock to the holders of the convertible security equal to the value of their increased interest in the equity of the issuer.
Thus, an increase in the conversion ratio of a convertible security can be treated as a taxable distribution of stock to a holder of the convertible security (without a corresponding receipt of cash by the holder) before the holder has converted the security.
Securities lending. While securities are loaned out by the Fund, the Fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of federal income taxation for individuals on qualified dividends income, if otherwise available, nor the 50% dividends received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest may not qualify for the pass-through of foreign tax credits to shareholders. Additionally, in the case of the Fund with a strategy of investing in tax-exempt securities, any payments made “in lieu of” tax-exempt interest will be considered taxable income to the Fund, and thus, to the investors, even though such interest may be tax-exempt when paid to the borrower.
Tax Certification and Backup Withholding. Tax certification and backup withholding tax laws may require that you certify your tax information when you become an investor in the Fund. For U.S. citizens and resident aliens, this certification is made on IRS Form W-9. Under these laws, the Fund must withhold a portion of your taxable distributions and sales proceeds unless you:
●
provide your correct Social Security or taxpayer identification number;
●
certify that this number is correct;
●
certify that you are not subject to backup withholding; and
●
certify that you are a U.S. person (including a U.S. resident alien).

The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting.
Non-U.S. investors have special U.S. tax certification requirements. See “Foreign Shareholders—Tax certification and backup withholding.”
Foreign Shareholders. Shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships (foreign shareholder), may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Taxation of a foreign shareholder depends on whether the income from the Fund is “effectively connected” with a U.S. trade or business carried on by such shareholder.
U.S. withholding tax at the source. If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions to such shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution, subject to certain exemptions including those for dividends reported as:
●
exempt-interest dividends paid by the Fund from its net interest income earned on municipal securities;
●
capital gain dividends paid by the Fund from its net long-term capital gains (other than those from disposition of a U.S. real property interest), unless you are a nonresident alien present in the United States for a period or periods aggregating 183 days or more during the calendar year; and
●
interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends.
The Fund may report interest-related dividends or short-term capital gain dividends, but reserves the right not to do so. Additionally, the Fund’s reporting of interest-related dividends or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints. Moreover, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Shares, will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.
Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.
Amounts reported as capital gain dividends (a) that are attributable to certain capital gain dividends received from a qualified investment entity (“QIE”) (generally defined as either (i) a U.S. REIT or (ii) a RIC classified as a “U.S. real property holding corporation” or which would be if the exceptions for holding 5% or less of a class of publicly traded shares or an interest in a domestically controlled QIE did not apply), or (b) that are realized by the Fund on the sale of a “U.S. real property interest” (including gain realized on the sale of shares in a QIE other than one that is domestically controlled), will not be exempt from U.S. federal income tax and may be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) if the Fund by reason of having a REIT strategy is classified as a QIE. If the Fund is so classified, foreign shareholders owning more than 5% of the Fund’s shares may be treated as realizing gain from the disposition of a U.S. real property interest, causing Fund distributions to be subject to U.S. withholding tax at the corporate income tax rate, and requiring the filing of a nonresident U.S. income tax return. In addition, if the Fund is classified as a QIE, anti-avoidance rules apply to certain wash sale transactions. Namely, if the Fund is a domestically-controlled QIE and a foreign shareholder disposes of the Fund’s shares prior to the Fund paying a distribution attributable to the disposition of a U.S. real property interest and the foreign shareholder later acquires an identical stock interest in a wash sale transaction, the foreign shareholder may still be required to pay U.S. tax on the Fund’s distribution. Also, the sale of Shares, if classified as a “U.S. real property holding corporation,” could also be considered a sale of a U.S. real property interest with any resulting gain from such sale being subject to U.S. tax as income “effectively connected with a U.S. trade or business.”
Income effectively connected with a U.S. trade or business. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of Shares will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.
Tax certification and backup withholding. Foreign shareholders may have special U.S. tax certification requirements to avoid backup withholding (at a rate of 24%) and, if applicable, to obtain the benefit of any income tax treaty between the foreign shareholder’s country of residence and the United States. To claim these tax benefits, the foreign shareholder must provide a properly completed Form W-8BEN (or other Form W-8, where applicable, or their substitute forms) to establish his or her status as a non-U.S. investor, to claim beneficial ownership over the assets in the account, and to claim, if applicable, a reduced rate of or exemption from withholding tax under the applicable treaty. A Form W-8BEN provided without a U.S. taxpayer identification number remains in effect for a period of three years beginning on the date that it is signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information given on the form incorrect, and the shareholder must then provide a new W-8BEN to avoid the prospective application of backup withholding. Forms W-8BEN with U.S. taxpayer identification numbers remain valid indefinitely, or until the investor has a change of circumstances that renders the form incorrect and necessitates a new form and tax certification. Certain payees and payments are exempt from backup withholding.
Foreign Account Tax Compliance Act (“FATCA”). Under FATCA, the Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions (“FFI”) or non-financial foreign entities (“NFFE”). After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). The FATCA withholding tax generally can be avoided: (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reporting information relating to them. The U.S. Treasury has negotiated intergovernmental agreements (“IGAs”) with certain countries and is in various stages of negotiations with a number of other foreign countries with respect to one or more alternative approaches to implement FATCA.
An FFI can avoid FATCA withholding if it is deemed compliant or by becoming a “participating FFI,” which requires the FFI to enter into a U.S. tax compliance agreement with the IRS under section 1471(b) of the Code (FFI agreement) under which it agrees to verify, report and disclose certain of its U.S. accountholders and meet certain other specified requirements. The FFI will either report the specified information about the U.S. accounts to the IRS, or, to the government of the FFI’s country of residence (pursuant to the terms and conditions of applicable law and an applicable IGA entered into between the U.S. and the FFI's country of residence), which will, in turn, report the specified information to the IRS. An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.
An NFFE that is the beneficial owner of a payment from the Fund can avoid the FATCA withholding tax generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner. The NFFE will report the information to the Fund or other applicable withholding agent, which will, in turn, report the information to the IRS.
Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in the Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. Non-U.S. investors should consult their own tax advisors regarding the impact of these requirements on their investment in the Fund. The requirements imposed by FATCA are different from, and in addition to, the U.S. tax certification rules to avoid backup withholding described above. Shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation.
U.S. estate tax. Transfers by gift of Shares by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to Shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to an estate with assets of $60,000).
Local Tax Considerations. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation.
* * * * *
The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Shares should consult their own tax advisors as to the tax consequences of investing in Shares, including under federal, state, local and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Code, regulations, judicial authority, and administrative interpretations in effect on the date hereof, all of which are subject to change, which change may be retroactive. Changes in any applicable authority could materially affect the conclusions discussed above, possibly retroactively, and such changes often occur.
DETERMINATION OF NAV
The NAV for the Fund will be calculated and disseminated daily on each day that the NYSE is open for trading. The Custodian normally calculates the Fund’s NAV as of the regularly scheduled close of business of the NYSE (normally 4:00 p.m., Eastern time). The Fund’s NAV is based on prices at the time of closing. U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments in a particular market or exchange. NAV is calculated by deducting all of the Fund’s liabilities from the total value of its assets and then dividing the result by the number of Shares outstanding, rounding to the nearest cent. Generally, the portfolio securities are recorded in the NAV no later than the trade date plus one day. In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are readily available and reliable are valued at market value. The Trust’s Board has designated the Adviser to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available and reliable in accordance with the Valuation Procedures, subject to the Board’s oversight.
Securities listed or traded on an exchange (except convertible securities) generally are valued at the last trade price or official closing price that day as of the close of the exchange where the security primarily trades. Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business day NAV per share, whereas securities of investment companies that are exchange-traded are valued at the last trade price or official closing price on the exchange on which they primarily trade. Deposits, other obligations of U.S. and non-U.S. banks and financial institutions, and cash equivalents are valued at their daily account value. Fixed income securities (including convertible securities) normally are valued on the basis of prices provided by independent pricing services. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but the Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they principally trade. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services. Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures. Foreign exchange-traded equity securities are valued at their market value if market quotations are available and reliable. The Adviser may use various pricing services to obtain market quotations as well as fair value prices. The Adviser may discontinue the use of any pricing service at any time.
At times, a listed security’s market price may not be readily available. Moreover, even when market quotations are available for a security, they may be stale or unreliable. A security’s last market quotation may become stale because, among other reasons, (i) the security is not traded frequently, (ii) the security ceased trading before its exchange closed; (iii) market or issuer-specific events occurred after the security ceased trading; or (iv) the passage of time between when the security’s trading market closes and when the Fund calculates its NAV caused the quotation to become stale. A security’s last market quotation may become unreliable because of (i) certain issuer- or security-specific events, including a merger or insolvency, (ii) events which affect a geographical area or an industry segment, such as political events or natural disasters, or (iii) market events, such as a significant movement in the U.S. market. When a security’s market price is not readily available, or the Adviser determines, in its judgment, that such price is stale or unreliable, the Adviser will value the security at fair value in good faith using the Valuation Procedures. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used.
If the Fund holds securities that are primarily traded on foreign markets, the value of such securities may change on days that are not business days of the Fund. Because the NAV of the Shares is only determined on business days of the Fund, the value of such foreign securities may change on days when you are not able to purchase or sell Shares. If, between the time trading ends on one or more securities and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of one or more securities unreliable in the Adviser’s judgment, the Adviser may fair value the security. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the prices is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Fair value pricing involves subjective judgments, and fair value pricing methods may change from time to time. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.
Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security. There is no assurance that the Fund could sell a portfolio security for the value established for it at any time, and it is possible that the Fund would incur a loss if a security is sold at a discount to its established value.
Additional information regarding the current NAV per share of the Fund can be found at www.invesco.com/ETFs.

DIVIDENDS AND OTHER DISTRIBUTIONS
The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Other Distributions and Taxes.”
Generally, dividends from net investment income, if any, are declared and paid [ ] by the Fund.
Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.
Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of the Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Fund.
Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of Shares for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables.
MISCELLANEOUS INFORMATION
Counsel. Stradley Ronon Stevens & Young, LLP, located at 191 North Wacker Drive, Suite 1601, Chicago, Illinois 60606, and 2000 K Street, NW, Suite 700, Washington, D.C. 20006, serves as legal counsel to the Trust.
Independent Registered Public Accounting Firm. [ ], located at [ ], serves as the Fund’s independent registered public accounting firm. [ ] has been retained to audit the Fund’s annual financial statements and assists in the preparation and/or review of the Fund’s federal and state income tax returns.
FINANCIAL STATEMENTS
The Fund has not yet commenced operations and therefore has no performance history or financial information as of the date of this SAI. The audited financial statements for the Fund will appear in the Trust’s Form N-CSR filed with the SEC and on the Fund’s website when available. When available, you may request a copy of the Fund’s financial statements at no charge by calling 800.983.0903 during normal business hours.

APPENDIX A

Invesco’s Policy Statement on Global Corporate Governance and Proxy Voting
Effective January 2025
Contents

I.	Introduction	A-1
A.	Our Approach to Proxy Voting	A-1
B.	Applicability of Policy	A-2

II.	Global Proxy Voting Operational Procedures	A-2
A.	Oversight and Governance	A-2
B.	The Proxy Voting Process	A-3
C.	Retention and Oversight of Proxy Service Providers	A-3
D.	Disclosures and Recordkeeping	A-4
E.	Market and Operational Limitations	A-5
F.	Securities Lending	A-6
G.	Conflicts of Interest	A-6
H.	Voting Funds of Funds	A-7
I.	Review of Policy	A-7

III.	Our Good Governance Principles	A-8
A.	Transparency	A-8
B.	Accountability	A-9
C.	Board Composition and Effectiveness	A-11
D	Capitalization	A-14
E.	Environmental, Social and Governance Risk Oversight	A-15
F.	Executive Compensation and Performance Alignment	A-16
	Exhibit A	A-17
I.
Introduction
Invesco Ltd. and its wholly owned investment adviser subsidiaries (collectively, “Invesco,” the “Company,” “our” or “we”) have adopted and implemented this Policy Statement on Global Corporate Governance and Proxy Voting (this “Global Proxy Voting Policy” or “Policy”), which we believe describes policies and procedures reasonably designed to assure proxy voting matters are conducted in the best interests of our clients.
A.
Our Approach to Proxy Voting
Invesco understands proxy voting is an integral aspect of the investment management services it provides to clients. As an investment adviser, Invesco has a fiduciary duty to act in the best interests of our clients. Where Invesco has been delegated the authority to vote proxies with respect to securities held in client portfolios, we exercise such authority in the manner we believe best serves the interests of such clients and their investment objectives. We recognize that proxy voting is an important tool that enables us to drive shareholder value.

A summary of our global operational procedures and governance structure is included in Part II of this Policy. Invesco’s good governance principles, which are included in Part III of this Policy, and our internal proxy voting guidelines are both principles and rules, and cover topics that typically appear on voting ballots. Invesco’s investment teams retain ultimate authority to vote proxies. Given the complexity of proxy issues across our clients’ holdings globally, our investment teams consider many factors when determining how to cast votes. We seek to evaluate and make voting decisions that favor proxy proposals and governance practices that, in our view, promote long-term shareholder value.
B.
Applicability of Policy
Invesco’s investment teams vote proxies on behalf of Invesco-sponsored funds and both fund and non-fund advisory clients that have explicitly granted Invesco authority in writing to vote proxies on their behalf. In the case of institutional or sub-advised clients, Invesco will vote the proxies in accordance with this Policy unless the client agreement specifies that the client retains the right to vote or has designated a named fiduciary to direct voting. This Policy is implemented by all entities listed in Exhibit A, except as noted below. Due to regional or asset class-specific considerations, certain entities may have local proxy voting guidelines or policies and procedures that differ from this Policy. In the event local policies and this Policy differ, the local policy will apply. These entities subject to local policies are listed in Exhibit A and include Invesco Asset Management (Japan) Limited, Invesco Asset Management (India) Pvt. Ltd., Invesco Taiwan Limited, Invesco Real Estate Management S.à r.l. and Invesco Capital Markets, Inc. for Invesco Unit Investment Trusts.
Where our passively managed strategies and certain other client accounts managed in accordance with fixed income, money market and index strategies (including exchange-traded funds) (referred to as “passively managed accounts”) hold the same investments as our actively managed equity funds, voting decisions with respect to those accounts generally follow the voting decisions made by the largest active holder of the equity shares. Invesco refers to this approach as “Majority Voting.” This process of Majority Voting seeks to ensure that our passively managed accounts benefit from the engagement and deep dialogue of our active investment teams, which can benefit shareholders in passively managed accounts. Invesco will generally apply the majority holder’s vote instruction to these passively managed accounts. Where securities are held only in passively managed accounts and not owned in our actively managed accounts, the proxy will be generally voted in line with this Policy and internal proxy voting guidelines. Notwithstanding the above, investment teams of our passively managed accounts retain full discretion over proxy voting decisions to individually evaluate a specific proxy proposal or override Majority Voting and vote the shares as they determine to be in the best interest of those accounts, absent certain types of conflicts of interest which are discussed elsewhere in this Policy. To the extent our investment teams believe a specific proxy proposal requires enhanced analysis or if it is not covered by this Policy or internal guidelines, our investment teams will evaluate such proposal and execute the voting decision.
II.
Global Proxy Voting Operational Procedures
Invesco’s global proxy voting operational procedures (the “Procedures”) are in place to implement the provisions of this Policy. Invesco aims to vote all proxies for which it has voting authority in accordance with this Policy, as implemented by the Procedures outlined in this Section II. It is the responsibility of Invesco’s Proxy Voting and Governance team to maintain and facilitate the review of the Procedures annually.
A.
Oversight and Governance
Oversight of the proxy voting process is provided by the Proxy Voting and Governance team and the Global Invesco Proxy Advisory Committee (“Global IPAC”). For some clients, third parties (e.g., U.S. fund boards) and internal sub-committees also provide oversight of the proxy voting process.
Guided by its philosophy that investment teams should manage proxy voting, Invesco has created the Global IPAC. The Global IPAC is an investments-driven committee comprising representatives from various investment management teams. Representatives from Invesco’s Legal, Compliance, Risk, ESG and Government Affairs departments may also participate in Global IPAC meetings. The Director of Proxy Voting and Governance chairs the committee. The Global IPAC provides a forum for investment teams, in accordance with this Policy, to:
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monitor, understand and discuss key proxy issues and voting trends within the Invesco complex;
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assist Invesco in meeting regulatory obligations;
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review votes not aligned with our good governance principles; and
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consider conflicts of interest in the proxy voting process.
In fulfilling its responsibilities, the Global IPAC meets as necessary (but no less than semi-annually) and has the following responsibilities and functions: (i) acts as a key liaison between the Proxy Voting and Governance team and investment teams to assure compliance with this Policy; (ii) provides insight on market trends as it relates to stewardship practices; (iii) monitors proxy votes that present potential conflicts of interest; and (iv) reviews and provides input, at least annually, on this Policy and related internal procedures and recommends any changes to this Policy based on, but not limited to, Invesco’s experience, evolving industry practices, or developments in applicable laws or regulations. In addition, when necessary, the Global IPAC Conflict of Interest Sub-committee makes voting decisions on proxies that require an override of this Policy due to an actual or perceived conflict of interest. The Global IPAC reviews Global IPAC Conflict of Interest Sub-committee voting decisions.
B.
The Proxy Voting Process
At Invesco, investment teams execute voting decisions through our proprietary voting platform and are supported by the Proxy Voting and Governance team and a dedicated technology team. Invesco’s proprietary voting platform streamlines the proxy voting process by providing our global investment teams with direct access to proxy meeting materials, including ballots, Invesco’s internal proxy voting guidelines and recommendations, as well as proxy research and vote recommendations issued by Proxy Service Providers (as such term is defined in Part C below). Votes executed on Invesco’s proprietary voting platform are transmitted to our proxy voting agent electronically and are then delivered to the respective designee for tabulation.
Invesco’s Proxy Voting and Governance team monitors whether we have received proxy ballots for shareholder meetings in which we are entitled to vote. This involves coordination among various parties in the proxy voting ecosystem, including, but not limited to, our proxy voting agent, custodians and ballot distributors. If necessary, we may choose to escalate a matter in accordance with our internal procedures to facilitate our ability to exercise our right to vote.
Our proprietary systems facilitate internal control and oversight of the voting process. To facilitate the casting of votes in an efficient manner, Invesco may choose to pre-populate and leverage the capabilities of these proprietary systems to automatically submit votes based on internal proxy voting guidelines. If necessary, votes may be cast by Invesco or via the Proxy Service Providers Web platform at our direction.
C.
Retention and Oversight of Proxy Service Providers
Invesco has retained two independent third-party proxy voting service providers to provide proxy support globally: Institutional Shareholder Services Inc. (“ISS”) and Glass Lewis (“GL”). In addition to ISS and GL, Invesco may retain certain local proxy service providers to access regionally specific research (such local proxy service providers, collectively with ISS and GL, “Proxy Service Providers”). The services may include one or more of the following: providing a comprehensive analysis of each voting item and interpretations of each voting item based on Invesco’s internal proxy voting guidelines; and providing assistance with the administration of the proxy process and certain proxy voting-related functions, including, but not limited to, operational, reporting and recordkeeping services.
While Invesco may take into consideration the information and recommendations provided by the Proxy Service Providers, including recommendations based upon Invesco’s internal proxy voting guidelines and recommendations provided to such Proxy Service Providers, Invesco’s investment teams retain full and independent discretion with respect to proxy voting decisions.
Updates to previously issued proxy research reports and recommendations may be provided to incorporate newly available information or additional disclosure provided by an issuer regarding a matter to be voted on, or to correct factual errors that may result in the issuance of revised proxy vote recommendations. Invesco’s Proxy Voting and Governance team periodically monitors for these research alerts issued by Proxy Service Providers that are shared with our investment teams.
Invesco performs extensive initial and ongoing due diligence on the Proxy Service Providers it engages globally. Invesco conducts annual due diligence meetings as part of its ongoing due diligence. The topics included in these annual due diligence meetings include material changes in service levels, leadership and control, conflicts of interest, methodologies for formulating vote recommendations, operations, and research personnel, among other topics. In addition, Invesco monitors and communicates with the Proxy Service Providers throughout the year and monitors their compliance with Invesco’s performance and policy standards.
As part of our annual policy development process, Invesco may engage with other external proxy and governance experts to understand market trends and developments. These meetings provide Invesco with an opportunity to assess the Proxy Service Providers’ capabilities, conflicts of interest and service levels, as well as provide investment professionals with direct insight into the Proxy Service Providers’ stances on key corporate governance and proxy topics and their policy framework/methodologies.
Invesco completes a review of the System and Organizational Controls (“SOC”) Reports for Proxy Service Providers to confirm the related controls were in place and to provide reasonable assurance that the related controls operated effectively.
D.
Disclosures and Recordkeeping
Unless otherwise required by local or regional requirements, Invesco maintains voting records for at least seven (7) years. Invesco makes its proxy voting records publicly available in compliance with regulatory requirements and industry best practices in the regions below:
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In accordance with the U.S. Securities and Exchange Commission (“SEC”) regulations, Invesco will file a record of all proxy voting activity for the prior 12 months ending June 30th for each U.S. registered fund. In addition, Invesco, as an institutional manager that is required to file Form 13F, will file a record of its votes on certain executive compensation (“say on pay”) matters. The proxy voting filings will generally be made on or before August 31st of each year and are available on the SEC’s website at www.sec.gov. In addition, each year, the Form N-PX proxy voting records for Invesco mutual funds’ and closed-end funds’, and Invesco ETF’s are made available on Invesco’s website here.
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To the extent applicable, the U.S. Employee Retirement Income Security Act of 1974, as amended (“ERISA”), including Department of Labor regulations and guidance thereunder, provide that the named fiduciary generally should be able to review not only the investment adviser’s voting procedure with respect to plan-owned stock, but also the actions taken in individual proxy voting situations. In the case of institutional and sub-advised clients, clients may contact their client service representative to request information about how Invesco voted proxies on their behalf. Absent specific contractual guidelines, such requests may be made on a semi-annual basis.
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In the UK and Europe, Invesco publicly discloses our proxy votes monthly in compliance with the UK Stewardship Code here. Additionally, in accordance with the European Shareholder Rights Directive and the European Fund and Asset Management Association Stewardship Code, Invesco publishes an annual report on implementation of our engagement policies, including a general description of voting behavior, an explanation of the most significant votes and the use of proxy voting advisors.
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In Canada, Invesco publicly discloses a record of all proxy voting activity for the prior 12 months ending June 30th for each Invesco Canada registered mutual fund and ETF. In compliance with the

National Instrument 81-106 Investment Fund Continuous Disclosure, the proxy voting records will generally be made available on or before August 31st of each year here.
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In Japan, Invesco publicly discloses our proxy votes annually in compliance with the Japan Stewardship Code here.
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In India, Invesco publicly discloses our proxy votes quarterly here in compliance with The Securities and Exchange Board of India (“SEBI”) Circular on stewardship code for all Mutual Funds and all categories of Alternative Investment Funds in relation to their investment in listed equities. SEBI has implemented principles on voting for Mutual Funds through circulars dated March 15, 2010, March 24, 2014, and March 5, 2021, which prescribed detailed mandatory requirements for Mutual Funds in India to disclose their voting policies and actual voting by Mutual Funds on different resolutions of investee companies.
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In Hong Kong, Invesco Hong Kong Limited will provide proxy voting records upon request in compliance with the Securities and Futures Commission Principles of Responsible Ownership.
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In Taiwan, Invesco publicly discloses our proxy voting policy and proxy votes annually in compliance with Taiwan’s Stewardship Principles for Institutional Investors here.
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In Australia, Invesco publicly discloses a summary of its proxy voting record annually here.
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In Singapore, Invesco Asset Management Singapore Ltd. will provide proxy voting records upon request in compliance with the Singapore Stewardship Principles for Responsible Investors.
Invesco may engage Proxy Service Providers to make available or maintain certain required proxy voting records in accordance with the above stated applicable regulations. Separately managed account clients that have authorized Invesco to vote proxies on their behalf will receive proxy voting information with respect to those accounts upon request. Certain other clients may obtain information about how we voted proxies on their behalf by contacting their client service representative or advisor. Invesco does not publicly disclose voting intentions in advance of shareholder meetings.
E.
Market and Operational Limitations
In the great majority of instances, Invesco will vote proxies. However, in certain circumstances, Invesco may refrain from voting where the economic or other opportunity costs of voting exceed any benefit to clients. Moreover, ERISA fiduciaries must not subordinate the economic interests of plan participants and beneficiaries to unrelated objectives when voting proxies or exercising other shareholder rights. These matters are left to the discretion of the relevant investment team. Such circumstances could include, for example:
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Certain countries impose temporary trading restrictions, a practice known as “share blocking.” This means that once the shares have been voted, the shareholder does not have the ability to sell the shares for a certain period of time, usually until the day after the conclusion of the shareholder meeting. Unless a client directs otherwise, Invesco generally refrains from voting proxies at companies or in markets where share blocking applies. In some instances, Invesco may determine that the benefit to the client(s) of voting a specific proxy outweighs the client’s temporary inability to sell the shares.
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Some companies require a representative to attend shareholder meetings in person to vote a proxy or issuer-specific additional documentation, certification or the disclosure of beneficial owner details to vote. Invesco may determine that the costs of sending a representative or submitting additional documentation, including power of attorney documentation, or disclosures outweigh the benefit of voting a particular proxy.
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Invesco may not receive proxy materials from the relevant fund or custodian used by our clients with sufficient time and information to make an informed independent voting decision.
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Invesco held shares on the record date but has sold them prior to the meeting date.

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Although Invesco uses reasonable efforts to vote a proxy, proxies may not be accepted or may be rejected for various reasons, including due to changes in the agenda for a shareholder meeting for which Invesco does not have sufficient notice, when certain custodians used by our clients do not offer a proxy voting in a jurisdiction, or due to operational issues experienced by third parties involved in the process or by an issuer or sub-custodian.
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Additionally, despite the best efforts of Invesco and its proxy voting agent, there may be instances where our votes may not be received or properly tabulated by an issuer or an issuer’s agent. Invesco will generally endeavor to vote and maintain any paper ballots received provided they are delivered in a timely manner ahead of the vote deadline.
F.
Securities Lending
Invesco’s funds may participate in a securities lending program. In circumstances where funds’ shares are on loan, the voting rights of those shares are transferred to the borrower. If the security in question is on loan as part of a securities lending program, Invesco may determine that the vote is material to the investment, and therefore, the benefit to the client of voting a particular proxy outweighs the economic benefits of securities lending. In those instances, Invesco may determine to recall securities that are on loan prior to the meeting record date, so we will be entitled to vote those shares. For example, for certain actively managed funds, the lending agent has standing instructions to systematically recall all securities on loan for Invesco to vote the proxies on those previously loaned shares. There may be instances where Invesco may be unable to recall shares or may choose not to recall shares. Such circumstances may include instances when Invesco does not receive timely notice of the meeting, or when Invesco deems the opportunity for a fund to generate securities lending revenue outweighs the benefits of voting at a specific meeting. The relevant investment team will make these determinations.
G.
Conflicts of Interest
There may be occasions where voting proxies may present a perceived or actual conflict of interest between Invesco, as investment adviser, and one or more of Invesco’s clients or vendors.
Firm-Level Conflicts of Interest
A conflict of interest may exist if Invesco has a material business relationship with either the company soliciting a proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. Such relationships may include, among others, a client relationship, serving as a vendor whose products/services are material or significant to Invesco, serving as a distributor of Invesco’s products, or serving as a significant research provider or broker to Invesco.
Invesco identifies potential conflicts of interest based on a variety of factors, including, but not limited, to the materiality of the relationship between the issuer or its affiliates to Invesco.
Material firm-level conflicts of interests are identified by individuals and groups within Invesco globally using criteria established by the Proxy Voting and Governance team. These criteria are monitored and updated periodically by the Proxy Voting and Governance team so up-to-date information is available when conducting conflicts checks. Operating procedures and associated governance are designed to seek to assure conflicts of interest are appropriately considered ahead of voting proxies. The Global IPAC Conflict of Interest Sub-committee maintains oversight of the process. Companies identified as conflicted will be voted in line with the principles below as implemented by Invesco’s internal proxy voting guidelines. To the extent an investment team disagrees with the Policy, our processes and procedures seek to assure that justifications and rationales are fully documented and presented to the Global IPAC Conflict of Interest Sub-committee for approval by a majority vote.
As an additional safeguard, persons from Invesco’s marketing, distribution and other customer-facing functions may not serve on the Global IPAC. For the avoidance of doubt, Invesco may not consider Invesco Ltd.’s pecuniary interest when voting proxies on behalf of clients. To avoid any appearance of a conflict of interest, Invesco will not vote proxies issued by Invesco Ltd. that are held in client accounts.

Personal Conflicts of Interest
A conflict also may exist where an Invesco employee has a known personal or business relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships. Under Invesco’s Global Code of Conduct, Invesco entities and individuals must act in the best interests of clients and must avoid any situation that gives rise to an actual or perceived conflict of interest.
All Invesco personnel with proxy voting responsibilities are required to report any known personal or business conflicts of interest regarding proxy issues with which they are involved. In such instances, the individual(s) with the conflict will be excluded from the decision-making process relating to such issues.
H.
Voting Funds of Funds
Funds of funds holdings can create various special situations for proxy voting, including operational challenges in certain markets. The scenarios below set out examples of how Invesco votes funds of funds:
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When required by law or regulation, shares of an Invesco fund held by other Invesco funds will be voted in the same proportion as the votes of external shareholders of the underlying fund. If such proportional voting is not operationally possible, Invesco will not vote the shares.
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When required by law or regulation, shares of an unaffiliated registered fund held by one or more Invesco funds will be voted in the same proportion as the votes of external shareholders of the underlying fund. If such proportional voting is not operationally possible, Invesco will not vote the shares.
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For U.S. funds of funds where proportional voting is not required by law or regulation, shares of Invesco funds held by other Invesco funds generally will be voted in the same proportion as the votes of external shareholders of the underlying fund. If such proportional voting is not operationally possible, Invesco will vote in line with internal proxy voting guidelines. Investment teams retain full discretion over proxy voting decisions for funds of funds where proportional voting is not required by law or regulation and may choose to vote differently.
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For U.S. funds of funds where proportional voting is not required by law or regulation, shares of unaffiliated registered funds held by one or more Invesco funds generally will be voted in the same proportion as the votes of external shareholders of the underlying fund. If such proportional voting is not operationally possible, Invesco will vote in line with internal proxy voting guidelines. Investment teams retain full discretion over proxy voting decisions for funds of funds where proportional voting is not required by law or regulation and may choose to vote differently.
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Non-U.S. funds of funds will not be voted proportionally due to operational limitations. The applicable Invesco entity will vote in line with its local policies, as indicated in Exhibit A. If no local policies exist, Invesco will vote non-U.S. funds of funds in line with the firm level conflicts of interest process described above.
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Where client or proprietary accounts are invested directly in shares issued by Invesco affiliates and Invesco has proxy voting authority, shares will be voted in the same proportion as the votes of external shareholders of the underlying holding. If proportional voting is not possible, the shares will be voted in line with a Proxy Service Provider’s recommendation.
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Unless it decides to solicit investor instructions, Invesco shall not vote the shares of an Invesco fund held by a fund, client or proprietary account managed by Invesco Canada Ltd.
I.
Review of Policy
It is the responsibility of the Global IPAC to review this Policy and the internal proxy voting guidelines annually to consider whether any changes are warranted. This annual review seeks to assure this Policy and the internal proxy voting guidelines remain consistent with clients’ best interests, regulatory requirements, local market standards and best practices. Further, this Policy and our internal proxy voting guidelines are reviewed at least annually by various departments within Invesco to seek to ensure that they remain consistent with Invesco’s views on best practice in corporate governance and long-term investment stewardship.
III.
Our Good Governance Principles
Invesco’s good governance principles outline our views on best practice in corporate governance and long-term investment stewardship. These principles have been developed by our global investment teams in collaboration with the Proxy Voting and Governance team and various departments internally. The broad philosophy and guiding principles in this section inform our approach to long-term investment stewardship and proxy voting. The principles and positions reflected in this Policy are designed to guide Invesco’s investment professionals in voting proxies; they are not intended to be exhaustive or prescriptive.
Our investment teams retain full discretion on vote execution in the context of our good governance principles and internal proxy voting guidelines, except where otherwise specified in this Policy. The final voting decisions may consider the unique circumstances affecting companies, regional best practices and any dialogue we have had with company management. As a result, different investment teams may vote differently on particular proxy votes for the same company. To the extent investment teams choose to vote a proxy in a way that is not aligned with the principles below, rationales are fully documented.
When evaluating proxy issues and determining how to cast our votes, Invesco’s investment teams may engage with companies in advance of shareholder meetings, and throughout the year. These meetings can be joint efforts between our global investment professionals.
The following guiding principles apply to proxy voting with respect to operating companies. We apply a separate approach to open-end and closed-end investment companies and unit investment trusts. Where appropriate, these guidelines may be supplemented by additional internal guidance that considers regional variations in best practices, company disclosure and region-specific voting items. Invesco may vote on proposals not specifically addressed by these principles or guidelines based on an evaluation of a proposal’s likelihood to enhance long-term shareholder value.
Our good governance principles are organized around six broad pillars:
A.
Transparency
We expect companies to provide accurate, timely and complete information that enables investors to make informed investment decisions and effectively carry out their stewardship activities. Invesco supports the highest standards in corporate transparency and believes that these disclosures should be made available ahead of the voting deadlines for an annual general meeting or special meeting to allow for timely review and decision-making.
Financial reporting: Company accounts and reporting must accurately reflect the underlying economic position of a company. Arrangements that may constitute an actual or perceived conflict with this objective should be avoided.
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We will generally support proposals to accept the annual financial statements, statutory accounts and similar proposals. However, if these reports are not presented in a timely manner or significant issues are identified regarding their integrity (e.g., the external auditor’s opinion is absent or qualified), we will generally review the matter on a case-by-case basis.
External auditor ratification and audit fees:
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We will generally not support the ratification of the independent auditor and/or ratification of their fees payable if non-audit fees exceed audit and audit related fees or if there are significant auditing controversies or questions regarding the independence of the external auditor. We will consider an auditor’s length of service as a company’s independent auditor in applying this policy.
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We will generally vote against the incumbent audit committee chair, or nearest equivalent, where the non-audit fees paid to the independent auditor exceed audit fees for two consecutive years or other problematic accounting practices are identified such as fraud, misapplication of audit standards or persistent material weaknesses/deficiencies in internal controls over financial reporting.
Other business: Generally, we vote against proposals to transact other business matters where disclosure is insufficient and we are not given the opportunity to review and understand what issues may be raised.
Related-party transactions: Invesco will vote all related party transactions on a case-by-case basis. The vote analysis will consider the following factors, among others:
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disclosure of the transaction details must be full and transparent (such as details of the related parties and of the transaction subject, timeframe, pricing, potential conflicts of interest, and other terms and conditions);
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the transaction must be fair and appropriate, with a sound strategic rationale;
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the company should provide an independent opinion either from the supervisory board or an external financial adviser;
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minority shareholders’ interests should be protected; and
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the transactions should be on an arm’s length basis.
Routine business items and formalities: Invesco generally votes non-contentious routine business items and formalities as recommended by the issuer’s management and board of directors. Routine business items and formalities generally include proposals to:
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accept or approve a variety of routine reports; and
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approve provisionary financial budgets and strategy for the current year.
B.
Accountability
Robust shareholder rights and strong board oversight help ensure that management adhere to the highest standards of ethical conduct, are held to account for poor performance and responsibly deliver value creation for stakeholders over the long term. We encourage companies to adopt governance features that ensure board and management accountability. In particular, we consider the following as key mechanisms for enhancing accountability to investors:
One share one vote: Voting rights are an important tool for investors to hold boards and management teams accountable. Unequal voting rights may limit the ability of investors to exercise their stewardship obligations.
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We generally do not support proposals that establish or perpetuate dual classes of voting shares, double voting rights or other means of differentiated voting or disproportionate board nomination rights.
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We generally support proposals to decommission differentiated voting rights.
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Where unequal voting rights are established, we expect these to be accompanied by reasonable safeguards to protect minority shareholders’ interests.
Anti-takeover devices: Mechanisms designed to prevent or delay takeover attempts may unduly limit the accountability of boards and management teams to shareholders.
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We generally will not support proposals to adopt antitakeover devices such as poison pills. Exceptions may be warranted at entities without significant operations and to preserve the value of net operating losses carried forward or where the applicability of the pill is limited in scope and duration.
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In addition, we will generally not support capital authorizations or amendments to corporate articles or bylaws at operating companies that may be utilized for antitakeover purposes, for example, the authorization of classes of shares of preferred stock with unspecified voting, dividend, conversion or other rights (“blank check” authorizations).
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We generally support proposals for the removal of anti-takeover provisions.
Shareholder rights: We support the rights of shareholders to hold boards and management teams accountable for company performance. We generally support best-practice-aligned proposals to enhance shareholder rights.
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Proxy access: Within the US market, we generally vote for management and shareholder proposals for proxy access that employ guidelines reflecting the SEC framework for proxy access with the following provisions:
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Ownership threshold: at least three percent (3%) of the voting power;
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Ownership duration: at least three (3) years of continuous ownership for each member of the nominating group;
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Aggregation: minimal or no limits on the number of shareholders permitted to form a nominating group; and
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Cap: cap on nominees of one (1) director or twenty-five percent (25%) of the board, whichever is higher.
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Shareholder ability to call special meetings: Generally, we vote for management and shareholder proposals that provide shareholders with the ability to call special meetings with a minimum threshold of 10% but not greater than 25%. We will not support proposals to prohibit shareholders’ right to call special meetings.
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Shareholder ability to act by written consent: Generally, assess shareholder proposals that provide shareholders with the ability to act by written consent case-by-case taking into account the following factors, among other things:
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Shareholders’ current right to call special meetings; and
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Investor ownership structure.
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Supermajority vote requirements: Generally, vote against proposals to require a supermajority shareholder vote. We will vote for management and shareholder proposals to reduce supermajority vote requirements, in favor of a simple majority threshold. Lowering this requirement can democratize corporate governance and facilitate a more fair and dynamic decision-making that empowers and represents a wider shareholder base; especially for key corporate actions such as mergers, changes in control, or proposals to amend or repeal a portion of a company’s articles of incorporation.
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Bundling of proposals: It is our view that the bundling of multiple proposals or articles amendments in one single voting item restricts shareholders’ ability to express their views, with an all-or-nothing vote. We generally oppose such proposals unless all bundled resolutions are deemed acceptable and conducive of long-term shareholder value.
Virtual shareholder meetings: Companies should hold their annual or special shareholder meetings in a manner that best serves the needs of its shareholders and the company. Shareholders should have an opportunity to participate in such meetings. Shareholder meetings provide an important mechanism by which shareholders provide feedback or raise concerns without undue censorship and hear from the board and management.
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We will generally support management proposals seeking to allow for the convening of hybrid shareholder meetings (allowing shareholders the option to attend and participate either in person or through a virtual platform).

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Management or shareholder proposals that seek to authorize the company to hold virtual-only meetings (held entirely through virtual platform with no corresponding in-person physical meeting) will be assessed on a case-by-case basis. Companies have a responsibility to provide strong justification and establish safeguards to preserve comparable rights and opportunities for shareholders to participate virtually as they would have during an in-person meeting. Invesco will consider, among other things, a company’s practices, jurisdiction and disclosure, including the items set forth below:
i.
meeting procedures and requirements are disclosed in advance of a meeting detailing the rationale for eliminating the in-person meeting;
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clear and comprehensive description of which shareholders are qualified to participate, how shareholders can join the virtual-only meeting, how and when shareholders submit and ask questions either in advance of or during the meeting;
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disclosure regarding procedures for questions received during the meeting, but not answered due to time or other restrictions; and
iv.
description of how shareholder rights will be protected in a virtual-only meeting format including the ability to vote shares during the time the polls are open.
C.
Board Composition and Effectiveness
Voting on director nominees in uncontested elections
Definition of independence: Invesco considers local market definitions of director independence, but applies a proprietary standard for assessing director independence considering a director’s status as a current or former employee of the business, any commercial or consulting relationships with the company, the level of shares beneficially owned or represented and familial relationships, among others.
Board and committee independence: The board of directors, board committees and regional equivalents should be sufficiently independent from management, substantial shareholders and conflicts of interest. We consider local market practices in this regard and in general we look for a balance across the board of directors. Above all, we like to see signs of robust challenge and discussion in the boardroom.
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We will generally vote against one or more non-independent directors when a board is less than majority independent, but we will take into account local market practice with regards to board independence in limited circumstances where this standard is not appropriate.
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We will generally vote against non-independent directors serving on the audit committee.
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We will generally vote against non-independent directors serving on the compensation committee.
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We will generally vote against non-independent directors serving on the nominating committee.
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In relation to the board, compensation committee and nominating committee we will consider the appropriateness of significant shareholder representation in applying this policy. This exception will generally not apply to the audit committee.
Independent Board Chair: It is our view that independent board leadership generally enhances management accountability to investors. Companies deviating from this best practice should provide a strong justification and establish safeguards to ensure that there is independent oversight of a board’s activities (e.g., by appointing a lead or senior independent director with clearly defined powers and responsibilities).
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We will generally vote against the incumbent nominating committee chair, or nearest equivalent, where the board chair is not independent unless a lead independent or senior director is appointed.
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We will review shareholder proposals requesting that the board chair be an independent director on a case-by-case basis, taking into account several factors, including, but not limited to, the presence of a lead independent director and a sufficiently independent board, a sound governance structure with no record of recent material governance failures or controversies, and sound financial performance. Invesco will also positively consider less disruptive proposals that will enter into force at the subsequent leadership transition.
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We will generally not vote against a CEO or executive serving as board chair solely on the basis of this issue, however, we may do so in instances where we have significant concerns regarding a company’s corporate governance, capital allocation decisions and/or compensation practices.
Attendance and over boarding: Director attendance at board and committee meetings is a fundamental part of their responsibilities and provides efficient oversight for the company and its investors. In addition, directors should not have excessive external board or managerial commitments that may interfere with their ability to execute the duties of a director.
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We will generally vote against or withhold votes from directors who attend less than 75% of board and committee meetings for two consecutive years. We expect companies to disclose any extenuating circumstances, such as health matters or family emergencies, that would justify a director’s low attendance, in line with good practices.
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We will generally vote against directors who have more than four total mandates at public operating companies, if their attendance is below 75% of all board and committee meetings in the year under review, or if material governance failures have been identified. We apply a lower threshold for directors with significant commitments such as executive positions and chairmanships.
Diversity: In our view, an effective board should be comprised of directors with a mix of skills, experience, tenure, and industry expertise together with a diverse profile of individuals of different genders, ethnicities, race, culture, age, perspectives and backgrounds. The board should reflect the diversity of the workforce, customers, and the communities in which a business operates. In our view, greater diversity in the boardroom contributes to robust challenge and debate, avoids groupthink, fosters innovation, and provides competitive advantage to companies. We consider diversity at the board level, within the executive management team and in the succession pipeline.
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In markets where there are regulatory expectations, listing standards or minimum quotas for board diversity, Invesco will generally apply the same expectations. In all other markets, we will generally vote against the incumbent nominating committee chair of a board, or nearest equivalent, where a company failed to demonstrate improvements are being made to diversity practices for three or more consecutive years, recognizing that building a qualified and diverse board takes time.
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It is our view that an individual board’s nominating committee is best positioned to determine whether director term limits would be an appropriate measure to help achieve these goals and, if so, the nature of such limits. Invesco generally opposes proposals to limit the tenure of outside directors through mandatory retirement ages.
Director term limits and retirement age: It is important for a board of directors to examine its membership regularly with a view to ensuring that the board is effective, and the company continues to benefit from a diversity of director viewpoints and experience. As stated above, an individual board’s nominating committee is best positioned to determine whether director term limits or establishing a mandatory retirement age would be an appropriate measure to help achieve these goals and, if so, the nature of such limits. Therefore, Invesco generally opposes shareholder proposals to limit the tenure of board directors or to impose a mandatory retirement age.
Responsiveness: Boards should respond to investor concerns in a timely fashion, including reasonable requests to engage with company representatives regarding such concerns, and address matters that receive significant voting dissent at general meetings of shareholders.
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We will generally vote against the incumbent chair of the governance committee, or nearest equivalent, in cases where the board has not adequately responded to items receiving significant voting opposition from shareholders at an annual or extraordinary general meeting.
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We will generally vote against the incumbent chair of the governance committee, or nearest equivalent, where the board has not adequately responded to a shareholder proposal which has received significant support from shareholders.
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We will generally vote against the incumbent chair of the compensation committee, or nearest equivalent, if there are significant ongoing concerns with a company’s compensation practices that have not been addressed by the committee or egregious concerns with the company’s compensation practices for two consecutive years.
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We will generally vote against the incumbent compensation committee chair, or nearest equivalent, where there are ongoing concerns with a company’s compensation practices and there is no opportunity to express dissatisfaction by voting against an advisory vote on executive compensation, remuneration report (or policy) or nearest equivalent.
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Where a company has not adequately responded to engagement requests from Invesco or satisfactorily addressed issues of concern, we may oppose director nominations, including, but not limited to, nominations for the lead independent director and/or committee chairs.
Director indemnification: Invesco recognizes that individuals may be reluctant to serve as corporate directors if they are personally liable for all related lawsuits and legal costs. As a result, reasonable limitations on directors’ liability can benefit a company and its shareholders by helping to attract and retain qualified directors while preserving recourse for shareholders in the event of misconduct by directors. Invesco will evaluate shareholder proposals to amend directors’ indemnification and exculpation provisions on a case-by-case basis.
Discharge of directors: We will generally support proposals to ratify the actions of the board of directors, supervisory board and/or executive decision-making bodies, provided there are no material oversight failures and legal controversies, or other wrongdoings in the relevant fiscal year – committed or yet to be confirmed. When such oversight concerns are identified, we will consider a company’s response to any issues raised and may vote against ratification proposals instead of, or in addition to, director nominees.
Director election process: Board members should generally stand for election annually and individually.
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We will generally support proposals requesting that directors stand for election annually.
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We will generally vote against the incumbent governance committee chair or nearest equivalent, if a company has a classified board structure that is not being phased out. We may make exceptions to this guideline in regions where market practice is for directors to stand for election on a staggered basis.
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We will generally support shareholder proposals to repeal a classified board and elect all directors annually.
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When a board is presented for election as a slate (e.g., shareholders are unable to vote against individual nominees and must vote for or against the entire nominated slate of directors) and this approach is not aligned with local market practice, we will generally vote against the slate in cases where we otherwise would vote against an individual nominee.
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Where market practice is to elect directors as a slate, we will generally support the nominated slate unless there are governance concerns with several of the individuals included on the slate or we have broad concerns with the composition of the board such as a lack of independence.

Majority vote standard: Invesco generally votes in favor of proposals to elect directors by a majority vote, except in cases where a company has adopted formal governance principles that present a meaningful alternative to the majority voting standard.
Board size: We will generally defer to the board with respect to determining the optimal number of board members given the size of the company and complexity of the business, provided that the proposed board size is sufficiently large to represent shareholder interests and sufficiently limited to remain effective. We might oppose amendments to the board size, when such change is deemed diminishing of Invesco’s governance requirements such as an adequate level of independence and diversity on the board.
Board assessment and succession planning: Invesco will consider and vote case-by-case on shareholder proposals to adopt a policy on succession planning. When evaluating board effectiveness, Invesco considers whether periodic performance reviews and skills assessments are conducted to ensure the board represents the interests of shareholders. In addition, boards should have a robust succession plan in place for key management and board personnel.
Voting on director nominees in contested elections
Proxy contests: We will review case-by-case dissident shareholder proposals based on their individual merits. We consider the following factors, among others, when evaluating the merits of each list of nominees: the long-term performance of the company relative to its industry, management’s track record, any relevant background information related to the contest, the qualifications of the respective lists of director nominees, the strategic merits of the approaches proposed by both sides, including the likelihood that the proposed goals can be met, and positions of stock ownership in the company.
D.
Capitalization
Capital allocation: Invesco expects companies to responsibly raise and deploy capital toward the long-term, sustainable success of the business. In addition, we expect capital allocation authorizations and decisions to be made with due regard to shareholder dilution, rights of shareholders to ratify significant corporate actions and pre-emptive rights, where applicable.
Share issuance: We generally support authorizations to issue shares without preemptive rights up to 20% of a company’s issued share capital for general corporate purposes. However, for issuance requests with preemptive rights, we support authorizations up to a threshold of 50%. Shares should not be issued at a substantial discount to the market price. The same requirements are expected for convertible and non-convertible debt instruments.
Share repurchase programs: We generally support share repurchase plans in which all shareholders may participate on equal terms. However, it is our view that such plans should be executed transparently and in alignment with long-term shareholder interests. Therefore, we will not support such plans when there is clear evidence of abuse or no safeguards against selective buybacks, or the terms do not align with market best practices.
Stock splits: We will evaluate proposals for forward and reverse stock splits on a case-by-case basis. Each proposal will be evaluated based on its potential impact on shareholder value, local market best practices, and alignment with the company's long-term strategic goals.
Increases in authorized share capital: We will generally support proposals to increase a company’s number of authorized common and/or preferred shares, provided we have not identified concerns regarding a company’s historical share issuance activity or the potential to use these authorizations for antitakeover purposes. We will consider the amount of the request in relation to the company’s current authorized share capital, any proposed corporate transactions contingent on approval of these requests and the cumulative impact on a company’s authorized share capital, for example, if a reverse stock split is concurrently submitted for shareholder consideration.

Mergers, acquisitions, disposals and other corporate transactions: Invesco’s investment teams will review proposed corporate transactions including mergers, acquisitions, reorganizations, proxy contests, private placements, dissolutions and divestitures based on a proposal’s individual investment merits. In addition, we broadly approach voting on other corporate transactions as follows:
●
We will generally support proposals to approve different types of restructurings that provide the necessary financing to save the company from involuntary bankruptcy.
●
We will generally support proposals to enact corporate name changes and other proposals related to corporate transactions that we believe are in shareholders’ best interests.
●
We will generally support reincorporation proposals, provided that management has provided a compelling rationale for the change in legal jurisdiction and provided further that the proposal will not significantly adversely impact shareholders’ rights.
E.
Environmental, Social and Governance Risk Oversight
Director responsibility for risk oversight: A board of directors is ultimately responsible for overseeing management and ensuring that proper governance, oversight and control mechanisms are in place at the companies it oversees. Invesco may take voting action against director nominees in response to material governance or risk oversight failures that adversely affect shareholder value.
Invesco considers the adequacy of a company's response to material oversight failures when determining whether any voting action is warranted. In addition, Invesco will consider the responsibilities delegated to board sub-committees when determining if it is appropriate to hold the incumbent chair of the relevant committee, or nearest equivalent, accountable for these material failures.
Material governance or risk oversight failures at a company may include, without limitation:
i.
significant bribery, corruption or ethics violations;
ii.
events causing significant climate-related risks;
iii.
significant health and safety incidents; and/or
iv.
failure to ensure the protection of human rights.
Reporting of financially material environmental, social and corporate governance (“ESG”) information: Companies should report on their ESG opportunities and risks where material to their business operations.
●
Climate risk management: We encourage companies to report on material climate-related risks and opportunities and how these are considered within the company’s strategy, financial planning, governance structures and risk management frameworks aligned with applicable regional regulatory requirements. For companies in industries that materially contribute to climate change, we encourage comprehensive disclosure of greenhouse gas emissions and Paris Agreement of 2015-aligned emissions reduction targets, where appropriate. Invesco may take voting action at companies that fail to adequately address climate-related risks, including opposing director nominations in cases where we view the lack of effective climate transition risk management as potentially detrimental to long-term shareholder value.
Shareholder proposals addressing environmental and social (“E&S”) issues: We recognize E&S shareholder proposals are nuanced and therefore, Invesco will analyze such proposals on a case-by-case basis. When considering such proposals, we will consider the following factors, among others: a company's track record on E&S issues, the efficacy of the proposal's request, whether the requested action is unduly burdensome, and whether we consider the adoption of such proposal would promote long-term shareholder value. We will also consider company responsiveness to the proposal and any engagement on the issue when casting votes.

Invesco may support shareholder resolutions requesting that specific actions be taken to address E&S issues or mitigate exposure to material E&S risks, including reputational risk, related to these issues. We generally do not support resolutions where insufficient information has been provided in advance of the vote or a lack of disclosure inhibits our ability to make fully informed voting decisions.
F.
Executive Compensation and Performance Alignment
Invesco supports compensation polices and equity incentive plans that promote alignment between management incentives and shareholders’ long-term interests. We pay close attention to local market practice and may apply stricter or modified criteria where appropriate.
Advisory votes on executive compensation, remuneration policy and remuneration reports: We will generally not support compensation-related proposals where more than one of the following is present:
i.
there is an unmitigated misalignment between executive pay and company performance for at least two consecutive years;
ii.
there are problematic compensation practices which may include, among others, incentivizing excessive risk taking or circumventing alignment between management and shareholders’ interests via repricing of underwater options;
iii.
vesting periods for long-term incentive awards are less than three years;
iv.
the company “front loads” equity awards;
v.
there are inadequate risk mitigating features in the program such as clawback provisions;
vi.
excessive, discretionary one-time equity grants are awarded to executives; and/or
vii.
less than half of variable pay is linked to performance targets, except where prohibited by law.
Invesco will consider company reporting on pay ratios as part of our evaluation of compensation proposals, where relevant.
Equity plans: Invesco generally supports equity compensation plans that promote the proper alignment of incentives with shareholders’ long-term interests, and generally votes against plans that are overly dilutive to existing shareholders, plans that contain objectionable structural features which may include provisions to reprice options without shareholder approval, plans that include evergreen provisions or plans that provide for automatic accelerated vesting upon a change in control.
Employee stock purchase plans: We generally support employee stock purchase plans that are reasonably designed to provide proper incentives to a broad base of employees, provided that the price at which employees may acquire stock represents a reasonable discount from the market price and that the total shareholder dilution resulting from the plan is not excessive (e.g., more than 10% of outstanding shares).
Severance Arrangements: Invesco considers proposed severance arrangements (sometimes known as “golden parachute” arrangements) on a case-by-case basis due to the wide variety among their terms. Invesco acknowledges that in some cases such arrangements, if reasonable, and aligned with local market best practices, may be in shareholders’ best interests as a method of attracting and retaining high-quality executive talent. We generally evaluate case-by-case proposals requiring shareholder ratification of senior executives’ severance agreements depending on whether the proposed terms and disclosure align with good market practice.
Frequency of Advisory Vote on Executive Compensation (Say-on-Pay, MSOP) Management Proposals: It is our view that shareholders should be given the opportunity to vote on executive compensation and adequately express their potential concerns. Invesco will generally vote in favor of a one-year frequency, in order to foster greater accountability, as well as to grant shareholders a timely intervention on egregious pay practices.

Exhibit A
Harbourview Asset Management Corporation
Invesco Advisers, Inc.
Invesco Asset Management (India) Pvt. Ltd*1
Invesco Asset Management (Japan) Limited*1
Invesco Asset Management (Schweiz) AG
Invesco Asset Management Deutschland, GmbH
Invesco Asset Management Limited1
Invesco Asset Management Singapore Ltd
Invesco Australia Ltd
Invesco Canada Ltd.1
Invesco Capital Management LLC
Invesco Capital Markets, Inc.*1
Invesco European RR L.P
Invesco Fund Managers Limited
Invesco Hong Kong Limited
Invesco Investment Advisers LLC
Invesco Investment Management (Shanghai) Limited
Invesco Investment Management Limited
Invesco Loan Manager, LLC
Invesco Managed Accounts, LLC
Invesco Management S.A.
Invesco Overseas Investment Fund Management (Shanghai) Limited
Invesco Pensions Limited
Invesco Private Capital, Inc.
Invesco Real Estate Management S.à r.l.1
Invesco RR Fund L.P.
Invesco Senior Secured Management, Inc.
Invesco Taiwan Limited*1
Invesco Trust Company
OppenheimerFunds, Inc.
WL Ross & Co. LLC
*
Invesco entities with specific proxy voting guidelines
1
Invesco entities with specific conflicts of interest policies

Invesco Actively Managed Exchange-Traded Fund Trust
PART C. OTHER INFORMATION
Item 28. Exhibits.
Exhibit Number			Description
(a)	(1)	(a)	Agreement and Declaration of Trust of the Registrant dated November 7, 2007. (1)
		(b)	Amendment No. 1 to the Agreement and Declaration of Trust. (8)
	(2)		Certificate of Trust. (8)
(b)			Amended and Restated By-Laws of the Registrant adopted November 7, 2008, as most recently amended June 20, 2019. (10)
(c)	(1)		Declaration of Trust of the Registrant, incorporated by reference to Item (a)(1) above.
	(2)		Amended and Restated By-Laws of the Registrant, incorporated by reference to Item (b) above.
(d)	(1)	(a)	Amended and Restated Investment Advisory Agreement dated February 18, 2021 between the Registrant and Invesco Capital Management LLC, for unitary fee funds. (13)
		(b)	Schedule A (as of [ ]) to the Amended and Restated Investment Advisory Agreement for unitary fees. (*)
	(2)	(a)	Amended and Restated Investment Advisory Agreement dated February 18, 2021 between the Registrant and Invesco Capital Management LLC, for non-unitary fee funds. (13)
		(b)	Schedule A (as of April 30, 2024) to the Amended and Restated Investment Advisory Agreement for non-unitary fees. (20)
	(3)	(a)	Amended and Restated Investment Sub-Advisory Agreement dated April 14, 2010 between Sub-Advisers and Invesco Capital Management LLC. (9)
		(b)	Acknowledgement and Waiver of Notice of Termination dated January 14, 2015, on behalf of Invesco Australia Limited for Amended and Restated Investment Sub-Advisory Agreement. (3)
		(c)	Schedule A (as of [ ]) to the Amended and Restated Investment Sub-Advisory Agreement. (*)
	(4)	(a)	Excess Expense Agreement dated June 16, 2011, and as amended August 28, 2023, between the Registrant and Invesco Capital Management LLC. (16)
		(b)	Schedule A (as of April 30, 2024) to the Excess Expense Agreement between the Registrant and Invesco Capital Management LLC. (19)
	(5)		Amended and Restated Memorandum of Agreement (Advisory Fee Waivers) between the Registrant and Invesco Capital Management LLC as of April 18, 2024. (19)
(e)	(1)	(a)	Amended and Restated Master Distribution Agreement dated April 30, 2009, between the Registrant and Invesco Distributors, Inc. (5)
		(b)	Schedule A (as of [ ]) to the Amended and Restated Master Distribution Agreement. (*)
		(c)	Amendment (as of September 17, 2020) to the Amended and Restated Master Distribution Agreement. (12)
(f)			Not applicable.
(g)	(1)	(a)	Custody Agreement with Schedule I (as of September 17, 2018) between Registrant and The Bank of New York Mellon. (6)
		(b)	Schedule I (as of [ ]) to the Custody Agreement between Registrant and The Bank of New York Mellon. (*)
		(c)	Amendment (as of July 1, 2024) for Custody Agreement between Registrant and The Bank of New York Mellon. (18)
	(2)		Foreign Custody Manager Agreement dated June 14, 2018 between the Registrant and The Bank of New York Mellon (11)

Exhibit Number			Description
(h)	(1)	(a)	Fund Administration and Accounting Agreement (as of September 17, 2018) between Registrant and The Bank of New York Mellon. (7)
		(b)	Amendment to Exhibit A (as of [ ]) to the Fund Administration and Accounting Agreement between Registrant and The Bank of New York Mellon. (*)
		(c)	Amendment (as of July 1, 2024) to the Fund Administration and Accounting Agreement between Registrant and The Bank of New York Mellon. (18)
	(2)		Form of Participant Agreement between Invesco Distributors, Inc. and the Participant. (15)
	(3)	(a)	Amended and Restated Transfer Agency and Service Agreement dated June 17, 2013 between Registrant and The Bank of New York Mellon. (4)
		(b)	Exhibit D (as of [ ]) to the Amended and Restated Transfer Agency and Service Agreement between Registrant and The Bank of New York Mellon. (*)
	(4)		Form of Sublicense Agreement between Registrant and Invesco Capital Management LLC. (4)
	(5)		Management Services Agreement dated December 12, 2012 between Registrant and Invesco Capital Management LLC. (2)
	(6)		Form of Rule 12d1-4 Fund of Funds Investment Agreement. (14)
(i)			Opinion and Consent of Counsel (*)
(j)			Consent of Independent Registered Public Accounting Firm – None
(k)			Not applicable.
(m)			Not applicable.
(n)			Not applicable.
(o)			Not applicable.
(p)			Code of Ethics adopted by the Invesco Family of ETFs, Invesco investment advisers and distributor dated January 2024. (17)
(q)			Powers of Attorney for Trustees Bagge, Barre, Herget, Kole, Lim, Pace, Wicker and Wilson. (12)

(1)
Incorporated by reference to Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A, filed on March 24, 2008.
(2)
Incorporated by reference to Post-Effective Amendment No. 117 to the Trust’s Registration Statement on Form N-1A, filed on October 1, 2013.
(3)
Incorporated by reference to Post-Effective Amendment No. 183 to the Trust’s Registration Statement on Form N-1A, filed on February 26, 2015.
(4)
Incorporated by reference to Post-Effective Amendment No. 294 to the Trust’s Registration Statement on Form N-1A, filed on February 15, 2017.
(5)
Incorporated by reference to Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed on February 27, 2018.
(6)
Incorporated by reference to Post-Effective Amendment No. 26 to the Invesco Exchange-Traded Self-Indexed Fund Trust’s Registration Statement on Form N-1A, filed on November 21, 2018.
(7)
Incorporated by reference to Post-Effective Amendment No. 272 to the Invesco Exchange-Traded Fund Trust’s Registration Statement on Form N-1A, filed on October 24, 2018.
(8)
Incorporated by reference to Post-Effective Amendment No. 382 to the Trust’s Registration Statement on Form N-1A, filed on December 28, 2018.
(9)
Incorporated by reference to Post-Effective Amendment No. 83 to the Trust’s Registration Statement on Form N-1A, filed on February 28, 2013.
(10)
Incorporated by reference to Post-Effective Amendment No. 390 to the Trust’s Registration Statement on Form N-1A, filed on February 28, 2020.
(11)
Incorporated by reference to Post-Effective Amendment No. 400 to the Trust’s Registration Statement on Form POS EX, filed on April 24, 2020.
(12)
Incorporated by reference to Post-Effective Amendment No. 436 to the Trust’s Registration Statement, filed on November 24, 2020.

(13)
Incorporated by referenced to Post-Effective Amendment No. 447 to the Trust’s Registration Statement on Form N-1A, filed on February 25, 2021.
(14)
Incorporated by reference to Post-Effective Amendment No. 481 to the Trust’s Registration Statement on Form N-1A, filed on February 25, 2022.
(15)
Incorporated by reference to Post-Effective Amendment No. 94 to the Invesco Actively Managed Exchange-Traded Commodity Fund Trust’s Registration Statement on Form N-1A, filed on August 19, 2022.
(16)
Incorporated by reference to Post-Effective Amendment No. 826 to the Invesco Exchange-Traded Fund Trust II’s Registration Statement on Form N-1A, filed on August 25, 2023.
(17)
Incorporated by reference to Post-Effective Amendment No. 537 to the Trust’s Registration Statement on Form N-1A, filed on February 27, 2024.
(18)
Incorporated by reference to Post-Effective Amendment No. 552 to the Trust’s Registration Statement on Form N-1A, filed on July 9, 2024.
(19)
Incorporated by reference to Post-Effective Amendment No. 846 to the Invesco Exchange-Traded Fund Trust II’s Registration Statement on Form N-1A, filed on June 21, 2024.
(20)
Incorporated by reference to Post-Effective Amendment No. 566 to the Trust’s Registration Statement on FormN-1A, filed on November 26, 2024.
(*)
To be filed by subsequent amendment.
Item 29. Persons Controlled by or Under Common Control with the Fund.
None.
Item 30. Indemnification.
The Registrant (also, the “Trust”) is organized as a Delaware business trust and is operated pursuant to a Declaration of Trust, dated November 7, 2007 (the “Declaration of Trust”).
Reference is made to Article IX of the Registrant’s Declaration of Trust:
Subject to the exceptions and limitations contained in Section 9.5, every person who is, or has been, a Trustee, officer, or employee of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.
No indemnification shall be provided hereunder to a Covered Person to the extent such indemnification is prohibited by applicable federal law.
The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person.
Subject to applicable federal law, expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 9.5 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 9.5.
To the extent that any determination is required to be made as to whether a Covered Person engaged in conduct for which indemnification is not provided as described herein, or as to whether there is reason to believe that a Covered Person ultimately will be found entitled to indemnification, the Person or Persons making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in such conduct and that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.
As used in this Section 9.5, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, demands, actions, suits, investigations, regulatory inquiries, proceedings or any other occurrence of a similar nature, whether actual or threatened and whether civil, criminal, administrative or other, including appeals, and the words “liability” and “expenses” shall include without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.
Further Indemnification.
Nothing contained herein shall affect any rights to indemnification to which any Covered Person or other Person may be entitled by contract or otherwise under law or prevent the Trust from entering into any contract to provide indemnification to any Covered Person or other Person. Without limiting the foregoing, the Trust may, in connection with the acquisition of assets subject to liabilities pursuant to Section 4.2 hereof or a reorganization or consolidation pursuant to Section 10.2 hereof, assume the obligation to indemnify any Person including a Covered Person or otherwise contract to provide such indemnification, and such indemnification shall not be subject to the terms of this Article IX.
Amendments and Modifications.
Without limiting the provisions of Section 11.1(b) hereof, in no event will any amendment, modification or change to the provisions of this Declaration or the By-laws adversely affect in any manner the rights of any Covered Person to (a) indemnification under Section 9.5 hereof in connection with any proceeding in which such Covered Person becomes involved as a party or otherwise by virtue of being or having been a Trustee, officer or employee of the Trust or (b) any insurance payments under policies maintained by the Trust, in either case with respect to any act or omission of such Covered Person that occurred or is alleged to have occurred prior to the time such amendment, modification or change to this Declaration or the By-laws.
Item 31. Business and Other Connections of the Investment Adviser.
Reference is made to the caption “Management of the Fund” in the Prospectus constituting Part A, which is included in this Registration Statement, and “Management” in the Statement of Additional Information constituting Part B, which is included in this Registration Statement.
The information as to the directors and executive officers of Invesco Capital Management LLC is set forth in Schedule A of Invesco Capital Management LLC’s Form ADV filed with the Securities and Exchange Commission (the “SEC”) on March 27, 2024 (and as amended through the date hereof) and is incorporated herein by reference. The Form ADV may be obtained free of charge, at the SEC's website at www.adviserinfo.sec.gov, and may be requested by File No. 801-61851.
The information as to the directors and executive officers of Invesco Advisers, Inc. is set forth in Schedule A of Invesco Advisers, Inc.’s Form ADV filed with the SEC on January 9, 2025 (and amended through the date hereof) and is incorporated herein by reference. The Form ADV may be obtained free of charge, at the SEC’s website at www.adviserinfo.sec.gov, and may be requested by File No. 801-33949.
Item 32. Principal Underwriters.
(a) The sole principal underwriter for the Registrant is Invesco Distributors, Inc., which acts as distributor for the Registrant and the following other funds:
AIM Counselor Series Trust (Invesco Counselor Series Trust)
AIM Equity Funds (Invesco Equity Funds)
AIM Funds Group (Invesco Funds Group)
AIM Growth Series (Invesco Growth Series)
AIM International Mutual Funds (Invesco International Mutual Funds)
AIM Investment Funds (Invesco Investment Funds)
AIM Investment Securities Funds (Invesco Investment Securities Funds)
AIM Sector Funds (Invesco Sector Funds)
AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco Management Trust
Invesco Senior Loan Fund
Short-Term Investments Trust
Invesco Actively Managed Exchange-Traded Fund Trust
Invesco Actively Managed Exchange-Traded Commodity Fund Trust
Invesco Exchange-Traded Fund Trust II
Invesco Exchange-Traded Fund Trust

Invesco India Exchange-Traded Fund Trust
Invesco Exchange-Traded Self-Indexed Fund Trust
(b) The following are the Officers and Managers of Invesco Distributors, Inc., the Registrant’s underwriter.

NAME AND PRINCIPAL BUSINESS ADDRESS*	POSITIONS AND OFFICES WITH REGISTRANT	POSITIONS AND OFFICES WITH UNDERWRITER
John McDonough	None	Director, Chief Executive Officer and President
Terry Gibson Vacheron	None	Executive Vice President
Mark W. Gregson	None	Chief Financial Officer
Trisha B. Hancock	None	Chief Compliance Officer and Senior Vice President
Rocco Benedetto	None	Senior Vice President
David Borrelli	None	Senior Vice President
Ken Brodsky	None	Senior Vice President
George Fahey	None	Senior Vice President
Eliot Honaker	None	Senior Vice President
Brian Kiley	None	Senior Vice President
Brian Levitt	None	Senior Vice President
Kevin Neznek	None	Senior Vice President
Adam Rochlin	None	Senior Vice President
Benjamin Stewart	None	Senior Vice President
Paul E. Temple	None	Senior Vice President
Melanie Ringold	Chief Legal Officer	Secretary
Greg Ketron	None	Treasurer
Lindsey Sparano	None	Financial and Operations Principal and Controller
Crissie Wisdom	Anti-Money Laundering Compliance Officer	Anti-Money Laundering Compliance Officer
*
The principal business address for all directors and executive officers is Invesco Distributors, Inc., 11 Greenway Plaza, Houston, Texas 77046-1173.
(c) Not applicable.
Item 33. Location of Accounts and Records.
All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder, are held in physical possession at the offices, as applicable, of: (1) the Registrant, (2) the Registrant’s investment adviser and (3) the Registrant’s custodian and administrator.
1.	Invesco Actively Managed Exchange-Traded Fund Trust 3500 Lacey Road, Suite 700 Downers Grove, Illinois 60515
2.	Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, Illinois 60515

3.	The Bank of New York Mellon 240 Greenwich Street New York, New York 10286
Item 34. Management Services.
Not applicable.
Item 35. Undertakings.
None.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 31st day of January, 2025.
Invesco Actively Managed Exchange-Traded Fund Trust
By:	/s/ Brian Hartigan
Brian Hartigan
Title:	President and Trustee
Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.
SIGNATURE	TITLE	DATE
/s/ Brian Hartigan	President and Trustee	January 31, 2025
Brian Hartigan
/s/ Kelli Gallegos	Treasurer	January 31, 2025
Kelli Gallegos
/s/ Adam Henkel	Secretary	January 31, 2025
Adam Henkel
*/s/ Ronn R. Bagge	Vice Chairman and Trustee	January 31, 2025
Ronn R. Bagge
*/s/ Todd J. Barre	Trustee	January 31, 2025
Todd J. Barre
*/s/ Victoria J. Herget	Trustee	January 31, 2025
Victoria J. Herget
*/s/ Marc M. Kole	Trustee	January 31, 2025
Marc M. Kole
*/s/ Yung Bong Lim	Trustee	January 31, 2025
Yung Bong Lim
*/s/ Joanne Pace	Trustee	January 31, 2025
Joanne Pace
*/s/ Gary R. Wicker	Trustee	January 31, 2025
Gary R. Wicker
*/s/ Donald H. Wilson	Chairman and Trustee	January 31, 2025
Donald H. Wilson
*By: /s/ Adam Henkel		January 31, 2025
Adam Henkel
Attorney-In-Fact
*
Adam Henkel signs this Registration Statement pursuant to powers of attorney filed with Post-Effective Amendment No. 436 to the Trust’s Registration Statement and incorporated by reference herein.